UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 96.4%

Australia - 23.0%
AGL Energy Ltd.	12,305	$161,861
Amcor Ltd.	21,261	207,896
AMP Ltd.	27,555	116,878
Aurizon Holdings Ltd.	46,549	148,336
Australia & New Zealand Banking Group Ltd.	30,002	609,655
BHP Billiton Ltd.	96,417	1,252,847
Brambles Ltd.	19,586	164,870
Caltex Australia Ltd.	4,200	115,200
CIMIC Group Ltd.	6,182	109,294
Coca-Cola Amatil Ltd.	16,424	111,128
Commonwealth Bank of Australia	16,000	995,638
Crown Resorts Ltd.	10,784	98,074
CSL Ltd.	3,908	299,424
Incitec Pivot Ltd.	23,400	67,418
Insurance Australia Group Ltd.	25,151	101,740
Macquarie Group Ltd.	2,686	161,749
National Australia Bank Ltd.	26,940	591,926
Origin Energy Ltd.	41,567	142,138
QBE Insurance Group Ltd.	8,145	74,607
Ramsay Health Care Ltd.	1,600	79,088
Rio Tinto Ltd.	10,352	336,738
Sonic Healthcare Ltd.	7,575	98,485
Suncorp Group Ltd.	13,850	122,329
Telstra Corp., Ltd.	291,503	1,189,786
Wesfarmers Ltd.	25,053	758,438
Westpac Banking Corp.	32,658	797,396
Woodside Petroleum Ltd.	34,269	716,059
Woolworths Ltd.	29,455	525,035

Total Australia		10,154,033

China - 22.7%
AAC Technologies Holdings, Inc.(a)	11,500	75,008
Agricultural Bank of China Ltd. Class H	299,000	122,298
ANTA Sports Products Ltd.	31,000	85,198
Bank of China Ltd. Class H	744,255	332,267
Bank of Communications Co., Ltd. Class H	282,955	199,343
Beijing Enterprises Holdings Ltd.	7,000	42,406
Belle International Holdings Ltd.	293,000	220,029
China Construction Bank Corp. Class H	2,136,100	1,463,545
China Life Insurance Co., Ltd. Class H	24,396	78,853
China Merchants Bank Co., Ltd. Class H	27,904	65,888
China Merchants Holdings International Co., Ltd.	33,223	105,669
China Mobile Ltd.	233,234	2,633,236
China Overseas Land & Investment Ltd.	33,065	116,045
China Petroleum & Chemical Corp. Class H	392,261	236,870
China Power International Development Ltd.	100,000	57,805
China Resources Land Ltd.	28,000	81,650
China Resources Power Holdings Co., Ltd.	72,218	140,520
China Shenhua Energy Co., Ltd. Class H	124,736	196,033
China Telecom Corp., Ltd. Class H	129,038	60,605
China Unicom Hong Kong Ltd.	210,345	256,480
CITIC Ltd.	173,000	306,260
CNOOC Ltd.	945,561	984,584
Country Garden Holdings Co., Ltd.	291,000	119,402
Evergrande Real Estate Group Ltd.(a)	236,000	207,676
Fosun International Ltd.	46,500	72,599
Guangdong Investment Ltd.	66,000	93,505
Hengan International Group Co., Ltd.	12,500	118,062
Industrial & Commercial Bank of China Ltd. Class H	760,270	459,096
Kunlun Energy Co., Ltd.	114,000	101,495
Lenovo Group Ltd.	171,000	173,644
PetroChina Co., Ltd. Class H	230,919	151,361
Ping An Insurance Group Co. of China Ltd. Class H	21,646	120,098
Shenzhou International Group Holdings Ltd.	14,000	80,476
Shimao Property Holdings Ltd.	36,000	64,009
Sun Art Retail Group Ltd.(a)	93,225	70,368
Tencent Holdings Ltd.	9,900	194,803
Tingyi Cayman Islands Holding Corp.	40,000	57,083
Want Want China Holdings Ltd.	109,000	81,151

Total China		10,025,420

Hong Kong - 7.8%
AIA Group Ltd.	26,925	161,894
Bank of East Asia Ltd. (The)(a)	20,000	74,450
BOC Hong Kong Holdings Ltd.	87,889	268,765
Cathay Pacific Airways Ltd.	62,000	107,358
CLP Holdings Ltd.	44,104	374,735
Galaxy Entertainment Group Ltd.	35,000	110,417
Hang Lung Properties Ltd.	40,000	91,044
Hang Seng Bank Ltd.	13,003	247,472
Henderson Land Development Co., Ltd.	15,196	93,135
Hong Kong & China Gas Co., Ltd.	122,062	239,395
Hong Kong Exchanges and Clearing Ltd.	6,135	157,132
MTR Corp., Ltd.	82,765	410,079
New World Development Co., Ltd.	95,409	94,299
Power Assets Holdings Ltd.	36,079	331,921
Sino Land Co., Ltd.	46,924	68,780
Sun Hung Kai Properties Ltd.	17,534	211,761
Swire Pacific Ltd. Class A	6,000	67,508
Swire Pacific Ltd. Class B	40,000	81,753
Swire Properties Ltd.	33,800	97,691
Wharf Holdings Ltd. (The)	22,350	124,004
Wheelock & Co., Ltd.	13,000	54,767

Total Hong Kong		3,468,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2015

Investments	Shares	Value
India - 0.3%
Infosys Ltd.	100	$1,671
Infosys Ltd. ADR(a)	6,967	116,697

Total India		118,368

Indonesia - 2.5%
Astra International Tbk PT	634,661	276,240
Bank Central Asia Tbk PT	74,275	71,662
Bank Mandiri Persero Tbk PT	141,324	94,831
Bank Rakyat Indonesia Persero Tbk PT	145,900	120,922
Telekomunikasi Indonesia Persero Tbk PT	1,503,500	338,655
Unilever Indonesia Tbk PT	70,735	189,858

Total Indonesia		1,092,168

Malaysia - 4.6%
Axiata Group Bhd	141,300	210,954
DiGi.Com Bhd	158,500	199,348
Genting Malaysia Bhd	440	449
IOI Corp. Bhd	83,600	86,842
Kuala Lumpur Kepong Bhd	16,300	86,862
Malayan Banking Bhd	112,094	219,306
Maxis Bhd	168,100	266,235
MISC Bhd	37,000	80,748
Petronas Chemicals Group Bhd	96,408	163,244
Petronas Gas Bhd	30,300	160,198
Public Bank Bhd	23,490	101,324
Sime Darby Bhd	107,600	194,224
Telekom Malaysia Bhd	59,700	94,274
Tenaga Nasional Bhd	60,500	187,693

Total Malaysia		2,051,701

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	65,350	80,481
Aboitiz Power Corp.	151,000	133,816
Globe Telecom, Inc.	1,840	72,419
Manila Electric Co.	20,750	141,112
Philippine Long Distance Telephone Co.	6,370	278,869
SM Investments Corp.	5,586	102,567
Universal Robina Corp.	19,620	77,554

Total Philippines		886,818

Singapore - 5.8%
CapitaLand Ltd.	36,000	85,010
DBS Group Holdings Ltd.	15,817	186,082
Hutchison Port Holdings Trust	360,007	190,804
Jardine Cycle & Carriage Ltd.	6,878	168,962
Keppel Corp., Ltd.	55,484	254,609
Oversea-Chinese Banking Corp., Ltd.	28,001	173,693
Singapore Airlines Ltd.	11,457	90,451
Singapore Technologies Engineering Ltd.	76,225	161,729
Singapore Telecommunications Ltd.	340,177	880,027
United Overseas Bank Ltd.	13,774	190,398
Wilmar International Ltd.	85,800	177,811

Total Singapore		2,559,576

South Korea - 8.7%
Coway Co., Ltd.	1,131	81,120
Hyundai Mobis Co., Ltd.	707	148,629
Hyundai Motor Co.	2,517	319,844
Kangwon Land, Inc.	3,049	99,852
KB Financial Group, Inc.	1,868	52,812
Kia Motors Corp.	3,889	174,459
Korea Electric Power Corp.	3,500	149,247
Korea Zinc Co., Ltd.	166	66,397
KT&G Corp.	2,217	197,583
LG Chem Ltd.	528	147,924
LG Corp.	1,678	101,320
LG Display Co., Ltd.	2,000	41,875
LG Household & Health Care Ltd.	9	8,059
POSCO	2,006	284,848
S-Oil Corp.	1,200	81,259
Samsung Electronics Co., Ltd.	1,088	1,169,144
Samsung Life Insurance Co., Ltd.	994	93,250
Shinhan Financial Group Co., Ltd.	2,700	91,071
SK Holdings Co., Ltd.	453	92,914
SK Hynix, Inc.	3,000	78,675
SK Telecom Co., Ltd.	473	86,931
SK Telecom Co., Ltd. ADR	8,459	170,449
Woori Bank	12,100	91,017

Total South Korea		3,828,679

Taiwan - 15.2%
Advanced Semiconductor Engineering, Inc.	205,175	237,363
Asustek Computer, Inc.	19,740	163,463
Catcher Technology Co., Ltd.	7,000	58,818
Cathay Financial Holding Co., Ltd.	105,614	148,870
Cheng Shin Rubber Industry Co., Ltd.	71,948	116,748
China Steel Corp.(a)	376,078	205,516
Chunghwa Telecom Co., Ltd.	174,436	526,277
CTBC Financial Holding Co., Ltd.	159,805	82,221
Delta Electronics, Inc.	48,415	229,200
Far Eastern New Century Corp.	101,683	79,713
Far EasTone Telecommunications Co., Ltd.	68,000	139,946
First Financial Holding Co., Ltd.	112	52
Formosa Chemicals & Fibre Corp.	46,685	105,175
Formosa Petrochemical Corp.	62,511	149,964
Formosa Plastics Corp.	67,444	158,102
Fubon Financial Holding Co., Ltd.	107,803	147,689
Hon Hai Precision Industry Co., Ltd.	286,120	703,824
Hua Nan Financial Holdings Co., Ltd.	86,536	40,176
Largan Precision Co., Ltd.	1,000	69,108
MediaTek, Inc.	61,000	464,274
Mega Financial Holding Co., Ltd.	170,827	110,515

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2015

Investments	Shares	Value
Nan Ya Plastics Corp.	140,537	$260,991
Pegatron Corp.	58,000	127,135
President Chain Store Corp.	17,000	106,357
Quanta Computer, Inc.	124,000	200,079
Taiwan Mobile Co., Ltd.	87,100	265,169
Taiwan Semiconductor Manufacturing Co., Ltd.	390,241	1,698,921
Uni-President Enterprises Corp.	62,346	104,204

Total Taiwan		6,699,870

Thailand - 3.8%
Advanced Info Service PCL	60,300	254,706
Advanced Info Service PCL NVDR	14,800	62,515
Airports of Thailand PCL NVDR	12,584	120,997
Bangkok Bank PCL NVDR	12,700	53,821
CP ALL PCL	76,200	83,114
Intouch Holdings PCL NVDR	98,285	142,026
Krung Thai Bank PCL NVDR	142,100	65,946
PTT Exploration & Production PCL	72,513	115,364
PTT Global Chemical PCL	88,694	123,237
PTT PCL	46,600	315,976
PTT PCL NVDR	8,300	56,279
Siam Cement PCL (The) NVDR	17,771	227,169
Siam Commercial Bank PCL (The)	21,700	72,062

Total Thailand		1,693,212

TOTAL COMMON STOCKS (Cost: $46,736,415)		42,578,205

EXCHANGE-TRADED FUNDS AND NOTES - 3.6%

United States - 3.6%
iPath MSCI India Index ETN*	21,215	1,359,457
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	7,910	207,005

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $1,422,868)		1,566,462

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $397,743)(d)	397,743	397,743

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $48,557,026)		44,542,410
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(379,939)

NET ASSETS - 100.0%		$44,162,471

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $588,486 and the total market value of the collateral held by the Fund was $626,431. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $228,688.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.0%

Australia - 100.0%
Banks - 10.5%
Australia & New Zealand Banking Group Ltd.	37,280	$757,547
Commonwealth Bank of Australia	13,055	812,378
National Australia Bank Ltd.	36,976	812,437
Westpac Banking Corp.	38,077	929,710

Total Banks		3,312,072

Beverages - 4.0%
Coca-Cola Amatil Ltd.	95,677	647,371
Treasury Wine Estates Ltd.	103,839	627,049

Total Beverages		1,274,420

Biotechnology - 1.2%
CSL Ltd.	3,621	277,435
Sirtex Medical Ltd.	3,884	113,173

Total Biotechnology		390,608

Capital Markets - 2.1%
Macquarie Group Ltd.	10,906	656,752

Chemicals - 3.0%
Incitec Pivot Ltd.	157,481	453,718
Orica Ltd.(a)	42,989	484,788

Total Chemicals		938,506

Commercial Services & Supplies - 4.2%
Brambles Ltd.	47,928	403,446
Downer EDI Ltd.	164,041	429,653
Recall Holdings Ltd.	65,808	332,756
Spotless Group Holdings Ltd.	199,085	156,432

Total Commercial Services & Supplies		1,322,287

Construction & Engineering - 2.4%
CIMIC Group Ltd.	43,435	767,908

Construction Materials - 3.1%
Adelaide Brighton Ltd.	165,163	570,781
Boral Ltd.	94,253	405,271

Total Construction Materials		976,052

Containers & Packaging - 1.5%
Amcor Ltd.	50,097	489,862

Diversified Telecommunication Services - 4.3%
M2 Group Ltd.	53,500	445,290
Telstra Corp., Ltd.	175,179	715,003
TPG Telecom Ltd.	28,492	205,013

Total Diversified Telecommunication Services		1,365,306

Energy Equipment & Services - 1.7%
WorleyParsons Ltd.	159,417	537,005

Food & Staples Retailing - 4.5%
Wesfarmers Ltd.	23,571	713,573
Woolworths Ltd.	39,964	712,358

Total Food & Staples Retailing		1,425,931

Food Products - 1.0%
GrainCorp Ltd. Class A	48,679	305,644

Health Care Equipment & Supplies - 2.3%
Ansell Ltd.	17,411	271,462
Cochlear Ltd.	6,498	451,866

Total Health Care Equipment & Supplies		723,328

Health Care Providers & Services - 3.7%
Healthscope Ltd.	94,957	183,769
Primary Health Care Ltd.	155,939	265,481
Ramsay Health Care Ltd.	5,024	248,335
Sonic Healthcare Ltd.	36,632	476,264

Total Health Care Providers & Services		1,173,849

Hotels, Restaurants & Leisure - 9.9%
Aristocrat Leisure Ltd.	57,665	428,352
Crown Resorts Ltd.	47,364	430,746
Domino’s Pizza Enterprises Ltd.	6,432	270,247
Flight Centre Travel Group Ltd.(a)	16,317	473,551
Star Entertainment Grp Ltd. (The)	95,053	351,312
Tabcorp Holdings Ltd.	158,240	542,251
Tatts Group Ltd.	197,796	631,749

Total Hotels, Restaurants & Leisure		3,128,208

Insurance - 9.0%
AMP Ltd.	133,408	565,866
Insurance Australia Group Ltd.	270,612	1,094,674
QBE Insurance Group Ltd.	38,019	348,248
Suncorp Group Ltd.	94,047	830,666

Total Insurance		2,839,454

Internet Software & Services - 1.8%
carsales.com Ltd.	66,753	567,253

IT Services - 1.1%
Computershare Ltd.	41,051	347,050

Media - 3.1%
Fairfax Media Ltd.	922,853	617,708
REA Group Ltd.	9,319	373,512

Total Media		991,220

Metals & Mining - 6.5%
Alumina Ltd.	158,717	133,373
BHP Billiton Ltd.	37,658	489,330
Fortescue Metals Group Ltd.(a)	475,918	647,495
Iluka Resources Ltd.	54,342	242,359
Rio Tinto Ltd.	16,742	544,596

Total Metals & Mining		2,057,153

Multi-Utilities - 2.2%
AGL Energy Ltd.	52,822	694,826

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2015

Investments	Shares	Value
Multiline Retail - 1.5%
Harvey Norman Holdings Ltd.	160,073	$486,807

Oil, Gas & Consumable Fuels - 7.3%
Beach Energy Ltd.	558,943	199,263
Caltex Australia Ltd.	14,059	385,619
Origin Energy Ltd.	71,657	245,030
Santos Ltd.(a)	126,408	338,443
Woodside Petroleum Ltd.	53,979	1,127,904

Total Oil, Gas & Consumable Fuels		2,296,259

Professional Services - 2.1%
ALS Ltd.	130,453	357,815
Seek Ltd.	27,166	303,980

Total Professional Services		661,795

Real Estate Management & Development - 2.0%
LendLease Group	62,463	648,045

Road & Rail - 3.1%
Asciano Ltd.	82,138	522,298
Aurizon Holdings Ltd.	145,616	464,030

Total Road & Rail		986,328

Transportation Infrastructure - 0.9%
Qube Holdings Ltd.(a)	163,214	284,991

TOTAL COMMON STOCKS (Cost: $38,491,143)		31,648,919

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $1,604,311)(c)	1,604,311	1,604,311

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $40,095,454)		33,253,230
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.0)%		(1,597,128)

NET ASSETS - 100.0%		$31,656,102

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $1,825,643 and the total market value of the collateral held by the Fund was $1,933,203. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $328,892.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

China - 97.1%
Auto Components - 0.9%
Minth Group Ltd.	24,000	$47,689
Xinyi Glass Holdings Ltd.	80,000	47,070

Total Auto Components		94,759

Automobiles - 3.4%
Byd Co., Ltd. Class H*(a)	23,500	129,323
Geely Automobile Holdings Ltd.	175,000	93,256
Great Wall Motor Co., Ltd. Class H	100,500	117,097

Total Automobiles		339,676

Banks - 2.5%
China Minsheng Banking Corp., Ltd. Class H	251,000	248,728

Capital Markets - 1.5%
GF Securities Co., Ltd. Class H*(a)	58,200	146,136

Communications Equipment - 0.4%
ZTE Corp. Class H	17,000	38,781

Diversified Consumer Services - 2.1%
New Oriental Education & Technology Group, Inc. ADR	4,564	143,173
TAL Education Group ADR*	1,546	71,842

Total Diversified Consumer Services		215,015

Electronic Equipment, Instruments & Components - 1.2%
AAC Technologies Holdings, Inc.	14,500	94,575
Sunny Optical Technology Group Co., Ltd.(a)	12,000	27,592

Total Electronic Equipment, Instruments & Components		122,167

Food & Staples Retailing - 0.7%
Sun Art Retail Group Ltd.(a)	88,500	66,802

Food Products - 5.2%
China Huishan Dairy Holdings Co., Ltd.(a)	185,000	70,895
Tingyi Cayman Islands Holding Corp.	68,000	97,041
Uni-President China Holdings Ltd.(a)	34,000	26,190
Want Want China Holdings Ltd.	247,000	183,892
WH Group Ltd.*(b)	247,000	137,999

Total Food Products		516,017

Health Care Equipment & Supplies - 1.2%
Mindray Medical International Ltd. ADR	3,017	81,821
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	60,000	41,264

Total Health Care Equipment & Supplies		123,085

Insurance - 9.6%
Ping An Insurance Group Co. of China Ltd. Class H	172,500	957,078

Internet & Catalog Retail - 16.1%
Ctrip.com International Ltd. ADR*	9,914	459,316
JD.com, Inc. ADR*	30,803	993,859
Vipshop Holdings Ltd. ADR*	10,580	161,556

Total Internet & Catalog Retail		1,614,731

Internet Software & Services - 30.2%
21Vianet Group, Inc. ADR*	1,267	26,784
Alibaba Group Holding Ltd. ADR*	9,402	764,101
Autohome, Inc. ADR*	900	31,428
Baidu, Inc. ADR*	4,440	839,338
Bitauto Holdings Ltd. ADR*	735	20,786
NetEase, Inc. ADR	1,472	266,785
Qihoo 360 Technology Co., Ltd. ADR*	1,921	139,868
SINA Corp.*(a)	1,349	66,641
Sohu.com, Inc.*	614	35,115
SouFun Holdings Ltd. ADR	5,166	38,177
Tencent Holdings Ltd.	35,400	696,567
Youku Tudou, Inc. ADR*	2,148	58,275
YY, Inc. ADR*	699	43,666

Total Internet Software & Services		3,027,531

Machinery - 1.6%
China Conch Venture Holdings Ltd.	62,863	130,266
Haitian International Holdings Ltd.	24,000	35,055

Total Machinery		165,321

Multiline Retail - 0.6%
Intime Retail Group Co., Ltd.	59,000	58,161

Personal Products - 2.6%
Hengan International Group Co., Ltd.	27,500	259,737

Pharmaceuticals - 4.1%
China Medical System Holdings Ltd.	44,000	64,835
CSPC Pharmaceutical Group Ltd.	86,000	87,885
Luye Pharma Group Ltd.*	61,107	63,708
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	13,500	39,193
Sihuan Pharmaceutical Holdings Group Ltd.†	47,000	21,395
Sino Biopharmaceutical Ltd.	151,000	137,553

Total Pharmaceuticals		414,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2015

Investments	Shares	Value
Real Estate Management & Development - 7.1%
China Vanke Co., Ltd. Class H(a)	47,976	$141,759
Country Garden Holdings Co., Ltd.	277,000	113,657
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	21,500	125,530
Evergrande Real Estate Group Ltd.(a)	170,000	149,597
Longfor Properties Co., Ltd.	44,500	66,375
Renhe Commercial Holdings Co., Ltd.*(a)	700,000	32,516
Shimao Property Holdings Ltd.	43,500	77,344

Total Real Estate Management & Development		706,778

Road & Rail - 0.6%
CAR, Inc.*(a)	34,635	57,381

Semiconductors & Semiconductor Equipment - 0.7%
GCL-Poly Energy Holdings Ltd.(a)	208,000	31,133
Hanergy Thin Film Power Group Ltd.*†	502,000	6,477
Xinyi Solar Holdings Ltd.(a)	78,000	31,904

Total Semiconductors & Semiconductor Equipment		69,514

Software - 0.3%
Kingsoft Corp., Ltd.(a)	13,000	31,837

Specialty Retail - 0.7%
GOME Electrical Appliances Holding Ltd.	410,000	68,244

Textiles, Apparel & Luxury Goods - 3.8%
ANTA Sports Products Ltd.	41,000	112,682
Belle International Holdings Ltd.	185,000	138,926
Shenzhou International Group Holdings Ltd.	23,000	132,210

Total Textiles, Apparel & Luxury Goods		383,818

Total China		9,725,866

Hong Kong - 2.1%

Electrical Equipment - 0.4%
Tech Pro Technology Development Ltd.*(a)	190,000	43,393

Household Durables - 0.4%
Skyworth Digital Holdings Ltd.	58,000	37,868

Media - 1.0%
Alibaba Pictures Group Ltd.*(a)	410,000	101,572

Specialty Retail - 0.3%
BEP International Holdings Ltd.	280,000	23,483

Total Hong Kong		206,316

United States - 0.7%

Biotechnology - 0.7%
China Biologic Products, Inc.*	500	71,230

TOTAL COMMON STOCKS (Cost: $10,460,587)		10,003,412

RIGHTS - 0.0%

Hong Kong - 0.0%
GCL-Poly Energy Holdings Ltd., expiring 1/20/16* (Cost $0)	41,600	215

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.5%

United States - 7.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $756,308)(d)	756,308	756,308

TOTAL INVESTMENTS IN SECURITIES - 107.4% (Cost: $11,216,895)		10,759,935
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.4)%		(743,074)

NET ASSETS - 100.0%		$10,016,861

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $27,872, which represents 0.3% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $913,842 and the total market value of the collateral held by the Fund was $996,511. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $240,203.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	HKD	20,062	USD	2,588	$—

CURRENCY LEGEND

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 12.8%
Amcor Ltd.	1,679	$16,418
AMP Ltd.	3,138	13,310
Aurizon Holdings Ltd.	3,382	10,777
Australia & New Zealand Banking Group Ltd.	3,894	79,128
BHP Billiton Ltd.	7,573	98,404
Brambles Ltd.	1,458	12,273
Commonwealth Bank of Australia	2,053	127,753
CSL Ltd.	297	22,756
Insurance Australia Group Ltd.	2,991	12,099
Macquarie Group Ltd.	294	17,705
National Australia Bank Ltd.	3,450	75,803
Origin Energy Ltd.	2,897	9,906
QBE Insurance Group Ltd.	963	8,821
Rio Tinto Ltd.	798	25,958
Suncorp Group Ltd.	1,734	15,316
Telstra Corp., Ltd.	22,615	92,304
Wesfarmers Ltd.	1,903	57,610
Westpac Banking Corp.	4,184	102,159
Woodside Petroleum Ltd.	2,597	54,265
Woolworths Ltd.	2,260	40,284

Total Australia		893,049

Brazil - 10.2%
Ambev S.A.	56,140	253,295
Banco Bradesco S.A.	5,484	28,416
Banco do Brasil S.A.	16,520	61,549
Banco Santander Brasil S.A.	14,880	60,329
BB Seguridade Participacoes S.A.	6,702	41,216
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	4,238	11,666
BRF S.A.	1,240	17,364
CCR S.A.	9,974	31,639
Cia Siderurgica Nacional S.A.	9,537	9,642
Cielo S.A.	2,948	25,030
EcoRodovias Infraestrutura e Logistica S.A.	5,243	6,746
Itau Unibanco Holding S.A.	1,354	8,412
Natura Cosmeticos S.A.	2,586	15,354
Tractebel Energia S.A.	2,971	25,150
Transmissora Alianca de Energia Eletrica S.A.	3,257	13,790
Ultrapar Participacoes S.A.	1,103	16,853
Vale S.A.	22,148	72,945
WEG S.A.	3,320	12,546

Total Brazil		711,942

Canada - 11.9%
Bank of Montreal	762	42,831
Bank of Nova Scotia (The)	1,574	63,420
BCE, Inc.	1,734	66,734
Canadian Imperial Bank of Commerce(a)	452	29,672
Canadian National Railway Co.	524	29,178
Canadian Natural Resources Ltd.	1,372	29,848
Crescent Point Energy Corp.(a)	2,006	23,279
Enbridge, Inc.	1,215	40,235
Great-West Lifeco, Inc.	1,073	26,673
Husky Energy, Inc.	2,235	23,022
Manulife Financial Corp.	1,691	25,248
Potash Corp. of Saskatchewan, Inc.	2,625	44,786
Power Financial Corp.(a)	955	21,869
Royal Bank of Canada	1,749	93,361
Sun Life Financial, Inc.	620	19,259
Suncor Energy, Inc.	2,004	51,532
TELUS Corp.	997	27,460
Thomson Reuters Corp.	1,165	43,955
Toronto-Dominion Bank (The)	2,004	78,250
TransCanada Corp.(a)	1,447	47,074

Total Canada		827,686

Chile - 10.3%
AES Gener S.A.	59,564	26,431
Aguas Andinas S.A. Class A	68,398	35,095
Banco de Chile	680,659	69,334
Banco de Credito e Inversiones	640	24,142
Banco Santander Chile	1,275,031	57,202
CAP S.A.	3,648	8,822
Cencosud S.A.	13,605	27,168
Cia Cervecerias Unidas S.A.	2,496	27,616
Colbun S.A.	68,907	16,454
Corpbanca S.A.	4,014,329	32,280
Empresa Nacional de Electricidad S.A.	65,574	81,307
Empresa Nacional de Telecomunicaciones S.A.	1,370	12,260
Empresas CMPC S.A.	5,454	11,768
Empresas COPEC S.A.	7,203	61,836
Enersis S.A.	401,067	96,825
Inversiones Aguas Metropolitanas S.A.	8,508	11,999
Inversiones La Construccion S.A.	815	8,355
Ripley Corp. S.A.	25,314	10,391
S.A.C.I. Falabella	12,902	82,226
Sociedad Matriz del Banco de Chile S.A. Class B	43,009	11,452

Total Chile		712,963

Netherlands - 0.5%
Steinhoff International Holdings N.V.	6,804	34,473

New Zealand - 16.8%
Air New Zealand Ltd.	27,591	55,816
Auckland International Airport Ltd.	25,115	98,864
Contact Energy Ltd.	26,522	86,064
EBOS Group Ltd.	2,276	21,425
Fisher & Paykel Healthcare Corp., Ltd.	8,711	53,076
Fletcher Building Ltd.	24,738	124,477
Freightways Ltd.	5,403	22,970
Heartland Bank Ltd.	15,745	14,228
Infratil Ltd.	10,401	23,320
Kathmandu Holdings Ltd.	9,327	9,961
Kiwi Property Group Ltd.	22,686	20,967
Mainfreight Ltd.	1,853	19,485
Meridian Energy Ltd.	79,885	130,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2015

Investments	Shares	Value
Nuplex Industries Ltd.	7,263	$23,618
Ryman Healthcare Ltd.	5,506	32,040
SKY Network Television Ltd.	18,955	59,562
SKYCITY Entertainment Group Ltd.	17,835	54,090
Spark New Zealand Ltd.	97,214	219,624
Trade Me Group Ltd.	14,400	41,207
Z Energy Ltd.	11,514	53,286

Total New Zealand		1,164,787

Norway - 13.7%
Aker ASA Class A	447	8,282
Atea ASA*	1,349	11,202
Austevoll Seafood ASA	1,281	7,815
DNB ASA	5,753	71,365
Entra ASA(b)	824	6,633
Gjensidige Forsikring ASA	2,814	45,176
Kongsberg Gruppen ASA(a)	675	11,058
Leroy Seafood Group ASA	357	13,310
Marine Harvest ASA*	3,331	45,009
Norsk Hydro ASA	10,864	40,663
Ocean Yield ASA	1,718	13,295
Orkla ASA	6,815	53,973
Salmar ASA	1,443	25,269
SpareBank 1 SR-Bank ASA	1,280	5,683
Statoil ASA	27,571	385,312
Telenor ASA	5,952	99,723
TGS Nopec Geophysical Co. ASA(a)	895	14,298
Veidekke ASA	819	10,039
Wilh. Wilhelmsen ASA	1,467	5,851
Yara International ASA	1,750	75,703

Total Norway		949,659

Russia - 13.1%
Gazprom Neft PAO ADR	564	6,007
Gazprom PAO ADR	49,838	184,027
LSR Group PJSC GDR Reg S	3,363	6,726
Lukoil PJSC ADR	4,573	147,251
Magnit PJSC GDR Reg S	917	36,882
Magnitogorsk Iron & Steel Works OJSC GDR Reg S	1,982	6,610
MegaFon PJSC GDR Reg S	1,080	12,582
MMC Norilsk Nickel PJSC ADR	13,682	173,282
Mobile TeleSystems PJSC ADR	9,610	59,390
NovaTek OAO GDR Reg S	492	40,418
Novolipetsk Steel OJSC GDR Reg S	2,900	24,679
PhosAgro OAO GDR Reg S	1,155	14,842
Rosneft OAO GDR Reg S	27,414	95,291
Rostelecom PJSC ADR	1,376	10,251
RusHydro PJSC ADR	7,923	7,574
Sberbank of Russia PJSC ADR	1,492	8,773
Severstal PAO GDR Reg S	4,379	36,630
Sistema JSFC GDR Reg S	853	5,033
Tatneft PAO ADR	987	26,007
VTB Bank PJSC GDR Reg S	5,720	12,063

Total Russia		914,318

South Africa - 10.1%
Barclays Africa Group Ltd.	4,086	37,837
Bidvest Group Ltd. (The)	1,188	25,163
Coronation Fund Managers Ltd.	2,461	8,402
FirstRand Ltd.	20,753	56,746
Liberty Holdings Ltd.	1,234	9,172
MMI Holdings Ltd.	8,398	11,923
MTN Group Ltd.	16,797	144,052
Naspers Ltd. Class N	138	18,880
Nedbank Group Ltd.	2,117	25,768
Rand Merchant Insurance Holdings Ltd.	3,442	8,599
Remgro Ltd.	639	10,112
RMB Holdings Ltd.	5,079	18,227
Sanlam Ltd.	6,498	25,387
Sasol Ltd.	3,514	95,110
Shoprite Holdings Ltd.	1,858	17,178
Standard Bank Group Ltd.	6,136	44,944
Tiger Brands Ltd.	727	14,846
Vodacom Group Ltd.	10,814	106,364
Woolworths Holdings Ltd.	3,416	22,078

Total South Africa		700,788

TOTAL COMMON STOCKS (Cost: $9,975,399)		6,909,665

RIGHTS - 0.0%

Brazil - 0.0%
Banco Bradesco S.A., expiring 2/5/16* (Cost $0)	205	67

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global Natural Resources Fund(c) (Cost: $5,262)	469	5,162

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $102,805)(e)	102,805	102,805

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $10,083,466)		7,017,699
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(67,773)

NET ASSETS - 100.0%		$6,949,926

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2015

(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $142,364 and the total market value of the collateral held by the Fund was $154,487. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $51,682.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	CAD	1,500	USD	1,080	$—
1/6/2016	BRL	406,252	USD	101,487	(1,199)

					$(1,199)

CURRENCY LEGEND

BRL	Brazilian real

CAD	Canadian dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.9%

United States - 98.9%

Aerospace & Defense - 0.9%
Lockheed Martin Corp.	39,176	$8,507,068

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	82,469	7,935,992

Automobiles - 2.6%
Ford Motor Co.	870,305	12,262,597
General Motors Co.	325,088	11,056,243

Total Automobiles		23,318,840

Beverages - 1.0%
Coca-Cola Co. (The)	207,791	8,926,701

Biotechnology - 2.0%
AbbVie, Inc.	205,715	12,186,557
Amgen, Inc.	35,873	5,823,264

Total Biotechnology		18,009,821

Chemicals - 5.8%
Air Products & Chemicals, Inc.	51,333	6,678,937
CF Industries Holdings, Inc.	179,408	7,321,640
Dow Chemical Co. (The)	186,711	9,611,882
E.I. du Pont de Nemours & Co.	90,603	6,034,160
Monsanto Co.	68,770	6,775,220
Mosaic Co. (The)	335,672	9,261,191
Praxair, Inc.	68,309	6,994,842

Total Chemicals		52,677,872

Commercial Services & Supplies - 1.8%
Republic Services, Inc.	178,741	7,862,817
Waste Management, Inc.	157,725	8,417,783

Total Commercial Services & Supplies		16,280,600

Communications Equipment - 2.3%
Cisco Systems, Inc.	332,931	9,040,741
QUALCOMM, Inc.	235,096	11,751,274

Total Communications Equipment		20,792,015

Containers & Packaging - 2.2%
International Paper Co.	312,861	11,794,860
WestRock Co.	183,589	8,375,330

Total Containers & Packaging		20,170,190

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	477,006	16,413,776
CenturyLink, Inc.	912,575	22,960,387
Verizon Communications, Inc.	314,149	14,519,967

Total Diversified Telecommunication Services		53,894,130

Electric Utilities - 10.7%
American Electric Power Co., Inc.	207,341	12,081,760
Duke Energy Corp.	203,508	14,528,436
Entergy Corp.	220,408	15,067,091
Exelon Corp.	496,225	13,780,168
FirstEnergy Corp.	413,401	13,117,214
PPL Corp.	384,455	13,121,449
Southern Co. (The)	311,053	14,554,170

Total Electric Utilities		96,250,288

Electrical Equipment - 1.3%
Emerson Electric Co.	236,911	11,331,453

Energy Equipment & Services - 1.6%
National Oilwell Varco, Inc.	419,628	14,053,342

Food & Staples Retailing - 2.0%
Sysco Corp.	208,464	8,547,024
Wal-Mart Stores, Inc.	159,079	9,751,543

Total Food & Staples Retailing		18,298,567

Food Products - 3.0%
Archer-Daniels-Midland Co.	254,366	9,330,145
General Mills, Inc.	148,246	8,547,864
Kraft Heinz Co. (The)	126,530	9,206,323

Total Food Products		27,084,332

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	136,435	6,127,296
ResMed, Inc.	103,348	5,548,754

Total Health Care Equipment & Supplies		11,676,050

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc.	93,346	6,640,634

Hotels, Restaurants & Leisure - 3.3%
Darden Restaurants, Inc.	192,220	12,232,881
Las Vegas Sands Corp.	405,403	17,772,867

Total Hotels, Restaurants & Leisure		30,005,748

Household Products - 1.1%
Procter & Gamble Co. (The)	129,080	10,250,243

Industrial Conglomerates - 1.0%
General Electric Co.	286,919	8,937,527

IT Services - 3.2%
International Business Machines Corp.	78,611	10,818,446
Paychex, Inc.	167,513	8,859,763
Western Union Co. (The)	507,875	9,096,041

Total IT Services		28,774,250

Leisure Products - 2.0%
Mattel, Inc.	660,228	17,938,395

Machinery - 3.5%
Caterpillar, Inc.	183,704	12,484,524
Cummins, Inc.	125,768	11,068,842
Deere & Co.	110,860	8,455,292

Total Machinery		32,008,658

Metals & Mining - 1.1%
Nucor Corp.	254,956	10,274,727

Multi-Utilities - 4.7%
CenterPoint Energy, Inc.	991,951	18,212,220
Consolidated Edison, Inc.	195,033	12,534,771
Public Service Enterprise Group, Inc.	305,490	11,819,408

Total Multi-Utilities		42,566,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2015

Investments	Shares	Value
Multiline Retail - 2.3%
Kohl’s Corp.	234,252	$11,157,423
Macy’s, Inc.	284,238	9,942,645

Total Multiline Retail		21,100,068

Oil, Gas & Consumable Fuels - 12.2%
Chevron Corp.	153,441	13,803,553
ConocoPhillips	322,552	15,059,953
Exxon Mobil Corp.	136,173	10,614,685
HollyFrontier Corp.	178,316	7,113,025
Kinder Morgan, Inc.	511,871	7,637,115
Occidental Petroleum Corp.	170,415	11,521,758
Spectra Energy Corp.	705,099	16,880,070
Valero Energy Corp.	116,927	8,267,908
Williams Cos., Inc. (The)	751,271	19,307,665

Total Oil, Gas & Consumable Fuels		110,205,732

Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	92,468	6,360,874
Eli Lilly & Co.	82,618	6,961,393
Johnson & Johnson	82,205	8,444,097
Merck & Co., Inc.	188,524	9,957,838
Pfizer, Inc.	301,176	9,721,961

Total Pharmaceuticals		41,446,163

Semiconductors & Semiconductor Equipment - 2.0%
KLA-Tencor Corp.	130,307	9,036,790
Maxim Integrated Products, Inc.	231,491	8,796,658

Total Semiconductors & Semiconductor Equipment		17,833,448

Software - 1.2%
CA, Inc.	369,893	10,564,144

Specialty Retail - 2.3%
Gap, Inc. (The)	374,531	9,250,916
Staples, Inc.	1,186,902	11,239,962

Total Specialty Retail		20,490,878

Technology Hardware, Storage & Peripherals - 2.2%
HP, Inc.	918,528	10,875,371
Western Digital Corp.	146,398	8,791,200

Total Technology Hardware, Storage & Peripherals		19,666,571

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	396,539	12,978,722

Tobacco - 3.8%
Altria Group, Inc.	196,229	11,422,490
Philip Morris International, Inc.	153,327	13,478,977
Reynolds American, Inc.	197,481	9,113,748

Total Tobacco		34,015,215

Trading Companies & Distributors - 0.9%
Fastenal Co.	198,333	8,095,953

TOTAL COMMON STOCKS (Cost: $878,513,017)		893,000,736

EXCHANGE-TRADED FUNDS - 0.8%

United States - 0.8%
WisdomTree LargeCap Dividend Fund(a)	52,260	3,718,821
WisdomTree MidCap Dividend Fund(a)	46,380	3,734,054

TOTAL EXCHANGE-TRADED FUNDS (Cost: $7,377,427)		7,452,875

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $885,890,444)		900,453,611
Cash and Other Assets in Excess of Liabilities - 0.3%		2,401,674

NET ASSETS - 100.0%		$902,855,285

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 3.3%
Boeing Co. (The)	5,531	$799,727
General Dynamics Corp.	2,898	398,069
Honeywell International, Inc.	5,646	584,756
L-3 Communications Holdings, Inc.	670	80,072
Lockheed Martin Corp.	2,400	521,160
Northrop Grumman Corp.	1,281	241,866
Precision Castparts Corp.	870	201,849
Raytheon Co.	2,390	297,627
Rockwell Collins, Inc.	987	91,100
Spirit AeroSystems Holdings, Inc. Class A*	1,986	99,439
Textron, Inc.	2,166	90,994
TransDigm Group, Inc.*	254	58,026
United Technologies Corp.	7,918	760,682

Total Aerospace & Defense		4,225,367

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,030	63,880
Expeditors International of Washington, Inc.	1,217	54,887
FedEx Corp.	1,289	192,048
United Parcel Service, Inc. Class B	6,570	632,231

Total Air Freight & Logistics		943,046

Airlines - 1.8%
Alaska Air Group, Inc.	1,287	103,616
American Airlines Group, Inc.	14,870	629,745
Delta Air Lines, Inc.	7,526	381,493
JetBlue Airways Corp.*	3,088	69,943
Southwest Airlines Co.	5,467	235,409
United Continental Holdings, Inc.*	15,002	859,615

Total Airlines		2,279,821

Auto Components - 0.6%
BorgWarner, Inc.	2,012	86,979
Goodyear Tire & Rubber Co. (The)	11,649	380,573
Johnson Controls, Inc.	5,060	199,819
Lear Corp.	818	100,475

Total Auto Components		767,846

Automobiles - 1.1%
Ford Motor Co.	53,129	748,588
General Motors Co.	15,326	521,237
Harley-Davidson, Inc.	2,219	100,720

Total Automobiles		1,370,545

Banks - 10.1%
Bank of America Corp.	121,183	2,039,510
BB&T Corp.	6,936	262,250
CIT Group, Inc.	3,736	148,319
Citigroup, Inc.	34,364	1,778,337
Citizens Financial Group, Inc.	4,103	107,458
Comerica, Inc.	1,778	74,374
Fifth Third Bancorp	9,007	181,041
First Republic Bank	861	56,878
Huntington Bancshares, Inc.	7,578	83,813
JPMorgan Chase & Co.	50,030	3,303,481
KeyCorp	9,450	124,645
M&T Bank Corp.	1,016	123,119
PNC Financial Services Group, Inc. (The)	5,435	518,010
Regions Financial Corp.	12,604	120,998
Signature Bank*	295	45,244
SunTrust Banks, Inc.	5,370	230,051
SVB Financial Group*	335	39,831
U.S. Bancorp	17,942	765,585
Wells Fargo & Co.	53,396	2,902,606

Total Banks		12,905,550

Beverages - 1.6%
Brown-Forman Corp. Class B	953	94,614
Coca-Cola Co. (The)	18,691	802,965
Coca-Cola Enterprises, Inc.	1,559	76,765
Constellation Brands, Inc. Class A	952	135,603
Dr. Pepper Snapple Group, Inc.	1,096	102,147
Molson Coors Brewing Co. Class B	880	82,650
Monster Beverage Corp.*	396	58,988
PepsiCo, Inc.	6,982	697,642

Total Beverages		2,051,374

Biotechnology - 3.7%
AbbVie, Inc.	6,880	407,571
Alexion Pharmaceuticals, Inc.*	193	36,815
Amgen, Inc.	5,484	890,218
Baxalta, Inc.	4,087	159,516
Biogen, Inc.*	1,676	513,442
Celgene Corp.*	1,933	231,496
Gilead Sciences, Inc.	22,284	2,254,918
Medivation, Inc.*	829	40,074
Regeneron Pharmaceuticals, Inc.*	142	77,087
United Therapeutics Corp.*	562	88,015

Total Biotechnology		4,699,152

Building Products - 0.1%
Fortune Brands Home & Security, Inc.	666	36,963
Masco Corp.	1,823	51,591

Total Building Products		88,554

Capital Markets - 3.2%
Affiliated Managers Group, Inc.*	453	72,371
Ameriprise Financial, Inc.	2,029	215,926
Bank of New York Mellon Corp. (The)	8,304	342,291
BlackRock, Inc.	1,330	452,892
Charles Schwab Corp. (The)	5,398	177,756
E*TRADE Financial Corp.*	953	28,247
Franklin Resources, Inc.	7,213	265,583
Goldman Sachs Group, Inc. (The)	5,241	944,585
Morgan Stanley	23,930	761,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
Northern Trust Corp.	1,718	$123,851
Raymond James Financial, Inc.	1,140	66,086
SEI Investments Co.	808	42,339
State Street Corp.	4,230	280,703
T. Rowe Price Group, Inc.	2,186	156,277
TD Ameritrade Holding Corp.	3,077	106,803

Total Capital Markets		4,036,923

Chemicals - 2.1%
Air Products & Chemicals, Inc.	1,295	168,492
Airgas, Inc.	377	52,147
Ashland, Inc.	596	61,209
Celanese Corp. Series A	1,000	67,330
CF Industries Holdings, Inc.	3,008	122,756
Dow Chemical Co. (The)	9,989	514,234
E.I. du Pont de Nemours & Co.	4,431	295,105
Eastman Chemical Co.	1,511	102,008
Ecolab, Inc.	1,343	153,612
International Flavors & Fragrances, Inc.	530	63,409
Monsanto Co.	3,297	324,820
Mosaic Co. (The)	5,424	149,648
PPG Industries, Inc.	1,562	154,357
Praxair, Inc.	1,810	185,344
Sherwin-Williams Co. (The)	475	123,310
Valspar Corp. (The)	570	47,282
W.R. Grace & Co.*	249	24,798
Westlake Chemical Corp.	1,721	93,485

Total Chemicals		2,703,346

Commercial Services & Supplies - 0.2%
Cintas Corp.	618	56,269
Republic Services, Inc.	1,971	86,704
Stericycle, Inc.*	364	43,898
Waste Connections, Inc.	410	23,091
Waste Management, Inc.	1,920	102,471

Total Commercial Services & Supplies		312,433

Communications Equipment - 1.8%
Cisco Systems, Inc.	47,401	1,287,174
F5 Networks, Inc.*	477	46,250
Harris Corp.	606	52,661
Juniper Networks, Inc.	2,248	62,045
Motorola Solutions, Inc.	723	49,489
QUALCOMM, Inc.	17,228	861,142

Total Communications Equipment		2,358,761

Construction & Engineering - 0.1%
Fluor Corp.	1,971	93,071

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	243	33,189
Vulcan Materials Co.	215	20,418

Total Construction Materials		53,607

Consumer Finance - 1.4%
American Express Co.	9,802	681,729
Capital One Financial Corp.	7,019	506,632
Discover Financial Services	5,341	286,384
Synchrony Financial*	9,609	292,210

Total Consumer Finance		1,766,955

Containers & Packaging - 0.3%
Ball Corp.	563	40,947
Crown Holdings, Inc.*	992	50,294
International Paper Co.	4,102	154,646
Packaging Corp. of America	815	51,386
Sealed Air Corp.	758	33,807
WestRock Co.	1,570	71,623

Total Containers & Packaging		402,703

Distributors - 0.1%
Genuine Parts Co.	1,073	92,160
LKQ Corp.*	1,865	55,260

Total Distributors		147,420

Diversified Consumer Services - 0.1%
H&R Block, Inc.	2,152	71,683

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B*	22,546	2,976,974
CME Group, Inc.	1,786	161,812
FactSet Research Systems, Inc.	179	29,100
Intercontinental Exchange, Inc.	637	163,238
Leucadia National Corp.	1,965	34,171
McGraw Hill Financial, Inc.	1,324	130,520
Moody’s Corp.	1,239	124,321
MSCI, Inc.	387	27,914
Nasdaq, Inc.	956	55,611
Voya Financial, Inc.	8,364	308,715

Total Diversified Financial Services		4,012,376

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	26,476	911,039
CenturyLink, Inc.	3,133	78,826
Level 3 Communications, Inc.*	507	27,561
Verizon Communications, Inc.	40,416	1,868,027

Total Diversified Telecommunication Services		2,885,453

Electric Utilities - 1.9%
American Electric Power Co., Inc.	4,158	242,287
Duke Energy Corp.	4,841	345,599
Edison International	3,170	187,696
Eversource Energy	2,516	128,492
Exelon Corp.	8,461	234,962
FirstEnergy Corp.	3,382	107,311
NextEra Energy, Inc.	4,080	423,871
Pepco Holdings, Inc.	1,112	28,923
Pinnacle West Capital Corp.	790	50,939
PPL Corp.	6,878	234,746
Southern Co. (The)	6,937	324,582
Xcel Energy, Inc.	3,864	138,756

Total Electric Utilities		2,448,164

Electrical Equipment - 0.4%
Acuity Brands, Inc.	118	27,588
AMETEK, Inc.	1,386	74,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
Emerson Electric Co.	6,344	$303,434
Rockwell Automation, Inc.	1,102	113,076

Total Electrical Equipment		518,374

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,893	98,871
CDW Corp.	1,088	45,739
Corning, Inc.	13,020	238,006

Total Electronic Equipment, Instruments & Components		382,616

Energy Equipment & Services - 0.3%
Cameron International Corp.*	1,162	73,438
FMC Technologies, Inc.*	2,250	65,273
Halliburton Co.	1,017	34,619
National Oilwell Varco, Inc.	5,176	173,344

Total Energy Equipment & Services		346,674

Food & Staples Retailing - 3.3%
Costco Wholesale Corp.	1,917	309,596
CVS Health Corp.	7,085	692,701
Kroger Co. (The)	6,163	257,798
Rite Aid Corp.*	33,267	260,813
Sysco Corp.	2,102	86,182
Wal-Mart Stores, Inc.	33,808	2,072,430
Walgreens Boots Alliance, Inc.	5,492	467,671
Whole Foods Market, Inc.	2,029	67,972

Total Food & Staples Retailing		4,215,163

Food Products - 2.0%
Archer-Daniels-Midland Co.	6,564	240,767
Campbell Soup Co.	1,831	96,219
ConAgra Foods, Inc.	2,773	116,910
General Mills, Inc.	3,361	193,795
Hershey Co. (The)	1,155	103,107
Hormel Foods Corp.	1,159	91,654
Ingredion, Inc.	513	49,166
J.M. Smucker Co. (The)	426	52,543
Kellogg Co.	982	70,969
Keurig Green Mountain, Inc.	722	64,966
Kraft Heinz Co. (The)	519	37,762
McCormick & Co., Inc. Non-Voting Shares	675	57,753
Mead Johnson Nutrition Co.	1,161	91,661
Mondelez International, Inc. Class A	26,331	1,180,682
Tyson Foods, Inc. Class A	2,764	147,404
WhiteWave Foods Co. (The)*	497	19,338

Total Food Products		2,614,696

Gas Utilities - 0.0%
AGL Resources, Inc.	829	52,898

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	6,850	307,633
Baxter International, Inc.	3,083	117,616
Becton, Dickinson and Co.	642	98,926
Boston Scientific Corp.*	3,701	68,246
C.R. Bard, Inc.	506	95,857
Cooper Cos., Inc. (The)	215	28,853
DENTSPLY International, Inc.	668	40,648
Edwards Lifesciences Corp.*	753	59,472
Hologic, Inc.*	414	16,018
IDEXX Laboratories, Inc.*	207	15,094
Intuitive Surgical, Inc.*	135	73,732
ResMed, Inc.	859	46,120
St. Jude Medical, Inc.	2,141	132,250
Stryker Corp.	1,622	150,749
Varian Medical Systems, Inc.*	604	48,803
Zimmer Biomet Holdings, Inc.	255	26,160

Total Health Care Equipment & Supplies		1,326,177

Health Care Providers & Services - 2.7%
Aetna, Inc.	2,820	304,898
Anthem, Inc.	2,675	373,002
Cardinal Health, Inc.	2,006	179,076
Centene Corp.*	813	53,504
Cigna Corp.	1,950	285,343
DaVita HealthCare Partners, Inc.*	1,452	101,219
Express Scripts Holding Co.*	3,572	312,229
HCA Holdings, Inc.*	4,077	275,727
Henry Schein, Inc.*	434	68,654
Humana, Inc.	867	154,768
Laboratory Corp. of America Holdings*	503	62,191
McKesson Corp.	1,505	296,831
MEDNAX, Inc.*	592	42,423
Quest Diagnostics, Inc.	1,341	95,399
UnitedHealth Group, Inc.	6,886	810,069
Universal Health Services, Inc. Class B	734	87,706

Total Health Care Providers & Services		3,503,039

Health Care Technology - 0.1%
Cerner Corp.*	1,119	67,330
IMS Health Holdings, Inc.*	1,917	48,826

Total Health Care Technology		116,156

Hotels, Restaurants & Leisure - 1.4%
Aramark	917	29,573
Chipotle Mexican Grill, Inc.*	121	58,062
Darden Restaurants, Inc.	645	41,048
Hilton Worldwide Holdings, Inc.	3,917	83,824
Las Vegas Sands Corp.	7,104	311,439
Marriott International, Inc. Class A	1,685	112,962
McDonald’s Corp.	4,949	584,675
Starbucks Corp.	5,270	316,358
Starwood Hotels & Resorts Worldwide, Inc.	1,047	72,536
Wyndham Worldwide Corp.	1,017	73,885
Yum! Brands, Inc.	1,749	127,765

Total Hotels, Restaurants & Leisure		1,812,127

Household Durables - 0.5%
D.R. Horton, Inc.	3,073	98,428
Harman International Industries, Inc.	490	46,163
Jarden Corp.*	628	35,872
Lennar Corp. Class A	1,985	97,086
Mohawk Industries, Inc.*	449	85,036
Newell Rubbermaid, Inc.	1,315	57,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
NVR, Inc.*	27	$44,361
PulteGroup, Inc.	3,555	63,350
Toll Brothers, Inc.*	1,287	42,857
Whirlpool Corp.	615	90,325

Total Household Durables		661,443

Household Products - 1.4%
Church & Dwight Co., Inc.	699	59,331
Clorox Co. (The)	693	87,893
Colgate-Palmolive Co.	5,117	340,895
Kimberly-Clark Corp.	737	93,820
Procter & Gamble Co. (The)	15,267	1,212,352

Total Household Products		1,794,291

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	9,145	87,518

Industrial Conglomerates - 1.4%
3M Co.	4,207	633,742
Danaher Corp.	3,526	327,495
General Electric Co.	24,528	764,047
Roper Technologies, Inc.	502	95,275

Total Industrial Conglomerates		1,820,559

Insurance - 3.5%
Aflac, Inc.	5,211	312,139
Alleghany Corp.*	138	65,954
Allstate Corp. (The)	4,783	296,976
American Financial Group, Inc.	788	56,799
American International Group, Inc.	8,670	537,280
Arthur J. Gallagher & Co.	984	40,285
Chubb Corp. (The)	2,051	272,045
Cincinnati Financial Corp.	1,221	72,247
CNA Financial Corp.	2,792	98,139
Hartford Financial Services Group, Inc. (The)	4,786	208,000
Lincoln National Corp.	3,374	169,577
Loews Corp.	2,378	91,315
Markel Corp.*	71	62,718
Marsh & McLennan Cos., Inc.	3,366	186,645
MetLife, Inc.	15,609	752,510
Principal Financial Group, Inc.	3,670	165,077
Progressive Corp. (The)	5,178	164,660
Prudential Financial, Inc.	2,506	204,013
Torchmark Corp.	1,271	72,650
Travelers Cos., Inc. (The)	4,297	484,959
Unum Group	1,630	54,263
W.R. Berkley Corp.	1,096	60,006

Total Insurance		4,428,257

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	65	43,933
Expedia, Inc.	447	55,562
Netflix, Inc.*	204	23,334
Priceline Group, Inc. (The)*	256	326,387
TripAdvisor, Inc.*	316	26,939

Total Internet & Catalog Retail		476,155

Internet Software & Services - 2.1%
Akamai Technologies, Inc.*	810	42,630
Alphabet, Inc. Class A*	2,583	2,009,600
eBay, Inc.*	7,258	199,450
Facebook, Inc. Class A*	3,654	382,428
VeriSign, Inc.*	535	46,737
Yahoo!, Inc.*	1,154	38,382

Total Internet Software & Services		2,719,227

IT Services - 3.4%
Alliance Data Systems Corp.*	299	82,694
Automatic Data Processing, Inc.	2,229	188,841
Broadridge Financial Solutions, Inc.	691	37,127
Cognizant Technology Solutions Corp. Class A*	3,577	214,692
Fidelity National Information Services, Inc.	1,403	85,022
Fiserv, Inc.*	1,043	95,393
FleetCor Technologies, Inc.*	366	52,312
Gartner, Inc.*	260	23,582
Global Payments, Inc.	522	33,674
International Business Machines Corp.	13,063	1,797,730
Jack Henry & Associates, Inc.	348	27,165
MasterCard, Inc. Class A	5,258	511,919
Paychex, Inc.	1,696	89,701
Sabre Corp.	1,100	30,767
Total System Services, Inc.	854	42,529
Vantiv, Inc. Class A*	401	19,015
Visa, Inc. Class A	10,961	850,026
Western Union Co. (The)	6,434	115,233
Xerox Corp.	7,444	79,130

Total IT Services		4,376,552

Leisure Products - 0.1%
Hasbro, Inc.	887	59,748
Mattel, Inc.	1,663	45,184
Polaris Industries, Inc.	662	56,899

Total Leisure Products		161,831

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,431	59,830
Illumina, Inc.*	344	66,029
Mettler-Toledo International, Inc.*	150	50,869
Quintiles Transnational Holdings, Inc.*	654	44,904
Thermo Fisher Scientific, Inc.	1,927	273,345
Waters Corp.*	517	69,578

Total Life Sciences Tools & Services		564,555

Machinery - 1.5%
Caterpillar, Inc.	6,084	413,469
Cummins, Inc.	2,473	217,649
Deere & Co.	3,816	291,046
Dover Corp.	1,391	85,282
Illinois Tool Works, Inc.	2,717	251,812
PACCAR, Inc.	4,551	215,717
Parker-Hannifin Corp.	1,355	131,408
Snap-on, Inc.	387	66,343
Stanley Black & Decker, Inc.	1,033	110,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
Wabtec Corp.	709	$50,424
Xylem, Inc.	1,096	40,004

Total Machinery		1,873,406

Media - 3.7%
Cablevision Systems Corp. Class A	532	16,971
CBS Corp. Class B Non-Voting Shares	4,340	204,544
Comcast Corp. Class A	18,462	1,041,811
DISH Network Corp. Class A*	2,707	154,786
Interpublic Group of Cos., Inc. (The)	2,922	68,024
Omnicom Group, Inc.	1,906	144,208
Sirius XM Holdings, Inc.*	18,461	75,136
Time Warner Cable, Inc.	1,396	259,083
Time Warner, Inc.	7,301	472,156
Twenty-First Century Fox, Inc. Class A	38,386	1,042,564
Viacom, Inc. Class B	6,048	248,936
Walt Disney Co. (The)	10,185	1,070,240

Total Media		4,798,459

Metals & Mining - 0.2%
Alcoa, Inc.	10,485	103,487
Newmont Mining Corp.	3,272	58,863
Nucor Corp.	2,028	81,729

Total Metals & Mining		244,079

Multi-Utilities - 1.1%
Alliant Energy Corp.	875	54,644
Ameren Corp.	1,800	77,814
CenterPoint Energy, Inc.	2,689	49,370
CMS Energy Corp.	1,951	70,392
Consolidated Edison, Inc.	2,789	179,249
Dominion Resources, Inc.	2,743	185,537
DTE Energy Co.	1,586	127,181
PG&E Corp.	3,469	184,516
Public Service Enterprise Group, Inc.	2,827	109,377
SCANA Corp.	1,264	76,459
Sempra Energy	1,777	167,056
WEC Energy Group, Inc.	1,603	82,250

Total Multi-Utilities		1,363,845

Multiline Retail - 0.7%
Dollar General Corp.	2,089	150,137
Dollar Tree, Inc.*	574	44,324
Kohl’s Corp.	2,091	99,594
Macy’s, Inc.	4,691	164,091
Nordstrom, Inc.	1,582	78,800
Target Corp.	5,192	376,991

Total Multiline Retail		913,937

Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.	10,200	917,592
Concho Resources, Inc.*	286	26,558
EQT Corp.	661	34,458
Exxon Mobil Corp.	36,009	2,806,901
HollyFrontier Corp.	1,772	70,685
Kinder Morgan, Inc.	8,610	128,461
Marathon Petroleum Corp.	9,148	474,232
Phillips 66	7,322	598,940
Pioneer Natural Resources Co.	716	89,772
Spectra Energy Corp.	4,438	106,246
Tesoro Corp.	2,110	222,331
Valero Energy Corp.	9,435	667,149
Williams Cos., Inc. (The)	1,839	47,262

Total Oil, Gas & Consumable Fuels		6,190,587

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	1,865	164,232

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	4,081	280,732
Eli Lilly & Co.	3,560	299,966
Johnson & Johnson	19,206	1,972,840
Merck & Co., Inc.	8,729	461,066
Pfizer, Inc.	34,701	1,120,148
Zoetis, Inc.	1,336	64,021

Total Pharmaceuticals		4,198,773

Professional Services - 0.2%
Equifax, Inc.	548	61,031
IHS, Inc. Class A*	234	27,713
ManpowerGroup, Inc.	658	55,463
Robert Half International, Inc.	952	44,877
Towers Watson & Co. Class A	353	45,346
Verisk Analytics, Inc.*	846	65,040

Total Professional Services		299,470

Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc.	78	7,048
American Tower Corp.	827	80,178
AvalonBay Communities, Inc.	539	99,246
Boston Properties, Inc.	639	81,498
Brixmor Property Group, Inc.	802	20,708
Camden Property Trust	619	47,514
Crown Castle International Corp.	733	63,368
Digital Realty Trust, Inc.	401	30,324
Duke Realty Corp.	953	20,032
Equity Residential	1,470	119,937
Essex Property Trust, Inc.	81	19,392
Extra Space Storage, Inc.	333	29,374
Federal Realty Investment Trust	153	22,353
General Growth Properties, Inc.	5,357	145,764
HCP, Inc.	1,035	39,578
Host Hotels & Resorts, Inc.	5,277	80,949
Kimco Realty Corp.	2,694	71,283
Macerich Co. (The)	2,544	205,275
Mid-America Apartment Communities, Inc.	464	42,136
Plum Creek Timber Co., Inc.	636	30,350
Prologis, Inc.	3,631	155,843
Public Storage	575	142,428
Realty Income Corp.	651	33,611
Simon Property Group, Inc.	1,177	228,856
SL Green Realty Corp.	246	27,793
UDR, Inc.	822	30,883
Ventas, Inc.	789	44,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
Vornado Realty Trust	646	$64,574
W.P. Carey, Inc.	315	18,585
Welltower, Inc.	1,798	122,318
Weyerhaeuser Co.	2,012	60,320

Total Real Estate Investment Trusts (REITs)		2,186,041

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	2,141	74,036
Jones Lang LaSalle, Inc.	351	56,111

Total Real Estate Management & Development		130,147

Road & Rail - 1.0%
AMERCO	141	54,919
CSX Corp.	10,267	266,429
JB Hunt Transport Services, Inc.	736	53,993
Kansas City Southern	837	62,499
Norfolk Southern Corp.	2,515	212,744
Union Pacific Corp.	8,456	661,259

Total Road & Rail		1,311,843

Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,621	89,674
Applied Materials, Inc.	9,851	183,918
Broadcom Corp. Class A	3,217	186,007
Intel Corp.	43,983	1,515,214
KLA-Tencor Corp.	821	56,936
Lam Research Corp.	1,407	111,744
Linear Technology Corp.	1,497	63,578
Maxim Integrated Products, Inc.	417	15,846
Microchip Technology, Inc.	1,118	52,032
Micron Technology, Inc.*	26,994	382,235
NVIDIA Corp.	2,511	82,763
Qorvo, Inc.*	201	10,231
Skyworks Solutions, Inc.	1,271	97,651
Texas Instruments, Inc.	6,862	376,106
Xilinx, Inc.	1,649	77,453

Total Semiconductors & Semiconductor Equipment		3,301,388

Software - 3.3%
Activision Blizzard, Inc.	3,888	150,504
Adobe Systems, Inc.*	693	65,100
ANSYS, Inc.*	391	36,168
CA, Inc.	3,261	93,134
Cadence Design Systems, Inc.*	1,404	29,217
CDK Global, Inc.	534	25,349
Citrix Systems, Inc.*	543	41,078
Electronic Arts, Inc.*	1,636	112,426
Intuit, Inc.	705	68,033
Microsoft Corp.	37,338	2,071,512
Oracle Corp.	33,978	1,241,216
Red Hat, Inc.*	360	29,812
SS&C Technologies Holdings, Inc.	110	7,510
Symantec Corp.	4,644	97,524
Synopsys, Inc.*	665	30,331
VMware, Inc. Class A*	2,090	118,231

Total Software		4,217,145

Specialty Retail - 2.3%
Advance Auto Parts, Inc.	434	65,321
AutoNation, Inc.*	968	57,751
AutoZone, Inc.*	207	153,575
Bed Bath & Beyond, Inc.*	2,222	107,212
Best Buy Co., Inc.	3,623	110,320
CarMax, Inc.*	1,413	76,260
Foot Locker, Inc.	1,171	76,220
Gap, Inc. (The)	4,021	99,319
Home Depot, Inc. (The)	6,849	905,780
L Brands, Inc.	1,537	147,275
Lowe’s Cos., Inc.	5,195	395,028
O’Reilly Automotive, Inc.*	491	124,429
Ross Stores, Inc.	2,469	132,857
Staples, Inc.	4,299	40,712
Tiffany & Co.	779	59,430
TJX Cos., Inc. (The)	4,282	303,637
Tractor Supply Co.	546	46,683
Ulta Salon Cosmetics & Fragrance, Inc.*	228	42,180

Total Specialty Retail		2,943,989

Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	62,124	6,539,172
EMC Corp.	12,083	310,291
HP, Inc.	47,917	567,337
NetApp, Inc.	1,956	51,893
SanDisk Corp.	837	63,604
Western Digital Corp.	2,736	164,297

Total Technology Hardware, Storage & Peripherals		7,696,594

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,736	56,819
Hanesbrands, Inc.	1,625	47,824
NIKE, Inc. Class B	7,326	457,875
PVH Corp.	875	64,444
Ralph Lauren Corp.	643	71,682
Under Armour, Inc. Class A*	392	31,599
VF Corp.	2,405	149,711

Total Textiles, Apparel & Luxury Goods		879,954

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	4,072	66,455

Tobacco - 1.5%
Altria Group, Inc.	12,204	710,395
Philip Morris International, Inc.	11,034	969,999
Reynolds American, Inc.	5,320	245,518

Total Tobacco		1,925,912

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,705	69,598
United Rentals, Inc.*	1,167	84,654
W.W. Grainger, Inc.	523	105,955

Total Trading Companies & Distributors		260,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2015

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,027	$61,363

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	1,774	69,399

TOTAL COMMON STOCKS (Cost: $114,648,892)		127,699,683

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree High Dividend Fund(a) (Cost: $127,830)	2,190	129,276

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $114,776,722)		127,828,959
Cash and Other Assets in Excess of Liabilities - 0.2%		242,257

NET ASSETS - 100.0%		$128,071,216

*	Non-income producing security.
(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 19.7%
Alupar Investimento S.A.	4,700	$15,622
Ambev S.A.	188,312	849,635
Arezzo Industria e Comercio S.A.	1,900	10,085
BB Seguridade Participacoes S.A.	26,122	160,644
BRF S.A.	11,000	154,035
CCR S.A.	16,898	53,604
CETIP S.A. - Mercados Organizados	3,200	30,332
Cia Hering	5,660	21,760
Cielo S.A.	15,800	134,148
CVC Brasil Operadora e Agencia de Viagens S.A.	4,004	13,663
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	19,708	37,361
Equatorial Energia S.A.	8,100	70,103
Estacio Participacoes S.A.	8,978	31,657
Ez Tec Empreendimentos e Participacoes S.A.	11,837	38,178
GAEC Educacao S.A.	3,500	12,208
Grendene S.A.	8,490	36,138
Guararapes Confeccoes S.A.	1,428	16,604
Kroton Educacional S.A.	37,900	91,295
Light S.A.	8,900	22,271
Localiza Rent a Car S.A.	3,580	22,460
Lojas Americanas S.A.	11,172	35,214
Lojas Renner S.A.	9,990	43,179
M. Dias Branco S.A.	2,778	46,695
MRV Engenharia e Participacoes S.A.	22,282	48,887
Multiplus S.A.	3,600	33,978
Natura Cosmeticos S.A.	8,612	51,133
Porto Seguro S.A.	6,014	43,764
Sao Martinho S.A.	2,100	24,306
Ser Educacional S.A.(a)	8,600	16,738
Smiles S.A.	3,200	28,148
TOTVS S.A.	2,200	17,255
Tractebel Energia S.A.	9,188	77,777

Total Brazil		2,288,877

Chile - 0.1%
Forus S.A.	5,436	13,425

China - 23.4%
Alibaba Group Holding Ltd. ADR*	4,380	355,963
Autohome, Inc. ADR*	300	10,476
BAIC Motor Corp. Ltd. Class H(a)	93,500	93,619
Baidu, Inc. ADR*	1,005	189,985
CGN Power Co., Ltd. Class H(a)	168,000	62,863
China Life Insurance Co., Ltd. Class H	81,000	261,808
China Machinery Engineering Corp. Class H	24,000	17,620
China Pacific Insurance Group Co., Ltd. Class H	42,600	175,344
China Southern Airlines Co., Ltd. Class H	96,000	74,073
Fuyao Glass Industry Group Co., Ltd. Class H*(a)(b)	21,500	51,821
Great Wall Motor Co., Ltd. Class H	125,500	146,225
Guangzhou Automobile Group Co., Ltd. Class H	70,000	62,412
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H(b)	6,000	16,993
Hisense Kelon Electrical Holdings Co., Ltd. Class H*	18,000	9,592
Huadian Fuxin Energy Corp., Ltd. Class H	62,000	17,760
Huaneng Power International, Inc. Class H	114,000	98,406
Huaneng Renewables Corp., Ltd. Class H	52,000	15,566
Jiangsu Expressway Co., Ltd. Class H	28,000	37,790
NetEase, Inc. ADR	429	77,752
New China Life Insurance Co., Ltd. Class H	22,800	95,758
New Oriental Education & Technology Group, Inc. ADR	1,014	31,809
PICC Property & Casualty Co., Ltd. Class H	108,000	214,881
Ping An Insurance Group Co. of China Ltd. Class H	55,500	307,929
Qihoo 360 Technology Co., Ltd. ADR*	339	24,683
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	13,755
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	8,978	26,065
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(b)	54,000	22,784
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	14,800	32,044
Sinopec Engineering Group Co., Ltd. Class H	44,500	38,011
Travelsky Technology Ltd. Class H	15,000	24,696
Tsingtao Brewery Co., Ltd. Class H	8,000	36,231
Vipshop Holdings Ltd. ADR*	1,271	19,408
Xinhua Winshare Publishing and Media Co., Ltd. Class H	17,000	15,530
YY, Inc. ADR*	225	14,056
Zhuzhou CSR Times Electric Co., Ltd. Class H	4,500	26,157

Total China		2,719,865

India - 2.5%
Apollo Tyres Ltd.	11,341	26,777
Bajaj Auto Ltd.	982	37,584
Britannia Industries Ltd.	608	27,262
Ceat Ltd.	861	13,684
Dabur India Ltd.	3,221	13,484
Exide Industries Ltd.	5,904	13,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2015

Investments	Shares	Value
Hero MotoCorp Ltd.	911	$37,099
JK Tyre & Industries Ltd.	10,391	17,450
JSW Energy Ltd.	14,063	18,079
Sintex Industries Ltd.	9,199	14,155
SRF Ltd.	730	13,955
Sun TV Network Ltd.	5,706	36,777
Zee Entertainment Enterprises Ltd.	2,837	18,751

Total India		288,127

Indonesia - 6.8%
Alam Sutera Realty Tbk PT	472,900	11,767
Astra Agro Lestari Tbk PT	21,400	24,606
Astra International Tbk PT	540,400	235,212
Bumi Serpong Damai Tbk PT	251,700	32,866
Charoen Pokphand Indonesia Tbk PT	153,600	28,970
Gudang Garam Tbk PT	18,800	75,009
Indofood CBP Sukses Makmur Tbk PT	48,100	47,018
Lippo Cikarang Tbk PT*	21,800	11,465
Matahari Putra Prima Tbk PT	64,000	8,473
Media Nusantara Citra Tbk PT	202,300	27,223
Pakuwon Jati Tbk PT	967,700	34,819
Perusahaan Gas Negara Persero Tbk	385,000	76,665
Sawit Sumbermas Sarana Tbk PT	102,900	14,556
Sri Rejeki Isman Tbk PT	587,500	16,579
Summarecon Agung Tbk PT	160,900	19,259
Surya Citra Media Tbk PT	125,700	28,268
Unilever Indonesia Tbk PT	35,800	96,090

Total Indonesia		788,845

Malaysia - 1.3%
Berjaya Auto Bhd	31,100	15,501
Berjaya Sports Toto Bhd	32,400	23,016
British American Tobacco Malaysia Bhd	4,000	52,246
Carlsberg Brewery Malaysia Bhd	4,900	13,353
Mah Sing Group Bhd	49,262	16,637
Sunway Bhd	46,000	32,999

Total Malaysia		153,752

Mexico - 4.6%
Coca-Cola Femsa S.A.B. de C.V. Series L	21,840	156,676
Controladora Comercial Mexicana S.A.B. de C.V.	11,832	32,411
El Puerto de Liverpool S.A.B. de C.V. Class C1	9,000	109,488
Grupo Lala S.A.B. de C.V.	20,800	48,257
Industrias Bachoco S.A.B. de C.V. Series B	12,800	51,982
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	24,120	56,379
Megacable Holdings S.A.B. de C.V. Series CPO	11,954	44,428
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	3,200	33,510

Total Mexico		533,131

Philippines - 1.0%
Puregold Price Club, Inc.	39,200	28,907
Robinsons Retail Holdings, Inc.	14,760	19,762
Universal Robina Corp.	16,970	67,079

Total Philippines		115,748

Poland - 0.2%
CCC S.A.	667	23,402

Russia - 3.4%
Magnit PJSC GDR Reg S	5,316	213,809
MegaFon PJSC GDR Reg S	7,467	86,991
Mobile TeleSystems PJSC ADR	15,731	97,218

Total Russia		398,018

South Africa - 7.4%
Astral Foods Ltd.	958	7,172
AVI Ltd.	3,877	19,361
Clicks Group Ltd.	2,808	16,128
Famous Brands Ltd.	1,227	10,294
Foschini Group Ltd. (The)	3,438	27,019
Hosken Consolidated Investments Ltd.	2,206	16,443
Hyprop Investments Ltd.	5,177	34,529
Illovo Sugar Ltd.	12,557	13,695
Imperial Holdings Ltd.	4,615	35,549
Lewis Group Ltd.(b)	3,779	13,394
Massmart Holdings Ltd.	2,339	15,095
Metair Investments Ltd.	5,425	9,498
Mr. Price Group Ltd.	3,056	39,444
MTN Group Ltd.	26,365	226,107
Oceana Group Ltd.	1,407	10,624
Pick n Pay Stores Ltd.(b)	3,734	15,663
Resilient REIT Ltd.	7,648	57,006
Shoprite Holdings Ltd.	6,858	63,404
SPAR Group Ltd. (The)	2,071	24,605
Sun International Ltd.	2,793	16,790
Super Group Ltd.*	7,987	19,556
Tiger Brands Ltd.	2,241	45,764
Truworths International Ltd.	7,404	43,553
Tsogo Sun Holdings Ltd.	17,089	26,689
Woolworths Holdings Ltd.	8,144	52,636

Total South Africa		860,018

South Korea - 16.4%
Amorepacific Corp.	347	122,666
CJ E&M Corp.*	1,077	74,032
CJ O Shopping Co., Ltd.	120	19,527
Com2uSCorp*	178	17,989
Cuckoo Electronics Co., Ltd.	93	18,203
DRB Holding Co., Ltd.	925	10,177
Grand Korea Leisure Co., Ltd.	973	20,081
Hanssem Co., Ltd.	109	21,520
Hyundai Home Shopping Network Corp.	310	30,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2015

Investments	Shares	Value
Hyundai Hy Communications & Network Co., Ltd.	3,667	$10,883
Hyundai Mobis Co., Ltd.	3,409	716,659
Hyundai Wia Corp.	879	83,961
Kangwon Land, Inc.	2,316	75,847
KT&G Corp.	2,373	211,486
LEADCORP, Inc. (The)	762	6,824
LG Display Co., Ltd.	10,370	217,119
LG Household & Health Care Ltd.	123	110,145
Loen Entertainment, Inc.	180	12,895
Pyeong Hwa Automotive Co., Ltd.	1,005	12,214
Shinsegae Co., Ltd.	439	86,111
WeMade Entertainment Co., Ltd.*	781	24,844

Total South Korea		1,903,719

Taiwan - 6.5%
Catcher Technology Co., Ltd.	10,000	84,026
Cheng Shin Rubber Industry Co., Ltd.	66,000	107,097
Chimei Materials Technology Corp.	21,000	13,010
De Licacy Industrial Co., Ltd.	9,000	8,919
Depo Auto Parts Ind Co., Ltd.	4,000	13,822
Formosa International Hotels Corp.	2,000	13,852
Foxconn Technology Co., Ltd.	23,000	48,735
Highwealth Construction Corp.	34,000	39,230
Holiday Entertainment Co., Ltd.	7,000	11,401
Huaku Development Co., Ltd.	11,000	19,725
Merida Industry Co., Ltd.	5,000	26,943
Nanya Technology Corp.	110,000	153,043
Novatek Microelectronics Corp.	10,000	39,273
Ruentex Development Co., Ltd.	34,000	44,354
Ruentex Industries Ltd.	35,000	65,425
Test Research, Inc.	7,000	10,442
Yulon Nissan Motor Co., Ltd.	6,000	51,329

Total Taiwan		750,626

Thailand - 4.0%
Amata Corp. PCL NVDR	35,200	12,032
AP Thailand PCL NVDR	73,370	10,908
BEC World PCL NVDR	27,800	23,563
CH Karnchang PCL NVDR	24,200	19,503
Charoen Pokphand Foods PCL NVDR	132,200	67,230
CP ALL PCL NVDR	60,000	65,444
GFPT PCL NVDR	38,800	10,674
Home Product Center PCL NVDR	129,059	24,388
Intouch Holdings PCL NVDR	32,200	46,530
Jasmine International PCL NVDR	436,800	39,328
LPN Development PCL NVDR	26,200	11,649
Minor International PCL NVDR	45,120	45,452
MK Restaurants Group PCL NVDR	9,200	14,828
Pruksa Real Estate PCL NVDR	40,200	29,604
Robinson Department Store PCL NVDR	14,000	16,924
Supalai PCL NVDR	49,700	25,137

Total Thailand		463,194

Turkey - 2.4%
Aksa Akrilik Kimya Sanayii AS	5,135	18,402
BIM Birlesik Magazalar AS	2,183	38,404
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,237	14,300
Dogus Otomotiv Servis ve Ticaret AS	9,383	35,425
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,088	36,600
Saf Gayrimenkul Yatirim Ortakligi AS	43,379	11,741
Tat Gida Sanayi A/S*	8,802	16,706
TAV Havalimanlari Holding AS	4,739	29,533
Tofas Turk Otomobil Fabrikasi AS	10,428	67,701
Ulker Biskuvi Sanayi AS	2,706	16,317

Total Turkey		285,129

TOTAL COMMON STOCKS (Cost: $13,390,258)		11,585,876

WARRANTS - 0.0%

South Africa - 0.0%
Adcock Ingram Holdings Ltd., 07/26/19* (Cost: $0)	182	49

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $75,193)(d)	75,193	75,193

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $13,465,451)		11,661,118
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(44,115)

NET ASSETS - 100.0%		$11,617,003

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $101,103 and the total market value of the collateral held by the Fund was $107,184. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,991.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	HKD	118,000	USD	15,226	$—

CURRENCY LEGEND

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 3.4%
Ambev S.A.	3,382	$15,259
Banco Bradesco S.A.*	361	1,871
Banco Santander Brasil S.A.	345	1,399
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,661	4,572
BRF S.A.	467	6,539
CCR S.A.	615	1,951
CETIP S.A. - Mercados Organizados	135	1,280
Cielo S.A.	474	4,024
CPFL Energia S.A.*	816	3,131
Embraer S.A.	511	3,899
Equatorial Energia S.A.	163	1,411
Estacio Participacoes S.A.	210	740
Hypermarcas S.A.*	200	1,098
JBS S.A.	739	2,307
Klabin S.A.	633	3,752
Kroton Educacional S.A.	991	2,387
Lojas Renner S.A.	555	2,399
Raia Drogasil S.A.	263	2,359
Tim Participacoes S.A.	733	1,271
TOTVS S.A.	100	784
Tractebel Energia S.A.	88	745
Ultrapar Participacoes S.A.	370	5,653
WEG S.A.	511	1,931

Total Brazil		70,762

Chile - 1.4%
Banco de Chile	24,590	2,505
Banco de Credito e Inversiones	33	1,245
Banco Santander Chile	41,659	1,869
Cencosud S.A.	530	1,058
Cia Cervecerias Unidas S.A.	162	1,792
Colbun S.A.	8,356	1,995
Corpbanca S.A.	79,956	643
Empresa Nacional de Electricidad S.A.	2,139	2,652
Empresa Nacional de Telecomunicaciones S.A.	92	823
Empresas CMPC S.A.	1,256	2,710
Empresas COPEC S.A.	488	4,189
Enersis S.A.	14,044	3,391
S.A.C.I. Falabella	722	4,602

Total Chile		29,474

China - 29.4%
21Vianet Group, Inc. ADR*	68	1,438
AAC Technologies Holdings, Inc.	1,000	6,522
Alibaba Group Holding Ltd. ADR*	1,100	89,397
ANTA Sports Products Ltd.	1,000	2,748
Baidu, Inc. ADR*	302	57,090
Belle International Holdings Ltd.	8,000	6,008
Bitauto Holdings Ltd. ADR*	38	1,075
Byd Co., Ltd. Class H*	1,000	5,503
CAR, Inc.*	2,000	3,314
China Conch Venture Holdings Ltd.	2,900	6,009
China Huishan Dairy Holdings Co., Ltd.	8,000	3,066
China Medical System Holdings Ltd.	2,000	2,947
China Minsheng Banking Corp., Ltd. Class H	13,000	12,882
China Vanke Co., Ltd. Class H	2,500	7,387
Country Garden Holdings Co., Ltd.	14,000	5,744
CSPC Pharmaceutical Group Ltd.	4,000	4,088
Ctrip.com International Ltd. ADR*	386	17,883
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	1,100	6,422
Evergrande Real Estate Group Ltd.	9,000	7,920
GCL-Poly Energy Holdings Ltd.	11,000	1,646
Geely Automobile Holdings Ltd.	5,000	2,664
GF Securities Co., Ltd. Class H*	3,000	7,533
GOME Electrical Appliances Holding Ltd.	16,000	2,663
Great Wall Motor Co., Ltd. Class H	4,000	4,661
Haitian International Holdings Ltd.	1,000	1,461
Hanergy Thin Film Power Group Ltd.*†	102,000	1,316
Hengan International Group Co., Ltd.	1,000	9,445
Intime Retail Group Co., Ltd.	2,500	2,465
JD.com, Inc. ADR*	1,200	38,718
Kingsoft Corp., Ltd.	1,000	2,449
Longfor Properties Co., Ltd.	2,000	2,983
Luye Pharma Group Ltd.*	2,500	2,606
Mindray Medical International Ltd. ADR	118	3,200
NetEase, Inc. ADR	78	14,137
New Oriental Education & Technology Group, Inc. ADR	181	5,678
Ping An Insurance Group Co. of China Ltd. Class H	8,500	47,160
Qihoo 360 Technology Co., Ltd. ADR*	98	7,135
Renhe Commercial Holdings Co., Ltd.*	42,000	1,951
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,751
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	749	2,175
Shenzhou International Group Holdings Ltd.	1,000	5,748
Shimao Property Holdings Ltd.	1,500	2,667
Sihuan Pharmaceutical Holdings Group Ltd.†	46,000	20,940
SINA Corp.*	59	2,915
Sino Biopharmaceutical Ltd.	6,000	5,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
Sohu.com, Inc.*	34	$1,944
SouFun Holdings Ltd. ADR	251	1,855
Sun Art Retail Group Ltd.	3,000	2,265
Sunny Optical Technology Group Co., Ltd.	1,000	2,299
TAL Education Group ADR*	61	2,835
Tencent Holdings Ltd.	5,600	110,191
Tingyi Cayman Islands Holding Corp.	2,000	2,854
Uni-President China Holdings Ltd.	2,000	1,541
Vipshop Holdings Ltd. ADR*	406	6,200
Want Want China Holdings Ltd.	10,000	7,445
WH Group Ltd.*(a)	10,000	5,587
Xinyi Glass Holdings Ltd.	4,000	2,354
Xinyi Solar Holdings Ltd.	4,000	1,636
Youku Tudou, Inc. ADR*	123	3,337
YY, Inc. ADR*	32	1,999
ZTE Corp. Class H	960	2,190

Total China		606,508

Czech Republic - 0.2%
Komercni Banka AS	24	4,776

Hong Kong - 0.3%
Alibaba Pictures Group Ltd.*	10,000	2,477
BEP International Holdings Ltd.	10,000	839
Skyworth Digital Holdings Ltd.	2,000	1,306
Tech Pro Technology Development Ltd.*	10,000	2,284

Total Hong Kong		6,906

Hungary - 0.4%
OTP Bank PLC	357	7,363

India - 9.6%
Adani Ports & Special Economic Zone Ltd.	821	3,238
Ambuja Cements Ltd.	610	1,872
Asian Paints Ltd.	281	3,753
Aurobindo Pharma Ltd.	289	3,826
Bajaj Auto Ltd.	58	2,220
Bharat Forge Ltd.	110	1,483
Bharti Airtel Ltd.	1,352	6,957
Bharti Infratel Ltd.	487	3,151
Britannia Industries Ltd.	26	1,166
Cadila Healthcare Ltd.	238	1,178
Cairn India Ltd.	497	1,037
Cipla Ltd.	314	3,084
Crompton Greaves Ltd.	423	1,229
Dabur India Ltd.	585	2,449
Dr. Reddy’s Laboratories Ltd.	86	4,041
Glenmark Pharmaceuticals Ltd.	160	2,230
HCL Technologies Ltd.	474	6,127
Hero MotoCorp Ltd.	82	3,339
Hindustan Unilever Ltd.	652	8,503
ICICI Bank Ltd. ADR	1,156	9,051
Idea Cellular Ltd.	1,288	2,797
IndusInd Bank Ltd.	348	5,097
Infosys Ltd. ADR	830	13,902
ITC Ltd.	1,665	8,250
JSW Steel Ltd.	115	1,794
Larsen & Toubro Ltd. GDR Reg S	210	4,074
Lupin Ltd.	228	6,332
Mahindra & Mahindra Ltd.	296	5,693
Marico Ltd.	428	1,463
Maruti Suzuki India Ltd.	79	5,519
Motherson Sumi Systems Ltd.	331	1,467
Reliance Communications Ltd.*	1,168	1,558
Reliance Industries Ltd. GDR(a)	773	23,654
Siemens Ltd.	95	1,724
Sun Pharmaceutical Industries Ltd.	1,019	12,633
Tata Consultancy Services Ltd.	297	10,940
Tata Motors Ltd. ADR*	149	4,391
Tech Mahindra Ltd.	333	2,626
UltraTech Cement Ltd.	72	3,026
United Spirits Ltd.*	45	2,035
UPL Ltd.	311	2,059
Vedanta Ltd.	1,257	1,718
Wipro Ltd.	474	4,012
Yes Bank Ltd.	219	2,403

Total India		199,101

Indonesia - 2.3%
Astra International Tbk PT	19,700	8,575
Bank Central Asia Tbk PT	19,100	18,428
Gudang Garam Tbk PT	700	2,793
Indocement Tunggal Prakarsa Tbk PT	600	972
Indofood Sukses Makmur Tbk PT	3,900	1,464
Kalbe Farma Tbk PT	17,600	1,685
Lippo Karawaci Tbk PT	31,300	2,350
Matahari Department Store Tbk PT	2,500	3,192
Surya Citra Media Tbk PT	5,200	1,169
Unilever Indonesia Tbk PT	1,500	4,026
United Tractors Tbk PT	1,800	2,213

Total Indonesia		46,867

Malaysia - 2.8%
Astro Malaysia Holdings Bhd	6,200	3,986
British American Tobacco Malaysia Bhd	200	2,612
Dialog Group Bhd	9,100	3,391
Genting Bhd	4,500	7,693
Genting Malaysia Bhd	6,500	6,631
Hong Leong Bank Bhd	1,508	4,720
IOI Corp. Bhd	5,300	5,506
Maxis Bhd	3,700	5,860
PPB Group Bhd	1,300	4,814
SapuraKencana Petroleum Bhd	6,100	2,870
Westports Holdings Bhd	3,400	3,263
YTL Corp. Bhd	10,500	3,839
YTL Power International Bhd	9,300	3,206

Total Malaysia		58,391

Mexico - 4.8%
Alfa S.A.B. de C.V. Class A	2,444	4,825
Alsea S.A.B. de C.V.	263	911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
America Movil S.A.B. de C.V. Series L	20,710	$14,533
Cemex S.A.B. de C.V. Series CPO*	8,693	4,746
Coca-Cola Femsa S.A.B. de C.V. Series L	263	1,887
El Puerto de Liverpool S.A.B. de C.V. Class C1	160	1,946
Fomento Economico Mexicano S.A.B. de C.V.	1,424	13,326
Gruma S.A.B. de C.V. Class B	118	1,652
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	307	2,703
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	208	2,937
Grupo Bimbo S.A.B. de C.V. Series A*	939	2,498
Grupo Financiero Banorte S.A.B. de C.V. Class O	2,400	13,200
Grupo Financiero Inbursa S.A.B. de C.V. Class O	2,215	3,989
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	979	1,715
Grupo Lala S.A.B. de C.V.	479	1,111
Grupo Mexico S.A.B. de C.V. Series B	2,573	5,481
Grupo Televisa S.A.B. Series CPO	1,537	8,396
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	833	1,947
Mexichem S.A.B. de C.V.	788	1,757
Promotora y Operadora de Infraestructura S.A.B. de C.V.*	138	1,620
Telesites S.A.B. de C.V.*(b)	1,035	672
Wal-Mart de Mexico S.A.B. de C.V. Series V	3,061	7,708

Total Mexico		99,560

Netherlands - 0.5%
Steinhoff International Holdings N.V.	2,166	10,974

Philippines - 2.1%
Aboitiz Equity Ventures, Inc.	1,700	2,094
Aboitiz Power Corp.	1,300	1,152
Ayala Corp.	250	4,017
Ayala Land, Inc.	4,900	3,587
Bank of the Philippine Islands	1,760	3,136
BDO Unibank, Inc.	1,190	2,655
Globe Telecom, Inc.	25	984
GT Capital Holdings, Inc.	60	1,683
JG Summit Holdings, Inc.	2,440	3,801
Manila Electric Co.	170	1,156
Megaworld Corp.	14,000	1,265
Metro Pacific Investments Corp.	9,800	1,083
Metropolitan Bank & Trust Co.	1,480	2,532
Philippine Long Distance Telephone Co.	40	1,751
SM Investments Corp.	310	5,692
SM Prime Holdings, Inc.	10,000	4,612
Universal Robina Corp.	530	2,095

Total Philippines		43,295

Poland - 1.5%
Alior Bank S.A.*	141	2,374
Asseco Poland S.A.	191	2,747
Bank Pekao S.A.	298	10,829
Bank Zachodni WBK S.A.*	65	4,675
Cyfrowy Polsat S.A.*	461	2,437
ING Bank Slaski S.A.	67	1,988
LPP S.A.	1	1,407
mBank S.A.*	21	1,670
Orange Polska S.A.	1,215	2,018

Total Poland		30,145

Russia - 3.0%
Lukoil PJSC ADR	609	19,610
Magnit PJSC GDR Reg S	319	12,830
Mail.ru Group Ltd. GDR Reg S*	97	2,187
MegaFon PJSC GDR Reg S	166	1,934
MMC Norilsk Nickel PJSC ADR	840	10,639
Mobile TeleSystems PJSC ADR	520	3,214
PhosAgro OAO GDR Reg S	118	1,516
Polymetal International PLC	249	2,145
Severstal PAO GDR Reg S	222	1,857
Sistema JSFC GDR Reg S	244	1,440
X5 Retail Group N.V. GDR Reg S*	131	2,482
Yandex N.V. Class A*	131	2,059

Total Russia		61,913

South Africa - 6.2%
AngloGold Ashanti Ltd.*	302	2,071
Aspen Pharmacare Holdings Ltd.*	183	3,655
AVI Ltd.	232	1,159
Barclays Africa Group Ltd.	197	1,824
Bidvest Group Ltd. (The)	207	4,384
Capitec Bank Holdings Ltd.	53	1,842
Clicks Group Ltd.	138	793
Discovery Ltd.	355	3,046
FirstRand Ltd.	2,908	7,952
Foschini Group Ltd. (The)	112	880
Gold Fields Ltd.	625	1,702
Impala Platinum Holdings Ltd.*	460	743
Imperial Holdings Ltd.	76	585
Investec Ltd.	185	1,307
Life Healthcare Group Holdings Ltd.	324	733
Mediclinic International Ltd.	283	2,173
MMI Holdings Ltd.	749	1,063
Mondi Ltd.	100	1,983
Mr. Price Group Ltd.	143	1,846
MTN Group Ltd.	1,118	9,588
Naspers Ltd. Class N	247	33,793
Nedbank Group Ltd.	212	2,580
Netcare Ltd.	1,063	2,326
Pioneer Foods Group Ltd.	99	1,016
PSG Group Ltd.	79	1,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
Rand Merchant Insurance Holdings Ltd.	503	$1,257
Remgro Ltd.	347	5,491
Resilient REIT Ltd.	376	2,803
RMB Holdings Ltd.	499	1,791
Sanlam Ltd.	1,071	4,184
Sappi Ltd.*	392	1,651
Shoprite Holdings Ltd.	249	2,302
Standard Bank Group Ltd.	1,031	7,552
Tiger Brands Ltd.	111	2,267
Truworths International Ltd.	297	1,747
Vodacom Group Ltd.	365	3,590
Woolworths Holdings Ltd.	541	3,497

Total South Africa		128,315

South Korea - 16.8%
Amorepacific Corp.	22	7,777
AMOREPACIFIC Group	21	2,651
BGF retail Co., Ltd.	11	1,609
BNK Financial Group, Inc.	224	1,609
Celltrion, Inc.*	75	5,405
CJ CGV Co., Ltd.	9	967
CJ CheilJedang Corp.	6	1,932
CJ Corp.	12	2,569
CJ E&M Corp.*	18	1,237
CJ Korea Express Co., Ltd.*	6	977
Cosmax, Inc.	6	942
Coway Co., Ltd.	36	2,582
Daelim Industrial Co., Ltd.	19	1,087
DGB Financial Group, Inc.	159	1,363
Dongbu Insurance Co., Ltd.	35	2,098
Doosan Corp.	11	830
Doosan Heavy Industries & Construction Co., Ltd.	60	1,054
E-Mart, Inc.	15	2,418
Green Cross Holdings Corp.	32	1,145
GS Engineering & Construction Corp.*	45	758
GS Holdings Corp.	28	1,211
GS Retail Co., Ltd.	26	1,193
Hana Financial Group, Inc.	265	5,334
Hana Tour Service, Inc.	8	785
Hankook Tire Co., Ltd.	65	2,608
Hanmi Pharm Co., Ltd.*	4	2,484
Hanmi Science Co., Ltd.*	25	2,750
Hanssem Co., Ltd.	11	2,172
Hanwha Chemical Corp.	78	1,809
Hanwha Corp.	52	1,747
Hanwha Life Insurance Co., Ltd.	295	1,859
Hanwha Techwin Co., Ltd.*	37	1,122
Hotel Shilla Co., Ltd.	26	1,714
Hyosung Corp.	19	1,904
Hyundai Department Store Co., Ltd.	15	1,618
Hyundai Development Co-Engineering & Construction	48	1,588
Hyundai Engineering & Construction Co., Ltd.	45	1,096
Hyundai Glovis Co., Ltd.	17	2,798
Hyundai Heavy Industries Co., Ltd.*	39	2,920
Hyundai Marine & Fire Insurance Co., Ltd.	65	1,998
Hyundai Mobis Co., Ltd.	46	9,670
Hyundai Motor Co.	105	13,343
Hyundai Steel Co.	58	2,471
Hyundai Wia Corp.	12	1,146
Kakao Corp.	19	1,876
KB Financial Group, Inc.	342	9,669
KB Insurance Co., Ltd.	59	1,469
Kia Motors Corp.	199	8,927
Korea Investment Holdings Co., Ltd.	34	1,437
Korea Zinc Co., Ltd.	9	3,600
KT Corp.*	105	2,530
KT&G Corp.	98	8,734
LG Chem Ltd.	35	9,806
LG Corp.	96	5,797
LG Display Co., Ltd.	144	3,015
LG Electronics, Inc.	67	3,074
LG Household & Health Care Ltd.	7	6,268
LG Uplus Corp.	205	1,818
Lotte Chemical Corp.	13	2,700
Lotte Shopping Co., Ltd.	12	2,379
Medy-Tox, Inc.	4	1,749
Meritz Securities Co., Ltd.	301	1,026
Mirae Asset Securities Co., Ltd.	79	1,455
NAVER Corp.	14	7,856
NCSoft Corp.	7	1,272
NH Investment & Securities Co., Ltd.	122	1,051
OCI Co., Ltd.	15	959
Orion Corp/Republic of Korea	2	1,989
Ottogi Corp.	2	2,089
POSCO	44	6,248
S-1 Corp.	14	1,190
Samsung C&T Corp.*	67	8,000
Samsung Electro-Mechanics Co., Ltd.	37	1,985
Samsung Electronics Co., Ltd.	57	61,251
Samsung Fire & Marine Insurance Co., Ltd.	35	9,179
Samsung Heavy Industries Co., Ltd.	142	1,314
Samsung Life Insurance Co., Ltd.	93	8,725
Samsung SDS Co., Ltd.	21	4,549
Samsung Securities Co., Ltd.	47	1,674
Shinhan Financial Group Co., Ltd.	416	14,032
Shinsegae Co., Ltd.	6	1,177
SK Holdings Co., Ltd.	26	5,333
SK Hynix, Inc.	264	6,923
SK Innovation Co., Ltd.*	45	4,989
SK Telecom Co., Ltd.	30	5,514
ViroMed Co., Ltd.*	11	1,727
Yuhan Corp.	6	1,394

Total South Korea		346,099

Taiwan - 11.1%
Acer, Inc.*	3,000	1,105
Advanced Semiconductor Engineering, Inc.	4,000	4,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
Asia Cement Corp.	1,000	$834
AU Optronics Corp.	8,000	2,370
Cathay Financial Holding Co., Ltd.	8,000	11,277
Chang Hwa Commercial Bank Ltd.	6,000	2,868
Cheng Shin Rubber Industry Co., Ltd.	1,000	1,623
China Development Financial Holding Corp.	17,000	4,259
China Life Insurance Co., Ltd.	4,400	3,382
Compal Electronics, Inc.	3,000	1,690
CTBC Financial Holding Co., Ltd.	18,215	9,372
Delta Electronics, Inc.	1,052	4,980
E.Sun Financial Holding Co., Ltd.	8,782	5,120
Eva Airways Corp.*	3,000	1,699
Far Eastern New Century Corp.	5,080	3,982
Far EasTone Telecommunications Co., Ltd.	1,000	2,058
Formosa Chemicals & Fibre Corp.	3,000	6,759
Formosa Petrochemical Corp.	2,000	4,798
Formosa Plastics Corp.	4,000	9,377
Foxconn Technology Co., Ltd.	1,010	2,140
Fubon Financial Holding Co., Ltd.	7,000	9,590
Giant Manufacturing Co., Ltd.	1,000	6,667
Highwealth Construction Corp.	1,000	1,154
Hon Hai Precision Industry Co., Ltd.	7,350	18,080
HTC Corp.	1,000	2,375
Innolux Corp.	8,000	2,421
Inotera Memories, Inc.*	1,000	851
Inventec Corp.	2,000	1,312
Lite-On Technology Corp.	2,005	1,944
MediaTek, Inc.	1,000	7,611
Nan Ya Plastics Corp.	4,000	7,428
Pegatron Corp.	1,000	2,192
Pou Chen Corp.	3,000	3,936
Quanta Computer, Inc.	2,000	3,227
Shin Kong Financial Holding Co., Ltd.	9,449	2,057
Siliconware Precision Industries Co., Ltd.	2,000	3,185
SinoPac Financial Holdings Co., Ltd.	11,662	3,327
Synnex Technology International Corp.	1,000	976
Taishin Financial Holding Co., Ltd.	7,000	2,429
Taiwan Cement Corp.	1,000	831
Taiwan Mobile Co., Ltd.	1,000	3,044
Taiwan Semiconductor Manufacturing Co., Ltd.	10,000	43,535
Teco Electric and Machinery Co., Ltd.	2,000	1,601
Uni-President Enterprises Corp.	4,160	6,953
United Microelectronics Corp.	11,000	4,052
WPG Holdings Ltd.	1,000	958
Yuanta Financial Holding Co., Ltd.	11,236	4,156

Total Taiwan		230,213

Thailand - 2.5%
Advanced Info Service PCL NVDR	1,600	6,758
Bangkok Dusit Medical Services PCL NVDR	6,400	3,966
Bank of Ayudhya PCL NVDR	3,000	2,480
Big C Supercenter PCL NVDR	500	2,807
BTS Group Holdings PCL NVDR	4,300	1,087
Bumrungrad Hospital PCL NVDR	500	2,932
Central Pattana PCL NVDR	2,200	2,873
Charoen Pokphand Foods PCL NVDR	3,600	1,831
CP ALL PCL NVDR	5,300	5,781
Delta Electronics Thailand PCL NVDR	500	1,063
Energy Absolute PCL NVDR	2,300	1,438
Glow Energy PCL NVDR	400	823
Indorama Ventures PCL NVDR	2,300	1,361
Kasikornbank PCL NVDR	2,000	8,365
Minor International PCL NVDR	2,110	2,126
Thai Union Group PCL NVDR	3,400	1,625
Total Access Communication PCL NVDR	1,400	1,177
True Corp. PCL NVDR*	13,300	2,476

Total Thailand		50,969

Turkey - 1.6%
Akbank TAS	1,668	3,829
Anadolu Efes Biracilik ve Malt Sanayii AS	181	1,171
Arcelik AS	157	752
BIM Birlesik Magazalar AS	191	3,360
Enka Insaat ve Sanayi AS	1,120	1,735
Haci Omer Sabanci Holding AS	1,414	4,011
KOC Holding AS	896	3,355
TAV Havalimanlari Holding AS	216	1,346
Tupras Turkiye Petrol Rafinerileri AS*	146	3,481
Turkcell Iletisim Hizmetleri AS	855	2,900
Turkiye Garanti Bankasi AS	2,231	5,442
Ulker Biskuvi Sanayi AS	165	995

Total Turkey		32,377

TOTAL COMMON STOCKS (Cost: $2,292,669)		2,064,008

RIGHTS - 0.0%

Brazil - 0.0%
Banco Bradesco S.A., expiring 2/5/16*	11	4

Hong Kong - 0.0%
GCL-Poly Energy Holdings Ltd., expiring 1/20/16*	2,200	11

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

Investments	Shares	Value
South Korea - 0.0%
BNK Financial Group, Inc., expiring 1/14/16*	49	$55

TOTAL RIGHTS (Cost: $0)		70

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $580)(d)	580	580

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,293,249)		2,064,658
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		1,972

NET ASSETS - 100.0%		$2,066,630

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $22,256, which represents 1.1% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $537 and the total market value of the collateral held by the Fund was $580.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	BRL	2,670	USD	686	$11

CURRENCY LEGEND

BRL	Brazilian real

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 7.3%
AES Tiete S.A.	241,681	$882,727
Alupar Investimento S.A.	408,804	1,358,805
Banco do Brasil S.A.	2,903,159	10,816,446
Banco Santander Brasil S.A.	2,576,637	10,446,574
BB Seguridade Participacoes S.A.	1,221,536	7,512,157
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	773,198	2,128,310
BR Malls Participacoes S.A.	285,645	801,430
CCR S.A.	2,270,749	7,203,261
CETIP S.A. - Mercados Organizados	143,660	1,361,706
Cia Hering	210,584	809,601
Cia Paranaense de Energia	233,952	946,157
Cia Siderurgica Nacional S.A.	2,070,552	2,093,449
CVC Brasil Operadora e Agencia de Viagens S.A.	189,423	646,372
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	438,075	830,474
EcoRodovias Infraestrutura e Logistica S.A.	1,007,991	1,296,853
Even Construtora e Incorporadora S.A.	616,369	641,881
Ez Tec Empreendimentos e Participacoes S.A.	294,617	950,221
Fleury S.A.	221,748	896,801
Grendene S.A.	276,432	1,176,648
Light S.A.	257,286	643,825
Mahle-Metal Leve S.A.	198,301	1,240,556
MRV Engenharia e Participacoes S.A.	598,206	1,312,462
Multiplus S.A.	245,255	2,314,773
Natura Cosmeticos S.A.	568,291	3,374,194
Odontoprev S.A.	565,176	1,349,994
Porto Seguro S.A.	162,329	1,181,283
Smiles S.A.	224,300	1,972,990
Tractebel Energia S.A.	698,116	5,909,613
Transmissora Alianca de Energia Eletrica S.A.	740,633	3,135,697
Tupy S.A.	148,618	702,472
Vale S.A.	5,101,972	16,803,462
Via Varejo S.A.	812,937	671,925

Total Brazil		93,413,119

Chile - 1.7%
AES Gener S.A.	6,974,976	3,095,133
Aguas Andinas S.A. Class A	6,862,496	3,521,121
Banco de Chile	52,536,709	5,351,538
Banco Santander Chile	101,519,200	4,554,467
CAP S.A.	258,268	624,603
Corpbanca S.A.	223,385,070	1,796,286
Inversiones Aguas Metropolitanas S.A.	1,208,652	1,704,564
Ripley Corp. S.A.	4,126,376	1,693,818

Total Chile		22,341,530

China - 22.5%
Agricultural Bank of China Ltd. Class H	20,565,000	8,411,586
Anhui Expressway Co., Ltd. Class H	681,057	579,986
BAIC Motor Corp. Ltd. Class H(a)(b)	1,579,000	1,581,007
Bank of China Ltd. Class H	48,486,084	21,646,271
Bank of Communications Co., Ltd. Class H	18,220,287	12,836,238
Belle International Holdings Ltd.	14,932,000	11,213,233
China Aoyuan Property Group Ltd.	3,181,000	669,023
China Construction Bank Corp. Class H	55,318,054	37,901,056
China Everbright Bank Co., Ltd. Class H	4,414,000	2,147,156
China Hongqiao Group Ltd.(a)	7,245,000	4,309,523
China Jinmao Holdings Group Ltd.	5,578,000	1,907,279
China Lilang Ltd.	1,240,000	915,182
China Merchants Bank Co., Ltd. Class H	1,796,432	4,241,815
China National Building Material Co., Ltd. Class H	2,820,000	1,353,574
China Oilfield Services Ltd. Class H	1,972,000	1,697,159
China Petroleum & Chemical Corp. Class H	20,501,799	12,380,202
China Resources Cement Holdings Ltd.(a)	5,176,000	1,589,502
China Resources Power Holdings Co., Ltd.	3,502,000	6,814,082
China Shenhua Energy Co., Ltd. Class H	3,848,500	6,048,235
China Shineway Pharmaceutical Group Ltd.	695,000	885,996
China South City Holdings Ltd.(a)	5,218,000	1,178,235
China Zhongwang Holdings Ltd.(a)	5,870,400	3,014,676
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,126,991	1,287,148
CIFI Holdings Group Co., Ltd.	5,658,000	1,262,987
CIMC Enric Holdings Ltd.	1,588,000	932,292
CNOOC Ltd.	48,483,000	50,483,902
Country Garden Holdings Co., Ltd.	18,030,000	7,397,973
Datang International Power Generation Co., Ltd. Class H	2,800,350	852,735
Dongyue Group Ltd.	3,491,000	887,373
Evergrande Real Estate Group Ltd.(a)	14,252,000	12,541,517
Great Wall Motor Co., Ltd. Class H	2,424,500	2,824,879
Greatview Aseptic Packaging Co., Ltd.	1,326,000	600,538
Huadian Power International Corp., Ltd. Class H	1,198,000	780,617
Huaneng Power International, Inc. Class H	3,482,000	3,005,694
Industrial & Commercial Bank of China Ltd. Class H	49,737,823	30,034,646
Jiangsu Expressway Co., Ltd. Class H	1,196,527	1,614,894
KWG Property Holding Ltd.	1,886,500	1,399,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

Investments	Shares	Value
Lonking Holdings Ltd.	6,225,000	$907,628
Shanghai Industrial Holdings Ltd.	714,000	1,874,790
Shenzhen Expressway Co., Ltd. Class H	818,000	722,992
Shenzhen Investment Ltd.	4,164,000	1,950,326
Shimao Property Holdings Ltd.	2,012,000	3,577,397
Sino-Ocean Land Holdings Ltd.	3,385,500	2,171,046
Sinopec Engineering Group Co., Ltd. Class H	1,413,500	1,207,379
SITC International Holdings Co., Ltd.	2,799,000	1,484,344
Sunac China Holdings Ltd.	1,774,000	1,373,393
TCL Communication Technology Holdings Ltd.(a)	1,605,000	1,182,500
Xingda International Holdings Ltd.	3,012,000	614,047
Xinhua Winshare Publishing and Media Co., Ltd. Class H	858,000	783,809
Xinyi Glass Holdings Ltd.	3,226,000	1,898,100
XTEP International Holdings Ltd.	1,578,000	840,905
Yingde Gases Group Co., Ltd.	2,870,000	1,325,729
Yuexiu Property Co., Ltd.	8,768,000	1,515,986
Yuexiu Transport Infrastructure Ltd.	1,756,000	1,101,161
Zhejiang Expressway Co., Ltd. Class H	1,388,398	1,669,628
Zijin Mining Group Co., Ltd. Class H(a)	5,050,000	1,322,749

Total China		286,751,754

Czech Republic - 2.0%
CEZ AS	935,907	16,716,320
Komercni Banka AS	25,906	5,155,102
O2 Czech Republic AS	374,594	3,779,777

Total Czech Republic		25,651,199

Hong Kong - 0.3%
Ajisen China Holdings Ltd.	1,400,000	621,407
CP Pokphand Co., Ltd.(a)	16,812,000	1,778,784
Kingboard Chemical Holdings Ltd.(a)	939,000	1,499,948

Total Hong Kong		3,900,139

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	81,327	3,985,270

Indonesia - 1.8%
Adaro Energy Tbk PT	32,471,100	1,213,102
Indo Tambangraya Megah Tbk PT	2,657,900	1,103,843
Indocement Tunggal Prakarsa Tbk PT	4,845,000	7,846,545
Media Nusantara Citra Tbk PT	14,520,900	1,954,028
Perusahaan Gas Negara Persero Tbk	24,849,208	4,948,210
Tambang Batubara Bukit Asam Persero Tbk PT	2,168,326	711,765
United Tractors Tbk PT	3,199,400	3,933,974
Vale Indonesia Tbk PT*	12,034,700	1,427,402

Total Indonesia		23,138,869

Malaysia - 5.6%
AMMB Holdings Bhd	2,049,800	2,162,710
Berjaya Auto Bhd	1,771,800	883,114
Berjaya Sports Toto Bhd	1,188,372	844,191
British American Tobacco Malaysia Bhd	300,797	3,928,891
Carlsberg Brewery Malaysia Bhd	270,336	736,679
DiGi.Com Bhd	7,535,447	9,477,446
Felda Global Ventures Holdings Bhd	5,235,100	2,085,017
HAP Seng Consolidated Bhd	2,069,465	3,123,357
JCY International Bhd	3,465,000	690,014
Mah Sing Group Bhd	2,630,700	888,439
Malayan Banking Bhd	6,902,265	13,503,907
Maxis Bhd	7,727,584	12,238,866
Press Metal Bhd	1,403,900	683,394
Sime Darby Bhd	5,451,900	9,840,975
UMW Holdings Bhd	1,339,100	2,454,575
YTL Corp. Bhd	12,805,300	4,682,502
YTL Power International Bhd	8,680,900	2,992,368

Total Malaysia		71,216,445

Mexico - 0.2%
Concentradora Fibra Danhos S.A. de C.V.	619,173	1,276,265
Mexico Real Estate Management S.A. de C.V.*	718,547	909,045

Total Mexico		2,185,310

Philippines - 1.4%
Energy Development Corp.	20,399,900	2,687,905
Nickel Asia Corp.	9,093,000	1,207,762
Philippine Long Distance Telephone Co.	315,239	13,800,709

Total Philippines		17,696,376

Poland - 2.9%
Asseco Poland S.A.	107,047	1,539,718
Bank Handlowy w Warszawie S.A.	113,329	2,063,423
Bank Pekao S.A.	192,329	6,989,000
Energa S.A.	756,736	2,422,199
KGHM Polska Miedz S.A.	188,083	3,023,941
Lubelski Wegiel Bogdanka S.A.	44,119	371,033
Orange Polska S.A.	1,962,460	3,260,041
PGE Polska Grupa Energetyczna S.A.	2,266,200	7,339,849
Powszechny Zaklad Ubezpieczen S.A.	722,905	6,227,789
Synthos S.A.	1,890,823	1,824,291
Tauron Polska Energia S.A.	1,998,430	1,457,471

Total Poland		36,518,755

Russia - 12.2%
Gazprom PAO ADR	12,165,715	44,921,903
LSR Group PJSC GDR Reg S	642,072	1,284,144
Lukoil PJSC ADR	1,118,352	36,010,934
MMC Norilsk Nickel PJSC ADR	3,360,052	42,555,059
Mobile TeleSystems PJSC ADR	2,331,608	14,409,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

Investments	Shares	Value
Novolipetsk Steel OJSC GDR Reg S	715,701	$6,090,615
Severstal PAO GDR Reg S	1,071,273	8,961,199
TMK PAO GDR Reg S	312,789	1,000,925

Total Russia		155,234,116

South Africa - 7.5%
African Rainbow Minerals Ltd.	225,697	632,863
Assore Ltd.(a)	183,594	735,774
Astral Foods Ltd.	70,449	527,384
Barclays Africa Group Ltd.	490,497	4,542,055
Barloworld Ltd.	208,889	835,394
Coronation Fund Managers Ltd.	342,157	1,168,088
Exxaro Resources Ltd.(a)	304,912	866,595
FirstRand Ltd.	2,662,508	7,280,208
Foschini Group Ltd. (The)	195,421	1,535,825
Hudaco Industries Ltd.	23,303	142,791
Hyprop Investments Ltd.	139,855	932,788
Imperial Holdings Ltd.	197,056	1,517,899
Lewis Group Ltd.(a)	222,051	787,005
Liberty Holdings Ltd.	159,363	1,184,565
MMI Holdings Ltd.	830,343	1,178,894
MTN Group Ltd.	2,654,193	22,762,461
Nampak Ltd.	888,455	1,424,808
Nedbank Group Ltd.	256,369	3,120,503
PPC Ltd.	683,818	679,604
Reunert Ltd.(a)	231,970	1,022,162
RMB Holdings Ltd.	609,548	2,187,536
Sasol Ltd.	555,250	15,028,354
Sibanye Gold Ltd.	614,492	906,143
Standard Bank Group Ltd.	797,376	5,840,546
Truworths International Ltd.	404,505	2,379,441
Vodacom Group Ltd.	1,692,259	16,644,651

Total South Africa		95,864,337

South Korea - 1.4%
Hite Jinro Co., Ltd.*(a)	72,900	1,454,829
POSCO	84,831	12,045,850
Woori Bank	604,402	4,546,353

Total South Korea		18,047,032

Taiwan - 24.0%
AcBel Polytech, Inc.(a)	999,000	707,119
Accton Technology Corp.	1,416,000	1,377,331
Advanced Semiconductor Engineering, Inc.	10,108,000	11,693,732
Alpha Networks, Inc.(a)	1,802,000	938,113
Asia Cement Corp.	4,900,158	4,087,568
Asustek Computer, Inc.	971,000	8,040,673
AU Optronics Corp.(a)	11,037,000	3,269,401
Capital Securities Corp.	3,782,121	1,141,073
Cathay Financial Holding Co., Ltd.	6,275,000	8,845,024
Cathay Real Estate Development Co., Ltd.	805,000	328,401
Cheng Shin Rubber Industry Co., Ltd.(a)	3,386,000	5,494,377
Cheng Uei Precision Industry Co., Ltd.(a)	601,000	832,511
Chicony Electronics Co., Ltd.(a)	781,276	1,717,299
Chimei Materials Technology Corp.	1,815,000	1,124,463
Chin-Poon Industrial Co., Ltd.(a)	646,000	1,040,381
China Development Financial Holding Corp.	12,504,000	3,132,947
China Metal Products	555,000	443,534
China Steel Chemical Corp.(a)	359,000	1,163,988
China Steel Corp.(a)	17,427,000	9,523,386
China Synthetic Rubber Corp.	1,534,176	1,078,925
ChipMOS TECHNOLOGIES, Inc.(a)	1,170,000	1,105,991
Chong Hong Construction Co., Ltd.	677,050	987,326
Chroma ATE, Inc.(a)	463,000	900,712
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,801,750	927,012
Chunghwa Telecom Co., Ltd.	8,360,000	25,222,273
Clevo Co.(a)	995,000	955,711
Compal Electronics, Inc.	4,504,000	2,536,731
Coxon Precise Industrial Co., Ltd.	484,000	733,065
CTCI Corp.	868,000	947,356
Cyberlink Corp.	440,571	921,461
Darwin Precisions Corp.	2,165,000	675,594
Delta Electronics, Inc.	2,185,457	10,346,107
Elan Microelectronics Corp.(a)	597,000	832,423
Elitegroup Computer Systems Co., Ltd.	1,178,000	726,231
Eternal Materials Co., Ltd.	1,322,820	1,274,614
Everlight Electronics Co., Ltd.(a)	847,000	1,231,292
Far Eastern Department Stores Ltd.	1,429,000	793,961
Far Eastern New Century Corp.	4,652,402	3,647,193
Far EasTone Telecommunications Co., Ltd.	3,385,000	6,966,420
Farglory Land Development Co., Ltd.	1,134,000	1,182,437
Feng Hsin Steel Co., Ltd.	995,000	1,161,697
Flytech Technology Co., Ltd.	209,098	604,753
Formosan Rubber Group, Inc.	1,871,000	942,706
Fubon Financial Holding Co., Ltd.	6,633,000	9,087,131
Getac Technology Corp.	1,359,000	829,542
Gigabyte Technology Co., Ltd.	1,237,000	1,372,687
Greatek Electronics, Inc.	1,331,000	1,452,685
Highwealth Construction Corp.	997,000	1,150,373
Holtek Semiconductor, Inc.	557,000	861,436
Huaku Development Co., Ltd.	406,726	729,326
IEI Integration Corp.	516,000	615,801
Innolux Corp.	14,902,000	4,509,571
Inventec Corp.	7,405,000	4,858,214
Kenda Rubber Industrial Co., Ltd.	791,000	1,165,537
King Yuan Electronics Co., Ltd.	1,720,000	1,128,444
King’s Town Bank Co., Ltd.	1,086,000	773,660
Kinik Co.	627,000	975,422
Kinsus Interconnect Technology Corp.(a)	709,000	1,444,031
Lien Hwa Industrial Corp.	918,000	531,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

Investments	Shares	Value
Lite-On Technology Corp.	3,052,225	$2,959,581
MediaTek, Inc.	2,893,000	22,018,754
Mega Financial Holding Co., Ltd.	9,012,302	5,830,408
Merry Electronics Co., Ltd.	447,000	797,461
Micro-Star International Co., Ltd.	1,880,000	2,687,186
Nanya Technology Corp.(a)	2,788,000	3,878,942
Novatek Microelectronics Corp.	1,265,000	4,968,034
Pegatron Corp.	2,791,000	6,117,819
Powertech Technology, Inc.	771,000	1,530,405
Qisda Corp.(a)	2,653,000	884,414
Quanta Computer, Inc.	5,860,990	9,456,951
Radiant Opto-Electronics Corp.(a)	547,170	1,256,024
Realtek Semiconductor Corp.	999,000	2,393,561
Rechi Precision Co., Ltd.	166,000	124,575
Richtek Technology Corp.	188,000	1,087,466
Ruentex Development Co., Ltd.	1,047,266	1,366,193
Ruentex Industries Ltd.(a)	2,027,000	3,789,016
Sampo Corp.	281,000	101,802
Siliconware Precision Industries Co., Ltd.	5,022,724	7,997,335
Sinbon Electronics Co., Ltd.	477,000	891,643
SinoPac Financial Holdings Co., Ltd.	5,482,000	1,563,806
Syncmold Enterprise Corp.	693,324	1,015,279
Synnex Technology International Corp.	3,234,786	3,156,297
Taiflex Scientific Co., Ltd.	512,254	592,616
Taiwan Cement Corp.	5,333,485	4,432,799
Taiwan Cogeneration Corp.	1,398,000	985,286
Taiwan Fertilizer Co., Ltd.	1,493,000	1,956,759
Taiwan Mobile Co., Ltd.	4,245,253	12,924,325
Taiwan PCB Techvest Co., Ltd.	826,000	822,303
Taiwan Secom Co., Ltd.(a)	444,538	1,319,526
Taiwan Surface Mounting Technology Corp.(a)	815,900	724,069
Test Research, Inc.	391,000	583,280
Test Rite International Co., Ltd.	1,027,000	653,463
Tong Hsing Electronic Industries Ltd.(a)	315,000	735,547
Topco Scientific Co., Ltd.	362,718	600,720
Transcend Information, Inc.	794,000	2,071,599
Tripod Technology Corp.(a)	770,000	1,312,753
TSRC Corp.(a)	1,219,584	750,011
Tung Ho Steel Enterprise Corp.	1,941,000	1,004,567
U-Ming Marine Transport Corp.	997,048	808,942
United Integrated Services Co., Ltd.	697,853	902,936
United Microelectronics Corp.	13,559,000	4,994,791
Wan Hai Lines Ltd.	4,263,000	2,368,550
Wistron Corp.	3,526,179	1,996,740
WPG Holdings Ltd.	2,543,000	2,434,845
WT Microelectronics Co., Ltd.(a)	998,470	1,079,115
WUS Printed Circuit Co., Ltd.(a)	870,000	700,566
Yuanta Financial Holding Co., Ltd.	7,133,913	2,638,812
Yulon Nissan Motor Co., Ltd.(a)	758,000	6,484,550
Yungtay Engineering Co., Ltd.	597,000	862,412
Zeng Hsing Industrial Co., Ltd.	200,000	840,259

Total Taiwan		306,543,272

Thailand - 6.5%
Advanced Info Service PCL	3,459,561	14,613,124
Bangchak Petroleum PCL (The) NVDR	1,164,400	1,067,812
Bangkok Expressway PCL NVDR(a)	1,378,800	1,733,797
Bangkok Land PCL NVDR	18,178,900	727,459
Banpu PCL NVDR	3,360,480	1,494,169
BEC World PCL NVDR	2,335,400	1,979,427
BTS Group Holdings PCL NVDR	17,664,343	4,467,015
Electricity Generating PCL	467,200	1,966,953
Hana Microelectronics PCL NVDR(a)	1,215,400	1,207,463
Ichitan Group PCL NVDR(a)	1,830,800	625,784
Intouch Holdings PCL NVDR	4,437,859	6,412,913
Kiatnakin Bank PCL NVDR	1,070,100	1,077,980
Krung Thai Bank PCL NVDR(a)	8,549,500	3,967,671
Land & Houses PCL NVDR	9,964,253	2,616,707
Pruksa Real Estate PCL NVDR	1,463,600	1,077,821
PTT Global Chemical PCL NVDR	4,283,434	5,951,694
PTT PCL NVDR	2,511,194	17,027,410
Ratchaburi Electricity Generating Holding PCL(a)	1,220,996	1,611,708
Siam City Cement PCL NVDR	222,100	1,968,873
Siam Commercial Bank PCL (The) NVDR	1,664,100	5,526,190
Total Access Communication PCL NVDR(a)	4,930,424	4,144,653
TTW PCL NVDR(a)	5,000,877	1,473,094

Total Thailand		82,739,717

Turkey - 2.0%
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	355,186	969,845
Cimsa Cimento Sanayi ve Ticaret AS	317,423	1,663,865
Dogus Otomotiv Servis ve Ticaret AS	371,294	1,401,805
Eregli Demir ve Celik Fabrikalari TAS(a)	7,490,037	7,800,919
Koza Altin Isletmeleri AS	187,055	786,966
Turk Telekomunikasyon AS	6,075,000	11,363,893
Turk Traktor ve Ziraat Makineleri AS(a)	62,574	1,491,006
Vestel Beyaz Esya Sanayi ve Ticaret AS	213,805	818,932

Total Turkey		26,297,231

TOTAL COMMON STOCKS (Cost: $1,764,304,159)		1,271,524,471

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(c) (Cost: $748,184)	18,507	727,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $28,679,252)(e)	28,679,252	$28,679,252

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $1,793,731,595)		1,300,931,603
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.9)%		(24,772,889)

NET ASSETS - 100.0%		$1,276,158,714

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $50,370,451 and the total market value of the collateral held by the Fund was $54,350,059. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,670,807.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	MYR	2,302,703	USD	536,198	$(125)
1/4/2016	MYR	876,242	USD	203,840	(246)
1/4/2016	TWD	74,960,359	USD	2,278,777	(3,330)
1/5/2016	BRL	2,772,242	USD	716,897	16,173
1/5/2016	KRW	160,937,326	USD	137,553	299
1/5/2016	MYR	2,310,496	USD	537,825	(313)
1/6/2016	BRL	2,779,856	USD	690,647	(12,002)
1/6/2016	KRW	158,774,294	USD	135,323	(87)

					$369

CURRENCY LEGEND

BRL	-	Brazilian real

KRW	-	South Korean won

MYR	-	Malaysian ringgit

TWD	-	New Taiwan dollar

USD	-	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 95.7%

Brazil - 15.1%
AES Tiete S.A.	15,838	$57,847
Ambev S.A.	381,087	1,719,407
BB Seguridade Participacoes S.A.	160,980	989,989
CCR S.A.	155,971	494,770
CETIP S.A. - Mercados Organizados	14,237	134,948
Cielo S.A.	45,352	385,055
Equatorial Energia S.A.	5,519	47,765
Estacio Participacoes S.A.	8,280	29,196
GAEC Educacao S.A.	4,199	14,647
Grendene S.A.	20,999	89,383
Lojas Renner S.A.	11,783	50,929
M. Dias Branco S.A.	1,707	28,693
Multiplus S.A.	16,800	158,562
Natura Cosmeticos S.A.	41,960	249,135
Odontoprev S.A.	35,676	85,217
Ser Educacional S.A.(a)	4,439	8,640
Smiles S.A.	11,400	100,277
TOTVS S.A.	9,000	70,590
Tractebel Energia S.A.	47,262	400,077
Via Varejo S.A.	54,236	44,828
WEG S.A.	50,810	192,002

Total Brazil		5,351,957

Cayman Islands - 0.0%
China Saite Group Co., Ltd.	84,000	8,237

Chile - 0.1%
Forus S.A.	14,522	35,864

China - 23.1%
AAC Technologies Holdings, Inc.	35,000	228,286
ANTA Sports Products Ltd.	122,000	335,297
Boer Power Holdings Ltd.(b)	34,000	61,243
Brilliance China Automotive Holdings Ltd.	76,000	95,611
Cabbeen Fashion Ltd.	49,000	26,365
China Conch Venture Holdings Ltd.	59,500	123,297
China Everbright International Ltd.	65,000	83,534
China Hongqiao Group Ltd.(b)	602,500	358,383
China Lesso Group Holdings Ltd.	85,000	59,334
China Lilang Ltd.	94,000	69,377
China Medical System Holdings Ltd.	60,000	88,411
China Overseas Land & Investment Ltd.	312,000	1,094,998
China Pioneer Pharma Holdings Ltd.	97,000	35,044
China Silver Group Ltd.(b)	74,000	19,383
China State Construction International Holdings Ltd.	148,000	257,038
Colour Life Services Group Co., Ltd.	21,000	17,965
Cosmo Lady China Holdings Co., Ltd.(a)(b)	36,000	30,146
CSPC Pharmaceutical Group Ltd.	116,000	118,542
CT Environmental Group Ltd.(b)	24,000	7,866
Evergrande Real Estate Group Ltd.(b)	2,290,000	2,015,161
Fu Shou Yuan International Group Ltd.	34,000	26,454
Fuguiniao Co., Ltd. Class H(b)	36,400	22,121
Golden Eagle Retail Group Ltd.(b)	94,000	113,526
Goldpac Group Ltd.	39,000	17,059
Great Wall Motor Co., Ltd. Class H	185,000	215,551
Guorui Properties Ltd.(b)	91,000	36,986
Haier Electronics Group Co., Ltd.	32,000	64,907
Hengan International Group Co., Ltd.	48,000	453,359
Honworld Group Ltd.(a)	27,500	21,290
HOSA International Ltd.	104,000	36,902
Jiangnan Group Ltd.	210,000	41,186
Kingsoft Corp., Ltd.(b)	16,000	39,184
Koradior Holdings Ltd.	61,000	83,273
Logan Property Holdings Co., Ltd.(b)	204,000	69,227
Ourgame International Holdings Ltd.(b)	24,000	17,806
Pacific Online Ltd.	127,000	38,509
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H	2,000	3,200
Shenzhou International Group Holdings Ltd.	53,000	304,659
Sino Biopharmaceutical Ltd.	66,000	60,123
Sinopec Engineering Group Co., Ltd. Class H	102,500	87,553
SSY Group Ltd.	50,000	12,903
Sunny Optical Technology Group Co., Ltd.(b)	17,000	39,088
Tencent Holdings Ltd.	35,900	706,406
Tenwow International Holdings Ltd.	114,000	37,362
Travelsky Technology Ltd. Class H	21,000	34,575
Trigiant Group Ltd.	204,000	41,326
Universal Health International Group Holding Ltd.(b)	49,000	18,967
Wisdom Sports Group	69,000	46,563
Xinyi Glass Holdings Ltd.	222,000	130,619
Xinyi Solar Holdings Ltd.(b)	192,000	78,533
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(a)	69,000	83,689
Yestar International Holdings Co., Ltd.(b)	27,500	12,064
Zhuzhou CSR Times Electric Co., Ltd. Class H	10,864	63,150

Total China		8,183,401

Hong Kong - 0.3%
Dawnrays Pharmaceutical Holdings Ltd.	16,000	12,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2015

Investments	Shares	Value
Hang Fat Ginseng Holdings Co., Ltd.	360,000	$32,515
Tibet 5100 Water Resources Holdings Ltd.	104,000	39,050
Wasion Group Holdings Ltd.	34,000	35,447

Total Hong Kong		119,440

India - 0.8%
Infosys Ltd. ADR(b)	11,672	195,506
Wipro Ltd. ADR(b)	8,074	93,174

Total India		288,680

Indonesia - 5.3%
Ace Hardware Indonesia Tbk PT	782,500	46,831
AKR Corporindo Tbk PT	124,600	64,853
Alam Sutera Realty Tbk PT	274,100	6,820
Kalbe Farma Tbk PT	741,731	71,025
Media Nusantara Citra Tbk PT	396,000	53,288
Mitra Keluarga Karyasehat Tbk PT	170,500	29,684
Pakuwon Jati Tbk PT	541,800	19,495
Pembangunan Perumahan Persero Tbk PT	25,264	7,102
Sawit Sumbermas Sarana Tbk PT	239,000	33,809
Summarecon Agung Tbk PT	231,000	27,650
Surya Citra Media Tbk PT	337,600	75,920
Telekomunikasi Indonesia Persero Tbk PT	4,614,900	1,039,482
Unilever Indonesia Tbk PT	141,900	380,871
Waskita Karya Persero Tbk PT	34,629	4,195
Wijaya Karya Beton Tbk PT	106,500	6,374

Total Indonesia		1,867,399

Malaysia - 3.8%
Berjaya Auto Bhd	97,000	48,348
Bursa Malaysia Bhd	28,400	55,232
Carlsberg Brewery Malaysia Bhd	18,200	49,596
Datasonic Group Bhd	50,000	16,304
DiGi.Com Bhd	489,600	615,777
Globetronics Technology Bhd	19,400	29,370
HAP Seng Consolidated Bhd	80,700	121,797
Hartalega Holdings Bhd	35,800	49,529
Inari Amertron Bhd	25,100	26,775
Kossan Rubber Industries	9,200	19,928
KSL Holdings Bhd	67,200	20,817
Mah Sing Group Bhd	29,100	9,828
Padini Holdings Bhd	85,200	37,108
Sunway Bhd	105,700	75,825
VS Industry Bhd	33,700	12,323
Westports Holdings Bhd	152,900	146,721

Total Malaysia		1,335,278

Mexico - 1.7%
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	8,484	119,804
Grupo Carso S.A.B. de C.V. Series A1	32,039	131,672
Grupo Lala S.A.B. de C.V.	32,638	75,722
Industrias Bachoco S.A.B. de C.V. Series B	16,800	68,227
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	81,426	190,327

Total Mexico		585,752

Philippines - 1.7%
D&L Industries, Inc.	89,800	17,462
DMCI Holdings, Inc.	710,940	208,500
Jollibee Foods Corp.	9,570	44,540
Semirara Mining and Power Corp.	41,210	119,545
Universal Robina Corp.	54,070	213,729

Total Philippines		603,776

Poland - 0.1%
CCC S.A.	1,247	43,751

Russia - 2.4%
MegaFon PJSC GDR Reg S	17,058	198,726
NovaTek OAO GDR Reg S	7,787	639,702

Total Russia		838,428

South Africa - 11.4%
Assore Ltd.	8,300	33,263
Astral Foods Ltd.	3,856	28,866
AVI Ltd.	20,732	103,530
Capitec Bank Holdings Ltd.	3,001	104,303
Cashbuild Ltd.	886	17,153
Clicks Group Ltd.	9,903	56,879
Discovery Ltd.	11,061	94,902
EOH Holdings Ltd.	2,462	21,449
Famous Brands Ltd.	4,072	34,162
Foschini Group Ltd. (The)	11,163	87,731
Hosken Consolidated Investments Ltd.	1,726	12,865
Hyprop Investments Ltd.	15,652	104,394
Life Healthcare Group Holdings Ltd.	29,121	65,908
Massmart Holdings Ltd.	10,212	65,903
Mr. Price Group Ltd.	10,783	139,176
Naspers Ltd. Class N	1,578	215,892
Netcare Ltd.	46,223	101,124
Oceana Group Ltd.	3,674	27,741
Pick n Pay Stores Ltd.(b)	18,341	76,936
PPC Ltd.	30,844	30,654
Rand Merchant Insurance Holdings Ltd.	54,153	135,282
Resilient REIT Ltd.	18,395	137,112
RMB Holdings Ltd.	69,031	247,737
Santam Ltd.	6,303	77,082
Shoprite Holdings Ltd.	20,037	185,247
SPAR Group Ltd. (The)	9,320	110,730
Tiger Brands Ltd.	8,138	166,190
Truworths International Ltd.	25,233	148,429
Tsogo Sun Holdings Ltd.	53,367	83,346
Vodacom Group Ltd.	110,713	1,088,946
Woolworths Holdings Ltd.	36,836	238,077

Total South Africa		4,041,009

South Korea - 2.3%
Amorepacific Corp.	200	70,701
Bluecom Co., Ltd.	952	9,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2015

Investments	Shares	Value
Coway Co., Ltd.	2,462	$176,584
Cuckoo Electronics Co., Ltd.	84	16,441
e-LITECOM Co., Ltd.	535	7,574
Grand Korea Leisure Co., Ltd.	2,529	52,195
Hana Tour Service, Inc.	164	16,085
Hancom, Inc.	985	19,657
Hansae Co., Ltd.	150	6,780
Hanssem Co., Ltd.	146	28,825
KH Vatec Co., Ltd.	889	12,813
LEENO Industrial, Inc.	431	17,239
LG Household & Health Care Ltd.	138	123,577
Loen Entertainment, Inc.	266	19,056
Medy-Tox, Inc.	38	16,619
Modetour Network, Inc.	232	6,668
NAVER Corp.	52	29,181
Partron Co., Ltd.	2,246	18,906
Samlip General Foods Co., Ltd.	37	8,725
Seowonintech Co., Ltd.	1,635	16,175
Silicon Works Co., Ltd.	358	11,755
SK Holdings Co., Ltd.	523	107,272
Soulbrain Co., Ltd.	277	9,603
Youngone Corp.	282	10,125

Total South Korea		812,258

Taiwan - 16.3%
Advantech Co., Ltd.	24,000	154,535
Aerospace Industrial Development Corp.	9,000	11,015
Aten International Co., Ltd.	14,000	30,006
BenQ Materials Corp.	35,000	22,217
Catcher Technology Co., Ltd.	19,000	159,649
Chimei Materials Technology Corp.	84,000	52,041
Chong Hong Construction Co., Ltd.	40,500	59,060
Cub Elecparts, Inc.	2,000	23,929
Eclat Textile Co., Ltd.	7,000	96,645
Elite Advanced Laser Corp.	11,000	43,200
Ennoconn Corp.	1,000	11,325
Feng TAY Enterprise Co., Ltd.	17,000	86,949
FLEXium Interconnect, Inc.	5,000	11,980
Flytech Technology Co., Ltd.	12,000	34,706
Formosan Rubber Group, Inc.	92,000	46,354
Grape King Bio Ltd.	4,000	22,285
Highwealth Construction Corp.	109,000	125,768
Hiwin Technologies Corp.	5,000	19,713
Holiday Entertainment Co., Ltd.	15,000	24,431
Holtek Semiconductor, Inc.	21,000	32,478
Hota Industrial Manufacturing Co., Ltd.	6,000	22,102
Hotai Motor Co., Ltd.	21,000	242,945
Huaku Development Co., Ltd.	34,000	60,968
Iron Force Industrial Co., Ltd.	2,000	9,620
KEE TAI Properties Co., Ltd.	69,000	33,190
Kenda Rubber Industrial Co., Ltd.	52,000	76,622
King Slide Works Co., Ltd.	3,000	38,908
Kung Long Batteries Industrial Co., Ltd.	3,000	12,056
Largan Precision Co., Ltd.	3,000	207,325
Makalot Industrial Co., Ltd.	12,454	88,342
Nan Liu Enterprise Co., Ltd.	2,000	10,564
Nanya Technology Corp.(b)	183,000	254,608
Posiflex Technology, Inc.	4,000	18,754
President Chain Store Corp.	53,000	331,583
Ruentex Development Co., Ltd.	106,364	138,755
Ruentex Industries Ltd.	131,000	244,875
San Shing Fastech Corp.	13,000	25,527
Siliconware Precision Industries Co., Ltd.	338,000	538,174
Standard Foods Corp.	23,000	57,488
Swancor Ind Co., Ltd.	3,000	15,161
Taiwan Secom Co., Ltd.	24,000	71,239
Taiwan Semiconductor Manufacturing Co., Ltd.	471,291	2,051,774
Test Research, Inc.	22,000	32,819
Tong Hsing Electronic Industries Ltd.	16,000	37,361
Voltronic Power Technology Corp.	3,000	44,707
WUS Printed Circuit Co., Ltd.	19,000	15,300
Zeng Hsing Industrial Co., Ltd.	3,000	12,604

Total Taiwan		5,761,657

Thailand - 8.4%
Advanced Info Service PCL NVDR	230,216	972,428
Airports of Thailand PCL NVDR	34,000	326,914
Amata Corp. PCL NVDR	64,200	21,944
Asia Plus Group Holdings PCL NVDR	347,900	33,838
Bangkok Airways Co., Ltd. NVDR	73,700	47,311
Beauty Community PCL NVDR	188,600	30,136
BEC World PCL NVDR	92,911	78,749
Bumrungrad Hospital PCL NVDR	14,462	84,799
Central Pattana PCL NVDR	101,316	132,329
Central Plaza Hotel PCL NVDR	23,900	29,223
CH Karnchang PCL NVDR	48,600	39,166
Chularat Hospital PCL NVDR	267,400	19,766
CP ALL PCL NVDR	212,317	231,581
Delta Electronics Thailand PCL NVDR	62,900	133,718
Dynasty Ceramic PCL NVDR	365,720	42,685
Energy Earth PCL NVDR	206,400	28,564
Intouch Holdings PCL NVDR	241,742	349,329
Jasmine International PCL NVDR	108,900	9,805
KCE Electronics PCL NVDR	16,700	32,486
MK Restaurants Group PCL NVDR	60,700	97,835
Robinson Department Store PCL NVDR	45,300	54,760
STP & I PCL NVDR	24,910	6,507
Tipco Asphalt PCL NVDR	28,900	32,526
TTW PCL NVDR	288,900	85,101
VGI Global Media PCL NVDR	356,780	36,684

Total Thailand		2,958,184

Turkey - 2.9%
Aselsan Elektronik Sanayi ve Ticaret AS	6,040	34,909
Aslan Cimento AS	1,048	15,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

December 31, 2015

Investments	Shares	Value
BIM Birlesik Magazalar AS	6,501	$114,369
Celebi Hava Servisi AS	1,620	19,870
Cimsa Cimento Sanayi ve Ticaret AS	15,792	82,778
Dogus Otomotiv Servis ve Ticaret AS	19,634	74,127
EGE Endustri VE Ticaret AS	191	20,560
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	188,237	167,674
Ford Otomotiv Sanayi AS	17,372	180,216
Koza Altin Isletmeleri AS	8,932	37,578
Saf Gayrimenkul Yatirim Ortakligi AS	139,083	37,644
Soda Sanayii AS	19,164	27,773
TAV Havalimanlari Holding AS	18,621	116,044
Turk Traktor ve Ziraat Makineleri AS	2,829	67,409
Ulker Biskuvi Sanayi AS	5,330	32,139

Total Turkey		1,028,192

TOTAL COMMON STOCKS (Cost: $37,120,980)		33,863,263

WARRANTS - 0.0%

Malaysia - 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	8,425	0

EXCHANGE-TRADED NOTE - 4.1%

United States - 4.1%
iPath MSCI India Index ETN* (Cost: $1,463,436)	22,476	1,440,262

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.6%

United States - 3.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $1,298,108)(d)	1,298,108	1,298,108

TOTAL INVESTMENTS IN SECURITIES - 103.4% (Cost: $39,882,524)		36,601,633
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.4)%		(1,214,879)

NET ASSETS - 100.0%		$35,386,754

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $2,840,072 and the total market value of the collateral held by the Fund was $3,059,002. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,760,894.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.9%

Brazil - 7.5%
AES Tiete S.A.	393,579	$1,437,527
Aliansce Shopping Centers S.A.	449,549	1,236,295
Arezzo Industria e Comercio S.A.	132,919	705,542
Arteris S.A.	455,293	1,110,541
BR Malls Participacoes S.A.	771,270	2,163,942
Cia Hering	402,404	1,547,062
Cia Siderurgica Nacional S.A.	4,338,332	4,386,307
CVC Brasil Operadora e Agencia de Viagens S.A.	293,597	1,001,848
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	718,992	1,363,018
Duratex S.A.	791,374	1,180,185
EcoRodovias Infraestrutura e Logistica S.A.	2,406,070	3,095,582
EDP - Energias do Brasil S.A.	728,619	2,217,396
Equatorial Energia S.A.	201,972	1,747,999
Estacio Participacoes S.A.	261,817	923,184
Even Construtora e Incorporadora S.A.	694,295	723,032
Ez Tec Empreendimentos e Participacoes S.A.	475,704	1,534,277
Fleury S.A.	310,821	1,257,033
GAEC Educacao S.A.	146,390	510,630
Grendene S.A.	559,774	2,382,709
Guararapes Confeccoes S.A.	57,231	665,435
Iguatemi Empresa de Shopping Centers S.A.	131,571	628,880
Light S.A.	530,233	1,326,839
Localiza Rent a Car S.A.	208,323	1,306,939
M. Dias Branco S.A.	34,015	571,753
Mahle-Metal Leve S.A.	340,820	2,132,144
MRV Engenharia e Participacoes S.A.	978,610	2,147,067
Multiplan Empreendimentos Imobiliarios S.A.	166,766	1,601,797
Multiplus S.A.	459,797	4,339,670
Odontoprev S.A.	936,195	2,236,219
Qualicorp S.A.	300,321	1,072,616
Santos Brasil Participacoes S.A.	218,887	697,119
Sao Martinho S.A.	71,466	827,154
Smiles S.A.	383,034	3,369,247
Sul America S.A.	364,594	1,715,032
TOTVS S.A.	241,799	1,896,499
Transmissora Alianca de Energia Eletrica S.A.	1,288,436	5,454,990
Tupy S.A.	272,045	1,285,875
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	67,971	730,178
Via Varejo S.A.	1,814,132	1,499,453

Total Brazil		66,029,015

Chile - 1.2%
CAP S.A.	462,501	1,118,527
E.CL S.A.	670,337	918,369
Forus S.A.	376,737	930,412
Inversiones Aguas Metropolitanas S.A.	874,811	1,233,748
Inversiones La Construccion S.A.	84,564	866,859
Parque Arauco S.A.	885,129	1,395,146
Ripley Corp. S.A.	3,198,414	1,312,902
SONDA S.A.	915,415	1,622,194
Vina Concha y Toro S.A.	694,674	1,040,638

Total Chile		10,438,795

China - 21.8%
361 Degrees International Ltd.	3,530,000	1,329,987
Anhui Expressway Co., Ltd. Class H	1,023,666	871,750
BAIC Motor Corp. Ltd. Class H(a)(b)	4,437,000	4,442,639
Bank of Chongqing Co., Ltd. Class H	3,061,500	2,761,222
Baoxin Auto Group Ltd.(a)	1,918,500	1,200,586
BBMG Corp. Class H(a)	717,169	487,666
Beijing Capital International Airport Co., Ltd. Class H	1,902,000	2,054,120
Beijing Capital Land Ltd. Class H	4,148,000	1,900,015
Beijing Jingneng Clean Energy Co., Ltd. Class H(a)	2,478,000	879,273
Boer Power Holdings Ltd.(a)	1,088,000	1,959,766
Cabbeen Fashion Ltd.	1,349,000	725,835
CECEP COSTIN New Materials Group Ltd.	3,372,000	400,281
Central China Securities Co., Ltd. Class H	4,525,000	2,475,565
China Aoyuan Property Group Ltd.	8,655,000	1,820,307
China Coal Energy Co., Ltd. Class H(a)	1,349,000	516,962
China Communications Services Corp., Ltd. Class H	4,310,000	1,618,304
China Creative Home Group Ltd.	4,384,000	395,967
China Harmony New Energy Auto Holding Ltd.	1,407,000	993,050
China Lilang Ltd.	2,612,000	1,927,787
China Machinery Engineering Corp. Class H	1,555,000	1,141,649
China National Building Material Co., Ltd. Class H	5,076,000	2,436,433
China Oilfield Services Ltd. Class H	4,832,000	4,158,557
China Power New Energy Development Co., Ltd.	11,700,000	1,147,333
China Shineway Pharmaceutical Group Ltd.	1,595,000	2,033,328
China Silver Group Ltd.(a)	2,024,000	530,147
China Singyes Solar Technologies Holdings Ltd.*(a)	718,000	516,024
China South City Holdings Ltd.(a)	23,760,000	5,365,057
China Southern Airlines Co., Ltd. Class H	1,166,000	899,683
China XLX Fertiliser Ltd.	1,323,000	534,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
China Yongda Automobiles Services Holdings Ltd.(a)	2,382,500	$1,798,368
China ZhengTong Auto Services Holdings Ltd.	2,884,000	1,328,475
Chongqing Rural Commercial Bank Co., Ltd. Class H	5,930,000	3,588,537
CIFI Holdings Group Co., Ltd.	26,370,000	5,886,351
CIMC Enric Holdings Ltd.	3,410,000	2,001,961
CITIC Telecom International Holdings Ltd.	6,186,000	2,362,607
Colour Life Services Group Co., Ltd.	725,000	620,214
CPMC Holdings Ltd.	1,063,000	656,990
Dah Chong Hong Holdings Ltd.	3,342,000	1,686,060
Datang International Power Generation Co., Ltd. Class H	7,119,049	2,167,823
Dongyue Group Ltd.	4,605,000	1,170,539
Fantasia Holdings Group Co., Ltd.	15,397,500	1,827,797
Fu Shou Yuan International Group Ltd.	1,026,000	798,279
Fufeng Group Ltd.(a)	2,621,000	1,183,655
Fuguiniao Co., Ltd. Class H(a)	1,501,882	912,739
Future Land Development Holdings Ltd.	12,456,565	2,153,739
Goldpac Group Ltd.	1,140,000	498,648
Greatview Aseptic Packaging Co., Ltd.	3,205,000	1,451,527
Guangshen Railway Co., Ltd. Class H(a)	1,408,665	703,410
Guangzhou Automobile Group Co., Ltd. Class H	2,706,000	2,412,658
Guangzhou R&F Properties Co., Ltd. Class H	2,118,400	2,610,365
Guotai Junan International Holdings Ltd.(a)	9,922,000	3,482,235
Hilong Holding Ltd.(a)	2,487,000	433,211
Honworld Group Ltd.(b)	767,000	593,795
HOSA International Ltd.	3,042,000	1,079,398
Huadian Fuxin Energy Corp., Ltd. Class H	2,238,000	641,066
Huadian Power International Corp., Ltd. Class H	3,764,000	2,452,624
Huaneng Renewables Corp., Ltd. Class H	1,726,000	516,676
Huishang Bank Corp., Ltd. Class H	7,196,000	3,259,029
Jiangnan Group Ltd.	7,060,000	1,384,644
Jiangsu Expressway Co., Ltd. Class H	2,427,933	3,276,863
Jiangxi Copper Co., Ltd. Class H	1,280,000	1,517,803
KWG Property Holding Ltd.	9,021,000	6,692,870
Lonking Holdings Ltd.	8,343,000	1,216,440
Maoye International Holdings Ltd.(a)	8,002,000	939,572
Minth Group Ltd.	1,672,000	3,322,362
Pacific Online Ltd.	3,273,000	992,439
Parkson Retail Group Ltd.(a)	7,019,500	914,782
Poly Property Group Co., Ltd.	6,010,000	1,961,936
Powerlong Real Estate Holdings Ltd.	8,826,000	1,867,659
Redco Properties Group Ltd.(b)	920,000	676,632
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,288,000	885,794
Shanghai Electric Group Co., Ltd. Class H(a)	2,348,000	1,245,173
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	291,000	844,822
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,863,587	786,298
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	712,500	1,542,648
Shenzhen Expressway Co., Ltd. Class H	1,499,697	1,325,513
Shougang Fushan Resources Group Ltd.	9,446,000	1,218,815
Shui On Land Ltd.	11,649,500	3,201,672
Sichuan Expressway Co., Ltd. Class H(a)	1,720,768	615,024
Sinofert Holdings Ltd.	3,596,000	612,468
Sinopec Engineering Group Co., Ltd. Class H	3,442,500	2,940,504
Sinopec Kantons Holdings Ltd.	1,534,000	912,465
Sinotrans Ltd. Class H	2,801,000	1,507,090
SITC International Holdings Co., Ltd.	3,419,000	1,813,138
SSY Group Ltd.(a)	2,200,000	567,731
Sunac China Holdings Ltd.	7,190,000	5,566,344
TCL Communication Technology Holdings Ltd.(a)	3,723,000	2,742,957
TCL Multimedia Technology Holdings Ltd.(a)	1,240,000	787,185
Tenwow International Holdings Ltd.	2,898,000	949,778
Times Property Holdings Ltd.	4,723,000	1,645,400
Tong Ren Tang Technologies Co., Ltd. Class H	521,888	856,553
Travelsky Technology Ltd. Class H	773,000	1,272,682
Trigiant Group Ltd.(a)	6,132,000	1,242,200
Universal Health International Group Holding Ltd.(a)	1,694,000	655,729
Weichai Power Co., Ltd. Class H	1,495,538	1,655,673
Wisdom Sports Group(a)	2,264,000	1,527,805
Xiamen International Port Co., Ltd. Class H	1,776,000	433,106
Xingda International Holdings Ltd.	3,207,000	653,802
Xinhua Winshare Publishing and Media Co., Ltd. Class H	1,253,000	1,144,654
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	761,600	1,464,209
Xinyi Glass Holdings Ltd.	7,066,000	4,157,463
XTEP International Holdings Ltd.	4,499,000	2,397,485
Yanzhou Coal Mining Co., Ltd. Class H(a)	650,000	303,607
Yashili International Holdings Ltd.(a)	2,305,000	574,008
Yingde Gases Group Co., Ltd.	7,547,000	3,486,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
Yuexiu Transport Infrastructure Ltd.(a)	4,172,000	$2,616,197
Yuzhou Properties Co., Ltd.	12,886,000	3,491,623
Zhejiang Expressway Co., Ltd. Class H	2,802,000	3,369,566
Zhongsheng Group Holdings Ltd.	2,799,500	1,694,116
Zijin Mining Group Co., Ltd. Class H(a)	11,208,000	2,935,716
ZTE Corp. Class H	488,400	1,114,161

Total China		191,323,716

Hong Kong - 2.6%
Ajisen China Holdings Ltd.	2,575,000	1,142,946
AMVIG Holdings Ltd.	1,730,000	718,773
C C Land Holdings Ltd.	3,459,000	1,080,080
China All Access Holdings Ltd.	2,698,000	905,118
China Water Affairs Group Ltd.	1,312,000	629,748
Concord New Energy Group Ltd.	8,360,000	501,590
Dawnrays Pharmaceutical Holdings Ltd.	772,000	599,658
Digital China Holdings Ltd.	1,391,000	1,595,581
EVA Precision Industrial Holdings Ltd.	2,994,000	533,115
Hang Fat Ginseng Holdings Co., Ltd.(a)	13,660,000	1,233,782
Hengdeli Holdings Ltd.	6,340,000	924,395
Hua Han Bio-Pharmaceutical Holdings Ltd.(a)	7,684,000	1,070,782
Ju Teng International Holdings Ltd.	2,058,000	979,855
Kingboard Chemical Holdings Ltd.	2,167,000	3,461,541
NewOcean Energy Holdings Ltd.(a)	1,626,000	637,799
Skyworth Digital Holdings Ltd.	4,174,000	2,725,165
Tibet 5100 Water Resources Holdings Ltd.	1,498,000	562,464
Victory City International Holdings Ltd.	6,558,000	668,480
Vinda International Holdings Ltd.(a)	557,000	1,103,917
Wasion Group Holdings Ltd.	1,316,000	1,372,009

Total Hong Kong		22,446,798

Indonesia - 2.9%
Ace Hardware Indonesia Tbk PT	14,330,400	857,641
Adaro Energy Tbk PT	65,692,400	2,454,232
AKR Corporindo Tbk PT	3,871,445	2,015,061
Astra Agro Lestari Tbk PT	2,429,400	2,793,325
Bank Tabungan Negara Persero Tbk PT	11,105,716	1,043,301
Bumi Serpong Damai Tbk PT	8,913,800	1,163,935
Ciputra Development Tbk PT	3,798,412	402,298
Global Mediacom Tbk PT	14,384,400	1,147,830
Lippo Karawaci Tbk PT	25,882,700	1,943,315
Media Nusantara Citra Tbk PT	13,121,640	1,765,734
Pakuwon Jati Tbk PT	25,731,400	925,845
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,299,052	1,177,711
Sawit Sumbermas Sarana Tbk PT	6,114,400	864,932
Summarecon Agung Tbk PT	9,889,972	1,183,783
Tambang Batubara Bukit Asam Persero Tbk PT	4,863,400	1,596,437
Timah Persero Tbk PT	13,901,822	509,280
Vale Indonesia Tbk PT*	25,887,500	3,070,443
Wijaya Karya Persero Tbk PT	2,647,652	507,059

Total Indonesia		25,422,162

Malaysia - 4.9%
Aeon Co. M Bhd	1,328,052	844,435
AirAsia Bhd	2,922,800	878,167
Alliance Financial Group Bhd	2,880,447	2,388,353
Berjaya Auto Bhd	2,530,280	1,261,162
Berjaya Sports Toto Bhd	2,145,700	1,524,254
Bumi Armada Bhd*	4,393,200	1,043,686
Bursa Malaysia Bhd	964,100	1,874,982
Cahya Mata Sarawak Bhd	886,200	1,058,858
Dialog Group Bhd	3,123,176	1,163,871
Eastern & Oriental Bhd*	71,600	23,847
Felda Global Ventures Holdings Bhd	9,828,700	3,914,540
Globetronics Technology Bhd	742,200	1,123,629
Hartalega Holdings Bhd	1,162,344	1,608,087
Inari Amertron Bhd	946,300	1,009,445
IOI Properties Group Bhd	3,133,600	1,642,157
JCY International Bhd	6,545,291	1,303,418
KPJ Healthcare Bhd	1,071,341	1,053,001
KSL Holdings Bhd	1,711,600	530,203
Kulim Malaysia Bhd	1,881,000	1,651,653
Lafarge Malaysia Bhd	1,019,500	2,108,573
Mah Sing Group Bhd	4,679,577	1,580,386
Malaysian Resources Corp. Bhd	2,411,443	718,912
Media Prima Bhd	2,980,736	881,690
MMC Corp. Bhd	1,891,000	863,249
Pharmaniaga Bhd	276,900	410,174
Press Metal Bhd	2,458,100	1,196,560
SP Setia Bhd Group	1,792,200	1,335,749
Sunway Bhd	2,640,300	1,894,055
Supermax Corp. Bhd	1,150,367	868,100
Syarikat Takaful Malaysia Bhd	680,400	618,041
Top Glove Corp. Bhd	662,990	2,096,985
UEM Sunrise Bhd	5,344,300	1,394,111
Unisem M Bhd	1,463,700	811,367
VS Industry Bhd	1,799,900	658,168

Total Malaysia		43,333,868

Mexico - 1.3%
Banregio Grupo Financiero S.A.B. de C.V.	168,870	863,751
Bolsa Mexicana de Valores S.A.B. de C.V.	1,072,659	1,419,766
Controladora Comercial Mexicana S.A.B. de C.V.	161,557	442,545
Corp. Inmobiliaria Vesta S.A.B. de C.V.(a)	553,496	841,245
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	510,789	2,472,740
Grupo Financiero Interacciones S.A. de C.V.	163,895	991,940
Grupo Herdez S.A.B. de C.V.	471,987	1,223,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
Megacable Holdings S.A.B. de C.V. Series CPO	225,328	$837,455
Mexico Real Estate Management S.A. de C.V.*	2,104,849	2,662,877

Total Mexico		11,755,796

Philippines - 1.8%
Cebu Air, Inc.	506,470	886,363
D&L Industries, Inc.	3,072,900	597,536
Filinvest Land, Inc.	33,902,000	1,304,062
First Gen Corp.	4,609,300	2,213,796
First Philippine Holdings Corp.	687,066	949,817
Lopez Holdings Corp.	4,189,612	587,641
Manila Water Co., Inc.	2,856,145	1,505,311
Nickel Asia Corp.	11,872,648	1,576,964
Petron Corp.	3,306,300	491,149
Premium Leisure Corp.	29,230,000	397,560
Puregold Price Club, Inc.	1,172,500	864,643
Robinsons Land Corp.	2,070,160	1,209,848
Robinsons Retail Holdings, Inc.	449,610	601,964
Security Bank Corp.	390,884	1,179,588
Vista Land & Lifescapes, Inc.	9,985,900	1,099,287

Total Philippines		15,465,529

Poland - 2.2%
Asseco Poland S.A.	205,924	2,961,922
CCC S.A.	31,249	1,096,380
Enea S.A.	689,387	1,972,695
Energa S.A.	1,479,024	4,734,135
Eurocash S.A.	102,079	1,253,708
Lubelski Wegiel Bogdanka S.A.	89,676	754,160
PKP Cargo S.A.	73,068	1,266,355
Synthos S.A.	1,878,159	1,812,073
Tauron Polska Energia S.A.	3,315,124	2,417,746
Warsaw Stock Exchange	106,001	965,000

Total Poland		19,234,174

Russia - 0.1%
TMK PAO GDR Reg S	367,130	1,174,816

South Africa - 6.8%
Adcock Ingram Holdings Ltd.	153,997	496,710
Adcorp Holdings Ltd.	295,053	373,779
Aeci Ltd.	217,731	1,245,783
African Rainbow Minerals Ltd.	459,370	1,288,092
Alexander Forbes Group Holdings Ltd.	993,052	380,033
Assore Ltd.	222,583	892,027
Astral Foods Ltd.	92,665	693,694
AVI Ltd.	559,084	2,791,902
Barloworld Ltd.	351,590	1,406,088
Blue Label Telecoms Ltd.	882,853	692,244
Cashbuild Ltd.	32,847	635,933
Clicks Group Ltd.	244,440	1,403,966
Coronation Fund Managers Ltd.	1,179,331	4,026,111
DataTec Ltd.	286,813	953,236
Exxaro Resources Ltd.(a)	625,711	1,778,343
Famous Brands Ltd.	126,042	1,057,433
Foschini Group Ltd. (The)	353,397	2,777,367
Grindrod Ltd.	757,769	552,109
Hosken Consolidated Investments Ltd.	54,528	406,440
Hudaco Industries Ltd.	87,620	536,899
Investec Ltd.	375,527	2,653,687
Invicta Holdings Ltd.(a)	153,517	444,932
JSE Ltd.	151,938	1,255,078
KAP Industrial Holdings Ltd.	2,625,914	1,169,295
Lewis Group Ltd.(a)	343,187	1,216,342
Massmart Holdings Ltd.	304,458	1,964,816
Mondi Ltd.	96,791	1,919,330
Mpact Ltd.	198,341	600,828
Murray & Roberts Holdings Ltd.	869,734	449,025
Nampak Ltd.	1,798,371	2,884,032
Omnia Holdings Ltd.	94,632	813,033
Peregrine Holdings Ltd.	543,940	1,028,521
Pick n Pay Holdings Ltd.	568,942	1,028,065
Pick n Pay Stores Ltd.(a)	420,116	1,762,288
PPC Ltd.(a)	1,452,042	1,443,093
Raubex Group Ltd.	423,542	460,565
Reunert Ltd.(a)	460,702	2,030,056
Santam Ltd.	166,255	2,033,192
Sibanye Gold Ltd.	1,303,480	1,922,140
SPAR Group Ltd. (The)	218,297	2,593,558
Sun International Ltd.	139,964	841,383
Tongaat Hulett Ltd.	168,291	1,010,908
Trencor Ltd.	370,952	1,065,300
Tsogo Sun Holdings Ltd.	1,478,014	2,308,279
Wilson Bayly Holmes-Ovcon Ltd.	88,252	645,053

Total South Africa		59,930,988

South Korea - 6.9%
Binggrae Co., Ltd.	13,902	812,150
CJ O Shopping Co., Ltd.	4,785	778,626
CS Wind Corp.(a)	30,203	641,384
Daeduck Electronics Co.	135,667	880,496
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(a)	217,546	940,649
Daishin Securities Co., Ltd.	84,582	854,801
DGB Financial Group, Inc.	255,066	2,186,187
Doosan Heavy Industries & Construction Co., Ltd.(a)	163,441	2,871,421
Grand Korea Leisure Co., Ltd.(a)	82,660	1,706,001
Green Cross Corp.	5,429	847,305
Green Cross Holdings Corp.	22,603	808,661
Hana Tour Service, Inc.	7,327	718,609
Hankook Tire Worldwide Co., Ltd.(a)	86,210	1,286,662
Hanwha Corp.	45,931	1,543,373
Hite Jinro Co., Ltd.(a)	143,852	2,870,783
Hitejinro Holdings Co., Ltd.(a)	52,774	612,107
Huchems Fine Chemical Corp.	74,390	970,677
Huvis Corp.(a)	92,705	614,317
Hyundai Securities Co., Ltd.	109,759	607,510
iMarketKorea, Inc.	37,762	814,787
KB Insurance Co., Ltd.	64,732	1,612,020
KEPCO Engineering & Construction Co., Inc.(a)	40,086	1,182,871
Kolon Industries, Inc.	13,109	702,098
Korean Reinsurance Co.	109,017	1,315,586
KT Skylife Co., Ltd.	50,583	746,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
Kumho Petrochemical Co., Ltd.	36,401	$1,617,408
LF Corp.	32,252	742,658
LG Hausys Ltd.(a)	5,150	643,448
LG International Corp.	22,722	654,986
Loen Entertainment, Inc.(a)	13,618	975,576
LS Corp.	53,792	1,851,100
LS Industrial Systems Co., Ltd.	44,681	1,752,869
Mando Corp.	7,735	1,091,759
Medy-Tox, Inc.	1,861	813,885
Meritz Fire & Marine Insurance Co., Ltd.	137,520	1,894,118
Meritz Securities Co., Ltd.	480,824	1,638,218
Moorim P&P Co., Ltd.(a)	155,027	659,085
NH Investment & Securities Co., Ltd.(a)	223,473	1,924,931
NongShim Co., Ltd.	4,252	1,593,752
Partron Co., Ltd.	77,752	654,482
Poongsan Corp.	37,442	879,730
S&T Motiv Co., Ltd.	15,222	1,113,852
Samyang Holdings Corp.	4,472	606,412
Seah Besteel Corp.	55,178	1,298,804
Seowonintech Co., Ltd.	49,526	489,959
Shinsegae Co., Ltd.	2,998	588,069
Silicon Works Co., Ltd.	21,147	694,350
SK Gas Ltd.(a)	12,760	794,405
SK Networks Co., Ltd.	179,828	841,973
SKC Co., Ltd.	33,676	970,747
Sungwoo Hitech Co., Ltd.	87,689	672,316
Tongyang Life Insurance Co., Ltd.	196,422	1,951,573
Youlchon Chemical Co., Ltd.(a)	80,163	806,723
Yuhan Corp.	5,781	1,343,501

Total South Korea		60,486,080

Taiwan - 27.7%
AcBel Polytech, Inc.(a)	1,688,303	1,195,027
Accton Technology Corp.	1,762,633	1,714,498
Aerospace Industrial Development Corp.	1,000	1,224
Alpha Networks, Inc.(a)	1,961,309	1,021,049
Asia Vital Components Co., Ltd.	780,000	682,711
Aten International Co., Ltd.	458,000	981,618
BenQ Materials Corp.	1,031,000	654,439
Capital Securities Corp.	6,064,723	1,829,738
Cathay Real Estate Development Co., Ltd.	1,658,000	676,384
CHC Healthcare Group(a)	344,185	623,467
Cheng Uei Precision Industry Co., Ltd.(a)	890,820	1,233,973
Chicony Electronics Co., Ltd.(a)	1,554,347	3,416,563
Chicony Power Technology Co., Ltd.	676,000	864,371
Chimei Materials Technology Corp.	2,479,000	1,535,837
Chin-Poon Industrial Co., Ltd.(a)	882,650	1,421,505
China Bills Finance Corp.	2,772,000	966,280
China Metal Products	1,028,000	821,536
China Steel Chemical Corp.(a)	789,726	2,560,533
China Synthetic Rubber Corp.	2,218,580	1,560,240
ChipMOS TECHNOLOGIES, Inc.(a)	2,120,000	2,004,019
Chong Hong Construction Co., Ltd.(a)	1,014,000	1,478,692
Chroma ATE, Inc.(a)	754,132	1,467,076
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,568,396	806,950
Cleanaway Co., Ltd.	267,161	1,419,295
Clevo Co.(a)	1,947,000	1,870,121
Compeq Manufacturing Co., Ltd.	1,576,000	1,057,960
Coxon Precise Industrial Co., Ltd.	445,000	673,996
CTCI Corp.(a)	1,643,190	1,793,417
Cub Elecparts, Inc.(a)	77,742	930,149
Cyberlink Corp.	552,011	1,154,539
Darwin Precisions Corp.	2,297,000	716,785
Depo Auto Parts Ind Co., Ltd.	291,646	1,007,758
Elan Microelectronics Corp.(a)	1,603,156	2,235,350
Elite Advanced Laser Corp.(a)	129,000	506,622
Elite Material Co., Ltd.	542,163	949,078
Elite Semiconductor Memory Technology, Inc.(a)	1,051,000	974,304
Elitegroup Computer Systems Co., Ltd.	2,349,000	1,448,146
Epistar Corp.(a)	1,535,245	1,191,852
Eternal Materials Co., Ltd.	1,278,767	1,232,167
Everlight Electronics Co., Ltd.	1,529,165	2,222,962
Far Eastern Department Stores Ltd.	3,381,841	1,878,972
Far Eastern International Bank	4,342,894	1,294,393
Faraday Technology Corp.	610,200	832,251
Farglory Land Development Co., Ltd.(a)	3,557,640	3,709,598
Feng Hsin Steel Co., Ltd.	526,950	615,232
FLEXium Interconnect, Inc.(a)	291,543	698,524
Flytech Technology Co., Ltd.(a)	366,655	1,060,439
Formosa International Hotels Corp.	205,976	1,426,600
Formosan Rubber Group, Inc.	2,517,122	1,268,255
Getac Technology Corp.	1,619,292	988,425
Gigabyte Technology Co., Ltd.(a)	2,163,000	2,400,260
Goldsun Building Materials Co., Ltd.	3,046,000	829,033
Grape King Bio Ltd.(a)	173,988	969,337
Great Wall Enterprise Co., Ltd.(a)	1,803,446	1,136,522
Greatek Electronics, Inc.	2,264,000	2,470,984
Highwealth Construction Corp.(a)	3,110,613	3,589,132
Hiwin Technologies Corp.(a)	191,864	756,428
Holiday Entertainment Co., Ltd.	585,000	952,827
Holtek Semiconductor, Inc.(a)	740,773	1,145,653
Hota Industrial Manufacturing Co., Ltd.(a)	231,000	850,945
HTC Corp.(a)	247,000	586,538
Huaku Development Co., Ltd.	879,296	1,576,720
IEI Integration Corp.(a)	877,620	1,047,362
Inventec Corp.	13,979,992	9,171,883
Johnson Health Tech Co., Ltd.(a)	407,725	655,399
KEE TAI Properties Co., Ltd.	1,407,999	677,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
Kenda Rubber Industrial Co., Ltd.(a)	1,350,601	$1,990,108
Kerry TJ Logistics Co., Ltd.	165,000	194,401
King Slide Works Co., Ltd.(a)	99,004	1,284,005
King Yuan Electronics Co., Ltd.	3,248,960	2,131,552
King’s Town Bank Co., Ltd.(a)	2,946,000	2,098,712
Kingdom Construction Corp.(a)	2,546,187	1,275,148
Kinik Co.	579,495	901,519
Kinsus Interconnect Technology Corp.(a)	1,103,368	2,247,247
Kung Long Batteries Industrial Co., Ltd.	193,000	775,596
Lealea Enterprise Co., Ltd.	2,797,000	804,690
Lextar Electronics Corp.(a)	1,791,000	937,839
Long Chen Paper Co., Ltd.(a)	1,428,000	463,001
Lotes Co., Ltd.(a)	246,233	918,304
Makalot Industrial Co., Ltd.(a)	252,233	1,789,213
Masterlink Securities Corp.	3,559,060	1,015,264
Mercuries & Associates Holding Ltd.	925,362	593,018
Merida Industry Co., Ltd.	439,043	2,365,836
Merry Electronics Co., Ltd.(a)	775,146	1,382,883
Micro-Star International Co., Ltd.(a)	3,529,877	5,045,445
MIN AIK Technology Co., Ltd.	307,000	532,743
Namchow Chemical Industrial Co., Ltd.	414,086	855,982
Nan Ya Printed Circuit Board Corp.(a)	1,105,000	1,128,649
Neo Solar Power Corp.(a)	527,000	389,871
Novatek Microelectronics Corp.	2,136,000	8,388,711
Oriental Union Chemical Corp.(a)	1,656,767	1,056,695
Posiflex Technology, Inc.(a)	140,320	657,877
Powertech Technology, Inc.	1,551,000	3,078,674
President Securities Corp.	1,654,000	672,235
Primax Electronics Ltd.(a)	801,000	1,020,545
Prince Housing & Development Corp.	3,443,460	985,433
Qisda Corp.	4,708,000	1,569,477
Radiant Opto-Electronics Corp.(a)	1,002,252	2,300,661
Realtek Semiconductor Corp.(a)	1,869,770	4,479,888
Richtek Technology Corp.	255,910	1,480,284
Ruentex Development Co., Ltd.	4,208,520	5,490,154
Ruentex Industries Ltd.	3,714,162	6,942,782
Sampo Corp.	1,840,000	666,606
San Fang Chemical Industry Co., Ltd.	705,000	831,697
San Shing Fastech Corp.	461,000	905,242
Senao International Co., Ltd.	429,599	499,610
Sercomm Corp.(a)	384,488	1,014,860
Shin Zu Shing Co., Ltd.	221,580	853,346
Shinkong Synthetic Fibers Corp.(a)	3,663,761	1,068,555
Sinbon Electronics Co., Ltd.(a)	549,307	1,026,805
Sitronix Technology Corp.(a)	282,000	801,005
Standard Foods Corp.	675,073	1,687,323
Sunspring Metal Corp.(a)	514,000	647,840
Swancor Ind Co., Ltd.(a)	121,000	611,502
Syncmold Enterprise Corp.	668,220	978,518
Synnex Technology International Corp.	6,003,000	5,857,343
TA Chen Stainless Pipe(a)	1,482,000	631,656
Taichung Commercial Bank Co., Ltd.(a)	2,868,000	817,258
Taiflex Scientific Co., Ltd.(a)	768,974	889,610
Taiwan Cogeneration Corp.(a)	2,086,970	1,470,860
Taiwan Fertilizer Co., Ltd.	2,162,000	2,833,565
Taiwan FU Hsing Industrial Co., Ltd.	422,000	560,149
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	583,692	838,745
Taiwan Paiho Ltd.(a)	364,000	806,746
Taiwan PCB Techvest Co., Ltd.	1,141,302	1,136,194
Taiwan Secom Co., Ltd.(a)	743,674	2,207,453
Taiwan Shin Kong Security Co., Ltd.	888,000	1,074,619
Taiwan Surface Mounting Technology Corp.	778,781	691,128
Taiwan TEA Corp.(a)	1,796,000	806,497
Teco Electric and Machinery Co., Ltd.	3,321,683	2,659,612
Test Research, Inc.	764,115	1,139,880
Test Rite International Co., Ltd.	1,268,888	807,372
Ton Yi Industrial Corp.	1,842,538	886,294
Tong Hsing Electronic Industries Ltd.(a)	484,918	1,132,317
Tong Yang Industry Co., Ltd.	588,685	725,842
Topco Scientific Co., Ltd.	613,439	1,015,955
Transcend Information, Inc.	1,587,479	4,141,838
Tripod Technology Corp.(a)	1,191,928	2,032,087
TSRC Corp.(a)	2,426,011	1,491,930
Tung Ho Steel Enterprise Corp.	1,306,153	676,001
TXC Corp.(a)	869,549	949,047
U-Ming Marine Transport Corp.(a)	1,963,420	1,592,996
United Integrated Services Co., Ltd.	817,461	1,057,695
Universal Cement Corp.	973,300	666,705
Visual Photonics Epitaxy Co., Ltd.	690,000	992,556
Voltronic Power Technology Corp.(a)	100,300	1,494,713
Wan Hai Lines Ltd.	7,723,000	4,290,947
Wistron Corp.(a)	6,812,148	3,857,459
Wistron NeWeb Corp.	528,508	1,411,092
Wowprime Corp.(a)	136,833	672,772
WPG Holdings Ltd.(a)	4,794,759	4,590,835
WT Microelectronics Co., Ltd.(a)	1,417,112	1,531,570
WUS Printed Circuit Co., Ltd.(a)	922,000	742,439
Yageo Corp.	719,000	1,164,514
YFY, Inc.	2,545,000	825,167
Yieh Phui Enterprise Co., Ltd.	2,312,000	521,567
Yulon Motor Co., Ltd.(a)	1,233,000	1,133,638
YungShin Global Holding Corp.	565,250	830,314
Yungtay Engineering Co., Ltd.(a)	977,790	1,412,492
Zeng Hsing Industrial Co., Ltd.	204,000	857,065
Zinwell Corp.	680,186	1,056,093

Total Taiwan		243,311,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
Thailand - 8.1%
Amata Corp. PCL NVDR(a)	2,792,000	$954,331
AP Thailand PCL	7,116,766	1,058,071
Asia Plus Group Holdings PCL NVDR	8,146,800	792,380
Bangchak Petroleum PCL (The)	2,343,239	2,148,864
Bangkok Airways Co., Ltd. NVDR	2,225,100	1,428,368
Bangkok Expressway PCL	2,241,905	2,772,399
Bangkok Land PCL NVDR(a)	51,379,314	2,056,029
Banpu PCL NVDR	4,943,700	2,198,116
BEC World PCL NVDR	3,093,300	2,621,805
Berli Jucker PCL NVDR(a)	1,044,300	1,015,715
Carabao Group PCL NVDR(a)	1,145,200	1,097,941
Central Plaza Hotel PCL NVDR	684,000	836,349
CH Karnchang PCL NVDR(a)	1,689,225	1,361,332
Dynasty Ceramic PCL NVDR	7,693,900	897,996
Electricity Generating PCL	737,291	3,104,060
GFPT PCL NVDR	2,799,800	770,266
Hana Microelectronics PCL	2,252,847	2,238,135
Ichitan Group PCL NVDR	2,922,600	998,971
IRPC PCL NVDR	17,696,400	2,114,618
Jasmine International PCL	8,625,796	776,645
KCE Electronics PCL NVDR	551,900	1,073,586
Kiatnakin Bank PCL	546,223	550,245
Kiatnakin Bank PCL NVDR	1,149,806	1,158,273
LPN Development PCL NVDR(a)	3,151,318	1,401,170
Major Cineplex Group PCL	1,364,569	1,336,697
MC Group PCL NVDR	2,208,000	736,307
MK Restaurants Group PCL NVDR(a)	1,146,300	1,847,587
Pruksa Real Estate PCL	3,915,341	2,883,327
Pruksa Real Estate PCL NVDR	1,200,100	883,775
Quality Houses PCL NVDR	13,406,244	856,867
Ratchaburi Electricity Generating Holding PCL	1,048,190	1,383,605
Ratchaburi Electricity Generating Holding PCL NVDR	552,600	729,429
Robinson Department Store PCL NVDR	1,165,200	1,408,537
Rojana Industrial Park PCL NVDR(a)	4,000,000	578,019
Samart Corp. PCL(a)	1,523,400	656,182
Sansiri PCL	39,973,924	1,688,491
Siamgas & Petrochemicals PCL NVDR(a)	1,659,400	479,582
Sino-Thai Engineering & Construction PCL NVDR(a)	1,180,900	820,411
SPCG PCL NVDR	1,017,000	604,802
STP & I PCL NVDR	2,464,400	643,750
Supalai PCL	4,484,327	2,268,021
Thai Union Group PCL NVDR	6,409,620	3,063,651
Thaicom PCL NVDR(a)	1,167,200	940,636
Thanachart Capital PCL	2,651,866	2,689,818
Thoresen Thai Agencies PCL NVDR	2,108,900	454,189
TICON Industrial Connection PCL NVDR(a)	2,535,115	838,346
Tipco Asphalt PCL NVDR	967,000	1,088,328
Tisco Financial Group PCL NVDR	1,984,957	2,344,329
TPI Polene PCL NVDR(a)	7,359,210	429,466
TTW PCL	7,486,224	2,205,196
Vanachai Group PCL NVDR	2,109,100	832,270
VGI Global Media PCL NVDR(a)	9,758,000	1,003,324

Total Thailand		71,120,607

Turkey - 3.1%
Albaraka Turk Katilim Bankasi AS	1,451,972	656,629
Anadolu Cam Sanayii AS*	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	203,890	1,178,417
AvivaSA Emeklilik ve Hayat AS Class A	120,596	692,048
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(a)	732,310	1,999,593
Celebi Hava Servisi AS	71,620	878,427
Cimsa Cimento Sanayi ve Ticaret AS	381,804	2,001,337
Dogus Otomotiv Servis ve Ticaret AS(a)	626,567	2,365,578
EGE Endustri VE Ticaret AS	6,194	666,754
Gubre Fabrikalari TAS	386,844	752,787
Is Gayrimenkul Yatirim Ortakligi AS(a)	1,721,175	1,037,829
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	1,310,571	489,413
Konya Cimento Sanayii AS	6,557	712,119
Koza Altin Isletmeleri AS(a)	324,518	1,365,291
Otokar Otomotiv ve Savunma Sanayi AS(a)	45,306	1,393,864
Saf Gayrimenkul Yatirim Ortakligi AS	3,907,620	1,057,615
Soda Sanayii AS	653,321	946,794
Tekfen Holding AS	477,537	660,962
Torunlar Gayrimenkul Yatirim Ortakligi AS	704,496	784,423
Turk Traktor ve Ziraat Makineleri AS(a)	115,291	2,747,140
Turkiye Sise ve Cam Fabrikalari AS	1,307,610	1,429,082
Ulker Biskuvi Sanayi AS	214,743	1,294,851
Vestel Beyaz Esya Sanayi ve Ticaret AS	432,779	1,657,663

Total Turkey		26,768,617

TOTAL COMMON STOCKS (Cost: $972,921,079)		868,242,155

WARRANTS - 0.0%

Malaysia - 0.0%
VS Industry Bhd, expiring 1/6/19* (Cost: $0)	449,975	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUNDS AND NOTES - 0.9%

United States - 0.9%
iPath MSCI India Index ETN*	86,386	$5,535,615
WisdomTree Emerging Markets High Dividend Fund(a)(c)	91,742	2,902,717

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $8,520,946)		8,438,332

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $39,487,251)(e)	39,487,251	39,487,251

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $1,020,929,276)		916,167,738
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.3)%		(37,947,518)

NET ASSETS - 100.0%		$878,220,220

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $72,049,939 and the total market value of the collateral held by the Fund was $77,933,205. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,445,954.

ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	BRL	4,276,253	USD	1,096,475	$15,590
1/4/2016	KRW	1,128,394,462	USD	966,836	4,494

					$20,084

CURRENCY LEGEND

BRL	Brazilian real

KRW	South Korean won

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 101.0%

Austria - 0.4%
Andritz AG	669,535	$32,765,580
Lenzing AG	205,355	15,515,015
RHI AG	251,631	4,924,342
Schoeller-Bleckmann Oilfield Equipment AG(a)	276,272	15,128,761

Total Austria		68,333,698

Belgium - 8.1%
Anheuser-Busch InBev N.V.	8,578,924	1,066,126,239
Bekaert S.A.(a)	549,988	16,958,674
Delhaize Group	802,985	78,322,256
Melexis N.V.	223,737	12,196,024
Solvay S.A.	934,827	99,955,920
UCB S.A.	1,105,573	99,957,896

Total Belgium		1,373,517,009

Finland - 4.3%
Amer Sports Oyj	866,664	25,391,099
Cargotec Oyj Class B(a)	548,472	20,555,278
Huhtamaki Oyj	759,738	27,647,664
Kemira Oyj(a)	2,344,917	27,714,443
Kone Oyj Class B(a)	5,625,906	239,384,392
Konecranes Oyj(a)	768,989	19,129,578
Metso Oyj(a)	1,992,338	44,800,530
Nokia Oyj	28,746,798	205,946,333
Outotec Oyj(a)	1,198,227	4,425,556
Valmet Oyj	1,388,259	13,421,785
Wartsila Oyj Abp	2,089,514	95,673,718

Total Finland		724,090,376

France - 26.8%
Air Liquide S.A.	2,060,041	231,950,310
Airbus Group SE	5,599,449	377,126,256
Arkema S.A.	580,067	40,699,890
BioMerieux	119,508	14,267,388
Bourbon S.A.(a)	277,376	4,504,638
Bureau Veritas S.A.(a)	2,662,177	53,182,463
Casino Guichard Perrachon S.A.(a)	1,273,608	58,682,017
Christian Dior SE	824,809	140,446,438
Cie Generale des Etablissements Michelin	1,332,878	127,270,884
Danone S.A.	4,646,989	314,390,949
Dassault Systemes	495,370	39,697,145
Edenred	2,413,649	45,752,974
Essilor International S.A.	586,183	73,260,458
Hermes International	219,488	74,330,496
Imerys S.A.(a)	572,454	40,060,014
Ingenico Group SA	139,301	17,629,092
IPSOS	289,702	6,678,004
Kering	816,621	140,116,720
L’Oreal S.A.	2,395,335	404,098,746
Legrand S.A.	1,610,329	91,313,482
LVMH Moet Hennessy Louis Vuitton SE	2,726,559	429,173,672
Pernod Ricard S.A.	1,245,174	142,296,943
Publicis Groupe S.A.	1,080,208	72,025,132
Rallye S.A.(a)	678,274	10,573,210
Remy Cointreau S.A.(a)	340,264	24,399,196
Rubis SCA	385,397	29,276,668
Safran S.A.	2,264,147	155,861,235
Saft Groupe S.A.	259,279	7,911,683
Sanofi	8,257,990	705,093,459
Schneider Electric SE	4,740,145	270,642,982
SCOR SE	2,679,189	100,438,010
Societe BIC S.A.	264,759	43,615,709
Sodexo S.A.	887,596	86,912,587
Technicolor S.A. Registered Shares	1,183,676	9,617,988
Technip S.A.	1,103,462	54,822,123
Teleperformance	264,916	22,302,815
Valeo S.A.	338,634	52,438,175
Vallourec S.A.(a)	944,169	8,820,597
Zodiac Aerospace	672,337	16,049,654

Total France		4,537,730,202

Germany - 26.9%
adidas AG	1,451,914	141,807,329
Bayer AG Registered Shares	4,460,310	561,078,194
Bayerische Motoren Werke AG	5,195,869	551,050,333
Brenntag AG	886,473	46,492,464
Daimler AG Registered Shares	9,695,036	817,050,666
Duerr AG	234,549	18,752,587
Fresenius Medical Care AG & Co. KGaA	1,058,116	89,345,305
Fresenius SE & Co. KGaA	1,427,801	102,320,806
GEA Group AG	1,110,770	45,127,942
Hannover Rueck SE	1,238,573	142,148,047
HeidelbergCement AG	692,473	56,883,892
Hochtief AG	502,032	46,829,838
Infineon Technologies AG	5,556,261	81,513,026
K+S AG Registered Shares	1,813,321	46,526,927
Krones AG	185,661	22,245,695
LANXESS AG	300,943	13,952,706
Linde AG	997,413	145,079,279
Merck KGaA	1,451,864	141,266,212
MTU Aero Engines AG	320,466	31,365,812
NORMA Group SE	186,584	10,367,399
OSRAM Licht AG	572,878	24,139,691
SAP SE	6,379,341	508,514,466
Siemens AG Registered Shares	8,603,614	840,028,012
Software AG	590,819	16,956,533
Symrise AG	588,089	39,180,124
Wacker Chemie AG(a)	235,596	19,839,534

Total Germany		4,559,862,819

Ireland - 1.1%
CRH PLC	5,939,300	172,264,707
Glanbia PLC	1,069,381	19,690,283

Total Ireland		191,954,990

Italy - 2.0%
DiaSorin SpA	299,667	15,771,845
Interpump Group SpA	1,010,367	15,717,083
Luxottica Group SpA	3,939,714	258,494,568
Moncler SpA	332,176	4,662,089
Parmalat SpA(a)	2,414,902	6,269,706
Piaggio & C. SpA(a)	2,751,940	6,953,420
Salini Impregilo SpA	2,733,864	11,908,884
Salvatore Ferragamo SpA(a)	1,061,076	25,070,070

Total Italy		344,847,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2015

Investments	Shares	Value
Netherlands - 8.5%
Akzo Nobel N.V.	1,789,227	$119,883,550
Arcadis N.V.	670,955	13,531,257
ASM International N.V.	411,834	16,177,090
ASML Holding N.V.	1,141,778	102,387,876
BE Semiconductor Industries N.V.	797,002	16,068,938
Boskalis Westminster	1,557,681	63,674,058
Corbion N.V.	341,531	8,278,980
Gemalto N.V.	164,178	9,857,215
Heineken Holding N.V.	1,191,615	91,906,049
Heineken N.V.	3,234,652	276,782,225
Koninklijke Ahold N.V.	8,820,227	186,598,013
Koninklijke DSM N.V.	2,215,690	111,391,521
Koninklijke Philips N.V.	11,169,541	285,864,614
Koninklijke Vopak N.V.	1,027,100	44,261,356
Wolters Kluwer N.V.	2,768,854	93,136,718

Total Netherlands		1,439,799,460

Portugal - 0.5%
Galp Energia, SGPS, S.A.	7,548,794	87,906,734

Spain - 15.5%
Abengoa S.A. Class B(a)	3,042,390	644,465
Acerinox S.A.(a)	3,029,873	30,994,653
ACS Actividades de Construccion y Servicios S.A.	4,793,424	140,669,714
Banco Bilbao Vizcaya Argentaria S.A.	86,417,207	632,623,717
Banco Santander S.A.	147,245,623	729,065,423
Grifols S.A.	1,136,510	52,630,607
Mapfre S.A.	50,598,792	127,080,164
Obrascon Huarte Lain S.A.(a)	965,710	5,528,498
Prosegur Cia de Seguridad S.A.	4,581,632	21,152,364
Tecnicas Reunidas S.A.(a)	843,736	31,941,783
Telefonica S.A.	73,453,986	816,682,034
Viscofan S.A.	439,008	26,534,404

Total Spain		2,615,547,826

Switzerland - 0.6%
STMicroelectronics N.V.(a)	15,085,289	102,665,493

United Kingdom - 6.3%
CNH Industrial N.V.(a)	12,407,580	85,452,767
RELX N.V.	10,287,240	173,659,951
Unilever N.V. CVA	18,328,828	798,514,861

Total United Kingdom		1,057,627,579

TOTAL COMMON STOCKS (Cost: $18,741,516,294)		17,103,883,851

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $263,437,092)(c)	263,437,092	263,437,092

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $19,004,953,386)		17,367,320,943
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.5)%		(426,719,670)

NET ASSETS - 100.0%		$16,940,601,273

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $259,860,800 and the total market value of the collateral held by the Fund was $280,800,729. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,363,637.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	EUR	1,128,940,840	USD	1,193,578,348	$(32,790,108)
1/5/2016	EUR	317,879,369	USD	336,087,181	(9,225,183)
1/5/2016	EUR	35,564,238	USD	37,601,322	(1,032,110)
1/5/2016	EUR	293,425,444	USD	310,234,321	(8,513,745)
1/5/2016	EUR	1,126,772,020	USD	1,193,578,333	(30,434,133)
1/5/2016	EUR	1,126,442,368	USD	1,193,578,333	(30,076,032)
1/5/2016	EUR	1,127,304,124	USD	1,193,578,333	(31,012,158)
1/5/2016	EUR	1,127,611,909	USD	1,193,578,333	(31,346,505)
1/5/2016	EUR	1,126,889,040	USD	1,193,578,333	(30,561,252)
1/5/2016	EUR	1,127,325,418	USD	1,193,578,333	(31,035,290)
1/5/2016	EUR	1,127,091,222	USD	1,193,578,333	(30,780,882)
1/5/2016	EUR	494,058,333	USD	523,499,269	(13,196,307)
1/5/2016	EUR	1,127,192,340	USD	1,193,578,333	(30,890,727)
1/5/2016	EUR	1,125,826,117	USD	1,193,578,333	(29,406,599)
1/5/2016	EUR	1,126,819,889	USD	1,193,578,333	(30,486,133)
1/5/2016	EUR	1,128,869,288	USD	1,193,578,333	(32,712,395)
1/5/2016	EUR	1,127,655,587	USD	1,193,578,333	(31,393,953)
1/5/2016	EUR	1,128,863,949	USD	1,193,578,333	(32,706,596)
1/5/2016	EUR	1,127,538,408	USD	1,193,578,333	(31,266,661)
1/5/2016	EUR	1,127,953,971	USD	1,193,578,333	(31,718,087)
1/5/2016	EUR	1,247,711,795	USD	1,319,218,158	(36,171,188)
1/5/2016	EUR	26,558,633	USD	28,200,992	(649,651)
1/5/2016	USD	109,670,523	EUR	100,636,209	(349,407)
1/5/2016	USD	62,668,870	EUR	57,118,390	(621,161)
1/5/2016	USD	94,003,305	EUR	85,877,020	(715,096)
1/5/2016	USD	250,675,480	EUR	227,755,944	(3,264,194)
1/5/2016	USD	109,670,523	EUR	99,364,893	(1,730,438)
1/5/2016	USD	260,075,811	EUR	237,931,524	(1,610,792)
1/5/2016	USD	200,540,384	EUR	183,091,407	(1,648,185)
1/5/2016	USD	125,337,740	EUR	115,602,080	240,801
1/5/2016	USD	263,209,254	EUR	242,542,231	264,376
1/5/2016	USD	335,064,860	EUR	306,645,001	(1,956,389)
1/5/2016	USD	335,064,860	EUR	306,517,365	(2,095,041)
1/5/2016	USD	283,516,420	EUR	259,441,542	(1,685,068)
1/5/2016	USD	335,064,860	EUR	306,712,369	(1,883,208)
1/5/2016	USD	300,810,576	EUR	275,344,765	(1,703,553)
1/5/2016	USD	72,069,201	EUR	65,670,887	(730,916)
1/5/2016	USD	125,337,740	EUR	115,152,607	(247,461)
1/5/2016	USD	12,533,774	EUR	11,419,047	(129,263)
1/5/2016	USD	94,003,305	EUR	86,170,651	(396,125)
1/5/2016	USD	973,687,487	EUR	896,498,929	179,317
1/5/2016	USD	973,687,487	EUR	894,111,558	(2,414,085)
1/5/2016	USD	973,687,487	EUR	894,851,105	(1,610,715)
1/5/2016	USD	973,687,487	EUR	894,111,558	(2,414,085)
1/5/2016	USD	973,687,487	EUR	894,768,872	(1,700,044)
1/5/2016	USD	973,687,487	EUR	894,604,453	(1,878,653)
1/5/2016	USD	973,687,487	EUR	893,291,272	(3,305,161)
1/5/2016	USD	973,687,487	EUR	894,522,266	(1,967,932)
1/5/2016	USD	973,687,487	EUR	894,440,095	(2,057,196)
1/5/2016	USD	973,687,487	EUR	893,291,272	(3,305,161)
1/5/2016	USD	973,687,487	EUR	896,333,874	17
1/5/2016	USD	973,687,487	EUR	893,701,227	(2,859,827)
1/5/2016	USD	973,687,487	EUR	896,333,874	17
1/5/2016	USD	1,076,180,906	EUR	990,655,625	(31,683)
1/5/2016	USD	973,687,487	EUR	896,746,626	448,390
1/5/2016	USD	973,687,487	EUR	895,921,501	(447,944)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	USD	58,000,000	EUR	53,390,774	$(1,601)
1/5/2016	USD	973,687,491	EUR	896,168,883	(179,217)
1/5/2016	USD	301,335,661	EUR	277,388,184	(8,871)
1/5/2016	USD	301,335,661	EUR	277,388,695	(8,317)
1/5/2016	USD	296,533,500	EUR	272,962,128	(14,735)
1/5/2016	USD	427,055,915	EUR	393,092,705	(39,302)
1/5/2016	USD	301,335,661	EUR	277,382,567	(14,974)
2/2/2016	EUR	894,267,583	USD	973,687,487	1,573,931
2/2/2016	EUR	893,537,200	USD	973,687,487	2,367,894
2/2/2016	EUR	894,185,458	USD	973,687,487	1,663,205
2/2/2016	EUR	893,552,780	USD	973,687,487	2,350,958
2/2/2016	EUR	894,045,880	USD	973,687,487	1,814,933
2/2/2016	EUR	895,884,406	USD	973,687,487	(183,636)
2/2/2016	EUR	893,935,070	USD	973,687,487	1,935,390
2/2/2016	EUR	892,705,690	USD	973,687,487	3,271,787
2/2/2016	EUR	892,693,414	USD	973,687,487	3,285,132
2/2/2016	EUR	893,873,520	USD	973,687,487	2,002,297
2/2/2016	EUR	893,115,108	USD	973,687,487	2,826,730
2/2/2016	EUR	895,756,658	USD	973,687,487	(44,768)
2/2/2016	EUR	896,152,383	USD	973,687,487	(474,940)
2/2/2016	EUR	895,730,289	USD	973,687,487	(16,103)
2/2/2016	EUR	989,994,918	USD	1,076,180,906	6,952
2/2/2016	EUR	895,332,466	USD	973,687,487	416,350
2/2/2016	EUR	895,579,523	USD	973,687,491	147,791
2/2/2016	EUR	392,830,553	USD	427,055,915	29,471

					$(588,325,203)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.3%

Austria - 4.0%
Austria Technologie & Systemtechnik AG	9,578	$151,491
Lenzing AG	7,591	573,516
Oesterreichische Post AG	53,489	1,954,075
POLYTEC Holding AG	45,773	380,880
RHI AG	23,136	452,764
Schoeller-Bleckmann Oilfield Equipment AG	7,190	393,727
Semperit AG Holding	10,429	352,333
Telekom Austria AG	62,880	344,470
UNIQA Insurance Group AG	225,655	1,844,596
Vienna Insurance Group AG Wiener Versicherung Gruppe	99,777	2,741,126
Wienerberger AG	22,476	417,264
Zumtobel Group AG	4,594	116,178

Total Austria		9,722,420

Belgium - 8.2%
Ackermans & van Haaren N.V.	8,232	1,209,910
Barco N.V.	6,410	428,932
Bekaert S.A.	35,149	1,083,806
bpost S.A.	170,701	4,188,920
Cie d’Entreprises CFE	8,366	991,499
Cofinimmo S.A.	24,774	2,648,410
D’ieteren S.A./N.V.	21,200	792,562
Econocom Group S.A./N.V.	38,057	353,303
Elia System Operator S.A./N.V.	32,354	1,505,310
Euronav N.V.	41,500	571,633
EVS Broadcast Equipment S.A.	17,876	563,142
Exmar N.V.	48,787	527,906
Fagron(a)	16,035	122,977
Kinepolis Group N.V.	8,964	403,137
Melexis N.V.	13,981	762,112
Ontex Group N.V.	9,214	327,900
Umicore S.A.	44,878	1,884,956
Warehouses De Pauw	15,963	1,408,751

Total Belgium		19,775,166

Finland - 13.0%
Aktia Bank Oyj	37,518	420,192
Amer Sports Oyj	38,758	1,135,513
Aspo Oyj	22,323	181,871
Atria Oyj	16,264	159,892
Cargotec Oyj Class B	16,908	633,667
Caverion Corp.	58,659	575,403
Citycon Oyj*	341,989	891,606
Cramo Oyj	22,833	473,995
Elisa Oyj	138,815	5,246,149
F-Secure Oyj(a)	42,904	120,245
Huhtamaki Oyj	39,967	1,454,441
Kemira Oyj	130,661	1,544,275
Kesko Oyj Class B	55,887	1,965,184
Konecranes Oyj	44,714	1,112,318
Metsa Board Oyj	124,574	928,328
Metso Oyj	109,830	2,469,682
Nokian Renkaat Oyj	111,577	4,011,922
Orion Oyj Class B	76,548	2,658,436
Outotec Oyj(a)	45,073	166,474
PKC Group Oyj	14,500	256,275
Ramirent Oyj	113,845	797,670
Sanoma Oyj(a)	139,529	592,640
Technopolis Oyj	84,501	342,390
Tieto Oyj	59,728	1,603,896
Tikkurila Oyj	19,463	340,608
Uponor Oyj	36,036	532,384
Valmet Oyj	61,953	598,966
YIT Oyj(a)	56,674	322,293

Total Finland		31,536,715

France - 17.2%
Alten S.A.	14,554	844,413
Altran Technologies S.A.	48,976	656,520
Arkema S.A.	36,494	2,560,569
Assystem	15,814	412,805
BioMerieux	7,168	855,747
Bourbon S.A.(a)	54,727	888,777
Eiffage S.A.	39,243	2,537,744
Elior(b)	32,406	679,411
Eurazeo S.A.	24,447	1,686,355
Faurecia	19,979	803,235
Gaztransport Et Technigaz S.A.	22,588	956,098
Havas S.A.	117,010	985,976
Ipsen S.A.	23,763	1,574,639
IPSOS	23,099	532,462
Korian S.A.	26,569	972,069
Lagardere SCA	114,695	3,427,558
Metropole Television S.A.	109,587	1,885,663
Neopost S.A.	59,075	1,441,971
Nexity S.A.	52,471	2,325,854
Orpea	10,777	863,747
Plastic Omnium S.A.	40,872	1,302,230
Rallye S.A.(a)	37,596	586,062
Remy Cointreau S.A.	17,512	1,255,727
Rubis SCA	24,285	1,844,809
Saft Groupe S.A.	10,610	323,755
SEB S.A.	15,538	1,596,747
Societe Television Francaise 1	68,834	766,437
Sopra Steria Group	4,414	519,291
Tarkett S.A.	29,520	923,065
Technicolor S.A. Registered Shares	53,757	436,804
Teleperformance	14,907	1,254,994
Vallourec S.A.(a)	94,880	886,386
Vicat	18,393	1,105,711
Wendel S.A.	15,367	1,829,572

Total France		41,523,203

Germany - 16.9%
Aareal Bank AG	36,995	1,171,069
alstria office REIT-AG*	105,155	1,406,741
AURELIUS SE & Co. KGaA	9,829	513,789
Aurubis AG	13,790	703,689
BayWa AG	14,158	436,787
Bechtle AG	6,212	594,237
Bertrandt AG	3,483	420,924
Bilfinger SE(a)	41,098	1,940,708
Carl Zeiss Meditec AG Bearer Shares	16,862	522,956
CompuGroup Medical AG	10,006	367,390
CTS Eventim AG & Co. KGaA	20,314	810,745
DMG MORI AG	24,013	993,329
Drillisch AG	39,249	1,666,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2015

Investments	Shares	Value
Duerr AG	11,990	$958,621
ElringKlinger AG	25,398	648,361
Freenet AG	112,941	3,841,969
Fuchs Petrolub SE	20,115	823,561
Gerresheimer AG	7,434	582,974
Gerry Weber International AG(a)	31,077	431,439
Hamburger Hafen und Logistik AG	31,194	476,438
Hochtief AG	29,213	2,725,006
Indus Holding AG	11,802	570,641
Jenoptik AG	17,015	265,976
KION Group AG*	23,177	1,158,654
Kloeckner & Co. SE(a)	40,613	354,928
Krones AG	7,566	906,550
KUKA AG(a)	3,052	275,343
LANXESS AG	14,776	685,064
LEG Immobilien AG*	29,690	2,435,045
Leoni AG	12,481	494,125
MLP AG	94,724	377,638
MTU Aero Engines AG	15,966	1,562,682
NORMA Group SE	9,377	521,026
Pfeiffer Vacuum Technology AG	5,767	586,062
Rheinmetall AG	3,853	257,325
RHOEN-KLINIKUM AG	40,405	1,214,929
Sixt SE	11,775	603,616
Software AG	27,399	786,352
STADA Arzneimittel AG	21,771	883,085
Stroeer SE	7,887	496,067
Suedzucker AG	114,779	2,286,712
Takkt AG	24,078	482,446
TLG Immobilien AG	18,492	348,123
VTG AG	11,232	347,006
Wacker Neuson SE	32,742	505,950
Wirecard AG(a)	7,176	362,481

Total Germany		40,805,208

Ireland - 2.3%
C&C Group PLC	204,201	823,631
Fyffes PLC	185,404	304,121
Glanbia PLC	30,784	566,819
Irish Continental Group PLC	92,094	541,626
Kingspan Group PLC	21,825	576,353
Origin Enterprises PLC	57,024	467,686
Paddy Power PLC	17,068	2,282,393

Total Ireland		5,562,629

Italy - 21.8%
A2A SpA	1,840,264	2,506,845
ACEA SpA	74,442	1,148,302
Anima Holding SpA(b)	112,604	981,020
Ansaldo STS SpA	56,808	609,083
Ascopiave SpA	304,621	722,707
Astaldi SpA(a)	44,064	268,772
ASTM SpA	60,692	761,488
Azimut Holding SpA	78,131	1,957,188
Banca Generali SpA	61,912	1,962,501
Banca IFIS SpA	34,268	1,073,206
Banca Mediolanum SpA	468,189	3,717,820
Banca Popolare di Milano SCARL	1,715,010	1,715,837
Banca Popolare di Sondrio SCARL	101,509	457,838
Brembo SpA	18,657	905,534
Cementir Holding SpA	49,846	319,742
Credito Emiliano SpA	110,634	823,846
Danieli & C. Officine Meccaniche SpA RSP	15,051	215,001
Datalogic SpA	14,541	259,052
Davide Campari-Milano SpA	126,242	1,097,093
De’ Longhi SpA	47,336	1,422,822
DiaSorin SpA	14,169	745,732
Ei Towers SpA	10,547	682,277
ERG SpA	126,017	1,707,047
Falck Renewables SpA	271,884	326,654
FinecoBank Banca Fineco SpA	318,794	2,640,583
Hera SpA	1,013,375	2,697,032
Immobiliare Grande Distribuzione SIIQ SpA	577,229	555,874
Industria Macchine Automatiche SpA	20,676	1,077,872
Interpump Group SpA	25,559	397,591
Intesa Sanpaolo SpA RSP	438,282	1,349,284
Iren SpA	947,014	1,532,825
Italcementi SpA	85,849	955,892
MARR SpA	45,160	936,013
Moncler SpA	28,539	400,545
Parmalat SpA	220,955	573,656
Piaggio & C. SpA(a)	159,412	402,792
Prysmian SpA	76,953	1,693,615
RAI Way SpA(b)	139,536	715,145
Recordati SpA	90,675	2,372,871
Salini Impregilo SpA	87,457	380,968
Salvatore Ferragamo SpA	46,249	1,092,726
Societa Cattolica di Assicurazioni SCRL	144,413	1,151,469
Societa Iniziative Autostradali e Servizi SpA	134,122	1,427,828
Tod’s SpA(a)	13,089	1,038,667
Unipol Gruppo Finanziario SpA	274,914	1,422,717
UnipolSai SpA	300,131	769,436
Vittoria Assicurazioni SpA	36,407	397,071
Zignago Vetro SpA	50,276	331,239

Total Italy		52,701,118

Netherlands - 4.8%
Aalberts Industries N.V.	31,750	1,096,438
Accell Group	21,370	489,008
Arcadis N.V.	36,831	742,777
ASM International N.V.	16,571	650,919
BE Semiconductor Industries N.V.	45,505	917,459
Beter Bed Holding N.V.	12,342	301,392
BinckBank N.V.	57,462	496,184
Brunel International N.V.	37,114	677,325
Corbion N.V.	14,061	340,850
Delta Lloyd N.V.	254,133	1,503,172
Euronext N.V.(b)	29,261	1,503,012
Koninklijke Ten Cate N.V.	13,458	350,135
NSI N.V.	157,068	678,226
TKH Group N.V. CVA	19,779	804,433
TNT Express N.V.	92,895	786,103
USG People N.V.	15,826	295,355

Total Netherlands		11,632,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2015

Investments	Shares	Value
Portugal - 3.3%
Altri, SGPS, S.A.	86,684	$449,166
CTT-Correios de Portugal S.A.	131,474	1,264,530
NOS, SGPS S.A.	177,971	1,400,869
Portucel S.A.	411,882	1,608,949
REN - Redes Energeticas Nacionais, SGPS, S.A.	389,619	1,177,463
Semapa-Sociedade de Investimento e Gestao	61,516	848,341
Sonae, SGPS, S.A.	1,112,442	1,266,451

Total Portugal		8,015,769

Spain - 8.8%
Abengoa S.A. Class B(a)	593,111	125,638
Acerinox S.A.(a)	147,417	1,508,030
Atresmedia Corp. de Medios de Comunicaion S.A.(a)	58,366	623,885
Bolsas y Mercados Espanoles SHMSF S.A.(a)	75,773	2,556,617
Cia de Distribucion Integral Logista Holdings S.A.*	70,862	1,496,440
Cie Automotive S.A.	26,820	450,129
Distribuidora Internacional de Alimentacion S.A.*	264,113	1,561,916
Duro Felguera S.A.	207,604	297,687
Ebro Foods S.A.	87,501	1,725,675
Ence Energia y Celulosa S.A.	147,073	558,380
Faes Farma S.A.	147,248	441,477
Grupo Catalana Occidente S.A.	46,943	1,632,834
Indra Sistemas S.A.*(a)	102,623	966,415
Mediaset Espana Comunicacion S.A.	60,313	657,146
Obrascon Huarte Lain S.A.	73,324	419,765
Papeles y Cartones de Europa S.A.	47,010	265,548
Prosegur Cia de Seguridad S.A.	239,223	1,104,439
Tecnicas Reunidas S.A.(a)	30,934	1,171,086
Viscofan S.A.	16,239	981,513
Zardoya Otis S.A.(a)	245,243	2,871,873

Total Spain		21,416,493

TOTAL COMMON STOCKS (Cost: $246,833,867)		242,691,509

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/16* (Cost $14,321)	174,898	15,959

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%

United States - 4.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $9,968,685)(d)	9,968,685	9,968,685

TOTAL INVESTMENTS IN SECURITIES - 104.4% (Cost: $256,816,873)		252,676,153
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.4)%		(10,710,685)

NET ASSETS - 100.0%		$241,965,468

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $9,597,503 and the total market value of the collateral held by the Fund was $10,208,584. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $239,899.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	EUR	49,978,225	USD	52,840,228	$(1,451,119)
1/5/2016	EUR	49,977,563	USD	52,840,228	(1,450,400)
1/5/2016	EUR	49,979,785	USD	52,840,228	(1,452,813)
1/5/2016	EUR	49,977,516	USD	52,840,228	(1,450,348)
1/5/2016	EUR	38,079,261	USD	40,259,223	(1,106,279)
1/5/2016	USD	5,324,000	EUR	4,873,365	(30,064)
1/5/2016	USD	60,835,148	EUR	55,999,378	(3,023)
1/5/2016	USD	61,820,329	EUR	56,907,399	(1,820)
1/5/2016	USD	61,820,329	EUR	56,907,504	(1,706)
1/5/2016	USD	61,820,329	EUR	56,906,247	(3,072)
2/2/2016	EUR	55,117,269	USD	59,916,275	1,049
2/2/2016	EUR	56,010,474	USD	60,886,578	393
2/2/2016	EUR	56,012,844	USD	60,886,578	(2,183)
2/2/2016	EUR	56,009,856	USD	60,886,578	1,065

					$(6,950,320)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 0.2%
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,267	$34,808

Belgium - 5.8%
Ackermans & van Haaren N.V.	191	28,072
Anheuser-Busch InBev N.V.	6,467	803,672
bpost S.A.	2,620	64,293
Melexis N.V.	336	18,316
UCB S.A.	1,025	92,673
Umicore S.A.	888	37,298

Total Belgium		1,044,324

Denmark - 4.9%
Chr Hansen Holding A/S	605	38,018
Coloplast A/S Class B	1,680	136,214
Novo Nordisk A/S Class B	10,348	602,371
Novozymes A/S Class B	1,026	49,375
Pandora A/S	318	40,364
SimCorp A/S	311	17,565

Total Denmark		883,907

Finland - 2.3%
Elisa Oyj	2,507	94,745
Huhtamaki Oyj	846	30,787
Kone Oyj Class B	4,306	183,222
Konecranes Oyj	820	20,399
Metsa Board Oyj	3,105	23,138
Wartsila Oyj Abp	1,458	66,758

Total Finland		419,049

France - 11.0%
Airbus Group SE	3,899	262,600
Alten S.A.	444	25,761
Arkema S.A.	633	44,414
BioMerieux	161	19,221
Bureau Veritas S.A.	2,730	54,537
Carrefour S.A.	3,018	87,371
Cie Generale des Etablissements Michelin	815	77,821
Dassault Systemes	560	44,876
Essilor International S.A.	617	77,112
Gaztransport Et Technigaz S.A.	562	23,788
Hermes International	153	51,814
Ingenico Group SA	198	25,058
L’Oreal S.A.	1,628	274,648
LVMH Moet Hennessy Louis Vuitton SE	1,678	264,125
Publicis Groupe S.A.	700	46,674
Renault S.A.	965	97,102
Schneider Electric SE	4,396	250,994
Societe BIC S.A.	259	42,667
Sodexo S.A.	566	55,422
Teleperformance	281	23,657
Thales S.A.	1,085	81,444
Valeo S.A.	229	35,461
Zodiac Aerospace	860	20,529

Total France		1,987,096

Germany - 14.4%
adidas AG	793	77,452
Aurubis AG	319	16,278
Axel Springer SE	745	41,549
Bayer AG Registered Shares	4,339	545,818
Beiersdorf AG	475	43,426
Brenntag AG	763	40,017
Continental AG	528	128,794
Daimler AG Registered Shares	5,160	434,860
Duerr AG	226	18,069
Evonik Industries AG	4,112	136,753
Fielmann AG	508	37,636
Fresenius Medical Care AG & Co. KGaA	965	81,483
Fresenius SE & Co. KGaA	1,276	91,442
GEA Group AG	928	37,702
Hugo Boss AG	464	38,610
Infineon Technologies AG	5,616	82,389
MTU Aero Engines AG	269	26,329
ProSiebenSat.1 Media SE	1,467	74,525
RHOEN-KLINIKUM AG	944	28,385
SAP SE	6,197	493,980
Symrise AG	570	37,975
United Internet AG Registered Shares	1,072	59,285
Wacker Chemie AG	259	21,810

Total Germany		2,594,567

Ireland - 0.2%
Paddy Power PLC	305	40,786

Italy - 2.7%
Anima Holding SpA(a)	2,345	20,430
Atlantia SpA	7,599	202,242
DiaSorin SpA	415	21,842
Industria Macchine Automatiche SpA	398	20,748
Luxottica Group SpA	1,991	130,635
Prysmian SpA	1,381	30,394
Recordati SpA	1,937	50,689

Total Italy		476,980

Netherlands - 2.8%
Aalberts Industries N.V.	685	23,655
ASML Holding N.V.	965	86,536
Euronext N.V.(a)	563	28,919
Heineken Holding N.V.	972	74,968
Heineken N.V.	1,706	145,979
Koninklijke Ahold N.V.	4,299	90,948
Wolters Kluwer N.V.	1,511	50,826

Total Netherlands		501,831

Norway - 1.9%
Kongsberg Gruppen ASA	1,099	18,003
Telenor ASA	9,869	165,350
Veidekke ASA	1,604	19,662
Wilh. Wilhelmsen ASA	2,355	9,392
Yara International ASA	2,969	128,436

Total Norway		340,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2015

Investments	Shares	Value
Portugal - 0.3%
Jeronimo Martins, SGPS, S.A.	2,438	$31,768
NOS, SGPS S.A.	2,493	19,623

Total Portugal		51,391

Spain - 3.9%
Abertis Infraestructuras S.A.	10,151	158,899
Acerinox S.A.(b)	2,606	26,658
Amadeus IT Holding S.A. Class A	2,549	112,656
Distribuidora Internacional de Alimentacion S.A.*	3,155	18,658
Industria de Diseno Textil S.A.	9,024	310,650
Prosegur Cia de Seguridad S.A.	4,502	20,785
Zardoya Otis S.A.	4,074	47,708

Total Spain		696,014

Sweden - 8.3%
Alfa Laval AB	2,847	52,343
Assa Abloy AB Class B	3,784	79,894
Atlas Copco AB Class A	4,992	123,400
Atlas Copco AB Class B	2,818	65,281
Axfood AB	1,420	24,726
BillerudKorsnas AB	1,627	30,338
Boliden AB	1,205	20,425
Electrolux AB Series B	1,285	31,277
Getinge AB Class B	941	24,835
Hennes & Mauritz AB Class B	7,995	286,491
Hexagon AB Class B	1,201	44,845
Hexpol AB	1,728	18,672
Holmen AB Class B	855	26,530
Intrum Justitia AB	696	23,826
Loomis AB Class B	564	17,695
Modern Times Group MTG AB Class B	632	16,245
NCC AB Class B	1,099	34,284
Sandvik AB	10,800	94,862
SKF AB Class B	2,909	47,341
Tele2 AB Class B	6,011	60,426
Telefonaktiebolaget LM Ericsson Class B	32,965	321,806
Trelleborg AB Class B	1,768	34,561
Wihlborgs Fastigheter AB	1,050	21,297

Total Sweden		1,501,400

Switzerland - 15.4%
ABB Ltd. Registered Shares*	15,470	277,564
Actelion Ltd. Registered Shares*	345	48,114
Adecco S.A. Registered Shares*	1,315	90,513
Cie Financiere Richemont S.A. Registered Shares	1,794	129,218
EFG International AG*	1,203	12,679
Galenica AG Registered Shares	35	55,035
Geberit AG Registered Shares	253	85,985
Georg Fischer AG Registered Shares	33	22,385
Partners Group Holding AG	243	87,696
Roche Holding AG Bearer Shares	1,188	328,450
Roche Holding AG Genusschein	4,399	1,214,669
Schindler Holding AG Registered Shares	266	44,909
Sonova Holding AG Registered Shares	346	44,002
Straumann Holding AG Registered Shares	94	28,641
Syngenta AG Registered Shares	763	299,026

Total Switzerland		2,768,886

United Kingdom - 25.8%
Aggreko PLC	600	8,083
Antofagasta PLC	5,214	36,065
ARM Holdings PLC	2,774	42,480
Ashmore Group PLC(b)	11,422	43,165
Ashtead Group PLC	1,508	24,871
Babcock International Group PLC	2,575	38,560
BBA Aviation PLC	8,315	23,175
Bellway PLC	645	26,961
Berkeley Group Holdings PLC	1,431	77,785
Big Yellow Group PLC	1,804	21,431
Bodycote PLC	2,737	22,934
Booker Group PLC	7,539	20,168
Bovis Homes Group PLC	1,033	15,454
British American Tobacco PLC	12,969	720,827
Britvic PLC	1,809	19,397
Burberry Group PLC	1,646	28,991
Capita PLC	4,089	72,803
Carillion PLC(b)	6,634	29,617
Carnival PLC	800	45,585
Compass Group PLC	7,146	123,757
Countrywide PLC	2,016	11,868
Croda International PLC	996	44,657
Daily Mail & General Trust PLC Class A Non-Voting Shares	1,677	17,302
Derwent London PLC	401	21,703
Diageo PLC	13,841	378,731
Drax Group PLC(b)	4,026	14,502
easyJet PLC	2,748	70,475
Essentra PLC	1,618	19,746
Galliford Try PLC	916	20,589
Go-Ahead Group PLC	432	16,994
Halma PLC	2,450	31,236
Hargreaves Lansdown PLC	3,706	82,262
Hays PLC	7,748	16,661
Howden Joinery Group PLC	2,949	22,884
IG Group Holdings PLC	4,570	54,054
IMI PLC	2,376	30,170
Inchcape PLC	2,293	26,530
Inmarsat PLC	4,440	74,407
Interserve PLC	1,758	13,487
Intertek Group PLC	859	35,159
ITV PLC	12,443	50,728
Johnson Matthey PLC	1,284	50,283
Jupiter Fund Management PLC	4,443	29,580
London Stock Exchange Group PLC	1,025	41,455
Melrose Industries PLC	8,609	36,912
Merlin Entertainments PLC(a)	3,054	20,503
Michael Page International PLC	2,281	16,282
Moneysupermarket.com Group PLC	5,823	31,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

December 31, 2015

Investments	Shares	Value
Next PLC	739	$79,403
Premier Farnell PLC	7,683	11,097
Reckitt Benckiser Group PLC	3,229	298,927
RELX N.V.	5,363	90,533
RELX PLC	5,154	90,930
Renishaw PLC	485	13,439
Rotork PLC	5,366	14,450
Sage Group PLC (The)	8,088	71,943
Sky PLC	8,885	145,623
Smith & Nephew PLC	4,839	86,157
Spirax-Sarco Engineering PLC	416	20,129
St. James’s Place PLC	4,203	62,444
Taylor Wimpey PLC	28,844	86,344
Travis Perkins PLC	1,171	34,053
Unilever N.V. CVA	9,577	417,232
Unilever PLC	7,216	311,253
Vesuvius PLC	3,441	16,894
Whitbread PLC	570	36,974
William Hill PLC	4,558	26,603
WS Atkins PLC	793	19,005

Total United Kingdom		4,656,200

TOTAL COMMON STOCKS (Cost: $18,719,230)		17,998,082

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $108,556)(d)	108,556	108,556

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $18,827,786)		18,106,638
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.5)%		(81,618)

NET ASSETS - 100.0%		$18,025,020

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $102,902 and the total market value of the collateral held by the Fund was $108,556.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Austria - 1.7%
Austria Technologie & Systemtechnik AG	75,058	$1,187,157
CAT Oil AG	78,215	539,358
Lenzing AG	49,298	3,724,571
POLYTEC Holding AG	105,607	878,762
RHI AG	132,317	2,589,403
Schoeller-Bleckmann Oilfield Equipment AG(a)	48,417	2,651,333
Semperit AG Holding	44,077	1,489,094
Wienerberger AG	134,253	2,492,389
Zumtobel Group AG	36,465	922,166

Total Austria		16,474,233

Belgium - 5.0%
Barco N.V.	37,557	2,513,167
Bekaert S.A.	224,088	6,909,670
Cofinimmo S.A.	157,769	16,865,945
Econocom Group S.A./N.V.	239,128	2,219,950
Euronav N.V.	247,529	3,409,535
EVS Broadcast Equipment S.A.(a)	75,586	2,381,163
Exmar N.V.(a)	253,663	2,744,795
Fagron(a)	52,490	402,560
Kinepolis Group N.V.	67,376	3,030,089
Recticel S.A.	248,768	1,513,325
Warehouses De Pauw	81,619	7,202,960

Total Belgium		49,193,159

Denmark - 3.4%
Alm Brand A/S	248,619	1,751,602
Dfds A/S	150,624	5,854,116
Matas A/S	185,896	3,598,965
NKT Holding A/S	23,267	1,208,768
Rockwool International A/S Class B	13,446	1,896,587
Royal Unibrew A/S	171,970	7,011,674
Schouw & Co.	67,507	3,802,907
SimCorp A/S	91,383	5,161,228
Spar Nord Bank A/S	269,501	2,393,019

Total Denmark		32,678,866

Finland - 6.7%
Aspo Oyj	66,736	543,715
Atria Oyj	53,033	521,368
Bittium Oyj(a)	172,989	1,317,305
Caverion Corp.	313,418	3,074,408
Cramo Oyj	127,688	2,650,700
F-Secure Oyj(a)	360,592	1,010,615
HKScan Oyj Class A	170,273	704,726
Kemira Oyj	900,133	10,638,622
Konecranes Oyj(a)	242,710	6,037,720
Metsa Board Oyj	778,725	5,803,073
Outotec Oyj(a)	267,006	986,165
PKC Group Oyj(a)	90,199	1,594,186
Raisio Oyj Class V	434,405	2,000,831
Ramirent Oyj	490,495	3,436,719
Sanoma Oyj(a)	660,015	2,803,370
Technopolis Oyj	391,230	1,585,224
Tieto Oyj	347,523	9,332,152
Tikkurila Oyj	144,714	2,532,537
Uponor Oyj	218,553	3,228,832
Valmet Oyj	402,267	3,889,146
YIT Oyj(a)	345,020	1,962,053

Total Finland		65,653,467

France - 3.8%
Albioma S.A.(a)	120,426	1,955,741
Alten S.A.	89,319	5,182,224
Altran Technologies S.A.	299,502	4,014,807
Assystem	13,802	360,285
Haulotte Group S.A.	17,275	260,094
IPSOS	93,849	2,163,340
Jacquet Metal Service	76,228	1,184,133
Lectra	90,887	1,194,640
Montupet	19,831	1,538,128
Neopost S.A.	362,825	8,856,254
Saft Groupe S.A.	64,181	1,958,430
Sopra Steria Group	31,414	3,695,741
Tarkett S.A.	135,894	4,249,289

Total France		36,613,106

Germany - 9.5%
Adler Modemaerkte AG	113,938	1,250,086
alstria office REIT-AG*	442,959	5,925,810
AURELIUS SE & Co. KGaA	77,536	4,053,020
BayWa AG(a)	72,335	2,231,601
Bechtle AG	42,034	4,020,955
Bertrandt AG	23,028	2,782,954
Bilfinger SE(a)	250,313	11,820,146
Borussia Dortmund GmbH & Co. KGaA(a)	268,635	1,171,066
CANCOM SE	16,922	803,861
Carl Zeiss Meditec AG Bearer Shares	175,579	5,445,384
CompuGroup Medical AG	78,313	2,875,414
Deutz AG	135,353	542,702
Elmos Semiconductor AG	47,854	831,741
ElringKlinger AG	158,250	4,039,814
Gerresheimer AG	45,313	3,553,445
Gerry Weber International AG(a)	193,780	2,690,231
GFT Technologies SE	47,036	1,613,842
Grammer AG	34,030	1,009,748
Hamburger Hafen und Logistik AG	128,543	1,963,286
Indus Holding AG	67,020	3,240,498
Jenoptik AG	96,270	1,504,879
Kloeckner & Co. SE(a)	301,638	2,636,100
MLP AG	467,542	1,863,960
NORMA Group SE	52,353	2,908,955
Pfeiffer Vacuum Technology AG	25,448	2,586,111
QSC AG(a)	795,923	1,305,563
RIB Software AG(a)	60,093	737,653
SHW AG	8,010	234,151
Sixt SE	64,468	3,304,791
Stroeer SE	54,615	3,435,107
Takkt AG	121,998	2,444,450
TLG Immobilien AG	119,700	2,253,422
VTG AG	70,200	2,168,785
Wacker Neuson SE	183,322	2,832,805

Total Germany		92,082,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

Investments	Shares	Value
Ireland - 2.4%
C&C Group PLC	1,120,861	$4,520,917
Fyffes PLC	491,445	806,124
Greencore Group PLC	790,859	4,129,888
Hibernia REIT PLC	1,016,564	1,554,845
IFG Group PLC	508,964	1,232,939
Irish Continental Group PLC	585,188	3,441,624
Origin Enterprises PLC	310,658	2,547,882
Total Produce PLC	856,497	1,367,707
UDG Healthcare PLC	464,850	4,083,449

Total Ireland		23,685,375

Italy - 10.1%
Amplifon SpA(a)	231,450	2,010,136
Ansaldo STS SpA	334,116	3,582,319
Ascopiave SpA	1,478,837	3,508,510
Astaldi SpA(a)	234,061	1,427,672
ASTM SpA	313,706	3,935,995
Banca IFIS SpA	213,601	6,689,562
Banca Popolare di Sondrio SCARL	762,983	3,441,296
Banco di Desio e della Brianza SpA	398,868	1,199,347
Biesse SpA	65,153	1,126,749
Brunello Cucinelli SpA(a)	32,028	567,806
Cairo Communication SpA(a)	186,750	927,100
Cementir Holding SpA	308,385	1,978,167
Danieli & C. Officine Meccaniche SpA	27,334	522,595
Danieli & C. Officine Meccaniche SpA RSP	155,785	2,225,365
Datalogic SpA	119,766	2,133,670
Ei Towers SpA	65,363	4,228,278
ERG SpA	719,680	9,748,901
Esprinet SpA	103,913	960,615
Falck Renewables SpA	1,887,686	2,267,956
Immobiliare Grande Distribuzione SIIQ SpA	3,772,859	3,633,282
Industria Macchine Automatiche SpA(a)	106,410	5,547,317
Interpump Group SpA	160,459	2,496,071
Iren SpA	5,408,012	8,753,338
Italmobiliare SpA RSP	33,499	1,088,060
MARR SpA	262,778	5,446,496
Moleskine SpA	803,833	1,486,193
Piaggio & C. SpA(a)	1,000,064	2,526,895
RAI Way SpA(b)	819,734	4,201,271
Societa Cattolica di Assicurazioni SCRL	940,668	7,500,362
Trevi Finanziaria Industriale SpA(a)	684,311	1,360,362
Vittoria Assicurazioni SpA	169,923	1,853,257

Total Italy		98,374,943

Netherlands - 3.6%
Accell Group	106,717	2,441,995
BE Semiconductor Industries N.V.	266,934	5,381,851
Beter Bed Holding N.V.	77,162	1,884,298
BinckBank N.V.	372,237	3,214,266
Brunel International N.V.	180,216	3,288,913
Corbion N.V.	83,438	2,022,603
IMCD Group N.V.	32,308	1,195,551
Kendrion N.V.	55,804	1,469,123
Koninklijke Ten Cate N.V.	73,281	1,906,543
NSI N.V.	841,078	3,631,811
TKH Group N.V. CVA	127,870	5,200,610
USG People N.V.	102,321	1,909,579
Wessanen	128,017	1,300,257

Total Netherlands		34,847,400

Norway - 5.5%
ABG Sundal Collier Holding ASA	3,860,950	2,887,637
Aker Solutions ASA	1,039,874	3,559,704
American Shipping Co. ASA*	195,511	585,339
Austevoll Seafood ASA	528,146	3,222,094
Borregaard ASA	292,286	1,631,269
Entra ASA(b)	588,146	4,734,352
Hexagon Composites ASA(a)	427,898	1,107,047
Leroy Seafood Group ASA	255,429	9,523,019
Norway Royal Salmon ASA	123,537	1,116,548
Petroleum Geo-Services ASA(a)	416,105	1,708,826
Protector Forsikring ASA	321,208	2,676,325
Selvaag Bolig ASA	537,794	1,670,856
SpareBank 1 Nord Norge	525,397	2,178,433
SpareBank 1 SMN	529,405	3,020,438
SpareBank 1 SR-Bank ASA	379,031	1,682,898
Spectrum ASA	36,085	112,111
Tomra Systems ASA	340,189	3,670,406
Veidekke ASA	376,623	4,616,651
XXL ASA(b)	357,357	4,118,063

Total Norway		53,822,016

Portugal - 2.2%
Altri, SGPS, S.A.	502,932	2,606,018
CTT-Correios de Portugal S.A.	714,516	6,872,286
REN - Redes Energeticas Nacionais, SGPS, S.A.	2,391,491	7,227,293
Semapa-Sociedade de Investimento e Gestao	315,404	4,349,604

Total Portugal		21,055,201

Spain - 2.5%
Abengoa S.A. Class A(a)	323,059	143,885
Cie Automotive S.A.	202,898	3,405,305
Duro Felguera S.A.(a)	999,153	1,432,701
Ence Energia y Celulosa S.A.(a)	915,562	3,476,040
Faes Farma S.A.	843,927	2,530,252
Indra Sistemas S.A.*(a)	695,695	6,551,454
Laboratorios Farmaceuticos Rovi S.A.(a)	80,152	1,257,278
Obrascon Huarte Lain S.A.(a)	403,574	2,310,381
Papeles y Cartones de Europa S.A.	376,774	2,128,306
Pescanova S.A.*†	3,781	0
Tubacex S.A.(a)	363,039	690,146

Total Spain		23,925,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

Investments	Shares	Value
Sweden - 13.7%
Acando AB	946,790	$1,931,629
AddTech AB Class B	79,521	1,355,911
AF AB Class B	220,824	3,765,266
Avanza Bank Holding AB	66,034	2,878,501
B&B Tools AB Class B	76,181	1,118,236
Betsson AB*	199,228	3,674,703
Bilia AB Class A	235,995	5,374,593
Bufab Holding AB	189,602	1,248,181
Bulten AB(a)	105,019	1,021,464
Byggmax Group AB	288,566	2,977,871
Clas Ohlson AB Class B	226,695	4,114,100
Com Hem Holding AB	302,381	2,754,592
Duni AB	140,993	2,366,440
Granges AB	169,702	1,409,050
Gunnebo AB	191,980	1,024,731
Haldex AB	115,908	1,093,005
Hemfosa Fastigheter AB	134,632	1,505,120
HIQ International AB*	395,837	2,394,573
Holmen AB Class B	257,140	7,979,008
Husqvarna AB Class A	158,376	1,046,372
Indutrade AB	88,337	5,034,746
Inwido AB	115,377	1,519,091
KappAhl AB(a)	308,203	1,122,320
KNOW IT AB	196,177	1,314,734
Kungsleden AB	515,662	3,700,514
Lifco AB Class B(a)	141,953	3,569,620
Lindab International AB	161,531	1,205,169
Loomis AB Class B	184,665	5,793,644
Mekonomen AB	121,251	2,488,129
Modern Times Group MTG AB Class B	311,072	7,995,789
Mycronic AB	136,104	1,327,848
NetEnt AB*	72,833	4,272,047
New Wave Group AB Class B(a)	205,990	842,960
Nobia AB	403,852	5,077,730
Nolato AB Class B	117,132	3,577,621
Nordnet AB Class B	341,778	1,662,147
Peab AB	1,044,839	8,037,128
Platzer Fastigheter Holding AB Class B(a)	161,752	729,079
Proffice AB Class B	197,302	580,396
Ratos AB Class B	1,602,780	9,283,295
Scandi Standard AB	212,919	1,370,111
Semcon AB(a)	68,555	344,784
Skandinaviska Enskilda Banken AB Class C	115,371	1,215,894
SkiStar AB	102,288	1,504,485
Svenska Handelsbanken AB Class B(a)	130,595	1,801,556
Thule Group AB (The)(b)	112,513	1,544,775
Wihlborgs Fastigheter AB	271,045	5,497,675

Total Sweden		133,446,633

Switzerland - 3.2%
Ascom Holding AG Registered Shares	126,876	2,015,313
Cembra Money Bank AG*	176,171	11,334,078
EFG International AG*	321,457	3,387,984
Gategroup Holding AG*	44,635	1,966,437
Implenia AG Registered Shares	60,840	3,105,818
Kudelski S.A. Bearer Shares	130,369	1,881,950
Mobilezone Holding AG Registered Shares	143,769	2,061,024
Swissquote Group Holding S.A. Registered Shares	48,257	1,217,272
Tecan Group AG Registered Shares	17,220	2,802,336
U-Blox AG*	7,848	1,681,714

Total Switzerland		31,453,926

United Arab Emirates - 0.0%
Gulf Marine Services PLC	154,727	232,328

United Kingdom - 26.3%
A.G.Barr PLC	153,544	1,206,224
Abcam PLC	194,898	1,910,280
Acacia Mining PLC	271,853	721,232
Al Noor Hospitals Group PLC	112,996	1,845,317
Assura PLC	1,953,737	1,592,426
AVEVA Group PLC	65,560	1,563,456
BGEO Group PLC	90,545	2,540,970
Big Yellow Group PLC	338,630	4,022,801
Bodycote PLC	535,401	4,486,191
Bovis Homes Group PLC	279,246	4,177,544
Brammer PLC	279,406	750,536
Brewin Dolphin Holdings PLC	568,751	2,599,513
Capital & Regional PLC	1,180,878	1,131,323
Card Factory PLC	399,482	2,150,285
Central Asia Metals PLC	438,782	991,908
Chemring Group PLC	241,216	673,726
Chesnara PLC	393,693	1,943,885
Cineworld Group PLC	499,936	4,144,814
Communisis PLC	213,122	128,789
Computacenter PLC	148,263	1,861,832
Concentric AB	133,948	1,700,049
Costain Group PLC	242,600	1,335,517
Countrywide PLC	398,884	2,348,133
Cranswick PLC	83,369	2,356,792
Crest Nicholson Holdings PLC	436,234	3,581,317
Dairy Crest Group PLC	363,567	3,643,858
De La Rue PLC	346,873	2,266,143
Debenhams PLC	3,379,897	3,649,045
Dechra Pharmaceuticals PLC	127,559	2,054,941
Devro PLC	334,549	1,429,966
Dignity PLC	29,114	1,096,379
Diploma PLC	162,706	1,824,972
Domino’s Pizza Group PLC	280,392	4,347,598
E2V Technologies PLC	449,537	1,489,132
Electrocomponents PLC	1,349,756	4,740,754
Elementis PLC	558,069	1,884,435
EMIS Group PLC	103,512	1,736,205
esure Group PLC	1,043,698	3,894,992
FDM Group Holdings PLC	133,848	1,030,781
Fenner PLC	803,795	1,694,140
Ferrexpo PLC	1,506,765	477,477
Fidessa Group PLC	81,230	2,398,090
Foxtons Group PLC	394,284	1,092,534
Galliford Try PLC	173,650	3,903,127
GAME Digital PLC(a)	332,572	593,115
Genus PLC	59,793	1,369,523
Go-Ahead Group PLC	90,736	3,569,409
Greggs PLC	162,790	3,152,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

Investments	Shares	Value
Halfords Group PLC	406,652	$2,010,268
Hargreaves Services PLC	234,622	892,188
Helical Bar PLC	188,231	1,317,117
Hill & Smith Holdings PLC	156,470	1,745,802
Home Retail Group PLC	1,345,380	1,974,033
HomeServe PLC	551,922	3,365,358
Hunting PLC	250,529	1,128,073
Interserve PLC	335,373	2,572,864
ITE Group PLC	537,617	1,250,001
J D Wetherspoon PLC	129,297	1,426,423
James Fisher & Sons PLC	46,962	808,458
James Halstead PLC	227,662	1,598,901
JD Sports Fashion PLC	130,240	1,998,312
John Menzies PLC	192,385	1,176,759
Just Retirement Group PLC	724,763	1,773,259
Kcom Group PLC	1,197,076	2,037,848
Keller Group PLC	110,663	1,359,490
Kier Group PLC	162,257	3,326,585
Ladbrokes PLC	4,728,768	8,342,769
Laird PLC	649,036	3,395,024
Lavendon Group PLC	197,554	431,667
Lookers PLC	505,189	1,377,507
Low & Bonar PLC	334,070	326,821
LSL Property Services PLC	205,296	862,370
Marshalls PLC	368,377	1,764,591
Marston’s PLC	1,746,300	4,285,497
McBride PLC*	724,780	1,767,959
McColl’s Retail Group PLC	441,532	878,545
Mitie Group PLC	894,650	4,100,923
Morgan Advanced Materials PLC	550,064	2,005,769
N Brown Group PLC	804,898	3,669,347
NCC Group PLC	275,871	1,219,819
NMC Health PLC	95,738	1,186,015
Northgate PLC	163,199	946,521
Nostrum Oil & Gas PLC	379,425	2,264,341
Novae Group PLC	184,555	2,426,380
Numis Corp. PLC	273,090	985,640
OneSavings Bank PLC	200,633	1,045,937
Oxford Instruments PLC	44,409	502,036
Pace PLC	243,957	1,493,647
Pan African Resources PLC	6,504,894	745,433
PayPoint PLC	170,056	2,309,699
Pendragon PLC	2,539,832	1,750,067
Photo-Me International PLC	466,125	1,037,403
Polar Capital Holdings PLC(a)	231,538	1,386,811
Polypipe Group PLC	259,056	1,332,561
Premier Farnell PLC	1,296,014	1,871,991
Rank Group PLC	675,002	2,835,424
Redde PLC	976,331	2,964,370
Restaurant Group PLC (The)	288,816	2,918,077
Ricardo PLC	67,339	897,725
RPS Group PLC	522,933	1,826,680
Safestore Holdings PLC	364,653	1,920,890
Savills PLC	243,587	3,180,943
Schroders PLC Non-Voting Shares	112,359	3,750,975
Senior PLC	473,622	1,603,470
Shanks Group PLC	945,846	1,345,290
SIG PLC	818,662	1,732,715
Soco International PLC	1,259,916	2,734,418
Speedy Hire PLC	314,886	193,766
Spirent Communications PLC	1,036,848	1,092,670
St. Ives PLC	505,310	1,666,437
St. Modwen Properties PLC	170,580	1,043,133
SThree PLC	167,984	807,149
Synthomer PLC	560,207	2,626,517
Ted Baker PLC	44,286	1,950,362
Telecom Plus PLC(a)	260,646	4,114,420
Trinity Mirror PLC	459,381	1,123,956
TT electronics PLC	161,626	372,815
Tullett Prebon PLC	685,320	3,758,557
Tyman PLC	290,810	1,294,447
U & I Group PLC	235,494	780,963
UK Mail Group PLC	43,106	158,835
Ultra Electronics Holdings PLC	111,465	3,246,336
Unite Group PLC (The)	236,077	2,282,578
Vesuvius PLC	692,408	3,399,420
WS Atkins PLC	144,177	3,455,291
Xaar PLC	90,043	557,400
Xchanging PLC	250,328	712,090
Zoopla Property Group PLC(b)	243,425	859,288

Total United Kingdom		255,786,474

TOTAL COMMON STOCKS (Cost: $998,580,789)		969,325,211

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/16* (Cost $70,942)	866,400	79,058

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(a)(c) (Cost: $286,390)	5,282	293,785

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%

United States - 5.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $49,922,738)(e)	49,922,738	49,922,738

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $1,048,860,859)		1,019,620,792
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.7)%		(45,820,432)

NET ASSETS - 100.0%		$973,800,360

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $47,785,367 and the total market value of the collateral held by the Fund was $50,375,499. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $452,761.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	GBP	16,962	USD	25,000	$(1)

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.0%

Germany - 100.0%

Aerospace & Defense - 0.6%
MTU Aero Engines AG	15,690	$1,535,669

Air Freight & Logistics - 3.4%
Deutsche Post AG Registered Shares	310,976	8,767,942

Auto Components - 2.6%
Continental AG	26,000	6,342,145
ElringKlinger AG	10,604	270,700
Leoni AG	5,136	203,335

Total Auto Components		6,816,180

Automobiles - 14.6%
Bayerische Motoren Werke AG	142,230	15,084,270
Daimler AG Registered Shares	176,726	14,893,611
Volkswagen AG	51,968	8,033,239

Total Automobiles		38,011,120

Capital Markets - 0.1%
AURELIUS SE & Co. KGaA	4,534	237,005

Chemicals - 11.0%
BASF SE	180,464	13,863,811
Evonik Industries AG	122,514	4,074,457
Fuchs Petrolub SE	21,794	892,304
K+S AG Registered Shares	72,617	1,863,236
LANXESS AG	21,433	993,704
Linde AG	29,402	4,276,685
Symrise AG	26,168	1,743,385
Wacker Chemie AG	13,395	1,127,993

Total Chemicals		28,835,575

Commercial Services & Supplies - 0.7%
Bilfinger SE(a)	38,760	1,830,304

Construction & Engineering - 0.9%
Hochtief AG	24,222	2,259,442

Construction Materials - 0.8%
HeidelbergCement AG	24,680	2,027,363

Diversified Financial Services - 1.7%
Deutsche Boerse AG	50,916	4,501,685

Diversified Telecommunication Services - 6.6%
Deutsche Telekom AG Registered Shares	948,097	17,189,328

Electrical Equipment - 0.5%
OSRAM Licht AG	31,105	1,310,689

Food & Staples Retailing - 1.1%
METRO AG	93,174	2,991,913

Food Products - 0.8%
Suedzucker AG	99,726	1,986,815

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	11,181	346,766

Health Care Providers & Services - 2.3%
Fresenius Medical Care AG & Co. KGaA	33,781	2,852,404
Fresenius SE & Co. KGaA	44,951	3,221,333

Total Health Care Providers & Services		6,073,737

Health Care Technology - 0.1%
CompuGroup Medical AG	4,681	171,872

Hotels, Restaurants & Leisure - 0.8%
TUI AG	120,718	2,201,117

Household Products - 1.3%
Henkel AG & Co. KGaA	36,216	3,486,439

Industrial Conglomerates - 6.1%
Indus Holding AG	4,898	236,824
Rheinmetall AG	1,898	126,759
Siemens AG Registered Shares	160,147	15,636,216

Total Industrial Conglomerates		15,999,799

Insurance - 15.3%
Allianz SE Registered Shares	107,059	19,020,570
Hannover Rueck SE	38,840	4,457,573
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	63,948	12,820,082
Talanx AG*	114,028	3,535,830

Total Insurance		39,834,055

Internet & Catalog Retail - 0.1%
Takkt AG	9,824	196,842

IT Services - 0.2%
Bechtle AG	2,859	273,491
Wirecard AG(a)	3,376	170,531

Total IT Services		444,022

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	3,513	275,489

Machinery - 3.7%
DMG MORI AG	10,201	421,978
Duerr AG	13,877	1,109,489
GEA Group AG	42,640	1,732,362
KION Group AG*	27,778	1,388,665
Krones AG	3,294	394,683
KUKA AG(a)	1,458	131,537
MAN SE	41,595	4,188,617
NORMA Group SE	3,869	214,978
Wacker Neuson SE	13,548	209,352

Total Machinery		9,791,661

Media - 1.2%
Axel Springer SE	43,146	2,406,280
CTS Eventim AG & Co. KGaA	9,532	380,429
Stroeer SE	3,755	236,177

Total Media		3,022,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2015

Investments	Shares	Value
Metals & Mining - 0.8%
Aurubis AG	20,785	$1,060,636
Salzgitter AG	2,795	68,998
ThyssenKrupp AG	52,242	1,040,804

Total Metals & Mining		2,170,438

Multi-Utilities - 3.6%
E.ON SE	631,810	6,129,660
RWE AG	247,471	3,147,973

Total Multi-Utilities		9,277,633

Personal Products - 0.9%
Beiersdorf AG	26,312	2,405,522

Pharmaceuticals - 7.1%
Bayer AG Registered Shares	112,273	14,123,218
Merck KGaA	42,111	4,097,396
STADA Arzneimittel AG	10,179	412,885

Total Pharmaceuticals		18,633,499

Road & Rail - 0.1%
Sixt SE	4,925	252,468

Semiconductors & Semiconductor Equipment - 1.1%
Infineon Technologies AG	194,907	2,859,380

Software - 5.1%
SAP SE	161,410	12,866,426
Software AG	13,186	378,439

Total Software		13,244,865

Specialty Retail - 0.8%
Fielmann AG	27,487	2,036,393

Textiles, Apparel & Luxury Goods - 2.5%
adidas AG	43,478	4,246,463
Gerry Weber International AG(a)	12,730	176,729
Hugo Boss AG	25,305	2,105,644

Total Textiles, Apparel & Luxury Goods		6,528,836

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	37,249	1,179,109

Trading Companies & Distributors - 0.8%
BayWa AG(a)	6,765	208,707
Brenntag AG	34,710	1,820,420

Total Trading Companies & Distributors		2,029,127

Transportation Infrastructure - 0.1%
Hamburger Hafen und Logistik AG	15,488	236,554

TOTAL COMMON STOCKS (Cost: $286,393,304)		260,999,539

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $2,497,448)(c)	2,497,448	2,497,448

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $288,890,752)		263,496,987
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(2,645,490)

NET ASSETS - 100.0%		$260,851,497

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $2,377,792 and the total market value of the collateral held by the Fund was $2,497,637. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $189.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	EUR	57,577,848	USD	60,875,043	$(1,671,774)
1/5/2016	EUR	57,577,085	USD	60,875,043	(1,670,946)
1/5/2016	EUR	57,579,645	USD	60,875,043	(1,673,726)
1/5/2016	EUR	43,869,545	USD	46,380,989	(1,274,499)
1/5/2016	EUR	57,577,031	USD	60,875,043	(1,670,887)
1/5/2016	EUR	26,688	USD	29,000	9
1/5/2016	USD	217,474	EUR	204,704	4,896
1/5/2016	USD	5,826,757	EUR	5,279,280	(91,875)
1/5/2016	USD	2,913,379	EUR	2,687,081	5,597
1/5/2016	USD	2,215,720	EUR	2,027,785	(12,937)
1/5/2016	USD	2,215,720	EUR	2,028,230	(12,453)
1/5/2016	USD	1,874,840	EUR	1,715,637	(11,143)
1/5/2016	USD	2,215,720	EUR	2,026,941	(13,854)
1/5/2016	USD	67,283,184	EUR	61,937,940	1
1/5/2016	USD	68,372,789	EUR	62,939,244	(1,887)
1/5/2016	USD	68,372,789	EUR	62,939,128	(2,013)
1/5/2016	USD	68,372,789	EUR	62,937,854	(3,398)
2/2/2016	EUR	59,262,656	USD	64,419,100	(2,369)
2/2/2016	EUR	60,222,320	USD	65,462,324	(2,347)
2/2/2016	EUR	60,219,771	USD	65,462,324	423
2/2/2016	EUR	60,219,107	USD	65,462,324	1,146

					$(8,104,036)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.1%
Amcor Ltd.	922	$9,016
AMP Ltd.	1,454	6,167
Asciano Ltd.	485	3,084
Australia & New Zealand Banking Group Ltd.	1,351	27,453
BHP Billiton Ltd.	1,683	21,869
Commonwealth Bank of Australia	715	44,493
CSL Ltd.	97	7,432
Incitec Pivot Ltd.	1,169	3,368
Macquarie Group Ltd.	154	9,274
National Australia Bank Ltd.	1,270	27,904
QBE Insurance Group Ltd.	533	4,882
Rio Tinto Ltd.	245	7,969
Telstra Corp., Ltd.	4,782	19,518
Wesfarmers Ltd.	613	18,558
Westpac Banking Corp.	1,483	36,210
Woodside Petroleum Ltd.	718	15,003
Woolworths Ltd.	724	12,905

Total Australia		275,105

Austria - 0.1%
Andritz AG	81	3,964
OMV AG	199	5,649

Total Austria		9,613

Belgium - 1.2%
Anheuser-Busch InBev N.V.	496	61,639
Colruyt S.A.	56	2,886
KBC Groep N.V.	171	10,713
Solvay S.A.	55	5,881

Total Belgium		81,119

Brazil - 0.5%
Ambev S.A.	2,985	13,468
Banco do Brasil S.A.	1,500	5,589
BB Seguridade Participacoes S.A.	975	5,996
Vale S.A.	1,650	5,434

Total Brazil		30,487

Canada - 5.8%
Agrium, Inc.	85	7,568
Alimentation Couche-Tard, Inc. Class B	29	1,272
AltaGas Ltd.(a)	172	3,826
Bank of Montreal	305	17,144
Bank of Nova Scotia (The)	581	23,410
BCE, Inc.	529	20,359
Brookfield Asset Management, Inc. Class A	157	4,933
Canadian Imperial Bank of Commerce(a)	215	14,114
Canadian National Railway Co.	158	8,798
Canadian Natural Resources Ltd.	553	12,031
Canadian Tire Corp. Ltd. Class A	39	3,317
Cenovus Energy, Inc.	540	6,803
Crescent Point Energy Corp.(a)	684	7,938
Empire Co., Ltd.	170	3,150
Enbridge, Inc.	377	12,484
Encana Corp.	728	3,684
Gildan Activewear, Inc.	119	3,370
Goldcorp, Inc.	809	9,312
Great-West Lifeco, Inc.	558	13,871
Husky Energy, Inc.	637	6,559
Imperial Oil Ltd.	187	6,069
Intact Financial Corp.	54	3,447
Inter Pipeline Ltd.(a)	337	5,388
Magna International, Inc.	123	4,969
Manulife Financial Corp.	833	12,437
Metro, Inc.	49	1,367
Onex Corp.	23	1,404
Pembina Pipeline Corp.(a)	304	6,598
Potash Corp. of Saskatchewan, Inc.	726	12,387
Power Financial Corp.(a)	310	7,099
Rogers Communications, Inc. Class B	268	9,207
Royal Bank of Canada	628	33,523
Shaw Communications, Inc. Class B	303	5,191
Sun Life Financial, Inc.	243	7,548
Suncor Energy, Inc.	611	15,712
TELUS Corp.	262	7,216
Thomson Reuters Corp.	356	13,432
Toronto-Dominion Bank (The)	883	34,478
TransCanada Corp.(a)	476	15,485

Total Canada		386,900

Chile - 0.2%
Empresa Nacional de Electricidad S.A.	1,108	1,374
Empresas CMPC S.A.	508	1,096
Empresas COPEC S.A.	437	3,751
Enersis S.A.	15,568	3,758
S.A.C.I. Falabella	208	1,326

Total Chile		11,305

China - 4.3%
Bank of China Ltd. Class H	24,000	10,715
Belle International Holdings Ltd.	10,000	7,509
China Construction Bank Corp. Class H	115,000	78,792
China Mobile Ltd.	5,000	56,450
China Overseas Land & Investment Ltd.	2,000	7,019
China Petroleum & Chemical Corp. Class H	20,000	12,077
China Resources Power Holdings Co., Ltd.	4,000	7,783
China Unicom Hong Kong Ltd.	8,000	9,755
CITIC Ltd.	8,000	14,162
CNOOC Ltd.	21,000	21,867
Industrial & Commercial Bank of China Ltd. Class H	50,000	30,193
Lenovo Group Ltd.	10,000	10,155
Ping An Insurance Group Co. of China Ltd. Class H	2,000	11,097
Want Want China Holdings Ltd.	12,000	8,934

Total China		286,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
Czech Republic - 0.0%
Komercni Banka AS	12	$2,388

Denmark - 1.6%
AP Moeller - Maersk A/S Class B	7	9,145
Chr Hansen Holding A/S	183	11,500
Coloplast A/S Class B	160	12,973
Danske Bank A/S	604	16,283
Novo Nordisk A/S Class B	738	42,960
Pandora A/S	61	7,743
Vestas Wind Systems A/S	105	7,394

Total Denmark		107,998

Finland - 0.7%
Fortum Oyj	773	11,689
Kone Oyj Class B	245	10,425
Sampo Oyj Class A	279	14,245
UPM-Kymmene Oyj	440	8,235

Total Finland		44,594

France - 8.1%
Accor S.A.	109	4,737
Air Liquide S.A.	88	9,908
Airbus Group SE	290	19,532
AXA S.A.	1,162	31,847
BNP Paribas S.A.	292	16,567
Bouygues S.A.	298	11,830
Cap Gemini S.A.	58	5,393
Carrefour S.A.	228	6,601
Casino Guichard Perrachon S.A.	93	4,285
Christian Dior SE	55	9,365
Cie de Saint-Gobain	292	12,641
Credit Agricole S.A.	676	7,990
Danone S.A.	187	12,652
Electricite de France S.A.	843	12,431
Engie SA	1,537	27,257
Groupe Eurotunnel SE Registered Shares	100	1,245
Hermes International	11	3,725
Iliad S.A.	7	1,673
Kering	47	8,064
L’Oreal S.A.	112	18,895
Legrand S.A.	141	7,995
LVMH Moet Hennessy Louis Vuitton SE	117	18,416
Natixis S.A.	1,204	6,823
Orange S.A.	1,352	22,743
Orpea	36	2,885
Pernod Ricard S.A.	60	6,857
Publicis Groupe S.A.	58	3,867
Renault S.A.	122	12,276
Rubis SCA	17	1,291
Safran S.A.	128	8,811
Sanofi	497	42,436
Schneider Electric SE	266	15,188
SCOR SE	75	2,812
Societe Generale S.A.	288	13,318
Suez Environnement Co.	291	5,456
Teleperformance	38	3,199
TOTAL S.A.	1,468	65,805
Unibail-Rodamco SE	57	14,514
Veolia Environnement S.A.	298	7,078
Vinci S.A.	280	17,988
Vivendi S.A.	1,505	32,469
Wendel S.A.	23	2,738

Total France		541,603

Germany - 7.1%
adidas AG	70	6,837
Allianz SE Registered Shares	263	46,726
BASF SE	444	34,109
Bayer AG Registered Shares	230	28,932
Bayerische Motoren Werke AG	302	32,029
Beiersdorf AG	30	2,743
Brenntag AG	91	4,773
Continental AG	49	11,952
Daimler AG Registered Shares	479	40,368
Deutsche Boerse AG	78	6,896
Deutsche Post AG Registered Shares	635	17,904
Deutsche Telekom AG Registered Shares	2,009	36,424
E.ON SE	1,581	15,338
Evonik Industries AG	271	9,013
Fresenius Medical Care AG & Co. KGaA	65	5,488
GEA Group AG	90	3,656
Hannover Rueck SE	46	5,279
Henkel AG & Co. KGaA	40	3,851
LEG Immobilien AG*	84	6,889
Linde AG	63	9,164
MAN SE	51	5,136
METRO AG	168	5,395
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	109	21,852
ProSiebenSat.1 Media SE	148	7,519
RWE AG	825	10,494
SAP SE	283	22,559
Siemens AG Registered Shares	452	44,132
Symrise AG	58	3,864
Telefonica Deutschland Holding AG	1,850	9,829
Volkswagen AG	127	19,632

Total Germany		478,783

Hong Kong - 1.6%
AIA Group Ltd.	2,000	12,026
BOC Hong Kong Holdings Ltd.	4,500	13,761
CLP Holdings Ltd.	1,000	8,497
Hang Lung Properties Ltd.	2,000	4,552
Hang Seng Bank Ltd.	800	15,225
Hong Kong Exchanges and Clearing Ltd.	400	10,245
MTR Corp., Ltd.	2,500	12,387
New World Development Co., Ltd.	6,000	5,930
Power Assets Holdings Ltd.	1,000	9,200
Sun Hung Kai Properties Ltd.	1,000	12,077
Wharf Holdings Ltd. (The)	1,000	5,548

Total Hong Kong		109,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
Hungary - 0.1%
OTP Bank PLC	147	$3,032

Indonesia - 0.3%
Astra International Tbk PT	13,600	5,919
Bank Rakyat Indonesia Persero Tbk PT	6,600	5,470
Telekomunikasi Indonesia Persero Tbk PT	40,600	9,145

Total Indonesia		20,534

Ireland - 0.5%
CRH PLC	699	20,274
Kerry Group PLC Class A	63	5,222
Smurfit Kappa Group PLC	287	7,339

Total Ireland		32,835

Israel - 0.5%
Bezeq Israeli Telecommunication Corp., Ltd.	4,161	9,164
Teva Pharmaceutical Industries Ltd.	415	27,144

Total Israel		36,308

Italy - 1.9%
Assicurazioni Generali SpA	425	7,812
Atlantia SpA	397	10,566
Banca Popolare dell’Emilia Romagna SC	157	1,201
Enel SpA	4,232	17,892
Eni SpA	2,533	37,972
Intesa Sanpaolo SpA	3,807	12,770
Luxottica Group SpA	142	9,317
Mediobanca SpA	281	2,712
Snam SpA	3,225	16,921
UniCredit SpA	1,318	7,352
Unione di Banche Italiane SpA	179	1,206

Total Italy		125,721

Japan - 19.8%
Aeon Co., Ltd.	400	6,211
Aisin Seiki Co., Ltd.	200	8,712
Asahi Glass Co., Ltd.	1,000	5,786
Asahi Group Holdings Ltd.	200	6,316
Asahi Kasei Corp.	1,000	6,841
Astellas Pharma, Inc.	900	12,954
Bridgestone Corp.	500	17,349
Canon, Inc.	1,200	36,660
Central Japan Railway Co.	100	17,956
Chugai Pharmaceutical Co., Ltd.	200	7,049
Chugoku Electric Power Co., Inc. (The)	300	3,990
Dai-ichi Life Insurance Co., Ltd. (The)	400	6,767
Daiichi Sankyo Co., Ltd.	500	10,435
Daikin Industries Ltd.	100	7,399
Daito Trust Construction Co., Ltd.	100	11,646
Daiwa House Industry Co., Ltd.	500	14,560
Daiwa Securities Group, Inc.	1,000	6,191
Denso Corp.	400	19,346
Dentsu, Inc.	100	5,553
East Japan Railway Co.	100	9,518
Eisai Co., Ltd.	200	13,405
FANUC Corp.	200	35,047
Fuji Heavy Industries Ltd.	300	12,537
FUJIFILM Holdings Corp.	300	12,669
Fujitsu Ltd.	1,000	5,045
Hitachi Ltd.	2,000	11,497
Honda Motor Co., Ltd.	800	26,003
Hoya Corp.	200	8,281
Isuzu Motors Ltd.	700	7,646
ITOCHU Corp.	1,200	14,385
Japan Airlines Co., Ltd.	300	10,863
Japan Tobacco, Inc.	1,100	40,884
JFE Holdings, Inc.	500	7,980
JX Holdings, Inc.	2,200	9,298
Kao Corp.	200	10,399
Kawasaki Heavy Industries Ltd.	1,000	3,757
KDDI Corp.	1,400	36,706
Kirin Holdings Co., Ltd.	700	9,587
Komatsu Ltd.	400	6,624
Kubota Corp.	1,000	15,695
Kyocera Corp.	300	14,100
Lawson, Inc.	100	8,188
LIXIL Group Corp.	200	4,489
Makita Corp.	100	5,844
Marubeni Corp.	1,200	6,236
Mitsubishi Chemical Holdings Corp.	1,100	7,080
Mitsubishi Corp.	900	15,173
Mitsubishi Electric Corp.	1,000	10,661
Mitsubishi Heavy Industries Ltd.	2,000	8,867
Mitsubishi Tanabe Pharma Corp.	400	6,970
Mitsubishi UFJ Financial Group, Inc.	5,400	33,986
Mitsui & Co., Ltd.	1,500	18,024
Mizuho Financial Group, Inc.	12,900	26,112
Murata Manufacturing Co., Ltd.	100	14,606
Nagoya Railroad Co., Ltd.	1,000	4,198
Nippon Steel & Sumitomo Metal Corp.	400	8,034
Nippon Telegraph & Telephone Corp.	1,000	40,201
Nissan Motor Co., Ltd.	2,500	26,591
Nitto Denko Corp.	100	7,408
Nomura Holdings, Inc.	1,900	10,726
Nomura Research Institute Ltd.	300	11,646
NSK Ltd.	500	5,511
NTT Data Corp.	100	4,888
NTT DOCOMO, Inc.	2,600	53,688
Omron Corp.	200	6,758
Ono Pharmaceutical Co., Ltd.	100	18,031
Osaka Gas Co., Ltd.	2,000	7,289
Otsuka Holdings Co., Ltd.	300	10,766
Panasonic Corp.	800	8,250
Recruit Holdings Co., Ltd.	200	5,919
Resona Holdings, Inc.	1,600	7,863
Ricoh Co., Ltd.	800	8,320
Secom Co., Ltd.	100	6,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
Seiko Epson Corp.	400	$6,218
Sekisui House Ltd.	700	11,909
Seven & I Holdings Co., Ltd.	200	9,227
Shin-Etsu Chemical Co., Ltd.	100	5,501
Shionogi & Co., Ltd.	100	4,575
SoftBank Group Corp.	200	10,207
Sompo Japan Nipponkoa Holdings, Inc.	200	6,669
Sumitomo Chemical Co., Ltd.	1,000	5,827
Sumitomo Corp.	1,100	11,343
Sumitomo Electric Industries Ltd.	400	5,733
Sumitomo Metal Mining Co., Ltd.	1,000	12,299
Sumitomo Mitsui Financial Group, Inc.	800	30,631
Sumitomo Mitsui Trust Holdings, Inc.	2,000	7,664
Taiheiyo Cement Corp.	1,000	2,943
Takeda Pharmaceutical Co., Ltd.	500	25,209
Tokio Marine Holdings, Inc.	300	11,751
Tokyo Electron Ltd.	200	12,173
Tokyo Gas Co., Ltd.	1,000	4,745
Toray Industries, Inc.	1,000	9,394
Toyota Motor Corp.	2,300	143,168
Toyota Tsusho Corp.	200	4,737
Trend Micro, Inc.	200	8,197
West Japan Railway Co.	100	6,978
Yahoo Japan Corp.	3,000	12,320
Yamaha Motor Co., Ltd.	300	6,843

Total Japan		1,329,081

Malaysia - 0.2%
Genting Bhd	3,100	5,300
Public Bank Bhd	300	1,294
Sime Darby Bhd	4,800	8,664

Total Malaysia		15,258

Mexico - 0.8%
Alfa S.A.B. de C.V. Class A	2,694	5,319
America Movil S.A.B. de C.V. Series L	12,734	8,936
Coca-Cola Femsa S.A.B. de C.V. Series L	225	1,614
Fomento Economico Mexicano S.A.B. de C.V.	644	6,027
Grupo Financiero Banorte S.A.B. de C.V. Class O	300	1,650
Grupo Mexico S.A.B. de C.V. Series B	3,158	6,727
Grupo Televisa S.A.B. Series CPO	225	1,229
Wal-Mart de Mexico S.A.B. de C.V. Series V	9,074	22,849

Total Mexico		54,351

Netherlands - 1.7%
Aegon N.V.	1,341	7,619
Akzo Nobel N.V.	99	6,633
ASML Holding N.V.	112	10,044
Boskalis Westminster	119	4,864
Heineken Holding N.V.	89	6,864
Heineken N.V.	151	12,921
ING Groep N.V. CVA	1,477	19,976
Koninklijke Ahold N.V.	368	7,785
Koninklijke DSM N.V.	122	6,133
Koninklijke KPN N.V.	1,938	7,352
Koninklijke Philips N.V.	502	12,848
Steinhoff International Holdings N.V.	1,087	5,507
Wolters Kluwer N.V.	238	8,006

Total Netherlands		116,552

Norway - 0.4%
DNB ASA	475	5,892
Statoil ASA	968	13,528
Telenor ASA	414	6,937

Total Norway		26,357

Philippines - 0.2%
Philippine Long Distance Telephone Co.	335	14,666

Poland - 0.1%
Bank Pekao S.A.	138	5,015
Powszechny Zaklad Ubezpieczen S.A.	140	1,206

Total Poland		6,221

Portugal - 0.1%
EDP-Energias de Portugal S.A.	2,138	7,713

Russia - 0.6%
Gazprom PAO ADR	2,819	10,409
Lukoil PJSC ADR	281	9,048
Magnit PJSC GDR Reg S	60	2,413
MMC Norilsk Nickel PJSC ADR	757	9,588
Mobile TeleSystems PJSC ADR	533	3,294
Rosneft OAO GDR Reg S	1,884	6,549
Sberbank of Russia PJSC ADR	240	1,411

Total Russia		42,712

Singapore - 0.8%
CapitaLand Ltd.	1,200	2,834
DBS Group Holdings Ltd.	900	10,588
Global Logistic Properties Ltd.	1,800	2,728
Keppel Corp., Ltd.	600	2,753
Oversea-Chinese Banking Corp., Ltd.	200	1,241
Singapore Airlines Ltd.	100	789
Singapore Exchange Ltd.	1,000	5,428
Singapore Technologies Engineering Ltd.	2,100	4,456
Singapore Telecommunications Ltd.	6,400	16,557
United Overseas Bank Ltd.	500	6,911

Total Singapore		54,285

South Africa - 0.9%
Barclays Africa Group Ltd.	454	4,204
Bidvest Group Ltd. (The)	261	5,528
FirstRand Ltd.	2,991	8,178
MTN Group Ltd.	917	7,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
Nedbank Group Ltd.	250	$3,043
Remgro Ltd.	67	1,060
Sanlam Ltd.	1,208	4,720
Sasol Ltd.	353	9,554
Standard Bank Group Ltd.	738	5,406
Tiger Brands Ltd.	57	1,164
Vodacom Group Ltd.	1,178	11,587

Total South Africa		62,308

South Korea - 2.9%
Hana Financial Group, Inc.	155	3,120
Hyundai Mobis Co., Ltd.	32	6,727
Hyundai Motor Co.	126	16,011
Industrial Bank of Korea	396	4,171
Kangwon Land, Inc.	181	5,927
KB Financial Group, Inc.	177	5,004
Kia Motors Corp.	191	8,568
Korea Electric Power Corp.	154	6,567
KT&G Corp.	115	10,249
LG Chem Ltd.	28	7,844
LG Display Co., Ltd.	278	5,820
NAVER Corp.	4	2,245
POSCO	87	12,354
Samsung Electronics Co., Ltd.	55	59,102
Samsung Fire & Marine Insurance Co., Ltd.	29	7,605
Samsung Life Insurance Co., Ltd.	82	7,693
Shinhan Financial Group Co., Ltd.	230	7,758
SK Hynix, Inc.	172	4,511
SK Telecom Co., Ltd.	72	13,233

Total South Korea		194,509

Spain - 2.3%
Abertis Infraestructuras S.A.	172	2,693
Amadeus IT Holding S.A. Class A	134	5,922
Banco Bilbao Vizcaya Argentaria S.A.	1,261	9,231
Banco Popular Espanol S.A.	323	1,068
Banco Santander S.A.	6,206	30,728
Bankinter S.A.	176	1,251
CaixaBank S.A.	1,390	4,853
Endesa S.A.	446	8,975
Ferrovial S.A.	359	8,133
Gas Natural SDG S.A.	491	10,036
Iberdrola S.A.	1,561	11,107
Industria de Diseno Textil S.A.	495	17,040
Red Electrica Corp. S.A.	54	4,523
Repsol S.A.	769	8,454
Telefonica S.A.	2,421	26,917

Total Spain		150,931

Sweden - 2.2%
Atlas Copco AB Class B	1,056	24,463
Hennes & Mauritz AB Class B	647	23,185
Nordea Bank AB	2,432	26,915
Swedbank AB Class A	751	16,667
Telefonaktiebolaget LM Ericsson Class B	2,949	28,788
TeliaSonera AB	3,282	16,424
Volvo AB Class B	1,386	13,004

Total Sweden		149,446

Switzerland - 8.4%
ABB Ltd. Registered Shares*	1,327	23,809
Adecco S.A. Registered Shares*	141	9,705
Baloise Holding AG Registered Shares	25	3,187
Cie Financiere Richemont S.A. Registered Shares	173	12,461
Clariant AG Registered Shares*	255	4,843
Credit Suisse Group AG Registered Shares*	360	7,801
Givaudan S.A. Registered Shares*	7	12,748
Kuehne + Nagel International AG Registered Shares	115	15,831
Nestle S.A. Registered Shares	1,370	102,031
Novartis AG Registered Shares	1,091	94,604
Partners Group Holding AG	21	7,579
Roche Holding AG Bearer Shares	35	9,677
Roche Holding AG Genusschein	348	96,091
SGS S.A. Registered Shares	7	13,364
STMicroelectronics N.V.	1,367	9,303
Swatch Group AG (The) Registered Shares	114	7,744
Swiss Life Holding AG Registered Shares*	13	3,523
Swiss Re AG	425	41,672
Swisscom AG Registered Shares	28	14,070
Syngenta AG Registered Shares	49	19,204
UBS Group AG Registered Shares	1,419	27,671
Zurich Insurance Group AG*	114	29,428

Total Switzerland		566,346

Taiwan - 2.4%
Chunghwa Telecom Co., Ltd.	9,000	27,153
E.Sun Financial Holding Co., Ltd.	23,000	13,409
First Financial Holding Co., Ltd.	40,000	18,632
Hon Hai Precision Industry Co., Ltd.	3,400	8,364
Hua Nan Financial Holdings Co., Ltd.	38,000	17,642
SinoPac Financial Holdings Co., Ltd.	32,000	9,128
Taishin Financial Holding Co., Ltd.	35,000	12,147
Taiwan Cooperative Financial Holding Co., Ltd.	39,000	16,326
Taiwan Semiconductor Manufacturing Co., Ltd.	9,000	39,182

Total Taiwan		161,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Investments	Shares	Value
Thailand - 0.2%
Advanced Info Service PCL NVDR	700	$2,957
CP ALL PCL NVDR	3,200	3,490
PTT PCL NVDR	1,000	6,781

Total Thailand		13,228

Turkey - 0.1%
Akbank TAS	1,776	4,077
Turkiye Garanti Bankasi AS	1,942	4,737

Total Turkey		8,814

United Kingdom - 16.1%
Aberdeen Asset Management PLC	1,517	6,471
Associated British Foods PLC	154	7,586
AstraZeneca PLC	646	43,955
Aviva PLC	1,717	13,058
BAE Systems PLC	2,492	18,350
Barclays PLC	4,897	15,799
BG Group PLC	944	13,705
BHP Billiton PLC	932	10,440
BP PLC	15,943	83,184
British American Tobacco PLC	885	49,189
BT Group PLC	2,815	19,571
Carnival PLC	124	7,066
Centrica PLC	3,287	10,566
Compass Group PLC	697	12,071
Diageo PLC	1,036	28,348
easyJet PLC	244	6,258
GlaxoSmithKline PLC	3,878	78,478
HSBC Holdings PLC	11,541	91,209
Imperial Tobacco Group PLC	505	26,695
ITV PLC	1,925	7,848
J Sainsbury PLC(a)	1,712	6,530
John Wood Group PLC	679	6,130
Kingfisher PLC	1,318	6,401
Legal & General Group PLC	3,508	13,846
Lloyds Banking Group PLC	14,202	15,295
Marks & Spencer Group PLC	1,262	8,415
National Grid PLC	2,294	31,698
Next PLC	122	13,109
Pearson PLC	237	2,571
Pennon Group PLC	437	5,546
Prudential PLC	814	18,368
Reckitt Benckiser Group PLC	234	21,663
RELX N.V.	511	8,626
RELX PLC	634	11,185
Rio Tinto PLC	989	28,855
Royal Dutch Shell PLC Class A	3,002	67,520
Royal Dutch Shell PLC Class B	1,660	37,752
SABMiller PLC	466	27,951
Segro PLC	1,138	7,202
Sky PLC	787	12,899
Smith & Nephew PLC	454	8,083
Smiths Group PLC	444	6,148
SSE PLC	727	16,373
Standard Life PLC	1,348	7,743
Taylor Wimpey PLC	3,894	11,657
Telecity Group PLC	250	4,624
Unilever N.V. CVA	844	36,770
Unilever PLC	578	24,931
United Utilities Group PLC	497	6,853
Vodafone Group PLC	15,808	51,492
WM Morrison Supermarkets PLC	2,653	5,795

Total United Kingdom		1,081,878

TOTAL COMMON STOCKS (Cost: $7,119,194)		6,640,920

RIGHTS - 0.0%

Italy - 0.0%
Unione di Banche Italiane SpA, expiring 1/12/16*† (Cost $0)	179	0

EXCHANGE-TRADED NOTE - 1.5%

United States - 1.5%
iPath MSCI India Index ETN* (Cost: $109,975)	1,632	104,579

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $38,217)(c)	38,217	38,217

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $7,267,386)		6,783,716
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(61,008)

NET ASSETS - 100.0%		$6,722,708

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $61,413 and the total market value of the collateral held by the Fund was $64,852. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $26,635.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	CHF	119,916	USD	116,976	$(2,820)
1/5/2016	CHF	119,913	USD	116,976	(2,817)
1/5/2016	CHF	119,941	USD	116,976	(2,845)
1/5/2016	CHF	119,935	USD	116,976	(2,840)
1/5/2016	CHF	91,364	USD	89,125	(2,147)
1/5/2016	CZK	16,062	USD	628	(18)
1/5/2016	CZK	16,057	USD	628	(17)
1/5/2016	CZK	16,053	USD	628	(17)
1/5/2016	CZK	16,033	USD	628	(17)
1/5/2016	CZK	12,240	USD	479	(13)
1/5/2016	DKK	154,767	USD	21,944	(585)
1/5/2016	DKK	154,787	USD	21,944	(588)
1/5/2016	DKK	154,767	USD	21,944	(585)
1/5/2016	DKK	154,788	USD	21,944	(588)
1/5/2016	DKK	117,909	USD	16,720	(443)
1/5/2016	EUR	340,713	USD	360,229	(9,888)
1/5/2016	EUR	340,718	USD	360,229	(9,893)
1/5/2016	EUR	340,728	USD	360,229	(9,904)
1/5/2016	EUR	340,723	USD	360,229	(9,899)
1/5/2016	EUR	259,570	USD	274,464	(7,507)
1/5/2016	GBP	17,400	EUR	23,587	(23)
1/5/2016	GBP	154,420	USD	232,481	4,881
1/5/2016	GBP	154,426	USD	232,481	4,872
1/5/2016	GBP	154,417	USD	232,481	4,886
1/5/2016	GBP	154,427	USD	232,481	4,871
1/5/2016	GBP	117,644	USD	177,130	3,734
1/5/2016	HKD	658,531	USD	84,966	(4)
1/5/2016	HKD	658,567	USD	84,966	(9)
1/5/2016	HKD	658,576	USD	84,966	(10)
1/5/2016	HKD	658,534	USD	84,966	(5)
1/5/2016	HKD	501,722	USD	64,736	(1)
1/5/2016	HUF	111,023	USD	377	(5)
1/5/2016	HUF	110,983	USD	377	(5)
1/5/2016	HUF	110,988	USD	377	(5)
1/5/2016	HUF	111,034	USD	377	(5)
1/5/2016	HUF	85,366	USD	290	(3)
1/5/2016	ILS	29,372	USD	7,594	46
1/5/2016	ILS	29,370	USD	7,594	46
1/5/2016	ILS	29,375	USD	7,594	45
1/5/2016	ILS	29,367	USD	7,594	47
1/5/2016	ILS	22,389	USD	5,790	36
1/5/2016	NOK	52,881	USD	6,088	114
1/5/2016	NOK	52,877	USD	6,088	114
1/5/2016	NOK	52,880	USD	6,088	114
1/5/2016	NOK	52,878	USD	6,088	114
1/5/2016	NOK	40,299	USD	4,640	87
1/5/2016	PHP	185,428	USD	3,917	(25)
1/5/2016	PHP	185,428	USD	3,921	(21)
1/5/2016	PHP	185,428	USD	3,919	(23)
1/5/2016	PHP	185,429	USD	3,926	(16)
1/5/2016	PLN	5,694	USD	1,407	(35)
1/5/2016	PLN	5,693	USD	1,407	(35)
1/5/2016	PLN	5,694	USD	1,407	(35)
1/5/2016	PLN	5,686	USD	1,407	(33)
1/5/2016	PLN	4,350	USD	1,075	(26)
1/5/2016	SEK	279,307	USD	32,068	(1,062)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	SEK	279,271	USD	32,068	$(1,058)
1/5/2016	SEK	279,284	USD	32,068	(1,059)
1/5/2016	SEK	279,310	USD	32,068	(1,063)
1/5/2016	SEK	212,777	USD	24,434	(805)
1/5/2016	TRY	5,831	USD	1,986	(11)
1/5/2016	TRY	5,831	USD	1,986	(11)
1/5/2016	TRY	5,832	USD	1,986	(11)
1/5/2016	TRY	5,831	USD	1,986	(11)
1/5/2016	TRY	4,452	USD	1,516	(9)
1/5/2016	USD	6,241	CHF	6,187	(60)
1/5/2016	USD	136,047	CHF	136,190	7
1/5/2016	USD	138,247	CHF	138,381	(4)
1/5/2016	USD	138,247	CHF	138,389	4
1/5/2016	USD	138,247	CHF	138,392	7
1/5/2016	USD	34	CZK	839	—
1/5/2016	USD	731	CZK	18,182	—
1/5/2016	USD	742	CZK	18,457	—
1/5/2016	USD	742	CZK	18,456	—
1/5/2016	USD	742	CZK	18,457	—
1/5/2016	USD	1,171	DKK	7,997	(7)
1/5/2016	USD	25,523	DKK	175,351	2
1/5/2016	USD	25,934	DKK	178,170	1
1/5/2016	USD	25,934	DKK	178,170	1
1/5/2016	USD	25,934	DKK	178,170	1
1/5/2016	USD	19,220	EUR	17,593	(109)
1/5/2016	USD	418,952	EUR	385,650	(21)
1/5/2016	USD	425,736	EUR	391,903	(12)
1/5/2016	USD	425,736	EUR	391,902	(13)
1/5/2016	USD	425,736	EUR	391,894	(21)
1/5/2016	USD	12,404	GBP	8,331	(126)
1/5/2016	USD	270,379	GBP	183,435	(14)
1/5/2016	USD	274,757	GBP	186,410	(7)
1/5/2016	USD	274,757	GBP	186,421	8
1/5/2016	USD	274,757	GBP	186,406	(14)
1/5/2016	USD	4,533	HKD	35,137	1
1/5/2016	USD	98,819	HKD	765,824	(5)
1/5/2016	USD	100,416	HKD	778,200	(5)
1/5/2016	USD	100,416	HKD	778,262	3
1/5/2016	USD	100,416	HKD	778,200	(5)
1/5/2016	USD	20	HUF	5,750	—
1/5/2016	USD	446	HUF	129,735	—
1/5/2016	USD	440	HUF	128,006	—
1/5/2016	USD	446	HUF	129,751	—
1/5/2016	USD	446	HUF	129,748	—
1/5/2016	USD	405	ILS	1,578	1
1/5/2016	USD	8,833	ILS	34,366	(1)
1/5/2016	USD	8,976	ILS	34,924	(1)
1/5/2016	USD	8,976	ILS	34,929	1
1/5/2016	USD	8,976	ILS	34,923	(1)
1/5/2016	USD	325	NOK	2,847	(3)
1/5/2016	USD	7,082	NOK	62,681	(1)
1/5/2016	USD	7,195	NOK	63,684	—
1/5/2016	USD	7,195	NOK	63,689	—
1/5/2016	USD	7,195	NOK	63,682	—
1/5/2016	USD	176	PHP	8,343	2
1/5/2016	USD	15,609	PHP	733,370	(18)
1/5/2016	USD	75	PLN	291	(1)
1/5/2016	USD	1,639	PLN	6,473	—
1/5/2016	USD	1,663	PLN	6,567	—
1/5/2016	USD	1,663	PLN	6,568	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	USD	1,663	PLN	6,567	$—
1/5/2016	USD	1,711	SEK	14,543	14
1/5/2016	USD	37,298	SEK	314,421	(3)
1/5/2016	USD	37,899	SEK	319,502	(1)
1/5/2016	USD	37,899	SEK	319,527	2
1/5/2016	USD	37,899	SEK	319,495	(2)
1/5/2016	USD	106	TRY	310	—
1/5/2016	USD	2,313	TRY	6,752	(1)
1/5/2016	USD	2,347	TRY	6,852	—
1/5/2016	USD	2,347	TRY	6,850	(1)
1/5/2016	USD	2,347	TRY	6,852	—
1/6/2016	AUD	78,703	USD	56,923	(335)
1/6/2016	AUD	78,708	USD	56,923	(338)
1/6/2016	AUD	78,700	USD	56,923	(333)
1/6/2016	AUD	78,708	USD	56,923	(339)
1/6/2016	AUD	59,962	USD	43,371	(252)
1/6/2016	BRL	28,657	USD	7,236	(5)
1/6/2016	BRL	28,657	USD	7,242	1
1/6/2016	BRL	28,657	USD	7,279	38
1/6/2016	BRL	28,657	USD	7,381	140
1/6/2016	BRL	21,834	USD	5,519	2
1/6/2016	CAD	26,000	JPY	2,259,784	68
1/6/2016	CAD	119,112	USD	89,441	3,693
1/6/2016	CAD	119,114	USD	89,441	3,692
1/6/2016	CAD	119,104	USD	89,441	3,699
1/6/2016	CAD	119,106	USD	89,441	3,697
1/6/2016	CAD	90,748	USD	68,148	2,819
1/6/2016	CLP	1,674,057	USD	2,346	(16)
1/6/2016	CLP	1,674,057	USD	2,347	(15)
1/6/2016	CLP	1,674,057	USD	2,350	(12)
1/6/2016	CLP	1,674,057	USD	2,345	(17)
1/6/2016	CLP	1,275,474	USD	1,789	(11)
1/6/2016	IDR	65,508,382	USD	4,703	(49)
1/6/2016	IDR	65,508,381	USD	4,699	(52)
1/6/2016	IDR	65,508,385	USD	4,698	(53)
1/6/2016	IDR	65,508,382	USD	4,703	(49)
1/6/2016	INR	1,719,182	USD	25,587	(365)
1/6/2016	INR	1,719,183	USD	25,578	(374)
1/6/2016	INR	1,719,183	USD	25,583	(369)
1/6/2016	INR	1,719,182	USD	25,591	(361)
1/6/2016	JPY	34,971,562	USD	284,018	(6,705)
1/6/2016	JPY	34,970,909	USD	284,018	(6,699)
1/6/2016	JPY	34,970,028	USD	284,018	(6,692)
1/6/2016	JPY	34,968,409	USD	284,018	(6,679)
1/6/2016	JPY	26,640,945	USD	216,399	(5,070)
1/6/2016	KRW	59,698,502	USD	51,602	712
1/6/2016	KRW	59,698,504	USD	51,502	612
1/6/2016	KRW	59,698,502	USD	51,541	651
1/6/2016	KRW	59,698,501	USD	51,575	686
1/6/2016	MXN	207,254	USD	12,453	454
1/6/2016	MXN	207,244	USD	12,453	454
1/6/2016	MXN	207,276	USD	12,453	453
1/6/2016	MXN	207,283	USD	12,453	452
1/6/2016	MXN	157,948	USD	9,491	346
1/6/2016	MYR	17,669	USD	4,148	32
1/6/2016	MYR	17,669	USD	4,147	31
1/6/2016	MYR	17,670	USD	4,152	36
1/6/2016	MYR	17,669	USD	4,152	36
1/6/2016	SGD	15,894	USD	11,267	63
1/6/2016	SGD	15,894	USD	11,267	64

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	SGD	15,895	USD	11,267	$63
1/6/2016	SGD	15,894	USD	11,267	64
1/6/2016	SGD	12,113	USD	8,586	48
1/6/2016	THB	153,405	USD	4,271	8
1/6/2016	THB	153,405	USD	4,270	7
1/6/2016	THB	153,405	USD	4,271	8
1/6/2016	THB	153,405	USD	4,270	7
1/6/2016	TWD	1,358,567	USD	41,546	195
1/6/2016	TWD	1,358,567	USD	41,585	233
1/6/2016	TWD	1,358,566	USD	41,546	195
1/6/2016	TWD	1,358,567	USD	41,604	252
1/6/2016	USD	3,037	AUD	4,229	39
1/6/2016	USD	66,204	AUD	91,004	3
1/6/2016	USD	67,274	AUD	92,472	1
1/6/2016	USD	67,274	AUD	92,473	1
1/6/2016	USD	67,274	AUD	92,475	3
1/6/2016	USD	392	BRL	1,588	9
1/6/2016	USD	33,693	BRL	134,874	387
1/6/2016	USD	4,772	CAD	6,670	30
1/6/2016	USD	104,022	CAD	144,489	(6)
1/6/2016	USD	105,706	CAD	146,841	4
1/6/2016	USD	105,706	CAD	146,830	(4)
1/6/2016	USD	105,706	CAD	146,827	(6)
1/6/2016	USD	128	CLP	88,854	(3)
1/6/2016	USD	11,118	CLP	7,882,848	5
1/6/2016	USD	217	IDR	2,980,961	—
1/6/2016	USD	18,779	IDR	259,052,569	11
1/6/2016	USD	1,155	INR	76,679	3
1/6/2016	USD	102,488	INR	6,800,051	163
1/6/2016	USD	15,154	JPY	1,833,971	92
1/6/2016	USD	330,319	JPY	39,732,520	(18)
1/6/2016	USD	335,666	JPY	40,375,920	(16)
1/6/2016	USD	335,666	JPY	40,377,733	(1)
1/6/2016	USD	335,666	JPY	40,375,249	(22)
1/6/2016	USD	2,323	KRW	2,735,197	9
1/6/2016	USD	50,268	KRW	59,014,703	39
1/6/2016	USD	50,345	KRW	59,014,703	(38)
1/6/2016	USD	50,330	KRW	59,014,703	(23)
1/6/2016	USD	50,319	KRW	59,014,703	(13)
1/6/2016	USD	664	MXN	11,343	(7)
1/6/2016	USD	14,485	MXN	250,152	(2)
1/6/2016	USD	14,718	MXN	254,227	1
1/6/2016	USD	14,718	MXN	254,197	(1)
1/6/2016	USD	14,718	MXN	254,190	(1)
1/6/2016	USD	187	MYR	801	—
1/6/2016	USD	16,282	MYR	69,876	(6)
1/6/2016	USD	601	SGD	846	(4)
1/6/2016	USD	13,105	SGD	18,591	(1)
1/6/2016	USD	13,316	SGD	18,892	1
1/6/2016	USD	13,316	SGD	18,892	1
1/6/2016	USD	13,316	SGD	18,889	(2)
1/6/2016	USD	191	THB	6,909	1
1/6/2016	USD	16,830	THB	606,711	30
1/6/2016	USD	1,861	TWD	61,140	—
1/6/2016	USD	163,466	TWD	5,373,127	78
1/7/2016	NZD	613	USD	403	(17)
1/7/2016	NZD	613	USD	403	(17)
1/7/2016	NZD	613	USD	403	(17)
1/7/2016	NZD	613	USD	403	(17)
1/7/2016	NZD	472	USD	310	(13)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/7/2016	USD	22	NZD	33	$—
1/7/2016	USD	472	NZD	690	—
1/7/2016	USD	476	NZD	695	—
1/7/2016	USD	476	NZD	695	—
1/7/2016	USD	476	NZD	695	—
1/8/2016	USD	864	ZAR	13,044	(23)
1/8/2016	USD	18,830	ZAR	291,804	(8)
1/8/2016	USD	19,131	ZAR	296,579	(1)
1/8/2016	USD	19,131	ZAR	296,424	(11)
1/8/2016	USD	19,131	ZAR	296,565	(2)
1/8/2016	ZAR	235,055	USD	16,188	1,027
1/8/2016	ZAR	235,071	USD	16,188	1,026
1/8/2016	ZAR	235,032	USD	16,188	1,028
1/8/2016	ZAR	235,038	USD	16,188	1,028
1/8/2016	ZAR	179,079	USD	12,335	784
2/2/2016	CHF	138,129	USD	138,137	(22)
2/2/2016	CHF	140,347	USD	140,372	(5)
2/2/2016	CHF	140,371	USD	140,372	(29)
2/2/2016	CHF	140,361	USD	140,372	(19)
2/2/2016	CZK	17,705	USD	712	—
2/2/2016	CZK	17,953	USD	722	—
2/2/2016	CZK	17,954	USD	722	—
2/2/2016	CZK	17,954	USD	722	—
2/2/2016	DKK	179,269	USD	26,112	(3)
2/2/2016	DKK	182,139	USD	26,531	(3)
2/2/2016	DKK	182,142	USD	26,531	(3)
2/2/2016	DKK	182,145	USD	26,531	(3)
2/2/2016	EUR	374,502	USD	407,110	7
2/2/2016	EUR	380,587	USD	413,702	(15)
2/2/2016	EUR	380,571	USD	413,702	3
2/2/2016	EUR	380,566	USD	413,702	7
2/2/2016	GBP	174,379	USD	257,043	5
2/2/2016	GBP	177,206	USD	261,203	(2)
2/2/2016	GBP	177,216	USD	261,203	(16)
2/2/2016	GBP	177,201	USD	261,203	6
2/2/2016	HKD	751,540	USD	96,999	2
2/2/2016	HKD	763,673	USD	98,567	4
2/2/2016	HKD	763,774	USD	98,567	(9)
2/2/2016	HKD	763,679	USD	98,567	3
2/2/2016	HUF	131,593	USD	452	—
2/2/2016	HUF	130,443	USD	448	—
2/2/2016	HUF	131,607	USD	452	—
2/2/2016	HUF	131,615	USD	452	—
2/2/2016	ILS	35,292	USD	9,073	(1)
2/2/2016	ILS	35,855	USD	9,218	(1)
2/2/2016	ILS	35,861	USD	9,218	(2)
2/2/2016	ILS	35,864	USD	9,218	(3)
2/2/2016	NOK	58,361	USD	6,592	—
2/2/2016	NOK	59,292	USD	6,697	—
2/2/2016	NOK	59,299	USD	6,697	—
2/2/2016	NOK	59,294	USD	6,697	—
2/2/2016	PHP	729,664	USD	15,470	(33)
2/2/2016	PLN	6,416	USD	1,623	(1)
2/2/2016	PLN	6,516	USD	1,649	—
2/2/2016	PLN	6,517	USD	1,649	—
2/2/2016	PLN	6,517	USD	1,649	—
2/2/2016	SEK	308,737	USD	36,653	2
2/2/2016	SEK	313,722	USD	37,243	—
2/2/2016	SEK	313,762	USD	37,243	(5)
2/2/2016	SEK	313,729	USD	37,243	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2016	TRY	6,606	USD	2,244	$(1)
2/2/2016	TRY	6,702	USD	2,277	—
2/2/2016	TRY	6,700	USD	2,277	1
2/2/2016	TRY	6,703	USD	2,277	—
2/3/2016	AUD	93,878	USD	68,198	(6)
2/3/2016	AUD	95,391	USD	69,300	(4)
2/3/2016	AUD	95,393	USD	69,300	(5)
2/3/2016	AUD	95,394	USD	69,300	(5)
2/3/2016	BRL	125,623	USD	31,089	(341)
2/3/2016	CAD	134,085	USD	96,536	3
2/3/2016	CAD	136,259	USD	98,098	—
2/3/2016	CAD	136,260	USD	98,098	(1)
2/3/2016	CAD	136,254	USD	98,098	3
2/3/2016	CLP	7,738,020	USD	10,880	(3)
2/3/2016	IDR	259,458,170	USD	18,626	(59)
2/3/2016	INR	6,726,508	USD	101,014	(189)
2/3/2016	JPY	39,114,892	USD	325,365	1
2/3/2016	JPY	39,748,488	USD	330,634	(1)
2/3/2016	JPY	39,750,274	USD	330,634	(15)
2/3/2016	JPY	39,749,646	USD	330,634	(10)
2/3/2016	KRW	56,516,235	USD	48,154	140
2/3/2016	KRW	56,516,235	USD	48,173	159
2/3/2016	KRW	56,516,235	USD	48,097	83
2/3/2016	KRW	56,516,235	USD	48,150	136
2/3/2016	NZD	719	USD	491	—
2/3/2016	NZD	727	USD	497	—
2/3/2016	NZD	727	USD	497	—
2/3/2016	NZD	727	USD	497	—
2/3/2016	SGD	18,565	USD	13,072	(1)
2/3/2016	SGD	18,863	USD	13,282	(2)
2/3/2016	SGD	18,843	USD	13,282	13
2/3/2016	SGD	18,865	USD	13,282	(2)
2/3/2016	THB	531,178	USD	14,702	(47)
2/3/2016	TWD	5,210,857	USD	158,048	(139)
2/4/2016	MXN	227,934	USD	13,171	2
2/4/2016	MXN	231,667	USD	13,383	(2)
2/4/2016	MXN	231,621	USD	13,383	1
2/4/2016	MXN	231,641	USD	13,383	—
2/4/2016	MYR	69,857	USD	16,269	9
2/5/2016	ZAR	265,272	USD	17,016	(8)
2/5/2016	ZAR	269,446	USD	17,291	(1)
2/5/2016	ZAR	269,551	USD	17,291	(7)
2/5/2016	ZAR	269,480	USD	17,291	(3)

					$(51,363)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

CZK	Czech koruna

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

HUF	Hungary forint

IDR	Indonesian rupiah

ILS	Israeli new shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.3%
Abacus Property Group	1,839	$4,282
BWP Trust	1,982	4,557
Charter Hall Group	1,484	4,902
Charter Hall Retail REIT	1,619	4,912
Cromwell Property Group	9,371	7,159
Dexus Property Group	3,813	20,806
Goodman Group	5,110	23,310
GPT Group (The)	5,841	20,313
Growthpoint Properties Australia Ltd.	2,336	5,235
Investa Office Fund	2,079	6,050
LendLease Group	1,775	18,415
Mirvac Group	14,550	20,960
Scentre Group	20,157	61,447
Stockland	11,093	33,090
Vicinity Centres	12,529	25,523
Westfield Corp.	5,393	37,314

Total Australia		298,275

Austria - 0.1%
CA Immobilien Anlagen AG*	197	3,602

Belgium - 0.9%
Befimmo S.A.	89	5,317
Cofinimmo S.A.	112	11,973
Warehouses De Pauw	63	5,560

Total Belgium		22,850

Brazil - 0.3%
BR Malls Participacoes S.A.	1,296	3,636
Multiplan Empreendimentos Imobiliarios S.A.	299	2,872

Total Brazil		6,508

Canada - 6.2%
Allied Properties Real Estate Investment Trust	251	5,704
Artis Real Estate Investment Trust	818	7,538
Boardwalk Real Estate Investment Trust	133	4,543
Brookfield Asset Management, Inc. Class A	976	30,669
Canadian Apartment Properties REIT	354	6,840
Canadian Real Estate Investment Trust	243	7,358
Cominar Real Estate Investment Trust	1,020	10,801
Dream Office Real Estate Investment Trust	795	9,941
First Capital Realty, Inc.	797	10,528
Granite Real Estate Investment Trust	211	5,766
H&R Real Estate Investment Trust	1,336	19,284
RioCan Real Estate Investment Trust	1,275	21,744
Smart Real Estate Investment Trust	485	10,541

Total Canada		151,257

Chile - 0.1%
Parque Arauco S.A.	1,550	2,443

China - 18.1%
China Jinmao Holdings Group Ltd.	44,000	15,045
China Overseas Land & Investment Ltd.	16,000	56,154
China Resources Land Ltd.	12,200	35,576
China South City Holdings Ltd.	42,000	9,484
China Vanke Co., Ltd. Class H	3,600	10,637
CIFI Holdings Group Co., Ltd.	46,000	10,268
Country Garden Holdings Co., Ltd.	135,000	55,393
Dalian Wanda Commercial Properties Co., Ltd. Class H(a)	1,200	7,006
Evergrande Real Estate Group Ltd.	123,000	108,238
Guorui Properties Ltd.	6,000	2,439
KWG Property Holding Ltd.	16,500	12,242
Logan Property Holdings Co., Ltd.	12,000	4,072
Longfor Properties Co., Ltd.	16,000	23,865
Poly Property Group Co., Ltd.	10,000	3,264
Shenzhen Investment Ltd.	28,000	13,115
Shimao Property Holdings Ltd.	17,500	31,116
Shui On Land Ltd.	20,500	5,634
Sino-Ocean Land Holdings Ltd.	28,500	18,276
Sunac China Holdings Ltd.	13,000	10,064
Yuexiu Property Co., Ltd.	38,000	6,570

Total China		438,458

Finland - 0.5%
Citycon Oyj*	2,901	7,563
Sponda Oyj	1,057	4,506

Total Finland		12,069

France - 8.2%
Fonciere Des Regions	266	23,839
Gecina S.A.	198	24,111
ICADE	332	22,324
Klepierre	712	31,704
Mercialys S.A.	424	8,583
Nexity S.A.	231	10,240
Unibail-Rodamco SE	304	77,407

Total France		198,208

Germany - 2.5%
alstria office REIT-AG*	222	2,970
Deutsche Euroshop AG	118	5,186
Deutsche Wohnen AG Bearer Shares	493	13,718
LEG Immobilien AG*	124	10,170
TAG Immobilien AG	402	5,022
Vonovia SE	753	23,354

Total Germany		60,420

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Investments	Shares	Value
Hong Kong - 19.2%
Champion REIT	23,000	$11,515
Fortune Real Estate Investment Trust	8,000	8,237
Hang Lung Group Ltd.	3,000	9,755
Hang Lung Properties Ltd.	14,000	31,865
Henderson Land Development Co., Ltd.	6,000	36,773
Hui Xian REIT†	19,000	9,632
Hysan Development Co., Ltd.	3,000	12,290
Joy City Property Ltd.	8,000	1,218
Link REIT	7,500	44,902
New World Development Co., Ltd.	36,000	35,581
Sino Land Co., Ltd.	18,000	26,384
Sun Hung Kai Properties Ltd.	7,000	84,540
Swire Pacific Ltd. Class A	3,000	33,754
Swire Properties Ltd.	13,200	38,152
Wharf Holdings Ltd. (The)	9,000	49,935
Wheelock & Co., Ltd.	5,000	21,064
Yuexiu Real Estate Investment Trust	17,000	9,125

Total Hong Kong		464,722

Indonesia - 0.3%
Bumi Serpong Damai Tbk PT	14,200	1,854
Lippo Karawaci Tbk PT	45,800	3,439
Summarecon Agung Tbk PT	18,500	2,214

Total Indonesia		7,507

Ireland - 0.1%
Green REIT PLC	839	1,452

Israel - 0.7%
Azrieli Group	190	7,080
Gazit-Globe Ltd.	651	5,802
Melisron Ltd.	120	3,840

Total Israel		16,722

Italy - 0.2%
Beni Stabili SpA SIIQ	5,150	3,908

Japan - 4.6%
Aeon Mall Co., Ltd.	100	1,732
Daito Trust Construction Co., Ltd.	200	23,293
Daiwa House Industry Co., Ltd.	1,000	29,120
Hulic Co., Ltd.	400	3,555
Mitsubishi Estate Co., Ltd.	1,000	20,978
Mitsui Fudosan Co., Ltd.	1,000	25,404
Nomura Real Estate Holdings, Inc.	200	3,749
NTT Urban Development Corp.	300	2,918
Tokyu Fudosan Holdings Corp.	300	1,900

Total Japan		112,649

Malaysia - 1.1%
IGB Real Estate Investment Trust	7,800	2,434
IOI Properties Group Bhd	6,900	3,616
KLCCP Stapled Group	4,700	7,729
SP Setia Bhd Group	4,200	3,130
Sunway Bhd	4,900	3,515
Sunway Real Estate Investment Trust	11,900	4,047
UEM Sunrise Bhd	9,300	2,426

Total Malaysia		26,897

Mexico - 1.6%
Concentradora Fibra Danhos S.A. de C.V.	2,093	4,314
Fibra Uno Administracion S.A. de C.V.	11,562	25,432
Mexico Real Estate Management S.A. de C.V.*	2,891	3,658
PLA Administradora Industrial S de RL de C.V.*	2,891	4,685

Total Mexico		38,089

Netherlands - 0.6%
Eurocommercial Properties N.V. CVA	151	6,527
Wereldhave N.V.	140	7,863

Total Netherlands		14,390

New Zealand - 0.2%
Kiwi Property Group Ltd.	4,741	4,382

Norway - 0.2%
Entra ASA(a)	555	4,468

Philippines - 0.8%
Ayala Land, Inc.	12,800	9,371
Robinsons Land Corp.	3,700	2,162
SM Prime Holdings, Inc.	19,500	8,993

Total Philippines		20,526

Singapore - 7.5%
Ascendas Real Estate Investment Trust	11,100	17,840
Ascott Residence Trust	7,800	6,515
CapitaLand Commercial Trust Ltd.	14,300	13,608
CapitaLand Ltd.	9,300	21,961
CapitaLand Mall Trust	14,700	19,999
City Developments Ltd.	1,300	7,010
Frasers Centrepoint Trust	3,900	5,072
Global Logistic Properties Ltd.	8,600	13,034
Keppel REIT	11,900	7,801
Mapletree Commercial Trust	10,700	9,805
Mapletree Greater China Commercial Trust	14,100	9,094
Mapletree Industrial Trust	9,800	10,500
Mapletree Logistics Trust	14,200	9,909
SPH REIT	6,400	4,308
Starhill Global REIT	11,500	6,120
Suntec Real Estate Investment Trust	11,800	12,893
UOL Group Ltd.	1,400	6,158

Total Singapore		181,627

South Africa - 2.0%
Fortress Income Fund Ltd.	3,197	7,186
Fortress Income Fund Ltd. Class A	3,038	3,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Investments	Shares	Value
Growthpoint Properties Ltd.	10,119	$15,170
Hyprop Investments Ltd.	893	5,956
Redefine Properties Ltd.	17,730	11,099
Resilient REIT Ltd.	871	6,492

Total South Africa		49,056

Sweden - 1.4%
Atrium Ljungberg AB Class B	205	3,234
Castellum AB	423	6,056
Fabege AB	334	5,551
Hemfosa Fastigheter AB	285	3,186
Hufvudstaden AB Class A	513	7,296
Kungsleden AB	297	2,131
Wallenstam AB Class B	531	4,283
Wihlborgs Fastigheter AB	146	2,961

Total Sweden		34,698

Switzerland - 1.2%
PSP Swiss Property AG Registered Shares*	134	11,780
Swiss Prime Site AG Registered Shares*	226	17,723

Total Switzerland		29,503

Taiwan - 0.7%
Highwealth Construction Corp.	6,000	6,923
Ruentex Development Co., Ltd.	8,000	10,436

Total Taiwan		17,359

Thailand - 1.3%
Central Pattana PCL NVDR	5,300	6,922
Land & Houses PCL NVDR	66,600	17,490
Pruksa Real Estate PCL NVDR	8,500	6,260

Total Thailand		30,672

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	9,866	8,788

United Kingdom - 6.4%
Big Yellow Group PLC	322	3,825
British Land Co. PLC (The)	2,553	29,576
Capital & Counties Properties PLC	467	3,033
Countrywide PLC	514	3,026
Derwent London PLC	96	5,196
Foxtons Group PLC	829	2,297
Great Portland Estates PLC	422	5,150
Hammerson PLC	2,191	19,376
Hansteen Holdings PLC	1,975	3,350
Intu Properties PLC	4,120	19,268
Land Securities Group PLC	1,545	26,802
Londonmetric Property PLC	1,461	3,532
Savills PLC	298	3,891
Segro PLC	2,002	12,670
Shaftesbury PLC	487	6,564
Unite Group PLC (The)	403	3,897
Workspace Group PLC	187	2,642

Total United Kingdom		154,095

TOTAL COMMON STOCKS (Cost: $2,504,483)		2,415,600

RIGHTS - 0.0%

Singapore - 0.0%
Ascendas Real Estate Investment Trust, expiring 1/13/16* (Cost $0)	416	18

EXCHANGE-TRADED NOTE - 0.0%

United States - 0.0%
iPath MSCI India Index ETN* (Cost: $510)	8	513

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $2,504,993)		2,416,131
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		7,146

NET ASSETS - 100.0%		$2,423,277

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $9,632, which represents 0.4% of net assets.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	CHF	6,134	USD	5,984	$(144)
1/5/2016	CHF	6,134	USD	5,984	(144)
1/5/2016	CHF	6,134	USD	5,984	(144)
1/5/2016	CHF	4,675	USD	4,560	(111)
1/5/2016	CHF	6,134	USD	5,984	(144)
1/5/2016	EUR	63,785	USD	67,439	(1,851)
1/5/2016	EUR	63,786	USD	67,439	(1,852)
1/5/2016	EUR	63,785	USD	67,439	(1,851)
1/5/2016	EUR	48,600	USD	51,384	(1,410)
1/5/2016	EUR	63,779	USD	67,439	(1,845)
1/5/2016	GBP	2,376	EUR	3,225	1
1/5/2016	GBP	22,779	USD	34,294	720
1/5/2016	GBP	22,780	USD	34,294	719
1/5/2016	GBP	22,777	USD	34,294	723
1/5/2016	GBP	17,358	USD	26,132	548
1/5/2016	GBP	22,777	USD	34,294	723
1/5/2016	HKD	1,428,949	USD	184,358	(19)
1/5/2016	HKD	1,428,871	USD	184,358	(9)
1/5/2016	HKD	1,428,883	USD	184,358	(11)
1/5/2016	HKD	1,088,686	USD	140,466	(7)
1/5/2016	HKD	1,428,827	USD	184,358	(3)
1/5/2016	ILS	886	EUR	209	—
1/5/2016	ILS	14,747	USD	3,813	23
1/5/2016	ILS	14,748	USD	3,813	23
1/5/2016	ILS	14,745	USD	3,813	23
1/5/2016	ILS	11,236	USD	2,906	18
1/5/2016	ILS	14,744	USD	3,813	24
1/5/2016	NOK	1,720	EUR	178	—
1/5/2016	NOK	8,312	USD	957	18
1/5/2016	NOK	8,313	USD	957	18
1/5/2016	NOK	8,312	USD	957	18
1/5/2016	NOK	6,358	USD	732	14
1/5/2016	NOK	8,312	USD	957	18
1/5/2016	PHP	245,319	USD	5,183	(33)
1/5/2016	PHP	245,319	USD	5,188	(27)
1/5/2016	PHP	245,320	USD	5,194	(21)
1/5/2016	PHP	245,319	USD	5,185	(30)
1/5/2016	SEK	62,398	USD	7,165	(236)
1/5/2016	SEK	62,406	USD	7,165	(237)
1/5/2016	SEK	62,398	USD	7,165	(236)
1/5/2016	SEK	47,555	USD	5,460	(181)
1/5/2016	SEK	62,394	USD	7,165	(236)
1/5/2016	TRY	5,849	USD	1,992	(11)
1/5/2016	TRY	5,849	USD	1,992	(11)
1/5/2016	TRY	5,848	USD	1,992	(11)
1/5/2016	TRY	4,459	USD	1,519	(8)
1/5/2016	TRY	5,849	USD	1,992	(11)
1/5/2016	USD	181	CHF	179	(2)
1/5/2016	USD	7,107	CHF	7,114	—
1/5/2016	USD	7,107	CHF	7,114	—
1/5/2016	USD	6,994	CHF	7,001	—
1/5/2016	USD	7,107	CHF	7,114	—
1/5/2016	USD	688	CHF	689	—
1/5/2016	USD	2,035	EUR	1,863	(12)
1/5/2016	USD	4,637	EUR	4,268	(1)
1/5/2016	USD	80,095	EUR	73,730	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	USD	80,095	EUR	73,730	$(2)
1/5/2016	USD	78,820	EUR	72,555	(4)
1/5/2016	USD	80,095	EUR	73,728	(4)
1/5/2016	USD	1,035	GBP	695	(11)
1/5/2016	USD	40,730	GBP	27,633	(1)
1/5/2016	USD	40,730	GBP	27,635	1
1/5/2016	USD	40,083	GBP	27,194	(2)
1/5/2016	USD	40,730	GBP	27,633	(2)
1/5/2016	USD	5,564	HKD	43,128	1
1/5/2016	USD	218,955	HKD	1,696,849	(11)
1/5/2016	USD	218,955	HKD	1,696,985	7
1/5/2016	USD	215,469	HKD	1,669,833	(11)
1/5/2016	USD	218,955	HKD	1,696,849	(11)
1/5/2016	USD	74	HKD	572	—
1/5/2016	USD	115	ILS	448	—
1/5/2016	USD	4,528	ILS	17,618	—
1/5/2016	USD	4,528	ILS	17,620	—
1/5/2016	USD	4,459	ILS	17,348	—
1/5/2016	USD	4,528	ILS	17,617	—
1/5/2016	USD	29	NOK	254	—
1/5/2016	USD	1,137	NOK	10,064	—
1/5/2016	USD	1,137	NOK	10,064	—
1/5/2016	USD	1,120	NOK	9,913	—
1/5/2016	USD	1,137	NOK	10,063	—
1/5/2016	USD	132	PHP	6,247	1
1/5/2016	USD	20,752	PHP	975,030	(24)
1/5/2016	USD	216	SEK	1,836	2
1/5/2016	USD	8,509	SEK	71,740	—
1/5/2016	USD	8,509	SEK	71,734	—
1/5/2016	USD	8,377	SEK	70,618	(1)
1/5/2016	USD	8,509	SEK	71,732	—
1/5/2016	USD	1,123	SEK	9,490	2
1/5/2016	USD	60	TRY	175	—
1/5/2016	USD	2,366	TRY	6,906	(1)
1/5/2016	USD	2,366	TRY	6,908	—
1/5/2016	USD	2,329	TRY	6,798	(1)
1/5/2016	USD	2,366	TRY	6,907	—
1/5/2016	USD	55	TRY	161	—
1/6/2016	AUD	84,429	USD	61,061	(363)
1/6/2016	AUD	84,424	USD	61,061	(359)
1/6/2016	AUD	84,413	USD	61,061	(351)
1/6/2016	AUD	64,326	USD	46,523	(275)
1/6/2016	AUD	84,419	USD	61,061	(355)
1/6/2016	BRL	6,424	USD	1,623	—
1/6/2016	BRL	6,424	USD	1,622	(1)
1/6/2016	BRL	4,899	USD	1,243	5
1/6/2016	BRL	6,424	USD	1,631	7
1/6/2016	BRL	6,424	USD	1,624	1
1/6/2016	CAD	2,316	AUD	2,296	3
1/6/2016	CAD	3,665	JPY	318,280	8
1/6/2016	CAD	46,193	USD	34,686	1,432
1/6/2016	CAD	46,193	USD	34,686	1,432
1/6/2016	CAD	46,190	USD	34,686	1,434
1/6/2016	CAD	35,197	USD	26,431	1,093
1/6/2016	CAD	46,189	USD	34,686	1,435
1/6/2016	CAD	3,860	USD	2,790	11
1/6/2016	CLP	338,187	USD	474	(3)
1/6/2016	CLP	338,187	USD	474	(3)
1/6/2016	CLP	257,668	USD	361	(3)
1/6/2016	CLP	338,187	USD	472	(5)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	CLP	338,187	USD	474	$(3)
1/6/2016	CNY	16,122	USD	2,503	21
1/6/2016	CNY	16,122	USD	2,494	12
1/6/2016	CNY	16,122	USD	2,501	19
1/6/2016	CNY	16,122	USD	2,504	22
1/6/2016	IDR	28,943,085	USD	2,076	(24)
1/6/2016	IDR	28,943,084	USD	2,076	(23)
1/6/2016	IDR	28,943,084	USD	2,078	(22)
1/6/2016	IDR	28,943,084	USD	2,078	(22)
1/6/2016	INR	13,293	USD	198	(3)
1/6/2016	INR	13,293	USD	198	(3)
1/6/2016	INR	13,292	USD	198	(3)
1/6/2016	INR	13,293	USD	198	(3)
1/6/2016	JPY	2,907,627	USD	23,614	(557)
1/6/2016	JPY	2,907,365	USD	23,614	(555)
1/6/2016	JPY	2,907,461	USD	23,614	(556)
1/6/2016	JPY	2,215,466	USD	17,994	(423)
1/6/2016	JPY	2,907,126	USD	23,614	(553)
1/6/2016	MXN	143,828	USD	8,642	315
1/6/2016	MXN	143,821	USD	8,642	315
1/6/2016	MXN	143,861	USD	8,642	313
1/6/2016	MXN	109,589	USD	6,585	240
1/6/2016	MXN	143,819	USD	8,642	315
1/6/2016	MXN	25,793	USD	1,499	5
1/6/2016	MYR	28,690	USD	6,733	51
1/6/2016	MYR	28,691	USD	6,742	59
1/6/2016	MYR	28,690	USD	6,735	52
1/6/2016	MYR	28,690	USD	6,741	58
1/6/2016	SGD	53,049	USD	37,606	213
1/6/2016	SGD	53,051	USD	37,606	212
1/6/2016	SGD	53,047	USD	37,606	215
1/6/2016	SGD	40,414	USD	28,653	167
1/6/2016	SGD	53,055	USD	37,606	210
1/6/2016	SGD	1,420	USD	1,001	—
1/6/2016	THB	270,124	USD	7,519	12
1/6/2016	THB	270,124	USD	7,521	15
1/6/2016	THB	270,123	USD	7,521	15
1/6/2016	THB	270,124	USD	7,518	12
1/6/2016	TWD	150,011	USD	4,587	22
1/6/2016	TWD	150,012	USD	4,592	26
1/6/2016	TWD	150,011	USD	4,587	22
1/6/2016	TWD	150,011	USD	4,594	28
1/6/2016	USD	1,843	AUD	2,566	24
1/6/2016	USD	72,519	AUD	99,681	1
1/6/2016	USD	72,519	AUD	99,682	1
1/6/2016	USD	71,367	AUD	98,102	3
1/6/2016	USD	72,519	AUD	99,685	3
1/6/2016	USD	50	BRL	201	1
1/6/2016	USD	7,593	BRL	30,394	87
1/6/2016	USD	1,047	CAD	1,464	7
1/6/2016	USD	41,196	CAD	57,227	2
1/6/2016	USD	41,196	CAD	57,223	(2)
1/6/2016	USD	40,540	CAD	56,311	(2)
1/6/2016	USD	41,196	CAD	57,222	(2)
1/6/2016	USD	15	CLP	10,154	—
1/6/2016	USD	2,257	CLP	1,600,262	1
1/6/2016	USD	64	CNY	414	—
1/6/2016	USD	9,864	CNY	64,074	1
1/6/2016	USD	54	IDR	745,324	—
1/6/2016	USD	8,338	IDR	115,027,013	5

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	USD	5	INR	335	$—
1/6/2016	USD	796	INR	52,836	1
1/6/2016	USD	713	JPY	86,288	4
1/6/2016	USD	28,045	JPY	3,373,572	—
1/6/2016	USD	28,045	JPY	3,373,420	(1)
1/6/2016	USD	27,602	JPY	3,320,114	(2)
1/6/2016	USD	28,045	JPY	3,373,364	(2)
1/6/2016	USD	261	MXN	4,459	(3)
1/6/2016	USD	10,263	MXN	177,275	(1)
1/6/2016	USD	10,263	MXN	177,254	(1)
1/6/2016	USD	10,103	MXN	174,476	(2)
1/6/2016	USD	10,263	MXN	177,249	(1)
1/6/2016	USD	172	MYR	736	—
1/6/2016	USD	26,570	MYR	114,025	(11)
1/6/2016	USD	1,135	SGD	1,598	(8)
1/6/2016	USD	44,663	SGD	63,366	2
1/6/2016	USD	44,663	SGD	63,367	2
1/6/2016	USD	43,953	SGD	62,353	(2)
1/6/2016	USD	44,663	SGD	63,356	(6)
1/6/2016	USD	190	THB	6,885	1
1/6/2016	USD	29,781	THB	1,073,610	53
1/6/2016	USD	116	TWD	3,820	—
1/6/2016	USD	18,139	TWD	596,225	9
1/7/2016	NZD	1,283	USD	843	(35)
1/7/2016	NZD	1,283	USD	843	(35)
1/7/2016	NZD	1,285	USD	843	(37)
1/7/2016	NZD	983	USD	646	(27)
1/7/2016	NZD	1,282	USD	843	(35)
1/7/2016	USD	25	NZD	37	—
1/7/2016	USD	1,002	NZD	1,464	—
1/7/2016	USD	1,002	NZD	1,464	—
1/7/2016	USD	987	NZD	1,442	—
1/7/2016	USD	1,002	NZD	1,464	—
1/8/2016	USD	366	ZAR	5,526	(10)
1/8/2016	USD	14,396	ZAR	223,174	(1)
1/8/2016	USD	14,396	ZAR	223,058	(8)
1/8/2016	USD	14,168	ZAR	219,558	(6)
1/8/2016	USD	14,396	ZAR	223,164	(2)
1/8/2016	ZAR	176,013	USD	12,121	768
1/8/2016	ZAR	176,001	USD	12,121	769
1/8/2016	ZAR	175,970	USD	12,121	771
1/8/2016	ZAR	134,081	USD	9,238	590
1/8/2016	ZAR	175,972	USD	12,121	771
1/8/2016	ZAR	56,153	USD	3,623	(1)
2/2/2016	CHF	7,534	USD	7,535	—
2/2/2016	CHF	7,535	USD	7,535	(2)
2/2/2016	CHF	7,416	USD	7,416	(1)
2/2/2016	CHF	7,534	USD	7,535	(1)
2/2/2016	EUR	74,008	USD	80,447	(3)
2/2/2016	EUR	74,004	USD	80,447	1
2/2/2016	EUR	72,827	USD	79,168	1
2/2/2016	EUR	74,004	USD	80,447	1
2/2/2016	GBP	26,796	USD	39,497	—
2/2/2016	GBP	26,797	USD	39,497	(2)
2/2/2016	GBP	26,370	USD	38,870	1
2/2/2016	GBP	26,795	USD	39,497	1
2/2/2016	HKD	1,732,081	USD	223,559	8
2/2/2016	HKD	1,732,310	USD	223,559	(22)
2/2/2016	HKD	1,704,517	USD	219,997	3
2/2/2016	HKD	1,732,095	USD	223,559	6

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2016	ILS	16,627	USD	4,274	$(1)
2/2/2016	ILS	16,624	USD	4,274	—
2/2/2016	ILS	16,372	USD	4,209	—
2/2/2016	ILS	16,628	USD	4,274	(1)
2/2/2016	NOK	9,810	USD	1,108	—
2/2/2016	NOK	9,811	USD	1,108	—
2/2/2016	NOK	9,677	USD	1,093	—
2/2/2016	NOK	9,810	USD	1,108	—
2/2/2016	PHP	976,061	USD	20,695	(44)
2/2/2016	SEK	73,919	USD	8,774	(1)
2/2/2016	SEK	73,909	USD	8,774	—
2/2/2016	SEK	72,735	USD	8,635	—
2/2/2016	SEK	73,911	USD	8,774	—
2/2/2016	TRY	6,472	USD	2,199	—
2/2/2016	TRY	6,470	USD	2,199	1
2/2/2016	TRY	6,371	USD	2,164	(1)
2/2/2016	TRY	6,473	USD	2,199	—
2/3/2016	AUD	105,337	USD	76,525	(4)
2/3/2016	AUD	105,339	USD	76,525	(6)
2/3/2016	AUD	103,665	USD	75,308	(7)
2/3/2016	AUD	105,339	USD	76,525	(6)
2/3/2016	BRL	26,403	USD	6,534	(72)
2/3/2016	CAD	53,569	USD	38,566	—
2/3/2016	CAD	53,569	USD	38,566	(1)
2/3/2016	CAD	52,715	USD	37,953	1
2/3/2016	CAD	53,567	USD	38,566	1
2/3/2016	CLP	1,650,753	USD	2,321	(1)
2/3/2016	CNY	64,063	USD	9,757	(16)
2/3/2016	IDR	106,188,186	USD	7,623	(24)
2/3/2016	INR	52,751	USD	792	(1)
2/3/2016	JPY	3,398,591	USD	28,270	—
2/3/2016	JPY	3,398,743	USD	28,270	(1)
2/3/2016	JPY	3,344,478	USD	27,820	—
2/3/2016	JPY	3,398,690	USD	28,270	(1)
2/3/2016	NZD	1,503	USD	1,027	—
2/3/2016	NZD	1,503	USD	1,027	—
2/3/2016	NZD	1,484	USD	1,014	—
2/3/2016	NZD	1,503	USD	1,027	—
2/3/2016	SGD	64,881	USD	45,684	(5)
2/3/2016	SGD	64,813	USD	45,684	43
2/3/2016	SGD	63,849	USD	44,958	(4)
2/3/2016	SGD	64,886	USD	45,684	(8)
2/3/2016	THB	1,071,125	USD	29,647	(96)
2/3/2016	TWD	589,293	USD	17,874	(16)
2/4/2016	MXN	164,052	USD	9,477	(1)
2/4/2016	MXN	164,019	USD	9,477	1
2/4/2016	MXN	161,393	USD	9,326	1
2/4/2016	MXN	164,033	USD	9,477	—
2/4/2016	MYR	113,469	USD	26,425	15
2/5/2016	ZAR	190,674	USD	12,236	(1)
2/5/2016	ZAR	190,748	USD	12,236	(5)
2/5/2016	ZAR	187,745	USD	12,043	(6)
2/5/2016	ZAR	190,698	USD	12,236	(2)

					$1,423

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

December 31, 2015

CLP	Chilean peso

CNY	Chinese yuan

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

IDR	Indonesian rupiah

ILS	Israeli new shekel

INR	Indian rupee

JPY	Japanese yen

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 96.8%

Australia - 3.3%
Brambles Ltd.	47,243	$397,680
Cochlear Ltd.	2,748	191,094
CSL Ltd.	13,130	1,005,998
Domino’s Pizza Enterprises Ltd.	1,708	71,763
Fortescue Metals Group Ltd.(a)	96,929	131,874
Magellan Financial Group Ltd.	8,202	162,551
Platinum Asset Management Ltd.	47,135	277,088
REA Group Ltd.	1,759	70,502
Seek Ltd.	13,095	146,530
TPG Telecom Ltd.	15,574	112,062

Total Australia		2,567,142

Austria - 0.0%
ams AG	727	24,367

Brazil - 8.0%
Ambev S.A.	763,798	3,446,141
BB Seguridade Participacoes S.A.	166,225	1,022,244
CCR S.A.	165,525	525,078
CETIP S.A. - Mercados Organizados	21,820	206,825
Cielo S.A.	52,895	449,098
Lojas Renner S.A.	18,405	79,551
Tractebel Energia S.A.	34,602	292,909
WEG S.A.	35,929	135,769

Total Brazil		6,157,615

Canada - 1.2%
CCL Industries, Inc. Class B	598	96,590
CI Financial Corp.	8,117	178,807
Constellation Software, Inc.	331	137,461
Dollarama, Inc.	1,262	72,626
Gildan Activewear, Inc.	4,601	130,303
Linamar Corp.	531	28,566
Silver Wheaton Corp.	7,708	95,441
SNC-Lavalin Group, Inc.	6,322	187,143

Total Canada		926,937

Chile - 0.2%
Cia Cervecerias Unidas S.A.	14,731	162,985

China - 10.2%
AAC Technologies Holdings, Inc.(a)	37,000	241,331
ANTA Sports Products Ltd.	106,000	291,323
Brilliance China Automotive Holdings Ltd.	72,000	90,579
China Conch Venture Holdings Ltd.	62,000	128,478
China Everbright International Ltd.	74,000	95,100
China Hongqiao Group Ltd.(a)	612,500	364,332
China Medical System Holdings Ltd.	65,000	95,779
China Overseas Land & Investment Ltd.	323,300	1,134,657
China Resources Cement Holdings Ltd.	466,000	143,104
China Resources Land Ltd.	254,000	740,682
China State Construction International Holdings Ltd.	158,000	274,405
Cosmo Lady China Holdings Co., Ltd.(a)(b)	35,700	29,895
CSPC Pharmaceutical Group Ltd.	122,400	125,082
Evergrande Real Estate Group Ltd.(a)	2,396,700	2,109,055
Geely Automobile Holdings Ltd.	65,000	34,638
Golden Eagle Retail Group Ltd.(a)	92,000	111,110
Great Wall Motor Co., Ltd. Class H	179,900	209,608
Guorui Properties Ltd.(a)	108,000	43,896
Kingsoft Corp., Ltd.(a)	17,000	41,633
Logan Property Holdings Co., Ltd.	234,000	79,407
Shenzhen International Holdings Ltd.	107,500	198,906
Shenzhou International Group Holdings Ltd.	51,200	294,312
Sino Biopharmaceutical Ltd.	66,500	60,578
Sunny Optical Technology Group Co., Ltd.	21,000	48,286
Tencent Holdings Ltd.	36,600	720,180
Xinyi Solar Holdings Ltd.(a)	200,000	81,805
Zhuzhou CSR Times Electric Co., Ltd. Class H	14,200	82,542

Total China		7,870,703

Denmark - 4.7%
Coloplast A/S Class B	7,273	589,691
Novo Nordisk A/S Class B	42,501	2,474,038
Novozymes A/S Class B	4,351	209,386
Pandora A/S	2,100	266,558
Royal Unibrew A/S	1,761	71,801
SimCorp A/S	517	29,200

Total Denmark		3,640,674

Finland - 4.1%
Elisa Oyj	8,867	335,105
Fortum Oyj	108,561	1,641,583
Kone Oyj Class B	20,680	879,942
Nokian Renkaat Oyj	7,427	267,049

Total Finland		3,123,679

France - 1.2%
Eurazeo S.A.	1,635	112,782
Hermes International	1,183	400,628
Iliad S.A.	351	83,884
Ingenico Group SA	884	111,874
Plastic Omnium S.A.	2,889	92,047
Zodiac Aerospace	6,001	143,252

Total France		944,467

Germany - 1.7%
CTS Eventim AG & Co. KGaA	1,658	66,172
Fielmann AG	3,750	277,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2015

Investments	Shares	Value
Fuchs Petrolub SE	2,870	$117,505
Henkel AG & Co. KGaA	5,440	523,698
KUKA AG(a)	433	39,064
United Internet AG Registered Shares	4,697	259,761
Wirecard AG(a)	1,303	65,818

Total Germany		1,349,839

Hong Kong - 0.8%
Joy City Property Ltd.	254,000	38,673
PCCW Ltd.	698,000	409,785
Techtronic Industries Co., Ltd.	39,500	161,055

Total Hong Kong		609,513

India - 1.1%
Infosys Ltd. ADR(a)	33,492	560,991
Mahindra & Mahindra Ltd. GDR	13,411	257,491

Total India		818,482

Indonesia - 1.1%
Jasa Marga Persero Tbk PT	176,101	66,749
Kalbe Farma Tbk PT	1,022,000	97,863
Mitra Keluarga Karyasehat Tbk PT	197,000	34,298
Surya Citra Media Tbk PT	179,700	40,411
Unilever Indonesia Tbk PT	216,600	581,371

Total Indonesia		820,692

Ireland - 0.2%
Paddy Power PLC	1,130	151,108

Israel - 0.7%
Frutarom Industries Ltd.	703	37,760
Israel Chemicals Ltd.	108,795	442,053
Osem Investments Ltd.	4,645	79,660

Total Israel		559,473

Italy - 1.9%
Azimut Holding SpA	8,521	213,452
Luxottica Group SpA	15,250	1,000,591
Moncler SpA	3,376	47,382
Salvatore Ferragamo SpA(a)	3,040	71,826
Tod’s SpA(a)	1,448	114,905

Total Italy		1,448,156

Japan - 7.4%
Asahi Intecc Co., Ltd.	300	13,941
Bandai Namco Holdings, Inc.	6,600	140,674
Calbee, Inc.	1,700	72,638
CyberAgent, Inc.	900	37,633
Daiichikosho Co., Ltd.	900	35,949
Daito Trust Construction Co., Ltd.	4,400	512,440
DeNa Co., Ltd.	2,800	44,201
Fast Retailing Co., Ltd.	1,000	354,462
Fuji Heavy Industries Ltd.	16,300	681,160
GungHo Online Entertainment, Inc.(a)	19,400	53,058
Haseko Corp.	2,600	29,135
Hikari Tsushin, Inc.	1,200	82,298
Iida Group Holdings Co., Ltd.	7,300	137,146
Kakaku.com, Inc.	4,900	97,515
Kaken Pharmaceutical Co., Ltd.	700	48,356
M3, Inc.	1,400	29,351
MISUMI Group, Inc.	4,000	56,062
Mixi, Inc.	3,600	136,165
MonotaRO Co., Ltd.	500	14,028
Murata Manufacturing Co., Ltd.	4,400	642,653
Nexon Co., Ltd.	3,900	64,160
Nippon Paint Holdings Co., Ltd.	5,400	132,784
Nissan Chemical Industries Ltd.	3,500	80,564
Nitori Holdings Co., Ltd.	900	76,537
Obic Co., Ltd.	2,000	107,070
Oracle Corp.	4,000	187,871
Park24 Co., Ltd.	6,100	148,526
Pigeon Corp.	2,300	56,690
Ryohin Keikaku Co., Ltd.	300	61,449
Sanrio Co., Ltd.(a)	3,100	73,444
Seiko Epson Corp.	23,100	359,092
Shimano, Inc.	900	139,607
Shionogi & Co., Ltd.	6,700	306,497
Start Today Co., Ltd.	1,300	42,471
Sumitomo Rubber Industries Ltd.	10,100	132,741
Sysmex Corp.	2,100	136,689
Temp Holdings Co., Ltd.	1,500	23,505
Tosoh Corp.	15,000	78,183
TOTO Ltd.	3,400	121,111
USS Co., Ltd.	7,900	120,180
Yokohama Rubber Co., Ltd. (The)	4,300	66,880

Total Japan		5,734,916

Malaysia - 0.3%
HAP Seng Consolidated Bhd	147,100	222,012

Mexico - 1.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	23,700	208,648
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	10,145	143,260
Grupo Carso S.A.B. de C.V. Series A1	38,800	159,458
Grupo Lala S.A.B. de C.V.	46,700	108,346
Industrias Bachoco S.A.B. de C.V. Series B	17,900	72,694
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	74,258	173,572

Total Mexico		865,978

Netherlands - 0.8%
ASML Holding N.V.	6,083	545,488
Euronext N.V.(b)	1,201	61,690

Total Netherlands		607,178

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	35,152	214,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2015

Investments	Shares	Value
Norway - 1.2%
Telenor ASA	53,733	$900,270

Philippines - 0.8%
Emperador, Inc.	474,900	90,327
Jollibee Foods Corp.	3,140	14,614
Semirara Mining and Power Corp.	74,930	217,362
Universal Robina Corp.	73,280	289,663

Total Philippines		611,966

Russia - 5.0%
Gazprom PAO ADR	861,870	3,182,455
NovaTek OAO GDR Reg S	7,792	640,113

Total Russia		3,822,568

Singapore - 0.3%
SIA Engineering Co., Ltd.	90,100	234,991

South Africa - 3.1%
Capitec Bank Holdings Ltd.	2,377	82,615
Discovery Ltd.	12,013	103,070
Foschini Group Ltd. (The)	5,865	46,093
Hyprop Investments Ltd.	21,589	143,992
Life Healthcare Group Holdings Ltd.	14,588	33,016
Mr. Price Group Ltd.	11,560	149,205
Naspers Ltd. Class N	1,484	203,032
Netcare Ltd.	65,670	143,668
Pick n Pay Stores Ltd.(a)	16,609	69,671
Pioneer Foods Group Ltd.	5,114	52,475
PSG Group Ltd.	1,771	25,544
Rand Merchant Insurance Holdings Ltd.	64,997	162,372
Resilient REIT Ltd.	20,711	154,375
RMB Holdings Ltd.	83,253	298,777
Shoprite Holdings Ltd.	13,845	128,001
SPAR Group Ltd. (The)	8,924	106,025
Tiger Brands Ltd.	4,734	96,675
Truworths International Ltd.	29,599	174,112
Woolworths Holdings Ltd.	37,449	242,039

Total South Africa		2,414,757

South Korea - 1.9%
Amorepacific Corp.	230	81,306
Coway Co., Ltd.	2,651	190,140
Cuckoo Electronics Co., Ltd.	110	21,530
Hanssem Co., Ltd.	113	22,310
Hotel Shilla Co., Ltd.	263	17,338
Hyundai Wia Corp.	362	34,578
Korea Aerospace Industries Ltd.	463	30,839
Korea Zinc Co., Ltd.	358	143,194
KT&G Corp.	6,421	572,252
LG Household & Health Care Ltd.	83	74,325
Medy-Tox, Inc.	46	20,118
S-1 Corp.	1,014	86,219
Samlip General Foods Co., Ltd.	39	9,197
SK Holdings Co., Ltd.	603	123,680
Youngone Corp.	511	18,347

Total South Korea		1,445,373

Spain - 3.2%
Industria de Diseno Textil S.A.	67,914	2,337,929
Tecnicas Reunidas S.A.(a)	2,943	111,415

Total Spain		2,449,344

Sweden - 4.1%
Atlas Copco AB Class B	16,996	393,723
Axfood AB	8,335	145,135
Hennes & Mauritz AB Class B	60,379	2,163,606
Hexpol AB	8,040	86,879
Investment AB Kinnevik Class B	9,400	292,126
Investment AB Latour Class B	2,398	88,660

Total Sweden		3,170,129

Switzerland - 5.2%
Actelion Ltd. Registered Shares*	1,856	258,839
Bucher Industries AG Registered Shares	461	104,220
EMS-Chemie Holding AG Registered Shares	1,056	465,231
Georg Fischer AG Registered Shares	183	124,133
Partners Group Holding AG	994	358,724
Roche Holding AG Bearer Shares	7,099	1,962,685
Schindler Holding AG Participation Certificate	2,336	392,056
Schindler Holding AG Registered Shares	75	12,662
Swatch Group AG (The) Registered Shares	3,337	226,689
Temenos Group AG Registered Shares*	1,257	65,236

Total Switzerland		3,970,475

Taiwan - 8.4%
Advantech Co., Ltd.	29,000	186,729
Catcher Technology Co., Ltd.	23,000	193,260
Eclat Textile Co., Ltd.	7,000	96,645
Feng TAY Enterprise Co., Ltd.	16,000	81,834
Hotai Motor Co., Ltd.	15,000	173,532
Largan Precision Co., Ltd.	4,000	276,433
Nanya Technology Corp.	190,000	264,347
President Chain Store Corp.	57,000	356,608
Siliconware Precision Industries Co., Ltd.	378,000	601,863
Taiwan Semiconductor Manufacturing Co., Ltd.	966,000	4,205,498

Total Taiwan		6,436,749

Thailand - 2.2%
Airports of Thailand PCL NVDR	32,600	313,453
Bangkok Dusit Medical Services PCL NVDR	358,500	222,163
Big C Supercenter PCL NVDR	26,600	149,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2015

Investments	Shares	Value
Bumrungrad Hospital PCL NVDR	11,000	$64,499
Central Pattana PCL NVDR	106,250	138,773
CP ALL PCL	245,156	267,400
Glow Energy PCL NVDR	97,200	199,883
Intouch Holdings PCL NVDR	225,253	325,501

Total Thailand		1,680,990

Turkey - 0.8%
Aselsan Elektronik Sanayi ve Ticaret AS	7,628	44,087
BIM Birlesik Magazalar AS	7,310	128,602
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	156,099	139,047
Ford Otomotiv Sanayi AS	15,142	157,082
TAV Havalimanlari Holding AS	20,159	125,629
Ulker Biskuvi Sanayi AS	8,436	50,867

Total Turkey		645,314

United Kingdom - 10.3%
ARM Holdings PLC	20,065	307,272
Ashmore Group PLC(a)	66,360	250,780
Ashtead Group PLC	12,473	205,716
Berendsen PLC	8,214	130,630
Betfair Group PLC	1,253	72,025
Bovis Homes Group PLC	6,092	91,137
Crest Nicholson Holdings PLC	8,157	66,966
Croda International PLC	7,010	314,301
Daily Mail & General Trust PLC Class A Non-Voting Shares	13,899	143,400
Domino’s Pizza Group PLC	4,766	73,899
Dunelm Group PLC	5,184	72,052
Hammerson PLC	46,092	407,610
Hays PLC	49,047	105,472
Hikma Pharmaceuticals PLC	2,616	88,720
Howden Joinery Group PLC	14,366	111,481
IG Group Holdings PLC	20,724	245,124
Imperial Tobacco Group PLC	60,100	3,176,972
ITV PLC	104,724	426,940
Jardine Lloyd Thompson Group PLC	8,221	112,082
JD Sports Fashion PLC	772	11,845
Restaurant Group PLC (The)	9,241	93,367
Rightmove PLC	1,733	105,364
Rotork PLC	38,439	103,509
Smiths Group PLC	25,491	352,981
Spirax-Sarco Engineering PLC	2,258	109,260
Taylor Wimpey PLC	219,394	656,754
Ted Baker PLC	534	23,517
Unite Group PLC (The)	9,678	93,575

Total United Kingdom		7,952,751

TOTAL COMMON STOCKS (Cost: $74,871,164)		74,555,772

EXCHANGE-TRADED FUNDS AND NOTES - 3.0%

United States - 3.0%
iPath MSCI India Index ETN*(a)	29,867	1,913,877
WisdomTree Emerging Markets High Dividend Fund(c)	4,378	138,520
WisdomTree International Equity Fund(c)	4,539	211,472

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $2,287,800)		2,263,869

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $3,006,636)(e)	3,006,636	3,006,636

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $80,165,600)		79,826,277
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.7)%		(2,815,022)

NET ASSETS - 100.0%		$77,011,255

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $3,558,259 and the total market value of the collateral held by the Fund was $3,795,400. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $788,764.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	BRL	124,453	USD	31,992	$534
1/4/2016	GBP	29,117	USD	43,096	181

					$715

CURRENCY LEGEND

BRL	Brazilian real

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 12.3%
Abacus Property Group	52,058	$121,199
BWP Trust	84,690	194,707
Charter Hall Group	70,215	231,926
Charter Hall Retail REIT	69,165	209,839
Cromwell Property Group	400,581	306,015
Dexus Property Group	167,532	914,159
Goodman Group(a)	209,966	957,810
GPT Group (The)	262,044	911,307
Growthpoint Properties Australia Ltd.	68,614	153,754
Investa Office Fund	88,854	258,583
LendLease Group	78,117	810,453
Mirvac Group	634,316	913,763
Scentre Group	866,255	2,640,722
Stockland(a)	461,413	1,376,374
Vicinity Centres	519,806	1,058,918
Westfield Corp.	231,446	1,601,375

Total Australia		12,660,904

Austria - 0.2%
CA Immobilien Anlagen AG*	8,907	162,842

Belgium - 0.9%
Befimmo S.A.	3,790	226,439
Cofinimmo S.A.	4,604	492,181
Warehouses De Pauw	2,383	210,302

Total Belgium		928,922

Brazil - 0.3%
BR Malls Participacoes S.A.	51,730	145,138
Multiplan Empreendimentos Imobiliarios S.A.	13,306	127,805

Total Brazil		272,943

Canada - 6.2%
Allied Properties Real Estate Investment Trust	10,737	244,019
Artis Real Estate Investment Trust	35,003	322,539
Boardwalk Real Estate Investment Trust	6,144	209,872
Brookfield Asset Management, Inc. Class A	41,675	1,309,563
Canadian Apartment Properties REIT	15,127	292,282
Canadian Real Estate Investment Trust	10,411	315,230
Cominar Real Estate Investment Trust	37,742	399,672
Dream Office Real Estate Investment Trust	32,015	400,332
First Capital Realty, Inc.(a)	34,818	459,946
Granite Real Estate Investment Trust	9,003	246,025
H&R Real Estate Investment Trust	56,789	819,681
RioCan Real Estate Investment Trust	54,706	932,967
Smart Real Estate Investment Trust	20,900	454,230

Total Canada		6,406,358

Chile - 0.1%
Parque Arauco S.A.	78,098	123,099

China - 18.1%
China Jinmao Holdings Group Ltd.	1,921,000	656,845
China Overseas Land & Investment Ltd.	702,049	2,463,918
China Resources Land Ltd.	536,000	1,563,015
China South City Holdings Ltd.(a)	1,788,800	403,915
China Vanke Co., Ltd. Class H	173,200	511,768
CIFI Holdings Group Co., Ltd.	1,969,900	439,724
Country Garden Holdings Co., Ltd.	5,699,000	2,338,383
Dalian Wanda Commercial Properties Co., Ltd. Class H(b)	48,700	284,340
Evergrande Real Estate Group Ltd.(a)	5,181,000	4,559,192
Guorui Properties Ltd.(a)	251,000	102,017
KWG Property Holding Ltd.	661,500	490,781
Logan Property Holdings Co., Ltd.	530,000	179,854
Longfor Properties Co., Ltd.	652,000	972,513
Poly Property Group Co., Ltd.	368,000	120,132
Shenzhen Investment Ltd.	1,156,000	541,445
Shimao Property Holdings Ltd.	752,000	1,337,079
Shui On Land Ltd.	857,500	235,669
Sino-Ocean Land Holdings Ltd.	1,209,200	775,433
Sunac China Holdings Ltd.	543,900	421,076
Yuexiu Property Co., Ltd.	1,362,000	235,490

Total China		18,632,589

Finland - 0.5%
Citycon Oyj*	123,981	323,234
Sponda Oyj	45,146	192,441

Total Finland		515,675

France - 8.2%
Fonciere Des Regions	11,387	1,020,500
Gecina S.A.	8,469	1,031,306
ICADE	13,942	937,488
Klepierre	30,645	1,364,543
Mercialys S.A.	17,154	347,252
Nexity S.A.	9,223	408,823
Unibail-Rodamco SE	12,840	3,269,433

Total France		8,379,345

Germany - 2.5%
alstria office REIT-AG*	8,180	109,430
Deutsche Euroshop AG	5,030	221,077
Deutsche Wohnen AG Bearer Shares	21,575	600,337
LEG Immobilien AG*	5,268	432,059
TAG Immobilien AG(a)	15,113	188,798
Vonovia SE	32,498	1,007,889

Total Germany		2,559,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2015

Investments	Shares	Value
Hong Kong - 19.1%
Champion REIT	967,000	$484,114
Fortune Real Estate Investment Trust(a)	356,000	366,558
Hang Lung Group Ltd.	129,649	421,560
Hang Lung Properties Ltd.	616,283	1,402,712
Henderson Land Development Co., Ltd.	239,440	1,467,507
Hui Xian REIT†	802,634	406,880
Hysan Development Co., Ltd.	134,115	549,428
Link REIT	309,115	1,850,666
New World Development Co., Ltd.	1,498,497	1,481,066
Sino Land Co., Ltd.	801,735	1,175,166
Sun Hung Kai Properties Ltd.	293,810	3,548,398
Swire Pacific Ltd. Class A	127,778	1,437,681
Swire Properties Ltd.	561,141	1,621,847
Wharf Holdings Ltd. (The)	390,872	2,168,667
Wheelock & Co., Ltd.	211,231	889,879
Yuexiu Real Estate Investment Trust	721,000	387,007

Total Hong Kong		19,659,136

Indonesia - 0.3%
Bumi Serpong Damai Tbk PT	464,724	60,682
Lippo Karawaci Tbk PT	1,956,400	146,890
Summarecon Agung Tbk PT	756,700	90,573

Total Indonesia		298,145

Ireland - 0.1%
Green REIT PLC	41,778	72,296

Israel - 0.7%
Azrieli Group	7,902	294,468
Gazit-Globe Ltd.	27,828	248,025
Melisron Ltd.	5,104	163,310

Total Israel		705,803

Italy - 0.2%
Beni Stabili SpA SIIQ	256,137	194,352

Japan - 4.6%
Aeon Mall Co., Ltd.	8,030	139,112
Daito Trust Construction Co., Ltd.	8,200	955,002
Daiwa House Industry Co., Ltd.	46,600	1,356,996
Hulic Co., Ltd.	23,100	205,278
Mitsubishi Estate Co., Ltd.	27,589	578,751
Mitsui Fudosan Co., Ltd.	27,308	693,738
Nomura Real Estate Holdings, Inc.	13,165	246,786
NTT Urban Development Corp.	15,400	149,782
Sumitomo Realty & Development Co., Ltd.	9,279	268,045
Tokyu Fudosan Holdings Corp.	26,468	167,660

Total Japan		4,761,150

Malaysia - 1.1%
IGB Real Estate Investment Trust	299,900	93,599
IOI Properties Group Bhd	286,100	149,930
KLCCP Stapled Group	196,200	322,621
SP Setia Bhd Group	199,855	148,954
Sunway Bhd	210,700	151,148
Sunway Real Estate Investment Trust	507,996	172,744
UEM Sunrise Bhd	396,700	103,483

Total Malaysia		1,142,479

Mexico - 1.6%
Concentradora Fibra Danhos S.A. de C.V.	87,238	179,819
Fibra Uno Administracion S.A. de C.V.	488,994	1,075,602
Mexico Real Estate Management S.A. de C.V.*	143,094	181,030
PLA Administradora Industrial S de RL de C.V.*	120,877	195,896

Total Mexico		1,632,347

Netherlands - 0.6%
Eurocommercial Properties N.V. CVA	6,457	279,131
Wereldhave N.V.	5,948	334,050

Total Netherlands		613,181

New Zealand - 0.2%
Kiwi Property Group Ltd.	202,652	187,293

Norway - 0.2%
Entra ASA(b)	23,751	191,186

Philippines - 0.9%
Ayala Land, Inc.	521,800	382,021
Robinsons Land Corp.	156,300	91,345
SM Prime Holdings, Inc.	883,875	407,610

Total Philippines		880,976

Singapore - 7.5%
Ascendas Real Estate Investment Trust	484,901	779,314
Ascott Residence Trust	330,973	276,462
CapitaLand Commercial Trust Ltd.	623,635	593,457
CapitaLand Ltd.	394,989	932,727
CapitaLand Mall Trust	634,686	863,457
City Developments Ltd.	48,903	263,707
Frasers Centrepoint Trust	165,300	214,978
Global Logistic Properties Ltd.	380,400	576,506
Keppel REIT	517,700	339,380
Mapletree Commercial Trust	453,690	415,745
Mapletree Greater China Commercial Trust	597,500	385,375
Mapletree Industrial Trust	416,718	446,489
Mapletree Logistics Trust	608,687	424,770
SPH REIT	272,700	183,575
Starhill Global REIT	448,584	238,735
Suntec Real Estate Investment Trust	500,928	547,308
UOL Group Ltd.	43,700	192,216

Total Singapore		7,674,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2015

Investments	Shares	Value
South Africa - 2.0%
Fortress Income Fund Ltd.	137,338	$308,701
Fortress Income Fund Ltd. Class A	121,791	126,385
Growthpoint Properties Ltd.	401,793	602,346
Hyprop Investments Ltd.	38,174	254,608
Redefine Properties Ltd.	771,099	482,699
Resilient REIT Ltd.	37,220	277,430

Total South Africa		2,052,169

Sweden - 1.4%
Atrium Ljungberg AB Class B	8,089	127,611
Castellum AB	18,074	258,764
Fabege AB	14,304	237,704
Hemfosa Fastigheter AB	12,178	136,144
Hufvudstaden AB Class A	21,953	312,216
Kungsleden AB	12,706	91,181
Wallenstam AB Class B	21,786	175,723
Wihlborgs Fastigheter AB	5,685	115,310

Total Sweden		1,454,653

Switzerland - 1.2%
PSP Swiss Property AG Registered Shares*	5,710	501,978
Swiss Prime Site AG Registered Shares*	9,671	758,415

Total Switzerland		1,260,393

Taiwan - 0.7%
Highwealth Construction Corp.	238,110	274,740
Ruentex Development Co., Ltd.	363,954	474,790

Total Taiwan		749,530

Thailand - 1.3%
Central Pattana PCL NVDR	219,674	286,916
Land & Houses PCL NVDR	2,807,511	737,279
Pruksa Real Estate PCL NVDR	362,793	267,167

Total Thailand		1,291,362

Turkey - 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	421,738	375,668

United Kingdom - 6.3%
Big Yellow Group PLC	11,919	141,593
British Land Co. PLC (The)	112,095	1,298,604
Capital & Counties Properties PLC	19,354	125,685
Countrywide PLC	19,406	114,239
Derwent London PLC	4,079	220,762
Foxtons Group PLC	31,531	87,370
Great Portland Estates PLC	17,583	214,581
Hammerson PLC	92,308	816,317
Hansteen Holdings PLC(a)	75,323	127,782
Intu Properties PLC	176,098	823,555
Land Securities Group PLC	65,767	1,140,913
Londonmetric Property PLC	62,496	151,065
Savills PLC	12,715	166,042
Segro PLC	81,276	514,390
Shaftesbury PLC	20,376	274,644
Unite Group PLC (The)	20,588	199,061
Workspace Group PLC	7,999	113,005

Total United Kingdom		6,529,608

TOTAL COMMON STOCKS (Cost: $104,068,092)		102,368,195

RIGHTS - 0.0%

Singapore - 0.0%
Ascendas Real Estate Investment Trust, expiring 1/13/16* (Cost $0)	18,183	795

EXCHANGE-TRADED FUNDS AND NOTES - 0.1%

United States - 0.1%
iPath MSCI India Index ETN*	385	24,671
WisdomTree Global Natural Resources Fund(a)(c)	7,942	87,409

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $112,407)		112,080

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.7%

United States - 6.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $6,907,159)(e)	6,907,159	6,907,159

TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $111,087,658)		109,388,229
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.5)%		(6,639,119)

NET ASSETS - 100.0%		$102,749,110

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $406,880, which represents 0.4% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $7,504,267 and the total market value of the collateral held by the Fund was $8,036,634. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,129,475.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 1.4%
AGL Energy Ltd.	17,630	$231,907

Austria - 0.7%
Verbund AG(a)	9,196	118,477

Belgium - 0.6%
Elia System Operator S.A./N.V.	2,069	96,263

Brazil - 4.2%
Cia de Saneamento Basico do Estado de Sao Paulo	25,914	123,994
EDP - Energias do Brasil S.A.	61,178	186,182
Equatorial Energia S.A.	13,334	115,402
Tractebel Energia S.A.	29,483	249,576

Total Brazil		675,154

Canada - 9.0%
Algonquin Power & Utilities Corp.	20,089	157,779
Atco Ltd. Class I	4,282	110,048
Canadian Utilities Ltd. Class A	5,840	134,281
Capital Power Corp.(a)	14,100	180,374
Emera, Inc.	5,831	181,466
Fortis, Inc.	5,819	156,712
Northland Power, Inc.(a)	14,412	193,599
Superior Plus Corp.(a)	14,248	110,365
TransAlta Corp.	65,981	233,220

Total Canada		1,457,844

Chile - 3.1%
Aguas Andinas S.A. Class A	161,209	82,716
Colbun S.A.	230,886	55,131
E.CL S.A.	42,486	58,206
Empresa Nacional de Electricidad S.A.	106,312	131,819
Enersis S.A.	693,154	167,341

Total Chile		495,213

China - 10.2%
Beijing Enterprises Water Group Ltd.*	60,000	42,038
Beijing Jingneng Clean Energy Co., Ltd. Class H	352,000	124,901
China Gas Holdings Ltd.	52,000	75,013
China Longyuan Power Group Corp., Ltd. Class H	42,100	31,778
China Power International Development Ltd.	300,000	173,416
China Resources Gas Group Ltd.	26,000	77,663
China Resources Power Holdings Co., Ltd.	98,100	190,880
CT Environmental Group Ltd.(a)	78,000	25,563
Datang International Power Generation Co., Ltd. Class H	708,000	215,593
Guangdong Investment Ltd.	100,600	142,525
Huadian Fuxin Energy Corp., Ltd. Class H	276,000	79,059
Huadian Power International Corp., Ltd. Class H	348,000	226,757
Huaneng Power International, Inc. Class H	246,640	212,902
Huaneng Renewables Corp., Ltd. Class H	118,000	35,323

Total China		1,653,411

Czech Republic - 2.0%
CEZ AS	18,283	326,554

Finland - 2.5%
Fortum Oyj	26,588	402,045

France - 7.7%
Electricite de France S.A.	20,974	309,294
Engie SA	21,498	381,242
Rubis SCA	1,972	149,803
Suez Environnement Co.	11,285	211,588
Veolia Environnement S.A.	7,879	187,142

Total France		1,239,069

Germany - 4.9%
E.ON SE	33,219	322,282
RWE AG	37,573	477,950

Total Germany		800,232

Hong Kong - 3.2%
CLP Holdings Ltd.	24,322	206,654
Hong Kong & China Gas Co., Ltd.	60,645	118,940
Power Assets Holdings Ltd.	20,386	187,548

Total Hong Kong		513,142

Indonesia - 1.7%
Perusahaan Gas Negara Persero Tbk	1,348,400	268,506

Italy - 8.2%
A2A SpA	128,007	174,374
Enel Green Power SpA	51,625	105,599
Enel SpA	41,229	174,311
Hera SpA	60,432	160,836
Iren SpA	99,328	160,771
Snam SpA	56,759	297,805
Terna Rete Elettrica Nazionale SpA	49,525	255,868

Total Italy		1,329,564

Japan - 4.9%
Chubu Electric Power Co., Inc.	3,800	52,517
Chugoku Electric Power Co., Inc. (The)	11,000	146,307
Electric Power Development Co., Ltd.	3,142	112,965
Hokuriku Electric Power Co.	11,500	171,599
Osaka Gas Co., Ltd.	30,000	109,331
Toho Gas Co., Ltd.	12,000	78,308
Tohoku Electric Power Co., Inc.	3,400	42,961
Tokyo Gas Co., Ltd.	18,000	85,410

Total Japan		799,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2015

Investments	Shares	Value
Malaysia - 1.7%
Petronas Gas Bhd	26,900	$142,222
Tenaga Nasional Bhd	43,100	133,712

Total Malaysia		275,934

Mexico - 1.0%
Infraestructura Energetica Nova S.A.B. de C.V.(a)	39,605	165,885

New Zealand - 3.9%
Contact Energy Ltd.	99,376	322,475
Meridian Energy Ltd.	192,007	314,161

Total New Zealand		636,636

Philippines - 2.2%
Aboitiz Power Corp.	101,600	90,037
Energy Development Corp.	697,400	91,890
Manila Electric Co.	24,980	169,878

Total Philippines		351,805

Poland - 3.1%
Energa S.A.	34,425	110,189
PGE Polska Grupa Energetyczna S.A.	80,001	259,110
Tauron Polska Energia S.A.	176,089	128,423

Total Poland		497,722

Portugal - 1.4%
EDP-Energias de Portugal S.A.	63,919	230,594

Russia - 0.2%
RusHydro PJSC ADR	29,678	28,372

Singapore - 0.4%
Keppel Infrastructure Trust	193,300	69,491

South Korea - 0.5%
Korea Electric Power Corp.	1,292	55,093
Korea Gas Corp.	1,027	32,276

Total South Korea		87,369

Spain - 7.4%
EDP Renovaveis S.A.	4,819	37,953
Enagas S.A.	9,055	255,748
Endesa S.A.	9,555	192,282
Gas Natural SDG S.A.	12,733	260,246
Iberdrola S.A.	34,372	244,566
Red Electrica Corp. S.A.	2,422	202,878

Total Spain		1,193,673

Thailand - 0.8%
Electricity Generating PCL NVDR	15,346	64,608
Glow Energy PCL	31,500	64,777

Total Thailand		129,385

United Kingdom - 11.9%
Centrica PLC	83,047	266,961
Drax Group PLC(a)	67,307	242,454
National Grid PLC	18,881	260,894
Pennon Group PLC	18,761	238,082
Severn Trent PLC	6,622	212,479
SSE PLC	14,528	327,188
Telecom Plus PLC(a)	9,879	155,945
United Utilities Group PLC	16,149	222,668

Total United Kingdom		1,926,671

TOTAL COMMON STOCKS (Cost: $20,074,086)		16,000,316

EXCHANGE-TRADED FUNDS AND NOTES - 0.9%

United States - 0.9%
iPath MSCI India Index ETN*(a)	2,109	135,145
WisdomTree Global ex-U.S. Real Estate Fund(a)(b)	412	10,782

TOTAL EXCHANGE-TRADED FUNDS AND NOTES (Cost: $133,735)		145,927

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $1,055,937)(d)	1,055,937	1,055,937

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $21,263,758)		17,202,180
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.2)%		(1,009,745)

NET ASSETS - 100.0%		$16,192,435

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $1,000,467 and the total market value of the collateral held by the Fund was $1,055,937.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	CAD	11,000	USD	7,918	$(1)
1/4/2016	MYR	56,802	USD	13,226	(3)
1/5/2016	BRL	128,314	USD	33,182	748
1/5/2016	KRW	4,872,716	USD	4,165	9

					$753

CURRENCY LEGEND

BRL	Brazilian real

CAD	Canadian dollar

KRW	South Korean won

MYR	Malaysian ringgit

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 4.5%
AGL Energy Ltd.	3,779	$49,709
Alumina Ltd.(a)	40,506	34,038
Amcor Ltd.	7,258	70,971
AMP Ltd.	9,079	38,510
ASX Ltd.	1,478	45,658
Aurizon Holdings Ltd.	12,545	39,977
Australia & New Zealand Banking Group Ltd.	17,945	364,651
Bank of Queensland Ltd.	4,256	43,164
Bendigo & Adelaide Bank Ltd.	6,861	59,651
BHP Billiton Ltd.	14,741	191,545
Challenger Ltd.	7,876	49,967
CIMIC Group Ltd.	2,695	47,646
Commonwealth Bank of Australia	10,018	623,394
Crown Resorts Ltd.	3,396	30,884
Insurance Australia Group Ltd.	3,692	14,935
Macquarie Group Ltd.	2,456	147,899
National Australia Bank Ltd.	15,817	347,531
Origin Energy Ltd.	15,268	52,209
Rio Tinto Ltd.	2,226	72,409
Santos Ltd.(a)	8,747	23,419
Sonic Healthcare Ltd.	2,879	37,431
Suncorp Group Ltd.	8,006	70,713
Tabcorp Holdings Ltd.	8,522	29,203
Tatts Group Ltd.	19,857	63,422
Telstra Corp., Ltd.	86,226	351,936
Wesfarmers Ltd.	5,278	159,783
Westpac Banking Corp.	20,017	488,747
Woodside Petroleum Ltd.	7,336	153,287
Woolworths Ltd.	5,020	89,481

Total Australia		3,792,170

Austria - 0.1%
Oesterreichische Post AG	785	28,678
OMV AG	1,911	54,244
Vienna Insurance Group AG Wiener Versicherung Gruppe	278	7,637

Total Austria		90,559

Belgium - 0.5%
Ageas	1,369	63,650
Cofinimmo S.A.	699	74,725
Elia System Operator S.A./N.V.	1,047	48,713
Euronav N.V.	2,666	36,722
KBC Groep N.V.	2,043	127,988
Proximus SADP	1,872	61,006
Solvay S.A.	411	43,946

Total Belgium		456,750

Brazil - 1.0%
Ambev S.A.	54,059	243,906
Banco Bradesco S.A.	14,760	76,482
Banco do Brasil S.A.	14,508	54,053
Banco Santander Brasil S.A.	32,420	131,442
BB Seguridade Participacoes S.A.	3,168	19,482
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	20,547	56,558
CETIP S.A. - Mercados Organizados	7,458	70,692
Itau Unibanco Holding S.A.	6,393	39,719
Natura Cosmeticos S.A.	6,945	41,236
Porto Seguro S.A.	1,772	12,895
Tractebel Energia S.A.	8,107	68,626
Vale S.A.	2,947	9,706

Total Brazil		824,797

Canada - 3.1%
Agrium, Inc.(a)	706	62,854
AltaGas Ltd.(a)	1,703	37,883
Bank of Montreal	3,309	185,996
Bank of Nova Scotia (The)	5,021	202,307
BCE, Inc.	4,635	178,380
Canadian Imperial Bank of Commerce(a)	2,250	147,705
Canadian Natural Resources Ltd.	4,134	89,936
Canadian Oil Sands Ltd.	3,650	21,730
Cenovus Energy, Inc.	1,833	23,092
CI Financial Corp.	2,138	47,097
Crescent Point Energy Corp.(a)	2,552	29,615
Emera, Inc.	1,122	34,918
Enbridge, Inc.	3,404	112,723
Encana Corp.	4,864	24,616
Finning International, Inc.	1,460	19,633
Goldcorp, Inc.	4,380	50,418
Great-West Lifeco, Inc.	3,959	98,412
Husky Energy, Inc.	2,499	25,742
Keyera Corp.	1,300	37,678
National Bank of Canada	1,260	36,564
Pembina Pipeline Corp.(a)	1,869	40,566
Peyto Exploration & Development Corp.(a)	1,300	23,275
Potash Corp. of Saskatchewan, Inc.	2,843	48,506
Power Corp. of Canada	2,154	44,876
Power Financial Corp.(a)	2,902	66,455
RioCan Real Estate Investment Trust	2,840	48,434
Rogers Communications, Inc. Class B	2,114	72,623
Royal Bank of Canada	6,232	332,663
Shaw Communications, Inc. Class B(a)	2,017	34,558
Teck Resources Ltd. Class B(a)	6,517	25,053
TELUS Corp.	2,475	68,169
Toronto-Dominion Bank (The)	7,041	274,929
TransCanada Corp.(a)	2,741	89,170

Total Canada		2,636,576

Chile - 0.2%
AES Gener S.A.	21,192	9,404
Banco de Chile	896,756	91,346
Banco Santander Chile	1,647,812	73,926

Total Chile		174,676

China - 3.6%
Agricultural Bank of China Ltd. Class H	192,074	78,563
Bank of China Ltd. Class H	508,366	226,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
Bank of Communications Co., Ltd. Class H	184,125	$129,717
Belle International Holdings Ltd.	87,000	65,333
China Construction Bank Corp. Class H	1,525,536	1,045,218
China Everbright Bank Co., Ltd. Class H	81,000	39,402
China Hongqiao Group Ltd.	59,000	35,095
China Jinmao Holdings Group Ltd.	127,447	43,578
China Merchants Bank Co., Ltd. Class H	28,527	67,359
China Petroleum & Chemical Corp. Class H	138,000	83,333
China Power International Development Ltd.	38,224	22,095
China Resources Power Holdings Co., Ltd.	21,575	41,980
China Shenhua Energy Co., Ltd. Class H	9,500	14,930
China Vanke Co., Ltd. Class H(a)	8,200	24,229
China Zhongwang Holdings Ltd.(a)	60,000	30,812
CNOOC Ltd.	222,415	231,594
Country Garden Holdings Co., Ltd.	216,000	88,628
Evergrande Real Estate Group Ltd.(a)	163,000	143,437
Great Wall Motor Co., Ltd. Class H	10,597	12,347
Huaneng Power International, Inc. Class H	30,137	26,015
Industrial & Commercial Bank of China Ltd. Class H	531,000	320,649
Kunlun Energy Co., Ltd.	38,000	33,832
Lenovo Group Ltd.	44,000	44,680
PetroChina Co., Ltd. Class H	36,000	23,597
Shenzhen Investment Ltd.	62,000	29,039
Shimao Property Holdings Ltd.	30,500	54,230
Sino-Ocean Land Holdings Ltd.	55,275	35,447
Yangzijiang Shipbuilding Holdings Ltd.	62,000	48,074

Total China		3,040,169

Czech Republic - 0.1%
CEZ AS	2,114	37,758
Komercni Banka AS	302	60,096
O2 Czech Republic AS	1,814	18,304

Total Czech Republic		116,158

Denmark - 0.1%
TDC A/S	3,218	16,109
Tryg A/S	1,722	34,441

Total Denmark		50,550

Finland - 0.6%
Elisa Oyj	2,207	83,408
Fortum Oyj	2,496	37,743
Kesko Oyj Class B	850	29,889
Kone Oyj Class B	1,157	49,231
Metso Oyj	970	21,812
Nokian Renkaat Oyj	817	29,376
Sampo Oyj Class A	3,315	169,251
Stora Enso Oyj Class R	4,934	44,969
UPM-Kymmene Oyj	3,422	64,049

Total Finland		529,728

France - 3.1%
AXA S.A.	12,244	335,576
Bouygues S.A.	1,810	71,855
CNP Assurances	2,883	38,960
Electricite de France S.A.	11,623	171,399
Engie SA	13,044	231,320
Eutelsat Communications S.A.	1,090	32,680
ICADE	567	38,126
Lagardere SCA	1,173	35,054
Metropole Television S.A.	1,652	28,426
Natixis S.A.	12,291	69,656
Orange S.A.	15,281	257,047
Rexel S.A.	2,405	32,082
Schneider Electric SE	2,273	129,779
SCOR SE	1,870	70,103
Suez Environnement Co.	1,662	31,162
Technip S.A.	786	39,050
TOTAL S.A.	14,589	653,969
Unibail-Rodamco SE	535	136,226
Vivendi S.A.	11,582	249,869

Total France		2,652,339

Germany - 2.9%
Aareal Bank AG	953	30,167
Allianz SE Registered Shares	2,040	362,435
BASF SE	3,682	282,863
Bayerische Motoren Werke AG	2,581	273,729
Daimler AG Registered Shares	4,791	403,762
E.ON SE	5,294	51,361
Freenet AG	1,343	45,685
METRO AG	1,311	42,098
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	951	190,653
ProSiebenSat.1 Media SE	620	31,497
RWE AG	6,081	77,354
Siemens AG Registered Shares	4,041	394,550
Telefonica Deutschland Holding AG	9,764	51,877
Volkswagen AG	1,303	201,418

Total Germany		2,439,449

Hong Kong - 1.2%
Bank of East Asia Ltd. (The)(a)	11,000	40,948
BOC Hong Kong Holdings Ltd.	54,000	165,132
Cathay Pacific Airways Ltd.	16,000	27,705
CLP Holdings Ltd.	10,500	89,214
CP Pokphand Co., Ltd.	126,000	13,331
Hang Lung Properties Ltd.	13,472	30,664
Hang Seng Bank Ltd.	8,100	154,158
Hopewell Holdings Ltd.	10,500	37,732
Hysan Development Co., Ltd.	6,000	24,580
New World Development Co., Ltd.	67,423	66,639
PCCW Ltd.	52,000	30,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
Power Assets Holdings Ltd.	11,500	$105,798
Sino Land Co., Ltd.	36,000	52,768
SJM Holdings Ltd.	73,000	52,088
Swire Pacific Ltd. Class A	6,500	73,134
Wharf Holdings Ltd. (The)	6,519	36,169

Total Hong Kong		1,000,589

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,337	65,517

Indonesia - 0.2%
Astra International Tbk PT	138,100	60,109
Indofood Sukses Makmur Tbk PT	40,800	15,317
Perusahaan Gas Negara Persero Tbk	137,400	27,360
Semen Indonesia Persero Tbk PT	24,000	19,848
United Tractors Tbk PT	18,900	23,239

Total Indonesia		145,873

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	27,794	61,216
Israel Chemicals Ltd.	6,418	26,077

Total Israel		87,293

Italy - 1.0%
Assicurazioni Generali SpA	4,287	78,796
Banca Mediolanum SpA	4,048	32,145
Enel SpA	41,502	175,465
Eni SpA	21,046	315,499
Hera SpA	14,817	39,435
Snam SpA	22,652	118,851
Terna Rete Elettrica Nazionale SpA	11,536	59,600
UnipolSai SpA	18,274	46,849

Total Italy		866,640

Japan - 2.6%
Aozora Bank Ltd.	14,331	50,393
Canon, Inc.(a)	3,000	91,650
Daiwa Securities Group, Inc.	12,601	78,018
FANUC Corp.	1,400	245,330
Hino Motors Ltd.	2,100	24,597
ITOCHU Corp.	9,742	116,779
JFE Holdings, Inc.	3,300	52,671
JX Holdings, Inc.	17,900	75,650
Marubeni Corp.	6,169	32,057
Mitsui & Co., Ltd.	6,458	77,601
Nomura Holdings, Inc.	18,700	105,567
NTT DOCOMO, Inc.	14,600	301,479
Resona Holdings, Inc.	16,900	83,057
Seiko Epson Corp.	2,000	31,090
Sumitomo Corp.	6,386	65,853
Tokyo Electron Ltd.	700	42,607
Toyota Motor Corp.	12,300	765,638

Total Japan		2,240,037

Malaysia - 0.4%
AMMB Holdings Bhd	47,000	49,589
Axiata Group Bhd	7,601	11,348
British American Tobacco Malaysia Bhd	2,400	31,348
DiGi.Com Bhd	72,800	91,562
HAP Seng Consolidated Bhd	32,900	49,654
Malayan Banking Bhd	22,500	44,020
Maxis Bhd	32,500	51,473
YTL Power International Bhd	36,951	12,737

Total Malaysia		341,731

Mexico - 0.3%
Grupo Financiero Santander Mexico S.A.B. de C.V. Class B	20,434	35,790
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	5,974	13,964
Wal-Mart de Mexico S.A.B. de C.V. Series V	70,221	176,821

Total Mexico		226,575

Netherlands - 0.2%
Aegon N.V.	6,061	34,435
Koninklijke Philips N.V.	2,639	67,540
NN Group N.V.	1,473	52,084

Total Netherlands		154,059

New Zealand - 0.1%
Fletcher Building Ltd.	3,769	18,965
Meridian Energy Ltd.	15,541	25,428
Mighty River Power Ltd.	12,948	24,643
Spark New Zealand Ltd.	24,305	54,909

Total New Zealand		123,945

Norway - 0.5%
Gjensidige Forsikring ASA	2,260	36,282
Marine Harvest ASA*	4,519	61,061
Norsk Hydro ASA	9,555	35,764
Orkla ASA	6,923	54,828
Statoil ASA	13,918	194,508
Yara International ASA	1,255	54,290

Total Norway		436,733

Philippines - 0.1%
Aboitiz Power Corp.	37,800	33,498
DMCI Holdings, Inc.	64,000	18,770
Energy Development Corp.	139,600	18,394
Philippine Long Distance Telephone Co.	910	39,838

Total Philippines		110,500

Poland - 0.2%
Bank Handlowy w Warszawie S.A.	1,861	33,884
Bank Pekao S.A.	1,070	38,882
PGE Polska Grupa Energetyczna S.A.	5,536	17,930
Powszechny Zaklad Ubezpieczen S.A.	5,377	46,323

Total Poland		137,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
Portugal - 0.1%
EDP-Energias de Portugal S.A.	18,746	$67,628
Galp Energia, SGPS, S.A.	3,181	37,043
Portucel S.A.	5,667	22,138

Total Portugal		126,809

Russia - 0.8%
Gazprom Neft PAO ADR	5,140	54,741
Gazprom PAO ADR	22,033	81,357
Lukoil PJSC ADR	4,864	156,621
MMC Norilsk Nickel PJSC ADR	15,207	192,597
Mobile TeleSystems PJSC ADR	11,980	74,036
Novolipetsk Steel OJSC GDR Reg S	5,209	44,329
Rostelecom PJSC ADR	4,381	32,638
Severstal PAO GDR Reg S	6,796	56,848

Total Russia		693,167

Singapore - 0.9%
DBS Group Holdings Ltd.	9,000	105,882
Frasers Centrepoint Ltd.	32,300	38,251
Hutchison Port Holdings Trust	81,600	43,248
Jardine Cycle & Carriage Ltd.	2,000	49,131
Keppel Corp., Ltd.	4,800	22,027
Olam International Ltd.	16,400	21,040
Oversea-Chinese Banking Corp., Ltd.	22,103	137,107
SATS Ltd.	8,220	22,250
Singapore Telecommunications Ltd.	89,000	230,240
StarHub Ltd.	12,000	31,297
United Overseas Bank Ltd.	2,829	39,105

Total Singapore		739,578

South Africa - 0.7%
Barclays Africa Group Ltd.	3,521	32,605
FirstRand Ltd.	22,271	60,896
Foschini Group Ltd. (The)	2,627	20,646
Hyprop Investments Ltd.	4,481	29,887
Imperial Holdings Ltd.	2,064	15,899
MMI Holdings Ltd.	14,429	20,486
MTN Group Ltd.	8,400	72,039
Nedbank Group Ltd.	3,148	38,317
RMB Holdings Ltd.	7,496	26,901
Sanlam Ltd.	12,123	47,364
Sasol Ltd.	2,593	70,182
Standard Bank Group Ltd.	1,820	13,331
Telkom S.A. SOC Ltd.	3,990	16,564
Truworths International Ltd.	4,106	24,153
Vodacom Group Ltd.	7,917	77,870

Total South Africa		567,140

South Korea - 0.2%
POSCO	365	51,829
SK Telecom Co., Ltd.	447	82,153
Woori Bank	5,638	42,410

Total South Korea		176,392

Spain - 2.4%
Abertis Infraestructuras S.A.	6,332	99,118
Acerinox S.A.(a)	3,355	34,321
ACS Actividades de Construccion y Servicios S.A.	1,739	51,033
Banco Bilbao Vizcaya Argentaria S.A.	16,430	120,277
Banco Santander S.A.	121,645	602,308
CaixaBank S.A.	19,683	68,721
Enagas S.A.	1,832	51,743
Endesa S.A.	5,609	112,874
Gas Natural SDG S.A.	5,473	111,861
Iberdrola S.A.	35,011	249,113
Mapfre S.A.	14,094	35,397
Red Electrica Corp. S.A.	876	73,378
Repsol S.A.	7,549	82,989
Tecnicas Reunidas S.A.(a)	432	16,354
Telefonica S.A.	32,747	364,090

Total Spain		2,073,577

Sweden - 1.4%
Castellum AB	1,887	27,016
Nordea Bank AB	27,704	306,595
Skandinaviska Enskilda Banken AB Class A	12,985	137,696
Skanska AB Class B	3,613	70,626
SKF AB Class B	1,799	29,277
Svenska Handelsbanken AB Class A	7,884	105,580
Swedbank AB Class A	7,337	162,830
Telefonaktiebolaget LM Ericsson Class B	13,140	128,273
TeliaSonera AB	24,775	123,984
Volvo AB Class B	6,420	60,236

Total Sweden		1,152,113

Switzerland - 1.7%
ABB Ltd. Registered Shares*	8,616	154,589
Baloise Holding AG Registered Shares	887	113,068
Helvetia Holding AG Registered Shares	86	48,627
Kuehne + Nagel International AG Registered Shares	619	85,213
Logitech International S.A. Registered Shares	2,367	36,415
SGS S.A. Registered Shares	20	38,182
STMicroelectronics N.V.	5,179	35,247
Sulzer AG Registered Shares	392	36,948
Swiss Re AG	3,739	366,616
Swisscom AG Registered Shares	319	160,297
Syngenta AG Registered Shares	365	143,046
Zurich Insurance Group AG*	872	225,100

Total Switzerland		1,443,348

Taiwan - 1.7%
Advanced Semiconductor Engineering, Inc.	40,108	46,400
Asia Cement Corp.	15,514	12,941
Asustek Computer, Inc.	5,486	45,429
AU Optronics Corp.	100,000	29,622
Cathay Financial Holding Co., Ltd.	54,000	76,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	8,197	$13,301
China Development Financial Holding Corp.	150,000	37,583
China Steel Corp.	85,000	46,450
Chunghwa Telecom Co., Ltd.	33,000	99,562
Compal Electronics, Inc.	26,000	14,644
CTBC Financial Holding Co., Ltd.	95,000	48,878
Delta Electronics, Inc.	10,525	49,826
Far Eastern New Century Corp.	15,994	12,538
First Financial Holding Co., Ltd.	77,000	35,866
Fubon Financial Holding Co., Ltd.	77,195	105,756
Hon Hai Precision Industry Co., Ltd.	65,000	159,893
Innolux Corp.	120,000	36,314
MediaTek, Inc.	16,389	124,737
Mega Financial Holding Co., Ltd.	98,941	64,009
Nan Ya Plastics Corp.	22,000	40,856
Nanya Technology Corp.	16,000	22,261
Pegatron Corp.	16,680	36,562
Quanta Computer, Inc.	20,210	32,610
Siliconware Precision Industries Co., Ltd.	25,000	39,806
SinoPac Financial Holdings Co., Ltd.	87,000	24,818
Taiwan Mobile Co., Ltd.	22,800	69,413
United Microelectronics Corp.	88,000	32,417
Yuanta Financial Holding Co., Ltd.	110,000	40,689

Total Taiwan		1,399,297

Thailand - 0.4%
Advanced Info Service PCL	15,041	63,533
Charoen Pokphand Foods PCL NVDR	39,300	19,986
Glow Energy PCL NVDR	7,700	15,834
Intouch Holdings PCL NVDR	15,871	22,934
Krung Thai Bank PCL NVDR	34,200	15,872
Land & Houses PCL NVDR	142,500	37,422
PTT Exploration & Production PCL NVDR	21,400	34,046
PTT Global Chemical PCL NVDR	14,036	19,502
PTT PCL NVDR	6,300	42,718
Siam Commercial Bank PCL (The) NVDR	22,600	75,051
Total Access Communication PCL NVDR	23,600	19,839

Total Thailand		366,737

Turkey - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	38,457	34,256
Eregli Demir ve Celik Fabrikalari TAS	5,791	6,031
Turk Telekomunikasyon AS	37,590	70,316

Total Turkey		110,603

United Kingdom - 9.9%
Admiral Group PLC	934	22,838
Amlin PLC	2,600	25,426
AstraZeneca PLC	6,527	444,114
Aviva PLC	15,614	118,750
BAE Systems PLC	21,911	161,344
Berkeley Group Holdings PLC	1,437	78,112
BHP Billiton PLC	12,052	135,002
BP PLC	161,863	844,537
British American Tobacco PLC	9,273	515,401
Cable & Wireless Communications PLC	35,222	38,572
Centrica PLC	17,587	56,535
Cobham PLC	4,551	18,996
Diageo PLC	9,943	272,070
Direct Line Insurance Group PLC	4,739	28,463
GlaxoSmithKline PLC	37,277	754,362
HSBC Holdings PLC	147,289	1,164,033
ICAP PLC	7,153	53,716
IG Group Holdings PLC	3,775	44,651
Imperial Tobacco Group PLC	5,155	272,501
Inmarsat PLC	4,297	72,010
Intu Properties PLC	5,625	26,306
J Sainsbury PLC(a)	15,980	60,955
Legal & General Group PLC	36,836	145,396
Man Group PLC	17,259	44,644
Marks & Spencer Group PLC	9,013	60,098
National Grid PLC	23,449	324,014
Next PLC	734	78,866
Old Mutual PLC	24,881	65,606
Pearson PLC	3,871	41,992
Pennon Group PLC	2,579	32,728
Rexam PLC	3,866	34,445
Rio Tinto PLC	11,029	321,780
Royal Dutch Shell PLC Class A	28,287	636,223
Royal Mail PLC	7,145	46,758
Segro PLC	10,464	66,226
Severn Trent PLC	1,759	56,441
SSE PLC	7,021	158,121
Standard Life PLC	12,207	70,114
TalkTalk Telecom Group PLC(a)	4,823	15,454
Tate & Lyle PLC	2,150	18,982
Taylor Wimpey PLC	25,273	75,654
Unilever PLC	5,404	233,094
United Utilities Group PLC	5,492	75,726
Vodafone Group PLC	148,235	482,849
Weir Group PLC (The)	1,354	19,957
WM Morrison Supermarkets PLC(a)	16,787	36,668

Total United Kingdom		8,350,530

United States - 52.3%
AbbVie, Inc.	11,852	702,112
AES Corp.	6,309	60,377
AGL Resources, Inc.	1,245	79,443
Alliant Energy Corp.	826	51,584
Altria Group, Inc.	15,622	909,357
Ameren Corp.	2,350	101,590
American Campus Communities, Inc.	340	14,056
American Eagle Outfitters, Inc.(a)	1,981	30,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
American Electric Power Co., Inc.	4,075	$237,450
AT&T, Inc.	66,127	2,275,430
Baxter International, Inc.	5,962	227,450
BioMed Realty Trust, Inc.	1,813	42,950
Brandywine Realty Trust	3,166	43,248
CA, Inc.	2,944	84,081
Camden Property Trust	852	65,399
Caterpillar, Inc.	5,276	358,557
CBL & Associates Properties, Inc.	4,108	50,816
CenterPoint Energy, Inc.	4,995	91,708
CenturyLink, Inc.	10,833	272,558
Chevron Corp.	19,888	1,789,124
Cincinnati Financial Corp.	1,052	62,247
Cisco Systems, Inc.	31,472	854,622
CME Group, Inc.	3,357	304,144
CMS Energy Corp.	1,645	59,352
Coach, Inc.	2,836	92,822
Coca-Cola Co. (The)	28,370	1,218,775
Compass Minerals International, Inc.	447	33,646
ConocoPhillips	14,241	664,912
Consolidated Edison, Inc.	2,568	165,045
Corrections Corp. of America	2,149	56,927
Crown Castle International Corp.	2,499	216,039
Cullen/Frost Bankers, Inc.(a)	686	41,160
Cummins, Inc.	1,171	103,060
CVR Energy, Inc.(a)	1,080	42,498
Darden Restaurants, Inc.	1,023	65,104
DCT Industrial Trust, Inc.	682	25,486
DDR Corp.	3,242	54,595
Deere & Co.	2,133	162,684
Diamond Offshore Drilling, Inc.(a)	2,929	61,802
DiamondRock Hospitality Co.	2,961	28,574
Digital Realty Trust, Inc.	1,268	95,886
Dominion Resources, Inc.	4,242	286,929
Dow Chemical Co. (The)	8,857	455,958
DTE Energy Co.	1,279	102,563
Duke Energy Corp.	6,699	478,242
Duke Realty Corp.	1,858	39,055
E.I. du Pont de Nemours & Co.	6,087	405,394
Emerson Electric Co.	5,778	276,362
Entergy Corp.	2,222	151,896
EPR Properties	1,148	67,101
Eversource Energy	1,994	101,834
Exelon Corp.	7,891	219,133
Exxon Mobil Corp.	33,009	2,573,052
First Niagara Financial Group, Inc.	3,612	39,190
FirstEnergy Corp.	4,353	138,121
FirstMerit Corp.	2,654	49,497
Ford Motor Co.	32,511	458,080
Frontier Communications Corp.	18,798	87,787
GameStop Corp. Class A(a)	981	27,507
Gaming and Leisure Properties, Inc.	1,811	50,346
Gap, Inc. (The)(a)	3,056	75,483
General Electric Co.	69,650	2,169,597
General Mills, Inc.	3,733	215,245
General Motors Co.	14,380	489,064
Geo Group, Inc. (The)	1,859	53,744
Great Plains Energy, Inc.	2,128	58,116
Hancock Holding Co.	1,261	31,739
Hawaiian Electric Industries, Inc.	1,419	41,080
HCP, Inc.	5,489	209,899
Helmerich & Payne, Inc.(a)	1,285	68,812
Highwoods Properties, Inc.	1,079	47,044
HollyFrontier Corp.	2,231	88,995
Hospitality Properties Trust	2,254	58,942
Host Hotels & Resorts, Inc.	6,549	100,462
Huntsman Corp.	3,969	45,127
Intel Corp.	30,141	1,038,357
International Business Machines Corp.	6,500	894,530
International Paper Co.	3,193	120,376
Iron Mountain, Inc.	2,883	77,870
Johnson & Johnson	18,216	1,871,147
Kimberly-Clark Corp.	2,194	279,296
Kimco Realty Corp.	3,619	95,759
Kinder Morgan, Inc.	23,703	353,649
KLA-Tencor Corp.	1,022	70,876
Kohl’s Corp.	1,785	85,020
Lamar Advertising Co. Class A	1,096	65,738
Las Vegas Sands Corp.	8,943	392,061
LaSalle Hotel Properties	1,217	30,620
Leidos Holdings, Inc.	477	26,836
Liberty Property Trust	2,027	62,938
Macerich Co. (The)	1,091	88,033
Marathon Oil Corp.	6,457	81,294
Mattel, Inc.	5,323	144,626
Maxim Integrated Products, Inc.	1,828	69,464
McDonald’s Corp.	6,951	821,191
MDU Resources Group, Inc.	1,782	32,646
Medical Properties Trust, Inc.	4,631	53,303
Merck & Co., Inc.	21,654	1,143,764
MetLife, Inc.	7,525	362,780
Microchip Technology, Inc.(a)	1,193	55,522
Mid-America Apartment Communities, Inc.	533	48,402
Mosaic Co. (The)	2,456	67,761
Murphy Oil Corp.	2,128	47,774
National Oilwell Varco, Inc.	4,760	159,412
National Retail Properties, Inc.	1,256	50,303
Navient Corp.	7,245	82,955
New York Community Bancorp, Inc.	5,806	94,754
NiSource, Inc.	4,511	88,010
Norfolk Southern Corp.	1,851	156,576
NRG Energy, Inc.	2,713	31,932
Nu Skin Enterprises, Inc. Class A(a)	621	23,530
Nucor Corp.	2,501	100,790
Occidental Petroleum Corp.	7,123	481,586
OGE Energy Corp.	1,516	39,856
Old Republic International Corp.	3,402	63,379
Omega Healthcare Investors, Inc.	1,772	61,985
Omnicom Group, Inc.	1,275	96,466
ONEOK, Inc.	3,065	75,583
Outfront Media, Inc.	2,081	45,428
PACCAR, Inc.	2,507	118,832
Packaging Corp. of America	593	37,389
PacWest Bancorp	1,228	52,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

December 31, 2015

Investments	Shares	Value
Paychex, Inc.	2,617	$138,413
PBF Energy, Inc. Class A	1,423	52,381
People’s United Financial, Inc.(a)	4,636	74,871
Pepco Holdings, Inc.	2,264	58,887
Pfizer, Inc.	44,527	1,437,332
PG&E Corp.	3,603	191,644
Philip Morris International, Inc.	15,765	1,385,901
Piedmont Natural Gas Co., Inc.	948	54,055
Piedmont Office Realty Trust, Inc. Class A	2,459	46,426
Pinnacle West Capital Corp.	1,120	72,218
Pitney Bowes, Inc.	2,080	42,952
Plum Creek Timber Co., Inc.	1,345	64,183
PPL Corp.	6,517	222,425
Principal Financial Group, Inc.	1,473	66,255
Procter & Gamble Co. (The)	20,052	1,592,329
Prologis, Inc.	4,179	179,363
Prudential Financial, Inc.	2,998	244,067
Public Service Enterprise Group, Inc.	4,154	160,718
QUALCOMM, Inc.	10,823	540,988
Questar Corp.	1,932	37,635
R.R. Donnelley & Sons Co.	3,852	56,701
Realty Income Corp.	2,026	104,602
RLJ Lodging Trust	1,744	37,723
RMR Group, Inc. (The) Class A*	10	144
SCANA Corp.	1,416	85,654
Senior Housing Properties Trust	4,807	71,336
Simon Property Group, Inc.	1,764	342,992
Six Flags Entertainment Corp.	621	34,118
Southern Co. (The)	9,153	428,269
Spectra Energy Corp.	7,937	190,012
Spirit Realty Capital, Inc.	6,537	65,501
Staples, Inc.	6,443	61,015
Steel Dynamics, Inc.	2,100	37,527
Sunstone Hotel Investors, Inc.	1,445	18,048
Symantec Corp.	3,689	77,469
Sysco Corp.	3,992	163,672
Targa Resources Corp.	717	19,402
Taubman Centers, Inc.	369	28,310
TECO Energy, Inc.	3,227	86,000
TEGNA, Inc.	1,832	46,753
Time, Inc.	1,950	30,556
Timken Co. (The)	1,177	33,650
Tupperware Brands Corp.	707	39,345
UDR, Inc.	1,298	48,766
Umpqua Holdings Corp.	3,104	49,354
Vector Group Ltd.	1,815	42,816
Ventas, Inc.	3,361	189,661
Verizon Communications, Inc.	43,746	2,021,940
Viacom, Inc. Class B	2,378	97,878
Waddell & Reed Financial, Inc. Class A	1,670	47,862
Waste Management, Inc.	2,581	137,748
Weingarten Realty Investors	771	26,661
Welltower, Inc.	2,236	152,115
Westar Energy, Inc.	1,262	53,521
Western Union Co. (The)	2,826	50,614
Weyerhaeuser Co.	4,487	134,520
WGL Holdings, Inc.	494	31,117
Williams Cos., Inc. (The)	9,061	232,868
WP GLIMCHER, Inc.	3,600	38,196
Wynn Resorts Ltd.(a)	1,540	106,553
Xcel Energy, Inc.	3,674	131,933

Total United States		44,318,062

TOTAL COMMON STOCKS (Cost: $87,132,096)		84,257,785

RIGHTS - 0.0%

Brazil - 0.0%
Banco Bradesco S.A., expiring 2/5/16*	517	170

Spain - 0.0%
Repsol S.A., expiring 1/14/16*	8,080	4,029

TOTAL RIGHTS (Cost: $4,083)		4,199

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree High Dividend Fund(b)	455	26,859
WisdomTree International High Dividend Fund(b)	2,123	80,122

TOTAL EXCHANGE-TRADED FUNDS (Cost: $106,139)		106,981

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $1,142,266)(d)	1,142,266	1,142,266

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $88,384,584)		85,511,231
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(782,759)

NET ASSETS - 100.0%		$84,728,472

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $1,516,614 and the total market value of the collateral held by the Fund was $1,588,908. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $446,642.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 7.0%
BHP Billiton Ltd.	20,002	$259,907
Fortescue Metals Group Ltd.(a)	70,701	96,190
Rio Tinto Ltd.	7,077	230,206
Woodside Petroleum Ltd.	19,848	414,729

Total Australia		1,001,032

Brazil - 1.8%
Vale S.A.	79,508	261,861

Canada - 8.8%
Agrium, Inc.(a)	1,640	146,007
Cameco Corp.	7,962	97,841
Canadian Natural Resources Ltd.	6,670	145,107
First Quantum Minerals Ltd.	11,478	42,802
Husky Energy, Inc.	14,737	151,820
Imperial Oil Ltd.	1,889	61,303
Potash Corp. of Saskatchewan, Inc.	15,056	256,877
Suncor Energy, Inc.	4,994	128,418
Teck Resources Ltd. Class B(a)	60,056	230,868

Total Canada		1,261,043

China - 6.8%
China Petroleum & Chemical Corp. Class H	336,600	203,259
China Shenhua Energy Co., Ltd. Class H	192,700	302,844
CNOOC Ltd.	279,018	290,533
Kunlun Energy Co., Ltd.	204,000	181,622

Total China		978,258

France - 2.9%
Technip S.A.	3,729	185,264
TOTAL S.A.	5,268	236,144

Total France		421,408

Germany - 1.3%
Aurubis AG	1,273	64,960
K+S AG Registered Shares	4,837	124,110

Total Germany		189,070

Hong Kong - 0.6%
CP Pokphand Co., Ltd.	867,000	91,732

Israel - 1.4%
Israel Chemicals Ltd.	48,523	197,157

Italy - 1.8%
Eni SpA	17,432	261,322

Japan - 2.3%
Dowa Holdings Co., Ltd.	11,000	80,103
Mitsubishi Materials Corp.	36,000	114,918
Sumitomo Metal Mining Co., Ltd.	11,000	135,288

Total Japan		330,309

Malaysia - 1.9%
IOI Corp. Bhd	87,600	90,997
Kuala Lumpur Kepong Bhd	20,200	107,646
SapuraKencana Petroleum Bhd	163,200	76,782

Total Malaysia		275,425

Mexico - 0.8%
Grupo Mexico S.A.B. de C.V. Series B	45,857	97,682
Industrias Penoles S.A.B. de C.V.	1,567	16,079

Total Mexico		113,761

Norway - 2.7%
Statoil ASA	15,574	217,651
Yara International ASA	3,854	166,720

Total Norway		384,371

Philippines - 0.9%
Semirara Mining and Power Corp.	44,100	127,928

Poland - 1.0%
KGHM Polska Miedz S.A.	9,077	145,937

Russia - 9.8%
Gazprom PAO ADR	52,456	193,694
Lukoil PJSC ADR	7,854	252,899
MMC Norilsk Nickel PJSC ADR	29,914	378,861
NovaTek OAO GDR Reg S	855	70,238
Novolipetsk Steel OJSC GDR Reg S	14,245	121,225
PhosAgro OAO GDR Reg S	10,052	129,168
Rosneft OAO GDR Reg S	35,705	124,111
Tatneft PAO ADR	4,969	130,933

Total Russia		1,401,129

Singapore - 1.0%
Wilmar International Ltd.	66,200	137,192

South Africa - 1.2%
Sasol Ltd.	6,499	175,901

South Korea - 0.4%
Korea Zinc Co., Ltd.	140	55,998

Spain - 3.1%
Repsol S.A.	28,834	316,982
Tecnicas Reunidas S.A.(a)	3,498	132,426

Total Spain		449,408

Sweden - 0.5%
Boliden AB	4,244	71,937

Switzerland - 1.3%
Syngenta AG Registered Shares	480	188,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2015

Investments	Shares	Value
Thailand - 2.2%
PTT Exploration & Production PCL	59,041	$93,931
PTT Exploration & Production PCL NVDR	19,900	31,659
PTT PCL NVDR	28,000	189,857

Total Thailand		315,447

United Kingdom - 13.2%
Amec Foster Wheeler PLC	24,562	155,270
Antofagasta PLC	8,454	58,476
BG Group PLC	5,800	84,204
BHP Billiton PLC	22,284	249,617
BP PLC	67,150	350,362
Fresnillo PLC	2,591	27,038
John Wood Group PLC	14,511	131,000
Rio Tinto PLC	8,556	249,629
Royal Dutch Shell PLC Class A	13,673	307,529
Royal Dutch Shell PLC Class B	12,398	281,959

Total United Kingdom		1,895,084

United States - 23.7%
Anadarko Petroleum Corp.	1,214	58,976
Apache Corp.	2,599	115,578
Archer-Daniels-Midland Co.	2,482	91,040
Baker Hughes, Inc.	1,078	49,750
Cabot Oil & Gas Corp.	599	10,596
CF Industries Holdings, Inc.	2,492	101,699
Chevron Corp.	2,793	251,258
Cimarex Energy Co.	166	14,837
Compass Minerals International, Inc.	1,778	133,830
ConocoPhillips	5,118	238,959
Devon Energy Corp.	2,715	86,880
Diamond Offshore Drilling, Inc.(a)	16,258	343,044
EOG Resources, Inc.	479	33,908
EQT Corp.	42	2,190
Exxon Mobil Corp.	2,194	171,022
FMC Corp.	2,258	88,356
Halliburton Co.	2,351	80,028
Helmerich & Payne, Inc.(a)	4,479	239,851
Hess Corp.	1,581	76,647
Ingredion, Inc.	850	81,464
Marathon Oil Corp.	13,045	164,237
Monsanto Co.	1,197	117,928
Mosaic Co. (The)	4,753	131,135
National Oilwell Varco, Inc.	5,969	199,902
Noble Energy, Inc.	2,762	90,953
Occidental Petroleum Corp.	2,763	186,806
Oceaneering International, Inc.	2,766	103,780
Pioneer Natural Resources Co.	35	4,388
Scotts Miracle-Gro Co. (The) Class A	1,991	128,439

Total United States		3,397,481

TOTAL COMMON STOCKS (Cost: $22,460,634)		14,128,307

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/16* (Cost $4,447)	8,800	4,388

EXCHANGE-TRADED NOTE - 1.2%

United States - 1.2%
iPath MSCI India Index ETN* (Cost: $167,031)	2,562	164,173

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.1%
United States - 5.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $725,609)(c)	725,609	725,609

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $23,357,721)		15,022,477
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.7)%		(668,452)

NET ASSETS - 100.0%		$14,354,025

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $862,479 and the total market value of the collateral held by the Fund was $905,064. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $179,455.

ADR	-	American Depositary Receipt
ETN	-	Exchange-Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	CAD	5,000	USD	3,599	$(1)
1/4/2016	EUR	9,516	USD	10,392	55

					$54

CURRENCY LEGEND

CAD	Canadian dollar

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Greece - 0.0%
Energy Equipment & Services - 0.0%
Archrock, Inc.	20,935	$157,431

United States - 99.7%

Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	1,466	60,663
Lockheed Martin Corp.	36,540	7,934,661

Total Aerospace & Defense		7,995,324

Auto Components - 0.0%
Superior Industries International, Inc.	4,345	80,035

Automobiles - 2.0%
Ford Motor Co.	671,701	9,464,267
General Motors Co.	254,105	8,642,111

Total Automobiles		18,106,378

Banks - 0.9%
American National Bankshares, Inc.	1,305	33,421
Arrow Financial Corp.	2,569	69,800
Banc of California, Inc.	6,614	96,697
Bridge Bancorp, Inc.	1,570	47,775
Chemical Financial Corp.	4,945	169,465
City Holding Co.	2,220	101,321
CNB Financial Corp.	1,871	33,734
Community Bank System, Inc.	5,110	204,093
Community Trust Bancorp, Inc.	2,491	87,085
Cullen/Frost Bankers, Inc.	8,060	483,600
Financial Institutions, Inc.	2,092	58,576
First Bancorp, Inc.	1,801	36,866
First Busey Corp.	4,140	85,408
First Commonwealth Financial Corp.	13,010	118,001
First Financial Bancorp	8,455	152,782
First Niagara Financial Group, Inc.	42,727	463,588
FirstMerit Corp.	24,105	449,558
Flushing Financial Corp.	3,431	74,247
FNB Corp.	25,290	337,369
Hancock Holding Co.	11,833	297,837
Merchants Bancshares, Inc.	883	27,806
National Penn Bancshares, Inc.	20,391	251,421
NBT Bancorp, Inc.	5,457	152,141
Old National Bancorp	17,233	233,680
PacWest Bancorp	21,333	919,452
Park National Corp.	2,463	222,852
Penns Woods Bancorp, Inc.	663	28,151
People’s United Financial, Inc.	50,994	823,553
Peoples Financial Services Corp.	952	36,252
Republic Bancorp, Inc. Class A	2,562	67,662
Sandy Spring Bancorp, Inc.	3,693	99,563
Southside Bancshares, Inc.	3,603	86,544
Tompkins Financial Corp.	1,731	97,213
Trustmark Corp.	10,497	241,851
Umpqua Holdings Corp.	33,989	540,425
United Bankshares, Inc.	9,692	358,507
Univest Corp. of Pennsylvania	2,700	56,322
Valley National Bancorp	40,953	403,387
Washington Trust Bancorp, Inc.	2,749	108,641
West Bancorp, Inc.	2,608	51,508
Westamerica Bancorp	3,742	174,939

Total Banks		8,383,093

Beverages - 2.5%
Coca-Cola Co. (The)	531,899	22,850,381

Biotechnology - 1.8%
AbbVie, Inc.	270,155	16,003,982
PDL BioPharma, Inc.	79,954	283,037

Total Biotechnology		16,287,019

Capital Markets - 0.3%
Arlington Asset Investment Corp. Class A	13,003	172,030
Artisan Partners Asset Management, Inc. Class A	10,664	384,544
BGC Partners, Inc. Class A	51,701	507,187
Cohen & Steers, Inc.	5,791	176,509
Federated Investors, Inc. Class B	14,895	426,742
Greenhill & Co., Inc.	7,955	227,592
Moelis & Co. Class A	3,293	96,090
Virtu Financial, Inc. Class A	5,886	133,259
Waddell & Reed Financial, Inc. Class A	18,789	538,493
Westwood Holdings Group, Inc.	1,475	76,833

Total Capital Markets		2,739,279

Chemicals - 1.2%
Axiall Corp.	10,871	167,413
Dow Chemical Co. (The)	156,314	8,047,045
Huntsman Corp.	44,811	509,501
Innophos Holdings, Inc.	4,771	138,264
Kronos Worldwide, Inc.	48,800	275,232
Mosaic Co. (The)	49,334	1,361,125
Olin Corp.	26,612	459,323

Total Chemicals		10,957,903

Commercial Services & Supplies - 0.7%
Brady Corp. Class A	6,597	151,599
CECO Environmental Corp.	4,846	37,217
Covanta Holding Corp.	36,114	559,406
Ennis, Inc.	3,739	71,976
KAR Auction Services, Inc.	15,423	571,114
McGrath RentCorp	3,621	91,213
Pitney Bowes, Inc.	29,765	614,647
Quad/Graphics, Inc.	17,733	164,917
R.R. Donnelley & Sons Co.	56,920	837,862
Waste Management, Inc.	52,505	2,802,192
West Corp.	12,678	273,464

Total Commercial Services & Supplies		6,175,607

Communications Equipment - 3.2%
Cisco Systems, Inc.	638,408	17,335,969
Comtech Telecommunications Corp.	3,059	61,455
QUALCOMM, Inc.	238,202	11,906,527

Total Communications Equipment		29,303,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
Consumer Finance - 0.1%
Navient Corp.	72,575	$830,984

Containers & Packaging - 0.5%
Greif, Inc. Class B	4,411	188,658
International Paper Co.	75,051	2,829,423
Myers Industries, Inc.	4,414	58,795
Packaging Corp. of America	13,009	820,217
Sonoco Products Co.	13,207	539,770

Total Containers & Packaging		4,436,863

Distributors - 0.0%
Weyco Group, Inc.	1,325	35,457

Diversified Consumer Services - 0.0%
Capella Education Co.	1,365	63,090

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	1,639	26,322

Diversified Telecommunication Services - 10.0%
AT&T, Inc.	1,331,903	45,830,782
CenturyLink, Inc.	186,587	4,694,529
Cogent Communications Holdings, Inc.	8,014	278,006
Consolidated Communications Holdings, Inc.	14,949	313,182
Frontier Communications Corp.	421,362	1,967,760
IDT Corp. Class B	5,920	69,027
Inteliquent, Inc.	4,882	86,753
Verizon Communications, Inc.	803,485	37,137,077
Windstream Holdings, Inc.(a)	39,307	253,137

Total Diversified Telecommunication Services		90,630,253

Electric Utilities - 6.0%
ALLETE, Inc.	8,051	409,232
American Electric Power Co., Inc.	78,985	4,602,456
Cleco Corp.	7,297	380,976
Duke Energy Corp.	131,175	9,364,583
El Paso Electric Co.	5,382	207,207
Empire District Electric Co. (The)	7,293	204,715
Entergy Corp.	36,238	2,477,230
Eversource Energy	42,191	2,154,694
Exelon Corp.	172,290	4,784,493
FirstEnergy Corp.	75,279	2,388,603
Great Plains Energy, Inc.	24,331	664,480
Hawaiian Electric Industries, Inc.	18,476	534,880
IDACORP, Inc.	6,058	411,944
NextEra Energy, Inc.	57,062	5,928,171
OGE Energy Corp.	34,734	913,157
Otter Tail Corp.	7,486	199,352
Pepco Holdings, Inc.	40,949	1,065,083
Pinnacle West Capital Corp.	17,544	1,131,237
Portland General Electric Co.	11,460	416,800
PPL Corp.	121,758	4,155,601
Southern Co. (The)	174,048	8,143,706
Unitil Corp.	2,685	96,338
Westar Energy, Inc.	19,512	827,504
Xcel Energy, Inc.	72,566	2,605,845

Total Electric Utilities		54,068,287

Electrical Equipment - 0.6%
Emerson Electric Co.	107,175	5,126,180
General Cable Corp.	11,566	155,332

Total Electrical Equipment		5,281,512

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	22,276	270,430
Daktronics, Inc.	6,362	55,477
Electro Rent Corp.	5,249	48,291

Total Electronic Equipment, Instruments & Components		374,198

Energy Equipment & Services - 0.5%
Bristow Group, Inc.	7,069	183,087
Helmerich & Payne, Inc.	22,528	1,206,374
National Oilwell Varco, Inc.	81,457	2,727,995
Tidewater, Inc.	24,423	169,984

Total Energy Equipment & Services		4,287,440

Food & Staples Retailing - 3.1%
Sysco Corp.	67,066	2,749,706
Village Super Market, Inc. Class A	2,355	62,054
Wal-Mart Stores, Inc.	414,584	25,413,999

Total Food & Staples Retailing		28,225,759

Food Products - 2.4%
Archer-Daniels-Midland Co.	76,606	2,809,908
B&G Foods, Inc.	9,227	323,130
Cal-Maine Foods, Inc.	14,554	674,432
General Mills, Inc.	70,971	4,092,188
Kellogg Co.	39,615	2,862,976
Kraft Heinz Co. (The)	156,879	11,414,516

Total Food Products		22,177,150

Gas Utilities - 0.4%
AGL Resources, Inc.	15,398	982,547
Laclede Group, Inc. (The)	5,974	354,915
National Fuel Gas Co.	13,400	572,850
New Jersey Resources Corp.	11,774	388,071
Northwest Natural Gas Co.	4,188	211,955
Questar Corp.	30,709	598,211
South Jersey Industries, Inc.	13,225	311,052
WGL Holdings, Inc.	6,122	385,625

Total Gas Utilities		3,805,226

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	6,683	137,135

Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc.	12,173	144,980

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	2,583	128,504
Quality Systems, Inc.	10,922	176,063

Total Health Care Technology		304,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
Hotels, Restaurants & Leisure - 2.9%
Bob Evans Farms, Inc.	2,875	$111,694
Cracker Barrel Old Country Store, Inc.	3,334	422,851
Darden Restaurants, Inc.	19,120	1,216,797
DineEquity, Inc.	3,227	273,230
Interval Leisure Group, Inc.	6,666	104,056
Las Vegas Sands Corp.	196,500	8,614,560
McDonald’s Corp.	110,308	13,031,787
SeaWorld Entertainment, Inc.	16,679	328,409
Six Flags Entertainment Corp.	16,624	913,323
Speedway Motorsports, Inc.	4,829	100,057
Wynn Resorts Ltd.	12,724	880,374

Total Hotels, Restaurants & Leisure		25,997,138

Household Durables - 0.1%
MDC Holdings, Inc.	7,660	195,560
Tupperware Brands Corp.	9,896	550,712

Total Household Durables		746,272

Household Products - 3.8%
Kimberly-Clark Corp.	41,992	5,345,581
Orchids Paper Products Co.	2,342	72,415
Procter & Gamble Co. (The)	363,231	28,844,174

Total Household Products		34,262,170

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	117,981	1,129,078
NRG Energy, Inc.	70,797	833,281
NRG Yield, Inc. Class A	9,718	135,177
Pattern Energy Group, Inc.	22,535	471,207
TerraForm Global, Inc. Class A	47,755	266,951

Total Independent Power and Renewable Electricity Producers		2,835,694

Industrial Conglomerates - 3.9%
General Electric Co.	1,123,736	35,004,376
Raven Industries, Inc.	4,546	70,918

Total Industrial Conglomerates		35,075,294

Insurance - 1.1%
American National Insurance Co.	3,523	360,297
Arthur J. Gallagher & Co.	23,404	958,160
Baldwin & Lyons, Inc. Class B	2,471	59,378
Cincinnati Financial Corp.	20,020	1,184,584
Donegal Group, Inc. Class A	3,103	43,690
EMC Insurance Group, Inc.	3,202	81,011
Erie Indemnity Co. Class A	5,102	487,955
HCI Group, Inc.	1,458	50,811
Horace Mann Educators Corp.	5,378	178,442
Mercury General Corp.	11,060	515,064
Old Republic International Corp.	41,844	779,554
Prudential Financial, Inc.	61,064	4,971,220
Safety Insurance Group, Inc.	3,440	193,947

Total Insurance		9,864,113

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	3,798	82,189
PetMed Express, Inc.	4,625	79,272

Total Internet & Catalog Retail		161,461

IT Services - 2.6%
International Business Machines Corp.	146,820	20,205,368
Paychex, Inc.	45,404	2,401,418
Western Union Co. (The)	66,755	1,195,582

Total IT Services		23,802,368

Leisure Products - 0.2%
Mattel, Inc.	77,036	2,093,068

Machinery - 1.2%
American Railcar Industries, Inc.	2,556	118,292
Caterpillar, Inc.	107,391	7,298,292
Cummins, Inc.	31,014	2,729,542
Douglas Dynamics, Inc.	3,548	74,756
Joy Global, Inc.	25,085	316,322
Miller Industries, Inc.	1,510	32,888
Timken Co. (The)	11,385	325,497

Total Machinery		10,895,589

Media - 0.5%
AMC Entertainment Holdings, Inc. Class A	3,010	72,240
Cinemark Holdings, Inc.	13,628	455,584
Gannett Co., Inc.	16,440	267,808
Harte-Hanks, Inc.	24,204	78,421
Meredith Corp.	5,761	249,163
National CineMedia, Inc.	14,028	220,380
New Media Investment Group, Inc.	12,113	235,719
Regal Entertainment Group Class A	25,602	483,110
Time, Inc.	20,353	318,931
Tribune Publishing Co.	7,849	72,368
Viacom, Inc. Class B	52,410	2,157,195
World Wrestling Entertainment, Inc. Class A	4,099	73,126

Total Media		4,684,045

Metals & Mining - 0.4%
Allegheny Technologies, Inc.	23,079	259,639
Commercial Metals Co.	15,275	209,115
Compass Minerals International, Inc.	4,500	338,715
Nucor Corp.	46,208	1,862,182
Schnitzer Steel Industries, Inc. Class A	5,493	78,935
Steel Dynamics, Inc.	29,384	525,092
SunCoke Energy, Inc.	36,875	127,956

Total Metals & Mining		3,401,634

Multi-Utilities - 3.5%
Alliant Energy Corp.	16,419	1,025,367
Ameren Corp.	38,583	1,667,943
Avista Corp.	9,615	340,083
Black Hills Corp.	7,740	359,368
CenterPoint Energy, Inc.	98,927	1,816,300
CMS Energy Corp.	36,115	1,303,029
Consolidated Edison, Inc.	48,877	3,141,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
Dominion Resources, Inc.	93,112	$6,298,096
DTE Energy Co.	26,058	2,089,591
MDU Resources Group, Inc.	33,761	618,501
NiSource, Inc.	41,693	813,430
NorthWestern Corp.	6,810	369,442
PG&E Corp.	67,433	3,586,761
Public Service Enterprise Group, Inc.	83,605	3,234,677
SCANA Corp.	21,191	1,281,844
TECO Energy, Inc.	31,480	838,942
Vectren Corp.	12,942	549,000
WEC Energy Group, Inc.	46,289	2,375,089

Total Multi-Utilities		31,708,788

Multiline Retail - 0.9%
Kohl’s Corp.	29,747	1,416,850
Macy’s, Inc.	48,354	1,691,423
Target Corp.	74,994	5,445,314

Total Multiline Retail		8,553,587

Oil, Gas & Consumable Fuels - 14.9%
Alon USA Energy, Inc.	10,328	153,268
Chevron Corp.	364,947	32,830,632
ConocoPhillips	297,421	13,886,586
CVR Energy, Inc.	16,718	657,853
Evolution Petroleum Corp.	8,267	39,764
Exxon Mobil Corp.	594,285	46,324,516
Kinder Morgan, Inc.	1,070,258	15,968,249
Murphy Oil Corp.	41,098	922,650
Occidental Petroleum Corp.	135,943	9,191,106
ONEOK, Inc.	99,490	2,453,423
PBF Energy, Inc. Class A	12,744	469,107
SemGroup Corp. Class A	11,230	324,098
Spectra Energy Corp.	171,538	4,106,620
Targa Resources Corp.	28,267	764,905
Western Refining, Inc.	13,830	492,625
Williams Cos., Inc. (The)	284,684	7,316,379

Total Oil, Gas & Consumable Fuels		135,901,781

Paper & Forest Products - 0.0%
Schweitzer-Mauduit International, Inc.	4,920	206,591

Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	9,354	354,423

Pharmaceuticals - 5.3%
Merck & Co., Inc.	386,039	20,390,580
Pfizer, Inc.	844,571	27,262,752
Theravance, Inc.(a)	48,083	506,795

Total Pharmaceuticals		48,160,127

Professional Services - 0.0%
Acacia Research Corp.	16,572	71,094

Real Estate Investment Trusts (REITs) - 12.3%
Acadia Realty Trust	8,659	287,046
Agree Realty Corp.	3,987	135,518
Alexander’s, Inc.	764	293,460
Alexandria Real Estate Equities, Inc.	9,817	887,064
American Campus Communities, Inc.	18,011	744,575
Apartment Investment & Management Co. Class A	19,153	766,695
Apple Hospitality REIT, Inc.	42,908	856,873
Armada Hoffler Properties, Inc.	7,288	76,378
Ashford Hospitality Trust, Inc.	28,931	182,555
BioMed Realty Trust, Inc.	35,148	832,656
Bluerock Residential Growth REIT, Inc.	7,840	92,904
Brandywine Realty Trust	31,160	425,646
Brixmor Property Group, Inc.	46,561	1,202,205
Camden Property Trust	12,689	974,008
CareTrust REIT, Inc.	10,880	119,136
CatchMark Timber Trust, Inc. Class A	6,613	74,793
CBL & Associates Properties, Inc.	56,406	697,742
Chatham Lodging Trust	8,455	173,158
Chesapeake Lodging Trust	14,221	357,800
Columbia Property Trust, Inc.	24,754	581,224
Communications Sales & Leasing, Inc.	75,757	1,415,898
CorEnergy Infrastructure Trust, Inc.	8,245	122,356
CoreSite Realty Corp.	3,692	209,410
Corporate Office Properties Trust	18,616	406,387
Corrections Corp. of America	38,989	1,032,819
Cousins Properties, Inc.	29,000	273,470
Crown Castle International Corp.	54,573	4,717,836
CyrusOne, Inc.	9,051	338,960
DCT Industrial Trust, Inc.	11,025	412,004
DDR Corp.	59,704	1,005,415
DiamondRock Hospitality Co.	37,231	359,279
Digital Realty Trust, Inc.	27,769	2,099,892
Duke Realty Corp.	47,375	995,823
DuPont Fabros Technology, Inc.	13,603	432,439
Easterly Government Properties, Inc.	4,419	75,918
EastGroup Properties, Inc.	5,527	307,356
Education Realty Trust, Inc.	8,649	327,624
EPR Properties	15,224	889,843
Equity One, Inc.	17,239	468,039
Extra Space Storage, Inc.	13,419	1,183,690
First Potomac Realty Trust	13,364	152,350
Franklin Street Properties Corp.	30,535	316,037
Gaming and Leisure Properties, Inc.	36,149	1,004,942
Geo Group, Inc. (The)	26,692	771,666
Getty Realty Corp.	7,345	125,967
Gladstone Commercial Corp.	9,103	132,813
Global Net Lease, Inc.	52,489	417,288
Government Properties Income Trust	29,992	475,973
Gramercy Property Trust	35,261	272,215
HCP, Inc.	115,755	4,426,471
Healthcare Realty Trust, Inc.	17,469	494,722
Healthcare Trust of America, Inc. Class A	22,363	603,130
Hersha Hospitality Trust	9,135	198,778
Highwoods Properties, Inc.	15,191	662,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
Hospitality Properties Trust	44,899	$1,174,109
Host Hotels & Resorts, Inc.	149,212	2,288,912
Independence Realty Trust, Inc.	18,029	135,398
InfraREIT, Inc.	7,575	140,138
Inland Real Estate Corp.	24,201	257,015
Investors Real Estate Trust	36,119	251,027
Iron Mountain, Inc.	60,128	1,624,057
Kimco Realty Corp.	65,447	1,731,728
Kite Realty Group Trust	14,479	375,440
Lamar Advertising Co. Class A	15,534	931,729
LaSalle Hotel Properties	30,058	756,259
Lexington Realty Trust	76,670	613,360
Liberty Property Trust	34,148	1,060,295
LTC Properties, Inc.	7,161	308,926
Macerich Co. (The)	21,699	1,750,892
Medical Properties Trust, Inc.	71,373	821,503
Mid-America Apartment Communities, Inc.	10,330	938,067
Monmouth Real Estate Investment Corp. Class A	14,177	148,291
National Health Investors, Inc.	8,279	503,943
National Retail Properties, Inc.	24,543	982,947
National Storage Affiliates Trust	4,350	74,516
New Senior Investment Group, Inc.	37,200	366,792
New York REIT, Inc.	25,650	294,975
NexPoint Residential Trust, Inc.	5,438	71,183
NorthStar Realty Finance Corp.	97,819	1,665,858
Omega Healthcare Investors, Inc.	49,383	1,727,417
One Liberty Properties, Inc.	4,291	92,085
Outfront Media, Inc.	34,178	746,106
Parkway Properties, Inc.	21,800	340,734
Pebblebrook Hotel Trust	11,642	326,209
Pennsylvania Real Estate Investment Trust	11,620	254,129
Physicians Realty Trust	19,185	323,459
Piedmont Office Realty Trust, Inc. Class A	25,548	482,346
Plum Creek Timber Co., Inc.	25,159	1,200,588
Post Properties, Inc.	6,445	381,286
Potlatch Corp.	7,692	232,606
Preferred Apartment Communities, Inc. Class A	5,595	73,183
Prologis, Inc.	79,394	3,407,591
Public Storage	19,109	4,733,299
QTS Realty Trust, Inc. Class A	4,560	205,702
Ramco-Gershenson Properties Trust	15,281	253,817
Rayonier, Inc.	21,460	476,412
Realty Income Corp.	45,699	2,359,439
Regency Centers Corp.	10,957	746,391
Retail Opportunity Investments Corp.	16,192	289,837
Retail Properties of America, Inc. Class A	42,220	623,589
Rexford Industrial Realty, Inc.	7,342	120,115
RLJ Lodging Trust	28,728	621,387
Rouse Properties, Inc.	11,274	164,149
Ryman Hospitality Properties, Inc.	11,094	572,894
Sabra Health Care REIT, Inc.	20,672	418,195
Saul Centers, Inc.	2,734	140,172
Select Income REIT	35,746	708,486
Senior Housing Properties Trust	102,151	1,515,921
Silver Bay Realty Trust Corp.	4,255	66,633
Simon Property Group, Inc.	42,027	8,171,730
Sovran Self Storage, Inc.	4,967	533,009
Spirit Realty Capital, Inc.	115,151	1,153,813
STAG Industrial, Inc.	19,880	366,786
Starwood Waypoint Residential Trust	5,037	114,038
STORE Capital Corp.	22,958	532,626
Summit Hotel Properties, Inc.	13,149	157,131
Sun Communities, Inc.	8,783	601,899
Tanger Factory Outlet Centers, Inc.	12,895	421,667
Taubman Centers, Inc.	7,331	562,434
Terreno Realty Corp.	5,767	130,450
Tier REIT, Inc.	8,753	129,107
UDR, Inc.	31,753	1,192,960
UMH Properties, Inc.	8,153	82,508
Universal Health Realty Income Trust	3,031	151,580
Urban Edge Properties	13,383	313,831
Urstadt Biddle Properties, Inc. Class A	6,196	119,211
Ventas, Inc.	75,849	4,280,159
VEREIT, Inc.	241,458	1,912,347
W.P. Carey, Inc.	26,225	1,547,275
Washington Real Estate Investment Trust	11,831	320,147
Weingarten Realty Investors	19,906	688,349
Welltower, Inc.	72,411	4,926,120
Weyerhaeuser Co.	81,487	2,442,980
Whitestone REIT	10,517	126,309
WP GLIMCHER, Inc.	68,370	725,406
Xenia Hotels & Resorts, Inc.	24,967	382,744

Total Real Estate Investment Trusts (REITs)		111,848,727

Real Estate Management & Development - 0.0%
RMR Group, Inc. (The) Class A*	100	1,441

Semiconductors & Semiconductor Equipment - 0.5%
Brooks Automation, Inc.	9,440	100,819
Intersil Corp. Class A	18,877	240,871
KLA-Tencor Corp.	18,693	1,296,360
Maxim Integrated Products, Inc.	35,509	1,349,342
Microchip Technology, Inc.	25,523	1,187,840

Total Semiconductors & Semiconductor Equipment		4,175,232

Software - 0.4%
American Software, Inc. Class A	4,059	41,321
CA, Inc.	63,025	1,799,994
Symantec Corp.	80,986	1,700,706

Total Software		3,542,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree High Dividend Fund (DHS)

December 31, 2015

Investments	Shares	Value
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	7,808	$210,816
American Eagle Outfitters, Inc.	24,647	382,028
Barnes & Noble, Inc.	19,142	166,727
Big 5 Sporting Goods Corp.	2,961	29,580
Cato Corp. (The) Class A	3,352	123,421
DSW, Inc. Class A	10,303	245,830
GameStop Corp. Class A	19,737	553,425
Gap, Inc. (The)	56,404	1,393,179
Guess?, Inc.	15,333	289,487
Men’s Wearhouse, Inc. (The)	8,932	131,122
Pier 1 Imports, Inc.	15,477	78,778
Rent-A-Center, Inc.	12,543	187,769
Stage Stores, Inc.	9,145	83,311
Staples, Inc.	125,513	1,188,608
Stein Mart, Inc.	7,396	49,775

Total Specialty Retail		5,113,856

Technology Hardware, Storage & Peripherals - 0.6%
Diebold, Inc.	9,203	276,918
HP, Inc.	287,500	3,404,000
Lexmark International, Inc. Class A	10,555	342,510
Western Digital Corp.	29,308	1,759,945

Total Technology Hardware, Storage & Peripherals		5,783,373

Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	48,642	1,592,053

Thrifts & Mortgage Finance - 0.3%
Brookline Bancorp, Inc.	8,872	102,028
Dime Community Bancshares, Inc.	4,753	83,130
Fox Chase Bancorp, Inc.	1,244	25,241
New York Community Bancorp, Inc.	116,930	1,908,297
Northwest Bancshares, Inc.	17,752	237,699
Oritani Financial Corp.	7,712	127,248
Provident Financial Services, Inc.	8,866	178,650
TrustCo Bank Corp.	18,070	110,950
United Financial Bancorp, Inc.	7,228	93,097

Total Thrifts & Mortgage Finance		2,866,340

Tobacco - 5.8%
Altria Group, Inc.	307,397	17,893,579
Philip Morris International, Inc.	286,798	25,212,412
Reynolds American, Inc.	180,756	8,341,890
Universal Corp.	3,558	199,533
Vector Group Ltd.	31,746	748,888

Total Tobacco		52,396,302

Trading Companies & Distributors - 0.1%
GATX Corp.	5,964	253,768
H&E Equipment Services, Inc.	9,255	161,778
TAL International Group, Inc.*	14,288	227,179

Total Trading Companies & Distributors		642,725

Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	21,323	1,548,050

Water Utilities - 0.0%
Artesian Resources Corp. Class A	1,105	30,609
Connecticut Water Service, Inc.	1,196	45,460
Middlesex Water Co.	2,080	55,203

Total Water Utilities		131,272

Total United States		906,124,822

TOTAL COMMON STOCKS (Cost: $894,515,685)		906,282,253

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree Total Dividend Fund(b) (Cost: $195,185)	2,723	194,967

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $354,592)(d)	354,592	354,592

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $895,065,462)		906,831,812
Cash and Other Assets in Excess of Liabilities - 0.3%		2,506,879

NET ASSETS - 100.0%		$909,338,691

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $338,742 and the total market value of the collateral held by the Fund was $354,592.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Aerospace & Defense - 0.3%
Bharat Electronics Ltd.	230,615	$4,779,537

Air Freight & Logistics - 0.0%
Allcargo Global Logistics Ltd.	74,609	228,204
Allcargo Logistics Ltd.	71,893	219,897

Total Air Freight & Logistics		448,101

Auto Components - 1.2%
Apollo Tyres Ltd.	1,506,363	3,556,639
Balkrishna Industries Ltd.	223,297	2,185,674
Bharat Forge Ltd.	316,705	4,270,207
Bosch Ltd.	7,449	2,099,704
Ceat Ltd.	45,918	729,760
Exide Industries Ltd.	696,871	1,542,662
JK Tyre & Industries Ltd.	618,349	1,038,429
Motherson Sumi Systems Ltd.	490,626	2,174,050
Tube Investments of India Ltd.	167,029	1,079,590

Total Auto Components		18,676,715

Automobiles - 6.8%
Bajaj Auto Ltd.	255,724	9,787,332
Hero MotoCorp Ltd.	286,970	11,686,362
Mahindra & Mahindra Ltd.	998,794	19,209,304
Tata Motors Ltd.*	11,273,335	66,679,354
TVS Motor Co., Ltd.	229,746	1,006,411

Total Automobiles		108,368,763

Banks - 12.1%
Allahabad Bank	915,719	957,158
Andhra Bank	1,957,937	1,942,954
Axis Bank Ltd.	5,335,858	36,222,335
Bank of Baroda	2,799,346	6,628,513
Bank of India	1,609,497	2,796,587
Canara Bank	1,568,199	5,521,957
Central Bank of India	619,830	666,149
City Union Bank Ltd.	800,376	1,114,855
DCB Bank Ltd.*	645,008	796,068
Federal Bank Ltd.	5,598,140	4,738,718
ICICI Bank Ltd.	14,210,040	56,136,706
IDBI Bank Ltd.	2,751,489	3,695,339
Indian Bank	1,000,351	1,746,480
IndusInd Bank Ltd.	667,183	9,771,820
Jammu & Kashmir Bank Ltd. (The)	790,309	983,761
Karnataka Bank Ltd. (The)	1,404,216	2,605,461
Karur Vysya Bank Ltd. (The)	322,448	2,392,665
Lakshmi Vilas Bank Ltd. (The)	334,796	490,380
Oriental Bank of Commerce	287,282	609,467
South Indian Bank Ltd. (The)	7,337,667	2,146,190
State Bank of India	9,233,447	31,326,552
Syndicate Bank	2,492,108	3,305,545
UCO Bank	4,873,991	3,344,796
Union Bank of India	1,163,441	2,614,197
Yes Bank Ltd.	895,446	9,823,935

Total Banks		192,378,588

Biotechnology - 0.1%
Biocon Ltd.	110,447	864,961

Building Products - 0.3%
Kajaria Ceramics Ltd.	63,176	938,240
Sintex Industries Ltd.	2,521,287	3,879,709

Total Building Products		4,817,949

Capital Markets - 0.1%
Edelweiss Financial Services Ltd.	1,215,196	1,073,643
JM Financial Ltd.	1,013,564	723,906
PTC India Financial Services Ltd.	832,668	508,490

Total Capital Markets		2,306,039

Chemicals - 1.8%
Aarti Industries	58,680	463,985
Akzo Nobel India Ltd.	23,477	498,240
Asian Paints Ltd.	546,081	7,293,186
Atul Ltd.	31,309	762,774
Bayer CropScience Ltd.	14,792	771,258
Berger Paints India Ltd.	213,844	869,033
Castrol India Ltd.	208,656	1,392,013
Chambal Fertilizers and Chemicals Ltd.	1,224,988	1,155,435
Godrej Industries Ltd.	215,191	1,233,450
Gujarat Fluorochemicals Ltd.	94,273	772,139
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.*	29	35
Jindal Poly Films Ltd.	98,513	735,911
Kansai Nerolac Paints Ltd.	172,254	705,615
Monsanto India Ltd.	7,578	252,129
PI Industries Ltd.	89,806	881,075
Pidilite Industries Ltd.	152,233	1,271,250
Rallis India Ltd.	176,616	474,669
Rashtriya Chemicals & Fertilizers Ltd.	1,458,361	1,088,983
Tata Chemicals Ltd.	323,044	1,960,299
UPL Ltd.	832,767	5,514,751

Total Chemicals		28,096,230

Construction & Engineering - 1.2%
Ahluwalia Contracts India Ltd.*	59,298	248,777
Ashoka Buildcon Ltd.	64,826	195,489
Engineers India Ltd.	43,493	158,671
IRB Infrastructure Developers Ltd.	974,491	3,588,999
KEC International Ltd.	161,095	378,775
Larsen & Toubro Ltd.	590,512	11,384,692
NCC Ltd.	575,858	659,802
Voltas Ltd.	572,934	2,808,540

Total Construction & Engineering		19,423,745

Construction Materials - 1.0%
ACC Ltd.	105,519	2,170,232
Ambuja Cements Ltd.	1,843,478	5,658,093
Ramco Cements Ltd. (The)	198,250	1,166,013
UltraTech Cement Ltd.	176,298	7,409,813

Total Construction Materials		16,404,151

Consumer Finance - 1.6%
Bajaj Finance Ltd.	59,544	5,409,262
Cholamandalam Investment and Finance Co., Ltd.	71,312	691,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2015

Investments	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	1,102,415	$4,035,141
Manappuram Finance Ltd.	4,783,934	2,129,608
Muthoot Finance Ltd.	491,580	1,334,905
Shriram City Union Finance Ltd.	49,545	1,190,765
Shriram Transport Finance Co., Ltd.	579,239	7,518,451
SKS Microfinance Ltd.*	150,497	1,135,275
Sundaram Finance Ltd.	54,439	1,133,936

Total Consumer Finance		24,579,214

Containers & Packaging - 0.0%
HSIL Ltd.	91,970	416,641

Diversified Financial Services - 2.6%
Bajaj Holdings & Investment Ltd.	103,072	2,585,048
Credit Analysis & Research Ltd.	65,865	1,311,003
CRISIL Ltd.	12,235	363,834
IFCI Ltd.	9,499,428	3,963,106
L&T Finance Holdings Ltd.	2,207,094	2,173,523
Power Finance Corp., Ltd.	4,037,916	12,292,660
Rural Electrification Corp., Ltd.	4,885,989	16,731,916
Srei Infrastructure Finance Ltd.	1,211,983	1,019,508

Total Diversified Financial Services		40,440,598

Diversified Telecommunication Services - 0.1%
Himachal Futuristic Communications Ltd.*	7,402,012	2,299,274

Electric Utilities - 1.4%
CESC Ltd.	251,110	1,949,477
Reliance Infrastructure Ltd.	2,112,382	17,368,430
Tata Power Co., Ltd.	1,189,954	1,221,319
Torrent Power Ltd.	501,489	1,315,573

Total Electric Utilities		21,854,799

Electrical Equipment - 0.6%
ABB India Ltd.	29,799	502,008
Amara Raja Batteries Ltd.	92,230	1,201,456
Bharat Heavy Electricals Ltd.	1,280,088	3,272,962
Crompton Greaves Ltd.	281,718	818,672
Havells India Ltd.	699,464	3,221,566

Total Electrical Equipment		9,016,664

Electronic Equipment, Instruments & Components - 0.2%
Redington India Ltd.	1,407,068	2,450,173

Energy Equipment & Services - 0.2%
Aban Offshore Ltd.	725,114	2,488,062
Global Offshore Services Ltd.*	78,834	397,827

Total Energy Equipment & Services		2,885,889

Food Products - 0.6%
Britannia Industries Ltd.	41,952	1,881,035
KRBL Ltd.	666,099	2,290,097
Nestle India Ltd.	35,696	3,144,620
Tata Global Beverages Ltd.	727,938	1,608,685

Total Food Products		8,924,437

Gas Utilities - 0.9%
GAIL India Ltd.	1,723,293	9,770,917
Gujarat State Petronet Ltd.	1,231,128	2,547,627
Indraprastha Gas Ltd.	263,210	2,104,685

Total Gas Utilities		14,423,229

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	134,310	2,977,178

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.	20,060	449,935

Household Durables - 0.0%
Symphony Ltd.	8,467	295,728
Whirlpool of India Ltd.*	40,811	400,515

Total Household Durables		696,243

Household Products - 1.3%
Hindustan Unilever Ltd.	1,516,878	19,781,751
Jyothy Laboratories Ltd.	63,300	300,300

Total Household Products		20,082,051

Independent Power and Renewable Electricity Producers - 3.3%
Jaiprakash Power Ventures Ltd.*	9,677,170	1,031,256
JSW Energy Ltd.	3,277,024	4,212,919
NHPC Ltd.	15,667,940	4,985,321
NTPC Ltd.	15,125,929	33,438,520
PTC India Ltd.	2,515,020	2,541,394
Reliance Power Ltd.	6,289,994	5,400,422

Total Independent Power and Renewable Electricity Producers		51,609,832

Industrial Conglomerates - 0.5%
Aditya Birla Nuvo Ltd.	165,151	5,410,025
Siemens Ltd.	158,807	2,882,141

Total Industrial Conglomerates		8,292,166

Insurance - 0.4%
Bajaj Finserv Ltd.	195,139	5,863,646
Max India Ltd.	123,400	947,376

Total Insurance		6,811,022

Internet Software & Services - 0.1%
Just Dial Ltd.	73,899	941,383

IT Services - 17.1%
eClerx Services Ltd.	82,997	1,783,978
HCL Technologies Ltd.	2,413,161	31,191,217
Hexaware Technologies Ltd.	533,767	1,963,819
Infosys Ltd.	7,655,953	127,922,765
Mindtree Ltd.	256,898	5,567,539
Mphasis Ltd.	464,320	3,492,073
Persistent Systems Ltd.	78,837	764,581
Polaris Consulting & Services Ltd.	427,658	1,360,748
Rolta India Ltd.	1,107,588	1,680,897
Sonata Software Ltd.	188,741	499,125
Tata Consultancy Services Ltd.	1,461,189	53,822,555
Tech Mahindra Ltd.	1,769,069	13,949,322
Vakrangee Ltd.	1,105,866	2,916,937
Wipro Ltd.	2,870,631	24,295,003

Total IT Services		271,210,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2015

Investments	Shares	Value
Life Sciences Tools & Services - 0.3%
Dishman Pharmaceuticals & Chemicals Ltd.	63,254	$326,614
Divi’s Laboratories Ltd.	240,812	4,203,711

Total Life Sciences Tools & Services		4,530,325

Machinery - 0.6%
AIA Engineering Ltd.	121,114	1,634,198
Cummins India Ltd.	209,907	3,269,036
Eicher Motors Ltd.	9,817	2,501,214
Escorts Ltd.	367,013	953,644
Jain Irrigation Systems Ltd.	762,353	796,276
Thermax Ltd.	33,136	453,016

Total Machinery		9,607,384

Marine - 0.1%
Shipping Corp. of India Ltd.*	718,230	1,013,461

Media - 0.8%
Eros International Media Ltd.*	85,559	311,294
Jagran Prakashan Ltd.	421,070	1,016,137
Sun TV Network Ltd.	338,395	2,181,073
Zee Entertainment Enterprises Ltd.	1,300,464	8,595,226

Total Media		12,103,730

Metals & Mining - 2.7%
Hindalco Industries Ltd.	2,385,087	3,055,435
Hindustan Copper Ltd.	299,531	265,998
Hindustan Zinc Ltd.	3,324,456	7,356,831
JSW Steel Ltd.	693,803	10,825,031
National Aluminium Co., Ltd.	6,300,386	3,804,636
NMDC Ltd.	8,543,244	11,602,992
Steel Authority of India Ltd.	7,236,545	5,288,797
Welspun Corp., Ltd.	448,633	782,236

Total Metals & Mining		42,981,956

Multiline Retail - 0.0%
Future Retail Ltd.	340,668	767,525

Oil, Gas & Consumable Fuels - 18.3%
Aegis Logistics Ltd.	239,312	379,644
Bharat Petroleum Corp., Ltd.	1,162,767	15,683,129
Cairn India Ltd.	5,009,063	10,456,330
Coal India Ltd.	6,493,509	32,371,231
Essar Oil Ltd.*	477,424	1,863,329
Great Eastern Shipping Co., Ltd. (The)	605,196	3,368,286
Hindustan Petroleum Corp., Ltd.	475,345	6,008,253
Indian Oil Corp., Ltd.	1,090,418	7,063,560
Oil & Natural Gas Corp., Ltd.	13,885,253	50,739,876
Reliance Industries Ltd.	10,567,562	162,068,564

Total Oil, Gas & Consumable Fuels		290,002,202

Paper & Forest Products - 0.0%
Century Plyboards India Ltd.	176,892	453,218

Personal Products - 1.0%
Bajaj Corp., Ltd.*	148,980	955,386
Colgate-Palmolive India Ltd.	124,064	1,824,403
Dabur India Ltd.	1,015,075	4,249,410
Emami Ltd.	46,102	696,517
Godrej Consumer Products Ltd.	242,586	4,838,061
Marico Ltd.	735,899	2,515,613

Total Personal Products		15,079,390

Pharmaceuticals - 5.2%
Ajanta Pharma Ltd.	16,202	326,152
Aurobindo Pharma Ltd.	962,538	12,744,603
Cadila Healthcare Ltd.	744,849	3,687,865
Cipla Ltd.	697,250	6,848,003
Dr. Reddy’s Laboratories Ltd.	219,467	10,312,482
Glenmark Pharmaceuticals Ltd.	171,404	2,388,547
Ipca Laboratories Ltd.	49,757	557,993
Lupin Ltd.	351,031	9,748,613
Marksans Pharma Ltd.	416,787	659,614
Pfizer Ltd.	18,791	669,979
Strides Arcolab Ltd.	284,735	5,549,333
Sun Pharmaceutical Industries Ltd.	1,860,684	23,067,208
Suven Life Sciences Ltd.	119,232	478,956
Torrent Pharmaceuticals Ltd.	119,814	2,629,048
Wockhardt Ltd.*	88,971	2,055,890

Total Pharmaceuticals		81,724,286

Real Estate Management & Development - 0.3%
DLF Ltd.	821,046	1,439,642
Godrej Properties Ltd.	71,277	362,277
Housing Development & Infrastructure Ltd.*	1,767,847	2,081,667
Oberoi Realty Ltd.	139,922	568,095
Prestige Estates Projects Ltd.	80,919	236,680
Sobha Ltd.	3,660	17,170

Total Real Estate Management & Development		4,705,531

Road & Rail - 0.2%
Container Corp. of India Ltd.	170,295	3,379,837

Software - 0.7%
Cyient Ltd.	247,263	1,793,095
KPIT Technologies Ltd.	1,045,084	2,668,938
NIIT Technologies Ltd.	122,641	1,074,374
Oracle Financial Services Software Ltd.	64,151	3,619,462
TAKE Solutions Ltd.	126,166	321,154
Tata Elxsi Ltd.	8,124	275,570
Zensar Technologies Ltd.	77,963	1,283,882

Total Software		11,036,475

Specialty Retail - 0.1%
PC Jeweller Ltd.	352,977	2,082,181

Textiles, Apparel & Luxury Goods - 0.6%
Arvind Ltd.	861,167	4,662,749
Bata India Ltd.	85,470	674,329
Indo Count Industries Ltd.	11,301	188,008
Raymond Ltd.	63,835	413,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2015

Investments	Shares	Value
SRF Ltd.	30,224	$577,788
Vardhman Textiles Ltd.	59,819	750,176
Welspun India Ltd.	104,131	1,436,840

Total Textiles, Apparel & Luxury Goods		8,703,114

Thrifts & Mortgage Finance - 7.4%
Dewan Housing Finance Corp., Ltd.	994,160	3,535,208
Housing Development Finance Corp., Ltd.	4,858,758	92,814,442
Indiabulls Housing Finance Ltd.	1,079,862	12,025,082
LIC Housing Finance Ltd.	1,251,377	9,647,839

Total Thrifts & Mortgage Finance		118,022,571

Tobacco - 1.8%
ITC Ltd.	5,794,930	28,713,509

Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	5,501,658	6,935,675

Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd.	2,379,779	9,385,120
Gateway Distriparks Ltd.	250,494	1,223,954
Gujarat Pipavav Port Ltd.*	583,357	1,246,846

Total Transportation Infrastructure		11,855,920

Water Utilities - 0.0%
VA Tech Wabag Ltd.	48,829	507,619

Wireless Telecommunication Services - 2.7%
Bharti Airtel Ltd.	4,020,694	20,688,056
Bharti Infratel Ltd.	988,671	6,397,733
Idea Cellular Ltd.	4,830,025	10,487,794
Reliance Communications Ltd.*	4,044,870	5,395,708

Total Wireless Telecommunication Services		42,969,291

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,398,879,808)		1,584,101,266
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		1,065,877

NET ASSETS - 100.0%		$1,585,167,143

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 9.0%
BHP Billiton Ltd.	189,457	$2,461,813
Rio Tinto Ltd.	84,243	2,740,320
Telstra Corp., Ltd.	882,066	3,600,201
Wesfarmers Ltd.	117,826	3,566,988
Woodside Petroleum Ltd.	269,727	5,636,009
Woolworths Ltd.	201,071	3,584,086

Total Australia		21,589,417

Belgium - 1.0%
Anheuser-Busch InBev N.V.	18,705	2,324,521

China - 1.6%
CNOOC Ltd.	2,680,000	2,790,604
Lenovo Group Ltd.	1,114,000	1,131,227

Total China		3,921,831

Denmark - 0.9%
Coloplast A/S Class B	26,181	2,122,743

Finland - 2.5%
Fortum Oyj	281,588	4,257,975
Nokia Oyj	252,355	1,807,909

Total Finland		6,065,884

France - 9.0%
Cap Gemini S.A.	14,693	1,366,262
Electricite de France S.A.	201,816	2,976,084
Engie SA	234,093	4,151,370
Orange S.A.	225,051	3,785,663
Sanofi	26,448	2,258,214
TOTAL S.A.	89,780	4,024,494
Vivendi S.A.	136,253	2,939,511

Total France		21,501,598

Germany - 8.8%
BASF SE	30,239	2,323,055
Bayerische Motoren Werke AG	21,780	2,309,888
Daimler AG Registered Shares	26,023	2,193,092
Deutsche Telekom AG Registered Shares	156,837	2,843,509
Evonik Industries AG	64,936	2,159,582
Infineon Technologies AG	102,256	1,500,145
SAP SE	18,312	1,459,699
Siemens AG Registered Shares	27,362	2,671,534
Telefonica Deutschland Holding AG	692,210	3,677,776

Total Germany		21,138,280

Hong Kong - 1.4%
CLP Holdings Ltd.	389,500	3,309,430

Israel - 0.8%
Teva Pharmaceutical Industries Ltd.	29,817	1,950,226

Italy - 5.3%
Atlantia SpA	113,636	3,024,348
Eni SpA	319,613	4,791,300
Snam SpA	941,349	4,939,097

Total Italy		12,754,745

Japan - 7.2%
Canon, Inc.(a)	86,700	2,648,676
Eisai Co., Ltd.	25,700	1,722,591
Kyocera Corp.	22,800	1,071,625
Mitsui & Co., Ltd.	227,200	2,730,102
NTT DOCOMO, Inc.	131,400	2,713,310
Sumitomo Corp.	242,000	2,495,540
Takeda Pharmaceutical Co., Ltd.	51,000	2,571,304
Yahoo Japan Corp.	331,400	1,360,918

Total Japan		17,314,066

Norway - 2.4%
Statoil ASA	228,677	3,195,823
Yara International ASA	58,466	2,529,177

Total Norway		5,725,000

Portugal - 1.7%
EDP-Energias de Portugal S.A.	1,144,107	4,127,483

Singapore - 1.2%
Singapore Telecommunications Ltd.	1,100,600	2,847,215

Spain - 7.0%
Abertis Infraestructuras S.A.(a)	208,062	3,256,916
Amadeus IT Holding S.A. Class A	32,245	1,425,104
Ferrovial S.A.	136,464	3,091,563
Gas Natural SDG S.A.	137,230	2,804,807
Repsol S.A.	244,310	2,685,787
Telefonica S.A.	328,657	3,654,101

Total Spain		16,918,278

Sweden - 4.6%
Hennes & Mauritz AB Class B	61,157	2,191,485
Sandvik AB	237,610	2,087,043
Telefonaktiebolaget LM Ericsson Class B	264,083	2,577,993
TeliaSonera AB	846,934	4,238,387

Total Sweden		11,094,908

Switzerland - 9.1%
Givaudan S.A. Registered Shares*	1,369	2,493,194
Kuehne + Nagel International AG Registered Shares	31,587	4,348,340
Nestle S.A. Registered Shares	33,411	2,488,302
Novartis AG Registered Shares	22,384	1,940,990
Roche Holding AG Bearer Shares	8,417	2,327,078
SGS S.A. Registered Shares	1,655	3,159,545
Swisscom AG Registered Shares	5,964	2,996,895
Syngenta AG Registered Shares	5,036	1,973,649

Total Switzerland		21,727,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2015

Investments	Shares	Value
United Kingdom - 25.7%
AstraZeneca PLC	43,953	$2,990,677
BAE Systems PLC	379,792	2,796,638
BG Group PLC	36,414	528,655
BHP Billiton PLC	202,938	2,273,239
BP PLC	616,762	3,218,022
British American Tobacco PLC	55,519	3,085,789
Centrica PLC	843,313	2,710,894
Diageo PLC	71,677	1,961,295
GlaxoSmithKline PLC	183,252	3,708,407
Imperial Tobacco Group PLC	64,300	3,398,990
Marks & Spencer Group PLC	258,968	1,726,779
National Grid PLC	247,160	3,415,211
Next PLC	15,826	1,700,461
Pearson PLC	141,154	1,531,225
RELX N.V.	145,161	2,450,478
RELX PLC	105,540	1,861,998
Rio Tinto PLC	76,826	2,241,464
Royal Dutch Shell PLC Class A	143,070	3,217,890
SABMiller PLC	41,834	2,509,219
Sky PLC	135,027	2,213,061
Smith & Nephew PLC	70,813	1,260,805
SSE PLC	147,786	3,328,317
Unilever N.V. CVA	58,478	2,547,656
Unilever PLC	49,502	2,135,204
Vodafone Group PLC	864,284	2,815,249

Total United Kingdom		61,627,623

TOTAL COMMON STOCKS (Cost: $275,271,661)		238,061,241

RIGHTS - 0.1%

Spain - 0.1%
Repsol S.A., expiring 1/14/16*(a) (Cost $125,537)	248,414	123,862

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree International LargeCap Dividend Fund(a)(b) (Cost: $839,183)	19,639	847,619

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $3,278,127)(d)	3,278,127	3,278,127

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $279,514,508)		242,310,849
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.0)%		(2,410,174)

NET ASSETS - 100.0%		$239,900,675

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $3,125,114 and the total market value of the collateral held by the Fund was $3,279,398. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,271.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	GBP	34,913	EUR	47,300	$(76)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 8.1%
Adelaide Brighton Ltd.	71,269	$246,296
AGL Energy Ltd.	45,515	598,709
Amcor Ltd.	57,239	559,698
AMP Ltd.	179,275	760,416
ASX Ltd.	12,254	378,548
Aurizon Holdings Ltd.	149,960	477,873
Australia & New Zealand Banking Group Ltd.	207,762	4,221,822
Bank of Queensland Ltd.	50,857	515,794
Bendigo & Adelaide Bank Ltd.	55,572	483,155
BHP Billiton Ltd.	212,668	2,763,417
Boral Ltd.	52,402	225,319
Brambles Ltd.	64,636	544,090
Brickworks Ltd.(a)	30,078	344,223
Cabcharge Australia Ltd.(a)	82,072	177,940
Caltex Australia Ltd.	14,140	387,841
Cardno Ltd.(a)	49,912	42,124
Coca-Cola Amatil Ltd.	60,954	412,428
Cochlear Ltd.	4,493	312,440
Commonwealth Bank of Australia	105,440	6,561,252
Computershare Ltd.	37,210	314,578
Crown Resorts Ltd.	35,485	322,714
CSL Ltd.	10,168	779,055
CSR Ltd.	62,426	131,258
ERM Power Ltd.	73,830	84,064
Flight Centre Travel Group Ltd.(a)	8,092	234,846
Fortescue Metals Group Ltd.(a)	262,843	357,603
GrainCorp Ltd. Class A	44,544	279,681
Incitec Pivot Ltd.	88,010	253,565
Insurance Australia Group Ltd.	256,561	1,037,835
IOOF Holdings Ltd.(a)	49,434	342,394
JB Hi-Fi Ltd.(a)	11,745	166,800
LendLease Group	46,231	479,640
Macquarie Group Ltd.	18,700	1,126,101
McMillan Shakespeare Ltd.	19,306	186,813
Mineral Resources Ltd.(a)	42,189	123,085
Monadelphous Group Ltd.(a)	26,124	124,873
National Australia Bank Ltd.	200,143	4,397,544
Navitas Ltd.(a)	56,273	191,196
Origin Energy Ltd.	58,994	201,729
Perpetual Ltd.	7,933	269,248
Platinum Asset Management Ltd.	58,881	346,138
Primary Health Care Ltd.	87,016	148,142
QBE Insurance Group Ltd.	46,631	427,133
Ramsay Health Care Ltd.	7,387	365,138
Rio Tinto Ltd.	16,866	548,630
Santos Ltd.(a)	54,695	146,440
Sonic Healthcare Ltd.	28,658	372,592
Southern Cross Media Group Ltd.	227,798	188,937
Star Entertainment Grp Ltd. (The)	51,831	191,565
Suncorp Group Ltd.	108,866	961,554
Super Retail Group Ltd.(a)	24,903	206,728
Tabcorp Holdings Ltd.	78,871	270,272
Tatts Group Ltd.	146,454	467,766
Telstra Corp., Ltd.	784,349	3,201,364
Wesfarmers Ltd.	72,767	2,202,901
Westpac Banking Corp.	236,365	5,771,224
Woodside Petroleum Ltd.	96,322	2,012,671
Woolworths Ltd.	92,877	1,655,530
WorleyParsons Ltd.	16,215	54,621

Total Australia		50,957,353

Austria - 0.4%
Andritz AG	4,814	235,586
EVN AG	19,465	222,021
Oesterreichische Post AG	8,217	300,186
OMV AG	19,921	565,458
UNIQA Insurance Group AG	15,729	128,575
Verbund AG(a)	23,214	299,078
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,149	196,401
Voestalpine AG	9,080	279,584

Total Austria		2,226,889

Belgium - 2.0%
Ageas	16,695	776,211
Anheuser-Busch InBev N.V.	55,181	6,857,493
Bekaert S.A.	8,177	252,135
D’ieteren S.A./N.V.	4,338	162,176
Delhaize Group	4,981	485,841
Elia System Operator S.A./N.V.	8,777	408,361
Exmar N.V.	14,793	160,070
KBC Groep N.V.	10,939	685,295
Melexis N.V.	855	46,607
Proximus SADP	30,179	983,503
Solvay S.A.	4,297	459,455
UCB S.A.	8,052	728,003
Umicore S.A.	7,366	309,385

Total Belgium		12,314,535

China - 2.8%
China Merchants Holdings International Co., Ltd.	97,094	308,815
China Mobile Ltd.	788,981	8,907,677
China Overseas Land & Investment Ltd.	201,175	706,046
China Power International Development Ltd.	500,000	289,027
China Resources Beer Holdings Co., Ltd.	59,812	128,111
China Resources Power Holdings Co., Ltd.	188,000	365,804
China South City Holdings Ltd.(a)	450,000	101,611
China Unicom Hong Kong Ltd.	615,588	750,606
CITIC Ltd.	426,000	754,143
CNOOC Ltd.	2,835,700	2,952,730
Dah Chong Hong Holdings Ltd.	320,000	161,442
Fosun International Ltd.	117,487	183,428
Guangdong Investment Ltd.	158,000	223,846
Lenovo Group Ltd.	351,003	356,431
Poly Property Group Co., Ltd.	443,000	144,615
Shenzhen Investment Ltd.	754,000	353,157
Sino-Ocean Land Holdings Ltd.	637,500	408,815
Sun Art Retail Group Ltd.(a)	372,500	281,172
Yuexiu Property Co., Ltd.	1,636,000	282,864

Total China		17,660,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Denmark - 1.2%
AP Moeller - Maersk A/S Class B	256	$334,449
Carlsberg A/S Class B	3,721	331,758
Chr Hansen Holding A/S	6,680	419,773
Coloplast A/S Class B	7,274	589,772
Danske Bank A/S	26,710	720,064
FLSmidth & Co. A/S(a)	2,073	72,421
Novo Nordisk A/S Class B	50,783	2,956,145
Novozymes A/S Class B	7,445	358,281
Pandora A/S	4,042	513,061
TDC A/S	85,700	429,011
Tryg A/S	29,477	589,557
Vestas Wind Systems A/S	2,058	144,933

Total Denmark		7,459,225

Finland - 1.3%
Elisa Oyj	15,756	595,457
Fortum Oyj	67,680	1,023,409
Kone Oyj Class B	19,525	830,796
Konecranes Oyj(a)	10,545	262,320
Lassila & Tikanoja Oyj	17,960	353,520
Metso Oyj	9,143	205,593
Neste Oyj	20,673	620,489
Nokia Oyj	82,861	593,629
Nokian Renkaat Oyj	7,380	265,359
Orion Oyj Class B	12,847	446,164
Sampo Oyj Class A	26,354	1,345,533
Stora Enso Oyj Class R	41,696	380,020
UPM-Kymmene Oyj	45,574	853,006
Wartsila Oyj Abp	6,679	305,815

Total Finland		8,081,110

France - 9.8%
Accor S.A.	11,214	487,332
Aeroports de Paris	4,028	469,066
Air Liquide S.A.	10,669	1,201,276
Airbus Group SE	17,766	1,196,551
Arkema S.A.	3,637	255,187
AXA S.A.	132,084	3,620,072
BNP Paribas S.A.	45,636	2,589,270
Bourbon S.A.(a)	5,163	83,848
Bouygues S.A.	20,560	816,208
Bureau Veritas S.A.	11,827	236,269
Cap Gemini S.A.	5,914	549,927
Carrefour S.A.	27,099	784,513
Casino Guichard Perrachon S.A.(a)	5,637	259,727
Christian Dior SE	4,190	713,463
Cie de Saint-Gobain	24,267	1,050,496
Cie Generale des Etablissements Michelin	6,681	637,940
CNP Assurances	41,931	566,638
Credit Agricole S.A.	80,570	952,252
Danone S.A.	20,065	1,357,493
Edenred	12,701	240,759
Eiffage S.A.	3,971	256,794
Electricite de France S.A.	132,107	1,948,119
Engie SA	192,724	3,417,738
Essilor International S.A.	3,267	408,306
Eutelsat Communications S.A.	11,408	342,033
Imerys S.A.	3,952	276,559
Ipsen S.A.	3,234	214,299
IPSOS	5,105	117,677
Kering	3,543	607,912
Klepierre	13,405	596,890
L’Oreal S.A.	12,891	2,174,743
Legrand S.A.	5,641	319,872
LVMH Moet Hennessy Louis Vuitton SE	14,737	2,319,676
Metropole Television S.A.	16,881	290,471
Natixis S.A.	150,485	852,833
Neopost S.A.	3,906	95,342
Nexity S.A.	6,041	267,776
Orange S.A.	143,303	2,410,551
Pernod Ricard S.A.	6,068	693,444
Publicis Groupe S.A.	6,164	410,998
Rallye S.A.(a)	8,049	125,471
Remy Cointreau S.A.	2,488	178,406
Renault S.A.	9,446	950,494
Rexel S.A.	18,811	250,934
Safran S.A.	10,189	701,399
Sanofi	56,397	4,815,355
Schneider Electric SE	23,228	1,326,224
SCOR SE	16,510	618,930
Societe Generale S.A.	25,074	1,159,517
Societe Television Francaise 1	18,673	207,916
Sodexo S.A.	5,305	519,461
Suez Environnement Co.	27,705	519,456
Technip S.A.	5,325	264,556
Thales S.A.	8,846	664,010
TOTAL S.A.	166,043	7,443,072
Unibail-Rodamco SE	4,450	1,133,098
Valeo S.A.	2,782	430,798
Vallourec S.A.(a)	5,952	55,605
Veolia Environnement S.A.	22,757	540,523
Vinci S.A.	29,790	1,913,822
Vivendi S.A.	84,651	1,826,254

Total France		61,735,621

Germany - 7.5%
adidas AG	5,563	543,334
Allianz SE Registered Shares	24,030	4,269,275
BASF SE	36,347	2,792,291
Bayer AG Registered Shares	20,201	2,541,155
Bayerische Motoren Werke AG	25,181	2,670,583
Beiersdorf AG	5,638	515,443
Bilfinger SE(a)	5,006	236,391
Brenntag AG	5,622	294,855
Continental AG	5,253	1,281,357
Daimler AG Registered Shares	43,408	3,658,216
Deutsche Boerse AG	10,232	904,652
Deutsche Post AG Registered Shares	45,923	1,294,795
Deutsche Telekom AG Registered Shares	202,616	3,673,498
E.ON SE	86,150	835,805
Evonik Industries AG	24,457	813,368
Fielmann AG	7,044	521,859
Fraport AG Frankfurt Airport Services Worldwide	4,050	259,307
Freenet AG	16,222	551,832
Fresenius Medical Care AG & Co. KGaA	5,588	471,840
Fresenius SE & Co. KGaA	8,972	642,962
GEA Group AG	7,714	313,401
Hannover Rueck SE	6,669	765,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Henkel AG & Co. KGaA	6,107	$587,908
Hugo Boss AG	4,529	376,861
Infineon Technologies AG	24,590	360,747
K+S AG Registered Shares	5,338	136,965
Linde AG	4,310	626,913
MAN SE	5,383	542,068
Merck KGaA	8,125	790,562
MTU Aero Engines AG	2,681	262,405
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,417	1,887,889
ProSiebenSat.1 Media SE	13,663	694,092
RWE AG	36,908	469,491
SAP SE	28,485	2,270,616
Siemens AG Registered Shares	37,230	3,635,012
Software AG	4,994	143,328
Suedzucker AG	12,165	242,360
Symrise AG	6,943	462,562
Talanx AG*	14,959	463,855
Telefonica Deutschland Holding AG	220,939	1,173,870
United Internet AG Registered Shares	5,221	288,740
Volkswagen AG	8,009	1,238,035
VTG AG	7,414	229,051
Wacker Chemie AG	1,793	150,988
Wirecard AG(a)	1,688	85,266

Total Germany		46,971,188

Hong Kong - 2.7%
AIA Group Ltd.	164,365	988,292
Bank of East Asia Ltd. (The)(a)	123,858	461,062
BOC Hong Kong Holdings Ltd.	586,444	1,793,349
Cathay Pacific Airways Ltd.	86,000	148,916
CLP Holdings Ltd.	134,000	1,138,546
Dah Sing Banking Group Ltd.(a)	112,800	199,688
Dah Sing Financial Holdings Ltd.	34,800	173,997
Galaxy Entertainment Group Ltd.	37,000	116,727
Hang Lung Properties Ltd.	211,000	480,254
Hang Seng Bank Ltd.	107,400	2,044,025
Henderson Land Development Co., Ltd.	70,894	434,503
Hong Kong & China Gas Co., Ltd.	316,284	620,313
Hong Kong Exchanges and Clearing Ltd.	23,100	591,647
Hysan Development Co., Ltd.	72,000	294,962
MTR Corp., Ltd.	254,500	1,260,982
New World Development Co., Ltd.	397,000	392,382
PCCW Ltd.	561,088	329,406
Power Assets Holdings Ltd.	117,000	1,076,379
Sino Land Co., Ltd.	348,400	510,677
SJM Holdings Ltd.	646,760	461,486
Sun Hung Kai Properties Ltd.	90,000	1,086,947
Swire Pacific Ltd. Class A	18,500	208,151
Swire Pacific Ltd. Class B	190,000	388,328
Swire Properties Ltd.	175,800	508,109
Television Broadcasts Ltd.	57,400	236,631
Wharf Holdings Ltd. (The)	104,000	577,021
Wheelock & Co., Ltd.	67,000	282,259

Total Hong Kong		16,805,039

Ireland - 0.3%
C&C Group PLC	80,144	323,255
CRH PLC	16,840	488,431
DCC PLC	5,670	473,007
Kerry Group PLC Class A	5,227	433,295
Paddy Power PLC	2,592	346,612

Total Ireland		2,064,600

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	543,945	1,198,034
Delek Automotive Systems Ltd.	45,574	406,424
Gazit-Globe Ltd.	50,636	451,307
Israel Chemicals Ltd.	44,839	182,188
Sella Capital Real Estate Ltd.	186,003	264,349
Teva Pharmaceutical Industries Ltd.	29,714	1,943,489

Total Israel		4,445,791

Italy - 3.1%
Assicurazioni Generali SpA	46,806	860,303
Astaldi SpA(a)	11,142	67,961
ASTM SpA	27,330	342,903
Atlantia SpA	47,386	1,261,148
Banca Generali SpA	19,702	624,519
Banca Mediolanum SpA	58,449	464,135
Banca Popolare di Milano SCARL	93,537	93,582
Danieli & C. Officine Meccaniche SpA RSP	16,286	232,643
Davide Campari-Milano SpA	15,811	137,404
Enel Green Power SpA	162,150	331,678
Enel SpA	412,827	1,745,383
Eni SpA	327,209	4,905,171
ERG SpA	21,493	291,148
Hera SpA	136,271	362,676
Intesa Sanpaolo SpA	473,813	1,589,403
Iren SpA	136,680	221,228
Luxottica Group SpA	15,082	989,568
MARR SpA	13,526	280,348
Parmalat SpA	80,351	208,612
Prysmian SpA	6,019	132,469
Recordati SpA	9,711	254,127
Snam SpA	265,556	1,393,327
Societa Iniziative Autostradali e Servizi SpA	29,941	318,744
Telecom Italia SpA RSP	324,755	335,495
Terna Rete Elettrica Nazionale SpA	153,959	795,420
Tod’s SpA(a)	1,592	126,332
Trevi Finanziaria Industriale SpA(a)	59,916	119,109
UniCredit SpA	133,731	745,972
UnipolSai SpA	211,699	542,726

Total Italy		19,773,534

Japan - 15.0%
Aeon Co., Ltd.	28,800	447,221
Aichi Steel Corp.	39,000	184,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Aisin Seiki Co., Ltd.	8,000	$348,477
Ajinomoto Co., Inc.	14,000	335,118
Amada Holdings Co., Ltd.	19,200	185,783
ANA Holdings, Inc.	91,000	264,766
Aozora Bank Ltd.	143,000	502,839
Asahi Group Holdings Ltd.	13,500	426,339
Asahi Holdings, Inc.	5,500	86,595
Asahi Kasei Corp.	38,000	259,946
Astellas Pharma, Inc.	56,500	813,249
Axell Corp.	17,200	176,583
Azbil Corp.	7,500	194,210
Belluna Co., Ltd.	36,700	204,406
Bridgestone Corp.	19,700	683,551
Brother Industries Ltd.	19,300	224,935
Canon, Inc.(a)	68,700	2,098,778
Central Japan Railway Co.	2,700	484,808
Chugai Pharmaceutical Co., Ltd.	12,600	444,108
Chugoku Electric Power Co., Inc. (The)	17,500	232,761
Dai Nippon Printing Co., Ltd.	31,000	310,528
Dai-ichi Life Insurance Co., Ltd. (The)	28,833	487,761
Daido Steel Co., Ltd.	35,000	141,402
Daihatsu Motor Co., Ltd.	23,400	319,210
Daiichi Sankyo Co., Ltd.	32,500	678,260
Daikin Industries Ltd.	4,900	362,566
Daikyo, Inc.	81,000	132,649
Daito Trust Construction Co., Ltd.	3,800	442,562
Daiwa House Industry Co., Ltd.	19,800	576,578
Daiwa Securities Group, Inc.	80,000	495,316
DeNa Co., Ltd.	5,800	91,560
Denka Co., Ltd.	53,000	237,915
Denso Corp.	23,100	1,117,219
Dynam Japan Holdings Co., Ltd.	57,400	62,509
Earth Chemical Co., Ltd.	8,200	338,443
East Japan Railway Co.	6,000	571,096
Eisai Co., Ltd.	7,800	522,810
Electric Power Development Co., Ltd.	5,700	204,934
FANUC Corp.	7,300	1,279,222
Fast Retailing Co., Ltd.	1,000	354,462
France Bed Holdings Co., Ltd.	33,900	282,371
Fuji Heavy Industries Ltd.	16,900	706,233
FUJIFILM Holdings Corp.	13,600	574,321
Future Architect, Inc.(a)	22,800	149,542
Gurunavi, Inc.	3,700	77,602
Hitachi Construction Machinery Co., Ltd.(a)	17,700	279,268
Hitachi Ltd.	110,000	632,321
Honda Motor Co., Ltd.	54,800	1,781,188
Hoya Corp.	9,900	409,925
Iida Group Holdings Co., Ltd.	10,400	195,386
Information Services International-Dentsu Ltd.	11,900	231,382
Internet Initiative Japan, Inc.	3,300	66,167
Isuzu Motors Ltd.	24,500	267,617
ITOCHU Corp.	71,200	853,489
Japan Airlines Co., Ltd.	13,400	485,227
Japan Exchange Group, Inc.	13,200	209,585
Japan Tobacco, Inc.(a)	67,444	2,506,689
JFE Holdings, Inc.	21,000	335,176
JGC Corp.	6,000	92,922
JX Holdings, Inc.	105,600	446,295
Kajima Corp.	49,000	294,908
Kao Corp.	10,600	551,170
Kawasaki Heavy Industries Ltd.	50,000	187,871
KDDI Corp.	71,100	1,864,162
Keiyo Co., Ltd.(a)	50,500	213,259
Kikkoman Corp.	7,000	245,854
Kirin Holdings Co., Ltd.	32,000	438,256
Kobe Steel Ltd.	140,000	154,786
Kokuyo Co., Ltd.	29,500	321,988
Komatsu Ltd.	33,300	551,424
Kubota Corp.	38,000	596,401
Kyocera Corp.	11,700	549,913
Kyoei Steel Ltd.	9,000	162,725
KYORIN Holdings, Inc.	6,100	128,394
Kyowa Hakko Kirin Co., Ltd.	13,000	206,950
Lawson, Inc.	5,100	417,598
LIXIL Group Corp.	9,100	204,248
Makita Corp.	6,000	350,638
Marubeni Corp.	99,200	515,482
Marui Group Co., Ltd.	14,100	231,845
Matsui Securities Co., Ltd.	30,000	278,066
Medipal Holdings Corp.	23,000	396,542
Misawa Homes Co., Ltd.	20,300	150,020
Mitsubishi Chemical Holdings Corp.	59,500	382,982
Mitsubishi Corp.	71,200	1,200,329
Mitsubishi Electric Corp.	34,000	362,484
Mitsubishi Estate Co., Ltd.	14,000	293,686
Mitsubishi Gas Chemical Co., Inc.	31,000	160,289
Mitsubishi Heavy Industries Ltd.	62,000	274,863
Mitsubishi Materials Corp.	65,000	207,490
Mitsubishi Motors Corp.	27,900	238,888
Mitsubishi Tanabe Pharma Corp.	21,200	369,385
Mitsubishi UFJ Financial Group, Inc.	392,200	2,468,387
Mitsui & Co., Ltd.	96,200	1,155,967
Mitsui Fudosan Co., Ltd.	9,000	228,638
Mitsui Mining & Smelting Co., Ltd.	82,000	154,055
Mitsui OSK Lines Ltd.	55,000	140,363
Mixi, Inc.	3,500	132,383
Mizuho Financial Group, Inc.	908,600	1,839,180
Monex Group, Inc.	53,800	141,773
MS&AD Insurance Group Holdings, Inc.	19,030	564,754
Murata Manufacturing Co., Ltd.	3,300	481,990
Nexon Co., Ltd.	10,500	172,738
Nidec Corp.	4,000	293,844
Nikon Corp.(a)	18,000	243,152
Nippon Beet Sugar Manufacturing Co., Ltd.	145,000	244,690
Nippon Electric Glass Co., Ltd.	36,000	183,449
Nippon Express Co., Ltd.	39,000	185,444
Nippon Steel & Sumitomo Metal Corp.	25,700	516,158
Nippon Telegraph & Telephone Corp.	62,000	2,492,473
Nishi-Nippon City Bank Ltd. (The)	102,000	272,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Nissan Chemical Industries Ltd.	9,900	$227,882
Nissan Motor Co., Ltd.	153,900	1,636,935
Nissin Foods Holdings Co., Ltd.	4,900	261,914
Nitto Denko Corp.	3,600	266,704
Nomura Holdings, Inc.	131,100	740,097
Nomura Real Estate Holdings, Inc.	8,900	166,836
NSK Ltd.	15,700	173,060
NTT Data Corp.	4,600	224,847
NTT DOCOMO, Inc.	163,455	3,375,221
NTT Urban Development Corp.	19,200	186,741
Oji Holdings Corp.	44,000	178,860
Okuwa Co., Ltd.	23,000	212,611
Ono Pharmaceutical Co., Ltd.	2,200	396,675
Oracle Corp.	7,100	333,472
Oriental Land Co., Ltd.	3,000	182,975
Osaka Gas Co., Ltd.	63,000	229,596
Panasonic Corp.	32,300	333,082
Park24 Co., Ltd.	9,700	236,180
Rengo Co., Ltd.	36,000	155,019
Resona Holdings, Inc.	112,000	550,434
Ricoh Co., Ltd.	29,600	307,823
Saibu Gas Co., Ltd.	73,000	169,916
Sanrio Co., Ltd.(a)	5,300	125,566
Sanyo Special Steel Co., Ltd.	38,000	182,269
Secom Co., Ltd.	5,200	356,191
Sega Sammy Holdings, Inc.	9,000	84,916
Seiko Epson Corp.	21,800	338,884
Sekisui Chemical Co., Ltd.	14,700	194,420
Sekisui House Ltd.	29,600	503,565
Seven & I Holdings Co., Ltd.	18,900	871,981
Shin-Etsu Chemical Co., Ltd.	6,600	363,043
Shionogi & Co., Ltd.	7,000	320,221
Ship Healthcare Holdings, Inc.	2,400	60,052
Showa Denko K.K.(a)	178,000	210,117
Showa Shell Sekiyu K.K.	32,900	270,212
SMC Corp.	1,000	264,101
SoftBank Group Corp.	7,800	398,056
Sojitz Corp.	125,500	267,077
Sompo Japan Nipponkoa Holdings, Inc.	12,700	423,457
St. Marc Holdings Co., Ltd.	5,600	156,648
Sumitomo Chemical Co., Ltd.	38,000	221,439
Sumitomo Corp.	63,200	651,728
Sumitomo Dainippon Pharma Co., Ltd.(a)	10,200	121,337
Sumitomo Electric Industries Ltd.	29,400	421,344
Sumitomo Forestry Co., Ltd.	17,100	233,553
Sumitomo Heavy Industries Ltd.	22,000	100,220
Sumitomo Metal Mining Co., Ltd.	24,000	295,174
Sumitomo Mitsui Financial Group, Inc.	51,500	1,971,894
Sumitomo Mitsui Trust Holdings, Inc.	105,070	402,654
Sumitomo Realty & Development Co., Ltd.	5,000	144,437
Sumitomo Rubber Industries Ltd.(a)	18,100	237,883
Suntory Beverage & Food Ltd.	9,200	406,866
Suruga Bank Ltd.	9,300	194,280
Suzuken Co., Ltd.	4,000	153,789
Suzuki Motor Corp.	4,700	144,679
Systena Corp.	23,400	277,583
T&D Holdings, Inc.	23,800	318,336
Taiheiyo Cement Corp.	20,000	58,855
Taisei Corp.	54,000	359,117
Taiyo Holdings Co., Ltd.	4,800	186,541
Taiyo Nippon Sanso Corp.	10,000	91,608
Takashimaya Co., Ltd.	7,000	63,660
Takeda Pharmaceutical Co., Ltd.	32,300	1,628,492
Takuma Co., Ltd.	16,000	132,075
Teijin Ltd.	39,000	134,544
Terumo Corp.	9,000	282,805
Toagosei Co., Ltd.	22,900	198,361
Tobu Railway Co., Ltd.	34,000	169,018
Toda Corp.	29,000	156,216
Toho Co., Ltd.	4,000	111,725
Toho Zinc Co., Ltd.(a)	47,000	109,788
Tokai Rika Co., Ltd.	9,100	227,699
Tokio Marine Holdings, Inc.	19,200	752,071
Tokyo Electron Ltd.	5,000	304,335
Tokyo Gas Co., Ltd.	49,000	232,505
Tokyo Tatemono Co., Ltd.	3,500	38,493
Tokyu Corp.	20,000	159,608
TonenGeneral Sekiyu K.K.(a)	26,000	220,890
TOTO Ltd.	4,000	142,483
Toyo Seikan Group Holdings Ltd.	13,200	248,210
Toyo Suisan Kaisha Ltd.	5,900	207,465
Toyobo Co., Ltd.	73,000	103,163
Toyoda Gosei Co., Ltd.	6,000	138,061
Toyota Motor Corp.	109,700	6,828,493
Toyota Tsusho Corp.	19,600	464,196
Trend Micro, Inc.	9,100	372,942
TS Tech Co., Ltd.	5,000	131,136
UACJ Corp.	47,000	111,351
Ube Industries Ltd.	141,000	301,234
Unicharm Corp.	7,600	156,492
Union Tool Co.(a)	5,500	152,022
United Arrows Ltd.	1,500	65,090
Ushio, Inc.	8,100	112,987
USS Co., Ltd.	15,160	230,623
Wacoal Holdings Corp.	16,000	192,859
West Japan Railway Co.	8,820	615,446
Xebio Holdings Co., Ltd.	6,600	125,696
Yahoo Japan Corp.	110,510	453,817
Yakult Honsha Co., Ltd.	4,000	198,180
Yamada Denki Co., Ltd.	24,000	104,344
Yamagata Bank Ltd. (The)(a)	37,000	145,176
Yamaha Corp.	6,900	169,152
Yamanashi Chuo Bank Ltd. (The)	44,000	226,776
Yamato Kogyo Co., Ltd.	8,000	206,160
Yamazen Corp.	31,300	289,856
Yokogawa Electric Corp.	8,200	99,863
Yokohama Reito Co., Ltd.	27,600	243,432
Yokohama Rubber Co., Ltd. (The)	10,000	155,534
Yuasa Trading Co., Ltd.	10,200	254,799
Yusen Logistics Co., Ltd.	17,000	229,361
Zeon Corp.	12,000	97,660

Total Japan		93,750,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Netherlands - 1.1%
Aegon N.V.	88,733	$504,123
Akzo Nobel N.V.	8,164	547,012
ASML Holding N.V.	4,775	428,194
Boskalis Westminster	7,341	300,082
Delta Lloyd N.V.(a)	25,981	153,675
Heineken N.V.	12,999	1,112,296
ING Groep N.V. CVA	14,857	200,933
Koninklijke Ahold N.V.	39,781	841,595
Koninklijke DSM N.V.	6,621	332,864
Koninklijke KPN N.V.	62,247	236,125
Koninklijke Philips N.V.	41,737	1,068,185
Koninklijke Ten Cate N.V.	8,185	212,948
Randstad Holding N.V.	7,890	493,084
Wessanen	12,538	127,347
Wolters Kluwer N.V.	19,467	654,817

Total Netherlands		7,213,280

New Zealand - 0.5%
Auckland International Airport Ltd.	128,337	505,192
Contact Energy Ltd.	70,500	228,773
Fisher & Paykel Healthcare Corp., Ltd.	60,955	371,395
Fletcher Building Ltd.	40,246	202,510
Mighty River Power Ltd.	214,352	407,952
SKY Network Television Ltd.	72,027	226,331
Spark New Zealand Ltd.	224,824	507,918
Trade Me Group Ltd.	73,008	208,922
TrustPower Ltd.(a)	30,880	164,896
Vector Ltd.	182,809	396,729

Total New Zealand		3,220,618

Norway - 1.3%
Aker ASA Class A	11,682	216,447
Atea ASA*	27,776	230,647
DNB ASA	44,855	556,421
Gjensidige Forsikring ASA	48,200	773,805
Kvaerner ASA	186,780	173,457
Marine Harvest ASA*	48,211	651,430
Norsk Hydro ASA	90,405	338,380
Orkla ASA	61,533	487,323
SpareBank 1 SMN	26,505	151,220
Statoil ASA	201,582	2,817,163
Telenor ASA	53,303	893,065
Tomra Systems ASA	19,276	207,975
Yara International ASA	15,889	687,341

Total Norway		8,184,674

Portugal - 0.4%
EDP-Energias de Portugal S.A.	295,727	1,066,865
Galp Energia, SGPS, S.A.	36,085	420,215
Jeronimo Martins, SGPS, S.A.	24,556	319,969
Portucel S.A.	59,777	233,509
Sonae, SGPS, S.A.	256,589	292,112

Total Portugal		2,332,670

Singapore - 2.0%
Asian Pay Television Trust	767,900	346,425
CapitaLand Ltd.	154,600	365,072
ComfortDelGro Corp., Ltd.	265,300	570,377
Cosco Corp. Singapore Ltd.(a)	564,300	182,975
DBS Group Holdings Ltd.	85,300	1,003,529
Dyna-Mac Holdings Ltd.	293,600	30,630
Hutchison Port Holdings Trust	980,036	519,419
Jardine Cycle & Carriage Ltd.	17,955	441,076
Keppel Corp., Ltd.	109,500	502,481
Keppel Infrastructure Trust	806,960	290,100
Lian Beng Group Ltd.	252,900	90,025
Oversea-Chinese Banking Corp., Ltd.	184,795	1,146,298
Pacific Radiance Ltd.	311,000	67,959
SATS Ltd.	84,300	228,183
Sembcorp Industries Ltd.(a)	95,400	205,103
Sembcorp Marine Ltd.(a)	171,900	212,050
Singapore Airlines Ltd.	33,100	261,319
Singapore Post Ltd.(a)	501,900	580,211
Singapore Press Holdings Ltd.(a)	148,600	412,705
Singapore Technologies Engineering Ltd.	156,600	332,264
Singapore Telecommunications Ltd.	899,100	2,325,942
SMRT Corp., Ltd.(a)	149,600	158,706
StarHub Ltd.	119,600	311,930
Super Group Ltd.	162,600	96,278
United Overseas Bank Ltd.	54,200	749,207
Wee Hur Holdings Ltd.	139,600	26,569
Wilmar International Ltd.	229,900	476,443
Wing Tai Holdings Ltd.	210,800	260,779
Yanlord Land Group Ltd.	298,100	211,180

Total Singapore		12,405,235

Spain - 4.3%
Abengoa S.A. Class B(a)	39,238	8,312
Abertis Infraestructuras S.A.	48,311	756,240
ACS Actividades de Construccion y Servicios S.A.	24,063	706,162
Amadeus IT Holding S.A. Class A	15,022	663,914
Banco Bilbao Vizcaya Argentaria S.A.	271,898	1,990,450
Banco Santander S.A.	1,350,537	6,686,989
Bolsas y Mercados Espanoles SHMSF S.A.(a)	11,375	383,798
CaixaBank S.A.	304,973	1,064,773
Cie Automotive S.A.	5,564	93,382
Duro Felguera S.A.(a)	34,048	48,822
Enagas S.A.	16,472	465,232
Endesa S.A.	41,877	842,721
Ferrovial S.A.	49,198	1,114,570
Gas Natural SDG S.A.	59,664	1,219,457
Iberdrola S.A.	281,291	2,001,460
Industria de Diseno Textil S.A.	72,742	2,504,132
Mapfre S.A.	174,013	437,038
Obrascon Huarte Lain S.A.(a)	13,141	75,230
Red Electrica Corp. S.A.	6,335	530,649
Repsol S.A.	93,477	1,027,626
Tecnicas Reunidas S.A.(a)	4,273	161,765
Telefonica S.A.	372,705	4,143,839

Total Spain		26,926,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Sweden - 3.6%
Alfa Laval AB	18,813	$345,885
Assa Abloy AB Class B	16,218	342,420
Atlas Copco AB Class A	20,658	510,655
Atlas Copco AB Class B	22,359	517,960
Axfood AB	22,422	390,429
BillerudKorsnas AB	18,352	342,198
Boliden AB	13,429	227,624
Electrolux AB Series B	15,607	379,873
Elekta AB Class B(a)	15,511	132,653
Fabege AB	28,439	472,600
Gunnebo AB	33,733	180,057
Hennes & Mauritz AB Class B	68,622	2,458,983
Hexagon AB Class B	13,354	498,641
Husqvarna AB Class B	36,707	243,825
ICA Gruppen AB	7,800	284,407
Indutrade AB	2,337	133,197
Investment AB Latour Class B	11,032	407,880
Mekonomen AB	8,619	176,866
NCC AB Class B	12,330	384,645
Nordea Bank AB	217,159	2,403,261
Peab AB	82,496	634,577
Sandvik AB	28,299	248,564
Securitas AB Class B	25,606	394,845
Skandinaviska Enskilda Banken AB Class A	105,837	1,122,320
Skanska AB Class B	33,622	657,237
SKF AB Class B	20,668	336,352
Svenska Cellulosa AB SCA Class B	18,362	536,881
Svenska Handelsbanken AB Class A	69,352	928,741
Swedbank AB Class A	78,514	1,742,458
Swedish Match AB	10,379	369,579
Telefonaktiebolaget LM Ericsson Class B	150,460	1,468,799
TeliaSonera AB	332,706	1,664,990
Trelleborg AB Class B	25,532	499,095
Volvo AB Class A	56,494	542,451
Volvo AB Class B	35,891	336,747

Total Sweden		22,317,695

Switzerland - 8.7%
ABB Ltd. Registered Shares*	107,426	1,927,443
Actelion Ltd. Registered Shares*	2,367	330,103
Adecco S.A. Registered Shares*	8,886	611,634
Baloise Holding AG Registered Shares	4,453	567,635
BKW AG	7,642	290,106
Cie Financiere Richemont S.A. Registered Shares	9,632	693,773
Clariant AG Registered Shares*	23,026	437,287
Coca-Cola HBC AG*	12,242	261,270
Credit Suisse Group AG Registered Shares*	43,345	939,214
EFG International AG*	19,654	207,142
EMS-Chemie Holding AG Registered Shares	818	360,378
Geberit AG Registered Shares	2,043	694,334
Givaudan S.A. Registered Shares*	432	786,749
Implenia AG Registered Shares	2,729	139,313
Julius Baer Group Ltd.*	10,325	501,913
Kuehne + Nagel International AG Registered Shares	8,392	1,155,262
LafargeHolcim Ltd. Registered Shares*	12,385	622,343
Logitech International S.A. Registered Shares	19,282	296,646
Nestle S.A. Registered Shares	125,688	9,360,680
Novartis AG Registered Shares	101,009	8,758,822
Panalpina Welttransport Holding AG Registered Shares	736	82,717
Partners Group Holding AG	1,283	463,021
Roche Holding AG Bearer Shares	7,077	1,956,603
Roche Holding AG Genusschein	25,032	6,911,933
Schindler Holding AG Participation Certificate	3,491	585,902
SGS S.A. Registered Shares	302	576,545
STMicroelectronics N.V.	56,781	386,433
Straumann Holding AG Registered Shares	843	256,858
Sulzer AG Registered Shares	2,499	235,545
Swatch Group AG (The) Registered Shares	5,790	393,327
Swiss Life Holding AG Registered Shares*	2,965	803,601
Swiss Re AG	41,554	4,074,451
Swisscom AG Registered Shares	2,937	1,475,835
Syngenta AG Registered Shares	3,769	1,477,102
Tecan Group AG Registered Shares	993	161,598
Temenos Group AG Registered Shares*	2,870	148,947
UBS Group AG Registered Shares	92,225	1,798,434
Vontobel Holding AG Registered Shares	11,709	555,622
Zurich Insurance Group AG*	11,757	3,034,974

Total Switzerland		54,321,495

United Kingdom - 22.9%
Aberdeen Asset Management PLC	75,806	323,348
Admiral Group PLC	8,562	209,358
Aggreko PLC	9,237	124,436
Amec Foster Wheeler PLC	31,492	199,079
Amlin PLC	84,710	828,407
Antofagasta PLC	58,139	402,148
ARM Holdings PLC	21,791	333,704
Ashmore Group PLC(a)	70,267	265,545
Associated British Foods PLC	16,096	792,853
AstraZeneca PLC	73,547	5,004,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Aviva PLC	146,651	$1,115,329
Awilco Drilling PLC	47,835	166,992
Babcock International Group PLC	27,002	404,350
BAE Systems PLC	225,789	1,662,621
Barclays PLC	587,138	1,894,323
Barratt Developments PLC	39,719	366,472
Berendsen PLC	36,263	576,704
Berkeley Group Holdings PLC	13,998	760,895
BG Group PLC	86,262	1,252,345
BGEO Group PLC	3,427	96,172
BHP Billiton PLC	175,153	1,962,001
Bodycote PLC	14,067	117,869
BP PLC	1,778,022	9,277,019
British American Tobacco PLC	121,995	6,780,577
British Land Co. PLC (The)	35,449	410,672
Britvic PLC	20,426	219,020
BT Group PLC	314,815	2,188,716
Burberry Group PLC	18,348	323,165
Cable & Wireless Communications PLC	162,673	178,145
Capita PLC	28,968	515,767
Carillion PLC(a)	48,146	214,945
Carnival PLC	8,948	509,866
Centrica PLC	374,335	1,203,328
Chemring Group PLC	30,604	85,478
Close Brothers Group PLC	27,871	549,227
CNH Industrial N.V.	44,005	303,069
Cobham PLC	54,000	225,401
Communisis PLC	122,410	73,972
Compass Group PLC	50,644	877,069
Croda International PLC	7,463	334,611
Daily Mail & General Trust PLC Class A Non-Voting Shares	32,471	335,013
Darty PLC	138,801	210,716
De La Rue PLC	13,918	90,927
Debenhams PLC	198,931	214,772
Devro PLC	39,180	167,468
Diageo PLC	103,821	2,840,850
Direct Line Insurance Group PLC	123,722	743,092
Drax Group PLC(a)	29,334	105,667
easyJet PLC	14,945	383,277
Electrocomponents PLC	71,841	252,327
Fenner PLC	52,439	110,525
Fidessa Group PLC	5,240	154,696
G4S PLC	91,392	303,755
GKN PLC	79,019	359,182
GlaxoSmithKline PLC	452,765	9,162,447
Halfords Group PLC	36,510	180,486
Hammerson PLC	45,811	405,125
Hargreaves Lansdown PLC	10,251	227,541
Hargreaves Services PLC	26,365	100,257
Hays PLC	181,100	389,441
HSBC Holdings PLC	1,345,040	10,629,922
Hunting PLC	14,691	66,150
ICAP PLC	65,604	492,655
IG Group Holdings PLC	36,899	436,443
IMI PLC	12,187	154,746
Imperial Tobacco Group PLC	65,900	3,483,568
Inchcape PLC	41,465	479,755
Inmarsat PLC	23,163	388,171
InterContinental Hotels Group PLC	6,293	246,536
Interserve PLC	12,440	95,435
Intertek Group PLC	5,904	241,652
Intu Properties PLC	72,213	337,718
Investec PLC	44,675	315,668
ITV PLC	197,546	805,357
J D Wetherspoon PLC	5,529	60,997
J Sainsbury PLC(a)	157,416	600,456
John Wood Group PLC	32,643	294,689
Johnson Matthey PLC	8,639	338,316
Kingfisher PLC	98,340	477,588
Ladbrokes PLC	111,793	197,232
Legal & General Group PLC	327,570	1,292,953
Lloyds Banking Group PLC	485,788	523,183
London Stock Exchange Group PLC	17,311	700,123
Man Group PLC	123,210	318,707
Marks & Spencer Group PLC	89,349	595,772
Marston’s PLC	121,028	297,008
Meggitt PLC	44,730	247,031
Melrose Industries PLC	76,134	326,430
Mondi PLC	24,713	485,903
N Brown Group PLC	41,201	187,826
National Grid PLC	259,454	3,585,087
Next PLC	3,351	360,056
Nostrum Oil & Gas PLC	12,606	75,230
Numis Corp. PLC	49,289	177,895
Old Mutual PLC	305,140	804,595
Pan African Resources PLC	395,145	45,282
PayPoint PLC	10,555	143,358
Pearson PLC	54,650	592,838
Persimmon PLC*	23,827	711,854
Polar Capital Holdings PLC(a)	22,450	134,466
Premier Farnell PLC	44,375	64,096
Prudential PLC	83,966	1,894,727
QinetiQ Group PLC	44,846	179,061
Reckitt Benckiser Group PLC	30,545	2,827,724
RELX N.V.	66,561	1,123,623
RELX PLC	40,667	717,471
Restaurant Group PLC (The)	10,386	104,936
Rexam PLC	44,969	400,662
Rio Tinto PLC	90,567	2,642,370
Rolls-Royce Holdings PLC*	45,956	389,474
Rotork PLC	31,703	85,370
Royal Dutch Shell PLC Class A	337,699	7,595,430
Royal Dutch Shell PLC Class B	213,015	4,844,447
Royal Mail PLC	42,738	279,682
RPS Group PLC	29,696	103,732
SABMiller PLC	75,270	4,514,722
Sage Group PLC (The)	73,468	653,497
Savills PLC	10,099	131,880
Schroders PLC Non-Voting Shares	13,410	447,677
Segro PLC	73,552	465,505
Severn Trent PLC	17,584	564,214
Sky PLC	84,742	1,388,902
Smith & Nephew PLC	23,746	422,791
Smiths Group PLC	21,264	294,449
Soco International PLC	56,486	122,593
SSE PLC	68,479	1,542,229
St. Ives PLC	55,375	182,619
Standard Life PLC	108,155	621,220
TalkTalk Telecom Group PLC(a)	72,825	233,350
Tate & Lyle PLC	33,290	293,906
Taylor Wimpey PLC	244,972	733,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

December 31, 2015

Investments	Shares	Value
Telecom Plus PLC(a)	9,437	$148,968
Ultra Electronics Holdings PLC	8,033	233,955
Unilever N.V. CVA	66,023	2,876,362
Unilever PLC	59,708	2,575,426
United Utilities Group PLC	52,445	723,129
Vesuvius PLC	21,738	106,724
Victrex PLC	6,691	177,908
Vodafone Group PLC	2,096,101	6,827,670
Weir Group PLC (The)	10,879	160,346
WH Smith PLC	20,981	547,044
Whitbread PLC	9,478	614,803
William Hill PLC	56,575	330,208
WM Morrison Supermarkets PLC(a)	227,128	496,120
WS Atkins PLC	5,684	136,221

Total United Kingdom		143,436,107

TOTAL COMMON STOCKS (Cost: $618,859,141)		624,604,369

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/16* (Cost $47,239)	93,477	46,609

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International Dividend Ex-Financials Fund(b) (Cost: $34,219)	901	34,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $13,459,470)(d)	13,459,470	13,459,470

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $632,400,069)		638,144,803
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.8)%		(11,425,595)

NET ASSETS - 100.0%		$626,719,208

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $14,278,598 and the total market value of the collateral held by the Fund was $15,073,234. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,613,764.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.3%

Australia - 8.1%
AGL Energy Ltd.	381	$5,012
Amcor Ltd.	501	4,899
AMP Ltd.	1,111	4,712
Ansell Ltd.	68	1,060
Aristocrat Leisure Ltd.	208	1,545
Asaleo Care Ltd.	875	1,015
Asciano Ltd.	231	1,469
ASX Ltd.	92	2,842
Aurizon Holdings Ltd.	302	962
Australia & New Zealand Banking Group Ltd.	1,582	32,147
Bank of Queensland Ltd.	140	1,420
Beach Energy Ltd.	563	201
Bendigo & Adelaide Bank Ltd.	203	1,765
BHP Billiton Ltd.	1,650	21,440
Boral Ltd.	303	1,303
Brickworks Ltd.	192	2,197
BT Investment Management Ltd.	192	1,796
Caltex Australia Ltd.	68	1,865
carsales.com Ltd.	199	1,691
CIMIC Group Ltd.	152	2,687
Coca-Cola Amatil Ltd.	291	1,969
Cochlear Ltd.	28	1,947
Commonwealth Bank of Australia	803	49,969
Computershare Ltd.	139	1,175
Cover-More Group Ltd.(a)	691	1,111
Crown Resorts Ltd.	135	1,228
CSL Ltd.	84	6,436
CSR Ltd.	481	1,011
Downer EDI Ltd.	724	1,896
Event Hospitality and Entertainment Ltd.	243	2,910
Fairfax Media Ltd.	2,072	1,387
Genworth Mortgage Insurance Australia Ltd.	517	1,038
GrainCorp Ltd. Class A	192	1,206
Harvey Norman Holdings Ltd.	516	1,569
Healthscope Ltd.	616	1,192
Incitec Pivot Ltd.	433	1,248
Insurance Australia Group Ltd.	1,387	5,611
IOOF Holdings Ltd.	183	1,268
IRESS Ltd.(a)	188	1,368
JB Hi-Fi Ltd.(a)	84	1,193
LendLease Group	263	2,729
M2 Group Ltd.(a)	164	1,365
Magellan Financial Group Ltd.	95	1,883
National Australia Bank Ltd.	1,538	33,793
Navitas Ltd.(a)	391	1,329
New Hope Corp., Ltd.	864	1,160
NIB Holdings Ltd.(a)	747	1,908
Orica Ltd.(a)	24	271
Origin Energy Ltd.	128	438
Perpetual Ltd.	32	1,086
Platinum Asset Management Ltd.	271	1,593
Premier Investments Ltd.	128	1,322
Primary Health Care Ltd.	752	1,280
QBE Insurance Group Ltd.	323	2,959
Qube Holdings Ltd.(a)	691	1,207
REA Group Ltd.	43	1,723
Rio Tinto Ltd.	223	7,254
Santos Ltd.	600	1,606
Seek Ltd.	116	1,298
Select Harvests Ltd.	148	915
Sonic Healthcare Ltd.	65	845
Star Entertainment Grp Ltd. (The)	351	1,297
Steadfast Group Ltd.	995	1,129
Suncorp Group Ltd.	681	6,015
Super Retail Group Ltd.	180	1,494
Tabcorp Holdings Ltd.	349	1,196
Tatts Group Ltd.	699	2,233
Technology One Ltd.	505	1,822
Telstra Corp., Ltd.	6,701	27,351
TPG Telecom Ltd.	184	1,324
Transpacific Industries Group Ltd.	2,152	1,237
Treasury Wine Estates Ltd.	213	1,286
Wesfarmers Ltd.	645	19,526
Westpac Banking Corp.	1,784	43,559
Woodside Petroleum Ltd.	846	17,677
Woolworths Ltd.	856	15,258
WorleyParsons Ltd.	477	1,607

Total Australia		390,735

Austria - 0.3%
EVN AG	100	1,141
Lenzing AG	19	1,435
Oesterreichische Post AG	111	4,055
OMV AG	191	5,422

Total Austria		12,053

Belgium - 1.9%
Ackermans & van Haaren N.V.	12	1,764
Ageas	120	5,579
Anheuser-Busch InBev N.V.	455	56,544
bpost S.A.	61	1,497
Colruyt S.A.	60	3,093
Delhaize Group	20	1,951
Euronav N.V.	80	1,102
KBC Groep N.V.	135	8,457
Proximus SADP	195	6,355
UCB S.A.	83	7,504

Total Belgium		93,846

China - 3.0%
Beijing Enterprises Holdings Ltd.	1,000	6,058
China Jinmao Holdings Group Ltd.	2,000	684
China Mobile Ltd.	5,500	62,096
China Overseas Land & Investment Ltd.	6,000	21,058
China Power International Development Ltd.	1,000	578
China South City Holdings Ltd.(a)	6,000	1,355
China Unicom Hong Kong Ltd.	6,000	7,316
CITIC Ltd.	4,000	7,081
CNOOC Ltd.	16,000	16,660
Fosun International Ltd.	2,112	3,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Guotai Junan International Holdings Ltd.(a)	4,000	$1,404
Lenovo Group Ltd.	2,000	2,031
Shenzhen Investment Ltd.	6,000	2,810
Sino-Ocean Land Holdings Ltd.	2,000	1,282
Sun Art Retail Group Ltd.(a)	6,000	4,529
Yangzijiang Shipbuilding Holdings Ltd.	4,300	3,334
Yuexiu Property Co., Ltd.	30,000	5,187

Total China		146,760

Denmark - 1.1%
Carlsberg A/S Class B	20	1,783
Coloplast A/S Class B	68	5,513
Danske Bank A/S	121	3,262
DSV A/S	56	2,215
GN Store Nord A/S	60	1,094
Novo Nordisk A/S Class B	393	22,877
Novozymes A/S Class B	48	2,310
Pandora A/S	19	2,412
Rockwool International A/S Class B	8	1,128
Royal Unibrew A/S	55	2,243
SimCorp A/S	47	2,655
Sydbank A/S	17	549
TDC A/S	220	1,101
Tryg A/S	180	3,600
Vestas Wind Systems A/S	27	1,902

Total Denmark		54,644

Finland - 1.3%
Elisa Oyj	128	4,837
F-Secure Oyj	365	1,023
Fortum Oyj	640	9,678
Kesko Oyj Class B	40	1,406
Kone Oyj Class B	200	8,510
Metso Oyj	107	2,406
Neste Oyj	124	3,722
Nokia Oyj	796	5,703
Nokian Renkaat Oyj	40	1,438
Orion Oyj Class B	68	2,362
Raisio Oyj Class V	321	1,478
Sampo Oyj Class A	285	14,551
Tieto Oyj	55	1,477
UPM-Kymmene Oyj	259	4,848

Total Finland		63,439

France - 9.7%
Accor S.A.	44	1,912
Aeroports de Paris	35	4,076
Air Liquide S.A.	75	8,445
Airbus Group SE	147	9,900
Alten S.A.	28	1,625
Arkema S.A.	19	1,333
AXA S.A.	872	23,899
BioMerieux	16	1,910
BNP Paribas S.A.	321	18,213
Bollore S.A.	431	2,012
Bouygues S.A.	160	6,352
Bureau Veritas S.A.	151	3,016
Cap Gemini S.A.	27	2,511
Carrefour S.A.	171	4,950
Casino Guichard Perrachon S.A.	112	5,160
Christian Dior SE	32	5,449
Cie de Saint-Gobain	174	7,532
CNP Assurances	349	4,716
Credit Agricole S.A.	643	7,600
Danone S.A.	167	11,298
Dassault Systemes	35	2,805
Edenred	205	3,886
Electricite de France S.A.	700	10,323
Elior(b)	68	1,426
Engie SA	1,330	23,586
Essilor International S.A.	27	3,374
Gaztransport Et Technigaz S.A.	9	381
Havas S.A.	151	1,272
Hermes International	19	6,434
Iliad S.A.	7	1,673
Imerys S.A.	23	1,609
Ingenico Group SA	12	1,519
Ipsen S.A.	27	1,789
JCDecaux S.A.	55	2,109
Kering	27	4,633
Klepierre	91	4,052
L’Oreal S.A.	104	17,545
Lagardere SCA	71	2,122
Legrand S.A.	48	2,722
LVMH Moet Hennessy Louis Vuitton SE	96	15,111
Metropole Television S.A.	84	1,445
Natixis S.A.	1,106	6,268
Neopost S.A.	11	268
Nexity S.A.	48	2,128
Orange S.A.	1,106	18,604
Pernod Ricard S.A.	47	5,371
Publicis Groupe S.A.	35	2,334
Remy Cointreau S.A.	19	1,362
Renault S.A.	35	3,522
Rexel S.A.	279	3,722
Rubis SCA	32	2,431
Safran S.A.	99	6,815
Sanofi	423	36,117
Schneider Electric SE	179	10,220
SCOR SE	72	2,699
Societe BIC S.A.	28	4,613
Societe Generale S.A.	208	9,619
Societe Television Francaise 1	72	802
Sodexo S.A.	36	3,525
Suez Environnement Co.	224	4,200
Technip S.A.	35	1,739
Teleperformance	19	1,600
Thales S.A.	43	3,228
TOTAL S.A.	1,268	56,840
Unibail-Rodamco SE	19	4,838
Veolia Environnement S.A.	375	8,907
Vicat	19	1,142
Vinci S.A.	211	13,555
Vivendi S.A.	608	13,117

Total France		471,311

Germany - 7.6%
adidas AG	39	3,809
Allianz SE Registered Shares	192	34,112
AURELIUS SE & Co. KGaA	35	1,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Axel Springer SE	56	$3,123
BASF SE	293	22,509
Bayer AG Registered Shares	162	20,379
Bayerische Motoren Werke AG	123	13,045
Bechtle AG	19	1,818
Beiersdorf AG	52	4,754
Bertrandt AG	12	1,450
Brenntag AG	36	1,888
Carl Zeiss Meditec AG Bearer Shares	60	1,861
Comdirect Bank AG	585	6,927
Continental AG	23	5,610
CTS Eventim AG & Co. KGaA	55	2,195
Daimler AG Registered Shares	263	22,164
Deutsche Boerse AG	64	5,658
Deutsche Post AG Registered Shares	452	12,744
Deutsche Telekom AG Registered Shares	1,512	27,413
Deutsche Wohnen AG Bearer Shares	99	2,755
DMG MORI AG	35	1,448
Drillisch AG	52	2,208
Duerr AG	33	2,638
E.ON SE	613	5,947
Evonik Industries AG	144	4,789
Fielmann AG	75	5,556
Fraport AG Frankfurt Airport Services Worldwide	39	2,497
Freenet AG	111	3,776
GEA Group AG	51	2,072
Gerresheimer AG	20	1,568
Hamburger Hafen und Logistik AG	214	3,269
Hannover Rueck SE	52	5,968
Henkel AG & Co. KGaA	68	6,546
Hugo Boss AG	27	2,247
Infineon Technologies AG	273	4,005
K+S AG Registered Shares	16	411
Krones AG	19	2,277
KUKA AG(a)	15	1,353
LEG Immobilien AG*	31	2,542
MAN SE	67	6,747
Merck KGaA	60	5,838
METRO AG	125	4,014
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	67	13,432
OSRAM Licht AG	27	1,138
ProSiebenSat.1 Media SE	99	5,029
RHOEN-KLINIKUM AG	104	3,127
RWE AG	79	1,005
SAP SE	253	20,167
Siemens AG Registered Shares	317	30,951
Software AG	47	1,349
Suedzucker AG	76	1,514
Talanx AG*	131	4,062
Telefonica Deutschland Holding AG	1,747	9,282
Wacker Chemie AG	4	337
Wirecard AG(a)	32	1,616

Total Germany		366,769

Hong Kong - 2.5%
AIA Group Ltd.	2,200	13,228
Bank of East Asia Ltd. (The)(a)	800	2,978
BOC Hong Kong Holdings Ltd.	2,000	6,116
CLP Holdings Ltd.	1,500	12,745
Dah Sing Banking Group Ltd.	2,800	4,957
Hang Seng Bank Ltd.	800	15,225
Hong Kong & China Gas Co., Ltd.	3,000	5,884
Hong Kong Exchanges and Clearing Ltd.	300	7,684
MTR Corp., Ltd.	2,000	9,909
New World Development Co., Ltd.	1,000	988
Power Assets Holdings Ltd.	1,500	13,800
Singamas Container Holdings Ltd.	8,000	815
Sino Land Co., Ltd.	6,000	8,795
SJM Holdings Ltd.	4,000	2,854
Techtronic Industries Co., Ltd.	1,500	6,116
Wharf Holdings Ltd. (The)	2,000	11,097

Total Hong Kong		123,191

Ireland - 0.3%
Grafton Group PLC	103	1,123
Green REIT PLC	1,230	2,129
Greencore Group PLC	261	1,363
IFG Group PLC	1,503	3,641
Paddy Power PLC	32	4,279

Total Ireland		12,535

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	3,651	8,041
Delek Automotive Systems Ltd.	172	1,534
First International Bank of Israel Ltd.	95	1,122
Frutarom Industries Ltd.	31	1,665
Harel Insurance Investments & Financial Services Ltd.	287	1,101
Migdal Insurance & Financial Holding Ltd.	2,825	2,056
Mizrahi Tefahot Bank Ltd.	111	1,327
NICE-Systems Ltd.	23	1,327
Osem Investments Ltd.	48	823
Teva Pharmaceutical Industries Ltd.	223	14,586

Total Israel		33,582

Italy - 3.1%
A2A SpA	1,342	1,828
ACEA SpA	163	2,514
Anima Holding SpA(b)	143	1,246
Ansaldo STS SpA	60	643
Ascopiave SpA	979	2,323
Assicurazioni Generali SpA	505	9,282
Atlantia SpA	357	9,501
Azimut Holding SpA	43	1,077
Banca Generali SpA	56	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Banca Mediolanum SpA	208	$1,652
Banca Popolare di Milano SCARL	1,192	1,193
Davide Campari-Milano SpA	164	1,425
De’ Longhi SpA	55	1,653
DiaSorin SpA	32	1,684
Enel Green Power SpA	982	2,009
Enel SpA	2,710	11,458
Eni SpA	2,524	37,837
ERG SpA	136	1,842
FinecoBank Banca Fineco SpA	363	3,007
Hera SpA	790	2,103
Intesa Sanpaolo SpA	3,294	11,050
Iren SpA	939	1,520
Luxottica Group SpA	131	8,595
MARR SpA	84	1,741
Parmalat SpA	438	1,137
Recordati SpA	108	2,826
Snam SpA	2,099	11,013
Terna Rete Elettrica Nazionale SpA	1,131	5,843
UniCredit SpA	1,210	6,750
UnipolSai SpA	1,643	4,212

Total Italy		150,739

Japan - 15.0%
Amada Holdings Co., Ltd.	100	968
Astellas Pharma, Inc.	300	4,318
Bridgestone Corp.	400	13,879
Brother Industries Ltd.	500	5,827
Canon, Inc.	700	21,385
Dai-ichi Life Insurance Co., Ltd. (The)	100	1,692
Daicel Corp.	300	4,524
Daihatsu Motor Co., Ltd.	300	4,092
Fuji Heavy Industries Ltd.	300	12,537
Fujitsu Ltd.	2,000	10,090
Hino Motors Ltd.	1,100	12,884
Hitachi Chemical Co., Ltd.	300	4,828
Hitachi Construction Machinery Co., Ltd.(a)	700	11,045
Honda Motor Co., Ltd.	800	26,003
Hulic Co., Ltd.	800	7,109
Idemitsu Kosan Co., Ltd.	100	1,611
Iida Group Holdings Co., Ltd.	300	5,636
Isuzu Motors Ltd.	300	3,277
ITOCHU Corp.	1,200	14,385
Japan Tobacco, Inc.	500	18,583
JSR Corp.	300	4,736
JTEKT Corp.	300	5,000
JX Holdings, Inc.	2,800	11,834
Kawasaki Kisen Kaisha Ltd.	2,000	4,323
KDDI Corp.	700	18,353
Keiyo Co., Ltd.(a)	400	1,689
Kobe Steel Ltd.	3,000	3,317
Komatsu Ltd.	300	4,968
Konica Minolta, Inc.	300	3,048
Kuraray Co., Ltd.	700	8,566
LIXIL Group Corp.	400	8,978
Marubeni Corp.	1,600	8,314
Mitsubishi Chemical Holdings Corp.	1,200	7,724
Mitsubishi Corp.	500	8,429
Mitsubishi Materials Corp.	3,000	9,576
Mitsubishi Motors Corp.	1,200	10,275
Mitsubishi UFJ Financial Group, Inc.	3,100	19,510
Mitsui & Co., Ltd.	1,500	18,024
Mitsui Mining & Smelting Co., Ltd.	1,000	1,879
Mitsui OSK Lines Ltd.	1,000	2,552
Mizuho Financial Group, Inc.	7,600	15,384
Modec, Inc.	100	1,402
Nikon Corp.(a)	700	9,456
Nippon Steel & Sumitomo Metal Corp.	300	6,025
Nippon Telegraph & Telephone Corp.	400	16,080
Nippon Yusen K.K.	3,000	7,357
Nissan Motor Co., Ltd.	1,900	20,209
Nomura Holdings, Inc.	700	3,952
Nomura Real Estate Holdings, Inc.	400	7,498
NSK Ltd.	300	3,307
NTT DOCOMO, Inc.	1,200	24,779
Oji Holdings Corp.	2,000	8,130
Panasonic Corp.	300	3,094
Resona Holdings, Inc.	1,900	9,338
Ricoh Co., Ltd.	1,100	11,439
SBI Holdings, Inc.	100	1,098
Sega Sammy Holdings, Inc.	300	2,831
Seiko Epson Corp.	300	4,664
Sekisui House Ltd.	300	5,104
Shin-Etsu Chemical Co., Ltd.	300	16,502
Sojitz Corp.	2,400	5,107
Sumitomo Chemical Co., Ltd.	3,000	17,482
Sumitomo Corp.	1,900	19,593
Sumitomo Mitsui Financial Group, Inc.	400	15,316
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,832
Sumitomo Rubber Industries Ltd.	700	9,200
Suzuki Motor Corp.	300	9,235
T&D Holdings, Inc.	500	6,688
Takeda Pharmaceutical Co., Ltd.	300	15,125
Toyota Motor Corp.	1,100	68,472
Toyota Tsusho Corp.	100	2,368
Yahoo Japan Corp.	1,200	4,928
Yamaha Corp.	300	7,354
Yamaha Motor Co., Ltd.	400	9,124
Yokohama Rubber Co., Ltd. (The)	400	6,221

Total Japan		723,462

Netherlands - 1.5%
Aalberts Industries N.V.	40	1,381
Aegon N.V.	865	4,914
Akzo Nobel N.V.	51	3,417
Arcadis N.V.	47	948
ASM International N.V.	35	1,375
BE Semiconductor Industries N.V.	48	968
BinckBank N.V.	128	1,105
Boskalis Westminster	39	1,594
Brunel International N.V.	64	1,168
Corbion N.V.	64	1,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Euronext N.V.(b)	139	$7,140
Gemalto N.V.	5	300
Heineken N.V.	112	9,584
IMCD Group N.V.	35	1,295
Koninklijke Ahold N.V.	275	5,818
Koninklijke DSM N.V.	48	2,413
Koninklijke KPN N.V.	1,184	4,491
Koninklijke Philips N.V.	283	7,243
Koninklijke Vopak N.V.	35	1,508
NN Group N.V.	139	4,915
Randstad Holding N.V.	52	3,250
TNT Express N.V.	148	1,253
USG People N.V.	88	1,642
Wessanen	211	2,143
Wolters Kluwer N.V.	100	3,364

Total Netherlands		74,781

New Zealand - 0.6%
Contact Energy Ltd.	703	2,281
EBOS Group Ltd.	184	1,732
Freightways Ltd.	325	1,382
Genesis Energy Ltd.	1,282	1,694
Kiwi Property Group Ltd.	1,618	1,495
Mainfreight Ltd.	147	1,546
Meridian Energy Ltd.	1,479	2,420
Metlifecare Ltd.	760	2,409
Mighty River Power Ltd.	1,000	1,903
Port of Tauranga Ltd.	227	2,906
Spark New Zealand Ltd.	2,072	4,681
TrustPower Ltd.	585	3,124
Z Energy Ltd.	339	1,569

Total New Zealand		29,142

Norway - 1.3%
Atea ASA*	164	1,362
Austevoll Seafood ASA	395	2,410
DNB ASA	533	6,612
Entra ASA(b)	247	1,988
Gjensidige Forsikring ASA	261	4,190
Kongsberg Gruppen ASA	79	1,294
Leroy Seafood Group ASA	39	1,454
Marine Harvest ASA*	199	2,689
Norsk Hydro ASA	415	1,553
Orkla ASA	485	3,841
Salmar ASA	123	2,154
SpareBank 1 SR-Bank ASA	504	2,238
Statoil ASA	1,587	22,179
Telenor ASA	341	5,713
TGS Nopec Geophysical Co. ASA	59	942
Yara International ASA	99	4,283

Total Norway		64,902

Portugal - 0.4%
CTT-Correios de Portugal S.A.	120	1,154
EDP-Energias de Portugal S.A.	2,028	7,316
Galp Energia, SGPS, S.A.	342	3,983
Jeronimo Martins, SGPS, S.A.	143	1,863
REN - Redes Energeticas Nacionais, SGPS, S.A.	441	1,333
Sonae, SGPS, S.A.	2,405	2,738

Total Portugal		18,387

Singapore - 2.0%
Asian Pay Television Trust	2,300	1,038
CapitaLand Ltd.	1,200	2,834
Chip Eng Seng Corp., Ltd.	2,300	1,151
City Developments Ltd.	100	539
ComfortDelGro Corp., Ltd.	1,100	2,365
CWT Ltd.	800	1,083
DBS Group Holdings Ltd.	500	5,882
Great Eastern Holdings Ltd.	300	4,280
Hutchison Port Holdings Trust	2,700	1,431
Jardine Cycle & Carriage Ltd.	300	7,370
k1 Ventures Ltd.(a)	1,600	1,043
Keppel Corp., Ltd.	1,100	5,048
M1 Ltd.	700	1,342
Olam International Ltd.	1,500	1,924
OSIM International Ltd.(a)	1,200	913
OUE Ltd.	1,500	1,893
Oversea-Chinese Banking Corp., Ltd.	1,200	7,444
Pacc Offshore Services Holdings Ltd.	10,800	2,284
Pacific Radiance Ltd.	9,300	2,032
Rotary Engineering Ltd.	5,400	1,332
Sembcorp Industries Ltd.(a)	2,300	4,945
Sembcorp Marine Ltd.(a)	1,600	1,974
SIA Engineering Co., Ltd.	400	1,043
Singapore Airlines Ltd.	400	3,158
Singapore Exchange Ltd.	1,200	6,513
Singapore Technologies Engineering Ltd.	1,200	2,546
Singapore Telecommunications Ltd.	4,300	11,124
StarHub Ltd.	400	1,043
United Engineers Ltd.	300	421
United Overseas Bank Ltd.	700	9,676

Total Singapore		95,671

Spain - 4.5%
Amadeus IT Holding S.A. Class A	95	4,199
Atresmedia Corp. de Medios de Comunicaion S.A.	80	855
Banco Bilbao Vizcaya Argentaria S.A.	2,202	16,120
Banco Popular Espanol S.A.	264	872
Banco Santander S.A.	11,596	57,416
Bankinter S.A.	204	1,450
Bolsas y Mercados Espanoles SHMSF S.A.	55	1,856
CaixaBank S.A.	2,184	7,625
Cia de Distribucion Integral Logista Holdings S.A.	115	2,428
Distribuidora Internacional de Alimentacion S.A.*	164	970
Ebro Foods S.A.	127	2,505
Enagas S.A.	160	4,519
Endesa S.A.	179	3,602
Ferrovial S.A.	327	7,408
Gas Natural SDG S.A.	459	9,381
Grifols S.A.	32	1,482
Grupo Catalana Occidente S.A.	55	1,913
Iberdrola S.A.	1,884	13,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Industria de Diseno Textil S.A.	600	$20,655
Mapfre S.A.	980	2,461
Mediaset Espana Comunicacion S.A.	95	1,035
Red Electrica Corp. S.A.	71	5,947
Repsol S.A.	911	10,015
Tecnicas Reunidas S.A.(a)	44	1,666
Telefonica S.A.	2,727	30,320
Viscofan S.A.	31	1,874
Zardoya Otis S.A.	271	3,173

Total Spain		215,152

Sweden - 3.6%
AAK AB	20	1,489
AF AB Class B	99	1,688
Atlas Copco AB Class A	295	7,292
Atrium Ljungberg AB Class B	128	2,019
Avanza Bank Holding AB	35	1,526
Axfood AB	143	2,490
Betsson AB*	84	1,549
Clas Ohlson AB Class B	115	2,087
Com Hem Holding AB	140	1,275
Electrolux AB Series B	63	1,533
Fabege AB	120	1,994
Hennes & Mauritz AB Class B	509	18,239
Hexpol AB	120	1,297
ICA Gruppen AB	91	3,318
Indutrade AB	27	1,539
Investment AB Kinnevik Class B	44	1,367
Investment AB Latour Class B	64	2,366
Lifco AB Class B	92	2,314
Loomis AB Class B	47	1,475
Meda AB Class A	103	1,309
NetEnt AB*	40	2,346
Nordea Bank AB	2,132	23,595
Sandvik AB	539	4,734
Securitas AB Class B	317	4,888
Skandinaviska Enskilda Banken AB Class A	907	9,618
Skanska AB Class B	136	2,659
Svenska Cellulosa AB SCA Class B	211	6,169
Svenska Handelsbanken AB Class A	668	8,946
Swedbank AB Class A	585	12,983
Swedish Match AB	59	2,101
Tele2 AB Class B	267	2,684
Telefonaktiebolaget LM Ericsson Class B	850	8,298
TeliaSonera AB	2,876	14,393
Thule Group AB (The)(b)	107	1,469
Trelleborg AB Class B	68	1,329
Volvo AB Class B	644	6,042
Wallenstam AB Class B	220	1,775

Total Sweden		172,195

Switzerland - 8.6%
ABB Ltd. Registered Shares*	624	11,196
Actelion Ltd. Registered Shares*	14	1,952
Adecco S.A. Registered Shares*	67	4,612
Baloise Holding AG Registered Shares	7	892
Cie Financiere Richemont S.A. Registered Shares	91	6,555
Clariant AG Registered Shares*	63	1,196
Coca-Cola HBC AG*	63	1,345
Credit Suisse Group AG Registered Shares*	425	9,209
DKSH Holding AG*	39	2,468
EMS-Chemie Holding AG Registered Shares	8	3,525
Galenica AG Registered Shares	3	4,717
GAM Holding AG*	100	1,668
Geberit AG Registered Shares	11	3,739
Givaudan S.A. Registered Shares*	4	7,285
Helvetia Holding AG Registered Shares	9	5,089
Julius Baer Group Ltd.*	44	2,139
Kuehne + Nagel International AG Registered Shares	100	13,766
LafargeHolcim Ltd. Registered Shares*	132	6,633
Leonteq AG*	8	1,163
Logitech International S.A. Registered Shares	84	1,292
Lonza Group AG Registered Shares*	16	2,607
Nestle S.A. Registered Shares	1,039	77,380
Novartis AG Registered Shares	780	67,636
OC Oerlikon Corp. AG Registered Shares*	200	1,788
Partners Group Holding AG	11	3,970
Roche Holding AG Genusschein	255	70,412
SGS S.A. Registered Shares	4	7,636
Sonova Holding AG Registered Shares	15	1,908
STMicroelectronics N.V.	429	2,920
Straumann Holding AG Registered Shares	7	2,133
Sulzer AG Registered Shares	37	3,487
Swiss Life Holding AG Registered Shares*	7	1,897
Swiss Re AG	273	26,768
Swisscom AG Registered Shares	24	12,060
Syngenta AG Registered Shares	17	6,662
UBS Group AG Registered Shares	884	17,238
Vontobel Holding AG Registered Shares	80	3,796
Zurich Insurance Group AG*	67	17,296

Total Switzerland		418,035

United Kingdom - 23.2%
A.G.Barr PLC	275	2,160
Abcam PLC	393	3,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Aberdeen Asset Management PLC	696	$2,969
Admiral Group PLC	127	3,105
Aggreko PLC	21	283
Al Noor Hospitals Group PLC	87	1,421
Amec Foster Wheeler PLC	150	948
Amlin PLC	351	3,433
Antofagasta PLC	379	2,622
Ashmore Group PLC	301	1,138
Associated British Foods PLC	115	5,665
AstraZeneca PLC	593	40,349
Aviva PLC	955	7,263
Babcock International Group PLC	112	1,677
BAE Systems PLC	1,774	13,063
Barclays PLC	4,783	15,432
BBA Aviation PLC	605	1,686
Bellway PLC	35	1,463
Berkeley Group Holdings PLC	91	4,947
Betfair Group PLC	31	1,782
BG Group PLC	633	9,190
BHP Billiton PLC	1,095	12,266
Big Yellow Group PLC	148	1,758
Bodycote PLC	192	1,609
Booker Group PLC	628	1,680
BP PLC	13,687	71,413
Brewin Dolphin Holdings PLC	273	1,248
British American Tobacco PLC	986	54,803
British Land Co. PLC (The)	365	4,228
Britvic PLC	132	1,415
BT Group PLC	2,399	16,679
Burberry Group PLC	79	1,391
Cable & Wireless Communications PLC	2,288	2,506
Capital & Counties Properties PLC	307	1,994
Carnival PLC	43	2,450
Centrica PLC	2,419	7,776
Close Brothers Group PLC	68	1,340
CNH Industrial N.V.	632	4,353
Compass Group PLC	476	8,244
Countrywide PLC	143	842
Cranswick PLC	79	2,233
Croda International PLC	35	1,569
Dechra Pharmaceuticals PLC	175	2,819
Derwent London PLC	44	2,381
Diageo PLC	860	23,532
Direct Line Insurance Group PLC	711	4,270
Domino’s Pizza Group PLC	127	1,969
Drax Group PLC	219	789
DS Smith PLC	275	1,608
Dunelm Group PLC	171	2,377
easyJet PLC	187	4,796
Electrocomponents PLC	532	1,869
Essentra PLC	80	976
esure Group PLC	321	1,198
Foxtons Group PLC	349	967
Genus PLC	63	1,443
GlaxoSmithKline PLC	3,534	71,516
Greggs PLC	107	2,072
Halfords Group PLC	151	746
Halma PLC	267	3,404
Hammerson PLC	277	2,450
Hargreaves Lansdown PLC	136	3,019
Hays PLC	772	1,660
Hikma Pharmaceuticals PLC	40	1,357
HomeServe PLC	371	2,262
Howden Joinery Group PLC	255	1,979
HSBC Holdings PLC	11,204	88,546
Hunting PLC	511	2,301
ICAP PLC	289	2,170
IG Group Holdings PLC	247	2,922
IMI PLC	75	952
Imperial Tobacco Group PLC	536	28,334
Inchcape PLC	160	1,851
Informa PLC	251	2,268
Inmarsat PLC	287	4,810
Intertek Group PLC	52	2,128
Intu Properties PLC	835	3,905
Investec PLC	139	982
ITV PLC	941	3,836
J Sainsbury PLC(a)	872	3,326
Jardine Lloyd Thompson Group PLC	183	2,495
John Wood Group PLC	135	1,219
Johnson Matthey PLC	31	1,214
Jupiter Fund Management PLC	180	1,198
Kingfisher PLC	645	3,132
Ladbrokes PLC	612	1,080
Land Securities Group PLC	233	4,042
Legal & General Group PLC	2,706	10,681
London Stock Exchange Group PLC	40	1,618
Man Group PLC	528	1,366
Marks & Spencer Group PLC	557	3,714
Meggitt PLC	172	950
Melrose Industries PLC	325	1,393
Michael Page International PLC	259	1,849
Micro Focus International PLC	72	1,693
Mondi PLC	71	1,396
Moneysupermarket.com Group PLC	488	2,640
National Grid PLC	2,144	29,625
Old Mutual PLC	1,679	4,427
Pearson PLC	350	3,797
Pennon Group PLC	289	3,667
Persimmon PLC*	124	3,705
Prudential PLC	732	16,518
PZ Cussons PLC	67	281
QinetiQ Group PLC	355	1,417
Reckitt Benckiser Group PLC	220	20,367
Redde PLC	832	2,526
RELX N.V.	389	6,567
RELX PLC	455	8,027
Renishaw PLC	40	1,108
Restaurant Group PLC (The)	115	1,162
Rexam PLC	275	2,450
Rightmove PLC	27	1,642
Rio Tinto PLC	723	21,094
Rolls-Royce Holdings PLC*	537	4,551
Rotork PLC	116	312
Royal Dutch Shell PLC Class A	2,539	57,106
Royal Dutch Shell PLC Class B	1,768	40,208
Royal Mail PLC	437	2,860
SABMiller PLC	588	35,268
Saga PLC	796	2,364
Sage Group PLC (The)	359	3,193
Savills PLC	211	2,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Investments	Shares	Value
Schroders PLC	71	$3,114
Segro PLC	359	2,272
Severn Trent PLC	207	6,642
Sky PLC	661	10,834
Smith & Nephew PLC	195	3,472
Smiths Group PLC	208	2,880
Spectris PLC	44	1,169
Spirax-Sarco Engineering PLC	35	1,694
SSE PLC	612	13,783
St. James’s Place PLC	152	2,258
Stagecoach Group PLC	39	170
Standard Life PLC	819	4,704
TalkTalk Telecom Group PLC(a)	321	1,029
Tate & Lyle PLC	253	2,234
Taylor Wimpey PLC	1,503	4,499
Ted Baker PLC	27	1,189
Telecity Group PLC	79	1,461
Telecom Plus PLC(a)	79	1,247
Tullett Prebon PLC	219	1,201
Unilever N.V. CVA	535	23,308
Unilever PLC	476	20,532
United Utilities Group PLC	361	4,978
Victrex PLC	56	1,489
Vodafone Group PLC	16,101	52,446
Weir Group PLC (The)	155	2,285
WH Smith PLC	136	3,546
Whitbread PLC	39	2,530
William Hill PLC	251	1,465
WM Morrison Supermarkets PLC	2,321	5,070
WS Atkins PLC	95	2,277

Total United Kingdom		1,120,490

TOTAL COMMON STOCKS (Cost: $4,949,515)		4,851,821

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/16* (Cost $461)	911	454

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $41,236)(d)	41,236	41,236

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $4,991,212)		4,893,511
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.2)%		(55,756)

NET ASSETS - 100.0%		$4,837,755

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $48,699 and the total market value of the collateral held by the Fund was $51,570. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,334.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	CHF	88,977	USD	86,795	$(2,093)
1/5/2016	CHF	88,974	USD	86,795	(2,090)
1/5/2016	CHF	88,977	USD	86,795	(2,093)
1/5/2016	CHF	88,991	USD	86,795	(2,107)
1/5/2016	CHF	67,794	USD	66,133	(1,593)
1/5/2016	DKK	79,707	USD	11,300	(303)
1/5/2016	DKK	79,697	USD	11,300	(301)
1/5/2016	DKK	79,694	USD	11,300	(301)
1/5/2016	DKK	79,707	USD	11,300	(303)
1/5/2016	DKK	60,725	USD	8,611	(228)
1/5/2016	EUR	313,977	USD	331,961	(9,112)
1/5/2016	EUR	313,981	USD	331,961	(9,116)
1/5/2016	EUR	313,976	USD	331,961	(9,112)
1/5/2016	EUR	313,986	USD	331,961	(9,122)
1/5/2016	EUR	239,201	USD	252,926	(6,918)
1/5/2016	GBP	3,444	CHF	5,086	4
1/5/2016	GBP	19,206	EUR	26,054	(5)
1/5/2016	GBP	161,981	USD	243,855	5,110
1/5/2016	GBP	161,975	USD	243,855	5,120
1/5/2016	GBP	161,962	USD	243,855	5,139
1/5/2016	GBP	161,982	USD	243,855	5,110
1/5/2016	GBP	123,401	USD	185,797	3,917
1/5/2016	HKD	30,000	SEK	32,666	4
1/5/2016	HKD	441,881	USD	57,013	(3)
1/5/2016	HKD	441,905	USD	57,013	(6)
1/5/2016	HKD	441,884	USD	57,013	(3)
1/5/2016	HKD	441,883	USD	57,013	(3)
1/5/2016	HKD	336,665	USD	43,439	(1)
1/5/2016	ILS	27,469	USD	7,102	43
1/5/2016	ILS	27,467	USD	7,102	43
1/5/2016	ILS	27,465	USD	7,102	44
1/5/2016	ILS	20,928	USD	5,412	34
1/5/2016	ILS	27,464	USD	7,102	44
1/5/2016	NOK	126,756	USD	14,594	273
1/5/2016	NOK	126,765	USD	14,594	272
1/5/2016	NOK	126,757	USD	14,594	273
1/5/2016	NOK	126,757	USD	14,594	273
1/5/2016	NOK	96,603	USD	11,123	209
1/5/2016	SEK	319,372	USD	36,668	(1,215)
1/5/2016	SEK	319,331	USD	36,668	(1,210)
1/5/2016	SEK	319,332	USD	36,668	(1,210)
1/5/2016	SEK	319,376	USD	36,668	(1,215)
1/5/2016	SEK	243,299	USD	27,939	(920)
1/5/2016	USD	2,845	CHF	2,820	(27)
1/5/2016	USD	103,027	CHF	103,127	(3)
1/5/2016	USD	103,027	CHF	103,133	3
1/5/2016	USD	101,387	CHF	101,493	5
1/5/2016	USD	103,027	CHF	103,135	5
1/5/2016	USD	370	DKK	2,527	(2)
1/5/2016	USD	13,413	DKK	92,149	1
1/5/2016	USD	13,413	DKK	92,149	1
1/5/2016	USD	13,202	DKK	90,702	1
1/5/2016	USD	13,413	DKK	92,149	1
1/5/2016	USD	10,882	EUR	9,961	(61)
1/5/2016	USD	394,041	EUR	362,727	(11)
1/5/2016	USD	394,041	EUR	362,726	(12)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	USD	387,765	EUR	356,942	$(19)
1/5/2016	USD	394,041	EUR	362,719	(20)
1/5/2016	USD	7,994	GBP	5,369	(81)
1/5/2016	USD	289,458	GBP	196,384	(8)
1/5/2016	USD	289,458	GBP	196,395	9
1/5/2016	USD	284,849	GBP	193,252	(14)
1/5/2016	USD	289,458	GBP	196,379	(14)
1/5/2016	USD	1,869	HKD	14,487	—
1/5/2016	USD	67,675	HKD	524,507	2
1/5/2016	USD	67,675	HKD	524,465	(3)
1/5/2016	USD	66,597	HKD	516,111	(3)
1/5/2016	USD	67,675	HKD	524,465	(3)
1/5/2016	USD	233	ILS	908	—
1/5/2016	USD	8,430	ILS	32,799	(1)
1/5/2016	USD	8,430	ILS	32,804	1
1/5/2016	USD	8,297	ILS	32,281	(1)
1/5/2016	USD	8,430	ILS	32,798	(1)
1/5/2016	USD	478	NOK	4,187	(5)
1/5/2016	USD	17,324	NOK	153,336	(1)
1/5/2016	USD	17,324	NOK	153,348	1
1/5/2016	USD	17,049	NOK	150,895	(1)
1/5/2016	USD	17,324	NOK	153,333	(1)
1/5/2016	USD	1,202	SEK	10,216	10
1/5/2016	USD	43,525	SEK	366,931	(1)
1/5/2016	USD	43,525	SEK	366,960	2
1/5/2016	USD	42,834	SEK	361,089	(3)
1/5/2016	USD	43,525	SEK	366,924	(2)
1/6/2016	AUD	2,800	JPY	245,072	—
1/6/2016	AUD	111,569	USD	80,689	(479)
1/6/2016	AUD	111,562	USD	80,689	(474)
1/6/2016	AUD	111,548	USD	80,689	(464)
1/6/2016	AUD	111,570	USD	80,689	(480)
1/6/2016	AUD	84,998	USD	61,480	(357)
1/6/2016	GBP	2,700	JPY	478,455	(2)
1/6/2016	HKD	15,500	JPY	240,355	(2)
1/6/2016	JPY	19,127,739	USD	155,358	(3,653)
1/6/2016	JPY	19,129,463	USD	155,358	(3,667)
1/6/2016	JPY	19,128,376	USD	155,358	(3,658)
1/6/2016	JPY	19,128,624	USD	155,358	(3,661)
1/6/2016	JPY	14,572,443	USD	118,369	(2,773)
1/6/2016	SGD	3,022	JPY	255,990	(2)
1/6/2016	SGD	28,632	USD	20,297	115
1/6/2016	SGD	28,633	USD	20,297	114
1/6/2016	SGD	28,631	USD	20,297	116
1/6/2016	SGD	28,633	USD	20,297	115
1/6/2016	SGD	21,818	USD	15,465	86
1/6/2016	USD	2,645	AUD	3,683	34
1/6/2016	USD	95,779	AUD	131,653	1
1/6/2016	USD	95,779	AUD	131,655	2
1/6/2016	USD	94,254	AUD	129,562	5
1/6/2016	USD	95,779	AUD	131,658	4
1/6/2016	USD	5,093	JPY	616,366	31
1/6/2016	USD	184,411	JPY	22,182,061	(9)
1/6/2016	USD	184,411	JPY	22,183,057	(1)
1/6/2016	USD	181,475	JPY	21,828,774	(10)
1/6/2016	USD	184,411	JPY	22,181,692	(12)
1/6/2016	USD	665	SGD	936	(5)
1/6/2016	USD	24,092	SGD	34,181	1
1/6/2016	USD	24,092	SGD	34,181	1
1/6/2016	USD	23,712	SGD	33,639	(1)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	USD	24,092	SGD	34,175	$(3)
1/7/2016	NZD	9,110	USD	5,988	(248)
1/7/2016	NZD	9,110	USD	5,988	(248)
1/7/2016	NZD	9,126	USD	5,988	(259)
1/7/2016	NZD	9,110	USD	5,988	(248)
1/7/2016	NZD	6,948	USD	4,567	(189)
1/7/2016	USD	196	NZD	290	2
1/7/2016	USD	7,109	NZD	10,385	—
1/7/2016	USD	7,109	NZD	10,385	—
1/7/2016	USD	6,996	NZD	10,220	—
1/7/2016	USD	7,109	NZD	10,385	—
2/2/2016	CHF	104,079	USD	104,098	(4)
2/2/2016	CHF	104,097	USD	104,098	(22)
2/2/2016	CHF	102,435	USD	102,441	(16)
2/2/2016	CHF	104,090	USD	104,098	(14)
2/2/2016	DKK	93,944	USD	13,684	(1)
2/2/2016	DKK	93,943	USD	13,684	(1)
2/2/2016	DKK	92,463	USD	13,468	(2)
2/2/2016	DKK	93,946	USD	13,684	(2)
2/2/2016	EUR	350,558	USD	381,060	(14)
2/2/2016	EUR	350,543	USD	381,060	2
2/2/2016	EUR	344,956	USD	374,991	7
2/2/2016	EUR	350,539	USD	381,060	7
2/2/2016	GBP	186,264	USD	274,554	(2)
2/2/2016	GBP	186,274	USD	274,554	(17)
2/2/2016	GBP	183,292	USD	270,182	6
2/2/2016	GBP	186,258	USD	274,554	6
2/2/2016	HKD	514,203	USD	66,368	2
2/2/2016	HKD	514,271	USD	66,368	(6)
2/2/2016	HKD	506,047	USD	65,314	1
2/2/2016	HKD	514,207	USD	66,368	2
2/2/2016	ILS	32,253	USD	8,292	(1)
2/2/2016	ILS	32,259	USD	8,292	(2)
2/2/2016	ILS	31,748	USD	8,162	(1)
2/2/2016	ILS	32,261	USD	8,292	(3)
2/2/2016	NOK	143,738	USD	16,235	1
2/2/2016	NOK	143,753	USD	16,235	(1)
2/2/2016	NOK	141,475	USD	15,980	1
2/2/2016	NOK	143,743	USD	16,235	—
2/2/2016	SEK	361,164	USD	42,875	—
2/2/2016	SEK	361,210	USD	42,875	(5)
2/2/2016	SEK	355,410	USD	42,194	2
2/2/2016	SEK	361,173	USD	42,875	(1)
2/3/2016	AUD	134,719	USD	97,871	(6)
2/3/2016	AUD	134,722	USD	97,871	(7)
2/3/2016	AUD	132,580	USD	96,313	(9)
2/3/2016	AUD	134,722	USD	97,871	(8)
2/3/2016	JPY	21,723,092	USD	180,696	—
2/3/2016	JPY	21,724,068	USD	180,696	(8)
2/3/2016	JPY	21,376,893	USD	177,817	—
2/3/2016	JPY	21,723,724	USD	180,696	(6)
2/3/2016	NZD	10,880	USD	7,435	—
2/3/2016	NZD	10,880	USD	7,435	(1)
2/3/2016	NZD	10,712	USD	7,320	(1)
2/3/2016	NZD	10,880	USD	7,435	(1)
2/3/2016	SGD	33,722	USD	23,744	(3)
2/3/2016	SGD	33,686	USD	23,744	22
2/3/2016	SGD	33,184	USD	23,366	(2)
2/3/2016	SGD	33,724	USD	23,744	(4)

					$(55,317)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Equity Fund (HDWM)

December 31, 2015

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli new shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.2%

Australia - 6.8%
Brambles Ltd.	399,392	$3,361,983
carsales.com Ltd.(a)	102,259	868,975
CSL Ltd.	72,684	5,568,924
Domino’s Pizza Enterprises Ltd.	12,640	531,082
Incitec Pivot Ltd.	557,484	1,606,166
JB Hi-Fi Ltd.(a)	42,651	605,720
M2 Group Ltd.(a)	64,259	534,839
Platinum Asset Management Ltd.	312,875	1,839,268
Ramsay Health Care Ltd.	34,230	1,691,980
REA Group Ltd.	24,291	973,601
Seek Ltd.	84,387	944,267
Telstra Corp., Ltd.	5,926,777	24,190,469
TPG Telecom Ltd.	87,660	630,755

Total Australia		43,348,029

Belgium - 0.1%
Melexis N.V.	9,976	543,797

China - 2.3%
China Everbright International Ltd.	369,000	474,215
China Overseas Land & Investment Ltd.	1,782,000	6,254,124
China South City Holdings Ltd.(a)	3,961,500	894,515
CITIC Telecom International Holdings Ltd.	883,000	337,243
CSPC Pharmaceutical Group Ltd.	874,000	893,154
Fosun International Ltd.	634,679	990,899
Guangdong Investment Ltd.	1,742,000	2,467,973
Guotai Junan International Holdings Ltd.(a)	999,000	350,610
Lenovo Group Ltd.	2,128,500	2,161,416

Total China		14,824,149

Denmark - 4.6%
Chr Hansen Holding A/S	19,468	1,223,374
Coloplast A/S Class B	53,781	4,360,537
Novo Nordisk A/S Class B	338,372	19,697,074
Novozymes A/S Class B	32,575	1,567,629
Pandora A/S	15,288	1,940,542

Total Denmark		28,789,156

Finland - 1.8%
Caverion Corp.	53,564	525,425
Kone Oyj Class B	162,195	6,901,458
Konecranes Oyj	31,679	788,055
Uponor Oyj	33,168	490,013
Wartsila Oyj Abp	58,562	2,681,410

Total Finland		11,386,361

France - 6.4%
Bureau Veritas S.A.	105,101	2,099,609
Cie Generale des Etablissements Michelin	39,974	3,816,948
Dassault Systemes	18,800	1,506,563
Essilor International S.A.	20,481	2,559,691
Gaztransport Et Technigaz S.A.	18,050	764,015
Hermes International	7,589	2,570,045
Ingenico Group SA	6,889	871,830
L’Oreal S.A.	81,580	13,762,741
SEB S.A.	8,459	869,281
Societe BIC S.A.	9,114	1,501,417
Societe Television Francaise 1	35,499	395,266
Sodexo S.A.	26,161	2,561,661
Tarkett S.A.	10,370	324,261
Teleperformance	10,601	892,480
Thales S.A.	46,245	3,471,304
Valeo S.A.	10,560	1,635,238
Zodiac Aerospace	35,636	850,683

Total France		40,453,033

Germany - 7.3%
Axel Springer SE	34,741	1,937,528
Brenntag AG	27,639	1,449,571
Continental AG	26,293	6,413,617
Duerr AG	8,908	712,210
Evonik Industries AG	133,075	4,425,685
Fielmann AG	24,461	1,812,209
Hugo Boss AG	21,870	1,819,815
Infineon Technologies AG	194,602	2,854,905
MTU Aero Engines AG	12,035	1,177,933
ProSiebenSat.1 Media SE	73,126	3,714,861
RHOEN-KLINIKUM AG	25,277	760,049
SAP SE	201,601	16,070,159
Symrise AG	16,642	1,108,736
United Internet AG Registered Shares	35,328	1,953,763

Total Germany		46,211,041

Hong Kong - 2.8%
Chong Hing Bank Ltd.	63,000	131,363
Hong Kong Exchanges and Clearing Ltd.	154,500	3,957,117
Power Assets Holdings Ltd.	762,000	7,010,264
Techtronic Industries Co., Ltd.	192,500	784,888
Wharf Holdings Ltd. (The)	1,022,000	5,670,342

Total Hong Kong		17,553,974

Indonesia - 0.0%
Bumitama Agri Ltd.	41,600	20,673

Ireland - 0.3%
Greencore Group PLC	108,810	568,209
Paddy Power PLC	10,634	1,422,016

Total Ireland		1,990,225

Israel - 1.4%
Bezeq Israeli Telecommunication Corp., Ltd.	3,143,026	6,922,484
Israel Chemicals Ltd.	520,379	2,114,389

Total Israel		9,036,873

Italy - 1.7%
De’ Longhi SpA	32,889	988,575
Industria Macchine Automatiche SpA	13,532	705,444
Luxottica Group SpA	97,514	6,398,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Investments	Shares	Value
Recordati SpA	65,122	$1,704,176
Salvatore Ferragamo SpA(a)	26,222	619,548

Total Italy		10,415,882

Japan - 13.5%
ABC-Mart, Inc.	11,900	657,841
Astellas Pharma, Inc.	384,700	5,537,288
Bandai Namco Holdings, Inc.	50,900	1,084,896
Casio Computer Co., Ltd.	37,300	882,772
Chugai Pharmaceutical Co., Ltd.	79,600	2,805,636
CyberAgent, Inc.	5,800	242,520
Daikin Industries Ltd.	34,500	2,552,762
Daito Trust Construction Co., Ltd.	27,600	3,214,398
Fast Retailing Co., Ltd.	4,500	1,595,079
Fuji Heavy Industries Ltd.	99,100	4,141,284
Hino Motors Ltd.	145,000	1,698,367
Hoya Corp.	72,800	3,014,396
Isuzu Motors Ltd.	159,200	1,738,965
ITOCHU Corp.	438,400	5,255,188
Japan Tobacco, Inc.	440,500	16,372,048
KDDI Corp.	527,700	13,835,702
Keyence Corp.	1,800	1,003,732
Koito Manufacturing Co., Ltd.	11,500	478,948
Kuraray Co., Ltd.	86,400	1,057,241
Minebea Co., Ltd.	5,000	43,601
Murata Manufacturing Co., Ltd.	18,240	2,664,091
Nexon Co., Ltd.	38,500	633,372
Nippon Paint Holdings Co., Ltd.	15,400	378,679
Nitori Holdings Co., Ltd.	5,600	476,229
Nitto Denko Corp.	19,600	1,452,057
NOK Corp.	11,400	270,844
Omron Corp.	38,000	1,284,093
Sanrio Co., Ltd.	15,100	357,746
SCSK Corp.	27,400	1,112,673
Shionogi & Co., Ltd.	43,800	2,003,669
Sundrug Co., Ltd.	7,600	494,052
Sysmex Corp.	10,900	709,481
Trend Micro, Inc.	45,400	1,860,609
Unicharm Corp.	33,100	681,564
Yahoo Japan Corp.	987,100	4,053,597

Total Japan		85,645,420

Netherlands - 2.6%
Aalberts Industries N.V.	22,269	769,026
ASML Holding N.V.	32,175	2,885,263
Euronext N.V.(b)	19,716	1,012,726
Heineken N.V.	85,104	7,282,166
Koninklijke Ahold N.V.	217,754	4,606,737

Total Netherlands		16,555,918

New Zealand - 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	174,612	1,063,901
Mainfreight Ltd.	32,895	345,906
Ryman Healthcare Ltd.	78,126	454,623
Spark New Zealand Ltd.	1,688,299	3,814,171

Total New Zealand		5,678,601

Norway - 1.8%
Kongsberg Gruppen ASA	42,944	703,495
Telenor ASA	318,288	5,332,758
Veidekke ASA	69,884	856,639
Wilh. Wilhelmsen ASA	75,068	299,378
Yara International ASA	97,917	4,235,786

Total Norway		11,428,056

Portugal - 0.2%
Jeronimo Martins, SGPS, S.A.	113,137	1,474,194

Singapore - 0.7%
First Resources Ltd.(a)	414,000	560,307
M1 Ltd.	658,900	1,263,320
Raffles Medical Group Ltd.	136,200	399,388
Singapore Exchange Ltd.	444,300	2,411,525

Total Singapore		4,634,540

Spain - 4.3%
Abertis Infraestructuras S.A.	386,856	6,055,683
Amadeus IT Holding S.A. Class A	80,770	3,569,720
Atresmedia Corp. de Medios de Comunicaion S.A.(a)	35,721	381,829
Distribuidora Internacional de Alimentacion S.A.*	154,862	915,825
Industria de Diseno Textil S.A.	446,839	15,382,364
Prosegur Cia de Seguridad S.A.	169,379	781,985

Total Spain		27,087,406

Sweden - 6.6%
Alfa Laval AB	117,581	2,161,774
Assa Abloy AB Class B	154,925	3,271,019
Atlas Copco AB Class A	204,172	5,047,025
Axfood AB	74,817	1,302,770
Boliden AB	36,811	623,952
Getinge AB Class B	28,525	752,830
Hennes & Mauritz AB Class B	407,989	14,619,775
Hexagon AB Class B	35,949	1,342,342
Loomis AB Class B	24,818	778,635
Modern Times Group MTG AB Class B	28,238	725,829
NCC AB Class B	45,511	1,419,756
Sandvik AB	418,712	3,677,748
SKF AB Class B	87,148	1,418,251
Tele2 AB Class B	201,404	2,024,647
Trelleborg AB Class B	83,411	1,630,505
Wihlborgs Fastigheter AB	33,060	670,564

Total Sweden		41,467,422

Switzerland - 10.2%
ABB Ltd. Registered Shares*	586,356	10,520,433
Actelion Ltd. Registered Shares*	12,594	1,756,366
Adecco S.A. Registered Shares*	51,728	3,560,499
Cie Financiere Richemont S.A. Registered Shares	87,609	6,310,299
Geberit AG Registered Shares	9,341	3,174,634
Georg Fischer AG Registered Shares	1,452	984,923
Partners Group Holding AG	8,233	2,971,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Investments	Shares	Value
Roche Holding AG Genusschein	120,798	$33,355,212
Sonova Holding AG Registered Shares	10,508	1,336,332
Straumann Holding AG Registered Shares	2,993	911,953

Total Switzerland		64,881,851

United Kingdom - 23.9%
Aggreko PLC	54,479	733,911
ARM Holdings PLC	90,625	1,387,815
Ashmore Group PLC(a)	393,069	1,485,439
Ashtead Group PLC	56,904	938,514
AVEVA Group PLC	11,617	277,039
Babcock International Group PLC	110,007	1,647,336
BBA Aviation PLC	315,307	878,806
Bellway PLC	30,076	1,257,171
Berkeley Group Holdings PLC	70,049	3,807,684
Bodycote PLC	94,433	791,266
Booker Group PLC	410,593	1,098,389
Bovis Homes Group PLC	44,450	664,976
British American Tobacco PLC	555,449	30,872,286
Britvic PLC	93,388	1,001,364
Burberry Group PLC	78,960	1,390,731
Compass Group PLC	365,455	6,329,069
Crest Nicholson Holdings PLC	72,683	596,700
Croda International PLC	35,492	1,591,321
Daily Mail & General Trust PLC Class A Non-Voting Shares	80,287	828,345
Derwent London PLC	14,294	773,614
Drax Group PLC(a)	124,884	449,859
Dunelm Group PLC	57,420	798,074
easyJet PLC	116,164	2,979,126
Essentra PLC	59,207	722,556
Fresnillo PLC	26,287	274,310
Galliford Try PLC	40,719	915,240
Go-Ahead Group PLC	19,663	773,511
Hargreaves Lansdown PLC	133,181	2,956,210
Hays PLC	358,977	771,951
Howden Joinery Group PLC	118,070	916,233
IMI PLC	101,983	1,294,945
Inmarsat PLC	150,837	2,527,763
Interserve PLC	67,448	517,438
ITV PLC	614,448	2,504,987
Melrose Industries PLC	367,741	1,576,717
Moneysupermarket.com Group PLC	202,891	1,097,481
N Brown Group PLC	127,073	579,297
Next PLC	36,471	3,918,711
Pace PLC	53,664	328,562
Reckitt Benckiser Group PLC	168,096	15,561,600
RELX N.V.	263,480	4,447,833
Renishaw PLC	16,116	446,564
Rightmove PLC	10,897	662,520
Smith & Nephew PLC	167,402	2,980,545
Taylor Wimpey PLC	1,388,635	4,156,867
Unilever N.V. CVA	476,777	20,771,297
Unilever PLC	374,123	16,137,305
Whitbread PLC	29,510	1,914,206

Total United Kingdom		151,333,484

TOTAL COMMON STOCKS (Cost: $644,996,546)		634,760,085

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $4,777,502)(d)	4,777,502	4,777,502

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $649,774,048)		639,537,587
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.9)%		(5,984,119)

NET ASSETS - 100.0%		$633,553,468

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $4,845,912 and the total market value of the collateral held by the Fund was $5,140,552. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $363,050.

CVA - Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	CHF	12,901,779	USD	12,585,444	$(303,446)
1/5/2016	CHF	9,831,932	USD	9,588,911	(233,199)
1/5/2016	CHF	12,898,318	USD	12,585,444	(299,989)
1/5/2016	CHF	12,903,843	USD	12,585,444	(305,508)
1/5/2016	CHF	12,903,440	USD	12,585,444	(305,106)
1/5/2016	CHF	1,655,631	USD	1,653,260	(717)
1/5/2016	CHF	1,639,254	USD	1,653,260	15,644
1/5/2016	CHF	1,225,128	USD	1,239,945	16,041
1/5/2016	DKK	37,663,575	USD	5,339,526	(142,959)
1/5/2016	DKK	28,692,366	USD	4,068,213	(108,381)
1/5/2016	DKK	37,665,598	USD	5,339,526	(143,253)
1/5/2016	DKK	37,663,698	USD	5,339,526	(142,977)
1/5/2016	DKK	37,660,942	USD	5,339,526	(142,576)
1/5/2016	DKK	4,816,288	USD	701,416	335
1/5/2016	DKK	4,791,156	USD	701,416	3,993
1/5/2016	DKK	3,577,269	USD	526,062	5,338
1/5/2016	EUR	33,869,089	USD	35,808,602	(983,390)
1/5/2016	EUR	25,805,830	USD	27,282,749	(750,124)
1/5/2016	EUR	33,875,657	USD	35,808,602	(990,525)
1/5/2016	EUR	33,869,633	USD	35,808,602	(983,981)
1/5/2016	EUR	33,868,544	USD	35,808,602	(982,798)
1/5/2016	EUR	4,331,520	USD	4,703,922	(1,408)
1/5/2016	EUR	4,305,701	USD	4,703,922	26,639
1/5/2016	EUR	3,214,173	USD	3,527,941	36,384
1/5/2016	GBP	1,693,189	EUR	2,297,594	285
1/5/2016	GBP	832,208	JPY	147,500,610	(435)
1/5/2016	GBP	16,697,535	USD	25,137,304	526,804
1/5/2016	GBP	12,721,129	USD	19,152,232	402,558
1/5/2016	GBP	16,696,459	USD	25,137,304	528,390
1/5/2016	GBP	16,697,590	USD	25,137,304	526,723
1/5/2016	GBP	16,697,280	USD	25,137,304	527,180
1/5/2016	GBP	2,195,551	USD	3,302,109	66,086
1/5/2016	GBP	2,217,958	USD	3,302,109	33,060
1/5/2016	GBP	1,661,734	USD	2,476,582	27,352
1/5/2016	HKD	48,956,575	USD	6,316,552	(303)
1/5/2016	HKD	37,302,821	USD	4,812,614	(560)
1/5/2016	HKD	49,050,711	USD	6,316,552	(12,449)
1/5/2016	HKD	48,956,834	USD	6,316,552	(337)
1/5/2016	HKD	48,956,645	USD	6,316,552	(312)
1/5/2016	HKD	6,430,497	USD	829,761	36
1/5/2016	HKD	6,432,259	USD	829,761	(192)
1/5/2016	HKD	4,823,534	USD	622,320	(59)
1/5/2016	ILS	6,834,591	USD	1,767,184	10,694
1/5/2016	ILS	5,208,305	USD	1,346,430	7,895
1/5/2016	ILS	6,836,793	USD	1,767,184	10,128
1/5/2016	ILS	6,833,902	USD	1,767,184	10,871
1/5/2016	ILS	6,832,674	USD	1,767,184	11,187
1/5/2016	ILS	893,884	USD	232,143	2,415
1/5/2016	ILS	903,831	USD	232,143	(142)
1/5/2016	ILS	675,246	USD	174,107	569
1/5/2016	NOK	20,049,005	USD	2,308,329	43,250
1/5/2016	NOK	15,276,167	USD	1,758,728	32,871
1/5/2016	NOK	20,050,014	USD	2,308,329	43,136
1/5/2016	NOK	20,049,144	USD	2,308,329	43,235
1/5/2016	NOK	20,049,204	USD	2,308,329	43,228
1/5/2016	NOK	2,585,332	USD	303,229	11,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	NOK	2,656,683	USD	303,229	$3,085
1/5/2016	NOK	1,975,110	USD	227,422	4,280
1/5/2016	SEK	72,907,266	USD	8,370,678	(277,255)
1/5/2016	SEK	55,543,911	USD	6,377,664	(210,706)
1/5/2016	SEK	72,933,717	USD	8,370,678	(280,393)
1/5/2016	SEK	72,908,070	USD	8,370,678	(277,351)
1/5/2016	SEK	72,905,508	USD	8,370,678	(277,047)
1/5/2016	SEK	9,361,116	USD	1,099,597	(10,777)
1/5/2016	SEK	9,347,976	USD	1,099,597	(9,218)
1/5/2016	SEK	6,898,951	USD	824,697	6,374
1/5/2016	USD	773,626	CHF	766,917	(7,475)
1/5/2016	USD	15,989,585	CHF	16,005,095	(479)
1/5/2016	USD	15,989,585	CHF	16,006,054	479
1/5/2016	USD	15,989,585	CHF	16,006,374	799
1/5/2016	USD	15,734,771	CHF	15,751,293	786
1/5/2016	USD	328,220	DKK	2,241,413	(1,950)
1/5/2016	USD	6,783,774	DKK	46,605,477	336
1/5/2016	USD	6,783,774	DKK	46,605,497	339
1/5/2016	USD	6,783,774	DKK	46,605,477	336
1/5/2016	USD	6,675,669	DKK	45,863,949	500
1/5/2016	USD	2,201,152	EUR	2,014,842	(12,430)
1/5/2016	USD	45,494,199	EUR	41,878,802	(1,256)
1/5/2016	USD	45,494,199	EUR	41,878,725	(1,339)
1/5/2016	USD	45,494,199	EUR	41,877,877	(2,261)
1/5/2016	USD	44,769,193	EUR	41,210,501	(2,225)
1/5/2016	USD	1,545,188	GBP	1,037,758	(15,637)
1/5/2016	USD	31,936,502	GBP	21,668,672	957
1/5/2016	USD	31,936,502	GBP	21,667,437	(863)
1/5/2016	USD	31,936,502	GBP	21,666,937	(1,600)
1/5/2016	USD	31,427,554	GBP	21,321,647	(1,574)
1/5/2016	USD	388,278	HKD	3,009,658	58
1/5/2016	USD	8,025,068	HKD	62,192,351	(404)
1/5/2016	USD	8,025,068	HKD	62,197,343	240
1/5/2016	USD	8,025,068	HKD	62,192,351	(404)
1/5/2016	USD	7,897,182	HKD	61,201,281	(395)
1/5/2016	USD	108,629	ILS	423,365	176
1/5/2016	USD	2,245,177	ILS	8,735,512	(150)
1/5/2016	USD	2,245,177	ILS	8,736,707	157
1/5/2016	USD	2,245,177	ILS	8,735,241	(220)
1/5/2016	USD	2,209,399	ILS	8,596,016	(223)
1/5/2016	USD	141,893	NOK	1,243,015	(1,461)
1/5/2016	USD	2,932,691	NOK	25,957,483	(89)
1/5/2016	USD	2,932,691	NOK	25,959,571	146
1/5/2016	USD	2,932,691	NOK	25,956,984	(146)
1/5/2016	USD	2,885,958	NOK	25,542,708	(217)
1/5/2016	USD	514,545	SEK	4,373,366	4,204
1/5/2016	USD	10,634,800	SEK	89,662,222	531
1/5/2016	USD	10,634,800	SEK	89,655,086	(315)
1/5/2016	USD	10,634,800	SEK	89,653,278	(530)
1/5/2016	USD	10,465,322	SEK	88,222,330	(785)
1/6/2016	AUD	11,075,598	USD	8,010,094	(47,577)
1/6/2016	AUD	8,437,774	USD	6,102,932	(35,681)
1/6/2016	AUD	11,075,292	USD	8,010,094	(47,355)
1/6/2016	AUD	11,075,690	USD	8,010,094	(47,644)
1/6/2016	AUD	11,075,292	USD	8,010,094	(47,355)
1/6/2016	AUD	1,445,235	USD	1,052,229	798
1/6/2016	AUD	1,465,235	USD	1,052,229	(13,752)
1/6/2016	AUD	1,086,981	USD	789,172	(1,624)
1/6/2016	JPY	2,058,028,263	USD	16,714,068	(394,567)
1/6/2016	JPY	1,567,992,491	USD	12,734,530	(300,379)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	2,057,938,007	USD	16,714,068	$(393,817)
1/6/2016	JPY	2,057,877,837	USD	16,714,068	(393,317)
1/6/2016	JPY	2,058,487,900	USD	16,714,068	(398,388)
1/6/2016	JPY	270,184,714	USD	2,195,608	(50,470)
1/6/2016	JPY	265,719,945	USD	2,195,608	(13,354)
1/6/2016	JPY	198,025,453	USD	1,646,706	497
1/6/2016	SGD	1,028,687	USD	729,168	4,079
1/6/2016	SGD	1,350,034	USD	957,030	5,433
1/6/2016	SGD	1,350,063	USD	957,030	5,413
1/6/2016	SGD	1,349,847	USD	957,030	5,565
1/6/2016	SGD	1,350,049	USD	957,030	5,423
1/6/2016	SGD	176,519	USD	125,718	1,295
1/6/2016	SGD	177,077	USD	125,718	902
1/6/2016	SGD	132,838	USD	94,289	656
1/6/2016	USD	492,380	AUD	685,584	6,393
1/6/2016	USD	10,176,684	AUD	13,988,377	80
1/6/2016	USD	10,176,684	AUD	13,988,550	206
1/6/2016	USD	10,176,684	AUD	13,988,877	443
1/6/2016	USD	10,014,506	AUD	13,766,004	478
1/6/2016	USD	1,027,413	JPY	124,339,884	6,239
1/6/2016	USD	21,234,929	JPY	2,554,264,669	(1,021)
1/6/2016	USD	21,234,929	JPY	2,554,379,338	(68)
1/6/2016	USD	21,234,929	JPY	2,554,222,199	(1,374)
1/6/2016	USD	20,896,524	JPY	2,513,544,658	(1,127)
1/6/2016	USD	58,829	SGD	82,841	(437)
1/6/2016	USD	1,215,890	SGD	1,725,056	48
1/6/2016	USD	1,215,890	SGD	1,725,074	61
1/6/2016	USD	1,215,890	SGD	1,724,769	(155)
1/6/2016	USD	1,196,514	SGD	1,697,421	(55)
1/7/2016	NZD	1,539,631	USD	1,011,975	(41,988)
1/7/2016	NZD	1,172,992	USD	771,031	(31,947)
1/7/2016	NZD	1,539,519	USD	1,011,975	(41,911)
1/7/2016	NZD	1,539,924	USD	1,011,975	(42,189)
1/7/2016	NZD	1,539,505	USD	1,011,975	(41,902)
1/7/2016	NZD	201,412	USD	132,936	(4,942)
1/7/2016	NZD	196,559	USD	132,936	(1,619)
1/7/2016	NZD	145,625	USD	99,702	13
1/7/2016	USD	62,206	NZD	91,967	751
1/7/2016	USD	1,285,697	NZD	1,878,183	24
1/7/2016	USD	1,285,697	NZD	1,878,164	11
1/7/2016	USD	1,285,697	NZD	1,878,221	50
1/7/2016	USD	1,265,208	NZD	1,848,298	55
2/2/2016	CHF	16,033,512	USD	16,036,399	(602)
2/2/2016	CHF	16,036,239	USD	16,036,399	(3,328)
2/2/2016	CHF	1,365,158	USD	1,365,172	(283)
2/2/2016	CHF	16,035,100	USD	16,036,399	(2,189)
2/2/2016	CHF	15,779,895	USD	15,780,842	(2,486)
2/2/2016	DKK	48,277,754	USD	7,032,202	(784)
2/2/2016	DKK	4,109,804	USD	598,648	(58)
2/2/2016	DKK	48,277,072	USD	7,032,202	(684)
2/2/2016	DKK	48,278,739	USD	7,032,202	(927)
2/2/2016	DKK	47,509,481	USD	6,920,138	(927)
2/2/2016	EUR	41,083,424	USD	44,658,134	(1,601)
2/2/2016	EUR	41,081,686	USD	44,658,134	289
2/2/2016	EUR	3,497,266	USD	3,801,728	25
2/2/2016	EUR	41,081,232	USD	44,658,134	781
2/2/2016	EUR	40,426,553	USD	43,946,453	769
2/2/2016	GBP	21,214,241	USD	31,269,897	(269)
2/2/2016	GBP	21,215,378	USD	31,269,897	(1,945)
2/2/2016	GBP	1,806,056	USD	2,661,993	(166)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/2/2016	GBP	21,213,593	USD	31,269,897	$686
2/2/2016	GBP	20,875,542	USD	30,771,572	654
2/2/2016	HKD	61,012,363	USD	7,874,839	280
2/2/2016	HKD	61,020,411	USD	7,874,839	(759)
2/2/2016	HKD	5,194,644	USD	670,382	(65)
2/2/2016	HKD	61,012,835	USD	7,874,839	219
2/2/2016	HKD	60,041,243	USD	7,749,345	123
2/2/2016	ILS	8,372,236	USD	2,152,434	(144)
2/2/2016	ILS	8,373,661	USD	2,152,434	(510)
2/2/2016	ILS	712,847	USD	183,236	(43)
2/2/2016	ILS	8,374,260	USD	2,152,434	(664)
2/2/2016	ILS	8,239,029	USD	2,118,134	(195)
2/2/2016	NOK	24,788,218	USD	2,799,796	89
2/2/2016	NOK	24,790,805	USD	2,799,796	(203)
2/2/2016	NOK	2,110,427	USD	238,345	(17)
2/2/2016	NOK	24,789,044	USD	2,799,796	(4)
2/2/2016	NOK	24,392,392	USD	2,755,181	181
2/2/2016	SEK	85,667,038	USD	10,169,824	60
2/2/2016	SEK	85,677,930	USD	10,169,824	(1,233)
2/2/2016	SEK	7,293,727	USD	865,753	(105)
2/2/2016	SEK	85,669,072	USD	10,169,824	(181)
2/2/2016	SEK	84,297,719	USD	10,007,757	549
2/3/2016	AUD	14,560,229	USD	10,577,715	(605)
2/3/2016	AUD	14,560,489	USD	10,577,715	(795)
2/3/2016	AUD	1,239,528	USD	900,476	(68)
2/3/2016	AUD	14,560,549	USD	10,577,715	(838)
2/3/2016	AUD	14,328,708	USD	10,409,147	(968)
2/3/2016	JPY	2,519,392,315	USD	20,956,690	(38)
2/3/2016	JPY	2,519,505,481	USD	20,956,690	(979)
2/3/2016	JPY	214,484,417	USD	1,784,034	(83)
2/3/2016	JPY	2,519,465,663	USD	20,956,690	(648)
2/3/2016	JPY	2,479,232,464	USD	20,622,720	49
2/3/2016	NZD	1,976,496	USD	1,350,658	(85)
2/3/2016	NZD	1,976,516	USD	1,350,658	(99)
2/3/2016	NZD	168,260	USD	114,981	(8)
2/3/2016	NZD	1,976,510	USD	1,350,658	(95)
2/3/2016	NZD	1,945,048	USD	1,329,135	(117)
2/3/2016	SGD	1,666,466	USD	1,173,386	(135)
2/3/2016	SGD	141,716	USD	99,890	94
2/3/2016	SGD	1,664,706	USD	1,173,386	1,104
2/3/2016	SGD	1,666,582	USD	1,173,386	(217)
2/3/2016	SGD	1,639,884	USD	1,154,688	(114)

					$(7,566,459)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli new shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.8%

United States - 99.8%
WisdomTree International SmallCap Dividend Fund(a) (Cost: $1,262,611)	19,868	$1,154,331

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,262,611)		1,154,331
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		1,833

NET ASSETS - 100.0%		$1,156,164

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	CHF	9,734	USD	9,493	$(231)
1/5/2016	CHF	9,731	USD	9,493	(229)
1/5/2016	CHF	9,732	USD	9,493	(230)
1/5/2016	CHF	8,238	USD	8,036	(194)
1/5/2016	DKK	47,320	USD	6,709	(179)
1/5/2016	DKK	47,317	USD	6,709	(179)
1/5/2016	DKK	47,323	USD	6,709	(180)
1/5/2016	DKK	40,055	USD	5,679	(152)
1/5/2016	EUR	115,908	USD	122,550	(3,361)
1/5/2016	EUR	115,910	USD	122,550	(3,363)
1/5/2016	EUR	115,912	USD	122,550	(3,365)
1/5/2016	EUR	98,082	USD	103,699	(2,847)
1/5/2016	GBP	68,940	USD	103,792	2,182
1/5/2016	GBP	68,935	USD	103,792	2,189
1/5/2016	GBP	68,943	USD	103,792	2,176
1/5/2016	GBP	58,336	USD	87,826	1,844
1/5/2016	GBP	4,289	USD	6,322	—
1/5/2016	HKD	100,671	USD	12,988	(1)
1/5/2016	HKD	100,673	USD	12,988	(2)
1/5/2016	HKD	100,703	USD	12,988	(6)
1/5/2016	HKD	85,191	USD	10,991	(1)
1/5/2016	ILS	50,163	USD	12,968	76
1/5/2016	ILS	50,158	USD	12,968	77
1/5/2016	ILS	50,154	USD	12,968	78
1/5/2016	ILS	42,441	USD	10,973	66
1/5/2016	ILS	1,823	USD	468	—
1/5/2016	NOK	198,187	USD	22,817	426
1/5/2016	NOK	198,197	USD	22,817	425
1/5/2016	NOK	198,177	USD	22,817	428
1/5/2016	NOK	167,729	USD	19,310	361
1/5/2016	NOK	10,460	USD	1,184	2
1/5/2016	SEK	320,017	USD	36,745	(1,214)
1/5/2016	SEK	320,034	USD	36,745	(1,216)
1/5/2016	SEK	320,052	USD	36,745	(1,218)
1/5/2016	SEK	270,797	USD	31,095	(1,026)
1/5/2016	USD	18,258	CHF	18,134	(142)
1/5/2016	USD	261	CHF	259	(2)
1/5/2016	USD	1,011	CHF	1,013	1
1/5/2016	USD	4,517	CHF	4,521	—
1/5/2016	USD	4,517	CHF	4,522	—
1/5/2016	USD	4,517	CHF	4,522	—
1/5/2016	USD	4,445	CHF	4,450	—
1/5/2016	USD	12,903	DKK	88,707	10
1/5/2016	USD	185	DKK	1,264	(1)
1/5/2016	USD	682	DKK	4,682	—
1/5/2016	USD	3,192	DKK	21,930	—
1/5/2016	USD	3,192	DKK	21,929	—
1/5/2016	USD	3,192	DKK	21,929	—
1/5/2016	USD	3,142	DKK	21,587	—
1/5/2016	USD	235,675	EUR	217,170	237
1/5/2016	USD	3,370	EUR	3,085	(19)
1/5/2016	USD	12,613	EUR	11,609	(2)
1/5/2016	USD	58,308	EUR	53,674	(2)
1/5/2016	USD	58,308	EUR	53,674	(2)
1/5/2016	USD	58,308	EUR	53,673	(3)
1/5/2016	USD	57,380	EUR	52,819	(3)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	USD	199,601	GBP	133,989	$(2,114)
1/5/2016	USD	2,854	GBP	1,917	(29)
1/5/2016	USD	49,383	GBP	33,504	(1)
1/5/2016	USD	49,383	GBP	33,506	2
1/5/2016	USD	49,383	GBP	33,503	(2)
1/5/2016	USD	48,598	GBP	32,971	(2)
1/5/2016	USD	24,978	HKD	193,612	4
1/5/2016	USD	357	HKD	2,767	—
1/5/2016	USD	6,179	HKD	47,890	—
1/5/2016	USD	6,179	HKD	47,886	—
1/5/2016	USD	6,179	HKD	47,886	—
1/5/2016	USD	6,083	HKD	47,142	—
1/5/2016	USD	24,939	ILS	97,372	86
1/5/2016	USD	357	ILS	1,390	—
1/5/2016	USD	6,169	ILS	24,006	—
1/5/2016	USD	6,169	ILS	24,002	—
1/5/2016	USD	6,169	ILS	24,002	(1)
1/5/2016	USD	6,074	ILS	23,632	(1)
1/5/2016	USD	43,881	NOK	384,458	(446)
1/5/2016	USD	628	NOK	5,502	(6)
1/5/2016	USD	10,856	NOK	96,095	1
1/5/2016	USD	10,856	NOK	96,087	—
1/5/2016	USD	10,856	NOK	96,085	(1)
1/5/2016	USD	10,684	NOK	94,561	(1)
1/5/2016	USD	70,665	SEK	604,364	1,022
1/5/2016	USD	1,011	SEK	8,595	9
1/5/2016	USD	3,641	SEK	30,731	4
1/5/2016	USD	17,483	SEK	147,400	1
1/5/2016	USD	17,483	SEK	147,388	(1)
1/5/2016	USD	17,483	SEK	147,385	(1)
1/5/2016	USD	17,205	SEK	145,038	(1)
1/6/2016	AUD	93,320	USD	67,492	(400)
1/6/2016	AUD	93,315	USD	67,492	(396)
1/6/2016	AUD	93,319	USD	67,492	(399)
1/6/2016	AUD	78,962	USD	57,110	(336)
1/6/2016	AUD	486	USD	354	—
1/6/2016	JPY	20,744,328	USD	168,485	(3,965)
1/6/2016	JPY	20,745,153	USD	168,485	(3,972)
1/6/2016	JPY	20,741,682	USD	168,485	(3,943)
1/6/2016	JPY	17,553,005	USD	142,567	(3,353)
1/6/2016	SGD	29,046	USD	20,589	115
1/6/2016	SGD	29,046	USD	20,589	115
1/6/2016	SGD	29,084	USD	20,589	89
1/6/2016	SGD	24,579	USD	17,423	98
1/6/2016	SGD	414	USD	292	—
1/6/2016	USD	129,793	AUD	180,899	1,814
1/6/2016	USD	1,856	AUD	2,584	24
1/6/2016	USD	32,112	AUD	44,140	1
1/6/2016	USD	32,112	AUD	44,140	—
1/6/2016	USD	32,112	AUD	44,141	1
1/6/2016	USD	31,601	AUD	43,439	2
1/6/2016	USD	324,011	JPY	39,339,277	3,021
1/6/2016	USD	4,634	JPY	560,822	28
1/6/2016	USD	12,217	JPY	1,468,172	(12)
1/6/2016	USD	80,163	JPY	9,642,919	—
1/6/2016	USD	80,163	JPY	9,642,486	(4)
1/6/2016	USD	80,163	JPY	9,642,326	(5)
1/6/2016	USD	78,888	JPY	9,489,066	(4)
1/6/2016	USD	39,595	SGD	56,019	(109)
1/6/2016	USD	566	SGD	797	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	USD	9,796	SGD	13,898	$—
1/6/2016	USD	9,796	SGD	13,898	1
1/6/2016	USD	9,796	SGD	13,896	(1)
1/6/2016	USD	9,641	SGD	13,677	—
1/7/2016	NZD	41,291	USD	27,141	(1,125)
1/7/2016	NZD	41,293	USD	27,141	(1,126)
1/7/2016	NZD	41,293	USD	27,141	(1,126)
1/7/2016	NZD	34,940	USD	22,966	(953)
1/7/2016	USD	52,195	NZD	77,514	868
1/7/2016	USD	746	NZD	1,103	9
1/7/2016	USD	3,435	NZD	5,022	3
1/7/2016	USD	12,913	NZD	18,863	—
1/7/2016	USD	12,913	NZD	18,864	—
1/7/2016	USD	12,913	NZD	18,864	1
1/7/2016	USD	12,709	NZD	18,566	1
2/2/2016	CHF	4,821	USD	4,822	—
2/2/2016	CHF	4,822	USD	4,822	(1)
2/2/2016	CHF	4,822	USD	4,822	(1)
2/2/2016	CHF	4,746	USD	4,746	(1)
2/2/2016	DKK	22,044	USD	3,211	—
2/2/2016	DKK	22,044	USD	3,211	—
2/2/2016	DKK	22,045	USD	3,211	—
2/2/2016	DKK	21,708	USD	3,162	—
2/2/2016	EUR	54,199	USD	58,915	(2)
2/2/2016	EUR	54,197	USD	58,915	—
2/2/2016	EUR	54,196	USD	58,915	1
2/2/2016	EUR	53,335	USD	57,979	1
2/2/2016	GBP	33,256	USD	49,020	—
2/2/2016	GBP	33,258	USD	49,020	(3)
2/2/2016	GBP	33,255	USD	49,020	1
2/2/2016	GBP	32,726	USD	48,240	1
2/2/2016	HKD	46,665	USD	6,023	—
2/2/2016	HKD	46,671	USD	6,023	(1)
2/2/2016	HKD	46,665	USD	6,023	—
2/2/2016	HKD	45,945	USD	5,930	—
2/2/2016	ILS	22,482	USD	5,780	—
2/2/2016	ILS	22,486	USD	5,780	(1)
2/2/2016	ILS	22,488	USD	5,780	(2)
2/2/2016	ILS	22,137	USD	5,691	(1)
2/2/2016	NOK	95,353	USD	10,770	—
2/2/2016	NOK	95,363	USD	10,770	(1)
2/2/2016	NOK	95,356	USD	10,770	—
2/2/2016	NOK	93,845	USD	10,600	1
2/2/2016	SEK	152,125	USD	18,057	(2)
2/2/2016	SEK	152,106	USD	18,057	—
2/2/2016	SEK	152,109	USD	18,057	—
2/2/2016	SEK	149,689	USD	17,771	1
2/3/2016	AUD	44,941	USD	32,648	(2)
2/3/2016	AUD	44,940	USD	32,648	(2)
2/3/2016	AUD	44,941	USD	32,648	(3)
2/3/2016	AUD	44,226	USD	32,128	(3)
2/3/2016	JPY	9,568,179	USD	79,586	(4)
2/3/2016	JPY	9,567,749	USD	79,586	—
2/3/2016	JPY	9,568,027	USD	79,586	(2)
2/3/2016	JPY	9,415,392	USD	78,319	—
2/3/2016	NZD	19,989	USD	13,660	(1)
2/3/2016	NZD	19,990	USD	13,660	(1)
2/3/2016	NZD	19,990	USD	13,660	(1)
2/3/2016	NZD	19,675	USD	13,445	(1)
2/3/2016	SGD	13,335	USD	9,399	9

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
2/3/2016	SGD	13,349	USD	9,399	$(1)
2/3/2016	SGD	13,350	USD	9,399	(2)
2/3/2016	SGD	13,137	USD	9,250	(1)

					$(25,337)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli new shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 11.5%
Adelaide Brighton Ltd.	54,879	$189,654
AGL Energy Ltd.	22,987	302,373
ALS Ltd.	16,710	45,833
Amcor Ltd.	48,666	475,869
AMP Ltd.	108,180	458,858
ASX Ltd.	11,009	340,087
Aurizon Holdings Ltd.	72,572	231,263
Australia & New Zealand Banking Group Ltd.	132,097	2,684,273
Bank of Queensland Ltd.	24,708	250,590
Bendigo & Adelaide Bank Ltd.	33,576	291,917
BHP Billiton Ltd.	168,153	2,184,987
Brickworks Ltd.	16,600	189,976
Cabcharge Australia Ltd.(a)	35,136	76,178
Cardno Ltd.(a)	18,297	15,442
CIMIC Group Ltd.	19,852	350,973
Coca-Cola Amatil Ltd.	46,855	317,031
Commonwealth Bank of Australia	68,025	4,233,016
DuluxGroup Ltd.	31,104	150,488
Fairfax Media Ltd.	172,581	115,516
Flight Centre Travel Group Ltd.(a)	4,928	143,020
Fortescue Metals Group Ltd.(a)	184,304	250,749
Harvey Norman Holdings Ltd.	30,426	92,530
Incitec Pivot Ltd.	81,058	233,536
Insurance Australia Group Ltd.	144,561	584,775
IOOF Holdings Ltd.(a)	17,111	118,515
JB Hi-Fi Ltd.(a)	8,051	114,338
LendLease Group	21,738	225,529
Macquarie Group Ltd.	11,411	687,163
McMillan Shakespeare Ltd.	8,106	78,437
Mineral Resources Ltd.(a)	19,028	55,514
National Australia Bank Ltd.	127,706	2,805,957
New Hope Corp., Ltd.	40,189	53,947
Orica Ltd.(a)	21,035	237,212
Origin Energy Ltd.	59,539	203,593
Platinum Asset Management Ltd.	21,890	128,683
Primary Health Care Ltd.	43,174	73,502
Programmed Maintenance Services Ltd.(a)	48,785	87,669
Rio Tinto Ltd.	23,311	758,278
SAI Global Ltd.	43,508	132,631
Santos Ltd.(a)	62,248	166,662
Seven Group Holdings Ltd.(a)	28,078	112,968
Seven West Media Ltd.	161,021	90,792
Sonic Healthcare Ltd.	17,901	232,737
Suncorp Group Ltd.	59,000	521,115
Super Retail Group Ltd.(a)	13,744	114,094
Tabcorp Holdings Ltd.	48,530	166,301
Tatts Group Ltd.	92,401	295,124
Telstra Corp., Ltd.	607,771	2,480,651
Wesfarmers Ltd.	56,906	1,722,736
Westpac Banking Corp.	151,030	3,687,636
Woodside Petroleum Ltd.	76,961	1,608,118
Woolworths Ltd.	62,535	1,114,685
WorleyParsons Ltd.	18,873	63,575

Total Australia		32,347,096

Austria - 0.4%
EVN AG	14,684	167,488
Oesterreichische Post AG	3,730	136,265
OMV AG	18,573	527,195
UNIQA Insurance Group AG	17,472	142,823
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,571	125,577

Total Austria		1,099,348

Belgium - 0.8%
Ageas	6,364	295,886
Bekaert S.A.	4,512	139,126
bpost S.A.	8,775	215,334
Cofinimmo S.A.	1,292	138,118
Elia System Operator S.A./N.V.	2,867	133,391
EVS Broadcast Equipment S.A.	3,325	104,746
Exmar N.V.	8,922	96,542
KBC Groep N.V.	8,918	558,685
Proximus SADP	20,305	661,720

Total Belgium		2,343,548

China - 3.8%
China Jinmao Holdings Group Ltd.	302,000	103,263
China Mobile Ltd.	616,000	6,954,704
China Power International Development Ltd.	281,000	162,433
China Resources Power Holdings Co., Ltd.	182,000	354,130
China South City Holdings Ltd.(a)	322,000	72,708
CNOOC Ltd.	2,336,000	2,432,407
Dah Chong Hong Holdings Ltd.	212,000	106,956
Shanghai Industrial Holdings Ltd.	45,000	118,159
Shenzhen Investment Ltd.	334,000	156,438
Sino-Ocean Land Holdings Ltd.	278,000	178,275
Yuexiu Property Co., Ltd.	848,000	146,619

Total China		10,786,092

Denmark - 0.2%
TDC A/S	64,504	322,905
Tryg A/S	15,391	307,829

Total Denmark		630,734

Finland - 1.8%
Elisa Oyj	12,506	472,632
Fortum Oyj	59,500	899,717
Kemira Oyj	9,062	107,103
Kesko Oyj Class B	4,508	158,517
Kone Oyj Class B	14,943	635,830
Metso Oyj	6,982	157,000
Neste Oyj	8,291	248,850
Nokian Renkaat Oyj	6,381	229,439
Orion Oyj Class B	7,470	259,426
Ramirent Oyj	4,214	29,526
Sampo Oyj Class A	19,644	1,002,946
Stora Enso Oyj Class R	25,535	232,727
Tikkurila Oyj	5,363	93,854
UPM-Kymmene Oyj	36,055	674,840

Total Finland		5,202,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

Investments	Shares	Value
France - 10.1%
AXA S.A.	81,806	$2,242,086
BNP Paribas S.A.	28,083	1,593,358
Bourbon S.A.(a)	7,596	123,360
Bouygues S.A.	15,932	632,482
Casino Guichard Perrachon S.A.(a)	4,304	198,308
Cie de Saint-Gobain	20,313	879,330
CNP Assurances	32,624	440,867
Edenred	7,221	136,881
Electricite de France S.A.	113,383	1,672,005
Engie SA	149,198	2,645,855
Eutelsat Communications S.A.	7,190	215,570
Klepierre	9,557	425,549
Lagardere SCA	3,748	112,006
Metropole Television S.A.	8,835	152,024
Natixis S.A.	61,822	350,359
Neopost S.A.	3,359	81,990
Nexity S.A.	3,876	171,809
Orange S.A.	121,016	2,035,653
Rallye S.A.(a)	5,897	91,925
Rexel S.A.	14,688	195,934
Sanofi	44,086	3,764,203
SCOR SE	3,570	133,833
Suez Environnement Co.	27,454	514,750
Technip S.A.	4,154	206,379
TOTAL S.A.	133,594	5,988,507
Vallourec S.A.(a)	5,760	53,811
Veolia Environnement S.A.	18,038	428,438
Vinci S.A.	23,766	1,526,818
Vivendi S.A.	61,884	1,335,080

Total France		28,349,170

Germany - 8.8%
Allianz SE Registered Shares	16,339	2,902,858
Axel Springer SE	4,303	239,981
BASF SE	31,292	2,403,950
Bayerische Motoren Werke AG	17,294	1,834,123
Bilfinger SE(a)	2,967	140,106
Comdirect Bank AG	10,777	127,607
Daimler AG Registered Shares	35,002	2,949,799
Deutsche Boerse AG	6,444	569,740
Deutsche Post AG Registered Shares	41,186	1,161,236
Deutsche Telekom AG Registered Shares	156,653	2,840,173
Drillisch AG(a)	3,753	159,365
E.ON SE	77,136	748,354
Evonik Industries AG	15,347	510,396
Freenet AG	10,386	353,306
Hannover Rueck SE	5,649	648,322
Hugo Boss AG	2,834	235,819
K+S AG Registered Shares	5,584	143,276
MAN SE	3,701	372,691
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,520	1,307,108
ProSiebenSat.1 Media SE	7,634	387,813
RWE AG	27,405	348,607
Siemens AG Registered Shares	30,448	2,972,841
Suedzucker AG	11,782	234,730
Talanx AG*	10,542	326,891
Telefonica Deutschland Holding AG	150,108	797,538

Total Germany		24,716,630

Hong Kong - 2.3%
Bank of East Asia Ltd. (The)(a)	40,000	148,900
BOC Hong Kong Holdings Ltd.	335,047	1,024,576
CLP Holdings Ltd.	120,500	1,023,842
Hang Lung Properties Ltd.	107,000	243,541
Hang Seng Bank Ltd.	65,018	1,237,415
Hopewell Holdings Ltd.	51,500	185,064
Hysan Development Co., Ltd.	16,000	65,547
Kowloon Development Co., Ltd.	55,000	54,360
New World Development Co., Ltd.	242,666	239,843
PCCW Ltd.	342,380	201,006
Power Assets Holdings Ltd.	89,018	818,950
Sino Land Co., Ltd.	194,000	284,361
SJM Holdings Ltd.	499,000	356,054
Swire Pacific Ltd. Class B	80,000	163,507
Television Broadcasts Ltd.	31,500	129,859
Wharf Holdings Ltd. (The)	76,000	421,669

Total Hong Kong		6,598,494

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	356,307	784,763
Delek Automotive Systems Ltd.	18,986	169,315
Gazit-Globe Ltd.	11,280	100,536
Harel Insurance Investments & Financial Services Ltd.	23,667	90,811
Israel Chemicals Ltd.	44,928	182,550
Matrix IT Ltd.	11,633	67,746
Migdal Insurance & Financial Holding Ltd.	129,279	94,092
Phoenix Holdings Ltd. (The)*	7,575	16,898
Sella Capital Real Estate Ltd.	44,082	62,650
Shikun & Binui Ltd.	27,475	43,355

Total Israel		1,612,716

Italy - 3.7%
ACEA SpA	15,734	242,704
Assicurazioni Generali SpA	35,197	646,928
Atlantia SpA	35,297	939,407
Azimut Holding SpA	4,099	102,680
Banca Generali SpA	5,377	170,441
Banca Mediolanum SpA	15,381	122,138
Enel SpA	333,263	1,408,996
Eni SpA	260,031	3,898,109
ERG SpA	13,540	183,415
Hera SpA	82,013	218,272
MARR SpA	5,236	108,525
Snam SpA	219,653	1,152,482
Societa Iniziative Autostradali e Servizi SpA	23,725	252,570
Telecom Italia SpA RSP	248,096	256,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

Investments	Shares	Value
Terna Rete Elettrica Nazionale SpA	109,789	$567,219
Unipol Gruppo Finanziario SpA	22,345	115,638

Total Italy		10,385,825

Japan - 4.2%
Aozora Bank Ltd.	62,000	218,014
Asahi Holdings, Inc.	3,100	48,808
Benesse Holdings, Inc.	2,600	75,431
Canon, Inc.(a)	49,700	1,518,330
Daihatsu Motor Co., Ltd.(a)	13,600	185,524
Daito Trust Construction Co., Ltd.	2,200	256,220
Daiwa Securities Group, Inc.	61,000	377,678
Dynam Japan Holdings Co., Ltd.	64,400	70,132
Fuji Corp., Ltd.(a)	10,700	68,846
Idec Corp.	7,600	69,306
ITOCHU Corp.	59,600	714,437
Japan Pulp & Paper Co., Ltd.	25,000	69,828
JX Holdings, Inc.	66,700	281,893
Marubeni Corp.	63,800	331,530
Matsui Securities Co., Ltd.	8,100	75,078
Max Co., Ltd.	7,000	72,680
Mitsui & Co., Ltd.	67,500	811,100
Mizuho Financial Group, Inc.	563,200	1,140,024
Nippon Road Co., Ltd. (The)	14,000	69,596
Nippon Valqua Industries Ltd.	25,000	65,256
NTT DOCOMO, Inc.	130,200	2,688,531
Ryoden Trading Co., Ltd.	9,000	60,975
Sankyo Co., Ltd.	4,700	176,795
Sanoh Industrial Co., Ltd.	8,300	51,679
Shinko Plantech Co., Ltd.	7,400	61,392
Showa Shell Sekiyu K.K.(a)	15,300	125,661
Space Co., Ltd.	6,700	76,750
Sumitomo Corp.	44,700	460,953
Systena Corp.	7,200	85,410
Takaoka Toko Co., Ltd.	5,300	67,497
Takeda Pharmaceutical Co., Ltd.	24,500	1,235,234
TonenGeneral Sekiyu K.K.(a)	19,000	161,420

Total Japan		11,772,008

Netherlands - 0.8%
Aegon N.V.	48,033	272,892
Boskalis Westminster	5,664	231,530
Delta Lloyd N.V.(a)	12,260	72,517
Koninklijke Ahold N.V.	30,858	652,822
Koninklijke DSM N.V.	4,440	223,217
Koninklijke Philips N.V.	29,970	767,029

Total Netherlands		2,220,007

New Zealand - 0.9%
Air New Zealand Ltd.	68,338	138,247
Auckland International Airport Ltd.	85,241	335,547
Contact Energy Ltd.	41,754	135,492
Fisher & Paykel Healthcare Corp., Ltd.	45,948	279,958
Fletcher Building Ltd.	28,178	141,786
Genesis Energy Ltd.	83,475	110,294
Mighty River Power Ltd.	127,882	243,384
Nuplex Industries Ltd.	21,641	70,373
SKY Network Television Ltd.	36,024	113,199
SKYCITY Entertainment Group Ltd.	42,841	129,927
Spark New Zealand Ltd.	218,960	494,670
Trade Me Group Ltd.	33,420	95,636
Vector Ltd.	112,192	243,477

Total New Zealand		2,531,990

Norway - 1.7%
Aker ASA Class A	6,529	120,971
Aker Solutions ASA	15,268	52,265
Austevoll Seafood ASA	24,819	151,415
Gjensidige Forsikring ASA	29,230	469,260
Marine Harvest ASA*	24,613	332,572
Ocean Yield ASA	12,652	97,913
Orkla ASA	50,501	399,952
Salmar ASA	12,593	220,522
Statoil ASA	167,214	2,336,861
TGS Nopec Geophysical Co. ASA(a)	6,122	97,799
Yara International ASA	12,521	541,645

Total Norway		4,821,175

Portugal - 0.5%
EDP-Energias de Portugal S.A.	227,253	819,838
Galp Energia, SGPS, S.A.	30,655	356,982
Portucel S.A.	65,822	257,123

Total Portugal		1,433,943

Singapore - 2.8%
Asian Pay Television Trust	377,700	170,393
DBS Group Holdings Ltd.	46,200	543,529
Frasers Centrepoint Ltd.	106,200	125,765
Hutchison Port Holdings Trust	691,923	366,719
Jardine Cycle & Carriage Ltd.	10,944	268,846
Keppel Corp., Ltd.	97,600	447,874
M1 Ltd.	39,700	76,118
Olam International Ltd.	83,500	107,123
Oversea-Chinese Banking Corp., Ltd.	92,447	573,456
Pacc Offshore Services Holdings Ltd.	209,500	44,303
Religare Health Trust	82,400	58,083
SATS Ltd.	87,400	236,574
Sembcorp Industries Ltd.(a)	63,600	136,736
Sembcorp Marine Ltd.(a)	125,400	154,689
SIA Engineering Co., Ltd.	63,600	165,876
Singapore Airlines Ltd.	50,900	401,847
Singapore Exchange Ltd.	38,700	210,052
Singapore Post Ltd.	233,400	269,817
Singapore Press Holdings Ltd.(a)	99,300	275,785
Singapore Technologies Engineering Ltd.	150,000	318,260
Singapore Telecommunications Ltd.	679,000	1,756,550
StarHub Ltd.	97,300	253,769
United Engineers Ltd.	23,800	33,385
United Overseas Bank Ltd.	35,800	494,864
Venture Corp., Ltd.	42,700	246,812
Wing Tai Holdings Ltd.	51,400	63,587

Total Singapore		7,800,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

Investments	Shares	Value
Spain - 5.4%
Abertis Infraestructuras S.A.	46,224	$723,571
Acerinox S.A.(a)	8,750	89,510
ACS Actividades de Construccion y Servicios S.A.	17,969	527,325
Banco Bilbao Vizcaya Argentaria S.A.	221,591	1,622,174
Banco Santander S.A.	927,332	4,591,550
Bolsas y Mercados Espanoles SHMSF S.A.(a)	7,474	252,176
CaixaBank S.A.	228,488	797,736
Enagas S.A.	12,653	357,369
Ferrovial S.A.	20,841	472,148
Gas Natural SDG S.A.	52,401	1,071,010
Mapfre S.A.	92,916	233,361
Red Electrica Corp. S.A.	6,443	539,695
Repsol S.A.	81,959	901,005
Tecnicas Reunidas S.A.(a)	2,518	95,325
Telefonica S.A.	275,138	3,059,062

Total Spain		15,333,017

Sweden - 4.0%
Atlas Copco AB Class B	11,612	268,999
Axfood AB	12,595	219,314
Bilia AB Class A	8,849	201,529
Castellum AB	15,630	223,773
Elekta AB Class B(a)	14,274	122,074
Fabege AB	21,972	365,131
Hennes & Mauritz AB Class B	53,211	1,906,750
ICA Gruppen AB	7,201	262,566
Mekonomen AB	4,656	95,543
Modern Times Group MTG AB Class B	2,573	66,136
Nordea Bank AB	161,171	1,783,652
Peab AB	41,671	320,542
Sandvik AB	44,015	386,605
Skanska AB Class B	20,079	392,501
SKF AB Class B	11,780	191,708
Svenska Handelsbanken AB Class A	49,529	663,277
Swedbank AB Class A	48,391	1,073,940
Swedish Match AB	4,484	159,668
Tele2 AB Class B	13,836	139,089
Telefonaktiebolaget LM Ericsson Class B	112,279	1,096,074
TeliaSonera AB	242,476	1,213,444

Total Sweden		11,152,315

Switzerland - 9.4%
ABB Ltd. Registered Shares*	74,584	1,338,190
Baloise Holding AG Registered Shares	2,561	326,457
BKW AG	2,333	88,565
Givaudan S.A. Registered Shares*	238	433,441
Kuehne + Nagel International AG Registered Shares	5,948	818,816
Nestle S.A. Registered Shares	105,688	7,871,169
Novartis AG Registered Shares	79,784	6,918,333
Partners Group Holding AG	449	162,039
Roche Holding AG Bearer Shares	4,715	1,303,573
SGS S.A. Registered Shares	308	588,000
STMicroelectronics N.V.	43,238	294,264
Sulzer AG Registered Shares	1,675	157,878
Swiss Re AG	28,681	2,812,228
Swisscom AG Registered Shares	2,506	1,259,259
Zurich Insurance Group AG*	7,661	1,977,625

Total Switzerland		26,349,837

United Kingdom - 26.0%
Aberdeen Asset Management PLC	40,399	172,321
Admiral Group PLC	9,682	236,744
Amec Foster Wheeler PLC	19,128	120,919
Amlin PLC	34,704	339,382
Ashmore Group PLC(a)	28,033	105,939
AstraZeneca PLC	51,998	3,538,079
Aviva PLC	88,093	669,976
BAE Systems PLC	171,183	1,260,524
BBA Aviation PLC	62,022	172,864
Berendsen PLC	12,653	201,225
Berkeley Group Holdings PLC	7,337	398,820
BHP Billiton PLC	120,853	1,353,752
BP PLC	1,167,075	6,089,338
British American Tobacco PLC	86,103	4,785,671
British Land Co. PLC (The)	24,830	287,652
Cable & Wireless Communications PLC	205,498	225,042
Carillion PLC(a)	36,178	161,515
Centrica PLC	257,833	828,824
Cobham PLC	41,376	172,707
Dairy Crest Group PLC	12,105	121,323
De La Rue PLC	10,183	66,526
Debenhams PLC	105,633	114,045
Devro PLC	8,441	36,079
Diageo PLC	69,156	1,892,313
Direct Line Insurance Group PLC	51,332	308,307
DS Smith PLC	15,267	89,266
easyJet PLC	8,334	213,733
Electrocomponents PLC	32,786	115,154
Evraz PLC*(a)	59,111	63,818
G4S PLC	60,759	201,941
GlaxoSmithKline PLC	295,926	5,988,551
Greene King PLC	13,664	187,296
Halfords Group PLC	22,148	109,488
HSBC Holdings PLC	771,836	6,099,861
ICAP PLC	41,784	313,778
IG Group Holdings PLC	15,983	189,048
Imperial Tobacco Group PLC	48,481	2,562,775
Inmarsat PLC	14,875	249,279
Interserve PLC	18,489	141,841
Intu Properties PLC	22,272	104,159
Investec PLC	36,321	256,640
J Sainsbury PLC(a)	105,197	401,269
Kier Group PLC	10,821	221,852
Kingfisher PLC	39,546	192,055
Ladbrokes PLC	67,555	119,184
Laird PLC	30,904	161,655
Legal & General Group PLC	232,929	919,395
Man Group PLC	74,178	191,876
Marks & Spencer Group PLC	65,435	436,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

Investments	Shares	Value
Marston’s PLC	38,537	$94,571
Meggitt PLC	21,124	116,662
Melrose Industries PLC	29,695	127,320
Moneysupermarket.com Group PLC	19,220	103,965
N Brown Group PLC	12,056	54,961
National Grid PLC	197,804	2,733,219
Next PLC	2,327	250,030
Old Mutual PLC	181,646	478,965
Pearson PLC	37,803	410,083
Pennon Group PLC	19,523	247,752
Persimmon PLC*	16,033	479,001
Premier Farnell PLC	41,706	60,241
RELX N.V.	42,912	724,402
Rexam PLC	27,339	243,583
Rio Tinto PLC	63,557	1,854,330
Royal Dutch Shell PLC Class A	226,075	5,084,815
Royal Mail PLC	25,042	163,878
SABMiller PLC	50,324	3,018,452
Segro PLC	43,088	272,701
Severn Trent PLC	11,679	374,742
Sky PLC	55,634	911,828
Smiths Group PLC	12,228	169,325
Soco International PLC	30,028	65,170
SSE PLC	56,115	1,263,777
Standard Life PLC	65,841	378,177
TalkTalk Telecom Group PLC(a)	36,670	117,500
Tate & Lyle PLC	25,633	226,305
Taylor Wimpey PLC	143,708	430,189
Unilever N.V. CVA	56,049	2,441,834
Unilever PLC	42,942	1,852,247
United Utilities Group PLC	36,430	502,309
Vodafone Group PLC	1,327,951	4,325,560
William Hill PLC	30,863	180,136
WM Morrison Supermarkets PLC(a)	172,969	377,820

Total United Kingdom		73,325,967

TOTAL COMMON STOCKS (Cost: $304,756,136)		280,813,131

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/16*(a) (Cost $41,418)	81,959	40,866

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $5,742,026)(c)	5,742,026	5,742,026

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $310,539,580)		286,596,023
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.7)%		(4,884,046)

NET ASSETS - 100.0%		$281,711,977

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $6,056,467 and the total market value of the collateral held by the Fund was $6,391,346. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $649,320.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	EUR	32,495	USD	35,460	$160
1/4/2016	GBP	35,854	USD	53,161	316

					$476

CURRENCY LEGEND

EUR	Euro

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 7.7%
AMP Ltd.	130,336	$552,835
Australia & New Zealand Banking Group Ltd.	150,037	3,048,823
BHP Billiton Ltd.	180,217	2,341,747
Brambles Ltd.	54,278	456,899
Commonwealth Bank of Australia	80,355	5,000,279
CSL Ltd.	10,347	792,770
Macquarie Group Ltd.	15,245	918,043
National Australia Bank Ltd.	146,565	3,220,328
QBE Insurance Group Ltd.	36,793	337,019
Rio Tinto Ltd.	22,366	727,538
Telstra Corp., Ltd.	692,282	2,825,587
Wesfarmers Ltd.	57,205	1,731,787
Westpac Banking Corp.	174,296	4,255,712
Woodside Petroleum Ltd.	78,853	1,647,652
Woolworths Ltd.	67,949	1,211,189

Total Australia		29,068,208

Belgium - 1.8%
Anheuser-Busch InBev N.V.	52,110	6,475,852
KBC Groep N.V.	3,594	225,153

Total Belgium		6,701,005

China - 3.2%
China Mobile Ltd.	675,486	7,626,307
China Overseas Land & Investment Ltd.	246,000	863,364
China Unicom Hong Kong Ltd.	625,522	762,719
CITIC Ltd.	94,273	166,890
CNOOC Ltd.	2,509,529	2,613,098

Total China		12,032,378

Denmark - 1.1%
AP Moeller - Maersk A/S Class B	302	394,545
Coloplast A/S Class B	7,671	621,961
Danske Bank A/S	30,971	834,934
Novo Nordisk A/S Class B	40,274	2,344,402

Total Denmark		4,195,842

Finland - 1.0%
Fortum Oyj	66,494	1,005,475
Kone Oyj Class B	21,565	917,599
Nokia Oyj	77,285	553,681
Sampo Oyj Class A	26,557	1,355,897

Total Finland		3,832,652

France - 11.2%
Air Liquide S.A.	9,230	1,039,252
Airbus Group SE	17,554	1,182,272
AXA S.A.	95,008	2,603,917
BNP Paribas S.A.	31,415	1,782,407
Carrefour S.A.	19,133	553,898
Christian Dior SE	3,361	572,303
Cie de Saint-Gobain	19,271	834,223
Cie Generale des Etablissements Michelin	5,450	520,397
Credit Agricole S.A.	66,603	787,177
Danone S.A.	17,534	1,186,259
Electricite de France S.A.	120,200	1,772,532
Engie SA	149,097	2,644,064
Essilor International S.A.	3,419	427,303
Kering	3,471	595,558
Klepierre	4,921	219,120
L’Oreal S.A.	10,119	1,707,100
Legrand S.A.	7,861	445,757
LVMH Moet Hennessy Louis Vuitton SE	11,148	1,754,750
Natixis S.A.	109,870	622,658
Orange S.A.	127,633	2,146,960
Pernod Ricard S.A.	4,841	553,223
Publicis Groupe S.A.	5,579	371,992
Renault S.A.	6,846	688,872
Safran S.A.	10,554	726,525
Sanofi	45,744	3,905,768
Schneider Electric SE	19,341	1,104,292
Societe Generale S.A.	21,427	990,866
Sodexo S.A.	4,649	455,226
TOTAL S.A.	142,271	6,377,464
Unibail-Rodamco SE	2,728	694,627
Vinci S.A.	22,700	1,458,334
Vivendi S.A.	67,125	1,448,149

Total France		42,173,245

Germany - 8.5%
adidas AG	5,871	573,416
Allianz SE Registered Shares	20,661	3,670,724
BASF SE	35,031	2,691,191
Bayer AG Registered Shares	16,520	2,078,109
Bayerische Motoren Werke AG	19,352	2,052,385
Continental AG	3,872	944,492
Daimler AG Registered Shares	35,084	2,956,710
Deutsche Boerse AG	8,039	710,760
Deutsche Post AG Registered Shares	45,933	1,295,077
Deutsche Telekom AG Registered Shares	169,498	3,073,058
E.ON SE	88,897	862,456
Evonik Industries AG	18,225	606,110
Fresenius Medical Care AG & Co. KGaA	5,979	504,855
Linde AG	4,646	675,787
MAN SE	6,113	615,579
Merck KGaA	6,590	641,206
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,679	1,539,460
SAP SE	25,109	2,001,506
Siemens AG Registered Shares	34,042	3,323,747
Telefonica Deutschland Holding AG	52,323	277,997
Volkswagen AG	7,166	1,107,724

Total Germany		32,202,349

Hong Kong - 2.6%
AIA Group Ltd.	127,400	766,029
BOC Hong Kong Holdings Ltd.	373,215	1,141,293
CLP Holdings Ltd.	113,500	964,365
Hang Lung Properties Ltd.	163,000	371,002
Hang Seng Bank Ltd.	71,295	1,356,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2015

Investments	Shares	Value
Henderson Land Development Co., Ltd.	75,709	$464,014
Hong Kong & China Gas Co., Ltd.	277,100	543,463
Hong Kong Exchanges and Clearing Ltd.	18,100	463,585
MTR Corp., Ltd.	196,000	971,130
Power Assets Holdings Ltd.	90,500	832,584
Sun Hung Kai Properties Ltd.	75,442	911,127
Swire Properties Ltd.	172,200	497,704
Wharf Holdings Ltd. (The)	113,000	626,956

Total Hong Kong		9,910,130

Ireland - 0.1%
CRH PLC	6,899	200,100

Israel - 0.4%
Teva Pharmaceutical Industries Ltd.	23,798	1,556,544

Italy - 2.9%
Assicurazioni Generali SpA	47,679	876,349
Atlantia SpA	35,314	939,859
Enel SpA	334,670	1,414,944
Eni SpA	271,581	4,071,255
Intesa Sanpaolo SpA	343,353	1,151,776
Luxottica Group SpA	13,624	893,905
Snam SpA	217,227	1,139,753
UniCredit SpA	106,804	595,769

Total Italy		11,083,610

Japan - 11.8%
Astellas Pharma, Inc.	52,600	757,113
Bridgestone Corp.	24,800	860,511
Canon, Inc.(a)	61,300	1,872,709
Dai-ichi Life Insurance Co., Ltd. (The)	19,600	331,568
Daiwa Securities Group, Inc.	65,000	402,444
Denso Corp.	19,100	923,761
East Japan Railway Co.	6,300	599,651
Eisai Co., Ltd.	6,200	415,567
FANUC Corp.	6,700	1,174,080
Fast Retailing Co., Ltd.	1,000	354,462
Fuji Heavy Industries Ltd.	15,500	647,729
Hitachi Ltd.	97,000	557,592
Honda Motor Co., Ltd.	43,000	1,397,647
Hoya Corp.	12,400	513,441
ITOCHU Corp.	56,100	672,482
Japan Tobacco, Inc.(a)	54,309	2,018,501
Kao Corp.	11,200	582,368
KDDI Corp.	63,900	1,675,386
Komatsu Ltd.	28,100	465,316
Kubota Corp.	25,000	392,369
Kyocera Corp.	10,700	502,912
Mitsubishi Corp.	50,700	854,729
Mitsubishi Electric Corp.	46,000	490,419
Mitsubishi Heavy Industries Ltd.	65,000	288,162
Mitsubishi UFJ Financial Group, Inc.	301,100	1,895,032
Mitsui & Co., Ltd.	77,600	932,464
Mizuho Financial Group, Inc.	721,498	1,460,449
MS&AD Insurance Group Holdings, Inc.	16,600	492,639
Murata Manufacturing Co., Ltd.	3,400	496,596
Nippon Steel & Sumitomo Metal Corp.	22,200	445,864
Nippon Telegraph & Telephone Corp.	55,600	2,235,185
Nissan Motor Co., Ltd.	136,400	1,450,798
Nomura Holdings, Inc.	102,000	575,819
NTT DOCOMO, Inc.	142,400	2,940,451
Panasonic Corp.	37,900	390,831
Seven & I Holdings Co., Ltd.	16,400	756,640
Shin-Etsu Chemical Co., Ltd.	9,600	528,062
SoftBank Group Corp.	7,600	387,850
Sumitomo Corp.	54,000	556,856
Sumitomo Mitsui Financial Group, Inc.	37,000	1,416,701
Sumitomo Mitsui Trust Holdings, Inc.	114,000	436,876
Takeda Pharmaceutical Co., Ltd.	29,400	1,482,281
Tokio Marine Holdings, Inc.	19,000	744,237
Toyota Motor Corp.	92,900	5,782,744
Yahoo Japan Corp.	134,000	550,281

Total Japan		44,709,575

Netherlands - 1.2%
Aegon N.V.	75,665	429,879
Akzo Nobel N.V.	7,809	523,227
ASML Holding N.V.	5,212	467,381
Heineken Holding N.V.	3,032	233,850
Heineken N.V.	11,181	956,734
ING Groep N.V. CVA	16,927	228,928
Koninklijke Ahold N.V.	30,163	638,119
Koninklijke Philips N.V.	37,997	972,466

Total Netherlands		4,450,584

Norway - 1.1%
DNB ASA	52,472	650,909
Statoil ASA	180,080	2,516,667
Telenor ASA	41,678	698,294
Yara International ASA	5,626	243,375

Total Norway		4,109,245

Portugal - 0.2%
EDP-Energias de Portugal S.A.	226,199	816,036

Singapore - 1.2%
DBS Group Holdings Ltd.	68,200	802,353
Oversea-Chinese Banking Corp., Ltd.	127,955	793,715
Singapore Telecommunications Ltd.	737,100	1,906,853
United Overseas Bank Ltd.	51,100	706,356
Wilmar International Ltd.	137,600	285,161

Total Singapore		4,494,438

Spain - 5.0%
Abertis Infraestructuras S.A.	43,759	684,985
Amadeus IT Holding S.A. Class A	13,639	602,791
Banco Bilbao Vizcaya Argentaria S.A.	232,184	1,699,721
Banco Santander S.A.	1,082,878	5,361,714
CaixaBank S.A.	222,955	778,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2015

Investments	Shares	Value
Endesa S.A.	27,574	$554,891
Ferrovial S.A.	35,839	811,925
Gas Natural SDG S.A.	43,508	889,249
Iberdrola S.A.	175,508	1,248,786
Industria de Diseno Textil S.A.	59,389	2,044,457
Repsol S.A.	82,166	903,280
Telefonica S.A.	302,961	3,368,405

Total Spain		18,948,622

Sweden - 3.3%
Assa Abloy AB Class B	21,944	463,316
Atlas Copco AB Class A	25,174	622,288
Hennes & Mauritz AB Class B	53,344	1,911,515
Nordea Bank AB	202,991	2,246,467
Sandvik AB	51,141	449,196
Skandinaviska Enskilda Banken AB Class A	93,209	988,409
Svenska Cellulosa AB SCA Class B	16,488	482,088
Svenska Handelsbanken AB Class A	60,144	805,430
Swedbank AB Class A	60,242	1,336,949
Telefonaktiebolaget LM Ericsson Class B	133,347	1,301,741
TeliaSonera AB	276,453	1,383,478
Volvo AB Class B	48,514	455,182

Total Sweden		12,446,059

Switzerland - 10.4%
ABB Ltd. Registered Shares*	68,698	1,232,584
Adecco S.A. Registered Shares*	6,932	477,138
Cie Financiere Richemont S.A. Registered Shares	11,932	859,438
Credit Suisse Group AG Registered Shares*	46,918	1,016,635
Givaudan S.A. Registered Shares*	412	750,326
Kuehne + Nagel International AG Registered Shares	8,127	1,118,782
LafargeHolcim Ltd. Registered Shares*	17,306	869,622
Nestle S.A. Registered Shares	111,175	8,279,816
Novartis AG Registered Shares	82,628	7,164,945
Roche Holding AG Bearer Shares	4,371	1,208,466
Roche Holding AG Genusschein	23,535	6,498,575
SGS S.A. Registered Shares	340	649,091
Swiss Re AG	29,385	2,881,256
Swisscom AG Registered Shares	2,457	1,234,636
Syngenta AG Registered Shares	2,973	1,165,143
UBS Group AG Registered Shares	92,650	1,806,721
Zurich Insurance Group AG*	8,197	2,115,989

Total Switzerland		39,329,163

United Kingdom - 25.0%
Associated British Foods PLC	12,390	610,304
AstraZeneca PLC	64,386	4,380,991
Aviva PLC	116,366	885,001
BAE Systems PLC	200,308	1,474,989
Barclays PLC	430,209	1,388,012
BG Group PLC	74,165	1,076,721
BHP Billiton PLC	157,998	1,769,837
BP PLC	1,491,192	7,780,453
British American Tobacco PLC	106,881	5,940,529
BT Group PLC	269,293	1,872,229
Centrica PLC	319,620	1,027,443
Compass Group PLC	62,265	1,078,326
Diageo PLC	95,099	2,602,190
GlaxoSmithKline PLC	379,217	7,674,082
HSBC Holdings PLC	1,079,142	8,528,516
Imperial Tobacco Group PLC	61,434	3,247,489
Legal & General Group PLC	304,768	1,202,951
Lloyds Banking Group PLC	298,628	321,616
Marks & Spencer Group PLC	15,259	101,746
National Grid PLC	242,600	3,352,202
Next PLC	6,377	685,192
Old Mutual PLC	247,637	652,971
Pearson PLC	45,561	494,241
Prudential PLC	68,159	1,538,036
Reckitt Benckiser Group PLC	23,121	2,140,442
RELX N.V.	46,940	792,399
RELX PLC	48,120	848,961
Rio Tinto PLC	83,964	2,449,721
Rolls-Royce Holdings PLC*	53,179	450,688
Royal Dutch Shell PLC Class A	290,526	6,534,429
Royal Dutch Shell PLC Class B	177,791	4,043,373
SABMiller PLC	64,414	3,863,575
Sky PLC	75,071	1,230,396
SSE PLC	67,425	1,518,492
Standard Life PLC	100,404	576,699
Unilever N.V. CVA	59,386	2,587,214
Unilever PLC	50,649	2,184,678
Vodafone Group PLC	1,690,303	5,505,857

Total United Kingdom		94,412,991

TOTAL COMMON STOCKS (Cost: $387,463,774)		376,672,776

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 1/14/16*(a) (Cost $41,523)	82,166	40,969

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%

United States - 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $3,879,295)(c)	3,879,295	3,879,295

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $391,384,592)		380,593,040
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.7)%		(2,694,077)

NET ASSETS - 100.0%		$377,898,963

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2015

(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $3,692,414 and the total market value of the collateral held by the Fund was $3,879,638. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $343.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	DKK	8,000	USD	1,171	$6
1/4/2016	EUR	18,000	USD	19,649	96
1/4/2016	GBP	34,000	USD	50,440	327
1/4/2016	HKD	742,000	USD	95,736	(4)

					$425

CURRENCY LEGEND

EUR	Euro

DKK	Danish krone

GBP	British pound

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 7.9%
AGL Energy Ltd.	41,637	$547,697
Amcor Ltd.	63,932	625,145
Ansell Ltd.	8,550	133,306
Aristocrat Leisure Ltd.	15,556	115,554
Asciano Ltd.	29,181	185,556
ASX Ltd.	16,843	520,310
Aurizon Holdings Ltd.	126,788	404,031
Bank of Queensland Ltd.	40,804	413,836
Bendigo & Adelaide Bank Ltd.	46,761	406,551
Boral Ltd.	18,295	78,665
Caltex Australia Ltd.	11,085	304,046
Challenger Ltd.	21,065	133,641
CIMIC Group Ltd.	30,472	538,729
Coca-Cola Amatil Ltd.	62,142	420,466
Cochlear Ltd.	2,920	203,055
Computershare Ltd.	26,239	221,828
Crown Resorts Ltd.	41,664	378,908
Flight Centre Travel Group Ltd.(a)	7,389	214,443
Fortescue Metals Group Ltd.(a)	295,442	401,954
Harvey Norman Holdings Ltd.	69,584	211,616
Iluka Resources Ltd.	11,123	49,607
Incitec Pivot Ltd.	92,635	266,891
Insurance Australia Group Ltd.	285,655	1,155,525
LendLease Group	39,811	413,034
Orica Ltd.(a)	28,589	322,399
Origin Energy Ltd.	79,213	270,868
Platinum Asset Management Ltd.	55,386	325,592
Ramsay Health Care Ltd.	5,963	294,750
REA Group Ltd.	4,721	189,221
Santos Ltd.(a)	78,227	209,444
Seek Ltd.	17,471	195,496
Sonic Healthcare Ltd.	25,624	333,146
Star Entertainment Grp Ltd. (The)	4,838	17,881
Suncorp Group Ltd.	114,340	1,009,903
Tabcorp Holdings Ltd.	26,604	91,166
Tatts Group Ltd.	109,992	351,308
TPG Telecom Ltd.	6,388	45,965
Treasury Wine Estates Ltd.	26,899	162,434

Total Australia		12,163,967

Austria - 1.3%
Andritz AG	4,121	201,673
Oesterreichische Post AG	4,181	152,741
OMV AG	25,493	723,619
UNIQA Insurance Group AG	22,153	181,088
Verbund AG(a)	17,249	222,228
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,279	227,445
Voestalpine AG	8,153	251,040

Total Austria		1,959,834

Belgium - 2.5%
Ackermans & van Haaren N.V.	457	67,168
Ageas	17,873	830,981
bpost S.A.	18,769	460,582
Cie d’Entreprises CFE	365	43,258
Colruyt S.A.	6,439	331,863
Delhaize Group	4,144	404,201
Elia System Operator S.A./N.V.	4,102	190,851
Proximus SADP	25,106	818,180
Solvay S.A.(a)	4,169	445,768
Umicore S.A.	5,747	241,384

Total Belgium		3,834,236

China - 2.4%
Beijing Enterprises Holdings Ltd.	25,200	152,660
China Everbright International Ltd.	52,000	66,827
China Jinmao Holdings Group Ltd.	745,242	254,820
China Merchants Holdings International Co., Ltd.	114,138	363,026
China Power International Development Ltd.	383,000	221,394
China Resources Beer Holdings Co., Ltd.	34,000	72,824
China Resources Power Holdings Co., Ltd.	278,000	540,924
China South City Holdings Ltd.(a)	652,000	147,223
CSPC Pharmaceutical Group Ltd.	102,000	104,235
Guangdong Investment Ltd.	300,208	425,319
Guotai Junan International Holdings Ltd.(a)	134,000	47,029
Shanghai Industrial Holdings Ltd.	48,500	127,349
Shenzhen Investment Ltd.	366,000	171,426
Sino-Ocean Land Holdings Ltd.	633,464	406,227
Sun Art Retail Group Ltd.(a)	485,000	366,090
Yangzijiang Shipbuilding Holdings Ltd.	219,100	169,887
Yuexiu Property Co., Ltd.	626,000	108,235

Total China		3,745,495

Denmark - 1.5%
Carlsberg A/S Class B	2,509	223,698
Chr Hansen Holding A/S	3,381	212,463
ISS A/S	4,731	171,271
Pandora A/S	3,430	435,378
Sydbank A/S	2,258	72,902
TDC A/S	72,306	361,962
Tryg A/S	22,184	443,693
Vestas Wind Systems A/S	4,300	302,824

Total Denmark		2,224,191

Finland - 2.2%
Amer Sports Oyj	2,862	83,849
Elisa Oyj	13,296	502,487
Huhtamaki Oyj	1,009	36,719
Metso Oyj	9,114	204,941
Neste Oyj	14,279	428,577
Nokian Renkaat Oyj	10,025	360,464
Orion Oyj Class B	7,260	252,133
Stora Enso Oyj Class R	40,362	367,861
UPM-Kymmene Oyj	43,036	805,503
Wartsila Oyj Abp	8,519	390,064

Total Finland		3,432,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
France - 7.2%
Accor S.A.	7,999	$347,616
Aeroports de Paris	3,265	380,214
Arkema S.A.	3,317	232,734
Atos SE	1,955	164,482
Bouygues S.A.	23,623	937,806
Bureau Veritas S.A.	13,189	263,477
Casino Guichard Perrachon S.A.(a)	7,603	350,311
CNP Assurances	54,606	737,922
Edenred	13,755	260,739
Eiffage S.A.	5,022	324,760
Eurazeo S.A.	1,813	125,061
Eutelsat Communications S.A.	13,141	393,992
Groupe Eurotunnel SE Registered Shares	9,084	113,087
Havas S.A.	14,991	126,321
Imerys S.A.	2,727	190,834
Ingenico Group SA	1,070	135,413
Ipsen S.A.	3,684	244,118
JCDecaux S.A.	6,509	249,597
Korian S.A.	1,322	48,367
Lagardere SCA	11,357	339,394
Plastic Omnium S.A.	4,276	136,238
Remy Cointreau S.A.	1,805	129,430
Rexel S.A.	24,764	330,346
Rubis SCA	1,468	111,517
SCOR SE	15,480	580,317
SEB S.A.	1,739	178,707
Societe BIC S.A.	1,293	213,005
Societe Television Francaise 1	10,601	118,038
Suez Environnement Co.	36,123	677,290
Technip S.A.	5,784	287,360
Teleperformance	660	55,564
Thales S.A.	8,046	603,959
Valeo S.A.	2,373	367,464
Vallourec S.A.(a)	9,594	89,629
Veolia Environnement S.A.	38,019	903,025
Vicat	1,602	96,306
Wendel S.A.	757	90,127
Zodiac Aerospace	7,123	170,036

Total France		11,104,603

Germany - 5.2%
Axel Springer SE	7,089	395,358
Brenntag AG	3,572	187,339
Deutsche Wohnen AG Bearer Shares	8,137	226,417
Duerr AG	1,293	103,377
Fielmann AG	4,432	328,348
Fraport AG Frankfurt Airport Services Worldwide	3,650	233,697
Freenet AG	12,235	416,204
Fuchs Petrolub SE	426	17,442
GEA Group AG	7,027	285,490
Hannover Rueck SE	7,457	855,822
Hochtief AG	2,754	256,895
Hugo Boss AG	3,874	322,358
K+S AG Registered Shares	9,208	236,263
KION Group AG*	1,635	81,736
LANXESS AG	1,333	61,802
LEG Immobilien AG*	2,003	164,277
METRO AG	14,173	455,110
MTU Aero Engines AG	1,430	139,962
OSRAM Licht AG	3,082	129,868
ProSiebenSat.1 Media SE	14,597	741,540
RWE AG	47,472	603,871
Suedzucker AG	13,517	269,296
Symrise AG	4,037	268,956
Talanx AG*	18,126	562,059
TUI AG	11,597	206,994
United Internet AG Registered Shares	6,673	369,040
Wacker Chemie AG	1,473	124,041

Total Germany		8,043,562

Hong Kong - 3.3%
Bank of East Asia Ltd. (The)(a)	134,122	499,270
Cathay Pacific Airways Ltd.	119,774	207,398
Dah Sing Banking Group Ltd.	32,800	58,065
Hang Lung Group Ltd.	51,000	165,829
Hopewell Holdings Ltd.	45,162	162,289
Hysan Development Co., Ltd.	70,000	286,769
New World Development Co., Ltd.	545,642	539,295
PCCW Ltd.	583,543	342,590
Sino Land Co., Ltd.	399,046	584,913
SJM Holdings Ltd.	832,000	593,661
Swire Pacific Ltd. Class A	55,500	624,452
Swire Pacific Ltd. Class B	115,000	235,041
Techtronic Industries Co., Ltd.	28,500	116,204
Television Broadcasts Ltd.	44,424	183,138
Wheelock & Co., Ltd.	103,000	433,921

Total Hong Kong		5,032,835

Ireland - 0.6%
DCC PLC	3,367	280,884
Kerry Group PLC Class A	1,200	99,475
Paddy Power PLC	1,973	263,837
Smurfit Kappa Group PLC	8,322	212,806

Total Ireland		857,002

Israel - 1.2%
Azrieli Group	3,647	135,905
Bank Hapoalim BM	29,696	153,401
Bezeq Israeli Telecommunication Corp., Ltd.	512,292	1,128,318
Elbit Systems Ltd.	1,656	145,893
Israel Chemicals Ltd.	82,550	335,415

Total Israel		1,898,932

Italy - 3.6%
A2A SpA	169,919	231,467
ACEA SpA	11,857	182,900
Azimut Holding SpA	8,015	200,776
Banca Generali SpA	6,817	216,087
Banca Mediolanum SpA	47,477	377,008
Banca Popolare di Milano SCARL	164,752	164,831
Brembo SpA	2,280	110,662
Credito Emiliano SpA	7,408	55,164
Davide Campari-Milano SpA	13,141	114,201
De’ Longhi SpA	6,984	209,925
Enel Green Power SpA	103,848	212,421
FinecoBank Banca Fineco SpA	21,820	180,736
Hera SpA	108,564	288,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
Intesa Sanpaolo SpA RSP	16,196	$49,861
Mediobanca SpA	22,292	215,157
Parmalat SpA	39,416	102,334
Prysmian SpA	8,222	180,953
Recordati SpA	10,334	270,430
Salvatore Ferragamo SpA(a)	4,779	112,914
Telecom Italia SpA RSP	339,643	350,875
Terna Rete Elettrica Nazionale SpA	171,990	888,577
Tod’s SpA(a)	1,414	112,207
Unione di Banche Italiane SpA	16,405	110,489
UnipolSai SpA	257,943	661,280

Total Italy		5,600,191

Japan - 21.4%
ABC-Mart, Inc.	1,678	92,761
Aeon Co., Ltd.	28,099	436,335
Air Water, Inc.	7,000	113,820
Ajinomoto Co., Inc.	10,319	247,006
Alfresa Holdings Corp.	6,000	119,955
Amada Holdings Co., Ltd.	14,800	143,208
ANA Holdings, Inc.	68,000	197,847
Aozora Bank Ltd.	106,000	372,734
Asahi Glass Co., Ltd.	42,141	243,818
Asahi Kasei Corp.	49,000	335,193
Asics Corp.(a)	3,630	76,164
Bandai Namco Holdings, Inc.	12,300	262,165
Bank of Yokohama Ltd. (The)	45,000	279,101
Benesse Holdings, Inc.	3,500	101,542
Brother Industries Ltd.	9,900	115,381
Canon Marketing Japan, Inc.	900	14,185
Casio Computer Co., Ltd.(a)	6,000	142,001
Chiba Bank Ltd. (The)	30,000	215,470
Chubu Electric Power Co., Inc.	1,300	17,966
Chugoku Bank Ltd. (The)	6,900	93,151
Chugoku Electric Power Co., Inc. (The)	20,000	266,013
Dai Nippon Printing Co., Ltd.	31,958	320,125
Daicel Corp.	9,600	144,764
Daihatsu Motor Co., Ltd.	21,900	298,748
Daiichi Sankyo Co., Ltd.	31,400	655,303
Daito Trust Construction Co., Ltd.	4,820	561,355
DIC Corp.	6,000	16,460
Dowa Holdings Co., Ltd.	10,000	72,821
Electric Power Development Co., Ltd.	5,400	194,148
FamilyMart Co., Ltd.	4,200	196,916
Fuji Electric Co., Ltd.	22,876	97,175
Fujitsu Ltd.	29,000	146,308
Fukuoka Financial Group, Inc.	41,000	206,201
Hachijuni Bank Ltd. (The)	14,000	86,704
Hamamatsu Photonics K.K.	4,900	135,845
Hankyu Hanshin Holdings, Inc.	31,000	203,325
Hikari Tsushin, Inc.	1,600	109,730
Hino Motors Ltd.	26,200	306,877
Hirose Electric Co., Ltd.	300	36,810
Hiroshima Bank Ltd. (The)	26,075	150,214
Hisamitsu Pharmaceutical Co., Inc.	3,900	165,344
Hitachi Chemical Co., Ltd.	6,200	99,781
Hitachi Construction Machinery Co., Ltd.(a)	9,800	154,623
Hitachi High-Technologies Corp.	4,000	109,398
Hitachi Metals Ltd.	6,100	76,317
Hokuhoku Financial Group, Inc.	60,000	123,696
Hokuriku Electric Power Co.	10,600	158,169
Hulic Co., Ltd.	4,500	39,989
Idemitsu Kosan Co., Ltd.	4,700	75,719
IHI Corp.	42,553	119,210
Iida Group Holdings Co., Ltd.	8,900	167,206
Isetan Mitsukoshi Holdings Ltd.	6,634	87,464
Isuzu Motors Ltd.	26,000	284,002
Itochu Techno-Solutions Corp.	700	14,094
Iyo Bank Ltd. (The)	11,000	108,267
J. Front Retailing Co., Ltd.	6,400	93,956
Japan Airlines Co., Ltd.	17,300	626,450
Japan Exchange Group, Inc.	15,200	241,340
JGC Corp.	7,000	108,408
Joyo Bank Ltd. (The)	34,000	162,517
JSR Corp.	8,700	137,340
JTEKT Corp.	5,200	86,670
JX Holdings, Inc.	116,400	491,939
Kajima Corp.	25,953	156,199
Kansai Paint Co., Ltd.	7,000	107,361
Kawasaki Heavy Industries Ltd.	45,565	171,207
Keikyu Corp.	13,000	108,392
Keio Corp.	16,000	139,657
Kintetsu Group Holdings Co., Ltd.	50,000	204,913
Kirin Holdings Co., Ltd.	27,200	372,518
Kobe Steel Ltd.	146,000	161,420
Koito Manufacturing Co., Ltd.	3,500	145,767
Konami Holdings Corp.	5,400	129,641
Konica Minolta, Inc.	15,900	161,518
Kuraray Co., Ltd.	16,200	198,233
Kyowa Hakko Kirin Co., Ltd.	15,000	238,788
Lawson, Inc.	4,900	401,222
LIXIL Group Corp.	9,900	222,204
Makita Corp.	3,729	217,922
Marubeni Corp.	100,800	523,796
Marui Group Co., Ltd.	8,581	141,097
Medipal Holdings Corp.	7,000	120,687
MEIJI Holdings Co., Ltd.	1,800	150,380
Mitsubishi Chemical Holdings Corp.	56,700	364,960
Mitsubishi Gas Chemical Co., Inc.	19,000	98,242
Mitsubishi Materials Corp.	46,000	146,839
Mitsubishi Motors Corp.	32,000	273,993
Mitsubishi Tanabe Pharma Corp.	21,100	367,643
Mitsui Chemicals, Inc.	32,000	144,179
Mitsui OSK Lines Ltd.	32,000	81,666
Mixi, Inc.	2,100	79,430
Nabtesco Corp.	3,900	80,337
NEC Corp.	47,608	152,368
Nexon Co., Ltd.	5,800	95,417
NGK Insulators Ltd.	7,000	160,256
NGK Spark Plug Co., Ltd.	5,400	144,320
NH Foods Ltd.	6,000	118,608
Nikon Corp.(a)	13,034	176,069
Nippon Electric Glass Co., Ltd.	22,000	112,108
Nippon Express Co., Ltd.	38,000	180,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
Nippon Paint Holdings Co., Ltd.	3,200	$78,687
Nippon Yusen K.K.	46,000	112,806
Nissan Chemical Industries Ltd.	5,100	117,394
Nisshin Seifun Group, Inc.	8,700	143,704
Nissin Foods Holdings Co., Ltd.	3,700	197,772
Nitori Holdings Co., Ltd.	1,500	127,561
NOK Corp.	2,000	47,517
Nomura Real Estate Holdings, Inc.	6,468	121,246
Nomura Research Institute Ltd.	8,000	310,570
NSK Ltd.	9,400	103,615
NTT Data Corp.	6,900	337,271
NTT Urban Development Corp.	8,900	86,562
Obayashi Corp.	22,000	204,647
Obic Co., Ltd.	400	21,414
Odakyu Electric Railway Co., Ltd.	13,000	141,461
Oji Holdings Corp.	46,862	190,494
Omron Corp.	4,600	155,443
Ono Pharmaceutical Co., Ltd.	2,100	378,644
Oracle Corp.	3,868	181,672
Osaka Gas Co., Ltd.	67,000	244,173
Otsuka Corp.	3,200	158,544
Pola Orbis Holdings, Inc.	700	46,669
Resona Holdings, Inc.	96,600	474,749
Ricoh Co., Ltd.	32,060	333,406
Ryohin Keikaku Co., Ltd.	600	122,898
Sankyo Co., Ltd.	6,300	236,980
Santen Pharmaceutical Co., Ltd.	10,600	176,762
SBI Holdings, Inc.	6,700	73,575
Sega Sammy Holdings, Inc.	9,273	87,492
Seiko Epson Corp.	14,600	226,959
Sekisui Chemical Co., Ltd.	16,000	211,613
Sekisui House Ltd.	33,552	570,798
Seven Bank Ltd.	37,100	164,382
Shimadzu Corp.	9,000	152,999
Shimamura Co., Ltd.	1,100	130,396
Shimano, Inc.	1,100	170,631
Shimizu Corp.	20,000	164,595
Shionogi & Co., Ltd.	7,100	324,796
Shiseido Co., Ltd.	7,000	147,163
Shizuoka Bank Ltd. (The)	14,000	137,562
Showa Shell Sekiyu K.K.	20,109	165,158
Sojitz Corp.	20,200	42,988
Sony Financial Holdings, Inc.	11,209	203,038
Sumitomo Chemical Co., Ltd.	42,000	244,748
Sumitomo Dainippon Pharma Co., Ltd.(a)	12,190	145,009
Sumitomo Electric Industries Ltd.	19,812	283,934
Sumitomo Heavy Industries Ltd.	17,500	79,721
Sumitomo Metal Mining Co., Ltd.	19,000	233,680
Sumitomo Rubber Industries Ltd.(a)	12,800	168,226
Suntory Beverage & Food Ltd.	6,300	278,615
Sysmex Corp.	1,800	117,162
T&D Holdings, Inc.	20,051	268,191
Taisei Corp.	34,876	231,936
Taiyo Nippon Sanso Corp.	7,200	65,958
TDK Corp.	2,900	188,520
Terumo Corp.	8,900	279,662
THK Co., Ltd.	2,300	43,172
Tobu Railway Co., Ltd.	32,000	159,076
Toho Co., Ltd.	5,200	145,243
Tohoku Electric Power Co., Inc.	1,300	16,426
Tokyo Electron Ltd.	5,294	322,230
Tokyu Corp.	30,000	239,411
Tokyu Fudosan Holdings Corp.	2,100	13,302
TonenGeneral Sekiyu K.K.(a)	32,104	272,749
Toppan Printing Co., Ltd.	23,000	213,949
TOTO Ltd.	5,000	178,104
Toyo Seikan Group Holdings Ltd.	6,100	114,703
Toyo Suisan Kaisha Ltd.	3,700	130,105
Toyo Tire & Rubber Co., Ltd.	3,300	65,948
Toyoda Gosei Co., Ltd.	6,600	151,867
Toyota Tsusho Corp.	10,800	255,781
Trend Micro, Inc.	5,630	230,732
USS Co., Ltd.	12,300	187,115
West Japan Railway Co.	6,376	444,907
Yamada Denki Co., Ltd.	27,900	121,299
Yamaguchi Financial Group, Inc.(a)	7,000	83,794
Yamaha Corp.	4,900	120,122
Yamaha Motor Co., Ltd.	9,460	215,788
Yamato Holdings Co., Ltd.	9,200	197,009
Yokohama Rubber Co., Ltd. (The)(a)	7,100	110,429

Total Japan		32,853,019

Netherlands - 1.7%
Aalberts Industries N.V.	3,839	132,574
Boskalis Westminster	6,663	272,367
Delta Lloyd N.V.(a)	24,953	147,595
Euronext N.V.(b)	1,734	89,068
Koninklijke DSM N.V.	8,297	417,123
Koninklijke Vopak N.V.	4,281	184,483
NN Group N.V.	11,147	394,148
Randstad Holding N.V.	8,155	509,645
Wolters Kluwer N.V.	15,067	506,813

Total Netherlands		2,653,816

New Zealand - 1.2%
Auckland International Airport Ltd.	100,082	393,968
Contact Energy Ltd.	68,948	223,737
Fletcher Building Ltd.	67,363	338,958
Mighty River Power Ltd.	144,308	274,645
Spark New Zealand Ltd.	263,551	595,409

Total New Zealand		1,826,717

Norway - 1.5%
Gjensidige Forsikring ASA	45,421	729,191
Marine Harvest ASA*	40,527	547,603
Norsk Hydro ASA	87,670	328,143
Orkla ASA	76,193	603,425
TGS Nopec Geophysical Co. ASA(a)	6,961	111,202

Total Norway		2,319,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
Portugal - 0.9%
Galp Energia, SGPS, S.A.	41,600	$484,438
Jeronimo Martins, SGPS, S.A.	25,356	330,393
NOS, SGPS S.A.	17,973	141,471
Portucel S.A.	75,674	295,608
Sonae, SGPS, S.A.	126,586	144,111

Total Portugal		1,396,021

Singapore - 4.5%
CapitaLand Ltd.	183,500	433,317
City Developments Ltd.	26,500	142,900
ComfortDelGro Corp., Ltd.	124,400	267,452
Fraser and Neave Ltd.(a)	75,200	110,257
Frasers Centrepoint Ltd.	229,200	271,424
Global Logistic Properties Ltd.	122,600	185,803
Great Eastern Holdings Ltd.	12,000	171,205
Hutchison Port Holdings Trust	1,065,285	564,601
Jardine Cycle & Carriage Ltd.	19,511	479,300
Keppel Corp., Ltd.	167,200	767,259
Olam International Ltd.	136,200	174,732
SATS Ltd.	89,000	240,905
Sembcorp Industries Ltd.(a)	115,700	248,747
Sembcorp Marine Ltd.(a)	156,051	192,499
SIA Engineering Co., Ltd.	99,536	259,601
Singapore Airlines Ltd.	67,761	534,962
Singapore Exchange Ltd.	55,300	300,152
Singapore Post Ltd.	115,500	133,521
Singapore Press Holdings Ltd.(a)	158,648	440,611
Singapore Technologies Engineering Ltd.	212,300	450,444
StarHub Ltd.	152,594	397,983
UOL Group Ltd.	18,200	80,054

Total Singapore		6,847,729

Spain - 3.0%
Abengoa S.A. Class B(a)	48,382	10,249
Acerinox S.A.(a)	13,113	134,142
ACS Actividades de Construccion y Servicios S.A.	20,052	588,454
Banco Popular Espanol S.A.	38,993	128,896
Bankinter S.A.	18,163	129,116
Bolsas y Mercados Espanoles SHMSF S.A.(a)	8,118	273,905
Cia de Distribucion Integral Logista Holdings S.A.	4,093	86,435
Distribuidora Internacional de Alimentacion S.A.*	22,054	130,423
Ebro Foods S.A.	11,695	230,646
Enagas S.A.	22,372	631,870
Grifols S.A.	5,047	233,721
Grupo Catalana Occidente S.A.	1,689	58,749
Mapfre S.A.	208,879	524,605
Prosegur Cia de Seguridad S.A.	20,084	92,723
Red Electrica Corp. S.A.	8,816	738,469
Tecnicas Reunidas S.A.(a)	4,051	153,361
Viscofan S.A.	2,727	164,825
Zardoya Otis S.A.	19,254	225,470

Total Spain		4,536,059

Sweden - 3.9%
AAK AB	1,413	105,171
Alfa Laval AB	14,161	260,356
Atlas Copco AB Class B	20,337	471,119
Axfood AB	10,946	190,600
BillerudKorsnas AB	5,044	94,052
Boliden AB	9,424	159,738
Electrolux AB Series B	11,260	274,067
Getinge AB Class B	6,697	176,747
Hexagon AB Class B	6,724	251,075
Husqvarna AB Class B	15,231	101,172
ICA Gruppen AB	10,203	372,026
Investment AB Kinnevik Class B	7,632	237,182
Investment AB Latour Class B	8,289	306,465
Lundbergforetagen AB Class B	4,358	241,611
Meda AB Class A	11,465	145,648
Saab AB Class B	6,210	192,106
Securitas AB Class B	20,081	309,649
Skanska AB Class B	28,928	565,480
SKF AB Class B	20,515	333,862
Swedish Match AB	10,593	377,200
Tele2 AB Class B	29,257	294,111
Trelleborg AB Class B	9,394	183,632
Volvo AB Class A	26,520	254,643
Wallenstam AB Class B	13,995	112,882

Total Sweden		6,010,594

Switzerland - 4.4%
Aryzta AG*	2,253	114,788
Baloise Holding AG Registered Shares	4,164	530,796
Bucher Industries AG Registered Shares	381	86,134
Clariant AG Registered Shares*	14,876	282,510
Coca-Cola HBC AG*	8,950	191,012
DKSH Holding AG*	1,254	79,362
EMS-Chemie Holding AG Registered Shares	886	390,336
Galenica AG Registered Shares	187	294,044
GAM Holding AG*	11,041	184,201
Georg Fischer AG Registered Shares	124	84,112
Helvetia Holding AG Registered Shares	403	227,870
Julius Baer Group Ltd.*	6,361	309,217
Lonza Group AG Registered Shares*	2,301	374,918
OC Oerlikon Corp. AG Registered Shares*	12,176	108,866
Panalpina Welttransport Holding AG Registered Shares	1,262	141,833
Partners Group Holding AG	1,503	542,416
Schindler Holding AG Participation Certificate	1,432	240,336
Schindler Holding AG Registered Shares	1,900	320,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
SFS Group AG*	1,037	$72,517
Sonova Holding AG Registered Shares	1,379	175,371
STMicroelectronics N.V.	77,858	529,876
Straumann Holding AG Registered Shares	662	201,708
Sulzer AG Registered Shares	1,858	175,127
Swatch Group AG (The) Bearer Shares(a)	1,021	357,197
Swatch Group AG (The) Registered Shares	3,727	253,183
Swiss Life Holding AG Registered Shares*	1,213	328,758
Vontobel Holding AG Registered Shares	2,236	106,104

Total Switzerland		6,703,371

United Kingdom - 18.4%
Aberdeen Asset Management PLC	111,463	475,442
Admiral Group PLC	16,686	408,006
Aggreko PLC	9,108	122,698
Amec Foster Wheeler PLC	34,307	216,874
Amlin PLC	45,797	447,864
Antofagasta PLC	26,718	184,809
Ashmore Group PLC(a)	65,322	246,857
Ashtead Group PLC	9,243	152,444
Babcock International Group PLC	15,420	230,912
Barratt Developments PLC	32,061	295,815
Bellway PLC	5,059	211,465
Berendsen PLC	5,673	90,220
Berkeley Group Holdings PLC	15,011	815,959
Booker Group PLC	63,618	170,186
British Land Co. PLC (The)	57,291	663,708
Britvic PLC	8,019	85,985
Bunzl PLC	11,485	319,088
Burberry Group PLC	15,396	271,171
Cable & Wireless Communications PLC	253,751	277,885
Capita PLC	29,998	534,106
Carnival PLC	9,433	537,502
Close Brothers Group PLC	7,725	152,229
CNH Industrial N.V.	54,344	374,275
Cobham PLC	82,988	346,399
Croda International PLC	5,272	236,376
Daily Mail & General Trust PLC Class A Non-Voting Shares	20,014	206,490
Derwent London PLC	2,267	122,694
Direct Line Insurance Group PLC	100,243	602,074
Dixons Carphone PLC	16,859	124,242
DS Smith PLC	45,081	263,587
Dunelm Group PLC	2,449	34,038
easyJet PLC	21,817	559,516
Essentra PLC	7,220	88,112
Evraz PLC*(a)	92,384	99,741
Fresnillo PLC	6,517	68,006
G4S PLC	88,922	295,545
GKN PLC	69,325	315,117
Greene King PLC	10,857	148,820
Halma PLC	13,946	177,801
Hammerson PLC	35,296	312,137
Hargreaves Lansdown PLC	23,450	520,518
Hays PLC	44,311	95,287
Hikma Pharmaceuticals PLC	3,070	104,117
Howden Joinery Group PLC	16,616	128,942
ICAP PLC	56,032	420,773
IG Group Holdings PLC	33,182	392,478
IMI PLC	13,919	176,739
Inchcape PLC	24,444	282,820
Informa PLC	30,860	278,820
Inmarsat PLC	31,755	532,158
InterContinental Hotels Group PLC	8,043	315,095
Intertek Group PLC	4,439	181,689
Intu Properties PLC	74,920	350,377
Investec PLC	45,433	321,024
J Sainsbury PLC(a)	188,000	717,117
Jardine Lloyd Thompson Group PLC	12,982	176,991
John Wood Group PLC	15,217	137,374
Johnson Matthey PLC	7,274	284,861
Jupiter Fund Management PLC	20,406	135,855
Kingfisher PLC	101,845	494,610
London Stock Exchange Group PLC	8,075	326,584
Man Group PLC	152,415	394,251
Meggitt PLC	40,063	221,256
Melrose Industries PLC	49,012	210,143
Merlin Entertainments PLC(b)	18,298	122,846
Michael Page International PLC	5,280	37,689
Micro Focus International PLC	5,470	128,593
Millennium & Copthorne Hotels PLC	18,491	126,295
Mondi PLC	17,956	353,048
Pennon Group PLC	22,146	281,039
Persimmon PLC*	25,846	772,174
Renishaw PLC	2,637	73,069
Rentokil Initial PLC	57,556	135,137
Rexam PLC	45,717	407,326
Rightmove PLC	3,455	210,058
Rotork PLC	28,208	75,959
Royal Mail PLC	70,699	462,662
Saga PLC	23,326	69,276
Sage Group PLC (The)	54,680	486,378
Schroders PLC	8,336	365,644
Segro PLC	56,679	358,717
Severn Trent PLC	17,209	552,182
Smiths Group PLC	21,985	304,433
Spectris PLC	5,820	154,577
Spirax-Sarco Engineering PLC	1,468	71,034
St. James’s Place PLC	20,884	310,272
Stagecoach Group PLC	34,843	152,165
TalkTalk Telecom Group PLC(a)	54,656	175,132
Tate & Lyle PLC	38,234	337,555
Taylor Wimpey PLC	271,181	811,778
Telecity Group PLC	5,957	110,189
Travis Perkins PLC	7,006	203,735
United Utilities Group PLC	53,343	735,511
Victrex PLC	5,962	158,525
Weir Group PLC (The)	9,258	136,454
WH Smith PLC	3,480	90,735
William Hill PLC	53,884	314,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

Investments	Shares	Value
WM Morrison Supermarkets PLC(a)	314,367	$686,678

Total United Kingdom		28,257,441

TOTAL COMMON STOCKS (Cost: $142,221,770)		153,301,777

RIGHTS - 0.0%

Italy - 0.0%
Unione di Banche Italiane SpA, expiring 1/12/16*† (Cost $0)	16,405	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%

United States - 3.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $5,632,664)(d)	5,632,664	5,632,664

TOTAL INVESTMENTS IN SECURITIES - 103.5% (Cost: $147,854,434)		158,934,441
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.5)%		(5,359,112)

NET ASSETS - 100.0%		$153,575,329

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $6,856,680 and the total market value of the collateral held by the Fund was $7,252,485. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,619,821.

RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	EUR	21,791	USD	23,780	$108
1/4/2016	GBP	12,793	USD	18,976	121
1/4/2016	USD	998	CHF	1,000	1
1/5/2016	HKD	180,706	USD	23,314	(2)

					$228

CURRENCY LEGEND

CHF	Swiss franc

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 11.1%
Adelaide Brighton Ltd.	905,772	$3,130,223
ALS Ltd.(a)	613,279	1,682,141
Altium Ltd.	216,674	736,184
AP Eagers Ltd.	247,333	2,285,328
ARB Corp., Ltd.	59,010	692,934
Asaleo Care Ltd.	743,085	862,307
Australian Pharmaceutical Industries Ltd.	815,617	1,145,266
Bega Cheese Ltd.(a)	172,378	928,061
BlueScope Steel Ltd.	314,816	1,014,667
Brickworks Ltd.	89,985	1,029,821
BT Investment Management Ltd.	480,711	4,497,673
Cardno Ltd.(a)	641,914	541,748
carsales.com Ltd.(a)	253,562	2,154,715
Cash Converters International Ltd.(a)	1,028,068	392,685
Collins Foods Ltd.	304,533	1,019,190
Corporate Travel Management Ltd.(a)	96,688	923,634
Cover-More Group Ltd.(a)	430,541	692,261
CSG Ltd.(a)	934,827	1,224,240
CSR Ltd.	913,109	1,919,921
Decmil Group Ltd.	874,824	665,120
Dick Smith Holdings Ltd.(a)	769,150	198,656
Domino’s Pizza Enterprises Ltd.	57,426	2,412,811
Downer EDI Ltd.	689,780	1,806,658
DuluxGroup Ltd.	439,074	2,124,331
ERM Power Ltd.	466,587	531,263
Event Hospitality and Entertainment Ltd.	223,161	2,672,458
Fairfax Media Ltd.	3,402,530	2,277,470
Folkestone Education Trust	653,567	1,074,636
G8 Education Ltd.(a)	732,347	1,902,164
Generation Healthcare REIT	404,231	591,138
Genworth Mortgage Insurance Australia Ltd.(a)	1,099,729	2,208,298
GrainCorp Ltd. Class A	115,939	727,953
GUD Holdings Ltd.	172,203	1,063,681
GWA Group Ltd.(a)	361,639	520,959
IMF Bentham Ltd.(a)	650,547	620,030
Independence Group NL(a)	214,485	396,363
Infomedia Ltd.	577,229	304,473
Invocare Ltd.(a)	129,587	1,132,315
IOOF Holdings Ltd.(a)	451,475	3,127,040
IRESS Ltd.(a)	263,947	1,920,346
Japara Healthcare Ltd.	286,709	667,504
JB Hi-Fi Ltd.(a)	136,779	1,942,505
M2 Group Ltd.(a)	240,442	2,001,240
MACA Ltd.	1,881,174	999,113
Magellan Financial Group Ltd.	173,112	3,430,814
McMillan Shakespeare Ltd.	143,929	1,392,717
Mineral Resources Ltd.(a)	289,276	843,956
MMA Offshore Ltd.(a)	2,131,826	395,508
Monadelphous Group Ltd.(a)	282,757	1,351,579
Myer Holdings Ltd.(a)	2,229,155	1,938,077
MyState Ltd.	151,575	522,720
Navitas Ltd.(a)	609,482	2,070,812
New Hope Corp., Ltd.	995,615	1,336,444
NIB Holdings Ltd.(a)	811,775	2,073,030
Nine Entertainment Co. Holdings Ltd.(a)	1,720,469	2,384,540
Northern Star Resources Ltd.	618,882	1,251,744
Nufarm Ltd.	202,032	1,228,823
Orora Ltd.	1,236,784	2,024,600
OZ Minerals Ltd.	225,731	665,134
OzForex Group Ltd.(a)	388,580	927,293
Pact Group Holdings Ltd.	465,244	1,702,596
Peet Ltd.	1,206,872	904,402
Perpetual Ltd.	58,461	1,984,178
Premier Investments Ltd.	201,238	2,079,032
Primary Health Care Ltd.	653,964	1,113,352
Programmed Maintenance Services Ltd.	840,580	1,510,563
Qube Holdings Ltd.(a)	622,283	1,086,581
Recall Holdings Ltd.	234,495	1,185,717
Retail Food Group Ltd.(a)	258,923	872,197
SAI Global Ltd.	274,107	835,597
Sandfire Resources NL	190,667	780,992
Servcorp Ltd.	159,981	815,923
Seven Group Holdings Ltd.(a)	527,132	2,120,837
Seven West Media Ltd.	4,070,527	2,295,172
SG Fleet Group Ltd.	356,019	1,017,955
Sigma Pharmaceuticals Ltd.	1,382,340	869,949
Sims Metal Management Ltd.(a)	197,606	1,040,882
Slater & Gordon Ltd.(a)	172,823	103,733
SMS Management & Technology Ltd.	275,764	601,896
Southern Cross Media Group Ltd.	1,607,554	1,333,317
Spotless Group Holdings Ltd.(a)	749,029	588,553
Steadfast Group Ltd.	714,040	810,420
Super Retail Group Ltd.(a)	278,089	2,308,513
Thorn Group Ltd.	337,779	533,280
Transpacific Industries Group Ltd.	1,987,691	1,142,454
Veda Group Ltd.	588,219	1,198,284
Villa World Ltd.	457,221	711,873
Village Roadshow Ltd.	295,322	1,594,272
Western Areas Ltd.(a)	237,929	387,756
WorleyParsons Ltd.	652,200	2,196,973

Total Australia		120,326,564

Austria - 0.5%
Austria Technologie & Systemtechnik AG	45,655	722,104
Lenzing AG	16,227	1,225,985
RHI AG	49,969	977,878
S IMMO AG*	98,360	876,157
Schoeller-Bleckmann Oilfield Equipment AG	17,040	933,117
Semperit AG Holding	17,740	599,327

Total Austria		5,334,568

Belgium - 1.9%
Barco N.V.	16,614	1,111,744
Bekaert S.A.(a)	49,655	1,531,093
Cofinimmo S.A.	48,826	5,219,636
D’ieteren S.A./N.V.	41,913	1,566,918
Econocom Group S.A./N.V.	85,462	793,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Euronav N.V.	82,241	$1,132,811
EVS Broadcast Equipment S.A.	44,647	1,406,501
Exmar N.V.	109,859	1,188,744
Fagron(a)	34,271	262,834
Kinepolis Group N.V.	21,885	984,230
Melexis N.V.	36,705	2,000,809
Warehouses De Pauw	32,296	2,850,155

Total Belgium		20,048,863

China - 0.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	517,392	659,578
CITIC Telecom International Holdings Ltd.	3,643,822	1,391,678
CPMC Holdings Ltd.	965,000	596,421
Dah Chong Hong Holdings Ltd.	2,524,000	1,273,374
Goldpac Group Ltd.	864,922	378,326
Poly Property Group Co., Ltd.	3,455,129	1,127,911
Shougang Fushan Resources Group Ltd.(a)	3,730,000	481,281

Total China		5,908,569

Denmark - 1.1%
Dfds A/S	69,574	2,704,047
FLSmidth & Co. A/S(a)	48,050	1,678,652
Matas A/S	56,379	1,091,503
NKT Holding A/S	21,004	1,091,200
Royal Unibrew A/S	47,420	1,933,440
Schouw & Co.	22,563	1,271,053
SimCorp A/S	26,299	1,485,343
Spar Nord Bank A/S	74,991	665,878

Total Denmark		11,921,116

Finland - 3.2%
Aktia Bank Oyj	66,691	746,923
Aspo Oyj	62,791	511,574
Cargotec Oyj Class B(a)	36,726	1,376,393
Caverion Corp.	88,812	871,182
Citycon Oyj*	1,332,031	3,472,765
Cramo Oyj	45,595	946,515
F-Secure Oyj(a)	182,493	511,465
Fiskars Oyj Abp	97,444	1,983,693
Kemira Oyj	231,228	2,732,871
Kesko Oyj Class B	103,953	3,655,355
Konecranes Oyj(a)	74,769	1,859,974
Lassila & Tikanoja Oyj	33,711	663,559
Metsa Board Oyj	268,205	1,998,668
Outotec Oyj(a)	138,027	509,792
PKC Group Oyj	22,851	403,871
Raisio Oyj Class V	205,330	945,732
Ramirent Oyj	260,769	1,827,113
Sanoma Oyj(a)	314,484	1,335,750
Technopolis Oyj	266,765	1,080,905
Tieto Oyj	107,797	2,894,709
Tikkurila Oyj	73,904	1,293,342
Uponor Oyj	82,033	1,211,929
Valmet Oyj	131,313	1,269,543
YIT Oyj(a)	102,392	582,281

Total Finland		34,685,904

France - 2.8%
Albioma S.A.	59,614	968,142
Alten S.A.	31,629	1,835,092
Altran Technologies S.A.	95,707	1,282,947
Assystem	53,990	1,409,344
Bourbon S.A.(a)	171,946	2,792,435
Gaztransport Et Technigaz S.A.	56,492	2,391,175
IPSOS	55,977	1,290,342
Jacquet Metal Service	39,290	610,334
Lectra	46,604	612,574
Metropole Television S.A.	214,850	3,696,922
Montupet	7,815	606,146
Neopost S.A.	119,027	2,905,349
Nexity S.A.	95,234	4,221,387
Saft Groupe S.A.	37,987	1,159,142
Sopra Steria Group	10,885	1,280,580
Tarkett S.A.	70,247	2,196,564
Technicolor S.A. Registered Shares	128,758	1,046,226

Total France		30,304,701

Germany - 4.2%
Aareal Bank AG	67,907	2,149,581
alstria office REIT-AG*	170,492	2,280,805
AURELIUS SE & Co. KGaA	43,255	2,261,058
BayWa AG(a)	38,384	1,184,182
Bechtle AG	16,080	1,538,206
Bertrandt AG	7,300	882,212
Bilfinger SE(a)	87,328	4,123,756
Borussia Dortmund GmbH & Co. KGaA	163,833	714,201
Carl Zeiss Meditec AG Bearer Shares	51,332	1,592,004
Comdirect Bank AG	86,541	1,024,704
CompuGroup Medical AG	38,580	1,416,540
Drillisch AG(a)	93,316	3,962,521
ElringKlinger AG	56,321	1,437,765
Gerresheimer AG	13,039	1,022,518
Gerry Weber International AG(a)	66,531	923,644
Grammer AG	18,400	545,970
Hamburger Hafen und Logistik AG	55,104	841,624
Indus Holding AG	25,734	1,244,270
Jenoptik AG	50,964	796,662
Kloeckner & Co. SE(a)	133,882	1,170,033
Leoni AG	30,105	1,191,863
NORMA Group SE	18,443	1,024,772
Pfeiffer Vacuum Technology AG	11,677	1,186,656
RHOEN-KLINIKUM AG	79,251	2,382,981
Salzgitter AG	15,995	394,855
Sixt SE	38,880	1,993,086
Software AG	55,591	1,595,464
STADA Arzneimittel AG	51,120	2,073,552
Takkt AG	48,462	971,024
VTG AG	24,905	769,424
Wacker Neuson SE	49,647	767,176

Total Germany		45,463,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Hong Kong - 1.4%
Chong Hing Bank Ltd.	312,000	$650,558
Dah Sing Financial Holdings Ltd.	377,829	1,889,108
Goldlion Holdings Ltd.	3,332,000	1,354,271
Hong Kong Aircraft Engineering Co., Ltd.(a)	150,000	1,049,012
Hong Kong Ferry Holdings Co., Ltd.	747,000	886,744
Hongkong & Shanghai Hotels Ltd. (The)	1,159,000	1,292,073
Kowloon Development Co., Ltd.	1,608,000	1,589,296
Lippo China Resources Ltd.(a)	12,170,000	423,979
Liu Chong Hing Investment Ltd.	594,000	712,786
Melco International Development Ltd.(a)	1,068,000	1,604,036
Miramar Hotel & Investment	479,000	847,968
Singamas Container Holdings Ltd.	3,544,000	361,252
Vitasoy International Holdings Ltd.	598,364	1,227,587
Welling Holding Ltd.	5,229,518	1,005,398

Total Hong Kong		14,894,068

Indonesia - 0.1%
Bumitama Agri Ltd.	1,109,000	551,119

Ireland - 0.8%
C&C Group PLC	496,373	2,002,087
Greencore Group PLC	347,349	1,813,866
Irish Continental Group PLC	311,152	1,829,956
Origin Enterprises PLC	125,808	1,031,822
UDG Healthcare PLC	195,479	1,717,175

Total Ireland		8,394,906

Israel - 2.0%
B Communications Ltd.	31,602	801,613
Delek Automotive Systems Ltd.	376,539	3,357,938
Delta-Galil Industries Ltd.	22,200	613,331
Gazit-Globe Ltd.	213,434	1,902,286
Harel Insurance Investments & Financial Services Ltd.	361,108	1,385,575
Industrial Buildings Corp., Ltd.	619,664	460,880
Inrom Construction Industries Ltd.	367,849	875,414
Ituran Location and Control Ltd.	53,122	995,257
Jerusalem Economy Ltd.*	301,401	445,395
Magic Software Enterprises Ltd.	103,413	580,711
Matrix IT Ltd.	170,557	993,259
Melisron Ltd.	49,507	1,584,051
Menorah Mivtachim Holdings Ltd.*	157,163	1,349,056
Migdal Insurance & Financial Holding Ltd.	2,409,801	1,753,911
Osem Investments Ltd.	64,416	1,104,709
Sella Capital Real Estate Ltd.	786,452	1,117,714
Shapir Engineering and Industry Ltd.	328,924	534,252
Shikun & Binui Ltd.	853,949	1,347,515

Total Israel		21,202,867

Italy - 4.5%
Anima Holding SpA(b)	191,608	1,669,313
Ansaldo STS SpA	97,748	1,048,033
Ascopiave SpA	633,759	1,503,580
Astaldi SpA(a)	83,809	511,199
ASTM SpA	175,399	2,200,690
Banca IFIS SpA	84,789	2,655,424
Banca Popolare di Sondrio SCARL	208,781	941,669
Cairo Communication SpA(a)	180,458	895,864
Cementir Holding SpA	90,351	579,566
Danieli & C. Officine Meccaniche SpA RSP	54,198	774,210
Datalogic SpA	62,157	1,107,347
DiaSorin SpA	31,469	1,656,252
Ei Towers SpA	16,260	1,051,846
ERG SpA	200,213	2,712,118
Falck Renewables SpA	762,015	915,521
Immobiliare Grande Distribuzione SIIQ SpA	1,241,665	1,195,730
Industria Macchine Automatiche SpA(a)	55,613	2,899,191
Interpump Group SpA	88,086	1,370,250
Iren SpA	1,574,935	2,549,169
Italcementi SpA	179,778	2,001,752
MARR SpA	115,516	2,394,254
Piaggio & C. SpA(a)	322,979	816,082
RAI Way SpA(b)	250,665	1,284,699
Salini Impregilo SpA	167,583	730,002
Societa Cattolica di Assicurazioni SCRL	308,723	2,461,585
Societa Iniziative Autostradali e Servizi SpA	245,230	2,610,655
Trevi Finanziaria Industriale SpA(a)	443,888	882,418
Unipol Gruppo Finanziario SpA	538,505	2,786,835
UnipolSai SpA	943,196	2,418,041
Vittoria Assicurazioni SpA	55,804	608,624
Zignago Vetro SpA	159,318	1,049,652

Total Italy		48,281,571

Japan - 27.4%
77 Bank Ltd. (The)	268,000	1,459,246
ADEKA Corp.	86,000	1,238,223
Aeon Delight Co., Ltd.	41,800	1,349,956
Ai Holdings Corp.	34,000	870,527
Aica Kogyo Co., Ltd.	33,100	657,900
Aichi Steel Corp.	201,940	956,863
Aida Engineering Ltd.	58,800	613,442
Aisan Industry Co., Ltd.	65,000	675,963
Akita Bank Ltd. (The)	299,000	1,036,477
Alpen Co., Ltd.(a)	40,500	678,395
Amano Corp.	70,000	958,394
Anritsu Corp.	156,165	1,034,652
AOKI Holdings, Inc.	60,000	789,559
Aoyama Trading Co., Ltd.	38,900	1,514,996
Arcs Co., Ltd.	37,000	822,769
Ariake Japan Co., Ltd.	30,700	1,712,432
Asahi Diamond Industrial Co., Ltd.	53,000	574,080
Ashikaga Holdings Co., Ltd.	163,000	640,916
ASKUL Corp.	25,888	1,042,665
Autobacs Seven Co., Ltd.	85,400	1,570,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Avex Group Holdings, Inc.	42,000	$503,113
Axell Corp.	42,500	436,323
Azbil Corp.	67,200	1,740,122
Bando Chemical Industries Ltd.	142,000	597,298
Bank of Nagoya Ltd. (The)(a)	173,000	639,968
Bank of Saga Ltd. (The)	363,764	819,486
Bank of the Ryukyus Ltd.	53,500	759,616
Belluna Co., Ltd.	148,000	824,307
Calsonic Kansei Corp.	132,000	1,181,795
Canon Electronics, Inc.	47,900	795,977
Capcom Co., Ltd.	33,500	815,117
Central Glass Co., Ltd.	231,000	1,069,596
Chiyoda Co., Ltd.	35,700	1,120,308
Citizen Holdings Co., Ltd.	173,500	1,260,559
Cleanup Corp.	81,000	505,009
Coca-Cola East Japan Co., Ltd.	49,500	803,637
Coca-Cola West Co., Ltd.	59,000	1,205,063
COMSYS Holdings Corp.	79,000	1,122,333
CONEXIO Corp.	63,500	603,354
Daido Steel Co., Ltd.	243,000	981,737
Daifuku Co., Ltd.	60,500	1,043,580
Daiichikosho Co., Ltd.	42,400	1,693,603
Daikyo, Inc.	674,000	1,103,770
Daio Paper Corp.(a)	48,300	418,376
Daishi Bank Ltd. (The)	329,000	1,465,930
Daiwabo Holdings Co., Ltd.	460,000	925,392
DCM Holdings Co., Ltd.	152,800	1,116,515
Denka Co., Ltd.	437,000	1,961,678
Doshisha Co., Ltd.	36,800	746,432
Doutor Nichires Holdings Co., Ltd.	38,400	596,933
Dynam Japan Holdings Co., Ltd.(a)	1,358,651	1,479,586
Earth Chemical Co., Ltd.	27,000	1,114,385
Ebara Corp.	309,000	1,487,269
EDION Corp.(a)	110,600	842,176
Eighteenth Bank Ltd. (The)	313,000	921,086
Exedy Corp.	42,300	1,034,160
Fancl Corp.	50,500	704,427
Fields Corp.	37,500	653,394
Foster Electric Co., Ltd.	34,285	758,690
France Bed Holdings Co., Ltd.	118,100	983,717
Fuji Corp., Ltd.	131,200	844,165
Fuji Oil Holdings Inc.	42,500	696,704
Fujikura Ltd.	141,000	772,426
Fujimi, Inc.	50,541	708,360
Fujitec Co., Ltd.	45,500	472,040
Fujitsu General Ltd.	41,000	528,625
Fukuyama Transporting Co., Ltd.(a)	135,000	673,345
Funai Soken Holdings, Inc.	101,400	1,456,579
Furukawa Co., Ltd.	364,000	756,474
Fuso Pharmaceutical Industries Ltd.	282,000	656,386
Geo Holdings Corp.(a)	114,500	1,817,989
Glory Ltd.	27,200	844,524
GMO Internet, Inc.	74,224	988,460
Goldcrest Co., Ltd.	31,500	578,702
GS Yuasa Corp.	271,000	1,018,263
Gulliver International Co., Ltd.(a)	65,540	660,876
Gunze Ltd.	279,000	823,351
H-One Co., Ltd.	98,500	528,139
H2O Retailing Corp.	40,000	789,725
Hakuto Co., Ltd.	73,294	746,375
Hanwa Co., Ltd.	236,000	1,031,930
Heiwa Corp.	120,800	2,278,525
Heiwado Co., Ltd.	69,500	1,537,961
Higashi-Nippon Bank Ltd. (The)	356,000	1,186,716
Hiramatsu, Inc.	85,000	518,642
Hitachi Koki Co., Ltd.	72,800	526,506
Hitachi Kokusai Electric, Inc.	65,000	895,341
Hitachi Maxell Ltd.	54,500	977,688
Hitachi Transport System Ltd.	41,500	732,059
Hitachi Zosen Corp.	100,000	554,470
Hokkoku Bank Ltd. (The)	163,000	546,066
Hokuetsu Bank Ltd. (The)	297,000	632,046
Hokuetsu Kishu Paper Co., Ltd.	192,000	1,139,599
Hokuto Corp.	33,500	648,863
Horiba Ltd.	24,700	964,018
Hosokawa Micron Corp.	126,000	648,356
Hyakujushi Bank Ltd. (The)	163,000	612,461
Idec Corp.	68,200	621,933
Inaba Denki Sangyo Co., Ltd.	33,100	1,068,985
Inabata & Co., Ltd.	79,300	810,172
IT Holdings Corp.	47,200	1,091,962
Ito En Ltd.(a)	41,800	1,084,135
Itochu Enex Co., Ltd.	161,200	1,246,236
Itoham Foods, Inc.	110,000	641,008
IwaiCosmo Holdings, Inc.	64,800	757,917
Iwatani Corp.	114,000	593,242
J-Oil Mills, Inc.	273,000	796,567
Japan Aviation Electronics Industry Ltd.	26,000	379,534
Japan Steel Works Ltd. (The)	124,000	440,151
Jimoto Holdings, Inc.	324,500	542,205
Juroku Bank Ltd. (The)	263,000	1,051,606
K’s Holdings Corp.	36,000	1,235,962
kabu.com Securities Co., Ltd.	481,100	1,519,747
Kaga Electronics Co., Ltd.	52,300	786,924
Kamigumi Co., Ltd.	95,000	827,632
Kandenko Co., Ltd.	143,000	967,638
Kaneka Corp.	165,000	1,735,110
Kanematsu Corp.	351,000	598,155
Kansai Urban Banking Corp.	67,300	760,863
Kato Sangyo Co., Ltd.	37,500	877,842
Kawasaki Kisen Kaisha Ltd.	795,000	1,718,276
Keiyo Bank Ltd. (The)	122,000	584,164
Kiyo Bank Ltd. (The)	74,891	1,091,972
Koatsu Gas Kogyo Co., Ltd.	123,000	693,246
Kohnan Shoji Co., Ltd.	58,000	819,652
Kokuyo Co., Ltd.	103,400	1,128,594
Konaka Co., Ltd.	86,300	489,986
Kurabo Industries Ltd.	384,000	660,776
KYB Corp.	288,000	881,034
Kyokuto Kaihatsu Kogyo Co., Ltd.	61,000	684,567
Kyokuto Securities Co., Ltd.(a)	64,100	815,271
KYORIN Holdings, Inc.	60,200	1,267,105
Kyosan Electric Manufacturing Co., Ltd.(a)	232,000	700,079
Kyoto Kimono Yuzen Co., Ltd.(a)	99,200	750,422
Kyowa Exeo Corp.	87,300	906,419
Kyushu Financial Group, Inc.	146,100	1,028,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Lintec Corp.	52,530	$1,117,455
Lion Corp.	207,000	1,968,561
Maeda Road Construction Co., Ltd.	42,000	711,900
Makino Milling Machine Co., Ltd.	61,000	465,506
Mandom Corp.	22,130	900,506
Maruha Nichiro Corp.	38,500	683,939
Marusan Securities Co., Ltd.	148,000	1,568,644
Matsui Securities Co., Ltd.	313,000	2,901,160
Matsumotokiyoshi Holdings Co., Ltd.	35,900	1,850,285
Max Co., Ltd.	58,547	607,882
MegaChips Corp.(a)	75,300	663,519
Megmilk Snow Brand Co., Ltd.	57,000	1,478,366
Meidensha Corp.	196,000	798,371
Meitec Corp.	40,600	1,402,328
Mie Bank Ltd. (The)	323,056	719,722
Minato Bank Ltd. (The)	432,787	719,543
Ministop Co., Ltd.	37,500	730,080
Mirait Holdings Corp.	60,000	498,275
Misawa Homes Co., Ltd.	71,000	524,702
Mitsubishi Shokuhin Co., Ltd.	31,500	781,379
Mitsui Engineering & Shipbuilding Co., Ltd.	323,000	537,013
Mitsui Home Co., Ltd.	152,775	703,582
Mitsui Mining & Smelting Co., Ltd.	599,000	1,125,350
Mitsui-Soko Holdings Co., Ltd.	238,000	680,594
Miura Co., Ltd.	75,400	1,079,963
Miyazaki Bank Ltd. (The)	218,000	704,950
Monex Group, Inc.	307,038	809,103
Morinaga Milk Industry Co., Ltd.	221,000	1,014,107
Musashino Bank Ltd. (The)	28,500	1,053,099
NAC Co., Ltd.(a)	85,150	695,102
Nachi-Fujikoshi Corp.	101,000	468,498
Nagaileben Co., Ltd.	31,500	542,566
Nagase & Co., Ltd.	84,100	1,074,539
Nankai Electric Railway Co., Ltd.	214,000	1,275,514
NDS Co., Ltd.	300,970	868,171
NEC Networks & System Integration Corp.	37,400	667,196
NET One Systems Co., Ltd.	122,100	786,629
Nichias Corp.	131,000	870,103
Nichiha Corp.	57,400	873,203
Nichirei Corp.	247,000	1,843,851
Nifco, Inc.	38,600	1,806,542
Nihon House Holdings Co., Ltd.(a)	138,000	529,997
Nihon Kohden Corp.	44,100	1,077,800
Nihon Parkerizing Co., Ltd.	60,100	621,009
Nihon Unisys Ltd.(a)	65,800	732,965
Nikkon Holdings Co., Ltd.	51,900	1,045,378
Nippo Corp.	39,000	639,328
Nippon Coke & Engineering Co., Ltd.	677,300	568,663
Nippon Denko Co., Ltd.	306,700	560,904
Nippon Flour Mills Co., Ltd.	223,194	1,612,333
Nippon Kayaku Co., Ltd.	92,000	975,103
Nippon Light Metal Holdings Co., Ltd.	439,000	788,262
Nippon Paper Industries Co., Ltd.	80,400	1,312,653
Nippon Road Co., Ltd. (The)	164,000	815,262
Nippon Shinyaku Co., Ltd.	20,000	744,836
Nippon Soda Co., Ltd.	95,000	572,551
Nippon Steel & Sumikin Bussan Corp.	272,736	940,899
Nippon Valqua Industries Ltd.	287,000	749,142
Nipro Corp.	179,191	1,978,184
Nishi-Nippon City Bank Ltd. (The)	593,000	1,582,385
Nishi-Nippon Railroad Co., Ltd.	239,000	1,414,589
Nishimatsu Construction Co., Ltd.	194,000	741,843
Nisshin Steel Co., Ltd.	95,100	1,019,027
Nisshinbo Holdings, Inc.	66,600	709,765
Nissin Kogyo Co., Ltd.	51,600	754,944
Nitta Corp.	21,500	594,268
Nitto Kogyo Corp.	34,200	604,993
Noevir Holdings Co., Ltd.	28,500	829,212
NOF Corp.	81,000	629,577
Noritake Co., Ltd.	256,000	589,484
North Pacific Bank Ltd.	130,400	456,365
NS Solutions Corp.	75,000	1,727,004
NSD Co., Ltd.	75,000	1,093,562
Ohsho Food Service Corp.	21,500	745,293
Oiles Corp.	32,500	569,517
Oita Bank Ltd. (The)	138,000	541,469
Okabe Co., Ltd.	74,000	572,709
Okamura Corp.	52,000	523,048
Oki Electric Industry Co., Ltd.	525,000	663,369
OKUMA Corp.	58,000	476,362
Okumura Corp.	163,000	926,822
Okuwa Co., Ltd.	69,000	637,832
Onoken Co., Ltd.	62,000	595,287
Onward Holdings Co., Ltd.	169,000	1,048,040
OSG Corp.	54,500	1,041,569
Pal Co., Ltd.	21,700	525,836
Paltac Corp.	75,276	1,352,271
PanaHome Corp.	117,000	892,855
Paramount Bed Holdings Co., Ltd.	19,800	707,760
Park24 Co., Ltd.	105,300	2,563,895
Plenus Co., Ltd.	46,700	784,965
Relo Holdings, Inc.	10,199	1,245,466
Rengo Co., Ltd.	224,000	964,562
Ricoh Leasing Co., Ltd.	20,500	643,314
Riso Kagaku Corp.	45,200	742,092
Rohto Pharmaceutical Co., Ltd.	43,500	875,822
Ryobi Ltd.	204,000	873,353
Ryoden Trading Co., Ltd.	85,000	575,876
Ryosan Co., Ltd.	30,086	780,318
Saibu Gas Co., Ltd.	373,000	868,199
Saizeriya Co., Ltd.	42,200	1,068,199
San-Ai Oil Co., Ltd.	80,000	657,716
San-In Godo Bank Ltd. (The)	118,900	978,519
Sanden Holdings Corp.	273,000	880,535
Sangetsu Co., Ltd.	51,500	949,557
Sankyu, Inc.	258,000	1,331,876
Sanoh Industrial Co., Ltd.	103,500	644,428
Sanrio Co., Ltd.(a)	61,800	1,464,151
Sanwa Holdings Corp.	197,500	1,582,693
Sanyo Chemical Industries Ltd.	90,000	716,738
Sapporo Holdings Ltd.	245,000	1,083,503
Sato Holdings Corp.	32,700	652,396

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Sawai Pharmaceutical Co., Ltd.	17,000	$1,174,363
Seika Corp.	227,000	552,899
Seiko Holdings Corp.	103,000	588,229
Seino Holdings Co., Ltd.	80,600	848,245
Sekisui Jushi Corp.	47,500	660,210
Senko Co., Ltd.(a)	167,000	1,135,592
Senshu Ikeda Holdings, Inc.	229,000	951,827
Senshukai Co., Ltd.(a)	104,500	694,958
Shikoku Bank Ltd. (The)	285,000	651,523
Shimachu Co., Ltd.	33,500	769,167
Shinko Electric Industries Co., Ltd.	120,700	784,633
Shinsho Corp.	224,680	451,994
Ship Healthcare Holdings, Inc.	43,500	1,088,449
Showa Corp.	88,000	827,366
Showa Denko K.K.(a)	810,000	956,149
SKY Perfect JSAT Holdings, Inc.	199,000	1,131,518
Sotetsu Holdings, Inc.	387,000	2,271,266
Space Co., Ltd.	60,000	687,310
St. Marc Holdings Co., Ltd.	19,800	553,863
Star Micronics Co., Ltd.	62,500	824,536
Starts Corp., Inc.	39,500	771,645
Starzen Co., Ltd.	22,200	636,685
Sumitomo Bakelite Co., Ltd.	270,000	1,133,464
Sumitomo Forestry Co., Ltd.	80,100	1,094,013
Sumitomo Osaka Cement Co., Ltd.	313,000	1,157,862
Sumitomo Real Estate Sales Co., Ltd.	34,500	798,724
Sumitomo Riko Co., Ltd.	78,000	656,835
Sumitomo Warehouse Co., Ltd. (The)	174,295	933,089
T-Gaia Corp.	54,400	624,970
Tadano Ltd.	48,000	588,952
Taiyo Holdings Co., Ltd.	38,359	1,490,738
Takasago Thermal Engineering Co., Ltd.	102,500	1,513,280
Takiron Co., Ltd.	122,000	635,887
Toagosei Co., Ltd.	104,800	907,782
Tochigi Bank Ltd. (The)	115,000	663,452
Toda Corp.	148,000	797,240
Toei Co., Ltd.	67,000	661,116
Toho Bank Ltd. (The)	297,000	1,071,516
Toho Holdings Co., Ltd.	42,200	1,035,574
TOKAI Holdings Corp.	164,000	771,636
Tokai Rika Co., Ltd.	80,687	2,018,936
Tokyo Seimitsu Co., Ltd.	28,800	646,650
Tokyo TY Financial Group, Inc.	19,800	669,080
Tokyotokeiba Co., Ltd.(a)	251,000	565,452
TOMONY Holdings, Inc.	154,590	594,997
Toppan Forms Co., Ltd.	108,300	1,296,413
Toshiba Machine Co., Ltd.	129,000	441,814
Toyo Ink SC Holdings Co., Ltd.	278,000	1,143,938
Toyo Securities Co., Ltd.	170,000	532,774
Toyobo Co., Ltd.	828,694	1,171,104
Transcosmos, Inc.	25,500	661,374
TS Tech Co., Ltd.	35,700	936,311
Tsubakimoto Chain Co.	71,000	553,622
Tsugami Corp.(a)	97,247	426,029
Tsumura & Co.	60,000	1,680,868
UACJ Corp.	364,540	863,659
Ube Industries Ltd.	859,000	1,835,180
Union Tool Co.(a)	14,000	386,965
Unipres Corp.	25,400	581,078
United Arrows Ltd.	28,100	1,219,352
Universal Entertainment Corp.(a)	46,300	850,601
Unizo Holdings Co., Ltd.(a)	24,600	998,969
UNY Group Holdings Co., Ltd.	224,500	1,423,945
Ushio, Inc.	68,000	948,535
Valor Holdings Co., Ltd.	49,800	1,181,919
Vital KSK Holdings, Inc.	91,000	746,640
Wacoal Holdings Corp.	80,000	964,296
Wacom Co., Ltd.(a)	229,300	918,763
Wakita & Co., Ltd.	62,000	540,139
Yamazen Corp.	88,600	820,486
Yuasa Trading Co., Ltd.	36,900	921,771
Yumeshin Holdings Co., Ltd.(a)	117,500	596,804
Zenrin Co., Ltd.	43,800	900,067
Zeon Corp.	88,000	716,173

Total Japan		296,117,714

Netherlands - 1.3%
Accell Group	44,715	1,023,209
Amsterdam Commodities N.V.	46,612	1,174,723
Arcadis N.V.	69,205	1,395,668
BE Semiconductor Industries N.V.	88,176	1,777,781
Beter Bed Holding N.V.	24,705	603,297
BinckBank N.V.	114,473	988,474
Brunel International N.V.	79,846	1,457,177
Kendrion N.V.	24,075	633,810
NSI N.V.	434,382	1,875,680
TKH Group N.V. CVA	39,963	1,625,338
USG People N.V.	57,747	1,077,711

Total Netherlands		13,632,868

New Zealand - 4.7%
Air New Zealand Ltd.	2,342,965	4,739,802
EBOS Group Ltd.	227,610	2,142,550
Fisher & Paykel Healthcare Corp., Ltd.	720,112	4,387,599
Fonterra Co-operative Group Ltd.(a)	214,800	880,842
Freightways Ltd.	233,825	994,076
Genesis Energy Ltd.	3,786,105	5,002,497
Heartland Bank Ltd.(a)	1,150,538	1,039,709
Infratil Ltd.	1,034,364	2,319,111
Kathmandu Holdings Ltd.(a)	1,119,440	1,195,535
Kiwi Property Group Ltd.	2,304,100	2,129,472
Mainfreight Ltd.	73,724	775,241
Meridian Energy Ltd.	2,959,122	4,841,698
Nuplex Industries Ltd.	362,677	1,179,371
Restaurant Brands New Zealand Ltd.	280,845	853,663
Skellerup Holdings Ltd.	986,641	1,019,936
SKY Network Television Ltd.	899,775	2,827,376
SKYCITY Entertainment Group Ltd.	1,021,111	3,096,803
Tower Ltd.	590,534	768,131
Trade Me Group Ltd.	925,811	2,649,327
TrustPower Ltd.	701,925	3,748,195
Z Energy Ltd.	892,973	4,132,586

Total New Zealand		50,723,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
Norway - 3.7%
ABG Sundal Collier Holding ASA	1,607,974	$1,202,617
Aker ASA Class A	166,123	3,077,968
Aker Solutions ASA	348,411	1,192,683
American Shipping Co. ASA*	2,000	5,988
Atea ASA*	274,288	2,277,638
Austevoll Seafood ASA	362,639	2,212,375
Borregaard ASA	124,953	697,371
Entra ASA(b)	241,791	1,946,326
Kongsberg Gruppen ASA(a)	118,496	1,941,164
Kvaerner ASA(a)	2,850,389	2,647,076
Leroy Seafood Group ASA	85,265	3,178,888
Ocean Yield ASA	370,611	2,868,133
Petroleum Geo-Services ASA	157,103	645,178
Protector Forsikring ASA	127,530	1,062,588
Salmar ASA	337,605	5,911,954
Selvaag Bolig ASA	227,226	705,962
SpareBank 1 Nord Norge	222,793	923,758
SpareBank 1 SMN	154,001	878,629
Tomra Systems ASA	142,503	1,537,510
Veidekke ASA	188,233	2,307,363
Wilh. Wilhelmsen ASA	363,078	1,447,988
XXL ASA(b)	96,248	1,109,130

Total Norway		39,778,287

Portugal - 0.6%
Altri, SGPS, S.A.	154,460	800,358
CTT-Correios de Portugal S.A.	226,942	2,182,751
REN - Redes Energeticas Nacionais, SGPS, S.A.	758,683	2,292,806
Semapa-Sociedade de Investimento e Gestao	128,286	1,769,138

Total Portugal		7,045,053

Singapore - 3.1%
Accordia Golf Trust	3,734,500	1,408,351
Asian Pay Television Trust	5,772,200	2,604,031
Chip Eng Seng Corp., Ltd.	2,284,378	1,143,276
Cosco Corp. Singapore Ltd.(a)	1,629,000	528,206
CWT Ltd.(a)	654,876	886,309
Dyna-Mac Holdings Ltd.(a)	5,095,000	531,534
First Resources Ltd.(a)	1,022,000	1,383,174
GuocoLand Ltd.(a)	602,000	765,946
Ho Bee Land Ltd.	497,100	707,815
Hyflux Ltd.(a)	1,437,900	572,667
Keppel Infrastructure Trust	3,788,900	1,362,097
Lian Beng Group Ltd.	2,426,700	863,838
Low Keng Huat Singapore Ltd.	1,842,000	798,527
M1 Ltd.	1,525,500	2,924,865
OSIM International Ltd.(a)	1,008,600	767,834
Pacc Offshore Services Holdings Ltd.	3,605,400	762,429
Pacific Radiance Ltd.(a)	2,513,742	549,297
Petra Foods Ltd.	453,803	674,955
QAF Ltd.	749,000	557,005
Raffles Education Corp., Ltd.	2,446,300	439,718
Raffles Medical Group Ltd.(a)	382,000	1,120,164
Religare Health Trust	1,975,432	1,392,473
Rotary Engineering Ltd.	1,857,300	458,221
Sheng Siong Group Ltd.	1,619,000	958,630
SMRT Corp., Ltd.(a)	962,300	1,020,873
Super Group Ltd.	1,188,900	703,962
Swissco Holdings Ltd.	2,256,500	357,884
UMS Holdings Ltd.	2,233,167	810,687
United Engineers Ltd.	836,689	1,173,659
UOB-Kay Hian Holdings Ltd.	556,400	553,007
Venture Corp., Ltd.	523,544	3,026,159
Wee Hur Holdings Ltd.	2,705,599	514,934
Wing Tai Holdings Ltd.	709,700	877,964
Yanlord Land Group Ltd.	1,100,000	779,262

Total Singapore		33,979,753

Spain - 0.7%
Cie Automotive S.A.	93,654	1,571,826
Duro Felguera S.A.(a)	471,725	676,414
Ence Energia y Celulosa S.A.(a)	299,606	1,137,490
Faes Farma S.A.	277,816	832,945
Indra Sistemas S.A.*(a)	204,911	1,929,674
Obrascon Huarte Lain S.A.	105,260	602,593
Papeles y Cartones de Europa S.A.	121,389	685,697
Pescanova S.A.*†	7,082	0

Total Spain		7,436,639

Sweden - 6.1%
Acando AB	534,440	1,090,358
AF AB Class B	94,190	1,606,032
Atrium Ljungberg AB Class B	117,689	1,856,646
Avanza Bank Holding AB	19,807	863,411
Betsson AB*	86,210	1,590,119
Bilia AB Class A	101,474	2,310,987
Castellum AB	240,642	3,445,246
Clas Ohlson AB Class B	94,044	1,706,727
Com Hem Holding AB	73,676	671,164
Duni AB	90,683	1,522,032
Elekta AB Class B(a)	478,584	4,092,936
Fabege AB	236,496	3,930,099
Haldex AB	44,085	415,719
HIQ International AB*	138,527	838,004
Holmen AB Class B	76,866	2,385,138
Indutrade AB	34,468	1,964,495
Intrum Justitia AB	72,437	2,479,695
JM AB	92,853	2,783,189
KappAhl AB(a)	155,496	566,238
KNOW IT AB	111,627	748,099
Kungsleden AB	168,625	1,210,093
Lifco AB Class B	39,431	991,551
Lindab International AB	72,639	541,953
Loomis AB Class B	75,529	2,369,632
Mekonomen AB	55,312	1,135,029
Modern Times Group MTG AB Class B	102,767	2,641,521
NCC AB Class B	129,654	4,044,671
NetEnt AB*	20,740	1,216,512
Nobia AB	107,492	1,351,523
Nolato AB Class B	43,865	1,339,790
Nordnet AB Class B	188,950	918,909
Peab AB	346,069	2,662,038
Platzer Fastigheter Holding AB Class B	123,014	554,472
Proffice AB Class B	248,259	730,295
Ratos AB Class B	389,496	2,255,959
Scandi Standard AB	92,123	592,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
SkiStar AB	59,512	$875,322
Sweco AB Class B(a)	106,306	1,566,736
Wihlborgs Fastigheter AB	104,957	2,128,869

Total Sweden		65,994,011

Switzerland - 1.6%
Allreal Holding AG Registered Shares*	23,047	3,076,003
Ascom Holding AG Registered Shares	44,549	707,621
BKW AG	59,808	2,270,434
Cembra Money Bank AG*	53,025	3,411,399
Daetwyler Holding AG Bearer Shares	8,810	1,262,092
EFG International AG*	60,876	641,600
Gategroup Holding AG*	20,981	924,338
Implenia AG Registered Shares	21,353	1,090,048
Kudelski S.A. Bearer Shares	51,232	739,563
Mobilezone Holding AG Registered Shares	52,370	750,759
Swissquote Group Holding S.A. Registered Shares	16,267	410,331
Tecan Group AG Registered Shares	6,332	1,030,452
Temenos Group AG Registered Shares*	27,866	1,446,193

Total Switzerland		17,760,833

United Kingdom - 16.3%
A.G.Barr PLC	87,534	687,657
Abcam PLC	110,134	1,079,471
Acacia Mining PLC	228,440	606,056
Al Noor Hospitals Group PLC	55,958	913,840
Assura PLC	808,328	658,841
AVEVA Group PLC	31,947	761,863
BBA Aviation PLC	1,061,140	2,957,551
BGEO Group PLC	49,198	1,380,646
Big Yellow Group PLC	161,228	1,915,330
Bodycote PLC	312,185	2,615,836
Bovis Homes Group PLC	145,859	2,182,063
Brammer PLC	177,615	477,106
Brewin Dolphin Holdings PLC	335,963	1,535,541
Card Factory PLC	239,704	1,290,251
Carillion PLC(a)	896,689	4,003,217
Central Asia Metals PLC	318,708	720,470
Chesnara PLC	249,995	1,234,367
Cineworld Group PLC	272,080	2,255,731
Computacenter PLC	120,185	1,509,239
Concentric AB	43,168	547,882
Connect Group PLC	461,992	1,145,665
Costain Group PLC	188,098	1,035,483
Countrywide PLC	203,565	1,198,338
Cranswick PLC	52,525	1,484,851
Crest Nicholson Holdings PLC	248,845	2,042,924
Dairy Crest Group PLC	240,037	2,405,776
Darty PLC	811,267	1,231,598
De La Rue PLC	262,053	1,712,009
Debenhams PLC	1,885,727	2,035,891
Dechra Pharmaceuticals PLC	81,226	1,308,529
Devro PLC	211,231	902,867
Diploma PLC	101,644	1,140,078
Domino’s Pizza Group PLC	180,763	2,802,808
Drax Group PLC(a)	496,084	1,787,000
E2V Technologies PLC	328,662	1,088,723
Electrocomponents PLC	814,290	2,860,034
Elementis PLC	278,818	941,486
EMIS Group PLC	64,513	1,082,076
esure Group PLC	592,706	2,211,929
Fenner PLC	491,520	1,035,966
Ferrexpo PLC	1,569,647	497,403
Fidessa Group PLC	49,545	1,462,678
Foxtons Group PLC	204,988	568,008
Galliford Try PLC	99,869	2,244,753
GAME Digital PLC(a)	166,123	296,267
Genus PLC	44,248	1,013,474
Go-Ahead Group PLC	63,423	2,494,959
Greggs PLC	104,992	2,033,385
Halfords Group PLC	274,538	1,357,168
Hargreaves Services PLC	136,523	519,151
Helical Bar PLC	172,463	1,206,782
Hill & Smith Holdings PLC	131,881	1,471,452
Hilton Food Group PLC	97,645	771,406
Home Retail Group PLC	708,910	1,040,161
HomeServe PLC	397,838	2,425,827
Hunting PLC	203,064	914,349
Interserve PLC	186,806	1,433,110
ITE Group PLC	432,074	1,004,606
J D Wetherspoon PLC(a)	77,295	852,729
James Fisher & Sons PLC	32,036	551,505
James Halstead PLC	207,003	1,453,810
John Menzies PLC	104,430	638,765
Johnson Service Group PLC	448,546	580,126
Just Retirement Group PLC	340,244	832,466
Kcom Group PLC	1,065,577	1,813,990
Keller Group PLC	57,760	709,579
Kier Group PLC	126,086	2,585,009
Ladbrokes PLC	2,709,391	4,780,066
Laird PLC	456,120	2,385,905
Lookers PLC	381,611	1,040,545
LSL Property Services PLC	139,128	584,423
Marshalls PLC	239,786	1,148,617
Marston’s PLC	1,084,159	2,660,574
McColl’s Retail Group PLC	259,304	515,954
Mears Group PLC	98,793	681,460
Mitie Group PLC	426,436	1,954,710
Moneysupermarket.com Group PLC	795,216	4,301,493
Morgan Advanced Materials PLC	293,050	1,068,586
Morgan Sindall Group PLC	68,688	749,170
N Brown Group PLC	446,973	2,037,649
National Express Group PLC	714,331	3,503,893
NCC Group PLC	233,874	1,034,121
NMC Health PLC	91,776	1,136,933
Northgate PLC	70,887	411,130
Nostrum Oil & Gas PLC	199,772	1,192,204
Novae Group PLC	126,311	1,660,635
Numis Corp. PLC	200,000	721,843
Pace PLC	125,243	766,810
Pan African Resources PLC	7,612,074	872,311
PayPoint PLC	95,367	1,295,274
Pendragon PLC	1,231,491	848,557
Photo-Me International PLC	378,375	842,107
Polar Capital Holdings PLC(a)	218,545	1,308,989
Premier Farnell PLC	772,548	1,115,885
PZ Cussons PLC(a)	316,309	1,327,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2015

Investments	Shares	Value
QinetiQ Group PLC	449,301	$1,793,967
Rank Group PLC	394,650	1,657,773
Redde PLC	584,040	1,773,282
Redrow PLC	99,017	686,069
Restaurant Group PLC (The)	172,360	1,741,454
Ricardo PLC	60,686	809,031
RPC Group PLC	267,023	3,278,399
RPS Group PLC	329,072	1,149,496
RWS Holdings PLC	348,714	1,080,621
Safestore Holdings PLC	171,856	905,289
Savills PLC	111,835	1,460,426
Schroders PLC Non-Voting Shares	63,145	2,108,023
Senior PLC	236,041	799,128
Shanks Group PLC	409,675	582,686
SIG PLC	446,362	944,734
Soco International PLC	742,575	1,611,624
Spirent Communications PLC	664,302	700,067
St. Modwen Properties PLC	103,339	631,940
SThree PLC	160,733	772,308
Synthomer PLC	287,003	1,345,607
Ted Baker PLC	23,070	1,016,006
Telecom Plus PLC(a)	156,086	2,463,891
TT electronics PLC	288,532	665,543
Tullett Prebon PLC	367,448	2,015,225
Tyman PLC	159,561	710,235
U & I Group PLC	142,109	471,273
Ultra Electronics Holdings PLC	44,501	1,296,059
Unite Group PLC (The)	98,954	956,765
Vesuvius PLC	378,985	1,860,650
WS Atkins PLC	94,281	2,259,502
Xchanging PLC	334,965	952,851
Zoopla Property Group PLC(b)	135,063	476,771

Total United Kingdom		176,484,206

TOTAL COMMON STOCKS (Cost: $1,029,981,499)		1,076,270,809

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A., expiring 1/4/16* (Cost $22,748)	277,816	25,350

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(c)	433	24,248
WisdomTree Japan SmallCap Dividend Fund(c)	348	19,683

TOTAL EXCHANGE-TRADED FUNDS (Cost: $42,225)		43,931

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.2%

United States - 8.2%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(d) (Cost: $88,212,549)(e)	88,212,549	88,212,549

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $1,118,259,021)		1,164,552,639
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (7.8)%		(84,345,361)

NET ASSETS - 100.0%		$1,080,207,278

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(e)

At December 31, 2015, the total market value of the Fund’s securities on loan was $87,025,159 and the total market value of the collateral held by the Fund was $92,103,792. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,891,243.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.7%

Japan - 100.7%

Auto Components - 16.7%
Aisin Seiki Co., Ltd.	750	$32,670
Bridgestone Corp.	2,252	78,140
Calsonic Kansei Corp.	711	6,366
Denso Corp.	1,818	87,927
Eagle Industry Co., Ltd.	100	1,855
Exedy Corp.	162	3,961
FCC Co., Ltd.	168	3,611
HI-LEX Corp.	100	2,914
Keihin Corp.	177	3,146
Koito Manufacturing Co., Ltd.	536	22,323
KYB Corp.	1,106	3,383
Mitsuba Corp.	177	2,779
NGK Spark Plug Co., Ltd.	637	17,024
NHK Spring Co., Ltd.	913	9,275
Nifco, Inc.(a)	209	9,782
Nissin Kogyo Co., Ltd.	168	2,458
NOK Corp.	465	11,048
Pacific Industrial Co., Ltd.	200	2,231
Sanden Holdings Corp.	720	2,322
Stanley Electric Co., Ltd.	568	12,616
Sumitomo Electric Industries Ltd.	2,719	38,967
Sumitomo Rubber Industries Ltd.	767	10,080
Tokai Rika Co., Ltd.	224	5,605
Topre Corp.	179	4,150
Toyo Tire & Rubber Co., Ltd.	429	8,573
Toyoda Gosei Co., Ltd.	226	5,200
Toyota Boshoku Corp.	356	7,262
TPR Co., Ltd.	115	3,284
TS Tech Co., Ltd.	190	4,983
Unipres Corp.	163	3,729
Yokohama Rubber Co., Ltd. (The)	549	8,539

Total Auto Components		416,203

Automobiles - 33.1%
Daihatsu Motor Co., Ltd.	782	10,668
Fuji Heavy Industries Ltd.	2,357	98,496
Honda Motor Co., Ltd.	6,330	205,747
Isuzu Motors Ltd.	2,336	25,516
Mazda Motor Corp.	2,236	46,915
Mitsubishi Motors Corp.	2,453	21,003
Nissan Motor Co., Ltd.	8,753	93,100
Nissan Shatai Co., Ltd.	362	3,954
Suzuki Motor Corp.	1,709	52,608
Toyota Motor Corp.	3,879	241,456
Yamaha Motor Co., Ltd.	1,030	23,495

Total Automobiles		822,958

Building Products - 5.1%
Aica Kogyo Co., Ltd.	250	4,969
Asahi Glass Co., Ltd.	3,538	20,470
Bunka Shutter Co., Ltd.	336	2,868
Central Glass Co., Ltd.	780	3,612
Daikin Industries Ltd.	1,018	75,325
Nippon Sheet Glass Co., Ltd.*(a)	3,653	2,976
Nitto Boseki Co., Ltd.	966	2,626
Noritz Corp.(a)	176	2,717
Sanwa Holdings Corp.	935	7,493
Takasago Thermal Engineering Co., Ltd.	312	4,606

Total Building Products		127,662

Chemicals - 1.6%
Kansai Paint Co., Ltd.	1,032	15,828
Nippon Paint Holdings Co., Ltd.	820	20,163
Toyo Ink SC Holdings Co., Ltd.	831	3,420

Total Chemicals		39,411

Construction & Engineering - 1.8%
COMSYS Holdings Corp.	376	5,342
JGC Corp.	1,064	16,478
Kandenko Co., Ltd.	563	3,810
Kyowa Exeo Corp.	379	3,935
Kyudenko Corp.	226	4,088
Mirait Holdings Corp.	319	2,649
Nippon Densetsu Kogyo Co., Ltd.	201	4,430
Taikisha Ltd.	159	3,842

Total Construction & Engineering		44,574

Electrical Equipment - 7.9%
Daihen Corp.	470	2,243
Fuji Electric Co., Ltd.	2,547	10,819
Fujikura Ltd.	1,602	8,776
Furukawa Electric Co., Ltd.	3,095	6,612
GS Yuasa Corp.	1,167	4,385
Mitsubishi Electric Corp.	7,810	83,265
Nidec Corp.	952	69,935
Nitto Kogyo Corp.	200	3,538
Ushio, Inc.	535	7,463

Total Electrical Equipment		197,036

Machinery - 28.7%
Aida Engineering Ltd.	262	2,733
Amada Holdings Co., Ltd.	1,295	12,531
Asahi Diamond Industrial Co., Ltd.	249	2,697
CKD Corp.	310	3,131
Daifuku Co., Ltd.	438	7,555
DMG Mori Co., Ltd.	516	6,112
Ebara Corp.	1,792	8,625
FANUC Corp.	672	117,759
Fuji Machine Manufacturing Co., Ltd.	400	4,260
Fujitec Co., Ltd.	340	3,527
Furukawa Co., Ltd.	1,714	3,562
Glory Ltd.	231	7,172
Hino Motors Ltd.	1,100	12,884
Hitachi Construction Machinery Co., Ltd.(a)	358	5,648
Hitachi Zosen Corp.	753	4,175
Hoshizaki Electric Co., Ltd.	188	11,815
IHI Corp.	5,925	16,599
Japan Steel Works Ltd. (The)	1,703	6,045
JTEKT Corp.	925	15,417
Kawasaki Heavy Industries Ltd.	5,974	22,447
Komatsu Ltd.	3,323	55,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2015

Investments	Shares	Value
Kubota Corp.	4,217	$66,185
Kurita Water Industries Ltd.	400	8,449
Makino Milling Machine Co., Ltd.	399	3,045
Makita Corp.	449	26,239
Meidensha Corp.	1,039	4,232
Minebea Co., Ltd.	1,652	14,406
Mitsubishi Heavy Industries Ltd.	11,325	50,207
Mitsui Engineering & Shipbuilding Co., Ltd.	3,547	5,897
Miura Co., Ltd.	500	7,162
Nabtesco Corp.	528	10,876
Nachi-Fujikoshi Corp.	818	3,794
NGK Insulators Ltd.	1,103	25,252
Nitta Corp.	100	2,764
NSK Ltd.	1,953	21,528
NTN Corp.	2,059	8,849
Obara Group, Inc.	45	1,653
OKUMA Corp.	556	4,567
OSG Corp.	364	6,957
Ryobi Ltd.	600	2,569
Shinmaywa Industries Ltd.	351	3,180
SMC Corp.	262	69,194
Star Micronics Co., Ltd.	149	1,966
Sumitomo Heavy Industries Ltd.	2,327	10,601
Tadano Ltd.	412	5,055
Takeuchi Manufacturing Co., Ltd.	200	4,122
Takuma Co., Ltd.	300	2,476
THK Co., Ltd.	482	9,047
Tsubakimoto Chain Co.	574	4,476

Total Machinery		714,469

Metals & Mining - 5.8%
Daido Steel Co., Ltd.	1,711	6,913
Hitachi Metals Ltd.	798	9,984
JFE Holdings, Inc.	2,022	32,273
Kobe Steel Ltd.	13,106	14,490
Nippon Steel & Sumitomo Metal Corp.	3,300	66,277
Nisshin Steel Co., Ltd.	400	4,286
Sanyo Special Steel Co., Ltd.	720	3,453
Tokyo Steel Manufacturing Co., Ltd.	369	2,319
Yamato Kogyo Co., Ltd.	191	4,922

Total Metals & Mining		144,917

TOTAL COMMON STOCKS (Cost: $2,661,995)		2,507,230

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $14,225)(c)	14,225	14,225

TOTAL INVESTMENTS IN SECURITIES - 101.3% (Cost: $2,676,220)		2,521,455
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.3)%		(32,650)

NET ASSETS - 100.0%		$2,488,805

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $13,401 and the total market value of the collateral held by the Fund was $14,225.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	69,346,798	USD	563,193	$(13,295)
1/6/2016	JPY	69,340,547	USD	563,193	(13,243)
1/6/2016	JPY	69,345,503	USD	563,193	(13,285)
1/6/2016	JPY	52,833,778	USD	429,103	(10,111)
1/6/2016	JPY	69,342,856	USD	563,193	(13,263)
1/6/2016	USD	97,523	JPY	11,802,457	592
1/6/2016	USD	638,336	JPY	76,782,437	(34)
1/6/2016	USD	648,672	JPY	78,026,160	(31)
1/6/2016	USD	648,672	JPY	78,029,663	(2)
1/6/2016	USD	648,672	JPY	78,024,862	(42)
2/3/2016	JPY	73,914,661	USD	614,836	1
2/3/2016	JPY	75,111,629	USD	624,790	(1)
2/3/2016	JPY	75,115,002	USD	624,790	(29)
2/3/2016	JPY	75,113,815	USD	624,790	(19)

					$(62,762)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.5%

Japan - 100.5%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	231,400	$4,120,361
Yusen Logistics Co., Ltd.	147,200	1,985,998

Total Air Freight & Logistics		6,106,359

Airlines - 0.9%
Japan Airlines Co., Ltd.	3,561,100	128,950,926

Auto Components - 7.3%
Aisan Industry Co., Ltd.	223,800	2,327,393
Aisin Seiki Co., Ltd.	1,859,908	81,016,816
Bridgestone Corp.	7,771,885	269,669,130
Calsonic Kansei Corp.	1,604,000	14,360,597
Daido Metal Co., Ltd.	464,800	4,323,631
Denso Corp.	5,837,079	282,307,042
Eagle Industry Co., Ltd.	342,400	6,350,176
Exedy Corp.	378,015	9,241,798
FCC Co., Ltd.	429,700	9,237,327
Keihin Corp.	555,934	9,880,601
Koito Manufacturing Co., Ltd.	517,901	21,569,342
KYB Corp.	594,000	1,817,133
NGK Spark Plug Co., Ltd.	849,064	22,692,055
NHK Spring Co., Ltd.	1,657,800	16,840,530
Nifco, Inc.	430,445	20,145,520
NOK Corp.	802,400	19,063,629
Pacific Industrial Co., Ltd.(a)	873,600	9,745,802
Press Kogyo Co., Ltd.	1,749,000	7,691,267
Sanden Holdings Corp.	2,005,000	6,466,935
Showa Corp.	880,000	8,273,661
Stanley Electric Co., Ltd.	805,107	17,883,087
Sumitomo Electric Industries Ltd.	4,635,283	66,430,258
Sumitomo Rubber Industries Ltd.(a)	2,800,291	36,803,359
Tokai Rika Co., Ltd.	1,089,214	27,254,118
Topre Corp.	467,200	10,831,878
Toyo Tire & Rubber Co., Ltd.	1,131,700	22,616,125
Toyoda Gosei Co., Ltd.	718,700	16,537,359
Toyota Boshoku Corp.	657,236	13,407,516
TPR Co., Ltd.	263,994	7,538,297
TS Tech Co., Ltd.	443,832	11,640,467
Unipres Corp.	342,000	7,823,966
Yokohama Rubber Co., Ltd. (The)(a)	1,378,400	21,438,850

Total Auto Components		1,083,225,665

Automobiles - 14.1%
Daihatsu Motor Co., Ltd.(a)	2,960,669	40,387,862
Fuji Heavy Industries Ltd.	4,240,567	177,208,781
Honda Motor Co., Ltd.	14,500,147	471,304,499
Isuzu Motors Ltd.	6,241,100	68,172,454
Mazda Motor Corp.	870,415	18,262,833
Mitsubishi Motors Corp.	5,682,701	48,656,902
Nissan Motor Co., Ltd.	43,682,404	464,621,438
Suzuki Motor Corp.	1,417,636	43,638,606
Toyota Motor Corp.	11,697,375	728,126,223
Yamaha Motor Co., Ltd.	2,105,700	48,032,261

Total Automobiles		2,108,411,859

Banks - 8.0%
Mitsubishi UFJ Financial Group, Inc.	106,480,622	670,156,523
Mizuho Financial Group, Inc.	258,919,144	524,101,680

Total Banks		1,194,258,203

Beverages - 1.1%
Kirin Holdings Co., Ltd.	7,678,345	105,158,763
Suntory Beverage & Food Ltd.	1,419,500	62,776,840

Total Beverages		167,935,603

Building Products - 1.3%
Aica Kogyo Co., Ltd.	539,600	10,725,164
Asahi Glass Co., Ltd.	10,503,735	60,772,264
Central Glass Co., Ltd.	1,765,000	8,172,451
Daikin Industries Ltd.	1,165,149	86,212,987
Noritz Corp.	571,000	8,814,556
Sanwa Holdings Corp.	1,931,031	15,474,574

Total Building Products		190,171,996

Capital Markets - 1.3%
Monex Group, Inc.	2,031,396	5,353,112
Nomura Holdings, Inc.	32,957,345	186,053,726

Total Capital Markets		191,406,838

Chemicals - 6.1%
ADEKA Corp.	855,400	12,315,996
Asahi Kasei Corp.	9,470,522	64,784,842
Daicel Corp.	1,996,842	30,111,571
Denka Co., Ltd.	5,448,076	24,456,220
DIC Corp.	9,404,538	25,799,057
Fujimi, Inc.	540,500	7,575,402
Hitachi Chemical Co., Ltd.	1,191,615	19,177,577
JSR Corp.	1,755,100	27,706,346
Kaneka Corp.	2,334,000	24,543,913
Kansai Paint Co., Ltd.	866,900	13,295,902
Kuraray Co., Ltd.	2,606,537	31,895,112
Kureha Corp.(a)	1,188,000	4,621,838
Lintec Corp.	746,947	15,889,583
Mitsubishi Chemical Holdings Corp.	10,018,663	64,486,893
Mitsubishi Gas Chemical Co., Inc.	2,923,564	15,116,645
Mitsui Chemicals, Inc.	4,050,079	18,247,997
Nippon Kayaku Co., Ltd.	1,740,000	18,442,163
Nippon Paint Holdings Co., Ltd.(a)	675,800	16,617,618
Nippon Shokubai Co., Ltd.	221,200	15,574,745
Nippon Soda Co., Ltd.	1,020,000	6,147,388
Nippon Synthetic Chemical Industry Co., Ltd. (The)	1,077,000	7,798,055
Nissan Chemical Industries Ltd.	920,053	21,178,160
Nitto Denko Corp.	790,074	58,532,270
NOF Corp.	922,000	7,166,299
Sanyo Chemical Industries Ltd.	1,167,000	9,293,703
Shin-Etsu Chemical Co., Ltd.	2,026,979	111,496,904
Showa Denko K.K.(a)	11,971,312	14,131,313
Sumitomo Bakelite Co., Ltd.	3,636,000	15,263,976
Sumitomo Chemical Co., Ltd.	7,134,485	41,575,078
Taiyo Holdings Co., Ltd.	236,526	9,192,062
Taiyo Nippon Sanso Corp.	1,488,453	13,635,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Investments	Shares	Value
Teijin Ltd.	3,515,000	$12,126,231
Toray Industries, Inc.	7,108,318	66,772,512
Tosoh Corp.	2,946,614	15,358,302
Toyobo Co., Ltd.	10,589,513	14,965,021
Ube Industries Ltd.	9,622,000	20,556,582
Zeon Corp.	893,000	7,267,526

Total Chemicals		903,116,242

Commercial Services & Supplies - 0.1%
Pilot Corp.	82,000	3,404,880
Sato Holdings Corp.	329,367	6,571,186

Total Commercial Services & Supplies		9,976,066

Communications Equipment - 0.1%
Hitachi Kokusai Electric, Inc.	1,026,000	14,132,607

Construction & Engineering - 0.1%
JGC Corp.	582,416	9,019,834
Penta-Ocean Construction Co., Ltd.	1,039,200	4,379,853

Total Construction & Engineering		13,399,687

Construction Materials - 0.1%
Taiheiyo Cement Corp.	6,906,000	20,322,740

Containers & Packaging - 0.1%
Fuji Seal International, Inc.	266,491	8,108,043

Electrical Equipment - 1.8%
Denyo Co., Ltd.	79,900	1,261,317
Fuji Electric Co., Ltd.	4,925,869	20,924,553
Fujikura Ltd.	1,568,577	8,592,977
Furukawa Electric Co., Ltd.	4,893,000	10,453,477
GS Yuasa Corp.	2,896,920	10,884,973
Mitsubishi Electric Corp.	12,915,114	137,691,788
Nidec Corp.	845,758	62,130,292
Sanyo Denki Co., Ltd.	725,000	4,550,272
Tatsuta Electric Wire and Cable Co., Ltd.	1,723,600	6,261,384
Ushio, Inc.	712,709	9,941,608

Total Electrical Equipment		272,692,641

Electronic Equipment, Instruments & Components - 5.0%
Alps Electric Co., Ltd.	135,300	3,728,497
Amano Corp.	745,333	10,204,609
Anritsu Corp.	2,343,100	15,523,926
Canon Electronics, Inc.	611,600	10,163,252
Citizen Holdings Co., Ltd.	2,080,185	15,113,527
Enplas Corp.	177,948	6,456,985
Hakuto Co., Ltd.	555,219	5,653,961
Hamamatsu Photonics K.K.	815,800	22,616,842
Hirose Electric Co., Ltd.	237,800	29,177,672
Hitachi High-Technologies Corp.	839,519	22,960,368
Hitachi Ltd.	25,368,028	145,824,775
Horiba Ltd.	285,800	11,154,504
Ibiden Co., Ltd.(a)	989,501	14,337,256
Japan Aviation Electronics Industry Ltd.	309,000	4,510,611
Keyence Corp.	72,210	40,266,402
Koa Corp.	286,046	2,446,829
Kyocera Corp.	2,107,418	99,051,011
Murata Manufacturing Co., Ltd.	757,156	110,588,395
Nichicon Corp.	756,900	5,990,015
Nippon Electric Glass Co., Ltd.	3,804,301	19,385,980
Oki Electric Industry Co., Ltd.	7,030,309	8,883,220
Omron Corp.	1,030,900	34,836,099
Ryosan Co., Ltd.	393,445	10,204,484
Sanshin Electronics Co., Ltd.	555,154	5,865,587
Shimadzu Corp.	907,000	15,418,887
Siix Corp.(a)	301,500	9,373,706
Taiyo Yuden Co., Ltd.	159,500	2,663,747
TDK Corp.	428,968	27,885,862
Topcon Corp.	250,800	4,292,757
UKC Holdings Corp.	149,399	3,389,250
Yaskawa Electric Corp.	1,255,800	17,360,617
Yokogawa Electric Corp.	887,938	10,813,660

Total Electronic Equipment, Instruments & Components		746,143,293

Energy Equipment & Services - 0.1%
Modec, Inc.(a)	562,200	7,884,213

Food & Staples Retailing - 1.5%
Ministop Co., Ltd.	175,500	3,416,775
Seven & I Holdings Co., Ltd.	4,668,624	215,394,349

Total Food & Staples Retailing		218,811,124

Food Products - 0.9%
Ajinomoto Co., Inc.	2,173,513	52,027,355
Fuji Oil Holdings Inc.	747,700	12,257,071
Kikkoman Corp.	565,000	19,843,925
Nisshin Oillio Group Ltd. (The)	2,466,909	10,110,031
Sakata Seed Corp.	220,639	5,253,004
Toyo Suisan Kaisha Ltd.	607,600	21,365,377
Yakult Honsha Co., Ltd.	260,087	12,885,976

Total Food Products		133,742,739

Health Care Equipment & Supplies - 1.5%
Asahi Intecc Co., Ltd.	49,600	2,304,867
Hoya Corp.	2,496,857	103,386,215
Nihon Kohden Corp.	524,200	12,811,405
Nikkiso Co., Ltd.(a)	692,900	5,523,846
Nipro Corp.	2,163,800	23,887,330
Sysmex Corp.	441,860	28,760,662
Terumo Corp.	1,452,556	45,643,308

Total Health Care Equipment & Supplies		222,317,633

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	392,600	17,460,493

Health Care Technology - 0.0%
M3, Inc.	125,600	2,633,220

Household Durables - 1.8%
Casio Computer Co., Ltd.(a)	1,530,357	36,218,682
Foster Electric Co., Ltd.	564,096	12,482,843
Fujitsu General Ltd.	685,000	8,831,913
Nikon Corp.(a)	3,337,900	45,089,883
Panasonic Corp.	9,238,370	95,267,451
Rinnai Corp.	232,600	20,843,992
Sekisui Chemical Co., Ltd.	3,590,700	47,489,951
Tamron Co., Ltd.	319,600	5,969,834

Total Household Durables		272,194,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Investments	Shares	Value
Household Products - 0.3%
Lion Corp.	1,549,000	$14,730,920
Pigeon Corp.	481,700	11,872,817
Unicharm Corp.	1,177,200	24,239,780

Total Household Products		50,843,517

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	868,900	9,259,984

Insurance - 1.5%
Tokio Marine Holdings, Inc.	5,597,900	219,271,830

IT Services - 0.7%
Fujitsu Ltd.	8,598,328	43,379,403
NTT Data Corp.	1,223,800	59,819,144

Total IT Services		103,198,547

Leisure Products - 0.3%
Dunlop Sports Co., Ltd.	136,580	1,061,576
Shimano, Inc.	107,600	16,690,769
Yamaha Corp.	1,105,807	27,108,565

Total Leisure Products		44,860,910

Machinery - 9.1%
Aida Engineering Ltd.	619,600	6,464,092
Amada Holdings Co., Ltd.	3,092,993	29,928,458
Asahi Diamond Industrial Co., Ltd.	725,600	7,859,485
CKD Corp.	665,900	6,725,703
Daifuku Co., Ltd.	621,400	10,718,692
DMG Mori Co., Ltd.	482,900	5,720,375
Ebara Corp.	3,778,158	18,184,908
FANUC Corp.	2,154,089	377,473,678
Fujitec Co., Ltd.	736,500	7,640,816
Furukawa Co., Ltd.	5,490,000	11,409,452
Glory Ltd.	445,900	13,844,603
Hino Motors Ltd.	5,396,110	63,203,948
Hitachi Construction Machinery Co., Ltd.(a)	2,225,400	35,112,093
Hitachi Koki Co., Ltd.	1,146,711	8,293,267
Hoshizaki Electric Co., Ltd.	219,769	13,811,494
IHI Corp.	5,747,882	16,102,384
Japan Steel Works Ltd. (The)	354,313	1,257,672
JTEKT Corp.	1,900,678	31,679,283
Kawasaki Heavy Industries Ltd.	10,168,510	38,207,461
Kitz Corp.	1,690,000	7,670,643
Komatsu Ltd.	8,394,806	139,012,042
Kubota Corp.	6,548,502	102,777,104
Kurita Water Industries Ltd.	784,100	16,562,601
Makino Milling Machine Co., Ltd.	583,000	4,449,013
Makita Corp.	916,769	53,575,677
Meidensha Corp.	2,272,000	9,254,582
Minebea Co., Ltd.	797,701	6,956,136
Mitsubishi Heavy Industries Ltd.	17,980,198	79,711,040
Mitsubishi Nichiyu Forklift Co., Ltd.	457,500	1,871,150
Mitsui Engineering & Shipbuilding Co., Ltd.	4,188,315	6,963,407
Nabtesco Corp.	568,300	11,706,616
Nachi-Fujikoshi Corp.	1,617,000	7,500,611
NGK Insulators Ltd.	1,103,875	25,271,805
Nippon Thompson Co., Ltd.	534,000	2,339,399
Nitta Corp.	168,500	4,657,405
NSK Ltd.	2,987,366	32,929,443
NTN Corp.	1,577,000	6,777,580
Obara Group, Inc.	82,600	3,034,972
Oiles Corp.	184,500	3,233,102
OKUMA Corp.	530,000	4,352,966
OSG Corp.(a)	549,824	10,507,880
Ryobi Ltd.	1,552,000	6,644,333
SMC Corp.	134,551	35,535,020
Sodick Co., Ltd.(a)	193,000	1,442,346
Star Micronics Co., Ltd.	876,300	11,560,648
Sumitomo Heavy Industries Ltd.	3,584,186	16,327,644
Tadano Ltd.	860,000	10,552,059
THK Co., Ltd.	775,179	14,550,515
Tsubakimoto Chain Co.	1,269,000	9,895,025

Total Machinery		1,351,260,628

Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	10,900,725	23,560,318
Nippon Yusen K.K.	13,618,035	33,395,572
NS United Kaiun Kaisha Ltd.	1,531,000	2,749,042

Total Marine		59,704,932

Media - 0.4%
Dentsu, Inc.	977,800	54,297,386

Metals & Mining - 2.5%
Aichi Steel Corp.	2,861,000	13,556,424
Hitachi Metals Ltd.	1,914,418	23,951,112
JFE Holdings, Inc.	4,501,662	71,849,961
Kobe Steel Ltd.	24,579,000	27,174,920
Kyoei Steel Ltd.	354,900	6,416,788
Mitsubishi Materials Corp.	8,187,000	26,134,153
Mitsubishi Steel Manufacturing Co., Ltd.	2,822,000	5,442,487
Mitsui Mining & Smelting Co., Ltd.	4,229,000	7,945,085
Nippon Steel & Sumitomo Metal Corp.	5,166,100	103,755,747
Sanyo Special Steel Co., Ltd.	1,270,000	6,091,608
Sumitomo Metal Mining Co., Ltd.	5,107,000	62,810,645
Toyo Kohan Co., Ltd.	319,200	1,133,035
UACJ Corp.(a)	3,415,000	8,090,735
Yamato Kogyo Co., Ltd.	578,800	14,915,666

Total Metals & Mining		379,268,366

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	98,700	20,216,701

Oil, Gas & Consumable Fuels - 0.4%
TonenGeneral Sekiyu K.K.(a)	6,844,000	58,145,127

Paper & Forest Products - 0.2%
Oji Holdings Corp.	7,601,000	30,898,117

Personal Products - 1.0%
Kao Corp.	2,277,380	118,417,323
Mandom Corp.	203,500	8,280,748
Shiseido Co., Ltd.	1,050,622	22,087,560

Total Personal Products		148,785,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Investments	Shares	Value
Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	14,318,604	$206,098,864
Daiichi Sankyo Co., Ltd.	6,943,921	144,916,361
Eisai Co., Ltd.	2,104,377	141,049,851
Hisamitsu Pharmaceutical Co., Inc.	421,000	17,848,622
Kyowa Hakko Kirin Co., Ltd.	3,274,470	52,126,938
Rohto Pharmaceutical Co., Ltd.	582,600	11,729,974
Shionogi & Co., Ltd.	1,552,077	71,001,120
Sumitomo Dainippon Pharma Co., Ltd.(a)	1,431,500	17,028,775
Takeda Pharmaceutical Co., Ltd.	8,701,363	438,702,910

Total Pharmaceuticals		1,100,503,415

Professional Services - 0.5%
Recruit Holdings Co., Ltd.	2,636,300	78,018,438

Road & Rail - 0.3%
Hitachi Transport System Ltd.	800,900	14,127,851
Nippon Express Co., Ltd.	6,865,000	32,642,919

Total Road & Rail		46,770,770

Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.(a)	974,200	8,195,606
Disco Corp.	89,100	8,517,810
MegaChips Corp.(a)	491,400	4,330,055
Mitsui High-Tec, Inc.	229,400	1,449,304
SCREEN Holdings Co., Ltd.	888,300	6,631,144
Shindengen Electric Manufacturing Co., Ltd.	1,266,000	5,083,154
Shinko Electric Industries Co., Ltd.	1,433,110	9,316,198
Sumco Corp.	139,700	1,073,052
Tokyo Electron Ltd.	1,179,553	71,795,894
Tokyo Seimitsu Co., Ltd.	426,700	9,580,753

Total Semiconductors & Semiconductor Equipment		125,972,970

Software - 0.8%
Capcom Co., Ltd.	456,300	11,102,624
Konami Holdings Corp.	489,300	11,746,942
Nexon Co., Ltd.	1,590,100	26,159,091
Square Enix Holdings Co., Ltd.	508,500	12,406,563
Trend Micro, Inc.	1,376,308	56,404,659

Total Software		117,819,879

Specialty Retail - 0.9%
ABC-Mart, Inc.	443,000	24,489,380
Fast Retailing Co., Ltd.	248,400	88,048,348
Sanrio Co., Ltd.(a)	792,248	18,769,748

Total Specialty Retail		131,307,476

Technology Hardware, Storage & Peripherals - 5.9%
Brother Industries Ltd.	1,769,143	20,618,800
Canon, Inc.(a)	17,939,697	548,055,917
FUJIFILM Holdings Corp.	2,452,995	103,588,799
Hitachi Maxell Ltd.	1,000,300	17,944,614
Konica Minolta, Inc.	2,666,138	27,083,591
Ricoh Co., Ltd.	7,750,078	80,596,430
Riso Kagaku Corp.	558,400	9,167,796
Roland DG Corp.	232,700	5,000,453
Seiko Epson Corp.	3,812,400	59,264,209
Wacom Co., Ltd.(a)	2,859,000	11,455,489

Total Technology Hardware, Storage & Peripherals		882,776,098

Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp.(a)	603,492	12,662,320
Descente Ltd.	396,281	5,079,723
Kurabo Industries Ltd.	2,169,472	3,733,162
Seiko Holdings Corp.	1,237,000	7,064,458
Seiren Co., Ltd.	644,110	7,035,708
Wacoal Holdings Corp.	1,779,000	21,443,535

Total Textiles, Apparel & Luxury Goods		57,018,906

Tobacco - 4.4%
Japan Tobacco, Inc.(a)	17,768,331	660,394,928

Trading Companies & Distributors - 7.9%
Hanwa Co., Ltd.	2,779,000	12,151,411
Inabata & Co., Ltd.	262,886	2,685,788
ITOCHU Corp.	16,813,094	201,541,889
Kuroda Electric Co., Ltd.	296,387	5,531,309
Marubeni Corp.	23,800,878	123,678,697
MISUMI Group, Inc.	606,800	8,504,633
Mitsubishi Corp.	15,152,600	255,450,956
Mitsui & Co., Ltd.	25,510,689	306,543,921
Nagase & Co., Ltd.	1,043,256	13,329,602
Nippon Steel & Sumikin Bussan Corp.	3,379,000	11,657,051
Sojitz Corp.	9,370,221	19,940,784
Sumitomo Corp.	15,994,377	164,936,404
Toyota Tsusho Corp.	2,267,010	53,690,606

Total Trading Companies & Distributors		1,179,643,051

Transportation Infrastructure - 0.1%
Sumitomo Warehouse Co., Ltd. (The)	1,968,000	10,535,700

Wireless Telecommunication Services - 0.8%
SoftBank Group Corp.	2,443,000	124,673,320

TOTAL COMMON STOCKS (Cost: $14,805,462,142)		14,978,849,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.1%

United States - 2.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $312,910,623)(c)	312,910,623	$312,910,623

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $15,118,372,765)		15,291,759,989
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.6)%		(387,099,231)

NET ASSETS - 100.0%		$14,904,660,758

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $303,576,768 and the total market value of the collateral held by the Fund was $319,360,073. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,449,450.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	117,038,091,578	USD	950,980,260	$(21,971,392)
1/6/2016	JPY	117,087,826,491	USD	950,980,249	(22,384,855)
1/6/2016	JPY	31,458,008,981	USD	255,491,332	(6,022,859)
1/6/2016	JPY	117,008,609,836	USD	950,980,249	(21,726,317)
1/6/2016	JPY	129,409,392,270	USD	1,051,083,433	(24,712,321)
1/6/2016	JPY	34,077,544,410	USD	276,782,275	(6,508,427)
1/6/2016	JPY	116,887,835,345	USD	950,980,249	(20,722,305)
1/6/2016	JPY	116,916,364,752	USD	950,980,249	(20,959,473)
1/6/2016	JPY	116,941,375,533	USD	950,980,249	(21,167,390)
1/6/2016	JPY	116,823,168,688	USD	950,980,249	(20,184,723)
1/6/2016	JPY	116,899,722,598	USD	950,980,249	(20,821,125)
1/6/2016	JPY	116,907,330,440	USD	950,980,249	(20,884,370)
1/6/2016	JPY	116,944,894,160	USD	950,980,249	(21,196,641)
1/6/2016	JPY	51,288,909,063	USD	417,096,600	(9,274,235)
1/6/2016	JPY	116,943,467,689	USD	950,980,249	(21,184,783)
1/6/2016	JPY	116,897,820,637	USD	950,980,249	(20,805,313)
1/6/2016	JPY	116,864,060,839	USD	950,980,249	(20,524,664)
1/6/2016	JPY	117,081,359,826	USD	950,980,249	(22,331,097)
1/6/2016	JPY	116,988,639,251	USD	950,980,249	(21,560,299)
1/6/2016	JPY	116,955,830,433	USD	950,980,249	(21,287,556)
1/6/2016	JPY	677,965,114	USD	5,531,289	(104,716)
1/6/2016	USD	63,609,826	JPY	7,831,171,064	1,491,636
1/6/2016	USD	33,187,735	JPY	4,091,974,712	829,340
1/6/2016	USD	11,062,578	JPY	1,361,326,554	254,292
1/6/2016	USD	49,781,603	JPY	6,122,285,903	1,113,692
1/6/2016	USD	44,250,314	JPY	5,396,962,996	615,285
1/6/2016	USD	60,844,181	JPY	7,386,660,021	562,007
1/6/2016	USD	190,829,477	JPY	23,060,387,406	874,281
1/6/2016	USD	196,360,767	JPY	23,675,492,582	456,434
1/6/2016	USD	47,015,958	JPY	5,716,472,866	505,765
1/6/2016	USD	203,472,769	JPY	24,619,187,685	1,189,482
1/6/2016	USD	203,472,769	JPY	24,612,574,820	1,134,509
1/6/2016	USD	172,169,268	JPY	20,830,363,746	996,037
1/6/2016	USD	199,126,411	JPY	24,098,955,289	1,211,086
1/6/2016	USD	203,472,769	JPY	24,626,817,913	1,252,913
1/6/2016	USD	47,015,958	JPY	5,652,258,470	(28,057)
1/6/2016	USD	35,953,380	JPY	4,331,285,711	53,116
1/6/2016	USD	13,828,223	JPY	1,667,158,221	31,063
1/6/2016	USD	1,080,718,914	JPY	129,902,413,463	(824,616)
1/6/2016	USD	849,668,663	JPY	102,215,140,158	58,021
1/6/2016	USD	849,668,663	JPY	102,215,140,158	58,021
1/6/2016	USD	849,668,663	JPY	102,011,219,679	(1,637,195)
1/6/2016	USD	849,668,663	JPY	102,291,610,338	693,727
1/6/2016	USD	849,668,663	JPY	102,045,206,426	(1,354,659)
1/6/2016	USD	849,668,663	JPY	101,968,736,246	(1,990,364)
1/6/2016	USD	849,668,663	JPY	102,215,140,158	58,021
1/6/2016	USD	849,668,663	JPY	102,019,716,366	(1,566,561)
1/6/2016	USD	849,668,663	JPY	102,028,213,053	(1,495,927)
1/6/2016	USD	849,668,663	JPY	102,045,206,426	(1,354,659)
1/6/2016	USD	1,043,452,744	JPY	125,518,704,445	(744)
1/6/2016	USD	1,043,452,744	JPY	125,412,585,301	(882,925)
1/6/2016	USD	968,920,405	JPY	116,430,320,466	(1,021,227)
1/6/2016	USD	135,476,535	JPY	16,295,930,489	(6,516)
1/6/2016	USD	939,107,470	JPY	113,558,190,022	4,915,344
1/6/2016	USD	961,467,183	JPY	115,725,074,547	569,201
1/6/2016	USD	135,476,535	JPY	16,296,662,062	(434)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2015

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	USD	372,661,694	JPY	44,786,482,384	$(346,310)
1/6/2016	USD	133,317,549	JPY	16,036,141,376	(7,188)
1/6/2016	USD	135,476,535	JPY	16,295,659,535	(8,769)
2/3/2016	JPY	102,232,558,366	USD	849,668,663	(718,901)
2/3/2016	JPY	102,158,212,358	USD	849,668,663	(100,479)
2/3/2016	JPY	101,955,141,548	USD	849,668,663	1,588,698
2/3/2016	JPY	102,159,911,695	USD	849,668,663	(114,614)
2/3/2016	JPY	101,914,357,452	USD	849,668,663	1,927,947
2/3/2016	JPY	129,829,464,936	USD	1,080,718,914	775,653
2/3/2016	JPY	102,157,362,689	USD	849,668,663	(93,411)
2/3/2016	JPY	101,975,533,595	USD	849,668,663	1,419,074
2/3/2016	JPY	101,990,827,631	USD	849,668,663	1,291,855
2/3/2016	JPY	101,965,337,571	USD	849,668,663	1,503,886
2/3/2016	JPY	101,992,102,134	USD	849,668,663	1,281,254
2/3/2016	JPY	125,448,688,766	USD	1,043,452,744	(50,486)
2/3/2016	JPY	125,345,804,325	USD	1,043,452,744	805,324
2/3/2016	JPY	113,495,269,822	USD	939,107,470	(4,965,217)
2/3/2016	JPY	116,370,731,861	USD	968,920,405	929,142
2/3/2016	JPY	115,661,617,713	USD	961,467,183	(625,549)
2/3/2016	JPY	44,762,259,374	USD	372,661,694	321,714

					$(374,761,849)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.8%

Japan - 100.8%

Banks - 60.0%
77 Bank Ltd. (The)	26,419	$143,850
Akita Bank Ltd. (The)	13,800	47,837
Aomori Bank Ltd. (The)	15,000	48,506
Aozora Bank Ltd.	74,830	263,129
Ashikaga Holdings Co., Ltd.	12,400	48,757
Awa Bank Ltd. (The)	15,000	88,158
Bank of Iwate Ltd. (The)	1,300	54,574
Bank of Kyoto Ltd. (The)	24,517	230,302
Bank of Nagoya Ltd. (The)(a)	13,500	49,940
Bank of Okinawa Ltd. (The)	1,300	50,576
Bank of the Ryukyus Ltd.	2,700	38,336
Bank of Yokohama Ltd. (The)	74,850	464,239
Chiba Bank Ltd. (The)	52,781	379,091
Chugoku Bank Ltd. (The)	12,650	170,777
Daishi Bank Ltd. (The)	22,650	100,922
Eighteenth Bank Ltd. (The)	4,000	11,771
Fukuoka Financial Group, Inc.	55,133	277,281
Gunma Bank Ltd. (The)	29,250	171,909
Hachijuni Bank Ltd. (The)	32,709	202,570
Higashi-Nippon Bank Ltd. (The)	12,000	40,002
Hiroshima Bank Ltd. (The)	39,200	225,825
Hokkoku Bank Ltd. (The)	21,700	72,697
Hokuhoku Financial Group, Inc.	85,800	176,885
Hyakugo Bank Ltd. (The)	16,990	83,471
Hyakujushi Bank Ltd. (The)	20,390	76,614
Iyo Bank Ltd. (The)	20,150	198,326
Japan Post Bank Co., Ltd.*	22,986	334,390
Joyo Bank Ltd. (The)	46,746	223,442
Juroku Bank Ltd. (The)	23,750	94,964
Keiyo Bank Ltd. (The)	19,350	92,652
Kiyo Bank Ltd. (The)	4,220	61,531
Kyushu Financial Group, Inc.	26,400	185,883
Minato Bank Ltd. (The)	34,500	57,359
Mitsubishi UFJ Financial Group, Inc.	421,440	2,652,415
Miyazaki Bank Ltd. (The)	17,000	54,973
Mizuho Financial Group, Inc.	507,780	1,027,844
Musashino Bank Ltd. (The)	2,350	86,834
Nanto Bank Ltd. (The)	21,420	67,664
Nishi-Nippon City Bank Ltd. (The)	53,670	143,215
North Pacific Bank Ltd.	23,500	82,244
Ogaki Kyoritsu Bank Ltd. (The)	20,050	81,670
Oita Bank Ltd. (The)	3,800	14,910
Resona Holdings, Inc.	132,050	648,971
San-In Godo Bank Ltd. (The)	10,440	85,919
Senshu Ikeda Holdings, Inc.	19,630	81,591
Seven Bank Ltd.	46,870	207,670
Shiga Bank Ltd. (The)	18,340	92,542
Shinsei Bank Ltd.	119,350	222,240
Shizuoka Bank Ltd. (The)	37,740	370,827
Sumitomo Mitsui Financial Group, Inc.	68,040	2,605,198
Sumitomo Mitsui Trust Holdings, Inc.	237,610	910,580
Suruga Bank Ltd.	14,600	304,999
Tochigi Bank Ltd. (The)	9,000	51,922
Toho Bank Ltd. (The)	19,000	68,548
Tokyo TY Financial Group, Inc.	1,800	60,825
TOMONY Holdings, Inc.	13,600	52,345
Yamagata Bank Ltd. (The)	12,300	48,261
Yamaguchi Financial Group, Inc.(a)	16,511	197,646
Yamanashi Chuo Bank Ltd. (The)	11,700	60,302

Total Banks		15,048,721

Capital Markets - 8.2%
Daiwa Securities Group, Inc.	95,330	590,231
kabu.com Securities Co., Ltd.	12,000	37,907
Marusan Securities Co., Ltd.	4,600	48,755
Matsui Securities Co., Ltd.	8,300	76,932
Monex Group, Inc.	17,900	47,170
Nomura Holdings, Inc.	159,490	900,367
Okasan Securities Group, Inc.	15,700	90,706
SBI Holdings, Inc.	14,550	159,778
Tokai Tokyo Financial Holdings, Inc.	16,950	104,410

Total Capital Markets		2,056,256

Consumer Finance - 3.4%
Acom Co., Ltd.*(a)	26,950	128,595
AEON Financial Service Co., Ltd.	8,050	182,421
Aiful Corp.*(a)	24,100	79,936
Credit Saison Co., Ltd.	10,750	214,562
Hitachi Capital Corp.	3,450	93,925
J Trust Co., Ltd.(a)	5,270	42,582
Jaccs Co., Ltd.	11,400	42,171
Orient Corp.*	35,600	75,465

Total Consumer Finance		859,657

Diversified Financial Services - 4.3%
Century Tokyo Leasing Corp.	4,020	145,535
Fuyo General Lease Co., Ltd.	1,767	84,167
IBJ Leasing Co., Ltd.	3,132	64,491
Japan Exchange Group, Inc.	33,800	536,664
Japan Securities Finance Co., Ltd.	9,260	47,649
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,200	188,982

Total Diversified Financial Services		1,067,488

Insurance - 24.9%
Dai-ichi Life Insurance Co., Ltd. (The)	72,640	1,228,832
Japan Post Holdings Co., Ltd.*	27,759	430,363
Japan Post Insurance Co., Ltd.*	4,082	105,702
MS&AD Insurance Group Holdings, Inc.	33,860	1,004,865
Sompo Japan Nipponkoa Holdings, Inc.	26,100	870,253
Sony Financial Holdings, Inc.	11,300	204,686
T&D Holdings, Inc.	43,160	577,285
Tokio Marine Holdings, Inc.	46,440	1,819,072

Total Insurance		6,241,058

TOTAL COMMON STOCKS (Cost: $27,331,319)		25,273,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $332,901)(c)	332,901	$332,901

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $27,664,220)		25,606,081
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(531,934)

NET ASSETS - 100.0%		$25,074,147

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $345,637 and the total market value of the collateral held by the Fund was $364,101. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $31,200.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	713,008,957	USD	5,790,630	$(136,699)
1/6/2016	JPY	712,995,639	USD	5,790,630	(136,588)
1/6/2016	JPY	543,221,271	USD	4,411,910	(103,953)
1/6/2016	JPY	712,968,423	USD	5,790,630	(136,362)
1/6/2016	JPY	712,944,681	USD	5,790,630	(136,164)
1/6/2016	USD	1,378,722	JPY	168,988,714	26,101
1/6/2016	USD	133,855	JPY	16,199,439	813
1/6/2016	USD	6,541,525	JPY	786,853,876	(315)
1/6/2016	USD	6,541,525	JPY	786,889,200	(21)
1/6/2016	USD	6,541,525	JPY	786,840,793	(424)
1/6/2016	USD	6,437,278	JPY	774,309,915	(347)
2/3/2016	JPY	756,739,173	USD	6,294,672	(11)
2/3/2016	JPY	756,773,164	USD	6,294,672	(294)
2/3/2016	JPY	756,761,204	USD	6,294,672	(195)
2/3/2016	JPY	744,676,787	USD	6,194,361	15

					$(624,444)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.6%

Japan - 100.6%

Biotechnology - 0.4%
PeptiDream, Inc.*(a)	2,300	$74,088

Food & Staples Retailing - 5.9%
Ain Holdings, Inc.	1,975	95,224
Cocokara fine, Inc.	1,450	65,813
Cosmos Pharmaceutical Corp.(a)	860	136,548
Kusuri No Aoki Co., Ltd.	1,000	49,212
Matsumotokiyoshi Holdings Co., Ltd.	3,570	183,998
Sugi Holdings Co., Ltd.	3,450	192,153
Sundrug Co., Ltd.	2,960	192,420
Tsuruha Holdings, Inc.	2,435	212,742
Welcia Holdings Co., Ltd.	2,100	117,312

Total Food & Staples Retailing		1,245,422

Health Care Equipment & Supplies - 23.5%
Asahi Intecc Co., Ltd.	4,500	209,111
CYBERDYNE, Inc.*(a)	4,700	79,939
Hogy Medical Co., Ltd.	1,280	64,694
Hoya Corp.	34,100	1,411,963
Jeol Ltd.	8,000	52,538
Mani, Inc.(a)	2,400	46,625
Nagaileben Co., Ltd.	1,600	27,559
Nakanishi, Inc.	1,360	53,193
Nihon Kohden Corp.	7,100	173,523
Nikkiso Co., Ltd.	4,450	35,476
Nipro Corp.	11,825	130,542
Olympus Corp.	23,040	919,340
Paramount Bed Holdings Co., Ltd.	2,050	73,278
Sysmex Corp.	13,110	853,330
Terumo Corp.	25,630	805,365

Total Health Care Equipment & Supplies		4,936,476

Health Care Providers & Services - 5.4%
Alfresa Holdings Corp.	15,540	310,684
Medipal Holdings Corp.	12,650	218,098
Miraca Holdings, Inc.	3,520	156,549
Ship Healthcare Holdings, Inc.	3,180	79,569
Suzuken Co., Ltd.	6,450	247,984
Toho Holdings Co., Ltd.	4,850	119,017

Total Health Care Providers & Services		1,131,901

Health Care Technology - 1.3%
M3, Inc.	13,050	273,595

Pharmaceuticals - 64.1%
Astellas Pharma, Inc.	137,260	1,975,691
Chugai Pharmaceutical Co., Ltd.	14,900	525,176
Daiichi Sankyo Co., Ltd.	49,052	1,023,692
Eisai Co., Ltd.	19,510	1,307,695
Hisamitsu Pharmaceutical Co., Inc.	5,610	237,840
Kaken Pharmaceutical Co., Ltd.	2,100	145,068
KYORIN Holdings, Inc.	4,250	89,455
Kyowa Hakko Kirin Co., Ltd.	18,120	288,456
Mitsubishi Tanabe Pharma Corp.	18,250	317,985
Mochida Pharmaceutical Co., Ltd.	1,370	98,056
Nichi-iko Pharmaceutical Co., Ltd.	2,540	61,381
Nippon Shinyaku Co., Ltd.	3,928	146,286
Ono Pharmaceutical Co., Ltd.	7,560	1,363,119
Otsuka Holdings Co., Ltd.	40,145	1,440,675
Rohto Pharmaceutical Co., Ltd.	8,521	171,560
Santen Pharmaceutical Co., Ltd.	31,400	523,616
Sawai Pharmaceutical Co., Ltd.	2,730	188,589
Seikagaku Corp.	2,150	32,368
Shionogi & Co., Ltd.	22,050	1,008,697
Sosei Group Corp.	1,380	114,144
Sumitomo Dainippon Pharma Co., Ltd.(a)	11,200	133,232
Takeda Pharmaceutical Co., Ltd.	40,747	2,054,371
Towa Pharmaceutical Co., Ltd.	1,000	62,846
Tsumura & Co.	5,145	144,134
ZERIA Pharmaceutical Co., Ltd.	2,250	30,113

Total Pharmaceuticals		13,484,245

TOTAL COMMON STOCKS (Cost: $20,320,391)		21,145,727

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $404,753)(c)	404,753	404,753

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $20,725,144)		21,550,480
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.5)%		(522,487)

NET ASSETS - 100.0%		$21,027,993

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $384,986 and the total market value of the collateral held by the Fund was $404,753.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Health Care Fund (DXJH)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	503,848,814	USD	4,092,326	$(96,229)
1/6/2016	JPY	503,894,238	USD	4,092,326	(96,607)
1/6/2016	JPY	503,884,826	USD	4,092,326	(96,529)
1/6/2016	JPY	383,902,993	USD	3,117,966	(73,465)
1/6/2016	JPY	503,865,592	USD	4,092,326	(96,369)
1/6/2016	JPY	436,007,824	USD	3,543,140	(81,445)
1/6/2016	USD	1,771,570	JPY	215,571,546	20,502
1/6/2016	USD	146,076	JPY	17,678,453	887
1/6/2016	USD	5,214,855	JPY	627,270,398	(281)
1/6/2016	USD	5,299,303	JPY	637,431,960	(255)
1/6/2016	USD	5,299,303	JPY	637,460,576	(17)
1/6/2016	USD	5,299,303	JPY	637,421,362	(343)
2/3/2016	JPY	624,457,566	USD	5,194,355	12
2/3/2016	JPY	634,572,625	USD	5,278,472	(10)
2/3/2016	JPY	634,601,129	USD	5,278,472	(247)
2/3/2016	JPY	634,591,100	USD	5,278,472	(163)

					$(520,559)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.6%

Japan - 100.6%

Air Freight & Logistics - 0.3%
Yamato Holdings Co., Ltd.	2,135	$45,719

Auto Components - 6.3%
Aisin Seiki Co., Ltd.	2,181	95,003
Bridgestone Corp.	9,092	315,475
Denso Corp.	6,864	331,973
Exedy Corp.	600	14,669
Koito Manufacturing Co., Ltd.	500	20,824
NGK Spark Plug Co., Ltd.	877	23,439
NHK Spring Co., Ltd.	1,268	12,881
Nifco, Inc.	300	14,040
Nissin Kogyo Co., Ltd.	600	8,778
NOK Corp.	916	21,763
Stanley Electric Co., Ltd.	776	17,237
Sumitomo Electric Industries Ltd.	5,291	75,828
Sumitomo Rubber Industries Ltd.	3,022	39,717
Toyo Tire & Rubber Co., Ltd.	1,373	27,438
Toyoda Gosei Co., Ltd.	900	20,709
Toyota Boshoku Corp.	830	16,932
TS Tech Co., Ltd.	600	15,736
Yokohama Rubber Co., Ltd. (The)(a)	1,500	23,330

Total Auto Components		1,095,772

Automobiles - 13.4%
Fuji Heavy Industries Ltd.	5,096	212,956
Honda Motor Co., Ltd.	17,210	559,384
Isuzu Motors Ltd.	6,888	75,239
Mazda Motor Corp.	1,183	24,821
Nissan Motor Co., Ltd.	51,984	552,920
Suzuki Motor Corp.	1,558	47,959
Toyota Motor Corp.	12,911	803,671
Yamaha Motor Co., Ltd.	2,315	52,807

Total Automobiles		2,329,757

Banks - 0.1%
Suruga Bank Ltd.	941	19,658

Beverages - 1.1%
Asahi Group Holdings Ltd.	2,674	84,447
Coca-Cola East Japan Co., Ltd.	894	14,514
Ito En Ltd.(a)	653	16,936
Suntory Beverage & Food Ltd.	1,805	79,826

Total Beverages		195,723

Building Products - 0.8%
Aica Kogyo Co., Ltd.	548	10,892
Daikin Industries Ltd.	1,486	109,954
Sanwa Holdings Corp.	2,074	16,620

Total Building Products		137,466

Chemicals - 5.0%
Air Water, Inc.	1,244	20,227
Asahi Kasei Corp.	12,383	84,708
Daicel Corp.	2,300	34,683
DIC Corp.	8,940	24,525
Hitachi Chemical Co., Ltd.	1,400	22,531
JSR Corp.	2,037	32,156
Kansai Paint Co., Ltd.	697	10,690
Kuraray Co., Ltd.	3,200	39,157
Mitsubishi Chemical Holdings Corp.	12,768	82,184
Mitsubishi Gas Chemical Co., Inc.	5,000	25,853
Nihon Parkerizing Co., Ltd.	931	9,620
Nippon Paint Holdings Co., Ltd.	859	21,122
Nippon Shokubai Co., Ltd.	300	21,123
Nissan Chemical Industries Ltd.	900	20,717
Nitto Denko Corp.	1,000	74,085
NOF Corp.	1,699	13,206
Shin-Etsu Chemical Co., Ltd.	2,770	152,368
Sumitomo Chemical Co., Ltd.	10,000	58,273
Taiyo Holdings Co., Ltd.	298	11,581
Toray Industries, Inc.	9,000	84,542
Tosoh Corp.	3,000	15,637
Zeon Corp.	1,554	12,647

Total Chemicals		871,635

Commercial Services & Supplies - 0.9%
Aeon Delight Co., Ltd.	200	6,459
Park24 Co., Ltd.	1,605	39,080
Secom Co., Ltd.	1,710	117,132

Total Commercial Services & Supplies		162,671

Construction & Engineering - 0.6%
COMSYS Holdings Corp.	1,286	18,270
JGC Corp.	1,001	15,502
Kajima Corp.	4,332	26,072
Kyowa Exeo Corp.	1,558	16,176
Maeda Road Construction Co., Ltd.	790	13,391
Nippo Corp.	691	11,328

Total Construction & Engineering		100,739

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	3,664	13,554
Taiheiyo Cement Corp.	8,793	25,876

Total Construction Materials		39,430

Electrical Equipment - 1.7%
Fuji Electric Co., Ltd.	6,214	26,396
GS Yuasa Corp.	4,733	17,784
Mitsubishi Electric Corp.	16,110	171,753
Nidec Corp.	1,038	76,253
Nitto Kogyo Corp.	500	8,845

Total Electrical Equipment		301,031

Electronic Equipment, Instruments & Components - 3.6%
Alps Electric Co., Ltd.	436	12,015
Azbil Corp.	622	16,106
Hamamatsu Photonics K.K.	800	22,179
Hirose Electric Co., Ltd.	230	28,221
Hitachi High-Technologies Corp.	900	24,614
Hitachi Ltd.	31,873	183,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2015

Investments	Shares	Value
Horiba Ltd.	400	$15,612
Keyence Corp.	93	51,860
Murata Manufacturing Co., Ltd.	981	143,283
Oki Electric Industry Co., Ltd.	6,000	7,581
Omron Corp.	1,400	47,309
Shimadzu Corp.	1,080	18,360
TDK Corp.	500	32,503
Yaskawa Electric Corp.	1,240	17,142
Yokogawa Electric Corp.	1,145	13,944

Total Electronic Equipment, Instruments & Components		633,947

Food & Staples Retailing - 2.9%
FamilyMart Co., Ltd.	977	45,806
Lawson, Inc.	1,367	111,933
Matsumotokiyoshi Holdings Co., Ltd.	400	20,616
Seven & I Holdings Co., Ltd.	6,085	280,741
Sundrug Co., Ltd.	325	21,127
Tsuruha Holdings, Inc.	200	17,474
Welcia Holdings Co., Ltd.	100	5,586

Total Food & Staples Retailing		503,283

Food Products - 1.2%
Ajinomoto Co., Inc.	2,469	59,101
Calbee, Inc.	400	17,091
Ezaki Glico Co., Ltd.	223	12,142
Kikkoman Corp.	672	23,602
MEIJI Holdings Co., Ltd.	500	41,772
NH Foods Ltd.	1,616	31,945
Yakult Honsha Co., Ltd.	364	18,035

Total Food Products		203,688

Health Care Equipment & Supplies - 1.5%
Hoya Corp.	2,995	124,013
Nihon Kohden Corp.	533	13,026
Nipro Corp.	2,194	24,221
Sysmex Corp.	528	34,367
Terumo Corp.	1,862	58,509

Total Health Care Equipment & Supplies		254,136

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	500	22,237

Hotels, Restaurants & Leisure - 0.4%
Oriental Land Co., Ltd.	749	45,683
Resorttrust, Inc.	626	16,678

Total Hotels, Restaurants & Leisure		62,361

Household Durables - 1.4%
Casio Computer Co., Ltd.(a)	1,621	38,364
Haseko Corp.	922	10,332
Rinnai Corp.	196	17,564
Sekisui Chemical Co., Ltd.	3,775	49,928
Sekisui House Ltd.	7,555	128,528

Total Household Durables		244,716

Household Products - 0.4%
Lion Corp.	2,000	19,020
Pigeon Corp.	618	15,232
Unicharm Corp.	1,400	28,828

Total Household Products		63,080

Insurance - 2.6%
Sompo Japan Nipponkoa Holdings, Inc.	3,037	101,263
Sony Financial Holdings, Inc.	4,062	73,578
Tokio Marine Holdings, Inc.	6,959	272,587

Total Insurance		447,428

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	1,510	17,611
Start Today Co., Ltd.	600	19,602

Total Internet & Catalog Retail		37,213

Internet Software & Services - 1.3%
Kakaku.com, Inc.	805	16,020
Mixi, Inc.	623	23,564
Yahoo Japan Corp.	45,114	185,264

Total Internet Software & Services		224,848

IT Services - 1.3%
Itochu Techno-Solutions Corp.	1,200	24,161
NEC Networks & System Integration Corp.	549	9,794
Nihon Unisys Ltd.(a)	900	10,025
Nomura Research Institute Ltd.	1,600	62,114
NS Solutions Corp.	800	18,421
Obic Co., Ltd.	600	32,121
Otsuka Corp.	675	33,443
SCSK Corp.	649	26,355
Transcosmos, Inc.	290	7,521

Total IT Services		223,955

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	2,365	50,408
Heiwa Corp.	1,602	30,217
Shimano, Inc.	243	37,694
Universal Entertainment Corp.(a)	792	14,550

Total Leisure Products		132,869

Machinery - 7.9%
Ebara Corp.	4,935	23,753
FANUC Corp.	2,761	483,826
Fujitec Co., Ltd.	451	4,679
Hino Motors Ltd.	6,888	80,678
Hitachi Construction Machinery Co., Ltd.(a)	2,849	44,951
Hoshizaki Electric Co., Ltd.	252	15,837
IHI Corp.	7,677	21,507
JTEKT Corp.	2,315	38,585
Kawasaki Heavy Industries Ltd.	13,319	50,045
Komatsu Ltd.	10,222	169,269
Kubota Corp.	8,219	128,995
Kurita Water Industries Ltd.	902	19,053
Makita Corp.	1,099	64,225
Minebea Co., Ltd.	948	8,267
Miura Co., Ltd.	694	9,940
Nabtesco Corp.	925	19,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2015

Investments	Shares	Value
NGK Insulators Ltd.	1,223	$27,999
NSK Ltd.	3,962	43,673
OKUMA Corp.	1,000	8,213
OSG Corp.	651	12,442
SMC Corp.	143	37,767
Sumitomo Heavy Industries Ltd.	5,204	23,707
Tadano Ltd.	802	9,840
THK Co., Ltd.	1,248	23,426
Tsubakimoto Chain Co.	1,372	10,698

Total Machinery		1,380,429

Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	13,257	28,653
Nippon Yusen K.K.	15,507	38,028

Total Marine		66,681

Media - 0.5%
CyberAgent, Inc.	298	12,461
Daiichikosho Co., Ltd.	590	23,567
Hakuhodo DY Holdings, Inc.	2,313	25,361
Toho Co., Ltd.	648	18,099

Total Media		79,488

Metals & Mining - 1.9%
Dowa Holdings Co., Ltd.	3,350	24,395
Hitachi Metals Ltd.	2,463	30,814
Mitsubishi Materials Corp.	11,000	35,114
Mitsui Mining & Smelting Co., Ltd.	6,000	11,272
Nippon Steel & Sumitomo Metal Corp.	7,400	148,621
Sumitomo Metal Mining Co., Ltd.	6,000	73,794
UACJ Corp.(a)	2,080	4,928
Yamato Kogyo Co., Ltd.	300	7,731

Total Metals & Mining		336,669

Multiline Retail - 0.3%
Don Quijote Holdings Co., Ltd.	400	14,215
Isetan Mitsukoshi Holdings Ltd.	900	11,866
Izumi Co., Ltd.	300	11,746
Ryohin Keikaku Co., Ltd.	112	22,941

Total Multiline Retail		60,768

Personal Products - 1.2%
Kao Corp.	3,087	160,515
Kobayashi Pharmaceutical Co., Ltd.	294	24,391
Kose Corp.	300	28,106

Total Personal Products		213,012

Pharmaceuticals - 4.9%
Astellas Pharma, Inc.	17,924	257,994
Chugai Pharmaceutical Co., Ltd.	3,435	121,072
Eisai Co., Ltd.	2,630	176,281
Hisamitsu Pharmaceutical Co., Inc.	733	31,076
Kaken Pharmaceutical Co., Ltd.	200	13,816
KYORIN Holdings, Inc.	753	15,849
Mochida Pharmaceutical Co., Ltd.	259	18,538
Rohto Pharmaceutical Co., Ltd.	660	13,288
Santen Pharmaceutical Co., Ltd.	2,448	40,822
Sawai Pharmaceutical Co., Ltd.	297	20,517
Shionogi & Co., Ltd.	1,995	91,263
Sumitomo Dainippon Pharma Co., Ltd.	2,791	33,201
Tsumura & Co.	878	24,597

Total Pharmaceuticals		858,314

Professional Services - 0.1%
Meitec Corp.	311	10,742
Temp Holdings Co., Ltd.	567	8,885

Total Professional Services		19,627

Real Estate Management & Development - 2.3%
Daito Trust Construction Co., Ltd.	1,061	123,568
Daiwa House Industry Co., Ltd.	6,500	189,281
Hulic Co., Ltd.	3,292	29,254
Sumitomo Real Estate Sales Co., Ltd.	600	13,891
Sumitomo Realty & Development Co., Ltd.	924	26,692
Tokyo Tatemono Co., Ltd.	800	8,798

Total Real Estate Management & Development		391,484

Road & Rail - 2.5%
Central Japan Railway Co.	478	85,829
East Japan Railway Co.	1,997	190,080
Hitachi Transport System Ltd.	686	12,101
Nippon Express Co., Ltd.	8,204	39,010
Sankyu, Inc.	2,602	13,432
West Japan Railway Co.	1,429	99,713

Total Road & Rail		440,165

Semiconductors & Semiconductor Equipment - 0.3%
Disco Corp.	344	32,886
Shinko Electric Industries Co., Ltd.	1,901	12,358

Total Semiconductors & Semiconductor Equipment		45,244

Software - 1.0%
GungHo Online Entertainment, Inc.(a)	3,591	9,821
Konami Holdings Corp.	519	12,460
Nexon Co., Ltd.	1,238	20,366
Oracle Corp.	1,000	46,968
Square Enix Holdings Co., Ltd.	685	16,713
Trend Micro, Inc.	1,611	66,023

Total Software		172,351

Specialty Retail - 1.7%
ABC-Mart, Inc.	456	25,208
AOKI Holdings, Inc.	930	12,238
Fast Retailing Co., Ltd.	253	89,679
Hikari Tsushin, Inc.	277	18,997
K’s Holdings Corp.	411	14,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2015

Investments	Shares	Value
Nitori Holdings Co., Ltd.	300	$25,512
Sanrio Co., Ltd.	791	18,740
Shimamura Co., Ltd.	270	32,007
T-Gaia Corp.	782	8,984
United Arrows Ltd.	300	13,018
USS Co., Ltd.	2,325	35,369

Total Specialty Retail		293,863

Technology Hardware, Storage & Peripherals - 5.3%
Brother Industries Ltd.	2,313	26,957
Canon, Inc.(a)	22,693	693,269
FUJIFILM Holdings Corp.	3,076	129,898
Konica Minolta, Inc.	3,000	30,475
NEC Corp.	12,176	38,969

Total Technology Hardware, Storage & Peripherals		919,568

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.(a)	795	16,681

Tobacco - 4.8%
Japan Tobacco, Inc.	22,573	838,970

Trading Companies & Distributors - 6.6%
ITOCHU Corp.	21,099	252,918
Marubeni Corp.	29,155	151,501
MISUMI Group, Inc.	900	12,614
Mitsubishi Corp.	19,259	324,679
Mitsui & Co., Ltd.	32,171	386,576
Nippon Steel & Sumikin Bussan Corp.	5,000	17,249

Total Trading Companies & Distributors		1,145,537

Transportation Infrastructure - 0.1%
Kamigumi Co., Ltd.	1,698	14,793

Wireless Telecommunication Services - 10.6%
KDDI Corp.	25,187	660,375
NTT DOCOMO, Inc.	50,046	1,033,412
SoftBank Group Corp.	2,995	152,843

Total Wireless Telecommunication Services		1,846,630

TOTAL COMMON STOCKS (Cost: $18,131,621)		17,493,636

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $814,251)(c)	814,251	814,251

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $18,945,872)		18,307,887
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.3)%		(926,341)

NET ASSETS - 100.0%		$17,381,546

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $774,722 and the total market value of the collateral held by the Fund was $814,251.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	660,176,678	USD	5,361,558	$(126,570)
1/6/2016	JPY	660,164,347	USD	5,361,558	(126,467)
1/6/2016	JPY	502,970,241	USD	4,085,001	(96,251)
1/6/2016	JPY	660,139,147	USD	5,361,558	(126,258)
1/6/2016	JPY	660,117,165	USD	5,361,558	(126,075)
1/6/2016	USD	7,659,370	JPY	932,022,013	88,641
1/6/2016	USD	165,000	JPY	19,968,679	1,002
1/6/2016	USD	4,373,597	JPY	526,079,427	(236)
1/6/2016	USD	4,444,422	JPY	534,601,744	(214)
1/6/2016	USD	4,444,422	JPY	534,625,744	(14)
1/6/2016	USD	4,444,422	JPY	534,592,855	(287)
2/3/2016	JPY	516,186,020	USD	4,293,732	10
2/3/2016	JPY	524,547,355	USD	4,363,265	(8)
2/3/2016	JPY	524,570,916	USD	4,363,265	(204)
2/3/2016	JPY	524,562,626	USD	4,363,265	(135)

					$(513,066)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.7%

Japan - 100.7%

Building Products - 4.5%
LIXIL Group Corp.	18,618	$417,878
Nichias Corp.	7,025	46,660
Takara Standard Co., Ltd.	5,087	38,989
TOTO Ltd.	11,200	398,953

Total Building Products		902,480

Construction & Engineering - 14.2%
Hazama Ando Corp.	13,406	72,995
Kajima Corp.	68,547	412,553
Kumagai Gumi Co., Ltd.(a)	24,919	72,295
Maeda Corp.(a)	10,196	69,417
Maeda Road Construction Co., Ltd.	4,833	81,919
Nippo Corp.	3,597	58,966
Nishimatsu Construction Co., Ltd.	20,858	79,759
Obayashi Corp.	50,083	465,879
Okumura Corp.	13,387	76,119
Penta-Ocean Construction Co., Ltd.	20,191	85,098
Raito Kogyo Co., Ltd.	4,200	41,338
Shimizu Corp.	51,428	423,240
SHO-BOND Holdings Co., Ltd.	1,833	67,350
Sumitomo Mitsui Construction Co., Ltd.(a)	62,246	58,989
Taisei Corp.	81,669	543,125
Toda Corp.	18,213	98,109
Tokyu Construction Co., Ltd.	7,000	53,011
Totetsu Kogyo Co., Ltd.	2,260	57,207

Total Construction & Engineering		2,817,369

Construction Materials - 1.7%
Sumitomo Osaka Cement Co., Ltd.	25,842	95,596
Taiheiyo Cement Corp.	85,909	252,810

Total Construction Materials		348,406

Household Durables - 9.4%
Haseko Corp.	20,270	227,141
Iida Group Holdings Co., Ltd.	13,997	262,964
PanaHome Corp.	5,045	38,499
Sekisui Chemical Co., Ltd.	31,900	421,904
Sekisui House Ltd.	42,776	727,720
Sumitomo Forestry Co., Ltd.	11,568	157,997
Token Corp.	537	41,739

Total Household Durables		1,877,964

Real Estate Investment Trusts (REITs) - 28.3%
Activia Properties, Inc.	40	170,581
Advance Residence Investment Corp.	95	209,830
AEON REIT Investment Corp.(a)	66	78,292
Daiwa House REIT Investment Corp.	23	90,436
Daiwa House Residential Investment Corp.	53	109,970
Daiwa Office Investment Corp.(a)	22	119,606
Frontier Real Estate Investment Corp.	33	132,911
Fukuoka REIT Corp.	50	86,662
Global One Real Estate Investment Corp.	13	46,793
GLP J-REIT	169	164,090
Hankyu REIT, Inc.	37	39,370
Hoshino Resorts REIT, Inc.	6	62,646
Hulic Reit, Inc.	51	71,437
Ichigo Office REIT Investment	104	75,042
Industrial & Infrastructure Fund Investment Corp.(a)	21	100,553
Invincible Investment Corp.(a)	196	114,705
Japan Excellent, Inc.	88	97,148
Japan Hotel REIT Investment Corp.	205	152,521
Japan Logistics Fund, Inc.	66	128,549
Japan Prime Realty Investment Corp.	64	219,726
Japan Real Estate Investment Corp.	85	414,772
Japan Rental Housing Investments, Inc.	76	53,954
Japan Retail Fund Investment Corp.	176	339,725
Kenedix Office Investment Corp.	27	126,813
Kenedix Residential Investment Corp.(a)	25	61,931
Kenedix Retail REIT Corp.	25	53,036
MCUBS MidCity Investment Corp.(a)	19	58,361
Mori Hills REIT Investment Corp.	85	109,522
Mori Trust Sogo REIT, Inc.	70	120,047
Nippon Accommodations Fund, Inc.	35	122,200
Nippon Building Fund, Inc.	92	441,282
Nippon Prologis REIT, Inc.	127	230,679
NIPPON REIT Investment Corp.(a)	26	62,117
Nomura Real Estate Master Fund, Inc.	249	309,245
Orix JREIT, Inc.	161	209,322
Premier Investment Corp.	86	88,148
Sekisui House REIT, Inc.(a)	59	64,447
Sekisui House SI Residential Investment Corp.	71	63,979
Tokyu REIT, Inc.	67	84,937
Top REIT, Inc.	11	41,789
United Urban Investment Corp.	214	291,749

Total Real Estate Investment Trusts (REITs)		5,618,923

Real Estate Management & Development - 39.9%
Aeon Mall Co., Ltd.	8,248	142,889
Daito Trust Construction Co., Ltd.	5,708	664,775
Daiwa House Industry Co., Ltd.	43,473	1,265,937
Hulic Co., Ltd.	32,624	289,913
Kenedix, Inc.(a)	19,792	72,064
Leopalace21 Corp.*	19,967	109,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2015

Investments	Shares	Value
Mitsubishi Estate Co., Ltd.	91,199	$1,913,136
Mitsui Fudosan Co., Ltd.	67,572	1,716,614
Nomura Real Estate Holdings, Inc.	8,579	160,818
NTT Urban Development Corp.	7,373	71,710
Open House Co., Ltd.	2,100	40,954
Relo Holdings, Inc.	465	56,784
Sumitomo Realty & Development Co., Ltd.	32,999	953,253
TOC Co., Ltd.	4,100	36,366
Tokyo Tatemono Co., Ltd.	15,600	171,568
Tokyu Fudosan Holdings Corp.	34,994	221,667
Unizo Holdings Co., Ltd.	900	36,548

Total Real Estate Management & Development		7,924,213

Transportation Infrastructure - 2.7%
Japan Airport Terminal Co., Ltd.(a)	4,888	220,233
Kamigumi Co., Ltd.	17,410	151,674
Mitsubishi Logistics Corp.	8,419	112,328
Sumitomo Warehouse Co., Ltd. (The)	8,803	47,127

Total Transportation Infrastructure		531,362

TOTAL COMMON STOCKS (Cost: $21,181,923)		20,020,717

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%

United States - 4.7%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $927,276)(c)	927,276	927,276

TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $22,109,199)		20,947,993
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.4)%		(1,069,658)

NET ASSETS - 100.0%		$19,878,335

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $984,348 and the total market value of the collateral held by the Fund was $1,038,634. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $111,358.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	804,284,122	USD	6,531,912	$(154,198)
1/6/2016	JPY	804,211,618	USD	6,531,912	(153,596)
1/6/2016	JPY	804,269,099	USD	6,531,912	(154,073)
1/6/2016	JPY	612,761,538	USD	4,976,699	(117,261)
1/6/2016	JPY	804,238,399	USD	6,531,912	(153,818)
1/6/2016	JPY	1,189,797,864	USD	9,896,838	5,906
1/6/2016	USD	1,307,262	JPY	158,207,853	7,939
1/6/2016	USD	19,793,675	JPY	2,380,298,283	(5,971)
1/6/2016	USD	4,994,962	JPY	600,823,999	(240)
1/6/2016	USD	4,994,962	JPY	600,850,971	(16)
1/6/2016	USD	4,994,962	JPY	600,814,009	(323)
1/6/2016	USD	4,915,362	JPY	591,245,792	(265)
2/3/2016	JPY	599,856,984	USD	4,989,702	(9)
2/3/2016	JPY	599,883,929	USD	4,989,702	(233)
2/3/2016	JPY	599,874,448	USD	4,989,702	(154)
2/3/2016	JPY	590,295,315	USD	4,910,187	11

					$(726,301)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.7%

Japan - 100.7%

Aerospace & Defense - 0.1%
Jamco Corp.	3,600	$122,399

Air Freight & Logistics - 0.4%
AIT Corp.(a)	15,100	147,366
Kintetsu World Express, Inc.	8,400	149,572
Konoike Transport Co., Ltd.	15,500	206,933
Mitsui-Soko Holdings Co., Ltd.	61,000	174,438

Total Air Freight & Logistics		678,309

Auto Components - 4.9%
Aisan Industry Co., Ltd.	29,400	305,743
Calsonic Kansei Corp.	40,000	358,120
Daido Metal Co., Ltd.	10,100	93,951
Daikyonishikawa Corp.	20,400	383,597
Eagle Industry Co., Ltd.	14,100	261,500
Exedy Corp.	15,500	378,948
FCC Co., Ltd.	18,400	395,548
G-Tekt Corp.	14,498	205,487
Kasai Kogyo Co., Ltd.	9,200	134,755
Keihin Corp.	18,700	332,355
Kinugawa Rubber Industrial Co., Ltd.	26,000	139,840
KYB Corp.	123,000	376,275
Musashi Seimitsu Industry Co., Ltd.(a)	8,100	167,057
Nifco, Inc.	16,200	758,186
Nissin Kogyo Co., Ltd.	21,300	311,634
Pacific Industrial Co., Ltd.(a)	21,800	243,199
Piolax, Inc.	2,900	165,377
Press Kogyo Co., Ltd.	45,900	201,846
Riken Corp.	27,000	95,839
Sanden Holdings Corp.	39,000	125,791
Sanoh Industrial Co., Ltd.	25,400	158,150
Shoei Co., Ltd.	8,700	193,534
Showa Corp.	38,800	364,793
Sumitomo Riko Co., Ltd.	30,900	260,208
Taiho Kogyo Co., Ltd.	14,900	181,334
Tokai Rika Co., Ltd.	32,225	806,328
Topre Corp.	12,500	289,808
TPR Co., Ltd.	7,906	225,754
TS Tech Co., Ltd.	21,800	571,753
Unipres Corp.	9,700	221,908
Yorozu Corp.	9,500	218,280

Total Auto Components		8,926,898

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	15,800	172,586

Banks - 6.9%
77 Bank Ltd. (The)	75,000	408,371
Akita Bank Ltd. (The)	58,000	201,056
Aomori Bank Ltd. (The)	62,000	200,491
Ashikaga Holdings Co., Ltd.	114,400	449,821
Awa Bank Ltd. (The)	50,000	293,861
Bank of Nagoya Ltd. (The)(a)	53,000	196,060
Bank of Okinawa Ltd. (The)	5,800	225,645
Bank of Saga Ltd. (The)	52,000	117,145
Bank of the Ryukyus Ltd.	13,500	191,679
Chukyo Bank Ltd. (The)	72,000	138,260
Daishi Bank Ltd. (The)	108,000	481,217
Ehime Bank Ltd. (The)(a)	106,000	223,816
Eighteenth Bank Ltd. (The)	76,000	223,650
FIDEA Holdings Co., Ltd.	54,700	124,137
Fukui Bank Ltd. (The)	57,000	111,825
Higashi-Nippon Bank Ltd. (The)	71,000	236,677
Hokkoku Bank Ltd. (The)	98,000	328,310
Hokuetsu Bank Ltd. (The)	118,000	251,116
Hyakugo Bank Ltd. (The)	65,000	319,340
Hyakujushi Bank Ltd. (The)	98,000	368,228
Juroku Bank Ltd. (The)	118,000	471,823
Kansai Urban Banking Corp.	31,300	353,863
Keiyo Bank Ltd. (The)	70,000	335,176
Kiyo Bank Ltd. (The)	27,998	408,234
Kyushu Financial Group, Inc.	106,100	747,053
Mie Bank Ltd. (The)	81,000	180,456
Minato Bank Ltd. (The)	95,587	158,921
Miyazaki Bank Ltd. (The)	48,000	155,218
Musashino Bank Ltd. (The)	10,900	402,764
Nanto Bank Ltd. (The)	56,000	176,899
Nishi-Nippon City Bank Ltd. (The)	249,000	664,442
North Pacific Bank Ltd.	85,100	297,827
Ogaki Kyoritsu Bank Ltd. (The)	109,000	443,992
Oita Bank Ltd. (The)	56,000	219,727
San-In Godo Bank Ltd. (The)	33,800	278,166
Senshu Ikeda Holdings, Inc.	126,400	525,375
Shiga Bank Ltd. (The)	44,000	222,021
Shikoku Bank Ltd. (The)	84,000	192,028
Tochigi Bank Ltd. (The)	25,000	144,229
Toho Bank Ltd. (The)	67,000	241,722
Tokyo TY Financial Group, Inc.	7,900	266,956
TOMONY Holdings, Inc.	30,200	116,236
Towa Bank Ltd. (The)	191,000	171,478
Yamagata Bank Ltd. (The)(a)	47,000	184,413
Yamanashi Chuo Bank Ltd. (The)	45,000	231,930

Total Banks		12,681,654

Beverages - 1.5%
Coca-Cola East Japan Co., Ltd.	32,500	527,640
Coca-Cola West Co., Ltd.	38,817	792,829
Ito En Ltd.(a)	25,300	656,187
Sapporo Holdings Ltd.	98,000	433,401
Takara Holdings, Inc.	34,800	267,303

Total Beverages		2,677,360

Building Products - 1.6%
Aica Kogyo Co., Ltd.	16,300	323,981
Bunka Shutter Co., Ltd.	26,000	221,971
Central Glass Co., Ltd.	53,000	245,405
Nichias Corp.	51,000	338,742
Nichiha Corp.	12,500	190,158
Nitto Boseki Co., Ltd.	39,000	106,014
Noritz Corp.(a)	13,500	208,400
Sanwa Holdings Corp.	62,200	498,448
Sinko Industries Ltd.	11,100	142,101
Takara Standard Co., Ltd.	31,000	237,599
Takasago Thermal Engineering Co., Ltd.	24,800	366,140

Total Building Products		2,878,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
Capital Markets - 2.6%
GCA Savvian Corp.	14,900	$154,332
Ichiyoshi Securities Co., Ltd.	25,200	233,785
IwaiCosmo Holdings, Inc.	24,900	291,237
kabu.com Securities Co., Ltd.	176,600	557,862
Kyokuto Securities Co., Ltd.(a)	29,200	371,387
Marusan Securities Co., Ltd.	88,200	934,827
Matsui Securities Co., Ltd.	190,700	1,767,576
Monex Group, Inc.	123,765	326,144
Toyo Securities Co., Ltd.	44,000	137,894

Total Capital Markets		4,775,044

Chemicals - 8.3%
Achilles Corp.	80,000	103,745
ADEKA Corp.	32,000	460,734
Chugoku Marine Paints Ltd.	23,000	170,547
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	35,000	165,260
Denka Co., Ltd.	197,000	884,326
DIC Corp.	381,000	1,045,181
Fujimori Kogyo Co., Ltd.	4,600	120,836
Ihara Chemical Industry Co., Ltd.	11,600	160,941
JCU Corp.	3,000	106,862
JSP Corp.	5,717	119,763
Kaneka Corp.	116,240	1,222,358
Kureha Corp.(a)	86,000	334,577
Lintec Corp.	19,800	421,200
Mitsubishi Gas Chemical Co., Inc.	171,000	884,176
Nihon Parkerizing Co., Ltd.	21,700	224,225
Nippon Kayaku Co., Ltd.	57,000	604,140
Nippon Shokubai Co., Ltd.	10,900	767,472
Nippon Soda Co., Ltd.	43,000	259,155
Nippon Synthetic Chemical Industry Co., Ltd. (The)	35,000	253,419
Nippon Valqua Industries Ltd.	83,000	216,651
NOF Corp.	57,000	443,036
Okamoto Industries, Inc.(a)	31,000	283,985
Osaka Soda Co., Ltd.	56,885	218,943
Sakai Chemical Industry Co., Ltd.	52,000	176,799
Sakata INX Corp.	17,600	187,566
Sanyo Chemical Industries Ltd.	28,000	222,985
Sekisui Plastics Co., Ltd.	33,000	115,765
Shikoku Chemicals Corp.	17,000	162,235
Showa Denko K.K.(a)	499,759	589,931
Sumitomo Bakelite Co., Ltd.	91,000	382,019
Sumitomo Seika Chemicals Co., Ltd.	23,000	141,294
Taiyo Holdings Co., Ltd.	9,400	365,310
Takasago International Corp.	5,900	142,577
Takiron Co., Ltd.	50,000	260,609
Toagosei Co., Ltd.	57,200	495,469
Tokai Carbon Co., Ltd.	75,000	213,226
Toyo Ink SC Holdings Co., Ltd.	143,000	588,428
Toyobo Co., Ltd.	301,000	425,371
Ube Industries Ltd.	400,800	856,275
Zeon Corp.	58,000	472,023

Total Chemicals		15,269,414

Commercial Services & Supplies - 2.2%
Aeon Delight Co., Ltd.	13,100	423,072
Daiseki Co., Ltd.	8,100	130,360
Kokuyo Co., Ltd.	27,400	299,066
Mitsubishi Pencil Co., Ltd.	2,900	135,484
NAC Co., Ltd.(a)	18,800	153,469
Nippon Parking Development Co., Ltd.(a)	98,100	113,354
Nissha Printing Co., Ltd.(a)	8,800	172,276
Okamura Corp.	31,200	313,829
Park24 Co., Ltd.	60,400	1,470,648
Pilot Corp.	3,300	137,026
Relia Inc.	25,500	220,458
Sato Holdings Corp.	8,400	167,588
Toppan Forms Co., Ltd.	28,500	341,161

Total Commercial Services & Supplies		4,077,791

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	40,000	550,979
Japan Radio Co., Ltd.	37,000	113,803

Total Communications Equipment		664,782

Construction & Engineering - 4.1%
Asunaro Aoki Construction Co., Ltd.	19,000	127,620
COMSYS Holdings Corp.	40,100	569,690
Dai-Dan Co., Ltd.	19,000	133,937
Fudo Tetra Corp.(a)	121,400	143,304
Hazama Ando Corp.	42,400	230,866
Kandenko Co., Ltd.	62,000	419,535
Kyowa Exeo Corp.	40,100	416,351
Kyudenko Corp.	15,000	271,333
Maeda Corp.	33,000	224,673
Maeda Road Construction Co., Ltd.	27,000	457,650
Mirait Holdings Corp.	33,644	279,399
NDS Co., Ltd.	19,000	54,807
Nippo Corp.	24,000	393,433
Nippon Densetsu Kogyo Co., Ltd.	11,600	255,635
Nippon Koei Co., Ltd.	31,000	113,903
Nippon Road Co., Ltd. (The)	70,000	347,978
Nishimatsu Construction Co., Ltd.	99,000	378,569
Okumura Corp.	76,000	432,138
Penta-Ocean Construction Co., Ltd.	40,000	168,586
Sumitomo Mitsui Construction Co., Ltd.(a)	99,700	94,483
Taikisha Ltd.	9,300	224,740
TOA ROAD Corp.	36,000	132,574
Toda Corp.	79,000	425,554
Toenec Corp.	16,000	106,405
Tokyu Construction Co., Ltd.	28,000	212,045
Totetsu Kogyo Co., Ltd.	5,300	134,158
Toyo Construction Co., Ltd.	39,300	180,663
Toyo Engineering Corp.*(a)	52,000	134,868
Yahagi Construction Co., Ltd.	18,500	127,337
Yokogawa Bridge Holdings Corp.(a)	13,500	156,777
Yurtec Corp.	22,000	209,585

Total Construction & Engineering		7,558,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	121,000	$447,608

Containers & Packaging - 0.6%
FP Corp.	9,100	331,714
Fuji Seal International, Inc.	6,700	203,849
Rengo Co., Ltd.	119,381	514,064

Total Containers & Packaging		1,049,627

Distributors - 1.1%
Canon Marketing Japan, Inc.	57,500	906,272
Chori Co., Ltd.	9,500	133,148
Doshisha Co., Ltd.	14,100	285,997
Happinet Corp.	13,500	132,425
Paltac Corp.	26,503	476,104

Total Distributors		1,933,946

Diversified Consumer Services - 1.0%
Benesse Holdings, Inc.	55,700	1,615,969
Meiko Network Japan Co., Ltd.	11,800	137,427
Studio Alice Co., Ltd.	5,900	104,567

Total Diversified Consumer Services		1,857,963

Diversified Financial Services - 0.2%
Financial Products Group Co., Ltd.(a)	13,700	108,876
Ricoh Leasing Co., Ltd.	10,400	326,364

Total Diversified Financial Services		435,240

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	7,300	190,852

Electrical Equipment - 1.6%
Daihen Corp.	35,000	167,006
Denyo Co., Ltd.	8,200	129,447
Endo Lighting Corp.	13,209	136,158
Fujikura Ltd.	61,000	334,170
Furukawa Electric Co., Ltd.	128,000	273,461
GS Yuasa Corp.	121,000	454,649
Idec Corp.	25,100	228,893
Nissin Electric Co., Ltd.	29,100	238,761
Nitto Kogyo Corp.	16,200	286,576
Sanyo Denki Co., Ltd.	22,000	138,077
Tatsuta Electric Wire and Cable Co., Ltd.	41,800	151,849
Ushio, Inc.	32,000	446,369

Total Electrical Equipment		2,985,416

Electronic Equipment, Instruments & Components - 4.8%
Ai Holdings Corp.	14,800	378,935
Amano Corp.	32,800	449,076
Anritsu Corp.	72,000	477,027
Azbil Corp.	26,000	673,262
Canon Electronics, Inc.	17,300	287,482
Citizen Holdings Co., Ltd.	113,200	822,452
CONEXIO Corp.	36,200	343,959
Daiwabo Holdings Co., Ltd.	105,000	211,231
Enplas Corp.	5,829	211,510
Hakuto Co., Ltd.	13,300	135,438
Horiba Ltd.	11,700	456,640
Iriso Electronics Co., Ltd.(a)	1,500	85,041
Japan Aviation Electronics Industry Ltd.	11,000	160,572
Kaga Electronics Co., Ltd.	16,500	248,265
Koa Corp.	14,400	123,177
Mitsumi Electric Co., Ltd.(a)	27,100	155,218
Nippon Electric Glass Co., Ltd.	170,000	866,287
Nippon Signal Co., Ltd.	21,700	238,836
Nohmi Bosai Ltd.	12,666	159,937
Oki Electric Industry Co., Ltd.(a)	283,000	357,588
Panasonic Industrial Devices SUNX Co., Ltd.	22,900	124,499
Ryoden Trading Co., Ltd.	27,000	182,925
Ryosan Co., Ltd.	15,200	394,231
Sanshin Electronics Co., Ltd.(a)	21,200	223,993
Siix Corp.(a)	6,500	202,087
SMK Corp.	46,000	229,818
Taiyo Yuden Co., Ltd.	12,300	172,391
Tokyo Electron Device Ltd.	10,500	139,220
Topcon Corp.	10,300	176,297
UKC Holdings Corp.	5,500	124,772

Total Electronic Equipment, Instruments & Components		8,812,166

Energy Equipment & Services - 0.3%
Modec, Inc.(a)	19,500	273,465
Shinko Plantech Co., Ltd.	23,700	196,622

Total Energy Equipment & Services		470,087

Food & Staples Retailing - 3.1%
Ain Holdings, Inc.	3,800	183,216
Arcs Co., Ltd.	15,100	335,779
Axial Retailing, Inc.	5,800	196,234
Belc Co., Ltd.	5,000	184,131
Cocokara fine, Inc.	8,300	376,724
Heiwado Co., Ltd.	11,400	252,270
Inageya Co., Ltd.	13,300	145,167
Kato Sangyo Co., Ltd.	13,500	316,023
Kobe Bussan Co., Ltd.(a)	4,800	154,221
Life Corp.	8,700	216,967
Matsumotokiyoshi Holdings Co., Ltd.	12,200	628,787
Ministop Co., Ltd.	15,200	295,926
Mitsubishi Shokuhin Co., Ltd.	17,100	424,177
Qol Co., Ltd.	8,900	126,958
San-A Co., Ltd.	4,400	199,343
UNY Group Holdings Co., Ltd.	119,436	757,552
Valor Holdings Co., Ltd.	12,700	301,413
Welcia Holdings Co., Ltd.	5,200	290,486
Yaoko Co., Ltd.	5,700	241,656

Total Food & Staples Retailing		5,627,030

Food Products - 3.7%
Ariake Japan Co., Ltd.	8,000	446,236
Fuji Oil Holdings Inc.	26,551	435,251
Fujicco Co., Ltd.	9,200	161,523
Hokuto Corp.	16,300	315,715
Itoham Foods, Inc.(a)	52,000	303,022
J-Oil Mills, Inc.	71,000	207,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
Kagome Co., Ltd.(a)	15,000	$263,851
Marudai Food Co., Ltd.	56,000	216,468
Maruha Nichiro Corp.	13,600	241,599
Megmilk Snow Brand Co., Ltd.	26,100	676,936
Mitsui Sugar Co., Ltd.	68,000	307,511
Morinaga & Co., Ltd.	65,000	345,816
Morinaga Milk Industry Co., Ltd.	76,000	348,743
Nichirei Corp.	79,000	589,734
Nippon Flour Mills Co., Ltd.	59,000	426,211
Nippon Suisan Kaisha Ltd.	45,500	256,823
Nisshin Oillio Group Ltd. (The)	73,000	299,173
Riken Vitamin Co., Ltd.	6,600	217,815
S Foods, Inc.(a)	9,400	165,581
Sakata Seed Corp.	8,400	199,988
Showa Sangyo Co., Ltd.	65,000	249,636
Starzen Co., Ltd.	2,800	80,303

Total Food Products		6,755,101

Gas Utilities - 0.3%
K&O Energy Group, Inc.	13,200	189,833
Saibu Gas Co., Ltd.	83,000	193,192
Shizuoka Gas Co., Ltd.	25,900	167,076

Total Gas Utilities		550,101

Health Care Equipment & Supplies - 1.7%
Asahi Intecc Co., Ltd.	4,700	218,405
Eiken Chemical Co., Ltd.	6,100	113,740
Hogy Medical Co., Ltd.	5,100	257,766
Mani, Inc.(a)	8,200	159,303
Nagaileben Co., Ltd.	11,400	196,357
Nakanishi, Inc.	7,000	273,785
Nihon Kohden Corp.	19,500	476,579
Nikkiso Co., Ltd.	13,600	108,420
Nipro Corp.	91,123	1,005,955
Paramount Bed Holdings Co., Ltd.	7,903	282,496

Total Health Care Equipment & Supplies		3,092,806

Health Care Providers & Services - 0.9%
BML, Inc.	8,100	244,761
Message Co., Ltd.(a)	7,500	215,096
Nichii Gakkan Co.(a)	25,600	187,273
Ship Healthcare Holdings, Inc.	21,659	541,948
Toho Holdings Co., Ltd.	12,700	311,654
Vital KSK Holdings, Inc.	23,700	194,454

Total Health Care Providers & Services		1,695,186

Hotels, Restaurants & Leisure - 3.1%
Accordia Golf Co., Ltd.	61,400	593,099
Atom Corp.(a)	23,000	132,499
Create Restaurants Holdings, Inc.	5,000	139,657
Doutor Nichires Holdings Co., Ltd.	13,900	216,077
Hiramatsu, Inc.	21,100	128,745
HIS Co., Ltd.	5,800	195,993
Kyoritsu Maintenance Co., Ltd.(a)	2,100	181,903
McDonald’s Holdings Co., Japan Ltd.(a)	26,200	570,630
MOS Food Services, Inc.	6,900	186,990
Ohsho Food Service Corp.	10,100	350,114
Plenus Co., Ltd.	21,400	359,706
Resorttrust, Inc.	27,100	722,021
Round One Corp.	68,200	310,116
Saizeriya Co., Ltd.	6,800	172,127
Skylark Co., Ltd.	54,800	714,753
St. Marc Holdings Co., Ltd.	6,300	176,229
Tokyo Dome Corp.	35,000	180,099
Tokyotokeiba Co., Ltd.(a)	92,000	207,257
Yoshinoya Holdings Co., Ltd.(a)	16,900	219,302

Total Hotels, Restaurants & Leisure		5,757,317

Household Durables - 2.8%
Alpine Electronics, Inc.	13,300	209,846
Cleanup Corp.	18,500	115,341
First Juken Co., Ltd.	12,500	141,527
Foster Electric Co., Ltd.	6,006	132,906
France Bed Holdings Co., Ltd.	17,200	143,268
Fuji Corp., Ltd.(a)	19,600	126,110
Fujitsu General Ltd.	23,000	296,546
Misawa Homes Co., Ltd.	14,641	108,199
Mitsui Home Co., Ltd.	39,000	179,608
Nihon House Holdings Co., Ltd.(a)	48,000	184,347
Nissei Build Kogyo Co., Ltd.(a)	52,000	170,315
PanaHome Corp.	71,000	541,818
Pressance Corp.	4,700	156,869
Sangetsu Co., Ltd.	31,400	578,953
Starts Corp., Inc.	25,100	490,336
Sumitomo Forestry Co., Ltd.	45,100	615,980
Tamron Co., Ltd.	11,100	207,338
TOA Corp.	16,500	173,648
Token Corp.	2,880	223,850
West Holdings Corp.(a)	30,600	187,220
Zojirushi Corp.(a)	7,800	112,174

Total Household Durables		5,096,199

Household Products - 0.5%
Earth Chemical Co., Ltd.	9,900	408,608
Lion Corp.	61,000	580,107

Total Household Products		988,715

Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.	31,300	333,568
TOKAI Holdings Corp.	57,800	271,955

Total Industrial Conglomerates		605,523

Internet & Catalog Retail - 0.3%
ASKUL Corp.	8,100	326,236
Belluna Co., Ltd.	24,200	134,785

Total Internet & Catalog Retail		461,021

Internet Software & Services - 0.8%
Dip Corp.(a)	7,800	161,907
F@N Communications, Inc.(a)	22,200	137,672
GMO Internet, Inc.	29,900	398,186
Gree, Inc.	61,900	296,391
Gurunavi, Inc.	13,400	281,044
Infomart Corp.	10,300	102,319
NIFTY Corp.	8,200	77,505

Total Internet Software & Services		1,455,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
IT Services - 1.8%
DTS Corp.	9,700	$222,553
Future Architect, Inc.(a)	33,200	217,755
Ines Corp.	16,200	152,715
Information Services International-Dentsu Ltd.	12,000	233,326
IT Holdings Corp.	19,500	451,128
NEC Networks & System Integration Corp.	21,900	390,684
NET One Systems Co., Ltd.	52,800	340,164
Nihon Unisys Ltd.(a)	34,500	384,305
NS Solutions Corp.	22,600	520,404
Transcosmos, Inc.	16,600	430,542

Total IT Services		3,343,576

Leisure Products - 1.4%
Daikoku Denki Co., Ltd.(a)	10,700	139,826
Dunlop Sports Co., Ltd.(a)	20,600	160,115
Fields Corp.	19,400	338,022
Heiwa Corp.	68,500	1,292,045
Tomy Co., Ltd.	18,100	119,468
Universal Entertainment Corp.(a)	25,100	461,125

Total Leisure Products		2,510,601

Machinery - 6.0%
Aichi Corp.	22,800	152,954
Aida Engineering Ltd.	25,300	263,947
Alinco, Inc.	14,500	139,943
Asahi Diamond Industrial Co., Ltd.	20,700	224,216
Bando Chemical Industries Ltd.	48,000	201,904
CKD Corp.	23,600	238,364
Daifuku Co., Ltd.	21,000	362,235
DMG Mori Co., Ltd.	22,400	265,348
Ebara Corp.	151,000	726,788
Fujitec Co., Ltd.	24,600	255,213
Furukawa Co., Ltd.	165,000	342,907
Giken Ltd.(a)	6,900	87,186
Glory Ltd.	17,200	534,037
Harmonic Drive Systems, Inc.(a)	9,400	205,980
Hitachi Koki Co., Ltd.	49,700	359,441
Hitachi Zosen Corp.	47,235	261,904
Hokuetsu Industries Co., Ltd.	15,900	108,251
Japan Steel Works Ltd. (The)	49,018	173,995
Kitz Corp.	53,600	243,282
Kobelco Eco-Solutions Co., Ltd.(a)	19,433	84,811
Kokusai Co., Ltd.(a)	9,100	116,951
Makino Milling Machine Co., Ltd.	22,000	167,887
Max Co., Ltd.	20,000	207,656
Meidensha Corp.	53,000	215,886
Mitsuboshi Belting Ltd.	27,000	217,266
Mitsui Engineering & Shipbuilding Co., Ltd.	94,000	156,283
Miura Co., Ltd.	29,100	416,803
Morita Holdings Corp.	17,900	195,822
Nachi-Fujikoshi Corp.	45,000	208,737
Nippon Thompson Co., Ltd.	25,000	109,522
Nitta Corp.	6,700	185,191
Nitto Kohki Co., Ltd.	6,900	148,502
Noritake Co., Ltd.	79,000	181,911
Obara Group, Inc.	4,000	146,972
Oiles Corp.	13,400	234,816
OKUMA Corp.	26,000	213,542
OSG Corp.	23,400	447,206
Ryobi Ltd.	57,000	244,025
Shima Seiki Manufacturing Ltd.(a)	7,300	117,545
Sodick Co., Ltd.	15,800	118,078
Star Micronics Co., Ltd.	18,200	240,105
Tadano Ltd.	24,000	294,476
Takuma Co., Ltd.	17,000	140,330
Tocalo Co., Ltd.	7,000	146,116
Toshiba Machine Co., Ltd.	45,000	154,121
Tsubakimoto Chain Co.	45,000	350,887
Tsugami Corp.(a)	21,000	91,999
Tsurumi Manufacturing Co., Ltd.	9,300	154,156
Union Tool Co.(a)	3,300	91,213
YAMABIKO Corp.	14,200	120,758

Total Machinery		11,067,468

Marine - 0.7%
Japan Transcity Corp.	32,000	120,238
Kawasaki Kisen Kaisha Ltd.	455,000	983,416
NS United Kaiun Kaisha Ltd.	121,740	218,594

Total Marine		1,322,248

Media - 1.5%
Avex Group Holdings, Inc.	18,400	220,412
Daiichikosho Co., Ltd.	25,700	1,026,547
SKY Perfect JSAT Holdings, Inc.	109,800	624,325
Toei Co., Ltd.	19,000	187,481
Tv Tokyo Holdings Corp.	11,700	222,338
Wowow, Inc.	8,700	220,944
Zenrin Co., Ltd.	13,800	283,583

Total Media		2,785,630

Metals & Mining - 2.8%
Aichi Steel Corp.	55,000	260,609
Asahi Holdings, Inc.	18,500	291,276
Daido Steel Co., Ltd.	94,000	379,766
Dowa Holdings Co., Ltd.	91,000	662,671
Godo Steel Ltd.	66,000	132,225
Kyoei Steel Ltd.	14,300	258,552
Mitsubishi Steel Manufacturing Co., Ltd.	79,987	154,262
Mitsui Mining & Smelting Co., Ltd.	185,000	347,562
Neturen Co., Ltd.(a)	11,600	91,512
Nippon Light Metal Holdings Co., Ltd.	190,800	342,598
Nisshin Steel Co., Ltd.	50,232	538,252
Osaka Steel Co., Ltd.	9,400	171,989
OSAKA Titanium Technologies Co., Ltd.(a)	4,300	89,507
Sanyo Special Steel Co., Ltd.	51,000	244,624
Toho Zinc Co., Ltd.(a)	57,000	133,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
Tokyo Steel Manufacturing Co., Ltd.	17,600	$110,608
Topy Industries Ltd.	63,000	142,450
Toyo Kohan Co., Ltd.	36,800	130,625
UACJ Corp.	147,532	349,529
Yamato Kogyo Co., Ltd.	14,800	381,396

Total Metals & Mining		5,213,161

Multiline Retail - 0.5%
H2O Retailing Corp.	23,800	469,887
Parco Co., Ltd.	32,800	302,929
Seria Co., Ltd.(a)	4,046	197,431

Total Multiline Retail		970,247

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.(a)	17,700	179,509
Itochu Enex Co., Ltd.	40,400	312,332
Nippon Coke & Engineering Co., Ltd.	194,700	163,471
Nippon Gas Co., Ltd.	7,100	176,002
San-Ai Oil Co., Ltd.	27,000	221,979
Sinanen Holdings Co., Ltd.	33,000	130,030

Total Oil, Gas & Consumable Fuels		1,183,323

Paper & Forest Products - 1.0%
Daiken Corp.	53,000	157,288
Daio Paper Corp.(a)	18,400	159,381
Hokuetsu Kishu Paper Co., Ltd.(a)	69,300	411,324
Nippon Paper Industries Co., Ltd.(a)	53,700	876,735
Tokushu Tokai Paper Co., Ltd.	58,000	178,877

Total Paper & Forest Products		1,783,605

Personal Products - 1.4%
Artnature, Inc.	17,700	156,408
Ci:z Holdings Co., Ltd.(a)	19,600	341,181
Fancl Corp.	26,300	366,860
Kobayashi Pharmaceutical Co., Ltd.	7,900	655,405
Mandom Corp.	7,200	292,980
Milbon Co., Ltd.	5,900	242,288
Noevir Holdings Co., Ltd.	16,400	477,160

Total Personal Products		2,532,282

Pharmaceuticals - 2.6%
Fuji Pharma Co., Ltd.	10,700	195,241
KYORIN Holdings, Inc.	27,100	570,408
Mochida Pharmaceutical Co., Ltd.	8,000	572,592
Nichi-iko Pharmaceutical Co., Ltd.	8,700	210,240
Nippon Shinyaku Co., Ltd.	9,000	335,176
Rohto Pharmaceutical Co., Ltd.	24,200	487,239
Sawai Pharmaceutical Co., Ltd.	10,800	746,066
Torii Pharmaceutical Co., Ltd.	9,500	219,070
Towa Pharmaceutical Co., Ltd.	4,200	263,951
Tsumura & Co.	32,000	896,463
ZERIA Pharmaceutical Co., Ltd.	17,500	234,216

Total Pharmaceuticals		4,730,662

Professional Services - 1.4%
Altech Corp.	6,100	126,620
FULLCAST Holdings Co., Ltd.(a)	19,500	121,414
Funai Soken Holdings, Inc.	16,560	237,879
Meitec Corp.	12,600	435,205
Nihon M&A Center, Inc.	4,500	219,211
Nomura Co., Ltd.	18,900	293,960
Space Co., Ltd.	18,600	213,066
Temp Holdings Co., Ltd.	25,200	394,879
Weathernews, Inc.	7,000	240,617
Yumeshin Holdings Co., Ltd.(a)	55,200	280,371

Total Professional Services		2,563,222

Real Estate Management & Development - 1.5%
Airport Facilities Co., Ltd.	34,100	162,995
Daibiru Corp.	24,200	201,776
Daikyo, Inc.	243,000	397,947
Goldcrest Co., Ltd.	13,200	242,504
Heiwa Real Estate Co., Ltd.	13,100	144,944
Kenedix, Inc.(a)	30,800	112,144
Open House Co., Ltd.	12,200	237,925
Relo Holdings, Inc.	2,848	347,788
Sumitomo Real Estate Sales Co., Ltd.	15,900	368,107
Takara Leben Co., Ltd.	23,000	129,249
TOC Co., Ltd.	22,800	202,233
Unizo Holdings Co., Ltd.(a)	4,000	162,434

Total Real Estate Management & Development		2,710,046

Road & Rail - 2.4%
Fukuyama Transporting Co., Ltd.(a)	71,000	354,129
Hitachi Transport System Ltd.	25,200	444,527
Ichinen Holdings Co., Ltd.	12,700	122,571
Maruzen Showa Unyu Co., Ltd.	34,000	122,100
Nankai Electric Railway Co., Ltd.	107,838	642,752
Nikkon Holdings Co., Ltd.	25,100	505,568
Nishi-Nippon Railroad Co., Ltd.	75,000	443,909
Sankyu, Inc.	85,000	438,796
Seino Holdings Co., Ltd.	49,200	517,787
Senko Co., Ltd.(a)	51,000	346,798
Sotetsu Holdings, Inc.	90,000	528,202

Total Road & Rail		4,467,139

Semiconductors & Semiconductor Equipment - 1.2%
Advantest Corp.(a)	36,900	310,427
Axell Corp.	12,600	129,357
Lasertec Corp.	8,900	102,173
MegaChips Corp.(a)	12,592	110,957
Mimasu Semiconductor Industry Co., Ltd.	10,800	104,144
Mitsui High-Tec, Inc.	13,700	86,554
Nuflare Technology, Inc.(a)	4,500	207,240
Sanken Electric Co., Ltd.	20,000	70,992
SCREEN Holdings Co., Ltd.	39,700	296,360

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
Shindengen Electric Manufacturing Co., Ltd.	27,000	$108,408
Shinko Electric Industries Co., Ltd.	55,600	361,438
Tokyo Seimitsu Co., Ltd.	16,500	370,477

Total Semiconductors & Semiconductor Equipment		2,258,527

Software - 1.6%
Capcom Co., Ltd.	22,400	545,033
Fuji Soft, Inc.	7,000	155,019
Imagica Robot Holdings, Inc.(a)	19,200	73,420
Konami Holdings Corp.	25,300	607,393
Marvelous, Inc.(a)	11,200	86,029
MTI Ltd.	16,400	92,978
NSD Co., Ltd.	45,700	666,344
Square Enix Holdings Co., Ltd.	22,250	542,863
Systena Corp.	18,600	220,643

Total Software		2,989,722

Specialty Retail - 5.7%
Adastria Co., Ltd.	7,961	450,017
Alpen Co., Ltd.(a)	13,000	217,756
AOKI Holdings, Inc.	34,600	455,312
Aoyama Trading Co., Ltd.	18,000	701,027
Arcland Sakamoto Co., Ltd.	6,548	152,575
Autobacs Seven Co., Ltd.	48,000	882,630
Bic Camera, Inc.(a)	23,000	199,036
Chiyoda Co., Ltd.	18,400	577,414
DCM Holdings Co., Ltd.	48,800	356,583
EDION Corp.(a)	44,400	338,089
Geo Holdings Corp.	23,300	369,949
Gulliver International Co., Ltd.(a)	29,900	301,498
Joyful Honda Co., Ltd.	13,300	272,645
K’s Holdings Corp.	18,817	646,030
Keiyo Co., Ltd.(a)	34,400	145,270
Kohnan Shoji Co., Ltd.	17,600	248,722
Komeri Co., Ltd.	12,600	261,856
Kyoto Kimono Yuzen Co., Ltd.(a)	19,500	147,512
Nishimatsuya Chain Co., Ltd.	23,600	206,190
Nojima Corp.(a)	10,800	131,706
Pal Co., Ltd.	7,900	191,434
Sac’s Bar Holdings, Inc.	7,800	115,092
Sanrio Co., Ltd.(a)	37,557	889,791
Shimachu Co., Ltd.	18,400	422,468
T-Gaia Corp.	31,900	366,481
United Arrows Ltd.	14,800	642,221
VT Holdings Co., Ltd.	48,354	290,619
Xebio Holdings Co., Ltd.	12,800	243,774
Yellow Hat Ltd.	10,200	210,538

Total Specialty Retail		10,434,235

Technology Hardware, Storage & Peripherals - 1.0%
Eizo Corp.	10,700	258,928
Elecom Co., Ltd.	12,600	164,236
Hitachi Maxell Ltd.	31,500	565,086
Riso Kagaku Corp.	18,000	295,523
Wacom Co., Ltd.(a)	116,000	464,791

Total Technology Hardware, Storage & Peripherals		1,748,564

Textiles, Apparel & Luxury Goods - 1.7%
Descente Ltd.	10,100	129,467
Fujibo Holdings, Inc.	33,000	61,723
Gunze Ltd.	97,000	286,254
Japan Wool Textile Co., Ltd. (The)	38,000	279,879
Kurabo Industries Ltd.	110,000	189,285
Onward Holdings Co., Ltd.	93,639	580,695
Sanyo Shokai Ltd.	66,000	159,109
Seiko Holdings Corp.	59,000	336,947
Seiren Co., Ltd.	19,900	217,371
Wacoal Holdings Corp.	52,000	626,792
Yondoshi Holdings, Inc.	8,000	178,361

Total Textiles, Apparel & Luxury Goods		3,045,883

Trading Companies & Distributors - 2.7%
Daiichi Jitsugyo Co., Ltd.	33,000	148,410
Hanwa Co., Ltd.	97,000	424,141
Inaba Denki Sangyo Co., Ltd.	12,300	397,236
Inabata & Co., Ltd.	27,900	285,042
Iwatani Corp.(a)	27,000	140,505
Japan Pulp & Paper Co., Ltd.	72,000	201,106
Kanematsu Corp.	133,000	226,651
Kuroda Electric Co., Ltd.	9,900	184,758
MonotaRO Co., Ltd.	7,600	213,226
Nagase & Co., Ltd.	41,900	535,353
Nippon Steel & Sumikin Bussan Corp.	148,960	513,890
Nishio Rent All Co., Ltd.	7,700	213,471
Onoken Co., Ltd.	17,300	166,104
Sanyo Trading Co., Ltd.	4,600	57,091
Seika Corp.	56,000	136,398
Shinsho Corp.	70,000	140,820
Trusco Nakayama Corp.	6,400	251,382
Wakita & Co., Ltd.	19,645	171,146
Yamazen Corp.	32,600	301,895
Yuasa Trading Co., Ltd.	13,000	324,743

Total Trading Companies & Distributors		5,033,368

Transportation Infrastructure - 0.6%
Kamigumi Co., Ltd.	46,000	400,748
Mitsubishi Logistics Corp.	19,000	253,502
Nissin Corp.	53,000	153,764
Sumitomo Warehouse Co., Ltd. (The)	63,000	337,271

Total Transportation Infrastructure		1,145,285

TOTAL COMMON STOCKS (Cost: $175,148,374)		184,589,514

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.0%

United States - 8.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $14,668,274)(c)	14,668,274	$14,668,274

TOTAL INVESTMENTS IN SECURITIES - 108.7% (Cost: $189,816,648)		199,257,788
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.7)%		(15,886,694)

NET ASSETS - 100.0%		$183,371,094

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $14,108,459 and the total market value of the collateral held by the Fund was $14,956,711. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $288,437.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	5,157,841,243	USD	41,888,885	$(988,866)
1/6/2016	JPY	5,157,744,898	USD	41,888,885	(988,065)
1/6/2016	JPY	5,157,548,021	USD	41,888,885	(986,428)
1/6/2016	JPY	5,157,376,276	USD	41,888,885	(985,001)
1/6/2016	JPY	3,929,611,467	USD	31,915,341	(751,989)
1/6/2016	USD	7,253,487	JPY	882,632,586	83,943
1/6/2016	USD	1,280,606	JPY	154,937,574	7,409
1/6/2016	USD	1,513,439	JPY	183,069,365	8,438
1/6/2016	USD	1,513,439	JPY	183,118,551	8,847
1/6/2016	USD	1,513,439	JPY	183,175,305	9,319
1/6/2016	USD	46,785,514	JPY	5,627,642,337	(2,250)
1/6/2016	USD	46,785,514	JPY	5,627,894,978	(150)
1/6/2016	USD	46,785,514	JPY	5,627,548,765	(3,028)
1/6/2016	USD	46,039,929	JPY	5,537,926,671	(2,482)
2/3/2016	JPY	5,533,843,466	USD	46,031,355	(83)
2/3/2016	JPY	5,534,092,036	USD	46,031,355	(2,151)
2/3/2016	JPY	5,534,004,576	USD	46,031,355	(1,423)
2/3/2016	JPY	5,445,632,487	USD	45,297,791	107

					$(4,593,853)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 100.7%

Japan - 100.7%

Commercial Services & Supplies - 0.1%
Nissha Printing Co., Ltd.	110	$2,154

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	300	4,132

Electronic Equipment, Instruments & Components - 27.9%
Ai Holdings Corp.	170	4,353
Alps Electric Co., Ltd.	900	24,801
Amano Corp.	260	3,560
Anritsu Corp.	500	3,313
Azbil Corp.	310	8,027
Citizen Holdings Co., Ltd.	1,550	11,261
Hamamatsu Photonics K.K.	730	20,238
Hirose Electric Co., Ltd.	101	12,392
Hitachi High-Technologies Corp.	300	8,205
Hitachi Ltd.	22,200	127,614
Horiba Ltd.	200	7,806
Ibiden Co., Ltd.(a)	710	10,287
Japan Aviation Electronics Industry Ltd.	400	5,839
Japan Display, Inc.*	1,390	4,056
Keyence Corp.	207	115,429
Kyocera Corp.	1,600	75,202
Murata Manufacturing Co., Ltd.	945	138,024
Nichicon Corp.	330	2,612
Nippon Electric Glass Co., Ltd.	1,200	6,115
Nippon Signal Co., Ltd.	230	2,531
Oki Electric Industry Co., Ltd.	2,400	3,033
Omron Corp.	1,040	35,144
Ryosan Co., Ltd.	100	2,594
Shimadzu Corp.	1,000	17,000
Siix Corp.	100	3,109
Taiyo Yuden Co., Ltd.	500	7,008
TDK Corp.	590	38,354
Topcon Corp.(a)	450	7,702
Yaskawa Electric Corp.	1,300	17,972
Yokogawa Electric Corp.	960	11,691

Total Electronic Equipment, Instruments & Components		735,272

Household Durables - 11.6%
Alpine Electronics, Inc.	240	3,787
Casio Computer Co., Ltd.(a)	1,260	29,820
Foster Electric Co., Ltd.	110	2,434
Fujitsu General Ltd.	300	3,868
Nikon Corp.(a)	1,600	21,614
Panasonic Corp.	10,220	105,390
Pioneer Corp.*	1,030	2,868
Sharp Corp.*(a)	5,000	5,196
Sony Corp.	5,250	131,015

Total Household Durables		305,992

Internet & Catalog Retail - 2.2%
ASKUL Corp.	60	2,417
Rakuten, Inc.	4,080	47,585
Start Today Co., Ltd.	280	9,147

Total Internet & Catalog Retail		59,149

Internet Software & Services - 2.3%
COOKPAD, Inc.*(a)	210	4,525
DeNa Co., Ltd.	420	6,630
GMO Internet, Inc.	360	4,794
Internet Initiative Japan, Inc.	140	2,807
Kakaku.com, Inc.	700	13,931
Mixi, Inc.	190	7,187
Yahoo Japan Corp.	5,220	21,436

Total Internet Software & Services		61,310

IT Services - 7.1%
Digital Garage, Inc.	290	5,236
DTS Corp.	110	2,524
Fujitsu Ltd.	8,100	40,865
GMO Payment Gateway, Inc.	70	3,369
IT Holdings Corp.	510	11,799
Itochu Techno-Solutions Corp.	320	6,443
NEC Networks & System Integration Corp.	230	4,103
Nihon Unisys Ltd.(a)	340	3,787
Nomura Research Institute Ltd.	670	26,010
NS Solutions Corp.	200	4,605
NTT Data Corp.	620	30,306
Obic Co., Ltd.	330	17,667
Otsuka Corp.	300	14,863
SCSK Corp.	300	12,183
Transcosmos, Inc.	180	4,669

Total IT Services		188,429

Leisure Products - 2.2%
Bandai Namco Holdings, Inc.	810	17,265
Heiwa Corp.	280	5,281
Sankyo Co., Ltd.	190	7,147
Sega Sammy Holdings, Inc.	660	6,227
Yamaha Corp.	900	22,063

Total Leisure Products		57,983

Media - 5.2%
Avex Group Holdings, Inc.	300	3,594
CyberAgent, Inc.	230	9,617
Daiichikosho Co., Ltd.	240	9,586
Dentsu, Inc.(a)	1,100	61,083
Hakuhodo DY Holdings, Inc.	1,390	15,241
Kadokawa Dwango	300	4,536
Shochiku Co., Ltd.	200	1,920
SKY Perfect JSAT Holdings, Inc.	920	5,231
Toei Co., Ltd.	600	5,921
Toho Co., Ltd.	610	17,038
Tokyo Broadcasting System Holdings, Inc.	240	3,851

Total Media		137,618

Semiconductors & Semiconductor Equipment - 3.8%
Advantest Corp.	800	6,730
Disco Corp.	120	11,472
Renesas Electronics Corp.*(a)	1,740	11,138
SCREEN Holdings Co., Ltd.	700	5,225
Sumco Corp.	680	5,223
Tokyo Electron Ltd.	790	48,085
Tokyo Seimitsu Co., Ltd.	200	4,491
Ulvac, Inc.	240	6,873

Total Semiconductors & Semiconductor Equipment		99,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2015

Investments	Shares	Value
Software - 3.0%
Capcom Co., Ltd.	260	$6,326
COLOPL, Inc.	280	5,577
GungHo Online Entertainment, Inc.(a)	900	2,462
Konami Holdings Corp.	500	12,004
Nexon Co., Ltd.	770	12,667
NSD Co., Ltd.	260	3,791
Oracle Corp.	150	7,045
Square Enix Holdings Co., Ltd.	350	8,539
Trend Micro, Inc.	530	21,721

Total Software		80,132

Technology Hardware, Storage & Peripherals - 14.1%
Brother Industries Ltd.	1,010	11,771
Canon, Inc.(a)	4,950	151,222
FUJIFILM Holdings Corp.	2,190	92,483
Hitachi Maxell Ltd.	210	3,767
Konica Minolta, Inc.	2,200	22,348
NEC Corp.	11,000	35,205
Ricoh Co., Ltd.	3,070	31,926
Riso Kagaku Corp.	160	2,627
Seiko Epson Corp.	1,200	18,654
Wacom Co., Ltd.(a)	810	3,246

Total Technology Hardware, Storage & Peripherals		373,249

Trading Companies & Distributors - 0.1%
Inaba Denki Sangyo Co., Ltd.	90	2,907

Wireless Telecommunication Services - 20.9%
KDDI Corp.	7,730	202,672
NTT DOCOMO, Inc.	6,080	125,548
SoftBank Group Corp.	4,360	222,503

Total Wireless Telecommunication Services		550,723

TOTAL COMMON STOCKS (Cost: $2,566,773)		2,658,287

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.6%

United States - 10.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $278,173)(c)	278,173	278,173

TOTAL INVESTMENTS IN SECURITIES - 111.3% (Cost: $2,844,946)		2,936,460
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (11.3)%		(297,566)

NET ASSETS - 100.0%		$2,638,894

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)

At December 31, 2015, the total market value of the Fund’s securities on loan was $262,876 and the total market value of the collateral held by the Fund was $279,215. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,042.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	JPY	113,681,005	USD	923,332	$(21,712)
1/6/2016	JPY	113,691,254	USD	923,332	(21,797)
1/6/2016	JPY	113,689,130	USD	923,332	(21,779)
1/6/2016	JPY	86,618,226	USD	703,492	(16,576)
1/6/2016	JPY	113,684,790	USD	923,332	(21,743)
1/6/2016	USD	1,465,607	JPY	176,710,287	3,407
1/6/2016	USD	189,004	JPY	22,873,698	1,148
1/6/2016	USD	677,327	JPY	81,472,481	(37)
1/6/2016	USD	29,000	JPY	3,488,294	(2)
1/6/2016	USD	688,294	JPY	82,792,132	(33)
1/6/2016	USD	688,294	JPY	82,795,848	(2)
1/6/2016	USD	688,294	JPY	82,790,755	(45)
2/3/2016	JPY	78,374,287	USD	651,932	2
2/3/2016	JPY	79,643,524	USD	662,487	(1)
2/3/2016	JPY	79,647,102	USD	662,487	(31)
2/3/2016	JPY	79,645,843	USD	662,487	(21)

					$(99,222)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

Japan - 99.7%

Air Freight & Logistics - 0.2%
Yamato Holdings Co., Ltd.	263	$5,632

Auto Components - 6.2%
Aisin Seiki Co., Ltd.	300	13,068
Bridgestone Corp.	1,210	41,985
Denso Corp.	934	45,172
Exedy Corp.	72	1,760
Koito Manufacturing Co., Ltd.	81	3,374
NGK Spark Plug Co., Ltd.	135	3,608
NHK Spring Co., Ltd.	200	2,032
Nifco, Inc.	51	2,387
NOK Corp.	135	3,207
Stanley Electric Co., Ltd.	132	2,932
Sumitomo Electric Industries Ltd.	644	9,229
Sumitomo Rubber Industries Ltd.	429	5,638
Toyo Tire & Rubber Co., Ltd.	185	3,697
Toyoda Gosei Co., Ltd.	116	2,669
Toyota Boshoku Corp.	125	2,550
TS Tech Co., Ltd.	53	1,390
Yokohama Rubber Co., Ltd. (The)	200	3,111

Total Auto Components		147,809

Automobiles - 13.1%
Fuji Heavy Industries Ltd.	690	28,834
Honda Motor Co., Ltd.	2,235	72,645
Isuzu Motors Ltd.	975	10,650
Mazda Motor Corp.	137	2,874
Nissan Motor Co., Ltd.	6,985	74,295
Suzuki Motor Corp.	221	6,803
Toyota Motor Corp.	1,731	107,750
Yamaha Motor Co., Ltd.	334	7,619

Total Automobiles		311,470

Banks - 0.1%
Suruga Bank Ltd.	152	3,175

Beverages - 1.2%
Asahi Group Holdings Ltd.	378	11,937
Coca-Cola East Japan Co., Ltd.	127	2,062
Ito En Ltd.	100	2,594
Suntory Beverage & Food Ltd.	261	11,543

Total Beverages		28,136

Building Products - 0.7%
Daikin Industries Ltd.	205	15,169
Sanwa Holdings Corp.	288	2,308

Total Building Products		17,477

Chemicals - 4.8%
Air Water, Inc.	190	3,089
Asahi Kasei Corp.	1,659	11,349
Daicel Corp.	268	4,041
DIC Corp.	1,377	3,777
Hitachi Chemical Co., Ltd.	224	3,605
JSR Corp.	248	3,915
Kansai Paint Co., Ltd.	156	2,393
Kuraray Co., Ltd.	416	5,090
Mitsubishi Chemical Holdings Corp.	1,671	10,756
Mitsubishi Gas Chemical Co., Inc.	853	4,411
Nihon Parkerizing Co., Ltd.	69	713
Nippon Paint Holdings Co., Ltd.	70	1,721
Nissan Chemical Industries Ltd.	100	2,302
Nitto Denko Corp.	141	10,446
NOF Corp.	249	1,935
Shin-Etsu Chemical Co., Ltd.	340	18,702
Sumitomo Chemical Co., Ltd.	1,681	9,796
Taiyo Holdings Co., Ltd.	42	1,632
Toray Industries, Inc.	921	8,652
Tosoh Corp.	532	2,773
Zeon Corp.	219	1,782

Total Chemicals		112,880

Commercial Services & Supplies - 1.1%
Aeon Delight Co., Ltd.	100	3,229
Park24 Co., Ltd.	255	6,209
Secom Co., Ltd.	237	16,234

Total Commercial Services & Supplies		25,672

Construction & Engineering - 0.7%
COMSYS Holdings Corp.	158	2,245
Hazama Ando Corp.	100	544
JGC Corp.	148	2,292
Kajima Corp.	759	4,568
Kyowa Exeo Corp.	188	1,952
Maeda Road Construction Co., Ltd.	120	2,034
Nippo Corp.	105	1,721
SHO-BOND Holdings Co., Ltd.	40	1,470

Total Construction & Engineering		16,826

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	520	1,924
Taiheiyo Cement Corp.	1,143	3,363

Total Construction Materials		5,287

Containers & Packaging - 0.1%
Rengo Co., Ltd.	352	1,516

Electrical Equipment - 1.6%
Fuji Electric Co., Ltd.	454	1,928
GS Yuasa Corp.	543	2,040
Mitsubishi Electric Corp.	2,192	23,370
Nidec Corp.	151	11,093

Total Electrical Equipment		38,431

Electronic Equipment, Instruments & Components - 3.7%
Alps Electric Co., Ltd.	68	1,874
Azbil Corp.	116	3,004
Hirose Electric Co., Ltd.	37	4,540
Hitachi High-Technologies Corp.	129	3,528
Hitachi Ltd.	4,396	25,270
Horiba Ltd.	46	1,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2015

Investments	Shares	Value
Keyence Corp.	15	$8,364
Murata Manufacturing Co., Ltd.	127	18,549
Oki Electric Industry Co., Ltd.	1,000	1,264
Omron Corp.	184	6,218
Shimadzu Corp.	188	3,196
TDK Corp.	87	5,656
Yaskawa Electric Corp.	200	2,765
Yokogawa Electric Corp.	154	1,875

Total Electronic Equipment, Instruments & Components		87,898

Food & Staples Retailing - 2.9%
FamilyMart Co., Ltd.	156	7,314
Lawson, Inc.	168	13,756
Matsumotokiyoshi Holdings Co., Ltd.	66	3,402
Seven & I Holdings Co., Ltd.	779	35,940
Sugi Holdings Co., Ltd.	42	2,339
Sundrug Co., Ltd.	60	3,901
Tsuruha Holdings, Inc.	33	2,883

Total Food & Staples Retailing		69,535

Food Products - 1.0%
Ajinomoto Co., Inc.	386	9,240
Calbee, Inc.	73	3,119
Ezaki Glico Co., Ltd.	37	2,015
Kikkoman Corp.	108	3,793
NH Foods Ltd.	239	4,725
Yakult Honsha Co., Ltd.	32	1,585

Total Food Products		24,477

Health Care Equipment & Supplies - 1.5%
Hoya Corp.	437	18,095
Nakanishi, Inc.	41	1,603
Nipro Corp.	374	4,129
Sysmex Corp.	87	5,663
Terumo Corp.	211	6,630

Total Health Care Equipment & Supplies		36,120

Health Care Providers & Services - 0.2%
Miraca Holdings, Inc.	100	4,447

Health Care Technology - 0.1%
M3, Inc.	100	2,096

Hotels, Restaurants & Leisure - 0.4%
Atom Corp.	100	576
Oriental Land Co., Ltd.	100	6,099
Resorttrust, Inc.	100	2,665

Total Hotels, Restaurants & Leisure		9,340

Household Durables - 1.5%
Casio Computer Co., Ltd.(a)	263	6,225
Haseko Corp.	162	1,815
Rinnai Corp.	31	2,778
Sekisui Chemical Co., Ltd.	545	7,208
Sekisui House Ltd.	1,056	17,965

Total Household Durables		35,991

Household Products - 0.3%
Lion Corp.	275	2,616
Pigeon Corp.	31	764
Unicharm Corp.	200	4,118

Total Household Products		7,498

Insurance - 2.6%
Sompo Japan Nipponkoa Holdings, Inc.	435	14,504
Sony Financial Holdings, Inc.	558	10,108
Tokio Marine Holdings, Inc.	947	37,094

Total Insurance		61,706

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	200	2,333
Start Today Co., Ltd.	100	3,267

Total Internet & Catalog Retail		5,600

Internet Software & Services - 1.5%
DeNa Co., Ltd.	78	1,231
GMO Internet, Inc.	161	2,144
Kakaku.com, Inc.	148	2,945
Mixi, Inc.	79	2,988
Yahoo Japan Corp.	6,208	25,494

Total Internet Software & Services		34,802

IT Services - 1.3%
Itochu Techno-Solutions Corp.	148	2,980
NEC Networks & System Integration Corp.	100	1,784
Nihon Unisys Ltd.	100	1,114
Nomura Research Institute Ltd.	200	7,764
Obic Co., Ltd.	82	4,390
Otsuka Corp.	100	4,954
SCSK Corp.	126	5,117
Transcosmos, Inc.	81	2,101

Total IT Services		30,204

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	349	7,439
Heiwa Corp.	210	3,961
Shimano, Inc.	39	6,049
Universal Entertainment Corp.(a)	100	1,837

Total Leisure Products		19,286

Machinery - 7.8%
Ebara Corp.	586	2,821
FANUC Corp.	361	63,260
Hino Motors Ltd.	918	10,752
Hitachi Construction Machinery Co., Ltd.(a)	368	5,806
Hoshizaki Electric Co., Ltd.	40	2,514
IHI Corp.	1,000	2,801
JTEKT Corp.	331	5,517
Kawasaki Heavy Industries Ltd.	1,813	6,812
Komatsu Ltd.	1,390	23,017
Kubota Corp.	1,118	17,547
Kurita Water Industries Ltd.	139	2,936
Makita Corp.	154	9,000
Minebea Co., Ltd.	160	1,395
Miura Co., Ltd.	157	2,249
Nabtesco Corp.	127	2,616
NGK Insulators Ltd.	196	4,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2015

Investments	Shares	Value
NSK Ltd.	513	$5,655
OSG Corp.	100	1,911
SMC Corp.	23	6,074
Sumitomo Heavy Industries Ltd.	660	3,007
Tadano Ltd.	118	1,448
THK Co., Ltd.	158	2,966
Tsubakimoto Chain Co.	208	1,622

Total Machinery		186,213

Marine - 0.4%
Kawasaki Kisen Kaisha Ltd.	1,758	3,800
Nippon Yusen K.K.	2,243	5,500

Total Marine		9,300

Media - 0.6%
CyberAgent, Inc.	48	2,007
Daiichikosho Co., Ltd.	100	3,994
Hakuhodo DY Holdings, Inc.	322	3,531
Toho Co., Ltd.	130	3,631

Total Media		13,163

Metals & Mining - 2.0%
Dowa Holdings Co., Ltd.	291	2,119
Hitachi Metals Ltd.	311	3,891
Mitsubishi Materials Corp.	1,715	5,474
Mitsui Mining & Smelting Co., Ltd.	1,000	1,879
Nippon Steel & Sumitomo Metal Corp.	1,000	20,084
Sumitomo Metal Mining Co., Ltd.	939	11,549
Yamato Kogyo Co., Ltd.	100	2,577

Total Metals & Mining		47,573

Multiline Retail - 0.3%
Isetan Mitsukoshi Holdings Ltd.	160	2,110
Izumi Co., Ltd.	48	1,879
Ryohin Keikaku Co., Ltd.	18	3,687

Total Multiline Retail		7,676

Personal Products - 1.2%
Kao Corp.	404	21,007
Kobayashi Pharmaceutical Co., Ltd.	41	3,401
Kose Corp.	42	3,935

Total Personal Products		28,343

Pharmaceuticals - 4.8%
Astellas Pharma, Inc.	2,362	33,998
Chugai Pharmaceutical Co., Ltd.	488	17,200
Eisai Co., Ltd.	366	24,532
Hisamitsu Pharmaceutical Co., Inc.	119	5,045
KYORIN Holdings, Inc.	125	2,631
Mochida Pharmaceutical Co., Ltd.	38	2,720
Rohto Pharmaceutical Co., Ltd.	100	2,013
Santen Pharmaceutical Co., Ltd.	325	5,420
Sawai Pharmaceutical Co., Ltd.	43	2,970
Shionogi & Co., Ltd.	230	10,522
Sumitomo Dainippon Pharma Co., Ltd.	364	4,330
Tsumura & Co.	134	3,754

Total Pharmaceuticals		115,135

Professional Services - 0.1%
Meitec Corp.	44	1,520

Real Estate Management & Development - 2.1%
Daikyo, Inc.	1,000	1,638
Daito Trust Construction Co., Ltd.	93	10,831
Daiwa House Industry Co., Ltd.	863	25,131
Hulic Co., Ltd.	454	4,034
Relo Holdings, Inc.	20	2,442
Sumitomo Realty & Development Co., Ltd.	155	4,478
Tokyo Tatemono Co., Ltd.	100	1,100

Total Real Estate Management & Development		49,654

Road & Rail - 2.6%
Central Japan Railway Co.	60	10,774
East Japan Railway Co.	277	26,366
Hitachi Transport System Ltd.	45	794
Keisei Electric Railway Co., Ltd.	137	1,765
Nippon Express Co., Ltd.	1,137	5,406
Sankyu, Inc.	377	1,946
West Japan Railway Co.	217	15,142

Total Road & Rail		62,193

Semiconductors & Semiconductor Equipment - 0.2%
Disco Corp.	38	3,633
Shinko Electric Industries Co., Ltd.	290	1,885

Total Semiconductors & Semiconductor Equipment		5,518

Software - 1.0%
GungHo Online Entertainment, Inc.(a)	474	1,296
Konami Holdings Corp.	107	2,569
Nexon Co., Ltd.	128	2,106
Oracle Corp.	82	3,851
Square Enix Holdings Co., Ltd.	93	2,269
Trend Micro, Inc.	256	10,492

Total Software		22,583

Specialty Retail - 1.8%
ABC-Mart, Inc.	73	4,035
AOKI Holdings, Inc.	152	2,000
Fast Retailing Co., Ltd.	41	14,533
Hikari Tsushin, Inc.	60	4,115
K’s Holdings Corp.	51	1,751
Sanrio Co., Ltd.	137	3,246
Shimamura Co., Ltd.	38	4,505
T-Gaia Corp.	57	655
United Arrows Ltd.	57	2,473
USS Co., Ltd.	320	4,868

Total Specialty Retail		42,181

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2015

Investments	Shares	Value
Technology Hardware, Storage & Peripherals - 5.1%
Brother Industries Ltd.	214	$2,494
Canon, Inc.	3,000	91,650
FUJIFILM Holdings Corp.	436	18,412
Konica Minolta, Inc.	386	3,921
NEC Corp.	1,758	5,626

Total Technology Hardware, Storage & Peripherals		122,103

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	100	2,098

Tobacco - 4.7%
Japan Tobacco, Inc.	3,000	111,501

Trading Companies & Distributors - 6.4%
ITOCHU Corp.	2,831	33,936
Marubeni Corp.	3,979	20,676
MISUMI Group, Inc.	200	2,803
Mitsubishi Corp.	2,577	43,445
Mitsui & Co., Ltd.	4,264	51,237

Total Trading Companies & Distributors		152,097

Transportation Infrastructure - 0.1%
Kamigumi Co., Ltd.	258	2,248

Wireless Telecommunication Services - 10.4%
KDDI Corp.	3,355	87,964
NTT DOCOMO, Inc.	6,732	139,011
SoftBank Group Corp.	417	21,281

Total Wireless Telecommunication Services		248,256

TOTAL COMMON STOCKS (Cost: $2,462,822)		2,372,666

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $10,613)(c)	10,613	10,613

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,473,435)		2,383,279
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(4,494)

NET ASSETS - 100.0%		$2,378,785

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $10,076 and the total market value of the collateral held by the Fund was $10,613.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	JPY	115,200	USD	955	$(2)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.3%
AIT Corp.(a)	24,100	$235,200
Kintetsu World Express, Inc.	26,700	475,426
Konoike Transport Co., Ltd.	13,900	185,572
Yusen Logistics Co., Ltd.	31,600	426,342

Total Air Freight & Logistics		1,322,540

Auto Components - 4.9%
Aisan Industry Co., Ltd.	41,500	431,577
Calsonic Kansei Corp.	126,000	1,128,077
Daido Metal Co., Ltd.	42,800	398,131
Daikyonishikawa Corp.	37,600	707,022
Eagle Industry Co., Ltd.	22,100	409,868
Exedy Corp.	39,725	971,206
FCC Co., Ltd.	41,400	889,982
G-Tekt Corp.	39,700	562,688
H-One Co., Ltd.	42,400	227,341
Keihin Corp.	39,421	700,628
Kinugawa Rubber Industrial Co., Ltd.	42,372	227,895
KYB Corp.	260,400	796,602
Nifco, Inc.	42,586	1,993,094
Nissin Kogyo Co., Ltd.	49,900	730,072
Pacific Industrial Co., Ltd.(a)	43,300	483,051
Press Kogyo Co., Ltd.	84,200	370,271
Riken Corp.	111,687	396,445
Sanden Holdings Corp.	99,963	322,421
Shoei Co., Ltd.	10,600	235,800
Showa Corp.	83,200	782,237
Sumitomo Riko Co., Ltd.	67,300	566,731
Taiho Kogyo Co., Ltd.	40,300	490,454
Tokai Rika Co., Ltd.	76,758	1,920,625
Topre Corp.	41,200	955,208
TPR Co., Ltd.	24,500	699,593
TS Tech Co., Ltd.	39,300	1,030,729
Unipres Corp.	15,403	352,376
Yorozu Corp.	11,800	271,127

Total Auto Components		19,051,251

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	28,100	306,940

Banks - 7.0%
77 Bank Ltd. (The)	224,000	1,219,668
Akita Bank Ltd. (The)	103,000	357,047
Aomori Bank Ltd. (The)	171,622	554,977
Ashikaga Holdings Co., Ltd.	217,300	854,424
Awa Bank Ltd. (The)	92,378	542,926
Bank of Nagoya Ltd. (The)(a)	121,691	450,164
Bank of Okinawa Ltd. (The)	10,900	424,058
Bank of Saga Ltd. (The)	184,448	415,524
Bank of the Ryukyus Ltd.	27,508	390,570
Chukyo Bank Ltd. (The)	133,000	255,397
Daishi Bank Ltd. (The)	245,552	1,094,109
Eighteenth Bank Ltd. (The)	178,046	523,948
FIDEA Holdings Co., Ltd.	180,827	410,373
Fukui Bank Ltd. (The)	189,671	372,105
Higashi-Nippon Bank Ltd. (The)	190,000	633,360
Hokkoku Bank Ltd. (The)	91,621	306,939
Hokuetsu Bank Ltd. (The)	246,000	523,513
Hyakugo Bank Ltd. (The)	95,000	466,728
Hyakujushi Bank Ltd. (The)	158,000	593,674
Juroku Bank Ltd. (The)	267,000	1,067,601
Kansai Urban Banking Corp.	57,400	648,938
Keiyo Bank Ltd. (The)	163,684	783,756
Kiyo Bank Ltd. (The)	51,290	747,850
Kyushu Financial Group, Inc.	196,500	1,383,561
Mie Bank Ltd. (The)	162,389	361,779
Minato Bank Ltd. (The)	248,000	412,320
Miyazaki Bank Ltd. (The)	172,000	556,199
Musashino Bank Ltd. (The)	24,005	887,005
Nanto Bank Ltd. (The)	129,000	407,498
Nishi-Nippon City Bank Ltd. (The)	655,000	1,747,828
North Pacific Bank Ltd.	194,915	682,150
Ogaki Kyoritsu Bank Ltd. (The)	299,423	1,219,646
Oita Bank Ltd. (The)	118,000	462,995
San-In Godo Bank Ltd. (The)	80,400	661,673
Senshu Ikeda Holdings, Inc.	180,940	752,068
Shiga Bank Ltd. (The)	112,923	569,801
Shikoku Bank Ltd. (The)	186,000	425,205
Tochigi Bank Ltd. (The)	37,843	218,322
Toho Bank Ltd. (The)	256,000	923,596
Tokyo TY Financial Group, Inc.	16,600	560,946
TOMONY Holdings, Inc.	64,377	247,779
Towa Bank Ltd. (The)	394,000	353,730
Yamagata Bank Ltd. (The)(a)	85,000	333,513
Yamanashi Chuo Bank Ltd. (The)	83,066	428,122

Total Banks		27,233,385

Beverages - 1.4%
Coca-Cola East Japan Co., Ltd.	60,000	974,105
Coca-Cola West Co., Ltd.	80,479	1,643,767
Ito En Ltd.(a)	45,000	1,167,131
Sapporo Holdings Ltd.	241,992	1,070,200
Takara Holdings, Inc.	59,911	460,183

Total Beverages		5,315,386

Building Products - 1.9%
Aica Kogyo Co., Ltd.	43,815	870,873
Bunka Shutter Co., Ltd.	43,300	369,667
Central Glass Co., Ltd.	153,933	712,754
Nichias Corp.	84,827	563,421
Nichiha Corp.	14,800	225,147
Nitto Boseki Co., Ltd.	122,996	334,342
Noritz Corp.(a)	26,300	405,994
Okabe Co., Ltd.	52,400	405,540
Sanwa Holdings Corp.	168,566	1,350,826
Sekisui Jushi Corp.	29,800	414,195
Takara Standard Co., Ltd.	43,063	330,056
Takasago Thermal Engineering Co., Ltd.	90,872	1,341,607

Total Building Products		7,324,422

Capital Markets - 2.4%
GCA Savvian Corp.	25,200	261,018
Ichigo, Inc.(a)	94,300	297,100
Ichiyoshi Securities Co., Ltd.	45,188	419,218
IwaiCosmo Holdings, Inc.	39,600	463,171
kabu.com Securities Co., Ltd.	392,000	1,238,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Kyokuto Securities Co., Ltd.(a)	56,200	$714,793
Marusan Securities Co., Ltd.	173,800	1,842,097
Matsui Securities Co., Ltd.	380,700	3,528,663
Monex Group, Inc.	201,494	530,975
Toyo Securities Co., Ltd.	41,198	129,113

Total Capital Markets		9,424,437

Chemicals - 8.3%
ADEKA Corp.	87,425	1,258,740
Chugoku Marine Paints Ltd.	52,000	385,585
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,714	239,458
Denka Co., Ltd.	513,000	2,302,839
DIC Corp.	697,000	1,912,050
Fujimi, Inc.	29,700	416,262
Fujimori Kogyo Co., Ltd.	9,200	241,673
JSP Corp.	24,023	503,246
Kaneka Corp.	278,000	2,923,397
Kureha Corp.(a)	163,648	636,662
Lintec Corp.	51,165	1,088,418
Mitsubishi Gas Chemical Co., Inc.	357,000	1,845,912
Nihon Nohyaku Co., Ltd.(a)	37,588	237,161
Nihon Parkerizing Co., Ltd.	54,000	557,978
Nippon Kayaku Co., Ltd.	124,000	1,314,269
Nippon Shokubai Co., Ltd.	16,900	1,189,933
Nippon Soda Co., Ltd.	108,091	651,448
Nippon Synthetic Chemical Industry Co., Ltd. (The)	43,860	317,570
Nippon Valqua Industries Ltd.	138,688	362,010
NOF Corp.	131,000	1,018,205
Okamoto Industries, Inc.(a)	48,436	443,713
Osaka Soda Co., Ltd.	83,000	319,456
Sakai Chemical Industry Co., Ltd.	139,000	472,597
Sakata INX Corp.	66,000	703,371
Sanyo Chemical Industries Ltd.	44,176	351,807
Sekisui Plastics Co., Ltd.	92,000	322,740
Shikoku Chemicals Corp.	26,000	248,123
Showa Denko K.K.(a)	931,692	1,099,799
Sumitomo Bakelite Co., Ltd.	139,092	583,910
Sumitomo Seika Chemicals Co., Ltd.	89,000	546,748
Taiyo Holdings Co., Ltd.	26,891	1,045,059
Takasago International Corp.	12,900	311,736
Takiron Co., Ltd.	87,000	453,460
Toagosei Co., Ltd.	108,500	939,831
Tokai Carbon Co., Ltd.	123,000	349,690
Toyo Ink SC Holdings Co., Ltd.	295,512	1,215,998
Toyobo Co., Ltd.	461,531	652,232
Ube Industries Ltd.	949,930	2,029,444
Zeon Corp.	116,000	944,046

Total Chemicals		32,436,576

Commercial Services & Supplies - 2.4%
Aeon Delight Co., Ltd.	41,700	1,346,727
Daiseki Co., Ltd.	17,207	276,925
Itoki Corp.	41,000	293,454
Kokuyo Co., Ltd.	76,803	838,292
Kyodo Printing Co., Ltd.	84,049	234,061
NAC Co., Ltd.(a)	52,500	428,571
Nippon Parking Development Co., Ltd.(a)	256,400	296,268
Okamura Corp.	93,076	936,215
Park24 Co., Ltd.	113,100	2,753,813
Relia Inc.	36,200	312,964
Sato Holdings Corp.	25,738	513,498
Toppan Forms Co., Ltd.	82,500	987,572

Total Commercial Services & Supplies		9,218,360

Communications Equipment - 0.4%
Hitachi Kokusai Electric, Inc.	88,948	1,225,212
Japan Radio Co., Ltd.	84,000	258,365

Total Communications Equipment		1,483,577

Construction & Engineering - 4.2%
COMSYS Holdings Corp.	80,600	1,145,063
Fudo Tetra Corp.(a)	216,100	255,091
Hazama Ando Corp.	59,900	326,152
Kandenko Co., Ltd.	109,138	738,504
Kitano Construction Corp.	129,651	339,499
Kyowa Exeo Corp.	81,466	845,846
Kyudenko Corp.	32,890	594,943
Maeda Corp.	92,087	626,953
Maeda Road Construction Co., Ltd.	44,694	757,563
Mirait Holdings Corp.	50,400	418,551
NDS Co., Ltd.	123,000	354,803
Nippo Corp.	35,358	579,625
Nippon Densetsu Kogyo Co., Ltd.	30,800	678,755
Nippon Koei Co., Ltd.	41,000	150,646
Nippon Road Co., Ltd. (The)	133,291	662,605
Nishimatsu Construction Co., Ltd.	185,037	707,569
Obayashi Road Corp.	33,000	225,221
Okumura Corp.	156,853	891,870
Penta-Ocean Construction Co., Ltd.	42,293	178,250
Raito Kogyo Co., Ltd.	25,700	252,952
SHO-BOND Holdings Co., Ltd.	8,500	312,316
Sumitomo Densetsu Co., Ltd.	22,000	287,310
Taikisha Ltd.	13,765	332,639
TOA ROAD Corp.	84,000	309,340
Toda Corp.	127,549	687,076
Toenec Corp.	95,000	631,780
Tokyu Construction Co., Ltd.	64,600	489,219
Totetsu Kogyo Co., Ltd.	15,979	404,473
Toyo Construction Co., Ltd.	63,600	292,371
Toyo Engineering Corp.*	130,554	338,608
Yahagi Construction Co., Ltd.	38,800	267,063
Yokogawa Bridge Holdings Corp.	18,700	217,165
Yurtec Corp.	97,000	924,078

Total Construction & Engineering		16,223,899

Construction Materials - 0.2%
Sumitomo Osaka Cement Co., Ltd.	229,404	848,620

Containers & Packaging - 0.6%
FP Corp.	24,400	889,430
Fuji Seal International, Inc.	22,105	672,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Rengo Co., Ltd.	227,000	$977,481

Total Containers & Packaging		2,539,460

Distributors - 1.0%
Canon Marketing Japan, Inc.	112,300	1,769,989
Doshisha Co., Ltd.	37,400	758,602
Happinet Corp.	18,800	184,413
Paltac Corp.	70,257	1,262,109

Total Distributors		3,975,113

Diversified Consumer Services - 1.0%
Benesse Holdings, Inc.	112,400	3,260,950
Meiko Network Japan Co., Ltd.	23,386	272,362
Studio Alice Co., Ltd.	13,160	233,236

Total Diversified Consumer Services		3,766,548

Diversified Financial Services - 0.2%
Financial Products Group Co., Ltd.(a)	22,000	174,837
Ricoh Leasing Co., Ltd.	18,800	589,966

Total Diversified Financial Services		764,803

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	10,000	261,441

Electrical Equipment - 1.3%
Daihen Corp.	87,000	415,129
Fujikura Ltd.	160,715	880,429
GS Yuasa Corp.	269,000	1,010,748
Idec Corp.	31,436	286,673
Nissin Electric Co., Ltd.	56,565	464,106
Nitto Kogyo Corp.	32,700	578,458
Sanyo Denki Co., Ltd.	18,000	112,972
Takaoka Toko Co., Ltd.	22,700	289,093
Ushio, Inc.	76,875	1,072,333

Total Electrical Equipment		5,109,941

Electronic Equipment, Instruments & Components - 5.0%
Ai Holdings Corp.	44,500	1,139,366
Amano Corp.	73,435	1,005,424
Anritsu Corp.	172,500	1,142,878
Azbil Corp.	78,754	2,039,309
Canon Electronics, Inc.	22,800	378,879
Citizen Holdings Co., Ltd.	208,600	1,515,578
CONEXIO Corp.	58,100	552,045
Daiwabo Holdings Co., Ltd.	250,396	503,727
Enplas Corp.	11,789	427,773
Hakuto Co., Ltd.	27,234	277,332
Horiba Ltd.	19,000	741,552
Japan Aviation Electronics Industry Ltd.	27,000	394,131
Kaga Electronics Co., Ltd.	41,600	625,928
Koa Corp.	27,947	239,058
Mitsumi Electric Co., Ltd.(a)	53,400	305,853
Nippon Electric Glass Co., Ltd.	324,000	1,651,041
Nippon Signal Co., Ltd.	40,000	440,251
Nohmi Bosai Ltd.	65,291	824,449
Oki Electric Industry Co., Ltd.	631,000	797,307
Ryoden Trading Co., Ltd.	93,723	634,974
Ryosan Co., Ltd.	23,300	604,314
Sanshin Electronics Co., Ltd.	44,500	470,173
Shinko Shoji Co., Ltd.	27,800	303,664
Siix Corp.(a)	22,100	687,094
SMK Corp.	84,000	419,668
Taiyo Yuden Co., Ltd.	41,400	580,244
Tokyo Electron Device Ltd.	18,700	247,945
Topcon Corp.	15,100	258,455
UKC Holdings Corp.	11,600	263,156

Total Electronic Equipment, Instruments & Components		19,471,568

Energy Equipment & Services - 0.2%
Modec, Inc.(a)	38,004	532,963
Shinko Plantech Co., Ltd.	36,200	300,325

Total Energy Equipment & Services		833,288

Food & Staples Retailing - 3.2%
Ain Holdings, Inc.	11,300	544,827
Arcs Co., Ltd.	45,194	1,004,979
Belc Co., Ltd.	23,100	850,684
Cawachi Ltd.	27,300	536,037
Cocokara fine, Inc.	15,800	717,137
Cosmos Pharmaceutical Corp.(a)	1,800	285,797
Heiwado Co., Ltd.	41,263	913,106
Kato Sangyo Co., Ltd.	29,316	686,262
Life Corp.	13,300	331,685
Matsumotokiyoshi Holdings Co., Ltd.	28,600	1,474,043
Qol Co., Ltd.	40,800	582,009
San-A Co., Ltd.	15,900	720,354
UNY Group Holdings Co., Ltd.	222,600	1,411,894
Valor Holdings Co., Ltd.	31,591	749,759
Welcia Holdings Co., Ltd.	17,500	977,597
Yaoko Co., Ltd.	4,100	173,823
Yokohama Reito Co., Ltd.	63,228	557,670

Total Food & Staples Retailing		12,517,663

Food Products - 3.8%
Ariake Japan Co., Ltd.	26,228	1,462,986
Fuji Oil Holdings Inc.	44,500	729,490
Fujicco Co., Ltd.	42,700	749,677
Hokuto Corp.	28,391	549,907
J-Oil Mills, Inc.	177,981	519,318
Kameda Seika Co., Ltd.	2,300	98,849
Marudai Food Co., Ltd.	147,000	568,228
Maruha Nichiro Corp.	31,832	565,485
Megmilk Snow Brand Co., Ltd.	52,800	1,369,433
Mitsui Sugar Co., Ltd.	112,492	508,713
Morinaga & Co., Ltd.	175,439	933,380
Morinaga Milk Industry Co., Ltd.	132,411	607,597
Nichirei Corp.	170,096	1,269,763
Nippon Beet Sugar Manufacturing Co., Ltd.	177,000	298,691
Nippon Flour Mills Co., Ltd.	178,766	1,291,389
Nippon Suisan Kaisha Ltd.	70,600	398,499
Nisshin Oillio Group Ltd. (The)	171,000	700,802
Riken Vitamin Co., Ltd.	11,400	376,225
S Foods, Inc.(a)	39,300	692,271
Sakata Seed Corp.	8,400	199,988
Showa Sangyo Co., Ltd.	189,000	725,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Starzen Co., Ltd.	12,100	$347,022

Total Food Products		14,963,578

Gas Utilities - 0.1%
K&O Energy Group, Inc.	22,900	329,332
Shizuoka Gas Co., Ltd.	26,492	170,895

Total Gas Utilities		500,227

Health Care Equipment & Supplies - 1.7%
Asahi Intecc Co., Ltd.	5,000	232,346
Eiken Chemical Co., Ltd.	13,835	257,965
Hogy Medical Co., Ltd.	10,100	510,478
Nagaileben Co., Ltd.	28,926	498,231
Nakanishi, Inc.	11,500	449,790
Nihon Kohden Corp.	45,700	1,116,904
Nikkiso Co., Ltd.	63,300	504,632
Nipro Corp.	191,800	2,117,382
Paramount Bed Holdings Co., Ltd.	26,521	948,005

Total Health Care Equipment & Supplies		6,635,733

Health Care Providers & Services - 0.6%
BML, Inc.	16,000	483,478
Ship Healthcare Holdings, Inc.	51,007	1,276,288
Toho Holdings Co., Ltd.	25,700	630,670

Total Health Care Providers & Services		2,390,436

Hotels, Restaurants & Leisure - 3.2%
Accordia Golf Co., Ltd.	104,200	1,006,529
Doutor Nichires Holdings Co., Ltd.	41,953	652,164
Fuji Kyuko Co., Ltd.	27,402	264,692
Hiramatsu, Inc.	51,900	316,677
HIS Co., Ltd.	8,400	283,852
Ichibanya Co., Ltd.	8,318	410,731
Kyoritsu Maintenance Co., Ltd.(a)	10,100	874,866
McDonald’s Holdings Co., Japan Ltd.(a)	60,100	1,308,965
MOS Food Services, Inc.	15,900	430,891
Ohsho Food Service Corp.	22,000	762,625
Plenus Co., Ltd.	38,068	639,873
Resorttrust, Inc.	67,208	1,790,612
Round One Corp.	132,437	602,212
Royal Holdings Co., Ltd.(a)	4,600	86,000
Saizeriya Co., Ltd.	30,500	772,040
Skylark Co., Ltd.	96,300	1,256,035
St. Marc Holdings Co., Ltd.	18,700	523,093
Tokyotokeiba Co., Ltd.(a)	130,424	293,819
Yoshinoya Holdings Co., Ltd.(a)	32,400	420,436

Total Hotels, Restaurants & Leisure		12,696,112

Household Durables - 2.5%
Alpine Electronics, Inc.	25,600	403,914
Cleanup Corp.	22,800	142,151
First Juken Co., Ltd.	24,300	275,129
Foster Electric Co., Ltd.	24,800	548,797
France Bed Holdings Co., Ltd.	69,300	577,236
Fujitsu General Ltd.	41,000	528,625
Mitsui Home Co., Ltd.	84,000	386,849
Nihon House Holdings Co., Ltd.(a)	95,600	367,157
Nissei Build Kogyo Co., Ltd.(a)	87,000	284,949
PanaHome Corp.	117,177	894,206
Pressance Corp.	11,600	387,165
Sangetsu Co., Ltd.	59,900	1,104,437
Starts Corp., Inc.	41,200	804,855
Sumitomo Forestry Co., Ltd.	82,700	1,129,524
Tamron Co., Ltd.	17,766	331,852
TOA Corp.	29,752	313,114
Token Corp.	10,170	790,469
West Holdings Corp.(a)	69,900	427,669

Total Household Durables		9,698,098

Household Products - 0.7%
Earth Chemical Co., Ltd.	24,500	1,011,202
Lion Corp.	182,013	1,730,935

Total Household Products		2,742,137

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	97,300	1,036,939
TOKAI Holdings Corp.	120,200	565,553

Total Industrial Conglomerates		1,602,492

Internet & Catalog Retail - 0.4%
ASKUL Corp.	24,265	977,297
Belluna Co., Ltd.	63,084	351,355
Senshukai Co., Ltd.(a)	63,076	419,476

Total Internet & Catalog Retail		1,748,128

Internet Software & Services - 0.8%
Dip Corp.(a)	9,900	205,497
F@N Communications, Inc.(a)	49,800	308,831
GMO Internet, Inc.	65,272	869,244
Gree, Inc.	122,100	584,643
Gurunavi, Inc.	25,000	524,336
Internet Initiative Japan, Inc.	24,500	491,243
NIFTY Corp.	17,000	160,680

Total Internet Software & Services		3,144,474

IT Services - 1.9%
DTS Corp.	25,491	584,855
Future Architect, Inc.(a)	41,100	269,570
Ines Corp.	36,710	346,059
Information Services International-Dentsu Ltd.	30,800	598,871
IT Holdings Corp.	52,400	1,212,263
NEC Networks & System Integration Corp.	42,279	754,235
NET One Systems Co., Ltd.	125,358	807,619
Nihon Unisys Ltd.(a)	65,100	725,167
NS Solutions Corp.	63,380	1,459,434
Transcosmos, Inc.	22,800	591,346

Total IT Services		7,349,419

Leisure Products - 1.4%
Dunlop Sports Co., Ltd.	49,486	384,633
Fields Corp.	44,400	773,618
Heiwa Corp.	137,900	2,601,065
Mizuno Corp.(a)	91,616	440,202
Tomy Co., Ltd.	43,200	285,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Universal Entertainment Corp.	49,500	$909,389

Total Leisure Products		5,394,046

Life Sciences Tools & Services - 0.1%
CMIC Holdings Co., Ltd.(a)	19,000	243,393
EPS Holdings, Inc.(a)	13,900	154,374

Total Life Sciences Tools & Services		397,767

Machinery - 5.8%
Aida Engineering Ltd.	73,700	768,889
Alinco, Inc.	26,900	259,619
Anest Iwata Corp.	44,200	377,718
Asahi Diamond Industrial Co., Ltd.	38,200	413,771
Bando Chemical Industries Ltd.	98,787	415,530
CKD Corp.	37,841	382,201
Daifuku Co., Ltd.	32,104	553,770
DMG Mori Co., Ltd.	53,800	637,308
Ebara Corp.	310,000	1,492,082
Fujitec Co., Ltd.	59,461	616,878
Furukawa Co., Ltd.	311,000	646,328
Glory Ltd.	28,700	891,097
Hitachi Koki Co., Ltd.	83,227	601,916
Hitachi Zosen Corp.	82,600	457,993
Iseki & Co., Ltd.(a)	184,000	289,089
Japan Steel Works Ltd. (The)	84,524	300,027
Kato Works Co., Ltd.	40,000	176,566
Kito Corp.	17,600	159,328
Kitz Corp.	82,189	373,043
Kobelco Eco-Solutions Co., Ltd.(a)	90,000	392,784
Kyokuto Kaihatsu Kogyo Co., Ltd.	25,780	289,314
Makino Milling Machine Co., Ltd.	45,578	347,817
Max Co., Ltd.	36,000	373,781
Meidensha Corp.	128,000	521,385
Mitsubishi Nichiyu Forklift Co., Ltd.	56,200	229,855
Mitsuboshi Belting Ltd.	17,092	137,537
Mitsui Engineering & Shipbuilding Co., Ltd.	284,404	472,844
Miura Co., Ltd.	84,000	1,203,142
Morita Holdings Corp.	36,205	396,075
Nachi-Fujikoshi Corp.	111,000	514,884
Nippon Thompson Co., Ltd.	83,051	363,838
Nitta Corp.	16,300	450,538
Obara Group, Inc.	11,379	418,099
Oiles Corp.	30,000	525,708
OKUMA Corp.	45,852	376,589
OSG Corp.	53,600	1,024,368
Ryobi Ltd.	99,000	423,833
Shinmaywa Industries Ltd.	83,685	758,275
Sodick Co., Ltd.(a)	32,300	241,387
Star Micronics Co., Ltd.	49,634	654,800
Tadano Ltd.	42,000	515,333
Tocalo Co., Ltd.	17,900	373,639
Toshiba Machine Co., Ltd.	52,806	180,856
Tsubakimoto Chain Co.	102,228	797,123
Tsugami Corp.(a)	41,000	179,617
Union Tool Co.(a)	17,300	478,179
YAMABIKO Corp.	26,600	226,209

Total Machinery		22,680,962

Marine - 0.6%
Kawasaki Kisen Kaisha Ltd.	862,000	1,863,086
NS United Kaiun Kaisha Ltd.	259,000	465,057

Total Marine		2,328,143

Media - 1.6%
Avex Group Holdings, Inc.	32,599	390,500
Daiichikosho Co., Ltd.	43,500	1,737,541
Kadokawa Dwango	58,100	878,539
SKY Perfect JSAT Holdings, Inc.	192,100	1,092,285
Toei Co., Ltd.	83,313	822,084
Tv Tokyo Holdings Corp.	18,300	347,760
Wowow, Inc.	10,900	276,815
Zenrin Co., Ltd.	26,887	552,514

Total Media		6,098,038

Metals & Mining - 2.8%
Aichi Steel Corp.	111,000	525,957
Asahi Holdings, Inc.	37,500	590,424
Daido Steel Co., Ltd.	178,000	719,132
Dowa Holdings Co., Ltd.	174,000	1,267,085
Godo Steel Ltd.	110,000	220,375
Kyoei Steel Ltd.	26,114	472,156
Mitsubishi Steel Manufacturing Co., Ltd.	127,000	244,931
Mitsui Mining & Smelting Co., Ltd.	383,000	719,548
Neturen Co., Ltd.(a)	32,600	257,179
Nippon Denko Co., Ltd.	147,341	269,463
Nippon Light Metal Holdings Co., Ltd.	439,700	789,519
Nisshin Steel Co., Ltd.	104,628	1,121,123
Osaka Steel Co., Ltd.	15,900	290,917
OSAKA Titanium Technologies Co., Ltd.(a)	5,200	108,241
Sanyo Special Steel Co., Ltd.	98,000	470,061
Toho Zinc Co., Ltd.(a)	91,967	214,828
Tokyo Steel Manufacturing Co., Ltd.	18,900	118,778
Topy Industries Ltd.	84,000	189,933
Toyo Kohan Co., Ltd.	98,205	348,589
UACJ Corp.	357,632	847,293
Yamato Kogyo Co., Ltd.	39,600	1,020,491

Total Metals & Mining		10,806,023

Multiline Retail - 0.4%
H2O Retailing Corp.	43,900	866,723
Parco Co., Ltd.	44,700	412,833
Seria Co., Ltd.	9,900	483,087

Total Multiline Retail		1,762,643

Oil, Gas & Consumable Fuels - 0.7%
BP Castrol K.K.(a)	25,800	261,657
Itochu Enex Co., Ltd.	119,781	926,026
Nippon Coke & Engineering Co., Ltd.	360,273	302,486
Nippon Gas Co., Ltd.(a)	23,200	575,106
San-Ai Oil Co., Ltd.	52,916	435,047

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Sinanen Holdings Co., Ltd.	43,771	$172,471

Total Oil, Gas & Consumable Fuels		2,672,793

Paper & Forest Products - 0.8%
Daio Paper Corp.(a)	26,278	227,621
Hokuetsu Kishu Paper Co., Ltd.(a)	117,832	699,381
Nippon Paper Industries Co., Ltd.	101,100	1,650,613
Tokushu Tokai Paper Co., Ltd.	131,000	404,015

Total Paper & Forest Products		2,981,630

Personal Products - 1.1%
Artnature, Inc.	46,100	407,368
Fancl Corp.	53,000	739,299
Kobayashi Pharmaceutical Co., Ltd.	14,500	1,202,959
Mandom Corp.	14,453	588,116
Milbon Co., Ltd.	10,600	435,297
Noevir Holdings Co., Ltd.	26,800	779,750

Total Personal Products		4,152,789

Pharmaceuticals - 2.5%
Fuji Pharma Co., Ltd.	16,800	306,546
KYORIN Holdings, Inc.	44,185	930,017
Mochida Pharmaceutical Co., Ltd.	14,011	1,002,824
Nichi-iko Pharmaceutical Co., Ltd.	31,900	770,882
Nippon Shinyaku Co., Ltd.	26,000	968,286
Rohto Pharmaceutical Co., Ltd.	50,700	1,020,786
Sawai Pharmaceutical Co., Ltd.	23,024	1,590,502
Torii Pharmaceutical Co., Ltd.	15,700	362,042
Towa Pharmaceutical Co., Ltd.	9,200	578,179
Tsumura & Co.	59,400	1,664,059
ZERIA Pharmaceutical Co., Ltd.	40,400	540,704

Total Pharmaceuticals		9,734,827

Professional Services - 1.3%
FULLCAST Holdings Co., Ltd.(a)	37,100	230,998
Funai Soken Holdings, Inc.	29,040	417,151
Meitec Corp.	39,200	1,353,971
Nihon M&A Center, Inc.	11,416	556,114
Nomura Co., Ltd.(a)	31,300	486,822
Space Co., Ltd.	29,900	342,510
Temp Holdings Co., Ltd.	57,200	896,313
Weathernews, Inc.	9,400	323,114
Yumeshin Holdings Co., Ltd.(a)	107,800	547,536

Total Professional Services		5,154,529

Real Estate Management & Development - 1.6%
Airport Facilities Co., Ltd.	54,519	260,596
Daibiru Corp.	64,300	536,123
Daikyo, Inc.	652,000	1,067,742
Goldcrest Co., Ltd.	24,900	457,451
Heiwa Real Estate Co., Ltd.	35,768	395,754
Kenedix, Inc.(a)	77,600	282,545
Open House Co., Ltd.	19,000	370,539
Relo Holdings, Inc.	9,846	1,202,359
Takara Leben Co., Ltd.	70,200	394,490
TOC Co., Ltd.	45,900	407,127
Unizo Holdings Co., Ltd.(a)	17,100	694,405

Total Real Estate Management & Development		6,069,131

Road & Rail - 2.5%
Fukuyama Transporting Co., Ltd.(a)	148,059	738,480
Hitachi Transport System Ltd.	43,300	763,811
Ichinen Holdings Co., Ltd.	30,000	289,538
Maruzen Showa Unyu Co., Ltd.	101,000	362,708
Nankai Electric Railway Co., Ltd.	177,000	1,054,982
Nikkon Holdings Co., Ltd.	63,060	1,270,164
Nishi-Nippon Railroad Co., Ltd.	164,000	970,680
Sankyu, Inc.	231,532	1,195,240
Seino Holdings Co., Ltd.	91,060	958,327
Senko Co., Ltd.(a)	122,156	830,655
Sotetsu Holdings, Inc.	252,000	1,478,964

Total Road & Rail		9,913,549

Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.(a)	70,700	594,775
Axell Corp.	25,400	260,767
Lasertec Corp.	17,500	200,902
MegaChips Corp.(a)	25,300	222,935
Mimasu Semiconductor Industry Co., Ltd.	16,827	162,262
Mitsui High-Tec, Inc.	29,300	185,112
Nuflare Technology, Inc.(a)	11,600	534,220
Sanken Electric Co., Ltd.	36,000	127,786
SCREEN Holdings Co., Ltd.	84,000	627,058
Shindengen Electric Manufacturing Co., Ltd.	44,000	176,666
Shinko Electric Industries Co., Ltd.	122,153	794,078
Tokyo Seimitsu Co., Ltd.	27,300	612,971

Total Semiconductors & Semiconductor Equipment		4,499,532

Software - 1.5%
Capcom Co., Ltd.	41,013	997,922
Fuji Soft, Inc.	16,200	358,758
Imagica Robot Holdings, Inc.(a)	44,800	171,312
Konami Holdings Corp.	52,700	1,265,203
Marvelous, Inc.(a)	17,400	133,652
MTI Ltd.	18,800	106,585
NSD Co., Ltd.	71,000	1,035,238
Square Enix Holdings Co., Ltd.	65,900	1,607,852
Systena Corp.	30,800	365,365

Total Software		6,041,887

Specialty Retail - 5.6%
Adastria Co., Ltd.	18,700	1,057,068
AOKI Holdings, Inc.	65,454	861,330
Aoyama Trading Co., Ltd.	45,900	1,787,618
Arcland Sakamoto Co., Ltd.	14,108	328,731
Autobacs Seven Co., Ltd.	93,700	1,722,968
Bic Camera, Inc.(a)	41,700	360,860
Chiyoda Co., Ltd.	38,491	1,207,893
DCM Holdings Co., Ltd.	127,745	933,437
EDION Corp.(a)	117,939	898,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2015

Investments	Shares	Value
Geo Holdings Corp.(a)	82,200	$1,305,142
Gulliver International Co., Ltd.(a)	63,060	635,868
Joshin Denki Co., Ltd.	41,000	367,754
Joyful Honda Co., Ltd.	18,900	387,443
K’s Holdings Corp.	40,174	1,379,265
Kohnan Shoji Co., Ltd.	65,600	927,054
Komeri Co., Ltd.	26,737	555,655
Konaka Co., Ltd.	53,300	302,622
Kyoto Kimono Yuzen Co., Ltd.(a)	44,400	335,874
Nishimatsuya Chain Co., Ltd.	53,500	467,422
Nojima Corp.(a)	17,100	208,535
Pal Co., Ltd.	17,100	414,369
Sanrio Co., Ltd.(a)	78,742	1,865,536
Shimachu Co., Ltd.	36,064	828,038
T-Gaia Corp.	83,000	953,539
United Arrows Ltd.	30,429	1,320,416
VT Holdings Co., Ltd.	81,900	492,237

Total Specialty Retail		21,904,734

Technology Hardware, Storage & Peripherals - 0.9%
Eizo Corp.	14,400	348,463
Elecom Co., Ltd.	24,000	312,831
Hitachi Maxell Ltd.	59,100	1,060,209
Riso Kagaku Corp.	43,800	719,107
Roland DG Corp.	14,200	305,142
Wacom Co., Ltd.(a)	241,311	966,889

Total Technology Hardware, Storage & Peripherals		3,712,641

Textiles, Apparel & Luxury Goods - 1.7%
Descente Ltd.	42,853	549,311
Fujibo Holdings, Inc.	113,000	211,355
Gunze Ltd.	183,834	542,509
Japan Wool Textile Co., Ltd. (The)	51,025	375,811
Kurabo Industries Ltd.	181,766	312,777
Onward Holdings Co., Ltd.	164,433	1,019,718
Sanyo Shokai Ltd.	146,000	351,968
Seiko Holdings Corp.	117,000	668,182
Seiren Co., Ltd.	56,711	619,463
Wacoal Holdings Corp.	124,000	1,494,659
Yondoshi Holdings, Inc.	16,600	370,100

Total Textiles, Apparel & Luxury Goods		6,515,853

Trading Companies & Distributors - 2.9%
Daiichi Jitsugyo Co., Ltd.	27,000	121,427
Hanwa Co., Ltd.	174,114	761,328
Inaba Denki Sangyo Co., Ltd.	37,894	1,223,810
Inabata & Co., Ltd.	81,341	831,024
Iwatani Corp.(a)	38,166	198,611
Japan Pulp & Paper Co., Ltd.	132,578	370,308
Kanamoto Co., Ltd.	13,928	356,030
Kanematsu Corp.	249,000	424,332
Kuroda Electric Co., Ltd.	30,565	570,418
MonotaRO Co., Ltd.	10,100	283,366
Nagase & Co., Ltd.	83,204	1,063,091
Nippon Steel & Sumikin Bussan Corp.	273,000	941,810
Nishio Rent All Co., Ltd.	16,300	451,893
Onoken Co., Ltd.	31,700	304,364
Seika Corp.	107,000	260,618
Shinsho Corp.	135,000	271,582
Trusco Nakayama Corp.	24,500	962,322
Wakita & Co., Ltd.	41,100	358,060
Yamazen Corp.	87,406	809,429
Yuasa Trading Co., Ltd.	23,800	594,530

Total Trading Companies & Distributors		11,158,353

Transportation Infrastructure - 0.5%
Kamigumi Co., Ltd.	87,000	757,937
Mitsubishi Logistics Corp.	31,000	413,608
Nissin Corp.	100,000	290,120
Sumitomo Warehouse Co., Ltd. (The)	109,538	586,412
Total Transportation Infrastructure		2,048,077

TOTAL COMMON STOCKS (Cost: $345,015,437)		388,927,999

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $1,123,827)	20,413	1,022,283

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $21,768,320)(d)	21,768,320	21,768,320

TOTAL INVESTMENTS IN SECURITIES - 105.5% (Cost: $367,907,584)		411,718,602
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.5)%		(21,328,107)

NET ASSETS - 100.0%		$390,390,495

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)

At December 31, 2015, the total market value of the Fund’s securities on loan was $20,937,666 and the total market value of the collateral held by the Fund was $22,071,063. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $302,743.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.0%

South Korea - 99.0%

Aerospace & Defense - 1.9%
Korea Aerospace Industries Ltd.	5,734	$381,924

Air Freight & Logistics - 4.5%
Hyundai Glovis Co., Ltd.	5,516	907,925

Auto Components - 12.5%
Hankook Tire Co., Ltd.	20,158	808,864
Hanon Systems	11,663	516,234
Hyundai Mobis Co., Ltd.	4,295	902,919
Kumho Tire Co., Inc.*(a)	22,455	128,883
Nexen Tire Corp.	16,027	168,806

Total Auto Components		2,525,706

Automobiles - 9.1%
Hyundai Motor Co.	6,256	794,972
Kia Motors Corp.	23,209	1,041,144

Total Automobiles		1,836,116

Biotechnology - 0.6%
Medy-Tox, Inc.	301	131,639

Building Products - 0.5%
LG Hausys Ltd.	856	106,950

Chemicals - 17.0%
AK Holdings, Inc.	1,708	92,060
Hanwha Chemical Corp.	9,138	211,977
Hyosung Corp.	8,043	805,981
Kumho Petrochemical Co., Ltd.	2,769	123,035
LG Chem Ltd.	6,176	1,730,260
Lotte Chemical Corp.	2,229	462,890

Total Chemicals		3,426,203

Construction & Engineering - 3.1%
Hyundai Engineering & Construction Co., Ltd.	20,576	500,997
KEPCO Engineering & Construction Co., Inc.	2,801	82,653
Samsung Engineering Co., Ltd.*(a)	3,465	42,997

Total Construction & Engineering		626,647

Construction Materials - 0.7%
Ssangyong Cement Industrial Co., Ltd.*	9,956	139,251

Electrical Equipment - 0.8%
LS Corp.	4,759	163,768

Electronic Equipment, Instruments & Components - 6.5%
LG Display Co., Ltd.	33,726	706,130
Samsung Electro-Mechanics Co., Ltd.	11,162	598,772

Total Electronic Equipment, Instruments & Components		1,304,902

Food Products - 1.1%
CJ CheilJedang Corp.	675	217,315

Household Durables - 3.8%
LG Electronics, Inc.	16,837	772,530

Industrial Conglomerates - 4.6%
CJ Corp.	3,479	744,727
Doosan Corp.	2,523	190,427

Total Industrial Conglomerates		935,154

Internet Software & Services - 3.4%
NAVER Corp.	1,237	694,167

Machinery - 1.0%
Doosan Infracore Co., Ltd.*	8,456	33,859
Samsung Heavy Industries Co., Ltd.(a)	18,687	172,917

Total Machinery		206,776

Media - 0.7%
Cheil Worldwide, Inc.*	8,436	148,928

Metals & Mining - 8.3%
Hyundai Steel Co.	21,079	897,954
POSCO	5,434	771,618

Total Metals & Mining		1,669,572

Personal Products - 0.3%
Cosmax, Inc.	325	51,000

Pharmaceuticals - 1.6%
Hanmi Pharm Co., Ltd.*	536	332,786

Semiconductors & Semiconductor Equipment - 3.4%
Eo Technics Co., Ltd.	592	63,009
SK Hynix, Inc.	23,558	617,806

Total Semiconductors & Semiconductor Equipment		680,815

Software - 2.7%
Com2uSCorp*	789	79,738
NCSoft Corp.	2,203	400,187
NHN Entertainment Corp.*	1,282	62,211

Total Software		542,136

Technology Hardware, Storage & Peripherals - 8.4%
Samsung Electronics Co., Ltd.	1,584	1,702,136

Textiles, Apparel & Luxury Goods - 1.4%
Hansae Co., Ltd.	2,921	132,031
Youngone Corp.	4,327	155,359

Total Textiles, Apparel & Luxury Goods		287,390

Trading Companies & Distributors - 1.1%
Daewoo International Corp.	15,322	213,650

TOTAL COMMON STOCKS (Cost: $21,684,943)		20,005,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2015

Investments	Shares	Value
RIGHTS - 0.3%
South Korea - 0.3%
Samsung Engineering Co., Ltd., expiring 2/12/16* (Cost $51,562)	11,694	$64,227

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $219,896)(c)	219,896	219,896

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $21,956,401)		20,289,509
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.4)%		(80,490)

NET ASSETS - 100.0%		$20,209,019

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $208,719 and the total market value of the collateral held by the Fund was $219,896.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/6/2016	KRW	6,879,777,000	USD	5,943,652	$79,004
1/6/2016	KRW	6,879,777,000	USD	5,939,701	75,052
1/6/2016	KRW	6,879,777,000	USD	5,946,734	82,086
1/6/2016	KRW	6,879,777,000	USD	5,935,191	70,543
1/6/2016	KRW	78,186,000	USD	67,454	804
1/6/2016	KRW	9,040,000	USD	7,607	(99)
1/6/2016	USD	1,035,476	KRW	1,206,640,290	(6,879)
1/6/2016	USD	2,080,020	KRW	2,464,615,187	20,935
1/6/2016	USD	54,758	KRW	64,478,000	206
1/6/2016	USD	5,083,156	KRW	5,967,650,130	3,953
1/6/2016	USD	5,089,463	KRW	5,967,649,894	(2,355)
1/6/2016	USD	5,090,983	KRW	5,967,650,369	(3,875)
1/6/2016	USD	5,088,378	KRW	5,967,650,130	(1,270)
2/3/2016	KRW	5,918,193,750	USD	5,036,546	8,700
2/3/2016	KRW	5,918,193,750	USD	5,042,125	14,279
2/3/2016	KRW	5,918,193,750	USD	5,042,554	14,708
2/3/2016	KRW	5,918,193,750	USD	5,044,488	16,642
2/3/2016	USD	25,668	KRW	30,291,000	66

					$372,500

CURRENCY LEGEND

KRW	South Korean won

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.4%

United States - 99.4%

Aerospace & Defense - 3.0%
Boeing Co. (The)	77,435	$11,196,327
General Dynamics Corp.	29,201	4,011,049
Honeywell International, Inc.	85,513	8,856,581
Lockheed Martin Corp.	42,929	9,322,032
Northrop Grumman Corp.	14,721	2,779,472
Precision Castparts Corp.	365	84,684
Raytheon Co.	29,771	3,707,383
Rockwell Collins, Inc.	9,505	877,311
Textron, Inc.	1,991	83,642
United Technologies Corp.	110,141	10,581,246

Total Aerospace & Defense		51,499,727

Air Freight & Logistics - 0.6%
FedEx Corp.	8,648	1,288,466
United Parcel Service, Inc. Class B	94,309	9,075,355

Total Air Freight & Logistics		10,363,821

Airlines - 0.2%
American Airlines Group, Inc.	27,537	1,166,192
Delta Air Lines, Inc.	38,476	1,950,349
Southwest Airlines Co.	20,904	900,126

Total Airlines		4,016,667

Auto Components - 0.2%
Johnson Controls, Inc.	84,380	3,332,166

Automobiles - 1.2%
Ford Motor Co.	776,027	10,934,220
General Motors Co.	297,984	10,134,436

Total Automobiles		21,068,656

Banks - 6.1%
Bank of America Corp.	572,210	9,630,294
BB&T Corp.	103,333	3,907,021
Citigroup, Inc.	51,595	2,670,041
Citizens Financial Group, Inc.	35,079	918,719
Fifth Third Bancorp	98,750	1,984,875
JPMorgan Chase & Co.	462,322	30,527,122
KeyCorp	90,119	1,188,670
M&T Bank Corp.	18,453	2,236,135
PNC Financial Services Group, Inc. (The)	51,964	4,952,689
Regions Financial Corp.	153,288	1,471,565
SunTrust Banks, Inc.	53,598	2,296,138
U.S. Bancorp	195,009	8,321,034
Wells Fargo & Co.	656,829	35,705,224

Total Banks		105,809,527

Beverages - 3.0%
Brown-Forman Corp. Class B	8,108	804,962
Coca-Cola Co. (The)	621,129	26,683,702
Coca-Cola Enterprises, Inc.	22,408	1,103,370
Constellation Brands, Inc. Class A	6,501	926,002
Dr. Pepper Snapple Group, Inc.	19,128	1,782,729
Molson Coors Brewing Co. Class B	13,880	1,303,610
PepsiCo, Inc.	191,704	19,155,064

Total Beverages		51,759,439

Biotechnology - 2.4%
AbbVie, Inc.	313,056	18,545,438
Amgen, Inc.	69,906	11,347,841
Baxalta, Inc.	21,242	829,075
Gilead Sciences, Inc.	112,200	11,353,518

Total Biotechnology		42,075,872

Capital Markets - 2.0%
Ameriprise Financial, Inc.	19,862	2,113,714
Bank of New York Mellon Corp. (The)	85,010	3,504,112
BlackRock, Inc.	20,097	6,843,431
Charles Schwab Corp. (The)	47,299	1,557,556
Franklin Resources, Inc.	43,276	1,593,422
Goldman Sachs Group, Inc. (The)	28,508	5,137,997
Morgan Stanley	162,649	5,173,865
Northern Trust Corp.	22,166	1,597,947
State Street Corp.	37,462	2,485,978
T. Rowe Price Group, Inc.	33,050	2,362,745
TD Ameritrade Holding Corp.	49,368	1,713,563

Total Capital Markets		34,084,330

Chemicals - 2.0%
Air Products & Chemicals, Inc.	24,628	3,204,349
CF Industries Holdings, Inc.	31,258	1,275,639
Dow Chemical Co. (The)	183,596	9,451,522
E.I. du Pont de Nemours & Co.	87,326	5,815,912
Eastman Chemical Co.	16,050	1,083,536
Ecolab, Inc.	16,009	1,831,109
Monsanto Co.	45,687	4,501,083
Mosaic Co. (The)	55,250	1,524,347
PPG Industries, Inc.	17,844	1,763,344
Praxair, Inc.	35,025	3,586,560
Sherwin-Williams Co. (The)	4,378	1,136,529

Total Chemicals		35,173,930

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	45,573	2,004,756
Waste Management, Inc.	62,571	3,339,415

Total Commercial Services & Supplies		5,344,171

Communications Equipment - 2.1%
Cisco Systems, Inc.	744,372	20,213,421
Juniper Networks, Inc.	22,338	616,529
Motorola Solutions, Inc.	20,578	1,408,564
QUALCOMM, Inc.	275,620	13,776,866

Total Communications Equipment		36,015,380

Construction Materials - 0.0%
Vulcan Materials Co.	2,402	228,118

Consumer Finance - 0.6%
American Express Co.	74,458	5,178,554
Capital One Financial Corp.	51,597	3,724,271
Discover Financial Services	40,822	2,188,876

Total Consumer Finance		11,091,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2015

Investments	Shares	Value
Containers & Packaging - 0.3%
International Paper Co.	85,170	$3,210,909
WestRock Co.	37,046	1,690,039

Total Containers & Packaging		4,900,948

Distributors - 0.1%
Genuine Parts Co.	19,762	1,697,358

Diversified Financial Services - 0.4%
CME Group, Inc.	34,125	3,091,725
Intercontinental Exchange, Inc.	6,322	1,620,076
McGraw Hill Financial, Inc.	17,843	1,758,963
Moody’s Corp.	13,127	1,317,163

Total Diversified Financial Services		7,787,927

Diversified Telecommunication Services - 6.0%
AT&T, Inc.	1,587,660	54,631,381
CenturyLink, Inc.	214,519	5,397,298
Verizon Communications, Inc.	937,323	43,323,069

Total Diversified Telecommunication Services		103,351,748

Electric Utilities - 3.3%
American Electric Power Co., Inc.	91,770	5,347,438
Duke Energy Corp.	151,515	10,816,656
Edison International	41,322	2,446,676
Entergy Corp.	41,528	2,838,854
Eversource Energy	49,562	2,531,131
Exelon Corp.	197,388	5,481,465
FirstEnergy Corp.	88,158	2,797,253
NextEra Energy, Inc.	66,160	6,873,362
PPL Corp.	142,514	4,864,003
Southern Co. (The)	203,010	9,498,838
Xcel Energy, Inc.	85,756	3,079,498

Total Electric Utilities		56,575,174

Electrical Equipment - 0.5%
AMETEK, Inc.	8,543	457,819
Emerson Electric Co.	123,530	5,908,440
Rockwell Automation, Inc.	17,774	1,823,790

Total Electrical Equipment		8,190,049

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	15,144	790,971
Corning, Inc.	137,323	2,510,265

Total Electronic Equipment, Instruments & Components		3,301,236

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	28,376	1,309,552
Halliburton Co.	77,412	2,635,105
National Oilwell Varco, Inc.	92,783	3,107,303

Total Energy Equipment & Services		7,051,960

Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	20,426	3,298,799
CVS Health Corp.	75,426	7,374,400
Kroger Co. (The)	47,240	1,976,049
Sysco Corp.	79,893	3,275,613
Wal-Mart Stores, Inc.	481,380	29,508,594
Walgreens Boots Alliance, Inc.	87,785	7,475,332

Total Food & Staples Retailing		52,908,787

Food Products - 2.3%
Archer-Daniels-Midland Co.	86,729	3,181,220
Campbell Soup Co.	34,715	1,824,273
ConAgra Foods, Inc.	51,887	2,187,556
General Mills, Inc.	83,873	4,836,117
Hershey Co. (The)	19,072	1,702,558
Hormel Foods Corp.	18,529	1,465,273
J.M. Smucker Co. (The)	11,462	1,413,723
Kellogg Co.	47,183	3,409,915
Kraft Heinz Co. (The)	181,477	13,204,267
Mead Johnson Nutrition Co.	18,753	1,480,549
Mondelez International, Inc. Class A	117,113	5,251,347
Tyson Foods, Inc. Class A	15,267	814,189

Total Food Products		40,770,987

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	148,929	6,688,401
Baxter International, Inc.	33,225	1,267,534
Becton, Dickinson and Co.	16,609	2,559,281
C.R. Bard, Inc.	1,915	362,778
St. Jude Medical, Inc.	24,266	1,498,911
Stryker Corp.	26,059	2,421,923
Zimmer Biomet Holdings, Inc.	8,116	832,620

Total Health Care Equipment & Supplies		15,631,448

Health Care Providers & Services - 1.1%
Aetna, Inc.	15,891	1,718,135
AmerisourceBergen Corp.	12,910	1,338,896
Anthem, Inc.	21,660	3,020,271
Cardinal Health, Inc.	27,467	2,451,979
Cigna Corp.	407	59,556
Humana, Inc.	4,840	863,988
McKesson Corp.	6,115	1,206,062
UnitedHealth Group, Inc.	75,069	8,831,117
Universal Health Services, Inc. Class B	1,337	159,758

Total Health Care Providers & Services		19,649,762

Hotels, Restaurants & Leisure - 2.2%
Hilton Worldwide Holdings, Inc.	54,179	1,159,431
Las Vegas Sands Corp.	226,780	9,942,035
Marriott International, Inc. Class A	17,270	1,157,781
McDonald’s Corp.	129,072	15,248,566
Starbucks Corp.	91,832	5,512,675
Starwood Hotels & Resorts Worldwide, Inc.	16,627	1,151,918
Yum! Brands, Inc.	51,265	3,744,908

Total Hotels, Restaurants & Leisure		37,917,314

Household Durables - 0.2%
D.R. Horton, Inc.	15,114	484,101
Newell Rubbermaid, Inc.	19,020	838,402
Whirlpool Corp.	8,651	1,270,572

Total Household Durables		2,593,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2015

Investments	Shares	Value
Household Products - 2.8%
Church & Dwight Co., Inc.	8,788	$745,926
Clorox Co. (The)	15,004	1,902,957
Colgate-Palmolive Co.	95,849	6,385,460
Kimberly-Clark Corp.	49,519	6,303,769
Procter & Gamble Co. (The)	421,922	33,504,826

Total Household Products		48,842,938

Industrial Conglomerates - 3.1%
3M Co.	74,044	11,153,988
Danaher Corp.	17,748	1,648,434
General Electric Co.	1,311,045	40,839,052
Roper Technologies, Inc.	2,552	484,344

Total Industrial Conglomerates		54,125,818

Insurance - 2.4%
Aflac, Inc.	54,721	3,277,788
Allstate Corp. (The)	34,759	2,158,186
American International Group, Inc.	104,918	6,501,769
Chubb Corp. (The)	18,791	2,492,438
Hartford Financial Services Group, Inc. (The)	36,609	1,591,027
Lincoln National Corp.	22,116	1,111,550
Loews Corp.	11,234	431,386
Marsh & McLennan Cos., Inc.	54,012	2,994,965
MetLife, Inc.	160,653	7,745,081
Principal Financial Group, Inc.	44,740	2,012,405
Progressive Corp. (The)	60,045	1,909,431
Prudential Financial, Inc.	70,061	5,703,666
Travelers Cos., Inc. (The)	31,545	3,560,169

Total Insurance		41,489,861

Internet & Catalog Retail - 0.0%
Expedia, Inc.	3,617	449,593

IT Services - 2.4%
Automatic Data Processing, Inc.	54,429	4,611,225
Fidelity National Information Services, Inc.	22,168	1,343,381
International Business Machines Corp.	170,347	23,443,154
MasterCard, Inc. Class A	33,439	3,255,621
Paychex, Inc.	54,261	2,869,864
Visa, Inc. Class A	66,313	5,142,573
Xerox Corp.	127,927	1,359,864

Total IT Services		42,025,682

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	17,541	733,389
Thermo Fisher Scientific, Inc.	8,454	1,199,200

Total Life Sciences Tools & Services		1,932,589

Machinery - 1.4%
Caterpillar, Inc.	123,765	8,411,069
Cummins, Inc.	35,148	3,093,375
Deere & Co.	47,446	3,618,706
Illinois Tool Works, Inc.	40,220	3,727,590
PACCAR, Inc.	31,620	1,498,788
Parker-Hannifin Corp.	16,373	1,587,854
Stanley Black & Decker, Inc.	14,738	1,572,987

Total Machinery		23,510,369

Media - 2.2%
CBS Corp. Class B Non-Voting Shares	25,604	1,206,716
Comcast Corp. Class A	193,395	10,913,280
Omnicom Group, Inc.	30,524	2,309,446
Time Warner Cable, Inc.	21,883	4,061,266
Time Warner, Inc.	76,739	4,962,711
Twenty-First Century Fox, Inc. Class A	56,985	1,547,713
Twenty-First Century Fox, Inc. Class B	37,611	1,024,147
Viacom, Inc. Class B	58,994	2,428,193
Walt Disney Co. (The)	91,361	9,600,214

Total Media		38,053,686

Metals & Mining - 0.2%
Alcoa, Inc.	78,073	770,580
Nucor Corp.	53,702	2,164,191

Total Metals & Mining		2,934,771

Multi-Utilities - 1.7%
Ameren Corp.	43,566	1,883,358
Consolidated Edison, Inc.	57,532	3,697,582
Dominion Resources, Inc.	107,321	7,259,192
DTE Energy Co.	30,944	2,481,399
PG&E Corp.	79,882	4,248,924
Public Service Enterprise Group, Inc.	96,914	3,749,603
Sempra Energy	34,233	3,218,244
WEC Energy Group, Inc.	52,616	2,699,727

Total Multi-Utilities		29,238,029

Multiline Retail - 0.5%
Dollar General Corp.	15,672	1,126,346
Macy’s, Inc.	54,399	1,902,877
Target Corp.	88,665	6,437,966

Total Multiline Retail		9,467,189

Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	49,028	2,381,780
Apache Corp.	39,294	1,747,404
Chevron Corp.	424,029	38,145,649
Cimarex Energy Co.	2,508	224,165
ConocoPhillips	344,606	16,089,654
Devon Energy Corp.	52,178	1,669,696
EOG Resources, Inc.	22,483	1,591,572
Exxon Mobil Corp.	744,589	58,040,713
Hess Corp.	25,426	1,232,653
Kinder Morgan, Inc.	1,241,274	18,519,808
Marathon Oil Corp.	49,498	623,180
Marathon Petroleum Corp.	63,992	3,317,345
Noble Energy, Inc.	41,765	1,375,321
Occidental Petroleum Corp.	157,840	10,671,562
Phillips 66	66,742	5,459,496
Pioneer Natural Resources Co.	448	56,170
Spectra Energy Corp.	196,018	4,692,671
Tesoro Corp.	10,279	1,083,098
Valero Energy Corp.	64,620	4,569,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2015

Investments	Shares	Value
Williams Cos., Inc. (The)	328,268	$8,436,488

Total Oil, Gas & Consumable Fuels		179,927,705

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,691	1,293,690

Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	167,640	11,531,955
Eli Lilly & Co.	122,253	10,301,038
Johnson & Johnson	373,040	38,318,669
Merck & Co., Inc.	449,728	23,754,633
Pfizer, Inc.	985,793	31,821,398
Zoetis, Inc.	16,786	804,385

Total Pharmaceuticals		116,532,078

Professional Services - 0.0%
Equifax, Inc.	5,221	581,463

Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	37,091	3,595,972
AvalonBay Communities, Inc.	18,107	3,334,042
Boston Properties, Inc.	14,954	1,907,233
Crown Castle International Corp.	64,427	5,569,714
Equinix, Inc.	6,279	1,898,770
Equity Residential	48,221	3,934,351
Essex Property Trust, Inc.	7,709	1,845,612
General Growth Properties, Inc.	117,494	3,197,012
HCP, Inc.	132,421	5,063,779
Host Hotels & Resorts, Inc.	169,511	2,600,299
Kimco Realty Corp.	73,972	1,957,299
Macerich Co. (The)	25,453	2,053,802
Prologis, Inc.	90,980	3,904,862
Public Storage	22,504	5,574,241
Realty Income Corp.	52,175	2,693,795
Simon Property Group, Inc.	48,664	9,462,228
SL Green Realty Corp.	9,658	1,091,161
Ventas, Inc.	86,779	4,896,939
Vornado Realty Trust	22,880	2,287,085
Welltower, Inc.	82,993	5,646,014
Weyerhaeuser Co.	93,989	2,817,790

Total Real Estate Investment Trusts (REITs)		75,332,000

Road & Rail - 0.9%
CSX Corp.	121,355	3,149,162
Norfolk Southern Corp.	35,857	3,033,144
Union Pacific Corp.	109,844	8,589,801

Total Road & Rail		14,772,107

Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	40,611	2,246,601
Applied Materials, Inc.	117,855	2,200,353
Broadcom Corp. Class A	26,310	1,521,244
Intel Corp.	605,049	20,843,938
Lam Research Corp.	10,662	846,776
Linear Technology Corp.	30,289	1,286,374
Maxim Integrated Products, Inc.	39,467	1,499,746
NVIDIA Corp.	37,085	1,222,322
Skyworks Solutions, Inc.	10,569	812,016
Texas Instruments, Inc.	126,445	6,930,450
Xilinx, Inc.	31,898	1,498,249

Total Semiconductors & Semiconductor Equipment		40,908,069

Software - 4.1%
Activision Blizzard, Inc.	22,662	877,246
CA, Inc.	75,025	2,142,714
Intuit, Inc.	15,262	1,472,783
Microsoft Corp.	971,718	53,910,915
Oracle Corp.	311,440	11,376,903
Symantec Corp.	93,659	1,966,839

Total Software		71,747,400

Specialty Retail - 1.6%
Advance Auto Parts, Inc.	571	85,941
Best Buy Co., Inc.	47,371	1,442,447
Gap, Inc. (The)	63,975	1,580,182
Home Depot, Inc. (The)	105,199	13,912,568
L Brands, Inc.	27,086	2,595,381
Lowe’s Cos., Inc.	64,020	4,868,081
Ross Stores, Inc.	16,911	909,981
TJX Cos., Inc. (The)	36,789	2,608,708
Tractor Supply Co.	5,011	428,440

Total Specialty Retail		28,431,729

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	467,934	49,254,733
EMC Corp.	159,248	4,089,489
HP, Inc.	327,841	3,881,637
Western Digital Corp.	32,753	1,966,818

Total Technology Hardware, Storage & Peripherals		59,192,677

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	24,296	715,031
NIKE, Inc. Class B	63,584	3,974,000
VF Corp.	45,610	2,839,223

Total Textiles, Apparel & Luxury Goods		7,528,254

Tobacco - 3.5%
Altria Group, Inc.	359,246	20,911,709
Philip Morris International, Inc.	334,824	29,434,378
Reynolds American, Inc.	212,313	9,798,245

Total Tobacco		60,144,332

Trading Companies & Distributors - 0.2%
Fastenal Co.	37,461	1,529,158
W.W. Grainger, Inc.	6,974	1,412,863

Total Trading Companies & Distributors		2,942,021

TOTAL COMMON STOCKS (Cost: $1,636,268,167)		1,725,595,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.3%
United States - 0.3%
WisdomTree Total Dividend Fund(a) (Cost: $6,037,996)	84,970	$6,083,852

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $1,642,306,163)		1,731,679,180
Cash and Other Assets in Excess of Liabilities - 0.3%		4,549,836

NET ASSETS - 100.0%		$1,736,229,016

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 7.5%
Boeing Co. (The)	7,645	$1,105,391
BWX Technologies, Inc.	324	10,293
Huntington Ingalls Industries, Inc.	680	86,258
Lockheed Martin Corp.	3,308	718,332
Northrop Grumman Corp.	1,759	332,117
Orbital ATK, Inc.	433	38,684
Raytheon Co.	3,293	410,077
Spirit AeroSystems Holdings, Inc. Class A*	2,812	140,797

Total Aerospace & Defense		2,841,949

Airlines - 3.0%
Alaska Air Group, Inc.	1,695	136,465
Allegiant Travel Co.	180	30,209
Delta Air Lines, Inc.	10,387	526,517
Hawaiian Holdings, Inc.*	747	26,392
JetBlue Airways Corp.*	4,353	98,595
Southwest Airlines Co.	7,655	329,624

Total Airlines		1,147,802

Auto Components - 2.0%
Cooper Tire & Rubber Co.	931	35,238
Goodyear Tire & Rubber Co. (The)	16,265	531,377
Lear Corp.	1,149	141,132
Tenneco, Inc.*	848	38,932
Visteon Corp.	64	7,328

Total Auto Components		754,007

Automobiles - 2.0%
General Motors Co.	21,313	724,855
Thor Industries, Inc.	645	36,217

Total Automobiles		761,072

Banks - 0.8%
BancorpSouth, Inc.	1,042	24,997
First Horizon National Corp.	2,457	35,676
First Niagara Financial Group, Inc.	3,739	40,568
Fulton Financial Corp.	2,062	26,827
Hilltop Holdings, Inc.*	2,027	38,959
PrivateBancorp, Inc.	737	30,232
Synovus Financial Corp.	1,237	40,054
Webster Financial Corp.	944	35,107
Wintrust Financial Corp.	568	27,559

Total Banks		299,979

Beverages - 1.1%
Coca-Cola Enterprises, Inc.	2,095	103,158
Constellation Brands, Inc. Class A	1,297	184,745
Dr. Pepper Snapple Group, Inc.	1,471	137,097
National Beverage Corp.*	202	9,179

Total Beverages		434,179

Biotechnology - 0.0%
Insys Therapeutics, Inc.*(a)	321	9,190

Building Products - 0.5%
A.O. Smith Corp.	641	49,107
Fortune Brands Home & Security, Inc.	845	46,897
Lennox International, Inc.	310	38,719
Owens Corning	964	45,337

Total Building Products		180,060

Capital Markets - 0.2%
E*TRADE Financial Corp.*	1,382	40,962
Evercore Partners, Inc. Class A	169	9,138
Interactive Brokers Group, Inc. Class A	171	7,456
LPL Financial Holdings, Inc.	814	34,717

Total Capital Markets		92,273

Chemicals - 2.6%
Airgas, Inc.	489	67,638
Celanese Corp. Series A	1,335	89,886
Chemtura Corp.*	2,908	79,301
Dow Chemical Co. (The)	13,799	710,373
Scotts Miracle-Gro Co. (The) Class A	438	28,255
Sensient Technologies Corp.	350	21,987

Total Chemicals		997,440

Commercial Services & Supplies - 1.0%
Cintas Corp.	813	74,024
Healthcare Services Group, Inc.	324	11,298
R.R. Donnelley & Sons Co.	1,764	25,966
Republic Services, Inc.	2,633	115,826
Waste Management, Inc.	2,698	143,992

Total Commercial Services & Supplies		371,106

Communications Equipment - 0.6%
ARRIS Group, Inc.*	1,541	47,108
CommScope Holding Co., Inc.*	284	7,353
Harris Corp.	785	68,216
Infinera Corp.*(a)	434	7,864
Juniper Networks, Inc.	3,211	88,624

Total Communications Equipment		219,165

Construction & Engineering - 0.3%
Dycom Industries, Inc.*	187	13,083
EMCOR Group, Inc.	627	30,121
Jacobs Engineering Group, Inc.*	1,540	64,603

Total Construction & Engineering		107,807

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	349	47,666
Vulcan Materials Co.	318	30,201

Total Construction Materials		77,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2015

Investments	Shares	Value
Consumer Finance - 1.1%
Synchrony Financial*	13,437	$408,619

Containers & Packaging - 0.8%
AptarGroup, Inc.	496	36,034
Avery Dennison Corp.	854	53,512
Bemis Co., Inc.	976	43,617
Graphic Packaging Holding Co.	3,172	40,697
Sealed Air Corp.	1,129	50,353
Silgan Holdings, Inc.	533	28,633
Sonoco Products Co.	933	38,132

Total Containers & Packaging		290,978

Distributors - 0.1%
Core-Mark Holding Co., Inc.	102	8,358
Pool Corp.	280	22,618

Total Distributors		30,976

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc.*	251	16,767
Graham Holdings Co. Class B	39	18,914
Service Corp. International	853	22,195
ServiceMaster Global Holdings, Inc.*	801	31,431

Total Diversified Consumer Services		89,307

Diversified Financial Services - 1.3%
Nasdaq, Inc.	1,274	74,108
Voya Financial, Inc.	11,681	431,146

Total Diversified Financial Services		505,254

Electric Utilities - 0.6%
Hawaiian Electric Industries, Inc.	956	27,676
Xcel Energy, Inc.	5,175	185,834

Total Electric Utilities		213,510

Electrical Equipment - 0.1%
Acuity Brands, Inc.	172	40,214

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.*	1,502	81,378
Avnet, Inc.	2,368	101,445
CDW Corp.	1,556	65,414
Ingram Micro, Inc. Class A	1,102	33,479
Jabil Circuit, Inc.	2,260	52,636
SYNNEX Corp.	416	37,411
Tech Data Corp.*	563	37,372

Total Electronic Equipment, Instruments & Components		409,135

Energy Equipment & Services - 0.3%
Cameron International Corp.*	1,556	98,339

Food & Staples Retailing - 7.7%
Casey’s General Stores, Inc.	284	34,208
Costco Wholesale Corp.	2,721	439,441
CVS Health Corp.	9,849	962,937
Kroger Co. (The)	8,476	354,551
Rite Aid Corp.*	46,551	364,960
Sysco Corp.	2,830	116,030
Walgreens Boots Alliance, Inc.	7,657	652,032

Total Food & Staples Retailing		2,924,159

Food Products - 6.8%
B&G Foods, Inc.	366	12,817
Cal-Maine Foods, Inc.(a)	1,076	49,862
Campbell Soup Co.	2,475	130,061
ConAgra Foods, Inc.	3,828	161,389
Flowers Foods, Inc.	1,523	32,729
Hormel Foods Corp.	1,564	123,681
Ingredion, Inc.	737	70,634
J.M. Smucker Co. (The)	554	68,330
Lancaster Colony Corp.	177	20,436
Mondelez International, Inc. Class A	36,578	1,640,158
Pinnacle Foods, Inc.	737	31,293
Snyder’s-Lance, Inc.	332	11,388
TreeHouse Foods, Inc.*	255	20,007
Tyson Foods, Inc. Class A	3,765	200,788

Total Food Products		2,573,573

Gas Utilities - 0.6%
AGL Resources, Inc.	1,177	75,104
Atmos Energy Corp.	960	60,518
New Jersey Resources Corp.	997	32,861
ONE Gas, Inc.	453	22,727
Piedmont Natural Gas Co., Inc.	444	25,317
WGL Holdings, Inc.	442	27,842

Total Gas Utilities		244,369

Health Care Equipment & Supplies - 0.5%
ABIOMED, Inc.*	281	25,369
Boston Scientific Corp.*	4,974	91,721
Cantel Medical Corp.	142	8,824
Hill-Rom Holdings, Inc.	178	8,555
Hologic, Inc.*	650	25,148
Integra LifeSciences Holdings Corp.*	26	1,762
Masimo Corp.*	361	14,985

Total Health Care Equipment & Supplies		176,364

Health Care Providers & Services - 10.7%
Aetna, Inc.	3,885	420,046
Amsurg Corp.*	275	20,900
Anthem, Inc.	3,736	520,948
Cardinal Health, Inc.	2,817	251,474
Centene Corp.*	1,156	76,076
Chemed Corp.	132	19,774
Cigna Corp.	2,683	392,603
Diplomat Pharmacy, Inc.*(a)	109	3,730
Express Scripts Holding Co.*	4,984	435,651
Health Net, Inc.*	436	29,849
Henry Schein, Inc.*	574	90,801
Humana, Inc.	1,183	211,177
Laboratory Corp. of America Holdings*	668	82,592
LifePoint Health, Inc.*	400	29,360
Molina Healthcare, Inc.*	461	27,720
Owens & Minor, Inc.	434	15,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2015

Investments	Shares	Value
Quest Diagnostics, Inc.	1,885	$134,099
UnitedHealth Group, Inc.	9,518	1,119,698
Universal Health Services, Inc. Class B	1,033	123,433
VCA, Inc.*	570	31,350
WellCare Health Plans, Inc.*	287	22,446

Total Health Care Providers & Services		4,059,342

Hotels, Restaurants & Leisure - 1.7%
Aramark	1,358	43,795
Boyd Gaming Corp.*	466	9,259
Churchill Downs, Inc.	52	7,357
Darden Restaurants, Inc.	926	58,931
Diamond Resorts International, Inc.*(a)	807	20,587
Pinnacle Entertainment, Inc.*	425	13,226
Starbucks Corp.	7,254	435,458
Texas Roadhouse, Inc.	491	17,563
Vail Resorts, Inc.	141	18,047
Wendy’s Co. (The)	853	9,187

Total Hotels, Restaurants & Leisure		633,410

Household Durables - 2.0%
CalAtlantic Group, Inc.	721	27,340
D.R. Horton, Inc.	4,313	138,145
Jarden Corp.*	810	46,267
Leggett & Platt, Inc.	1,274	53,533
Lennar Corp. Class A(a)	2,787	136,312
Mohawk Industries, Inc.*	630	119,316
Newell Rubbermaid, Inc.	1,760	77,581
NVR, Inc.*	38	62,434
Tempur Sealy International, Inc.*	349	24,591
Toll Brothers, Inc.*	1,836	61,139

Total Household Durables		746,658

Insurance - 11.2%
Aflac, Inc.	7,181	430,142
Alleghany Corp.*	182	86,983
American Financial Group, Inc.	1,121	80,802
American International Group, Inc.	11,955	740,851
AmTrust Financial Services, Inc.	1,596	98,282
Assurant, Inc.	237	19,088
Chubb Corp. (The)	2,821	374,177
Cincinnati Financial Corp.	1,738	102,837
CNO Financial Group, Inc.	2,117	40,414
Erie Indemnity Co. Class A	163	15,589
First American Financial Corp.	1,440	51,696
Hanover Insurance Group, Inc. (The)	699	56,857
Hartford Financial Services Group, Inc. (The)	6,709	291,573
Kemper Corp.	516	19,221
Markel Corp.*	101	89,218
National General Holdings Corp.	1,215	26,560
Old Republic International Corp.	3,590	66,882
Progressive Corp. (The)	7,360	234,048
Prudential Financial, Inc.	3,514	286,075
Reinsurance Group of America, Inc.	1,183	101,206
RLI Corp.	385	23,774
Selective Insurance Group, Inc.	830	27,871
StanCorp Financial Group, Inc.	368	41,908
Symetra Financial Corp.	979	31,103
Torchmark Corp.	1,703	97,343
Travelers Cos., Inc. (The)	5,922	668,357
Unum Group	2,124	70,708
W.R. Berkley Corp.	1,583	86,669

Total Insurance		4,260,234

Internet & Catalog Retail - 0.3%
Expedia, Inc.	597	74,207
Netflix, Inc.*	249	28,481

Total Internet & Catalog Retail		102,688

Internet Software & Services - 0.7%
eBay, Inc.*	10,177	279,664

IT Services - 1.7%
Blackhawk Network Holdings, Inc.*	165	7,295
Booz Allen Hamilton Holding Corp.	1,343	41,432
Broadridge Financial Solutions, Inc.	996	53,515
CACI International, Inc. Class A*	248	23,009
Computer Sciences Corp.	1,612	52,680
Convergys Corp.	1,358	33,801
DST Systems, Inc.	443	50,529
EPAM Systems, Inc.*	170	13,365
Euronet Worldwide, Inc.*	252	18,252
Fiserv, Inc.*	1,413	129,233
Global Payments, Inc.	777	50,124
Heartland Payment Systems, Inc.	93	8,818
Leidos Holdings, Inc.	433	24,361
Sabre Corp.	1,589	44,444
Science Applications International Corp.	497	22,753
Total System Services, Inc.	1,215	60,507
Vantiv, Inc. Class A*	594	28,167

Total IT Services		662,285

Leisure Products - 0.3%
Brunswick Corp.	1,001	50,561
Hasbro, Inc.	1,120	75,443

Total Leisure Products		126,004

Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc. Class A*	148	20,522
Bruker Corp.*	557	13,518
Charles River Laboratories International, Inc.*	328	26,368
INC Research Holdings, Inc. Class A*	149	7,228
PAREXEL International Corp.*	373	25,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2015

Investments	Shares	Value
PerkinElmer, Inc.	741	$39,695
PRA Health Sciences, Inc.*	124	5,613
VWR Corp.*	1,035	29,301

Total Life Sciences Tools & Services		167,654

Machinery - 1.0%
AGCO Corp.	1,060	48,113
Oshkosh Corp.	1,094	42,710
Snap-on, Inc.	512	87,772
Stanley Black & Decker, Inc.	1,453	155,079
Toro Co. (The)	453	33,101

Total Machinery		366,775

Marine - 0.1%
Matson, Inc.	449	19,141

Media - 1.8%
Crown Media Holdings, Inc. Class A*	3,497	19,618
Interpublic Group of Cos., Inc. (The)	4,135	96,263
New York Times Co. (The) Class A	862	11,568
Sinclair Broadcast Group, Inc. Class A	1,033	33,614
TEGNA, Inc.	6,412	163,634
Time Warner Cable, Inc.	1,921	356,519

Total Media		681,216

Multi-Utilities - 1.1%
CMS Energy Corp.	2,584	93,231
NiSource, Inc.	2,323	45,322
PG&E Corp.	4,751	252,705
TECO Energy, Inc.	1,511	40,268

Total Multi-Utilities		431,526

Multiline Retail - 1.5%
Dollar Tree, Inc.*	759	58,610
Target Corp.	7,244	525,987

Total Multiline Retail		584,597

Oil, Gas & Consumable Fuels - 7.8%
CVR Energy, Inc.	624	24,554
HollyFrontier Corp.	2,363	94,260
Marathon Petroleum Corp.	12,727	659,768
PDC Energy, Inc.*	41	2,188
Phillips 66	10,142	829,616
Tesoro Corp.	2,957	311,579
Valero Energy Corp.	13,027	921,139
Western Refining, Inc.	2,443	87,020
World Fuel Services Corp.	878	33,768

Total Oil, Gas & Consumable Fuels		2,963,892

Personal Products - 0.7%
Coty, Inc. Class A	2,377	60,922
Estee Lauder Cos., Inc. (The) Class A	2,549	224,465

Total Personal Products		285,387

Pharmaceuticals - 0.0%
Prestige Brands Holdings, Inc.*	368	18,945

Professional Services - 0.6%
Equifax, Inc.	720	80,186
ManpowerGroup, Inc.	936	78,896
On Assignment, Inc.*	303	13,620
Towers Watson & Co. Class A	530	68,084

Total Professional Services		240,786

Real Estate Management & Development - 0.5%
CBRE Group, Inc. Class A*	3,017	104,328
Jones Lang LaSalle, Inc.	497	79,450

Total Real Estate Management & Development		183,778

Road & Rail - 0.2%
AMERCO	202	78,679

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	4,514	260,999
Cirrus Logic, Inc.*	573	16,921
First Solar, Inc.*	1,908	125,909
Integrated Device Technology, Inc.*	1,025	27,009
Microsemi Corp.*	448	14,600
NVIDIA Corp.	3,376	111,273
ON Semiconductor Corp.*	2,793	27,371
Synaptics, Inc.*	228	18,318

Total Semiconductors & Semiconductor Equipment		602,400

Software - 1.0%
ACI Worldwide, Inc.*	602	12,883
Activision Blizzard, Inc.	5,306	205,395
Electronic Arts, Inc.*	2,309	158,674
Fair Isaac Corp.	176	16,576
Pegasystems, Inc.	218	5,995

Total Software		399,523

Specialty Retail - 7.5%
Advance Auto Parts, Inc.	614	92,413
American Eagle Outfitters, Inc.	1,647	25,528
Asbury Automotive Group, Inc.*	365	24,616
AutoNation, Inc.*	1,373	81,913
CarMax, Inc.*	1,988	107,292
Foot Locker, Inc.	1,551	100,955
Home Depot, Inc. (The)	9,471	1,252,540
Lithia Motors, Inc. Class A	281	29,974
Lowe’s Cos., Inc.	7,247	551,062
Monro Muffler Brake, Inc.	171	11,324
Murphy USA, Inc.*	582	35,351
O’Reilly Automotive, Inc.*	668	169,285
Penske Automotive Group, Inc.	1,354	57,328
Ross Stores, Inc.	3,363	180,963
Tractor Supply Co.	848	72,504
Ulta Salon Cosmetics & Fragrance, Inc.*	287	53,095

Total Specialty Retail		2,846,143

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2015

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.9%
Columbia Sportswear Co.	675	$32,913
G-III Apparel Group Ltd.*	450	19,917
NIKE, Inc. Class B	10,116	632,250
Skechers U.S.A., Inc. Class A*	1,387	41,901

Total Textiles, Apparel & Luxury Goods		726,981

Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	245	10,089
Watsco, Inc.	237	27,760

Total Trading Companies & Distributors		37,849

Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.*	2,522	98,661
Telephone & Data Systems, Inc.	222	5,748
United States Cellular Corp.*	246	10,039

Total Wireless Telecommunication Services		114,448

TOTAL COMMON STOCKS (Cost: $34,619,389)		37,918,698

EXCHANGE-TRADED FUNDS - 0.1%
United States - 0.1%
WisdomTree Earnings 500 Fund(b)	214	14,839
WisdomTree MidCap Earnings Fund(b)	73	6,361

TOTAL EXCHANGE-TRADED FUNDS (Cost: $20,397)		21,200

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
United States - 0.6%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $232,877)(d)	232,877	232,877

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $34,872,663)		38,172,775
Liabilities in Excess of Cash and Other Assets - (0.4)%		(165,089)

NET ASSETS - 100.0%		$38,007,686

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $227,545 and the total market value of the collateral held by the Fund was $232,877.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.3%
B/E Aerospace, Inc.	66,540	$2,819,300
BWX Technologies, Inc.	30,126	957,103
Curtiss-Wright Corp.	12,724	871,594
Hexcel Corp.	29,468	1,368,789
Huntington Ingalls Industries, Inc.	26,456	3,355,943
L-3 Communications Holdings, Inc.	60,883	7,276,127
Orbital ATK, Inc.	25,647	2,291,303

Total Aerospace & Defense		18,940,159

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	124,943	7,748,965
Expeditors International of Washington, Inc.	102,511	4,623,246

Total Air Freight & Logistics		12,372,211

Airlines - 0.3%
Alaska Air Group, Inc.	43,424	3,496,066
Allegiant Travel Co.	4,180	701,530

Total Airlines		4,197,596

Auto Components - 0.9%
BorgWarner, Inc.	105,909	4,578,446
Gentex Corp.	223,938	3,585,247
Goodyear Tire & Rubber Co. (The)	83,579	2,730,526
Lear Corp.	22,201	2,726,949

Total Auto Components		13,621,168

Automobiles - 0.7%
Harley-Davidson, Inc.	187,399	8,506,041
Thor Industries, Inc.	39,470	2,216,240

Total Automobiles		10,722,281

Banks - 3.5%
Associated Banc-Corp.	62,402	1,170,038
Bank of Hawaii Corp.	22,068	1,388,077
Bank of the Ozarks, Inc.	18,301	905,168
BankUnited, Inc.	42,845	1,544,991
BOK Financial Corp.	33,025	1,974,565
Cathay General Bancorp	32,876	1,030,005
CIT Group, Inc.	51,296	2,036,451
Comerica, Inc.	62,686	2,622,155
Commerce Bancshares, Inc.	34,869	1,483,327
Cullen/Frost Bankers, Inc.	36,448	2,186,880
East West Bancorp, Inc.	49,004	2,036,606
First Citizens BancShares, Inc. Class A	1,075	277,533
First Horizon National Corp.	69,944	1,015,587
First Niagara Financial Group, Inc.	192,508	2,088,712
First Republic Bank	23,606	1,559,412
FirstMerit Corp.	108,957	2,032,048
Home BancShares, Inc.	18,442	747,270
Huntington Bancshares, Inc.	363,823	4,023,882
Iberiabank Corp.	17,596	969,012
Investors Bancorp, Inc.	98,455	1,224,780
MB Financial, Inc.	27,138	878,457
PacWest Bancorp	96,526	4,160,271
People’s United Financial, Inc.	230,302	3,719,377
PrivateBancorp, Inc.	1,355	55,582
Prosperity Bancshares, Inc.	30,165	1,443,697
Synovus Financial Corp.	35,410	1,146,576
TCF Financial Corp.	63,028	889,955
UMB Financial Corp.	17,974	836,690
Umpqua Holdings Corp.	153,727	2,444,259
United Bankshares, Inc.	43,088	1,593,825
Valley National Bancorp	182,024	1,792,936
Webster Financial Corp.	39,595	1,472,538
Zions Bancorp	31,465	858,995

Total Banks		53,609,657

Beverages - 0.3%
Brown-Forman Corp. Class A	37,307	4,107,874

Building Products - 1.0%
A.O. Smith Corp.	26,647	2,041,427
Fortune Brands Home & Security, Inc.	57,729	3,203,959
Lennox International, Inc.	17,881	2,233,337
Masco Corp.	158,235	4,478,050
Owens Corning	60,958	2,866,855

Total Building Products		14,823,628

Capital Markets - 1.1%
Eaton Vance Corp.	66,729	2,164,021
Federated Investors, Inc. Class B	63,946	1,832,053
Interactive Brokers Group, Inc. Class A	10,693	466,215
Janus Capital Group, Inc.	84,908	1,196,354
Legg Mason, Inc.	38,138	1,496,154
LPL Financial Holdings, Inc.	39,539	1,686,338
NorthStar Asset Management Group, Inc.	117,556	1,427,130
Raymond James Financial, Inc.	35,676	2,068,138
SEI Investments Co.	27,564	1,444,353
Waddell & Reed Financial, Inc. Class A	85,402	2,447,621

Total Capital Markets		16,228,377

Chemicals - 4.3%
Airgas, Inc.	45,403	6,280,143
Albemarle Corp.	96,390	5,398,804
Ashland, Inc.	35,374	3,632,910
Cabot Corp.	47,667	1,948,627
Celanese Corp. Series A	95,851	6,453,648
FMC Corp.	82,155	3,214,725
Huntsman Corp.	417,073	4,742,120
International Flavors & Fragrances, Inc.	55,145	6,597,548
NewMarket Corp.	7,174	2,731,357
Olin Corp.	250,733	4,327,651
PolyOne Corp.	46,035	1,462,071
RPM International, Inc.	115,546	5,090,957
Scotts Miracle-Gro Co. (The) Class A	61,584	3,972,784
Sensient Technologies Corp.	28,185	1,770,582
Valspar Corp. (The)	45,064	3,738,059
Westlake Chemical Corp.	62,389	3,388,970

Total Chemicals		64,750,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
Commercial Services & Supplies - 2.4%
ADT Corp. (The)	150,174	$4,952,738
Cintas Corp.	45,080	4,104,534
Deluxe Corp.	38,124	2,079,283
Healthcare Services Group, Inc.	50,648	1,766,096
KAR Auction Services, Inc.	140,224	5,192,495
Pitney Bowes, Inc.	267,768	5,529,409
R.R. Donnelley & Sons Co.	518,994	7,639,592
Rollins, Inc.	94,613	2,450,477
Waste Connections, Inc.	47,550	2,678,016

Total Commercial Services & Supplies		36,392,640

Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	304,161	2,792,198
Harris Corp.	107,930	9,379,117

Total Communications Equipment		12,171,315

Construction & Engineering - 0.4%
EMCOR Group, Inc.	15,019	721,513
Fluor Corp.	93,843	4,431,266
KBR, Inc.	94,699	1,602,307

Total Construction & Engineering		6,755,086

Construction Materials - 0.3%
Eagle Materials, Inc.	11,427	690,533
Martin Marietta Materials, Inc.	26,805	3,661,027

Total Construction Materials		4,351,560

Consumer Finance - 0.2%
Navient Corp.	329,396	3,771,584

Containers & Packaging - 2.2%
AptarGroup, Inc.	36,755	2,670,251
Avery Dennison Corp.	76,749	4,809,092
Ball Corp.	35,482	2,580,606
Bemis Co., Inc.	84,922	3,795,164
Graphic Packaging Holding Co.	178,341	2,288,115
Packaging Corp. of America	118,882	7,495,510
Sealed Air Corp.	85,726	3,823,380
Silgan Holdings, Inc.	25,447	1,367,013
Sonoco Products Co.	120,437	4,922,260

Total Containers & Packaging		33,751,391

Distributors - 0.1%
Pool Corp.	19,431	1,569,636

Diversified Consumer Services - 0.8%
Graham Holdings Co. Class B	1,660	805,050
H&R Block, Inc.	244,325	8,138,466
Service Corp. International	129,344	3,365,531

Total Diversified Consumer Services		12,309,047

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	20,507	1,330,904
FactSet Research Systems, Inc.	7,933	1,289,668
Leucadia National Corp.	95,735	1,664,832
MarketAxess Holdings, Inc.	4,865	542,886
Morningstar, Inc.	7,639	614,252
MSCI, Inc.	23,441	1,690,799
Nasdaq, Inc.	52,584	3,058,811
Voya Financial, Inc.	4,868	179,678

Total Diversified Financial Services		10,371,830

Diversified Telecommunication Services - 1.2%
Frontier Communications Corp.	3,845,106	17,956,645

Electric Utilities - 4.1%
Cleco Corp.	66,454	3,469,563
Great Plains Energy, Inc.	221,867	6,059,188
Hawaiian Electric Industries, Inc.	168,753	4,885,399
IDACORP, Inc.	55,271	3,758,428
ITC Holdings Corp.	107,995	4,238,804
OGE Energy Corp.	317,342	8,342,921
Pepco Holdings, Inc.	373,125	9,704,981
Pinnacle West Capital Corp.	160,000	10,316,800
Portland General Electric Co.	104,730	3,809,030
Westar Energy, Inc.	177,843	7,542,322

Total Electric Utilities		62,127,436

Electrical Equipment - 0.5%
Acuity Brands, Inc.	3,530	825,314
EnerSys	19,814	1,108,197
Hubbell, Inc.	47,799	4,829,611
Regal Beloit Corp.	25,080	1,467,682

Total Electrical Equipment		8,230,804

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	72,195	3,092,834
Belden, Inc.	6,070	289,418
CDW Corp.	60,309	2,535,390
Cognex Corp.	23,672	799,403
FEI Co.	21,963	1,752,428
FLIR Systems, Inc.	75,094	2,107,889
Ingram Micro, Inc. Class A	67,605	2,053,840
Jabil Circuit, Inc.	91,152	2,122,930
National Instruments Corp.	117,431	3,369,095
SYNNEX Corp.	12,337	1,109,466

Total Electronic Equipment, Instruments & Components		19,232,693

Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.	128,177	2,704,535
Helmerich & Payne, Inc.	207,152	11,092,989
Oceaneering International, Inc.	98,450	3,693,844

Total Energy Equipment & Services		17,491,368

Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	9,838	1,184,987
PriceSmart, Inc.	8,808	730,976
Whole Foods Market, Inc.	195,136	6,537,056

Total Food & Staples Retailing		8,453,019

Food Products - 2.1%
Flowers Foods, Inc.	203,107	4,364,769
Ingredion, Inc.	48,399	4,638,560
Keurig Green Mountain, Inc.	77,674	6,989,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
Lancaster Colony Corp.	17,624	$2,034,867
McCormick & Co., Inc. Non-Voting Shares	85,003	7,272,857
Pinnacle Foods, Inc.	101,600	4,313,936
Snyder’s-Lance, Inc.	46,526	1,595,842

Total Food Products		31,209,938

Gas Utilities - 3.0%
AGL Resources, Inc.	140,002	8,933,528
Atmos Energy Corp.	100,075	6,308,728
National Fuel Gas Co.	124,830	5,336,483
New Jersey Resources Corp.	102,915	3,392,078
Piedmont Natural Gas Co., Inc.	66,169	3,772,956
Questar Corp.	281,047	5,474,796
Southwest Gas Corp.	53,295	2,939,752
UGI Corp.	174,160	5,879,642
WGL Holdings, Inc.	56,667	3,569,454

Total Gas Utilities		45,607,417

Health Care Equipment & Supplies - 0.8%
Cantel Medical Corp.	2,708	168,275
Cooper Cos., Inc. (The)	699	93,806
DENTSPLY International, Inc.	24,170	1,470,744
Hill-Rom Holdings, Inc.	31,115	1,495,387
ResMed, Inc.	107,860	5,791,003
Teleflex, Inc.	15,708	2,064,817
West Pharmaceutical Services, Inc.	20,035	1,206,508

Total Health Care Equipment & Supplies		12,290,540

Health Care Providers & Services - 1.0%
Chemed Corp.	3,772	565,046
HealthSouth Corp.	86,725	3,018,897
Patterson Cos., Inc.	73,713	3,332,565
Quest Diagnostics, Inc.	114,831	8,169,077

Total Health Care Providers & Services		15,085,585

Hotels, Restaurants & Leisure - 3.9%
Aramark	99,742	3,216,680
Brinker International, Inc.	60,568	2,904,236
Choice Hotels International, Inc.	31,435	1,584,638
Churchill Downs, Inc.	5,215	737,870
Cracker Barrel Old Country Store, Inc.	29,408	3,729,817
Darden Restaurants, Inc.	174,080	11,078,451
Domino’s Pizza, Inc.	22,184	2,467,970
Dunkin’ Brands Group, Inc.	82,021	3,493,274
Jack in the Box, Inc.	19,269	1,478,125
Six Flags Entertainment Corp.	151,207	8,307,313
Vail Resorts, Inc.	25,357	3,245,442
Wendy’s Co. (The)	223,671	2,408,937
Wyndham Worldwide Corp.	94,668	6,877,630
Wynn Resorts Ltd.	114,842	7,945,918

Total Hotels, Restaurants & Leisure		59,476,301

Household Durables - 1.3%
CalAtlantic Group, Inc.	18,017	683,205
Harman International Industries, Inc.	38,688	3,644,796
Leggett & Platt, Inc.	143,471	6,028,651
Lennar Corp. Class A	20,936	1,023,980
PulteGroup, Inc.	225,234	4,013,670
Tupperware Brands Corp.	88,245	4,910,834

Total Household Durables		20,305,136

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	29,181	2,970,626

Independent Power and Renewable Electricity Producers - 1.2%
AES Corp.	1,077,495	10,311,627
NRG Energy, Inc.	647,104	7,616,414

Total Independent Power and Renewable Electricity Producers		17,928,041

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	31,381	2,783,181

Insurance - 3.2%
American Financial Group, Inc.	24,339	1,754,355
American National Insurance Co.	14,949	1,528,834
AmTrust Financial Services, Inc.	30,532	1,880,161
Arthur J. Gallagher & Co.	105,926	4,336,610
Assurant, Inc.	28,095	2,262,771
Brown & Brown, Inc.	38,020	1,220,442
Cincinnati Financial Corp.	90,404	5,349,205
CNA Financial Corp.	137,064	4,817,800
CNO Financial Group, Inc.	49,547	945,852
Erie Indemnity Co. Class A	23,070	2,206,415
First American Financial Corp.	44,882	1,611,264
FNF Group	54,551	1,891,283
Hanover Insurance Group, Inc. (The)	15,515	1,261,990
Mercury General Corp.	49,978	2,327,475
Old Republic International Corp.	188,685	3,515,202
ProAssurance Corp.	22,796	1,106,290
Reinsurance Group of America, Inc.	19,831	1,696,542
RLI Corp.	9,831	607,064
StanCorp Financial Group, Inc.	9,370	1,067,056
Symetra Financial Corp.	28,114	893,182
Torchmark Corp.	20,187	1,153,889
Unum Group	93,729	3,120,238
W.R. Berkley Corp.	19,373	1,060,672

Total Insurance		47,614,592

Internet & Catalog Retail - 0.2%
HSN, Inc.	51,740	2,621,666

Internet Software & Services - 0.4%
IAC/InterActiveCorp	62,646	3,761,892
j2 Global, Inc.	28,241	2,324,799

Total Internet Software & Services		6,086,691

IT Services - 2.5%
Booz Allen Hamilton Holding Corp.	94,305	2,909,309
Broadridge Financial Solutions, Inc.	96,520	5,186,019
Computer Sciences Corp.	92,572	3,025,253
DST Systems, Inc.	13,216	1,507,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
Global Payments, Inc.	2,713	$175,016
Heartland Payment Systems, Inc.	6,236	591,297
Jack Henry & Associates, Inc.	36,945	2,883,927
Leidos Holdings, Inc.	59,596	3,352,871
MAXIMUS, Inc.	7,655	430,594
Sabre Corp.	129,597	3,624,828
Total System Services, Inc.	49,740	2,477,052
Western Union Co. (The)	614,334	11,002,722

Total IT Services		37,166,305

Leisure Products - 2.2%
Brunswick Corp.	38,126	1,925,744
Hasbro, Inc.	120,018	8,084,412
Mattel, Inc.	703,698	19,119,475
Polaris Industries, Inc.	52,663	4,526,385

Total Leisure Products		33,656,016

Life Sciences Tools & Services - 0.2%
Bio-Techne Corp.	19,202	1,728,180
PerkinElmer, Inc.	22,351	1,197,343

Total Life Sciences Tools & Services		2,925,523

Machinery - 4.0%
AGCO Corp.	29,952	1,359,521
Allison Transmission Holdings, Inc.	145,002	3,754,102
CLARCOR, Inc.	32,994	1,639,142
Crane Co.	57,798	2,765,056
Donaldson Co., Inc.	117,497	3,367,464
Dover Corp.	151,514	9,289,323
Flowserve Corp.	80,981	3,407,681
Graco, Inc.	34,193	2,464,290
IDEX Corp.	45,984	3,522,834
ITT Corp.	42,155	1,531,070
Lincoln Electric Holdings, Inc.	61,471	3,189,730
Nordson Corp.	32,309	2,072,622
Oshkosh Corp.	51,781	2,021,530
Snap-on, Inc.	30,288	5,192,272
Timken Co. (The)	106,287	3,038,745
Toro Co. (The)	25,835	1,887,764
Trinity Industries, Inc.	100,758	2,420,207
Valmont Industries, Inc.	11,360	1,204,387
Wabtec Corp.	15,595	1,109,117
Woodward, Inc.	17,926	890,205
Xylem, Inc.	99,164	3,619,486

Total Machinery		59,746,548

Media - 2.4%
Cable One, Inc.	2,813	1,219,886
Cablevision Systems Corp. Class A	160,129	5,108,115
Cinemark Holdings, Inc.	124,121	4,149,365
Interpublic Group of Cos., Inc. (The)	309,825	7,212,726
News Corp. Class A	201,430	2,691,105
News Corp. Class B	102,766	1,434,613
Scripps Networks Interactive, Inc. Class A	56,469	3,117,654
TEGNA, Inc.	174,875	4,462,810
Tribune Media Co. Class A	101,814	3,442,331
Viacom, Inc. Class A	63,491	2,792,969

Total Media		35,631,574

Metals & Mining - 0.9%
Compass Minerals International, Inc.	39,805	2,996,122
Newmont Mining Corp.	98,410	1,770,396
Reliance Steel & Aluminum Co.	71,723	4,153,479
Steel Dynamics, Inc.	274,163	4,899,293

Total Metals & Mining		13,819,290

Multi-Utilities - 5.2%
Alliant Energy Corp.	152,882	9,547,481
CenterPoint Energy, Inc.	914,409	16,788,549
CMS Energy Corp.	329,145	11,875,552
MDU Resources Group, Inc.	308,764	5,656,556
NiSource, Inc.	381,019	7,433,681
NorthWestern Corp.	62,656	3,399,088
SCANA Corp.	193,106	11,680,982
TECO Energy, Inc.	285,786	7,616,197
Vectren Corp.	116,257	4,931,622

Total Multi-Utilities		78,929,708

Multiline Retail - 1.5%
Dillard’s, Inc. Class A	4,868	319,876
Kohl’s Corp.	271,570	12,934,879
Nordstrom, Inc.	180,552	8,993,295

Total Multiline Retail		22,248,050

Oil, Gas & Consumable Fuels - 4.2%
Cabot Oil & Gas Corp.	72,307	1,279,111
Columbia Pipeline Group, Inc.	305,345	6,106,900
CVR Energy, Inc.	151,382	5,956,882
Energen Corp.	4,399	180,315
EQT Corp.	12,818	668,202
HollyFrontier Corp.	198,768	7,928,855
Murphy Oil Corp.	383,418	8,607,734
ONEOK, Inc.	907,901	22,388,839
PBF Energy, Inc. Class A	117,201	4,314,169
QEP Resources, Inc.	41,847	560,750
Range Resources Corp.	41,880	1,030,667
Western Refining, Inc.	129,107	4,598,791
World Fuel Services Corp.	15,065	579,400

Total Oil, Gas & Consumable Fuels		64,200,615

Personal Products - 0.3%
Edgewell Personal Care Co.	57,076	4,473,046

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	23,034	2,393,924
ManpowerGroup, Inc.	50,432	4,250,913
Robert Half International, Inc.	80,865	3,811,976
Towers Watson & Co. Class A	11,221	1,441,450

Total Professional Services		11,898,263

Real Estate Investment Trusts (REITs) - 15.3%
Alexandria Real Estate Equities, Inc.	44,393	4,011,351
American Campus Communities, Inc.	82,598	3,414,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
American Homes 4 Rent Class A	46,051	$767,210
Apartment Investment & Management Co. Class A	88,461	3,541,094
Apple Hospitality REIT, Inc.	189,817	3,790,645
BioMed Realty Trust, Inc.	158,738	3,760,503
Brixmor Property Group, Inc.	210,573	5,436,995
Camden Property Trust	57,324	4,400,190
Columbia Property Trust, Inc.	111,963	2,628,891
Communications Sales & Leasing, Inc.	342,978	6,410,259
Corrections Corp. of America	176,940	4,687,141
CubeSmart	66,595	2,039,139
DCT Industrial Trust, Inc.	49,823	1,861,886
DDR Corp.	270,170	4,549,663
Digital Realty Trust, Inc.	125,540	9,493,335
Douglas Emmett, Inc.	73,163	2,281,222
Duke Realty Corp.	214,122	4,500,844
EPR Properties	68,835	4,023,406
Equity Lifestyle Properties, Inc.	36,009	2,400,720
Equity One, Inc.	77,896	2,114,876
Extra Space Storage, Inc.	60,589	5,344,556
Federal Realty Investment Trust	32,420	4,736,562
Gaming and Leisure Properties, Inc.	163,550	4,546,690
Healthcare Realty Trust, Inc.	77,843	2,204,514
Healthcare Trust of America, Inc. Class A	101,062	2,725,642
Highwoods Properties, Inc.	68,716	2,996,018
Hospitality Properties Trust	202,218	5,288,001
Hudson Pacific Properties, Inc.	28,507	802,187
Iron Mountain, Inc.	268,754	7,259,046
Kilroy Realty Corp.	35,615	2,253,717
Lamar Advertising Co. Class A	71,637	4,296,787
LaSalle Hotel Properties	136,674	3,438,718
Liberty Property Trust	154,490	4,796,914
Medical Properties Trust, Inc.	321,896	3,705,023
Mid-America Apartment Communities, Inc.	46,609	4,232,563
National Retail Properties, Inc.	111,022	4,446,431
NorthStar Realty Finance Corp.	433,723	7,386,303
Omega Healthcare Investors, Inc.	220,430	7,710,641
Outfront Media, Inc.	154,838	3,380,114
Paramount Group, Inc.	80,101	1,449,828
Piedmont Office Realty Trust, Inc. Class A	115,400	2,178,752
Plum Creek Timber Co., Inc.	113,517	5,417,031
Post Properties, Inc.	29,120	1,722,739
Rayonier, Inc.	95,989	2,130,956
Regency Centers Corp.	49,499	3,371,872
Retail Properties of America, Inc. Class A	191,034	2,821,572
RLJ Lodging Trust	130,343	2,819,319
Ryman Hospitality Properties, Inc.	49,804	2,571,879
Senior Housing Properties Trust	464,342	6,890,835
Sovran Self Storage, Inc.	21,653	2,323,583
Spirit Realty Capital, Inc.	521,526	5,225,691
STORE Capital Corp.	105,215	2,440,988
Sun Communities, Inc.	39,727	2,722,491
Sunstone Hotel Investors, Inc.	54,624	682,254
Tanger Factory Outlet Centers, Inc.	59,640	1,950,228
Taubman Centers, Inc.	33,149	2,543,191
UDR, Inc.	143,421	5,388,327
VEREIT, Inc.	1,091,200	8,642,304
W.P. Carey, Inc.	119,260	7,036,340
Weingarten Realty Investors	90,024	3,113,030

Total Real Estate Investment Trusts (REITs)		231,107,608

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	2,921	466,951
Kennedy-Wilson Holdings, Inc.	39,986	962,863
RMR Group, Inc. (The) Class A*	100	1,441

Total Real Estate Management & Development		1,431,255

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	46,724	3,427,673
Kansas City Southern	69,733	5,206,963
Landstar System, Inc.	8,587	503,627
Ryder System, Inc.	55,155	3,134,459

Total Road & Rail		12,272,722

Semiconductors & Semiconductor Equipment - 1.9%
Atmel Corp.	279,493	2,406,434
KLA-Tencor Corp.	171,468	11,891,306
Microchip Technology, Inc.	232,557	10,823,203
Monolithic Power Systems, Inc.	17,538	1,117,346
Teradyne, Inc.	87,152	1,801,432

Total Semiconductors & Semiconductor Equipment		28,039,721

Software - 0.5%
Blackbaud, Inc.	12,572	827,992
CDK Global, Inc.	65,607	3,114,364
Fair Isaac Corp.	977	92,014
Solera Holdings, Inc.	39,797	2,182,069
SS&C Technologies Holdings, Inc.	25,970	1,772,972

Total Software		7,989,411

Specialty Retail - 2.8%
American Eagle Outfitters, Inc.	224,044	3,472,682
CST Brands, Inc.	17,530	686,124
Dick’s Sporting Goods, Inc.	47,433	1,676,757
Foot Locker, Inc.	74,967	4,879,602
GameStop Corp. Class A	179,953	5,045,882
Lithia Motors, Inc. Class A	5,724	610,579
Penske Automotive Group, Inc.	72,465	3,068,168
Staples, Inc.	1,160,709	10,991,914
Tiffany & Co.	98,158	7,488,474
Williams-Sonoma, Inc.	73,945	4,319,128

Total Specialty Retail		42,239,310

Technology Hardware, Storage & Peripherals - 0.5%
NetApp, Inc.	262,919	6,975,241

Textiles, Apparel & Luxury Goods - 1.5%
Carter’s, Inc.	18,290	1,628,359
Coach, Inc.	442,051	14,468,329
Columbia Sportswear Co.	38,287	1,866,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2015

Investments	Shares	Value
PVH Corp.	5,746	$423,193
Ralph Lauren Corp.	37,683	4,200,901

Total Textiles, Apparel & Luxury Goods		22,587,656

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.	528,704	8,628,449
Radian Group, Inc.	3,244	43,437
TFS Financial Corp.	110,231	2,075,650

Total Thrifts & Mortgage Finance		10,747,536

Tobacco - 0.5%
Vector Group Ltd.	291,453	6,875,376

Trading Companies & Distributors - 0.4%
Air Lease Corp.	22,728	760,934
MSC Industrial Direct Co., Inc. Class A	50,259	2,828,074
Watsco, Inc.	24,963	2,923,916

Total Trading Companies & Distributors		6,512,924

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	194,633	14,130,356

Water Utilities - 0.9%
American Water Works Co., Inc.	153,292	9,159,197
Aqua America, Inc.	154,477	4,603,415

Total Water Utilities		13,762,612

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	76,519	1,981,077

TOTAL COMMON STOCKS (Cost: $1,453,087,166)		1,503,637,418

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree LargeCap Dividend Fund(a) (Cost: $1,857,426)	26,030	1,852,295

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $1,531,501)(c)	1,531,501	1,531,501

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,456,476,093)		1,507,021,214

Cash and Other Assets in Excess of Liabilities - 0.2%		2,777,975

NET ASSETS - 100.0%		$1,509,799,189

*	Non-income producing security.
(a)	Affiliated company (See Note 4).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $0 and the total market value of the collateral held by the Fund was $1,531,501.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 2.0%
B/E Aerospace, Inc.	29,072	$1,231,781
BWX Technologies, Inc.	13,356	424,320
Curtiss-Wright Corp.	18,352	1,257,112
Esterline Technologies Corp.*	10,964	888,084
Hexcel Corp.	38,707	1,797,940
Huntington Ingalls Industries, Inc.	27,329	3,466,684
Moog, Inc. Class A*	16,008	970,085
Orbital ATK, Inc.	17,572	1,569,882
Teledyne Technologies, Inc.*	16,123	1,430,110
Triumph Group, Inc.	25,129	998,878

Total Aerospace & Defense		14,034,876

Airlines - 0.6%
Allegiant Travel Co.	7,250	1,216,767
Hawaiian Holdings, Inc.*	30,247	1,068,627
Spirit Airlines, Inc.*	52,582	2,095,393

Total Airlines		4,380,787

Auto Components - 1.6%
American Axle & Manufacturing Holdings, Inc.*	76,483	1,448,588
Cooper Tire & Rubber Co.	37,413	1,416,082
Dana Holding Corp.	233,289	3,219,388
Gentex Corp.	140,277	2,245,835
Gentherm, Inc.*	13,557	642,602
Tenneco, Inc.*	34,161	1,568,331
Visteon Corp.	2,618	299,761

Total Auto Components		10,840,587

Automobiles - 0.2%
Thor Industries, Inc.	26,076	1,464,167

Banks - 7.8%
Associated Banc-Corp.	56,914	1,067,138
BancorpSouth, Inc.	34,636	830,918
Bank of Hawaii Corp.	15,598	981,114
Bank of the Ozarks, Inc.	19,141	946,714
BankUnited, Inc.	38,599	1,391,880
Banner Corp.	6,412	294,054
BOK Financial Corp.	27,723	1,657,558
Cathay General Bancorp	30,266	948,234
Columbia Banking System, Inc.	16,730	543,892
Commerce Bancshares, Inc.	35,525	1,511,234
Community Bank System, Inc.	13,742	548,855
Cullen/Frost Bankers, Inc.	26,777	1,606,620
CVB Financial Corp.	33,727	570,661
East West Bancorp, Inc.	55,772	2,317,884
First Citizens BancShares, Inc. Class A	5,262	1,358,491
First Financial Bankshares, Inc.	19,116	576,730
First Horizon National Corp.	81,368	1,181,463
First Niagara Financial Group, Inc.	123,668	1,341,798
FirstMerit Corp.	74,951	1,397,836
FNB Corp.	69,485	926,930
Fulton Financial Corp.	68,475	890,860
Glacier Bancorp, Inc.	26,729	709,120
Hancock Holding Co.	34,859	877,401
Hilltop Holdings, Inc.*	67,186	1,291,315
Home BancShares, Inc.	19,822	803,187
Iberiabank Corp.	14,136	778,470
International Bancshares Corp.	32,637	838,771
Investors Bancorp, Inc.	87,607	1,089,831
MB Financial, Inc.	25,907	838,610
National Penn Bancshares, Inc.	52,125	642,701
PacWest Bancorp	40,574	1,748,739
People’s United Financial, Inc.	93,957	1,517,406
Pinnacle Financial Partners, Inc.	10,094	518,428
Popular, Inc.	170,315	4,826,727
PrivateBancorp, Inc.	24,463	1,003,472
Prosperity Bancshares, Inc.	35,691	1,708,171
Simmons First National Corp. Class A	6,787	348,580
South State Corp.	7,922	569,988
Sterling Bancorp	17,982	291,668
Synovus Financial Corp.	40,911	1,324,698
TCF Financial Corp.	64,344	908,537
Texas Capital Bancshares, Inc.*	16,504	815,628
UMB Financial Corp.	14,962	696,481
Umpqua Holdings Corp.	80,239	1,275,800
United Bankshares, Inc.	22,285	824,322
Valley National Bancorp	65,961	649,716
Webster Financial Corp.	31,250	1,162,188
Western Alliance Bancorp*	29,163	1,045,785
Wintrust Financial Corp.	18,853	914,748
Zions Bancorp	49,077	1,339,802

Total Banks		54,251,154

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*	3,411	688,715
National Beverage Corp.*	7,923	360,021

Total Beverages		1,048,736

Biotechnology - 0.4%
Insys Therapeutics, Inc.*	12,616	361,196
Ligand Pharmaceuticals, Inc.*	18,717	2,029,297
Myriad Genetics, Inc.*	15,914	686,848

Total Biotechnology		3,077,341

Building Products - 1.0%
A.O. Smith Corp.	25,691	1,968,188
Armstrong World Industries, Inc.*	11,399	521,276
Lennox International, Inc.	12,522	1,563,998
Owens Corning	38,800	1,824,764
Simpson Manufacturing Co., Inc.	13,808	471,543
USG Corp.*	37,451	909,685

Total Building Products		7,259,454

Capital Markets - 1.5%
BGC Partners, Inc. Class A	38,850	381,119
Eaton Vance Corp.	44,972	1,458,442
Evercore Partners, Inc. Class A	5,436	293,925

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Federated Investors, Inc. Class B	32,027	$917,574
Financial Engines, Inc.	5,929	199,629
Interactive Brokers Group, Inc. Class A	5,457	237,925
Janus Capital Group, Inc.	65,215	918,879
Legg Mason, Inc.	47,489	1,862,993
LPL Financial Holdings, Inc.	26,892	1,146,944
NorthStar Asset Management Group, Inc.	65,480	794,927
Stifel Financial Corp.*	18,202	771,037
Waddell & Reed Financial, Inc. Class A	48,887	1,401,101

Total Capital Markets		10,384,495

Chemicals - 2.0%
Albemarle Corp.	27,470	1,538,595
Balchem Corp.	6,971	423,837
Chemtura Corp.*	117,235	3,196,998
FMC Corp.	13,024	509,629
H.B. Fuller Co.	13,492	492,053
Huntsman Corp.	39,555	449,740
Minerals Technologies, Inc.	15,025	689,047
NewMarket Corp.	4,485	1,707,574
PolyOne Corp.	31,578	1,002,917
RPM International, Inc.	35,665	1,571,400
Scotts Miracle-Gro Co. (The) Class A	17,665	1,139,569
Sensient Technologies Corp.	13,352	838,773

Total Chemicals		13,560,132

Commercial Services & Supplies - 2.5%
ADT Corp. (The)	65,049	2,145,316
Clean Harbors, Inc.*	18,264	760,696
Copart, Inc.*	42,075	1,599,271
Deluxe Corp.	28,421	1,550,081
Healthcare Services Group, Inc.	12,802	446,406
Herman Miller, Inc.	45,245	1,298,531
HNI Corp.	16,897	609,306
KAR Auction Services, Inc.	41,900	1,551,557
Matthews International Corp. Class A	6,609	353,251
MSA Safety, Inc.	13,045	567,066
Pitney Bowes, Inc.	121,245	2,503,709
R.R. Donnelley & Sons Co.	72,290	1,064,109
Rollins, Inc.	41,625	1,078,087
Steelcase, Inc. Class A	30,482	454,182
West Corp.	58,756	1,267,367

Total Commercial Services & Supplies		17,248,935

Communications Equipment - 1.5%
Arista Networks, Inc.*	11,391	886,675
ARRIS Group, Inc.*	62,217	1,901,974
Brocade Communications Systems, Inc.	285,420	2,620,156
CommScope Holding Co., Inc.*	12,611	326,499
EchoStar Corp. Class A*	30,035	1,174,669
Infinera Corp.*	17,022	308,439
InterDigital, Inc.	14,661	718,975
NetScout Systems, Inc.*	8,744	268,441
Plantronics, Inc.	14,044	665,966
Polycom, Inc.*	42,015	528,969
Ubiquiti Networks, Inc.*	32,608	1,033,347
ViaSat, Inc.*	2,438	148,742

Total Communications Equipment		10,582,852

Construction & Engineering - 0.8%
Dycom Industries, Inc.*	7,405	518,054
EMCOR Group, Inc.	25,330	1,216,853
Jacobs Engineering Group, Inc.*	62,123	2,606,060
Quanta Services, Inc.*	70,116	1,419,849

Total Construction & Engineering		5,760,816

Construction Materials - 0.2%
Eagle Materials, Inc.	19,980	1,207,391

Consumer Finance - 2.2%
Credit Acceptance Corp.*	8,380	1,793,487
Navient Corp.	471,827	5,402,419
PRA Group, Inc.*	27,486	953,489
Santander Consumer USA Holdings, Inc.*	386,529	6,126,485
SLM Corp.*	171,559	1,118,565

Total Consumer Finance		15,394,445

Containers & Packaging - 1.6%
AptarGroup, Inc.	19,986	1,451,983
Avery Dennison Corp.	34,467	2,159,702
Bemis Co., Inc.	38,984	1,742,195
Berry Plastics Group, Inc.*	17,147	620,378
Graphic Packaging Holding Co.	124,907	1,602,557
Owens-Illinois, Inc.*	30,801	536,553
Silgan Holdings, Inc.	20,698	1,111,897
Sonoco Products Co.	37,396	1,528,375

Total Containers & Packaging		10,753,640

Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,017	329,153
Pool Corp.	11,336	915,722

Total Distributors		1,244,875

Diversified Consumer Services - 0.8%
Bright Horizons Family Solutions, Inc.*	10,175	679,690
Graham Holdings Co. Class B	1,581	766,738
Grand Canyon Education, Inc.*	23,819	955,618
Service Corp. International	34,462	896,701
ServiceMaster Global Holdings, Inc.*	32,397	1,271,258
Sotheby’s	34,496	888,617

Total Diversified Consumer Services		5,458,622

Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	18,827	1,221,872
MarketAxess Holdings, Inc.	5,305	591,985
Morningstar, Inc.	9,516	765,182

Total Diversified Financial Services		2,579,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Diversified Telecommunication Services - 0.2%
Globalstar, Inc.*	806,041	$1,160,699

Electric Utilities - 2.2%
ALLETE, Inc.	24,125	1,226,274
Cleco Corp.	19,155	1,000,082
Great Plains Energy, Inc.	68,335	1,866,229
Hawaiian Electric Industries, Inc.	37,883	1,096,713
IDACORP, Inc.	21,224	1,443,232
ITC Holdings Corp.	48,214	1,892,399
OGE Energy Corp.	86,902	2,284,654
PNM Resources, Inc.	32,727	1,000,464
Portland General Electric Co.	34,880	1,268,586
Westar Energy, Inc.	59,141	2,508,170

Total Electric Utilities		15,586,803

Electrical Equipment - 0.8%
EnerSys	24,036	1,344,334
Generac Holdings, Inc.*	27,724	825,344
Hubbell, Inc.	22,558	2,279,260
Regal Beloit Corp.	19,516	1,142,076

Total Electrical Equipment		5,591,014

Electronic Equipment, Instruments & Components - 4.4%
Anixter International, Inc.*	15,800	954,162
Arrow Electronics, Inc.*	59,428	3,219,809
Avnet, Inc.	94,211	4,035,999
AVX Corp.	124,242	1,508,298
Belden, Inc.	5,312	253,276
Cognex Corp.	22,952	775,089
Dolby Laboratories, Inc. Class A	39,996	1,345,866
FEI Co.	10,997	877,451
FLIR Systems, Inc.	61,574	1,728,382
Ingram Micro, Inc. Class A	44,443	1,350,178
IPG Photonics Corp.*	19,738	1,759,840
Jabil Circuit, Inc.	91,035	2,120,205
Keysight Technologies, Inc.*	83,789	2,373,742
Littelfuse, Inc.	5,494	587,913
National Instruments Corp.	26,299	754,518
OSI Systems, Inc.*	5,230	463,692
Sanmina Corp.*	133,502	2,747,471
SYNNEX Corp.	16,101	1,447,963
Tech Data Corp.*	22,551	1,496,936
Trimble Navigation Ltd.*	39,241	841,720
Universal Display Corp.*	1,255	68,322

Total Electronic Equipment, Instruments & Components		30,710,832

Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc.	26,112	550,963
Dril-Quip, Inc.*	25,578	1,514,985
Helmerich & Payne, Inc.	58,458	3,130,426
Oceaneering International, Inc.	58,879	2,209,140
RPC, Inc.	10,811	129,192

Total Energy Equipment & Services		7,534,706

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	11,110	1,338,200
PriceSmart, Inc.	7,456	618,773
Sprouts Farmers Market, Inc.*	33,470	889,967
SUPERVALU, Inc.*	196,987	1,335,572
United Natural Foods, Inc.*	24,196	952,355

Total Food & Staples Retailing		5,134,867

Food Products - 2.4%
B&G Foods, Inc.	14,451	506,074
Cal-Maine Foods, Inc.	43,429	2,012,500
Darling Ingredients, Inc.*	46,753	491,842
Flowers Foods, Inc.	61,465	1,320,883
Hain Celestial Group, Inc. (The)*	34,613	1,398,019
J&J Snack Foods Corp.	4,560	532,015
Lancaster Colony Corp.	7,149	825,423
Pilgrim’s Pride Corp.	254,461	5,621,043
Pinnacle Foods, Inc.	29,637	1,258,387
Seaboard Corp.*	446	1,291,054
Snyder’s-Lance, Inc.	13,549	464,731
TreeHouse Foods, Inc.*	9,765	766,162

Total Food Products		16,488,133

Gas Utilities - 1.7%
Atmos Energy Corp.	38,400	2,420,736
New Jersey Resources Corp.	40,741	1,342,823
ONE Gas, Inc.	17,982	902,157
Piedmont Natural Gas Co., Inc.	17,935	1,022,654
Questar Corp.	89,410	1,741,707
Southwest Gas Corp.	19,407	1,070,490
UGI Corp.	64,353	2,172,557
WGL Holdings, Inc.	17,942	1,130,167

Total Gas Utilities		11,803,291

Health Care Equipment & Supplies - 1.3%
ABIOMED, Inc.*	11,371	1,026,574
Align Technology, Inc.*	15,191	1,000,327
Cantel Medical Corp.	5,599	347,922
Globus Medical, Inc. Class A*	28,670	797,599
Greatbatch, Inc.*	3,714	194,985
Hill-Rom Holdings, Inc.	7,778	373,811
ICU Medical, Inc.*	3,144	354,580
Integra LifeSciences Holdings Corp.*	993	67,305
Masimo Corp.*	14,266	592,182
Neogen Corp.*	4,244	239,871
NuVasive, Inc.*	5,588	302,367
Sirona Dental Systems, Inc.*	12,460	1,365,242
Teleflex, Inc.	11,049	1,452,391
West Pharmaceutical Services, Inc.	14,967	901,313

Total Health Care Equipment & Supplies		9,016,469

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	11,405	712,356
Amsurg Corp.*	10,711	814,036
Chemed Corp.	5,258	787,648
Community Health Systems, Inc.*	110,843	2,940,665
Diplomat Pharmacy, Inc.*	4,199	143,690
Envision Healthcare Holdings, Inc.*	43,614	1,132,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Health Net, Inc.*	17,814	$1,219,546
HealthEquity, Inc.*	3,195	80,099
HealthSouth Corp.	37,729	1,313,346
LifePoint Health, Inc.*	15,940	1,169,996
Molina Healthcare, Inc.*	18,660	1,122,026
Owens & Minor, Inc.	17,266	621,231
Patterson Cos., Inc.	32,191	1,455,355
Team Health Holdings, Inc.*	15,906	698,114
Tenet Healthcare Corp.*	16,720	506,616
VCA, Inc.*	22,961	1,262,855
WellCare Health Plans, Inc.*	11,391	890,890

Total Health Care Providers & Services		16,871,125

Health Care Technology - 0.1%
Medidata Solutions, Inc.*	1,879	92,616
Veeva Systems, Inc. Class A*	13,531	390,369

Total Health Care Technology		482,985

Hotels, Restaurants & Leisure - 2.7%
Bloomin’ Brands, Inc.	57,718	974,857
Boyd Gaming Corp.*	18,251	362,647
Brinker International, Inc.	32,230	1,545,429
Buffalo Wild Wings, Inc.*	4,111	656,321
Cheesecake Factory, Inc. (The)	17,838	822,510
Choice Hotels International, Inc.	17,991	906,926
Churchill Downs, Inc.	2,031	287,366
Cracker Barrel Old Country Store, Inc.	9,600	1,217,568
Diamond Resorts International, Inc.*	31,928	814,483
Domino’s Pizza, Inc.	11,865	1,319,981
Dunkin’ Brands Group, Inc.	28,750	1,224,463
Jack in the Box, Inc.	10,709	821,487
La Quinta Holdings, Inc.*	4,691	63,845
Marriott Vacations Worldwide Corp.	13,762	783,746
Panera Bread Co. Class A*	6,138	1,195,560
Papa John’s International, Inc.	10,128	565,851
Pinnacle Entertainment, Inc.*	16,781	522,225
Six Flags Entertainment Corp.	16,757	920,630
Texas Roadhouse, Inc.	19,513	697,980
Vail Resorts, Inc.	5,754	736,454
Wendy’s Co. (The)	35,241	379,546
Wynn Resorts Ltd.	22,643	1,566,669

Total Hotels, Restaurants & Leisure		18,386,544

Household Durables - 1.2%
CalAtlantic Group, Inc.	29,500	1,118,640
GoPro, Inc. Class A*	73,773	1,328,652
Leggett & Platt, Inc.	51,297	2,155,500
Tempur Sealy International, Inc.*	14,158	997,573
TRI Pointe Group, Inc.*	94,555	1,198,012
Tupperware Brands Corp.	27,556	1,533,491

Total Household Durables		8,331,868

Household Products - 0.2%
Spectrum Brands Holdings, Inc.	13,259	1,349,766

Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp.*	288,439	4,173,712
Dynegy, Inc.*	31,929	427,849
Ormat Technologies, Inc.	21,804	795,192

Total Independent Power and Renewable Electricity Producers		5,396,753

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	24,052	2,133,172

Insurance - 3.9%
American Equity Investment Life Holding Co.	52,910	1,271,427
American National Insurance Co.	12,394	1,267,534
AmTrust Financial Services, Inc.	52,509	3,233,504
Assurant, Inc.	7,906	636,749
Brown & Brown, Inc.	44,664	1,433,714
CNO Financial Group, Inc.	70,041	1,337,083
Erie Indemnity Co. Class A	5,433	519,612
First American Financial Corp.	47,493	1,704,999
Hanover Insurance Group, Inc. (The)	23,004	1,871,145
Kemper Corp.	16,774	624,832
Mercury General Corp.	13,058	608,111
National General Holdings Corp.	39,515	863,798
Old Republic International Corp.	118,270	2,203,370
Primerica, Inc.	22,646	1,069,571
ProAssurance Corp.	16,915	820,885
Reinsurance Group of America, Inc.	38,721	3,312,582
RLI Corp.	12,836	792,623
Selective Insurance Group, Inc.	27,009	906,962
StanCorp Financial Group, Inc.	12,161	1,384,895
Symetra Financial Corp.	32,810	1,042,374

Total Insurance		26,905,770

Internet & Catalog Retail - 0.2%
Expedia, Inc.	10	1,243
HSN, Inc.	25,935	1,314,126

Total Internet & Catalog Retail		1,315,369

Internet Software & Services - 0.6%
GrubHub, Inc.*	11,077	268,063
IAC/InterActiveCorp	24,464	1,469,063
j2 Global, Inc.	12,104	996,401
LogMeIn, Inc.*	1,185	79,514
Rackspace Hosting, Inc.*	37,039	937,827
Yelp, Inc.*	5,187	149,386

Total Internet Software & Services		3,900,254

IT Services - 2.7%
Blackhawk Network Holdings, Inc.*	6,488	286,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Booz Allen Hamilton Holding Corp.	53,820	$1,660,347
CACI International, Inc. Class A*	10,017	929,377
Computer Sciences Corp.	65,298	2,133,939
Convergys Corp.	54,892	1,366,262
CoreLogic, Inc.*	21,436	725,823
DST Systems, Inc.	17,332	1,976,888
EPAM Systems, Inc.*	7,102	558,359
Euronet Worldwide, Inc.*	9,572	693,300
Heartland Payment Systems, Inc.	3,840	364,109
Leidos Holdings, Inc.	17,814	1,002,216
MAXIMUS, Inc.	20,640	1,161,000
Science Applications International Corp.	19,625	898,433
Syntel, Inc.*	38,478	1,741,129
Teradata Corp.*	76,910	2,031,962
VeriFone Systems, Inc.*	19,497	546,306
WEX, Inc.*	10,998	972,223

Total IT Services		19,048,507

Leisure Products - 0.4%
Brunswick Corp.	40,099	2,025,401
Vista Outdoor, Inc.*	12,514	556,998

Total Leisure Products		2,582,399

Life Sciences Tools & Services - 1.1%
Bio-Rad Laboratories, Inc. Class A*	5,889	816,569
Bio-Techne Corp.	8,099	728,910
Bruker Corp.*	22,512	546,366
Charles River Laboratories International, Inc.*	13,108	1,053,752
INC Research Holdings, Inc. Class A*	5,848	283,686
PAREXEL International Corp.*	15,029	1,023,776
PerkinElmer, Inc.	29,848	1,598,957
PRA Health Sciences, Inc.*	4,821	218,247
VWR Corp.*	41,910	1,186,472

Total Life Sciences Tools & Services		7,456,735

Machinery - 6.0%
AGCO Corp.	42,597	1,933,478
Allison Transmission Holdings, Inc.	63,333	1,639,691
Barnes Group, Inc.	26,579	940,631
CLARCOR, Inc.	22,641	1,124,805
Colfax Corp.*	62,562	1,460,823
Crane Co.	32,292	1,544,849
Donaldson Co., Inc.	55,440	1,588,910
Flowserve Corp.	64,832	2,728,131
Graco, Inc.	25,876	1,864,883
Hillenbrand, Inc.	27,709	821,018
IDEX Corp.	26,677	2,043,725
ITT Corp.	61,813	2,245,048
Kennametal, Inc.	14,719	282,605
Lincoln Electric Holdings, Inc.	20,646	1,071,321
Manitowoc Co., Inc. (The)	28,914	443,830
Middleby Corp. (The)*	13,404	1,445,890
Mueller Industries, Inc.	19,835	537,529
Nordson Corp.	27,594	1,770,155
Oshkosh Corp.	43,821	1,710,772
Proto Labs, Inc.*	4,951	315,329
Rexnord Corp.*	33,305	603,487
Terex Corp.	83,871	1,549,936
Timken Co. (The)	61,582	1,760,629
Toro Co. (The)	18,277	1,335,500
Trinity Industries, Inc.	206,845	4,968,417
Valmont Industries, Inc.	8,246	874,241
WABCO Holdings, Inc.*	18,221	1,863,279
Woodward, Inc.	26,681	1,324,978

Total Machinery		41,793,890

Marine - 0.4%
Kirby Corp.*	32,010	1,684,366
Matson, Inc.	17,807	759,113

Total Marine		2,443,479

Media - 4.8%
AMC Networks, Inc. Class A*	33,588	2,508,352
Cable One, Inc.	1,464	634,878
Cinemark Holdings, Inc.	45,281	1,513,744
Crown Media Holdings, Inc. Class A*	138,618	777,647
Discovery Communications, Inc. Class A*	188,756	5,036,010
Gannett Co., Inc.	79,725	1,298,720
John Wiley & Sons, Inc. Class A	29,025	1,306,996
Liberty Media Corp. Class A*	17,835	700,024
Meredith Corp.	18,372	794,589
New York Times Co. (The) Class A	33,983	456,052
Nexstar Broadcasting Group, Inc. Class A	10,453	613,591
Regal Entertainment Group Class A	57,823	1,091,120
Scripps Networks Interactive, Inc. Class A	76,809	4,240,625
Sinclair Broadcast Group, Inc. Class A	41,767	1,359,098
Starz Class A*	63,063	2,112,610
TEGNA, Inc.	255,305	6,515,384
Time, Inc.	88,734	1,390,462
Tribune Media Co. Class A	17,790	601,480

Total Media		32,951,382

Metals & Mining - 0.8%
Carpenter Technology Corp.	13,613	412,065
Compass Minerals International, Inc.	16,810	1,265,289
Reliance Steel & Aluminum Co.	41,668	2,412,994
Steel Dynamics, Inc.	33,531	599,199
Worthington Industries, Inc.	24,216	729,870

Total Metals & Mining		5,419,417

Multi-Utilities - 1.2%
Avista Corp.	25,792	912,263
Black Hills Corp.	4,743	220,218
MDU Resources Group, Inc.	80,198	1,469,227
NiSource, Inc.	93,396	1,822,156

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
NorthWestern Corp.	19,867	$1,077,785
TECO Energy, Inc.	60,873	1,622,265
Vectren Corp.	32,499	1,378,608

Total Multi-Utilities		8,502,522

Multiline Retail - 0.6%
Big Lots, Inc.	27,208	1,048,596
Burlington Stores, Inc.*	16,182	694,208
Dillard’s, Inc. Class A	32,838	2,157,785

Total Multiline Retail		3,900,589

Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp.*	512,881	11,180,806
Columbia Pipeline Group, Inc.	101,175	2,023,500
CVR Energy, Inc.	25,234	992,958
Delek U.S. Holdings, Inc.	25,274	621,740
Memorial Resource Development Corp.*	125,399	2,025,194
ONEOK, Inc.	117,662	2,901,545
Parsley Energy, Inc. Class A*	2,995	55,258
PDC Energy, Inc.*	1,523	81,298
Rice Energy, Inc.*	73,504	801,193
RSP Permian, Inc.*	25,729	627,530
SM Energy Co.	44,178	868,539
Targa Resources Corp.	14,304	387,066
Western Refining, Inc.	97,985	3,490,226
World Fuel Services Corp.	35,382	1,360,792
WPX Energy, Inc.*	129,247	741,878

Total Oil, Gas & Consumable Fuels		28,159,523

Paper & Forest Products - 0.1%
KapStone Paper and Packaging Corp.	40,122	906,356

Personal Products - 0.5%
Coty, Inc. Class A	93,460	2,395,380
Nu Skin Enterprises, Inc. Class A	29,863	1,131,509

Total Personal Products		3,526,889

Pharmaceuticals - 0.4%
Akorn, Inc.*	5,964	222,517
Catalent, Inc.*	68,015	1,702,415
Impax Laboratories, Inc.*	5,131	219,402
Pacira Pharmaceuticals, Inc.*	1,114	85,544
Prestige Brands Holdings, Inc.*	14,516	747,284

Total Pharmaceuticals		2,977,162

Professional Services - 0.5%
CEB, Inc.	11,726	719,859
Dun & Bradstreet Corp. (The)	16,191	1,682,731
Korn/Ferry International	19,622	651,058
On Assignment, Inc.*	12,004	539,580

Total Professional Services		3,593,228

Real Estate Investment Trusts (REITs) - 6.4%
Acadia Realty Trust	12,335	408,905
Alexander’s, Inc.	1,099	422,137
American Assets Trust, Inc.	5,635	216,102
American Campus Communities, Inc.	17,437	720,846
Apartment Investment & Management Co. Class A	32,803	1,313,104
Apple Hospitality REIT, Inc.	49,395	986,418
BioMed Realty Trust, Inc.	53,082	1,257,513
Brandywine Realty Trust	9,899	135,220
CBL & Associates Properties, Inc.	71,905	889,465
Columbia Property Trust, Inc.	22,825	535,931
Communications Sales & Leasing, Inc.	8,238	153,968
CoreSite Realty Corp.	2,199	124,727
Corporate Office Properties Trust	29,559	645,273
Corrections Corp. of America	48,907	1,295,546
Cousins Properties, Inc.	60,453	570,072
CubeSmart	8,057	246,705
DCT Industrial Trust, Inc.	13,608	508,531
DiamondRock Hospitality Co.	70,012	675,616
Douglas Emmett, Inc.	10,896	339,737
DuPont Fabros Technology, Inc.	14,144	449,638
EastGroup Properties, Inc.	5,316	295,623
Education Realty Trust, Inc.	4,391	166,331
Empire State Realty Trust, Inc. Class A	9,648	174,339
EPR Properties	18,389	1,074,837
Equity Lifestyle Properties, Inc.	12,142	809,507
Equity One, Inc.	13,381	363,294
First Industrial Realty Trust, Inc.	10,022	221,787
Gaming and Leisure Properties, Inc.	31,617	878,953
Geo Group, Inc. (The)	27,978	808,844
Gramercy Property Trust	10,704	82,635
Healthcare Realty Trust, Inc.	10,574	299,456
Healthcare Trust of America, Inc. Class A	9,784	263,874
Highwoods Properties, Inc.	14,031	611,752
Hospitality Properties Trust	50,012	1,307,814
Iron Mountain, Inc.	28,557	771,325
Kilroy Realty Corp.	19,764	1,250,666
Kite Realty Group Trust	3,316	85,984
Lamar Advertising Co. Class A	40,769	2,445,325
LaSalle Hotel Properties	28,358	713,487
Lexington Realty Trust	52,498	419,984
Liberty Property Trust	45,008	1,397,498
Medical Properties Trust, Inc.	49,445	569,112
National Health Investors, Inc.	11,973	728,797
National Retail Properties, Inc.	27,187	1,088,839
Omega Healthcare Investors, Inc.	39,862	1,394,373
Outfront Media, Inc.	20,565	448,934
Paramount Group, Inc.	14,244	257,816
Parkway Properties, Inc.	37,686	589,032
Pebblebrook Hotel Trust	12,320	345,206
Piedmont Office Realty Trust, Inc. Class A	17,912	338,179
Post Properties, Inc.	7,976	471,860
PS Business Parks, Inc.	9,326	815,372
QTS Realty Trust, Inc. Class A	2,767	124,819
Rayonier, Inc.	13,765	305,583
Regency Centers Corp.	17,026	1,159,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Retail Opportunity Investments Corp.	6,844	$122,508
Retail Properties of America, Inc. Class A	56,177	829,734
RLJ Lodging Trust	47,782	1,033,525
Ryman Hospitality Properties, Inc.	15,412	795,876
Select Income REIT	27,673	548,479
Senior Housing Properties Trust	69,728	1,034,764
Sovran Self Storage, Inc.	6,593	707,495
Spirit Realty Capital, Inc.	81,279	814,416
STORE Capital Corp.	19,799	459,337
Sun Communities, Inc.	2,946	201,889
Sunstone Hotel Investors, Inc.	43,340	541,317
Tanger Factory Outlet Centers, Inc.	19,239	629,115
Urban Edge Properties	10,210	239,424
Washington Real Estate Investment Trust	6,303	170,559
Weingarten Realty Investors	35,561	1,229,699
WP GLIMCHER, Inc.	17,831	189,187
Xenia Hotels & Resorts, Inc.	7,760	118,961

Total Real Estate Investment Trusts (REITs)		44,642,787

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	8,242	291,025
Howard Hughes Corp. (The)*	6,919	782,954
Kennedy-Wilson Holdings, Inc.	2,698	64,968
Realogy Holdings Corp.*	30,597	1,121,992
RMR Group, Inc. (The) Class A*	100	1,441

Total Real Estate Management & Development		2,262,380

Road & Rail - 1.6%
Avis Budget Group, Inc.*	65,557	2,379,063
Genesee & Wyoming, Inc. Class A*	32,320	1,735,261
Knight Transportation, Inc.	34,655	839,691
Landstar System, Inc.	19,111	1,120,860
Old Dominion Freight Line, Inc.*	37,429	2,210,931
Ryder System, Inc.	30,542	1,735,702
Werner Enterprises, Inc.	31,718	741,884

Total Road & Rail		10,763,392

Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp.	11,200	96,432
Cirrus Logic, Inc.*	22,718	670,863
Entegris, Inc.*	40,068	531,702
First Solar, Inc.*	75,937	5,011,083
Integrated Device Technology, Inc.*	41,354	1,089,678
Intersil Corp. Class A	29,678	378,691
Microsemi Corp.*	17,656	575,409
MKS Instruments, Inc.	26,193	942,948
Monolithic Power Systems, Inc.	3,785	241,142
ON Semiconductor Corp.*	114,274	1,119,885
PMC-Sierra, Inc.*	2,937	34,128
Silicon Laboratories, Inc.*	5,037	244,496
SunPower Corp.*	25,932	778,219
Synaptics, Inc.*	9,013	724,105
Teradyne, Inc.	78,610	1,624,869

Total Semiconductors & Semiconductor Equipment		14,063,650

Software - 1.0%
ACI Worldwide, Inc.*	24,422	522,631
Aspen Technology, Inc.*	23,619	891,853
Blackbaud, Inc.	2,966	195,341
Ellie Mae, Inc.*	2,520	151,780
Fair Isaac Corp.	7,138	672,257
Fortinet, Inc.*	4,515	140,732
Guidewire Software, Inc.*	1,406	84,585
Manhattan Associates, Inc.*	10,220	676,257
Mentor Graphics Corp.	65,413	1,204,907
Paycom Software, Inc.*	3,351	126,098
Pegasystems, Inc.	8,492	233,530
PTC, Inc.*	16,486	570,910
SolarWinds, Inc.*	11,281	664,451
Synchronoss Technologies, Inc.*	9,370	330,105
Tyler Technologies, Inc.*	3,033	528,713
Ultimate Software Group, Inc. (The)*	1,037	202,744
Verint Systems, Inc.*	1,021	41,412

Total Software		7,238,306

Specialty Retail - 4.3%
Aaron’s, Inc.	43,425	972,286
Abercrombie & Fitch Co. Class A	1,484	40,068
American Eagle Outfitters, Inc.	65,259	1,011,514
Asbury Automotive Group, Inc.*	14,481	976,599
Ascena Retail Group, Inc.*	42,709	420,684
Cabela’s, Inc.*	29,399	1,373,815
CST Brands, Inc.	40,156	1,571,706
Dick’s Sporting Goods, Inc.	71,442	2,525,475
DSW, Inc. Class A	50,786	1,211,754
GameStop Corp. Class A	99,528	2,790,765
GNC Holdings, Inc. Class A	53,923	1,672,691
Group 1 Automotive, Inc.	15,189	1,149,807
Lithia Motors, Inc. Class A	11,297	1,205,051
Mattress Firm Holding Corp.*	7,456	332,761
Michaels Cos., Inc. (The)*	105,693	2,336,872
Monro Muffler Brake, Inc.	6,744	446,588
Murphy USA, Inc.*	23,396	1,421,073
Penske Automotive Group, Inc.	54,432	2,304,651
Restoration Hardware Holdings, Inc.*	8,806	699,637
Sally Beauty Holdings, Inc.*	63,872	1,781,390
Urban Outfitters, Inc.*	74,869	1,703,270
Williams-Sonoma, Inc.	36,811	2,150,130

Total Specialty Retail		30,098,587

Technology Hardware, Storage & Peripherals - 0.1%
Diebold, Inc.	18,670	561,780
Electronics For Imaging, Inc.*	5,444	254,453

Total Technology Hardware, Storage & Peripherals		816,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2015

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	19,200	$1,709,376
Columbia Sportswear Co.	27,217	1,327,101
Fossil Group, Inc.*	59,481	2,174,625
G-III Apparel Group Ltd.*	17,803	787,961
Kate Spade & Co.*	34,502	613,100
Skechers U.S.A., Inc. Class A*	55,856	1,687,410
Steven Madden Ltd.*	26,196	791,643
Wolverine World Wide, Inc.	52,069	870,073

Total Textiles, Apparel & Luxury Goods		9,961,289

Thrifts & Mortgage Finance - 2.2%
Capitol Federal Financial, Inc.	36,294	455,853
EverBank Financial Corp.	41,698	666,334
MGIC Investment Corp.*	729,028	6,437,317
Radian Group, Inc.	457,559	6,126,715
TFS Financial Corp.	23,932	450,639
Washington Federal, Inc.	39,825	949,030

Total Thrifts & Mortgage Finance		15,085,888

Tobacco - 0.1%
Vector Group Ltd.	15,596	367,910

Trading Companies & Distributors - 1.5%
Air Lease Corp.	66,718	2,233,719
Beacon Roofing Supply, Inc.*	9,650	397,387
GATX Corp.	26,550	1,129,703
HD Supply Holdings, Inc.*	70,741	2,124,352
MSC Industrial Direct Co., Inc. Class A	28,672	1,613,373
Watsco, Inc.	9,403	1,101,373
WESCO International, Inc.*	40,972	1,789,657

Total Trading Companies & Distributors		10,389,564

Water Utilities - 0.2%
Aqua America, Inc.	55,938	1,666,952

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	8,628	223,379
United States Cellular Corp.*	9,688	395,367

Total Wireless Telecommunication Services		618,746

TOTAL COMMON STOCKS (Cost: $675,452,812)		689,870,526

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree MidCap Dividend Fund(a) (Cost: $2,421,556)	29,558	2,379,715

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $677,874,368)		692,250,241
Cash and Other Assets in Excess of Liabilities - 0.1%		1,005,507

NET ASSETS - 100.0%		$693,255,748

*	Non-income producing security.
(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.9%

Bahrain - 4.0%
Ahli United Bank BSC	1,286,992	$882,169
Al-Salam Bank-Bahrain BSC	299,490	74,771

Total Bahrain		956,940

Egypt - 6.6%
Amer Group Holding	419,210	24,093
Commercial International Bank Egypt SAE	79,565	387,051
Credit Agricole Egypt SAE	59,657	158,018
Egypt Kuwait Holding Co. SAE	145,860	75,847
Heliopolis Housing	8,925	56,844
Juhayna Food Industries	37,684	38,406
Oriental Weavers	55,978	56,478
Sidi Kerir Petrochemicals Co.	196,145	284,571
Talaat Moustafa Group	124,543	102,910
Telecom Egypt Co.	467,810	383,566

Total Egypt		1,567,784

Jordan - 1.5%
Arab Bank PLC	33,750	307,013
Jordan Petroleum Refinery Co.	9,421	56,469

Total Jordan		363,482

Kuwait - 22.8%
Agility Public Warehousing Co. KSC	241,374	381,808
Boubyan Bank KSCP	72,325	104,871
Burgan Bank SAK	229,998	291,808
Kuwait Finance House KSCP	362,572	645,210
Kuwait Food Co. Americana SAK	49,967	329,326
Kuwait Projects Co. Holding KSCP	197,770	378,008
Mabanee Co. SAK	41,834	129,589
Mobile Telecommunications Co. KSC	1,411,855	1,628,437
National Bank of Kuwait SAKP	570,651	1,504,435

Total Kuwait		5,393,492

Morocco - 11.3%
Attijariwafa Bank	18,919	644,679
Maroc Telecom	180,242	2,029,418

Total Morocco		2,674,097

Oman - 5.5%
Bank Muscat SAOG	375,066	459,762
Oman Telecommunications Co. SAOG	208,335	846,758

Total Oman		1,306,520

Qatar - 24.4%
Aamal Co.	45,446	174,557
Barwa Real Estate Co.	19,876	218,280
Commercial Bank QSC (The)	19,424	244,780
Doha Bank QSC	21,227	259,342
Ezdan Holding Group QSC	57,002	248,835
Gulf International Services OSC	15,940	225,382
Industries Qatar QSC	36,102	1,101,209
Masraf Al Rayan QSC	31,537	325,561
Mazaya Qatar Real Estate Development QSC	1,873	7,302
National Leasing	3,341	12,934
Ooredoo QSC	17,440	359,114
Qatar Electricity & Water Co. QSC	4,263	253,278
Qatar Gas Transport Co., Ltd.	29,919	191,804
Qatar Insurance Co. SAQ	4,358	98,113
Qatar International Islamic Bank QSC	8,798	155,317
Qatar Islamic Bank SAQ	9,017	264,150
Qatar National Bank SAQ	29,643	1,424,244
Qatari Investors Group QSC	2,005	20,753
Salam International Investment Ltd. QSC	7,447	24,167
United Development Co. QSC	18,868	107,490
Vodafone Qatar QSC	18,528	64,603

Total Qatar		5,781,215

United Arab Emirates - 23.8%
Abu Dhabi Commercial Bank PJSC	400,689	718,906
Agthia Group PJSC	12,850	26,833
Air Arabia PJSC	418,464	154,944
Al Waha Capital PJSC	318,701	187,420
Aldar Properties PJSC	398,216	251,528
Aramex PJSC	85,513	73,570
DAMAC Properties Dubai Co. PJSC	246,477	155,684
DP World Ltd.	13,056	265,037
Dubai Financial Market PJSC	440,439	147,492
Dubai Investments PJSC	255,608	140,574
Dubai Islamic Bank PJSC	324,567	546,100
Emaar Properties PJSC	216,217	334,951
First Gulf Bank PJSC	387,368	1,334,115
National Bank of Abu Dhabi PJSC	282,029	611,204
National Bank of Ras Al-Khaimah PSC (The)	171,300	291,485
National Central Cooling Co. PJSC	53,940	17,623
RAK Properties PJSC	239,439	35,854
Ras Al Khaimah Ceramics	115,305	109,560
Union National Bank PJSC	161,563	205,857
Union Properties PJSC	144,251	29,141

Total United Arab Emirates		5,637,878

TOTAL COMMON STOCKS (Cost: $25,774,849)		23,681,408

CONVERTIBLE BONDS - 0.1%
Oman - 0.1%
Bank Muscat SAOG
4.50%, 3/20/17	48,842	12,684
3.50%, 3/19/18	38,597	9,523

TOTAL CONVERTIBLE BONDS (Cost: $29,848)		22,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2015

Investments	Shares	Value
TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $25,804,697)		$23,703,615
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		6,808

NET ASSETS - 100.0%		$23,710,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/4/2016	AED	8,681	USD	2,359	$(4)
1/4/2016	KWD	1,163	USD	3,812	(19)
1/4/2016	OMR	1,810	USD	4,640	(60)
1/4/2016	QAR	16,910	USD	4,633	(10)

					$(93)

CURRENCY LEGEND

AED	United Arab Emirates dirham

KWD	South Korean won

OMR	Omani rial

QAR	Qatari riyal

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.0%

Greece - 0.3%

Energy Equipment & Services - 0.3%
Archrock, Inc.	454,894	$3,420,803

United States - 98.7%

Aerospace & Defense - 0.4%
AAR Corp.	39,653	1,042,477
American Science & Engineering, Inc.	28,476	1,178,337
Cubic Corp.	12,908	609,903
HEICO Corp.	6,206	337,358
HEICO Corp. Class A	10,603	521,668
National Presto Industries, Inc.	6,849	567,508
Triumph Group, Inc.	17,931	712,757

Total Aerospace & Defense		4,970,008

Air Freight & Logistics - 0.1%
Forward Air Corp.	27,963	1,202,689
Park-Ohio Holdings Corp.	14,022	515,729

Total Air Freight & Logistics		1,718,418

Airlines - 0.1%
SkyWest, Inc.	33,794	642,762

Auto Components - 1.0%
Cooper Tire & Rubber Co.	50,884	1,925,959
Dana Holding Corp.	214,505	2,960,169
Metaldyne Performance Group, Inc.	105,602	1,936,741
Spartan Motors, Inc.	78,660	244,633
Standard Motor Products, Inc.	28,586	1,087,697
Strattec Security Corp.	2,601	146,930
Superior Industries International, Inc.	85,906	1,582,389
Tower International, Inc.	24,225	692,108
Unique Fabricating, Inc.	34,279	423,003

Total Auto Components		10,999,629

Automobiles - 0.1%
Winnebago Industries, Inc.	41,887	833,551

Banks - 6.4%
1st Source Corp.	18,476	570,354
Access National Corp.	9,443	193,204
American National Bankshares, Inc.	11,004	281,812
Ameris Bancorp	5,917	201,119
Arrow Financial Corp.	14,009	380,625
Banc of California, Inc.	40,510	592,256
BancFirst Corp.	11,902	697,695
BancorpSouth, Inc.	47,515	1,139,885
Banner Corp.	15,593	715,095
Bar Harbor Bankshares	6,378	219,531
BBCN Bancorp, Inc.	64,737	1,114,771
BCB Bancorp, Inc.	17,571	182,738
Berkshire Hills Bancorp, Inc.	24,712	719,366
Blue Hills Bancorp, Inc.	4,319	66,124
Boston Private Financial Holdings, Inc.	83,397	945,722
Bridge Bancorp, Inc.	16,994	517,127
Bryn Mawr Bank Corp.	14,900	427,928
C&F Financial Corp.	3,457	134,823
Camden National Corp.	8,538	376,440
Capital Bank Financial Corp. Class A	10,491	335,502
Capital City Bank Group, Inc.	5,469	83,949
Cardinal Financial Corp.	18,771	427,040
Centerstate Banks, Inc.	8,520	133,338
Central Pacific Financial Corp.	26,513	583,816
Century Bancorp, Inc. Class A	1,210	52,587
Chemical Financial Corp.	35,717	1,224,022
City Holding Co.	16,999	775,834
CNB Financial Corp.	18,589	335,160
CoBiz Financial, Inc.	17,328	232,542
Columbia Banking System, Inc.	39,579	1,286,713
Community Bank System, Inc.	39,882	1,592,887
Community Trust Bancorp, Inc.	19,304	674,868
ConnectOne Bancorp, Inc.	15,161	283,359
CVB Financial Corp.	93,846	1,587,874
Enterprise Bancorp, Inc.	7,477	170,849
Enterprise Financial Services Corp.	7,006	198,620
Fidelity Southern Corp.	12,826	286,148
Financial Institutions, Inc.	12,620	353,360
First Bancorp	10,374	194,409
First Bancorp, Inc.	14,295	292,619
First Busey Corp.	28,010	577,846
First Business Financial Services, Inc.	5,467	136,730
First Commonwealth Financial Corp.	84,664	767,903
First Community Bancshares, Inc.	16,533	308,010
First Connecticut Bancorp, Inc.	7,841	136,512
First Financial Bancorp	64,878	1,172,345
First Financial Bankshares, Inc.	40,810	1,231,238
First Financial Corp.	11,060	375,708
First Guaranty Bancshares, Inc.	6,834	135,655
First Interstate BancSystem, Inc. Class A	18,219	529,626
First Merchants Corp.	20,242	514,552
First Midwest Bancorp, Inc.	46,865	863,722
Flushing Financial Corp.	27,354	591,941
FNB Corp.	195,803	2,612,012
Fulton Financial Corp.	146,958	1,911,924
German American Bancorp, Inc.	8,369	278,855
Glacier Bancorp, Inc.	68,184	1,808,922
Great Southern Bancorp, Inc.	7,961	360,315
Great Western Bancorp, Inc.	31,788	922,488
Guaranty Bancorp	15,735	260,257
Hancock Holding Co.	90,086	2,267,465
Hanmi Financial Corp.	18,584	440,812
Heartland Financial USA, Inc.	7,724	242,225
Heritage Commerce Corp.	29,942	358,106
Heritage Financial Corp.	21,860	411,842
Horizon Bancorp	8,372	234,081
Independent Bank Corp.	32,169	1,047,928
Independent Bank Group, Inc.	4,979	159,328
International Bancshares Corp.	45,648	1,173,154
Lakeland Bancorp, Inc.	34,281	404,173
Lakeland Financial Corp.	10,839	505,314
LegacyTexas Financial Group, Inc.	32,142	804,193
Macatawa Bank Corp.	17,888	108,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
MainSource Financial Group, Inc.	16,781	$383,949
Mercantile Bank Corp.	12,152	298,210
Merchants Bancshares, Inc.	6,999	220,399
Metro Bancorp, Inc.	3,916	122,884
MidSouth Bancorp, Inc.	9,949	90,337
MidWestOne Financial Group, Inc.	7,752	235,738
MutualFirst Financial, Inc.	4,712	117,423
National Bank Holdings Corp. Class A	8,912	190,449
National Penn Bancshares, Inc.	158,466	1,953,886
NBT Bancorp, Inc.	41,821	1,165,970
NewBridge Bancorp	5,755	70,096
Northrim BanCorp, Inc.	6,367	169,362
Old National Bancorp	123,031	1,668,300
Opus Bank	11,254	416,060
Pacific Continental Corp.	17,705	263,450
Park National Corp.	18,895	1,709,620
Park Sterling Corp.	24,458	179,033
Peapack Gladstone Financial Corp.	4,502	92,831
Penns Woods Bancorp, Inc.	6,224	264,271
Peoples Bancorp, Inc.	18,176	342,436
Peoples Financial Services Corp.	7,437	283,201
Pinnacle Financial Partners, Inc.	11,540	592,694
Preferred Bank	5,861	193,530
QCR Holdings, Inc.	1,533	37,237
Renasant Corp.	24,039	827,182
Republic Bancorp, Inc. Class A	17,792	469,887
S&T Bancorp, Inc.	26,315	811,028
Sandy Spring Bancorp, Inc.	26,492	714,224
ServisFirst Bancshares, Inc.	4,108	195,253
Shore Bancshares, Inc.	2,850	31,008
Sierra Bancorp	9,746	172,017
Simmons First National Corp. Class A	16,179	830,953
South State Corp.	10,704	770,153
Southern National Bancorp of Virginia, Inc.	9,144	119,421
Southside Bancshares, Inc.	28,297	679,694
Southwest Bancorp, Inc.	8,560	149,629
Sterling Bancorp	69,036	1,119,764
Stock Yards Bancorp, Inc.	12,126	458,242
Stonegate Bank	3,106	102,063
Suffolk Bancorp	4,712	133,585
Tompkins Financial Corp.	13,645	766,303
Towne Bank	36,579	763,404
Trico Bancshares	13,173	361,467
Trustmark Corp.	81,923	1,887,506
Union Bankshares Corp.	40,443	1,020,781
United Community Banks, Inc.	24,375	475,069
Univest Corp. of Pennsylvania	23,066	481,157
Washington Trust Bancorp, Inc.	18,439	728,709
WesBanco, Inc.	36,075	1,082,972
West Bancorp, Inc.	15,866	313,354
Westamerica Bancorp	27,221	1,272,582
Wilshire Bancorp, Inc.	50,484	583,090
Wintrust Financial Corp.	13,792	669,188
Yadkin Financial Corp.	15,395	387,492

Total Banks		73,674,058

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	3,232	589,872
MGP Ingredients, Inc.	3,712	96,327

Total Beverages		686,199

Biotechnology - 0.5%
PDL BioPharma, Inc.	1,704,759	6,034,847

Building Products - 0.7%
AAON, Inc.	43,057	999,784
Advanced Drainage Systems, Inc.	39,426	947,407
Apogee Enterprises, Inc.	22,969	999,381
Griffon Corp.	45,994	818,693
Insteel Industries, Inc.	9,714	203,217
Quanex Building Products Corp.	24,912	519,415
Simpson Manufacturing Co., Inc.	75,018	2,561,865
Universal Forest Products, Inc.	19,304	1,319,814

Total Building Products		8,369,576

Capital Markets - 1.6%
Arlington Asset Investment Corp. Class A	90,265	1,194,206
Artisan Partners Asset Management, Inc. Class A	83,661	3,016,816
BGC Partners, Inc. Class A	398,473	3,909,020
Calamos Asset Management, Inc. Class A	41,911	405,698
Cohen & Steers, Inc.	46,197	1,408,085
Evercore Partners, Inc. Class A	28,199	1,524,720
FBR & Co.	8,538	169,906
Financial Engines, Inc.	12,884	433,804
GAMCO Investors, Inc. Class A	1,118	34,703
Greenhill & Co., Inc.	62,404	1,785,378
Houlihan Lokey, Inc.	9,650	252,926
Investment Technology Group, Inc.	16,326	277,869
Manning & Napier, Inc.	35,519	301,556
Moelis & Co. Class A	26,251	766,004
Oppenheimer Holdings, Inc. Class A	11,375	197,697
Pzena Investment Management, Inc. Class A	6,666	57,328
Silvercrest Asset Management Group, Inc. Class A	9,086	108,033
Virtu Financial, Inc. Class A	46,734	1,058,058
Virtus Investment Partners, Inc.	3,798	446,113
Westwood Holdings Group, Inc.	11,509	599,504

Total Capital Markets		17,947,424

Chemicals - 2.5%
A. Schulman, Inc.	67,490	2,067,894
Axiall Corp.	236,325	3,639,405
Balchem Corp.	12,295	747,536
Calgon Carbon Corp.	50,594	872,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
Chase Corp.	11,928	$485,827
Chemours Co. (The)	316,019	1,693,862
FutureFuel Corp.	64,168	866,268
H.B. Fuller Co.	60,047	2,189,914
Hawkins, Inc.	18,082	646,793
Innophos Holdings, Inc.	102,004	2,956,076
Innospec, Inc.	21,736	1,180,482
KMG Chemicals, Inc.	4,760	109,575
Kronos Worldwide, Inc.	1,045,507	5,896,659
Minerals Technologies, Inc.	10,780	494,371
Quaker Chemical Corp.	17,851	1,379,168
Rayonier Advanced Materials, Inc.	106,811	1,045,680
Stepan Co.	28,158	1,399,171
Tredegar Corp.	82,085	1,117,998

Total Chemicals		28,789,426

Commercial Services & Supplies - 5.4%
ABM Industries, Inc.	105,169	2,994,161
Brady Corp. Class A	129,814	2,983,126
Brink’s Co. (The)	53,645	1,548,195
CECO Environmental Corp.	103,794	797,138
Covanta Holding Corp.	771,677	11,953,277
Ennis, Inc.	76,308	1,468,929
Essendant, Inc.	52,830	1,717,503
G&K Services, Inc. Class A	39,696	2,496,878
Herman Miller, Inc.	98,174	2,817,594
HNI Corp.	102,675	3,702,461
Interface, Inc.	57,774	1,105,794
Kimball International, Inc. Class B	64,094	626,198
Knoll, Inc.	96,125	1,807,150
Matthews International Corp. Class A	29,745	1,589,870
McGrath RentCorp	77,217	1,945,096
Mobile Mini, Inc.	88,673	2,760,391
MSA Safety, Inc.	91,931	3,996,241
Multi-Color Corp.	4,387	262,387
Quad/Graphics, Inc.	380,678	3,540,305
Steelcase, Inc. Class A	180,862	2,694,844
Tetra Tech, Inc.	58,461	1,521,155
U.S. Ecology, Inc.	34,581	1,260,132
UniFirst Corp.	1,982	206,524
Viad Corp.	21,358	602,936
West Corp.	269,388	5,810,699

Total Commercial Services & Supplies		62,208,984

Communications Equipment - 0.7%
ADTRAN, Inc.	89,304	1,537,815
Alliance Fiber Optic Products, Inc.*	14,740	223,458
Bel Fuse, Inc. Class B	13,033	225,341
Black Box Corp.	56,671	540,075
Comtech Telecommunications Corp.	81,645	1,640,248
InterDigital, Inc.	46,975	2,303,654
Plantronics, Inc.	34,112	1,617,591
TESSCO Technologies, Inc.	27,430	534,062

Total Communications Equipment		8,622,244

Construction & Engineering - 0.4%
Argan, Inc.	26,638	863,071
Comfort Systems USA, Inc.	25,366	720,902
Granite Construction, Inc.	41,537	1,782,353
Primoris Services Corp.	42,284	931,516

Total Construction & Engineering		4,297,842

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	4,194	230,502

Consumer Finance - 0.1%
Cash America International, Inc.	5,060	151,547
Nelnet, Inc. Class A	15,296	513,487

Total Consumer Finance		665,034

Containers & Packaging - 0.4%
Greif, Inc. Class A	104,064	3,206,212
Myers Industries, Inc.	94,055	1,252,812

Total Containers & Packaging		4,459,024

Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,078	1,153,551
Weyco Group, Inc.	26,752	715,884

Total Distributors		1,869,435

Diversified Consumer Services - 0.7%
Capella Education Co.	29,288	1,353,691
Carriage Services, Inc.	6,696	161,374
Collectors Universe, Inc.	66,990	1,038,345
DeVry Education Group, Inc.	80,682	2,042,062
Liberty Tax, Inc.	29,230	696,551
Sotheby’s	85,482	2,202,016
Universal Technical Institute, Inc.	39,399	183,599

Total Diversified Consumer Services		7,677,638

Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc.	2,501	48,019
Gain Capital Holdings, Inc.	42,967	348,462
Marlin Business Services Corp.	14,527	233,304
Resource America, Inc. Class A	35,538	217,848

Total Diversified Financial Services		847,633

Diversified Telecommunication Services - 1.9%
Atlantic Tele-Network, Inc.	22,226	1,738,740
Cogent Communications Holdings, Inc.	159,776	5,542,630
Consolidated Communications Holdings, Inc.	310,092	6,496,427
IDT Corp. Class B	115,382	1,345,354
Inteliquent, Inc.	91,768	1,630,717
Windstream Holdings, Inc.	823,106	5,300,803

Total Diversified Telecommunication Services		22,054,671

Electric Utilities - 2.8%
ALLETE, Inc.	167,429	8,510,416
El Paso Electric Co.	109,195	4,204,008
Empire District Electric Co. (The)	153,038	4,295,777
MGE Energy, Inc.	79,231	3,676,318
Otter Tail Corp.	150,282	4,002,010

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
PNM Resources, Inc.	184,446	$5,638,514
Unitil Corp.	47,006	1,686,575

Total Electric Utilities		32,013,618

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	3,827	100,191
AZZ, Inc.	23,388	1,299,671
Encore Wire Corp.	3,497	129,704
Franklin Electric Co., Inc.	50,586	1,367,339
General Cable Corp.	241,741	3,246,582
Hubbell, Inc.	12,039	1,216,420
LSI Industries, Inc.	29,267	356,765
Powell Industries, Inc.	37,594	978,572
Preformed Line Products Co.	8,148	343,031

Total Electrical Equipment		9,038,275

Electronic Equipment, Instruments & Components - 1.8%
AVX Corp.	470,550	5,712,477
Badger Meter, Inc.	16,407	961,286
CTS Corp.	23,635	416,921
Daktronics, Inc.	160,117	1,396,220
Dolby Laboratories, Inc. Class A	62,713	2,110,293
Electro Rent Corp.	104,122	957,922
Electro Scientific Industries, Inc.*	156,748	813,522
Littelfuse, Inc.	19,808	2,119,654
Mesa Laboratories, Inc.	1,776	176,712
Methode Electronics, Inc.	36,121	1,149,732
MTS Systems Corp.	24,284	1,539,849
Park Electrochemical Corp.	41,773	629,101
Vishay Intertechnology, Inc.	232,722	2,804,300

Total Electronic Equipment, Instruments & Components		20,787,989

Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.	123,212	1,260,459
Bristow Group, Inc.	153,482	3,975,184
CARBO Ceramics, Inc.	47,390	815,108
Gulf Island Fabrication, Inc.	52,926	553,606
Gulfmark Offshore, Inc. Class A*	306,492	1,431,318
Patterson-UTI Energy, Inc.	329,109	4,962,964
Superior Energy Services, Inc.	294,112	3,961,688
Tidewater, Inc.	526,687	3,665,741
U.S. Silica Holdings, Inc.	56,636	1,060,792

Total Energy Equipment & Services		21,686,860

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	45,478	1,438,469
Ingles Markets, Inc. Class A	16,339	720,223
Liberator Medical Holdings, Inc.	170,889	570,769
SpartanNash Co.	77,057	1,667,514
Village Super Market, Inc. Class A	31,794	837,772
Weis Markets, Inc.	64,793	2,870,330

Total Food & Staples Retailing		8,105,077

Food Products - 2.6%
Alico, Inc.	3,972	153,677
B&G Foods, Inc.	193,841	6,788,312
Cal-Maine Foods, Inc.	304,844	14,126,471
Calavo Growers, Inc.	22,319	1,093,631
Dean Foods Co.	123,823	2,123,564
J&J Snack Foods Corp.	19,307	2,252,548
Limoneira Co.	13,345	199,374
Sanderson Farms, Inc.	21,576	1,672,572
Tootsie Roll Industries, Inc.	36,655	1,157,931

Total Food Products		29,568,080

Gas Utilities - 2.2%
Chesapeake Utilities Corp.	27,775	1,576,232
Laclede Group, Inc. (The)	125,471	7,454,232
Northwest Natural Gas Co.	88,038	4,455,603
ONE Gas, Inc.	110,089	5,523,165
South Jersey Industries, Inc.	281,781	6,627,489

Total Gas Utilities		25,636,721

Health Care Equipment & Supplies - 0.7%
Abaxis, Inc.	16,018	891,882
Analogic Corp.	4,949	408,787
Atrion Corp.	1,365	520,338
CONMED Corp.	44,140	1,944,367
CryoLife, Inc.	27,383	295,189
Invacare Corp.	7,095	123,382
LeMaitre Vascular, Inc.	15,035	259,354
Meridian Bioscience, Inc.	139,826	2,869,229
Utah Medical Products, Inc.	5,620	328,995

Total Health Care Equipment & Supplies		7,641,523

Health Care Providers & Services - 1.2%
Aceto Corp.	23,632	637,591
Digirad Corp.	56,753	328,600
Ensign Group, Inc. (The)	26,858	607,797
Kindred Healthcare, Inc.	264,604	3,151,434
Landauer, Inc.	23,910	787,117
National Healthcare Corp.	30,670	1,892,339
National Research Corp. Class A	24,887	399,187
Owens & Minor, Inc.	147,739	5,315,649
U.S. Physical Therapy, Inc.	12,211	655,487

Total Health Care Providers & Services		13,775,201

Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	52,576	2,615,656
Quality Systems, Inc.	231,475	3,731,377

Total Health Care Technology		6,347,033

Hotels, Restaurants & Leisure - 3.5%
Bloomin’ Brands, Inc.	144,234	2,436,112
Bob Evans Farms, Inc.	62,359	2,422,647
Cheesecake Factory, Inc. (The)	70,719	3,260,853
ClubCorp Holdings, Inc.	160,331	2,929,247
DineEquity, Inc.	66,836	5,659,004
International Speedway Corp. Class A	16,045	541,037
Interval Leisure Group, Inc.	145,740	2,275,002
Marcus Corp. (The)	33,865	642,419
Marriott Vacations Worldwide Corp.	43,040	2,451,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
Papa John’s International, Inc.	39,941	$2,231,504
Peak Resorts, Inc.	67,603	406,294
Ruth’s Hospitality Group, Inc.	42,180	671,506
SeaWorld Entertainment, Inc.	348,994	6,871,692
Sonic Corp.	59,915	1,935,854
Speedway Motorsports, Inc.	100,723	2,086,981
Texas Roadhouse, Inc.	114,342	4,090,013

Total Hotels, Restaurants & Leisure		40,911,293

Household Durables - 1.0%
Bassett Furniture Industries, Inc.	13,009	326,266
CSS Industries, Inc.	19,544	554,659
Ethan Allen Interiors, Inc.	49,657	1,381,458
Flexsteel Industries, Inc.	9,893	437,073
Hooker Furniture Corp.	14,235	359,291
KB Home	59,574	734,547
La-Z-Boy, Inc.	67,656	1,652,159
Lennar Corp. Class B	10,334	415,220
Libbey, Inc.	34,043	725,797
Lifetime Brands, Inc.	15,087	200,054
MDC Holdings, Inc.	162,368	4,145,255
NACCO Industries, Inc. Class A	10,901	460,022

Total Household Durables		11,391,801

Household Products - 0.7%
Energizer Holdings, Inc.	150,814	5,136,725
Oil-Dri Corp. of America	9,757	359,350
Orchids Paper Products Co.	41,466	1,282,129
WD-40 Co.	18,376	1,812,792

Total Household Products		8,590,996

Independent Power and Renewable Electricity Producers - 2.2%
NRG Yield, Inc. Class A	208,711	2,903,170
NRG Yield, Inc. Class C	362,058	5,343,976
Ormat Technologies, Inc.	28,497	1,039,286
Pattern Energy Group, Inc.	483,766	10,115,547
TerraForm Global, Inc. Class A	1,035,726	5,789,708

Total Independent Power and Renewable Electricity Producers		25,191,687

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	99,817	1,557,145

Insurance - 1.3%
American Equity Investment Life Holding Co.	22,815	548,245
AMERISAFE, Inc.	7,117	362,255
Baldwin & Lyons, Inc. Class B	15,878	381,548
Crawford & Co. Class A	50,044	253,723
Crawford & Co. Class B	22,137	117,548
Donegal Group, Inc. Class A	27,377	385,468
EMC Insurance Group, Inc.	18,571	469,846
Employers Holdings, Inc.	8,876	242,315
FBL Financial Group, Inc. Class A	18,980	1,207,887
Federated National Holding Co.	3,548	104,879
Fidelity & Guaranty Life	17,862	453,159
HCI Group, Inc.	11,631	405,340
Horace Mann Educators Corp.	36,906	1,224,541
Independence Holding Co.	4,385	60,732
Infinity Property & Casualty Corp.	7,497	616,478
Investors Title Co.	431	41,721
Kemper Corp.	37,633	1,401,829
National General Holdings Corp.	18,151	396,781
National Interstate Corp.	11,331	302,538
National Western Life Group, Inc. Class A	147	37,035
Primerica, Inc.	19,322	912,578
Safety Insurance Group, Inc.	24,262	1,367,892
Selective Insurance Group, Inc.	31,922	1,071,941
State Auto Financial Corp.	23,454	482,918
State National Cos., Inc.	33,381	327,468
Stewart Information Services Corp.	2,363	88,211
United Fire Group, Inc.	17,781	681,190
Universal Insurance Holdings, Inc.	23,523	545,263

Total Insurance		14,491,329

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	79,549	1,721,440
PetMed Express, Inc.	72,993	1,251,100

Total Internet & Catalog Retail		2,972,540

Internet Software & Services - 0.2%
EarthLink Holdings Corp.	239,538	1,779,767
Marchex, Inc. Class B	58,504	227,581
Reis, Inc.	22,321	529,677

Total Internet Software & Services		2,537,025

IT Services - 1.3%
Cass Information Systems, Inc.	16,560	852,178
Computer Task Group, Inc.	55,186	365,331
Convergys Corp.	105,768	2,632,565
CSG Systems International, Inc.	55,715	2,004,626
Forrester Research, Inc.	33,250	946,960
Hackett Group, Inc. (The)	27,270	438,229
ManTech International Corp. Class A	54,556	1,649,773
Science Applications International Corp.	100,170	4,585,783
TeleTech Holdings, Inc.	52,500	1,465,275

Total IT Services		14,940,720

Leisure Products - 0.3%
Arctic Cat, Inc.	29,002	475,053
Callaway Golf Co.	30,111	283,646
Escalade, Inc.	39,866	528,224
Johnson Outdoors, Inc. Class A	10,768	235,711
Sturm Ruger & Co., Inc.	25,826	1,539,488

Total Leisure Products		3,062,122

Machinery - 4.5%
Actuant Corp. Class A	9,625	230,615
Alamo Group, Inc.	5,770	300,617
Albany International Corp. Class A	43,632	1,594,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
Altra Industrial Motion Corp.	48,598	$1,218,838
American Railcar Industries, Inc.	53,574	2,479,405
Astec Industries, Inc.	19,193	781,155
Barnes Group, Inc.	60,947	2,156,914
Briggs & Stratton Corp.	108,322	1,873,971
CIRCOR International, Inc.	4,507	189,970
Columbus McKinnon Corp.	13,816	261,122
Douglas Dynamics, Inc.	74,921	1,578,585
Dynamic Materials Corp.	27,366	191,288
Eastern Co. (The)	13,239	248,231
EnPro Industries, Inc.	32,233	1,413,095
ESCO Technologies, Inc.	17,885	646,364
Federal Signal Corp.	92,732	1,469,802
FreightCar America, Inc.	17,249	335,148
Global Brass & Copper Holdings, Inc.	12,394	263,992
Gorman-Rupp Co. (The)	32,532	869,580
Graham Corp.	15,492	260,575
Greenbrier Cos., Inc. (The)	64,725	2,111,329
Hardinge, Inc.	11,328	105,577
Harsco Corp.	159,818	1,259,366
Hillenbrand, Inc.	143,334	4,246,986
Hurco Cos., Inc.	6,692	177,740
Hyster-Yale Materials Handling, Inc.	22,042	1,156,103
John Bean Technologies Corp.	18,361	914,929
Joy Global, Inc.	543,883	6,858,365
Kadant, Inc.	14,533	590,185
Kennametal, Inc.	205,244	3,940,685
L.B. Foster Co. Class A	12,093	165,190
Lindsay Corp.	15,312	1,108,589
Manitowoc Co., Inc. (The)	60,379	926,818
Miller Industries, Inc.	28,432	619,249
Mueller Industries, Inc.	50,435	1,366,789
Mueller Water Products, Inc. Class A	120,622	1,037,349
NN, Inc.	37,494	597,654
Standex International Corp.	7,172	596,352
Sun Hydraulics Corp.	25,083	795,884
Supreme Industries, Inc. Class A	19,413	132,979
Tennant Co.	19,993	1,124,806
Terex Corp.	113,758	2,102,248
Titan International, Inc.	21,829	86,006
Twin Disc, Inc.	32,290	339,691
Watts Water Technologies, Inc. Class A	29,598	1,470,133

Total Machinery		52,195,019

Marine - 0.2%
Matson, Inc.	58,179	2,480,171

Media - 5.2%
A.H. Belo Corp. Class A	96,436	482,180
AMC Entertainment Holdings, Inc. Class A	61,152	1,467,648
Entravision Communications Corp. Class A	68,239	526,123
Gannett Co., Inc.	356,449	5,806,554
Harte-Hanks, Inc.	522,301	1,692,255
John Wiley & Sons, Inc. Class A	107,189	4,826,721
Journal Media Group, Inc.	39,632	476,377
Meredith Corp.	127,387	5,509,488
National CineMedia, Inc.	295,869	4,648,102
New Media Investment Group, Inc.	259,032	5,040,763
New York Times Co. (The) Class A	159,263	2,137,309
Nexstar Broadcasting Group, Inc. Class A	34,505	2,025,443
Regal Entertainment Group Class A	523,235	9,873,444
Saga Communications, Inc. Class A	9,178	352,894
Salem Media Group, Inc. Class A	60,575	301,664
Scholastic Corp.	39,274	1,514,405
Sinclair Broadcast Group, Inc. Class A	117,240	3,814,990
Time, Inc.	433,033	6,785,627
Tribune Publishing Co.	170,594	1,572,877
World Wrestling Entertainment, Inc. Class A	85,945	1,533,259

Total Media		60,388,123

Metals & Mining - 3.0%
Allegheny Technologies, Inc.	500,792	5,633,910
Ampco-Pittsburgh Corp.	53,698	550,941
Carpenter Technology Corp.	92,536	2,801,065
Commercial Metals Co.	322,797	4,419,091
Gold Resource Corp.	241,806	401,398
Haynes International, Inc.	26,161	959,847
Hecla Mining Co.	157,196	297,100
Kaiser Aluminum Corp.	28,099	2,350,762
Materion Corp.	22,566	631,848
Olympic Steel, Inc.	8,546	98,963
Royal Gold, Inc.	131,007	4,777,825
Schnitzer Steel Industries, Inc. Class A	110,250	1,584,293
SunCoke Energy, Inc.	801,687	2,781,854
United States Steel Corp.	293,174	2,339,529
Worthington Industries, Inc.	145,515	4,385,822

Total Metals & Mining		34,014,248

Multi-Utilities - 1.3%
Avista Corp.	202,500	7,162,425
Black Hills Corp.	164,859	7,654,403

Total Multi-Utilities		14,816,828

Multiline Retail - 0.3%
Big Lots, Inc.	81,100	3,125,594
Fred’s, Inc. Class A	47,215	772,910

Total Multiline Retail		3,898,504

Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy, Inc.	8,022	308,045
Alon USA Energy, Inc.	224,377	3,329,754
CONSOL Energy, Inc.	106,328	839,991
Delek U.S. Holdings, Inc.	123,207	3,030,892
Evolution Petroleum Corp.	102,968	495,276
Green Plains, Inc.	71,693	1,641,770
Panhandle Oil and Gas, Inc. Class A	14,725	237,956
SemGroup Corp. Class A	243,563	7,029,228
SM Energy Co.	24,483	481,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
Targa Resources Corp.	592,264	$16,026,664

Total Oil, Gas & Consumable Fuels		33,420,912

Paper & Forest Products - 1.0%
Deltic Timber Corp.	6,736	396,548
KapStone Paper and Packaging Corp.	135,210	3,054,394
Neenah Paper, Inc.	29,478	1,840,312
PH Glatfelter Co.	103,594	1,910,273
Schweitzer-Mauduit International, Inc.	99,942	4,196,565
Wausau Paper Corp.	48,026	491,306

Total Paper & Forest Products		11,889,398

Personal Products - 0.9%
Coty, Inc. Class A	65,490	1,678,509
Inter Parfums, Inc.	53,433	1,272,774
Nu Skin Enterprises, Inc. Class A	186,941	7,083,194

Total Personal Products		10,034,477

Pharmaceuticals - 1.0%
Phibro Animal Health Corp. Class A	18,521	558,038
Theravance, Inc.(a)	1,025,212	10,805,734

Total Pharmaceuticals		11,363,772

Professional Services - 1.3%
Acacia Research Corp.	360,584	1,546,905
Barrett Business Services, Inc.	11,865	516,602
CDI Corp.	122,512	828,181
CEB, Inc.	64,033	3,930,986
Exponent, Inc.	25,297	1,263,585
Heidrick & Struggles International, Inc.	29,006	789,543
Insperity, Inc.	38,366	1,847,323
Kelly Services, Inc. Class A	37,037	598,148
Kforce, Inc.	47,691	1,205,628
Korn/Ferry International	48,315	1,603,092
Resources Connection, Inc.	73,465	1,200,418
VSE Corp.	3,271	203,391

Total Professional Services		15,533,802

Real Estate Investment Trusts (REITs) - 14.2%
Acadia Realty Trust	64,630	2,142,485
Agree Realty Corp.	32,360	1,099,916
Alexander’s, Inc.	5,693	2,186,738
American Assets Trust, Inc.	35,996	1,380,447
American Residential Properties, Inc.	21,667	409,506
Armada Hoffler Properties, Inc.	51,906	543,975
Ashford Hospitality Prime, Inc.	25,644	371,838
Ashford Hospitality Trust, Inc.	227,172	1,433,455
Bluerock Residential Growth REIT, Inc.	62,308	738,350
Brandywine Realty Trust	252,077	3,443,372
CareTrust REIT, Inc.	86,433	946,441
CatchMark Timber Trust, Inc. Class A	53,715	607,517
CBL & Associates Properties, Inc.	443,740	5,489,064
Cedar Realty Trust, Inc.	73,852	522,872
Chatham Lodging Trust	66,440	1,360,691
Chesapeake Lodging Trust	111,675	2,809,743
Community Healthcare Trust, Inc.	18,873	347,829
CorEnergy Infrastructure Trust, Inc.	65,047	965,298
CoreSite Realty Corp.	28,334	1,607,105
Corporate Office Properties Trust	145,588	3,178,186
Cousins Properties, Inc.	231,476	2,182,819
CyrusOne, Inc.	71,103	2,662,807
DiamondRock Hospitality Co.	295,518	2,851,749
DuPont Fabros Technology, Inc.	106,399	3,382,424
Easterly Government Properties, Inc.	35,099	603,001
EastGroup Properties, Inc.	43,619	2,425,653
Education Realty Trust, Inc.	70,672	2,677,055
Empire State Realty Trust, Inc. Class A	70,076	1,266,273
FelCor Lodging Trust, Inc.	98,818	721,371
First Industrial Realty Trust, Inc.	79,036	1,749,067
First Potomac Realty Trust	95,619	1,090,057
Franklin Street Properties Corp.	238,618	2,469,696
Geo Group, Inc. (The)	209,752	6,063,930
Getty Realty Corp.	58,889	1,009,946
Gladstone Commercial Corp.	71,351	1,041,011
Global Net Lease, Inc.	422,815	3,361,379
Government Properties Income Trust	234,837	3,726,863
Gramercy Property Trust	273,411	2,110,733
Hersha Hospitality Trust	69,861	1,520,175
Independence Realty Trust, Inc.	141,311	1,061,246
InfraREIT, Inc.	60,198	1,113,663
Inland Real Estate Corp.	172,074	1,827,426
Investors Real Estate Trust	278,507	1,935,624
Kite Realty Group Trust	107,785	2,794,865
Lexington Realty Trust	604,266	4,834,128
LTC Properties, Inc.	55,887	2,410,965
Mack-Cali Realty Corp.	74,203	1,732,640
Monmouth Real Estate Investment Corp. Class A	119,546	1,250,451
Monogram Residential Trust, Inc.	157,797	1,540,099
National Health Investors, Inc.	64,750	3,941,333
National Storage Affiliates Trust	34,582	592,390
New Senior Investment Group, Inc.	299,833	2,956,353
New York REIT, Inc.	199,161	2,290,352
NexPoint Residential Trust, Inc.	43,233	565,920
One Liberty Properties, Inc.	36,445	782,110
Parkway Properties, Inc.	161,370	2,522,213
Pebblebrook Hotel Trust	93,879	2,630,490
Pennsylvania Real Estate Investment Trust	85,381	1,867,283
Physicians Realty Trust	150,761	2,541,830
Potlatch Corp.	60,270	1,822,565
Preferred Apartment Communities, Inc. Class A	44,354	580,150
PS Business Parks, Inc.	23,117	2,021,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
QTS Realty Trust, Inc. Class A	38,361	$1,730,465
Ramco-Gershenson Properties Trust	124,397	2,066,234
Retail Opportunity Investments Corp.	117,139	2,096,788
Rexford Industrial Realty, Inc.	57,523	941,076
Rouse Properties, Inc.	88,271	1,285,226
Sabra Health Care REIT, Inc.	162,407	3,285,494
Saul Centers, Inc.	21,010	1,077,183
Select Income REIT	283,264	5,614,293
Silver Bay Realty Trust Corp.	33,888	530,686
STAG Industrial, Inc.	155,716	2,872,960
Starwood Waypoint Residential Trust	40,163	909,290
Summit Hotel Properties, Inc.	102,356	1,223,154
Terreno Realty Corp.	43,141	975,849
Tier REIT, Inc.	69,501	1,025,140
UMH Properties, Inc.	62,635	633,866
Universal Health Realty Income Trust	20,891	1,044,759
Urban Edge Properties	108,026	2,533,210
Urstadt Biddle Properties, Inc. Class A	40,906	787,031
Washington Real Estate Investment Trust	92,487	2,502,698
Whitestone REIT	82,503	990,861
WP GLIMCHER, Inc.	540,933	5,739,299
Xenia Hotels & Resorts, Inc.	201,192	3,084,273

Total Real Estate Investment Trusts (REITs)		163,065,887

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	10,061	355,254
Consolidated-Tomoka Land Co.	411	21,664
Farmland Partners, Inc.	17,223	188,936
Griffin Industrial Realty, Inc.	2,210	57,659
RE/MAX Holdings, Inc. Class A	6,624	247,075
RMR Group, Inc. (The) Class A*	100	1,441

Total Real Estate Management & Development		872,029

Road & Rail - 0.5%
ArcBest Corp.	32,205	688,865
Celadon Group, Inc.	17,389	171,977
Heartland Express, Inc.	32,697	556,503
Knight Transportation, Inc.	67,301	1,630,703
Marten Transport Ltd.	16,213	286,970
Universal Truckload Services, Inc.	49,236	691,274
Werner Enterprises, Inc.	57,061	1,334,657

Total Road & Rail		5,360,949

Semiconductors & Semiconductor Equipment - 1.3%
Brooks Automation, Inc.	200,050	2,136,534
Cohu, Inc.	40,113	484,164
Intersil Corp. Class A	398,666	5,086,978
IXYS Corp.	35,132	443,717
MKS Instruments, Inc.	82,622	2,974,392
Power Integrations, Inc.	23,306	1,133,371
Tessera Technologies, Inc.	105,112	3,154,411

Total Semiconductors & Semiconductor Equipment		15,413,567

Software - 0.6%
American Software, Inc. Class A	83,021	845,154
Ebix, Inc.	26,049	854,147
Epiq Systems, Inc.	76,710	1,002,600
Mentor Graphics Corp.	122,939	2,264,536
Monotype Imaging Holdings, Inc.	51,434	1,215,900
Pegasystems, Inc.	28,118	773,245
QAD, Inc. Class A	17,420	357,458

Total Software		7,313,040

Specialty Retail - 4.9%
Aaron’s, Inc.	26,578	595,082
Abercrombie & Fitch Co. Class A	170,108	4,592,916
Barnes & Noble, Inc.	415,792	3,621,548
Big 5 Sporting Goods Corp.	78,680	786,013
Buckle, Inc. (The)	115,696	3,561,123
Caleres, Inc.	35,440	950,501
Cato Corp. (The) Class A	68,823	2,534,063
Chico’s FAS, Inc.	309,297	3,300,199
Children’s Place, Inc. (The)	18,370	1,014,024
Citi Trends, Inc.	14,665	311,631
DSW, Inc. Class A	223,475	5,332,114
Finish Line, Inc. (The) Class A	82,177	1,485,760
GNC Holdings, Inc. Class A	158,242	4,908,667
Group 1 Automotive, Inc.	22,160	1,677,512
Guess?, Inc.	323,241	6,102,790
Haverty Furniture Cos., Inc.	29,722	637,240
Men’s Wearhouse, Inc. (The)	194,171	2,850,430
Monro Muffler Brake, Inc.	22,630	1,498,559
Outerwall, Inc.	41,476	1,515,533
Pier 1 Imports, Inc.	339,233	1,726,696
Rent-A-Center, Inc.	272,308	4,076,451
Shoe Carnival, Inc.	18,591	431,311
Sonic Automotive, Inc. Class A	19,799	450,625
Stage Stores, Inc.	200,346	1,825,152
Stein Mart, Inc.	158,384	1,065,924
Winmark Corp.	1,037	96,451

Total Specialty Retail		56,948,315

Technology Hardware, Storage & Peripherals - 1.1%
Diebold, Inc.	194,151	5,842,004
Lexmark International, Inc. Class A	227,039	7,367,415

Total Technology Hardware, Storage & Peripherals		13,209,419

Textiles, Apparel & Luxury Goods - 0.4%
Culp, Inc.	9,338	237,839
Movado Group, Inc.	22,555	579,889
Oxford Industries, Inc.	22,263	1,420,825
Superior Uniform Group, Inc.	22,723	385,836
Wolverine World Wide, Inc.	116,659	1,949,372

Total Textiles, Apparel & Luxury Goods		4,573,761

Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	30,789	488,006
Bank Mutual Corp.	35,205	274,599
BankFinancial Corp.	9,225	116,512
Brookline Bancorp, Inc.	67,891	780,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2015

Investments	Shares	Value
Cape Bancorp, Inc.	13,816	$171,733
Capitol Federal Financial, Inc.	114,014	1,432,016
Clifton Bancorp, Inc.	13,730	196,888
Dime Community Bancshares, Inc.	36,383	636,339
EverBank Financial Corp.	55,738	890,693
Federal Agricultural Mortgage Corp. Class C	5,203	164,259
First Defiance Financial Corp.	5,690	214,968
First Financial Northwest, Inc.	7,539	105,244
Fox Chase Bancorp, Inc.	9,900	200,871
Hingham Institution for Savings	615	73,677
Home Bancorp, Inc.	2,704	70,250
Meridian Bancorp, Inc.	14,318	201,884
Meta Financial Group, Inc.	2,911	133,702
Northfield Bancorp, Inc.	26,363	419,699
Northwest Bancshares, Inc.	131,581	1,761,870
OceanFirst Financial Corp.	14,200	284,426
Oritani Financial Corp.	60,416	996,864
Provident Financial Holdings, Inc.	6,740	127,319
Provident Financial Services, Inc.	68,243	1,375,096
Prudential Bancorp, Inc.	2,027	30,729
Pulaski Financial Corp.	9,314	148,651
Riverview Bancorp, Inc.	9,369	43,941
SI Financial Group, Inc.	4,533	61,875
Territorial Bancorp, Inc.	7,340	203,612
TrustCo Bank Corp.	128,800	790,832
United Community Financial Corp.	25,235	148,886
United Financial Bancorp, Inc.	55,850	719,348
Washington Federal, Inc.	63,277	1,507,891
Waterstone Financial, Inc.	13,148	185,387
Westfield Financial, Inc.	8,632	72,509
WSFS Financial Corp.	6,760	218,754

Total Thrifts & Mortgage Finance		15,250,076

Tobacco - 0.4%
Universal Corp.	74,260	4,164,501

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	88,249	3,573,202
GATX Corp.	129,424	5,506,991
H&E Equipment Services, Inc.	198,067	3,462,211
Houston Wire & Cable Co.	59,872	316,124
Kaman Corp.	39,645	1,617,912
TAL International Group, Inc.*	304,575	4,842,743

Total Trading Companies & Distributors		19,319,183

Water Utilities - 0.9%
American States Water Co.	67,793	2,843,916
Artesian Resources Corp. Class A	23,594	653,554
California Water Service Group	119,024	2,769,688
Connecticut Water Service, Inc.	27,764	1,055,310
Middlesex Water Co.	44,069	1,169,591
SJW Corp.	46,981	1,392,987
York Water Co. (The)	27,988	698,021

Total Water Utilities		10,583,067

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	21,653	932,161
Spok Holdings, Inc.	50,796	930,583

Total Wireless Telecommunication Services		1,862,744

Total United States		1,135,817,732

TOTAL COMMON STOCKS (Cost: $1,155,891,019)		1,139,238,535

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree MidCap Dividend Fund(b) (Cost: $8,215,075)	103,869	8,362,493

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $3,378,958)(d)	3,378,958	3,378,958

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,167,485,052)		1,150,979,986

Liabilities in Excess of Cash and Other Assets - (0.0)%		(286,547)

NET ASSETS - 100.0%		$1,150,693,439

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $3,237,656 and the total market value of the collateral held by the Fund was $3,378,958.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Puerto Rico - 0.9%

Banks - 0.7%
First BanCorp*	852,450	$2,770,462

IT Services - 0.2%
EVERTEC, Inc.	39,461	660,577

Total Puerto Rico		3,431,039

United States - 98.7%

Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc.*	19,716	308,753
American Science & Engineering, Inc.	708	29,297
Astronics Corp.*	19,496	793,682
Cubic Corp.	7,416	350,406
DigitalGlobe, Inc.*	12,911	202,186
Engility Holdings, Inc.	2,036	66,129
HEICO Corp.	25,713	1,397,759
KLX, Inc.*	7,376	227,107
National Presto Industries, Inc.	4,650	385,299
Sparton Corp.*	7,722	154,363
Taser International, Inc.*	11,764	203,400
Vectrus, Inc.*	13,426	280,469

Total Aerospace & Defense		4,398,850

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.*	34,070	343,426
Atlas Air Worldwide Holdings, Inc.*	22,912	947,182
Echo Global Logistics, Inc.*	5,773	117,711
Forward Air Corp.	11,357	488,465
Hub Group, Inc. Class A*	18,865	621,602
Park-Ohio Holdings Corp.	12,066	443,787
Radiant Logistics, Inc.*	7,527	25,818

Total Air Freight & Logistics		2,987,991

Airlines - 0.6%
Republic Airways Holdings, Inc.*	62,755	246,627
SkyWest, Inc.	25,191	479,133
Virgin America, Inc.*	43,881	1,580,155

Total Airlines		2,305,915

Auto Components - 1.5%
Cooper-Standard Holding, Inc.*	8,452	655,791
Dorman Products, Inc.*	19,539	927,516
Drew Industries, Inc.	12,239	745,233
Fox Factory Holding Corp.*	12,879	212,890
Metaldyne Performance Group, Inc.	67,395	1,236,024
Motorcar Parts of America, Inc.*	3,353	113,365
Shiloh Industries, Inc.*	20,056	105,094
Standard Motor Products, Inc.	13,756	523,416
Stoneridge, Inc.*	10,115	149,702
Strattec Security Corp.	2,525	142,637
Superior Industries International, Inc.	10,346	190,573
Tower International, Inc.	14,320	409,122

Total Auto Components		5,411,363

Automobiles - 0.1%
Winnebago Industries, Inc.	19,967	397,343

Banks - 10.3%
1st Source Corp.	15,886	490,401
Access National Corp.	6,178	126,402
American National Bankshares, Inc.	4,735	121,263
Ameris Bancorp	9,569	325,250
Arrow Financial Corp.	7,299	198,314
Banc of California, Inc.	23,003	336,304
BancFirst Corp.	9,722	569,904
Bar Harbor Bankshares	3,786	130,314
BBCN Bancorp, Inc.	46,616	802,728
Berkshire Hills Bancorp, Inc.	13,151	382,826
Blue Hills Bancorp, Inc.	4,084	62,526
Boston Private Financial Holdings, Inc.	40,374	457,841
Bridge Bancorp, Inc.	4,729	143,903
Bryn Mawr Bank Corp.	8,674	249,117
C1 Financial, Inc.*	4,953	119,912
Camden National Corp.	4,881	215,203
Capital Bank Financial Corp. Class A	14,460	462,431
Capital City Bank Group, Inc.	4,824	74,048
Cardinal Financial Corp.	17,415	396,191
Centerstate Banks, Inc.	20,429	319,714
Central Pacific Financial Corp.	20,465	450,639
Chemical Financial Corp.	18,806	644,482
City Holding Co.	8,853	404,051
CNB Financial Corp.	11,542	208,102
CoBiz Financial, Inc.	18,577	249,303
Community Trust Bancorp, Inc.	11,081	387,392
ConnectOne Bancorp, Inc.	18,283	341,709
Customers Bancorp, Inc.*	16,717	455,037
Enterprise Financial Services Corp.	10,332	292,912
Farmers Capital Bank Corp.*	4,774	129,423
FCB Financial Holdings, Inc. Class A*	8,436	301,924
Fidelity Southern Corp.	15,525	346,363
Financial Institutions, Inc.	8,511	238,308
First Bancorp	12,163	227,935
First Bancorp, Inc.	6,632	135,757
First Busey Corp.	14,674	302,725
First Business Financial Services, Inc.	5,892	147,359
First Commonwealth Financial Corp.	43,703	396,386
First Community Bancshares, Inc.	10,530	196,174
First Connecticut Bancorp, Inc.	6,634	115,498
First Financial Bancorp	33,102	598,153
First Financial Corp.	8,443	286,809
First Interstate BancSystem, Inc. Class A	25,233	733,523
First Merchants Corp.	20,316	516,433
First Midwest Bancorp, Inc.	36,479	672,308
First NBC Bank Holding Co.*	15,184	567,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Flushing Financial Corp.	16,898	$365,673
Franklin Financial Network, Inc.*	4,011	125,865
German American Bancorp, Inc.	7,796	259,763
Great Southern Bancorp, Inc.	8,393	379,867
Great Western Bancorp, Inc.	31,450	912,679
Green Bancorp, Inc.*	11,035	115,647
Guaranty Bancorp	9,405	155,559
Hanmi Financial Corp.	17,746	420,935
Heartland Financial USA, Inc.	14,825	464,912
Heritage Commerce Corp.	10,442	124,886
Heritage Financial Corp.	16,163	304,511
HomeTrust Bancshares, Inc.*	3,690	74,722
Horizon Bancorp	6,423	179,587
Independent Bank Corp.	21,719	684,107
Independent Bank Group, Inc.	9,391	300,512
Lakeland Bancorp, Inc.	23,400	275,886
Lakeland Financial Corp.	8,085	376,923
LegacyTexas Financial Group, Inc.	19,777	494,821
MainSource Financial Group, Inc.	12,940	296,067
Mercantile Bank Corp.	9,316	228,615
Metro Bancorp, Inc.	5,621	176,387
MidSouth Bancorp, Inc.	10,446	94,850
MidWestOne Financial Group, Inc.	5,942	180,696
National Bank Holdings Corp. Class A	1,619	34,598
National Commerce Corp.*	2,220	55,611
NBT Bancorp, Inc.	22,460	626,185
NewBridge Bancorp	14,060	171,251
Northrim BanCorp, Inc.	6,071	161,489
OFG Bancorp	7,262	53,158
Old National Bancorp	71,203	965,513
Old Second Bancorp, Inc.*	12,653	99,200
Opus Bank	11,415	422,013
Pacific Continental Corp.	9,642	143,473
Pacific Premier Bancorp, Inc.*	8,807	187,149
Park National Corp.	7,477	676,519
Park Sterling Corp.	18,765	137,360
Peapack Gladstone Financial Corp.	7,871	162,300
Penns Woods Bancorp, Inc.	2,494	105,895
Peoples Bancorp, Inc.	6,836	128,790
Peoples Financial Services Corp.	4,154	158,184
Preferred Bank	7,351	242,730
QCR Holdings, Inc.	4,791	116,373
Renasant Corp.	15,363	528,641
Republic Bancorp, Inc. Class A	11,127	293,864
S&T Bancorp, Inc.	17,944	553,034
Sandy Spring Bancorp, Inc.	13,482	363,475
Seacoast Banking Corp. of Florida*	7,876	117,982
ServisFirst Bancshares, Inc.	10,841	515,273
Sierra Bancorp	7,673	135,428
Southside Bancshares, Inc.	9,723	233,546
Southwest Bancorp, Inc.	9,115	159,330
Stock Yards Bancorp, Inc.	8,316	314,262
Stonegate Bank	6,021	197,850
Suffolk Bancorp	5,527	156,690
Tompkins Financial Corp.	8,013	450,010
Towne Bank	23,425	488,880
Trico Bancshares	11,747	322,338
Tristate Capital Holdings, Inc.*	14,348	200,729
Triumph Bancorp, Inc.*	13,187	217,585
Trustmark Corp.	43,201	995,351
Union Bankshares Corp.	21,327	538,293
United Community Banks, Inc.	32,063	624,908
Univest Corp. of Pennsylvania	10,473	218,467
Veritex Holdings, Inc.*	3,958	64,159
Washington Trust Bancorp, Inc.	9,783	386,624
WesBanco, Inc.	20,810	624,716
West Bancorp, Inc.	9,074	179,211
Westamerica Bancorp	11,206	523,880
Wilshire Bancorp, Inc.	47,718	551,143
Yadkin Financial Corp.	15,942	401,260

Total Banks		37,329,217

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	3,311	604,291
Craft Brew Alliance, Inc.*	2,395	20,046
MGP Ingredients, Inc.	8,545	221,743

Total Beverages		846,080

Biotechnology - 2.4%
Acorda Therapeutics, Inc.*	728	31,144
AMAG Pharmaceuticals, Inc.*	64,649	1,951,753
Array BioPharma, Inc.*	5,435	22,936
BioSpecifics Technologies Corp.*	2,080	89,378
Concert Pharmaceuticals, Inc.*	7,234	137,229
Emergent Biosolutions, Inc.*	16,626	665,206
Enanta Pharmaceuticals, Inc.*	22,739	750,842
NewLink Genetics Corp.*	33,398	1,215,353
Osiris Therapeutics, Inc.	2,809	29,157
PDL BioPharma, Inc.	810,108	2,867,782
Repligen Corp.*	4,068	115,084
Retrophin, Inc.*	45,704	881,630

Total Biotechnology		8,757,494

Building Products - 1.3%
AAON, Inc.	19,184	445,453
Advanced Drainage Systems, Inc.	6,496	156,099
American Woodmark Corp.*	5,030	402,299
Apogee Enterprises, Inc.	12,026	523,251
Continental Building Products, Inc.*	9,639	168,297
Gibraltar Industries, Inc.*	7,813	198,763
Griffon Corp.	19,458	346,352
Insteel Industries, Inc.	10,034	209,911
NCI Building Systems, Inc.*	12,812	158,997
Patrick Industries, Inc.*	9,492	412,902
PGT, Inc.*	20,345	231,730
Ply Gem Holdings, Inc.*	9,408	117,976
Quanex Building Products Corp.	4,874	101,623
Trex Co., Inc.*	11,735	446,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Universal Forest Products, Inc.	9,818	$671,257

Total Building Products		4,591,309

Capital Markets - 2.7%
Artisan Partners Asset Management, Inc. Class A	16,352	589,653
Calamos Asset Management, Inc. Class A	7,128	68,999
Cohen & Steers, Inc.	21,164	645,079
Cowen Group, Inc. Class A*	317,522	1,216,109
Diamond Hill Investment Group, Inc.	1,585	299,565
GAMCO Investors, Inc. Class A	24,099	748,033
Greenhill & Co., Inc.	10,794	308,816
HFF, Inc. Class A	19,768	614,192
INTL FCStone, Inc.*	9,792	327,640
Investment Technology Group, Inc.	11,065	188,326
KCG Holdings, Inc. Class A*	195,539	2,407,085
Manning & Napier, Inc.	18,595	157,872
Moelis & Co. Class A	9,599	280,099
Oppenheimer Holdings, Inc. Class A	4,232	73,552
Piper Jaffray Cos.*	11,780	475,912
Pzena Investment Management, Inc. Class A	8,481	72,937
Virtu Financial, Inc. Class A	32,552	736,977
Virtus Investment Partners, Inc.	3,998	469,605
Westwood Holdings Group, Inc.	4,588	238,989

Total Capital Markets		9,919,440

Chemicals - 1.8%
A. Schulman, Inc.	9,611	294,481
American Vanguard Corp.	3,457	48,433
Calgon Carbon Corp.	29,306	505,528
Chase Corp.	6,500	264,745
Chemours Co. (The)	133,876	717,575
Core Molding Technologies, Inc.*	10,694	137,204
Ferro Corp.*	35,105	390,368
Flotek Industries, Inc.*	4,401	50,347
FutureFuel Corp.	35,472	478,872
Hawkins, Inc.	5,482	196,091
Innophos Holdings, Inc.	14,221	412,125
Innospec, Inc.	18,576	1,008,862
KMG Chemicals, Inc.	3,539	81,468
OMNOVA Solutions, Inc.*	7,931	48,617
Quaker Chemical Corp.	7,044	544,219
Rayonier Advanced Materials, Inc.	18,883	184,865
Stepan Co.	13,111	651,486
Trecora Resources*	15,220	188,576
Tredegar Corp.	23,503	320,111

Total Chemicals		6,523,973

Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	24,312	692,163
ACCO Brands Corp.*	130,758	932,304
ARC Document Solutions, Inc.*	189,510	837,634
Brady Corp. Class A	19,462	447,237
Brink’s Co. (The)	5,446	157,172
CECO Environmental Corp.	3,368	25,866
Ennis, Inc.	9,945	191,441
Essendant, Inc.	28,007	910,508
G&K Services, Inc. Class A	9,743	612,835
InnerWorkings, Inc.*	12,548	94,110
Interface, Inc.	33,787	646,683
Kimball International, Inc. Class B	15,083	147,361
Knoll, Inc.	32,211	605,567
McGrath RentCorp	16,839	424,174
Mobile Mini, Inc.	3,322	103,414
Multi-Color Corp.	8,169	488,588
SP Plus Corp.*	10,231	244,521
Team, Inc.*	10,669	340,981
Tetra Tech, Inc.	36,883	959,696
TRC Cos., Inc.*	20,401	188,709
U.S. Ecology, Inc.	9,093	331,349
UniFirst Corp.	12,366	1,288,537
Viad Corp.	6,805	192,105

Total Commercial Services & Supplies		10,862,955

Communications Equipment - 0.5%
ADTRAN, Inc.	10,355	178,313
Alliance Fiber Optic Products, Inc.*	9,674	146,658
Applied Optoelectronics, Inc.*	5,299	90,931
Bel Fuse, Inc. Class B	10,857	187,718
Black Box Corp.	12,939	123,309
CalAmp Corp.*	8,926	177,895
Clearfield, Inc.*	4,707	63,121
Comtech Telecommunications Corp.	11,828	237,624
Digi International, Inc.*	4,745	53,998
EMCORE Corp.*	17,479	107,146
Finisar Corp.*	6,180	89,857
NETGEAR, Inc.*	9,382	393,200
Ruckus Wireless, Inc.*	4,758	50,958
TESSCO Technologies, Inc.	3,088	60,123

Total Communications Equipment		1,960,851

Construction & Engineering - 1.0%
Aegion Corp.*	11,665	225,251
Ameresco, Inc. Class A*	18,380	114,875
Argan, Inc.	11,775	381,510
Comfort Systems USA, Inc.	14,932	424,367
Furmanite Corp.*	14,945	99,534
Granite Construction, Inc.	10,071	432,147
Great Lakes Dredge & Dock Corp.*	29,271	115,913
MasTec, Inc.*	17,705	307,713
MYR Group, Inc.*	17,988	370,733
Primoris Services Corp.	15,546	342,478
Tutor Perini Corp.*	52,859	884,860

Total Construction & Engineering		3,699,381

Construction Materials - 0.4%
Headwaters, Inc.*	77,871	1,313,684
Summit Materials, Inc. Class A*	2,772	55,551

Total Construction Materials		1,369,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Consumer Finance - 1.7%
Cash America International, Inc.	6,138	$183,833
Consumer Portfolio Services, Inc.*	56,422	292,830
Encore Capital Group, Inc.*	34,181	993,983
Enova International, Inc.*	81,810	540,764
EZCORP, Inc. Class A*	10,326	51,527
First Cash Financial Services, Inc.*	16,132	603,821
Green Dot Corp. Class A*	21,737	356,922
Nelnet, Inc. Class A	68,223	2,290,246
Regional Management Corp.*	11,360	175,739
World Acceptance Corp.*	22,756	844,248

Total Consumer Finance		6,333,913

Containers & Packaging - 0.3%
AEP Industries, Inc.*	2,155	166,258
Greif, Inc. Class A	28,427	875,836
Myers Industries, Inc.	9,768	130,110

Total Containers & Packaging		1,172,204

Distributors - 0.1%
Weyco Group, Inc.	7,569	202,546

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	16,646	309,782
Apollo Education Group, Inc.*	73,152	561,076
Capella Education Co.	8,361	386,445
Carriage Services, Inc.	8,597	207,188
Collectors Universe, Inc.	5,019	77,794
DeVry Education Group, Inc.	51,627	1,306,679
K12, Inc.*	5,873	51,682
Liberty Tax, Inc.	5,355	127,610
LifeLock, Inc.*	24,662	353,900
Strayer Education, Inc.*	6,972	419,157
Universal Technical Institute, Inc.	5,458	25,434
Weight Watchers International, Inc.*	20,302	462,886

Total Diversified Consumer Services		4,289,633

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	24,152	195,873
Marlin Business Services Corp.	9,053	145,391
NewStar Financial, Inc.*	14,584	130,964

Total Diversified Financial Services		472,228

Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	4,652	363,926
Cincinnati Bell, Inc.*	101,963	367,067
Hawaiian Telcom Holdco, Inc.*	1,553	38,607
IDT Corp. Class B	32,231	375,813
Inteliquent, Inc.	22,092	392,575
Iridium Communications, Inc.*	110,865	932,375
Lumos Networks Corp.*	9,571	107,195
Vonage Holdings Corp.*	49,143	282,081

Total Diversified Telecommunication Services		2,859,639

Electric Utilities - 0.9%
El Paso Electric Co.	23,238	894,663
Empire District Electric Co. (The)	25,508	716,009
MGE Energy, Inc.	16,678	773,859
Otter Tail Corp.	23,573	627,749
Unitil Corp.	7,870	282,376

Total Electric Utilities		3,294,656

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	7,678	201,010
AZZ, Inc.	12,945	719,354
Babcock & Wilcox Enterprises, Inc.*	14,323	298,921
Encore Wire Corp.	10,906	404,504
Franklin Electric Co., Inc.	20,774	561,521
LSI Industries, Inc.	6,596	80,405
Powell Industries, Inc.	2,291	59,635
PowerSecure International, Inc.*	2,507	37,730
Thermon Group Holdings, Inc.*	23,083	390,564
Vicor Corp.*	6,772	61,761

Total Electrical Equipment		2,815,405

Electronic Equipment, Instruments & Components - 3.7%
Badger Meter, Inc.	4,683	274,377
Benchmark Electronics, Inc.*	38,709	800,115
Checkpoint Systems, Inc.	10,244	64,230
Coherent, Inc.*	12,037	783,729
Control4 Corp.*	4,522	32,875
CTS Corp.	14,892	262,695
Daktronics, Inc.	18,485	161,189
DTS, Inc.*	1,327	29,964
Electro Rent Corp.	12,857	118,284
ePlus, Inc.*	4,764	444,291
FARO Technologies, Inc.*	5,681	167,703
Fitbit, Inc. Class A*	52,938	1,566,435
II-VI, Inc.*	36,312	673,951
Insight Enterprises, Inc.*	30,391	763,422
InvenSense, Inc.*	9,275	94,883
Kimball Electronics, Inc.*	23,521	258,496
Mercury Systems, Inc.*	7,880	144,677
Mesa Laboratories, Inc.	845	84,077
Methode Electronics, Inc.	33,895	1,078,878
MTS Systems Corp.	7,918	502,080
Multi-Fineline Electronix, Inc.*	18,201	376,397
Newport Corp.*	20,844	330,794
Park Electrochemical Corp.	10,255	154,440
PC Connection, Inc.	20,243	458,302
Plexus Corp.*	27,198	949,754
Rofin-Sinar Technologies, Inc.*	16,046	429,712
Rogers Corp.*	9,389	484,191
ScanSource, Inc.*	18,152	584,857
Vishay Intertechnology, Inc.	99,832	1,202,976

Total Electronic Equipment, Instruments & Components		13,277,774

Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc.	340,610	3,484,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Bristow Group, Inc.	4,971	$128,749
Era Group, Inc.*	15,209	169,580
Fairmount Santrol Holdings, Inc.*	156,808	368,499
Forum Energy Technologies, Inc.*	75,067	935,335
Helix Energy Solutions Group, Inc.*	69,239	364,197
Hornbeck Offshore Services, Inc.*	70,883	704,577
Matrix Service Co.*	10,412	213,862
Natural Gas Services Group, Inc.*	5,459	121,736
Newpark Resources, Inc.*	33,814	178,538
Oil States International, Inc.*	30,338	826,711
PHI, Inc. Non-Voting Shares*	16,433	269,666
SEACOR Holdings, Inc.*	1,484	77,999
U.S. Silica Holdings, Inc.	31,225	584,844

Total Energy Equipment & Services		8,428,733

Food & Staples Retailing - 1.1%
Andersons, Inc. (The)	19,083	603,595
Chefs’ Warehouse, Inc. (The)*	8,235	137,360
Fresh Market, Inc. (The)*	28,697	672,084
Ingles Markets, Inc. Class A	13,094	577,183
Natural Grocers by Vitamin Cottage, Inc.*	8,256	168,175
Smart & Final Stores, Inc.*	21,163	385,378
SpartanNash Co.	25,388	549,396
Village Super Market, Inc. Class A	11,813	311,273
Weis Markets, Inc.	10,614	470,200

Total Food & Staples Retailing		3,874,644

Food Products - 1.5%
Alico, Inc.	4,678	180,992
Boulder Brands, Inc.*	1,705	18,721
Calavo Growers, Inc.	5,551	271,999
Diamond Foods, Inc.*	8,535	329,024
John B. Sanfilippo & Son, Inc.	5,892	318,345
Landec Corp.*	11,009	130,236
Lifeway Foods, Inc.*	568	6,305
Limoneira Co.	1,976	29,521
Omega Protein Corp.*	14,078	312,532
Sanderson Farms, Inc.	37,321	2,893,124
Seneca Foods Corp. Class A*	6,929	200,802
Tootsie Roll Industries, Inc.	20,674	653,092

Total Food Products		5,344,693

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	7,190	408,032
Northwest Natural Gas Co.	12,157	615,266
South Jersey Industries, Inc.	46,021	1,082,414

Total Gas Utilities		2,105,712

Health Care Equipment & Supplies - 1.2%
Abaxis, Inc.	4,827	268,767
Analogic Corp.	4,266	352,372
Anika Therapeutics, Inc.*	7,599	289,978
Atrion Corp.	752	286,662
CONMED Corp.	8,210	361,651
CryoLife, Inc.	1,364	14,704
Cynosure, Inc. Class A*	8,063	360,174
Exactech, Inc.*	9,314	169,049
Haemonetics Corp.*	7,689	247,893
Halyard Health, Inc.*	10,152	339,178
Inogen, Inc.*	2,434	97,579
LeMaitre Vascular, Inc.	4,559	78,643
Meridian Bioscience, Inc.	18,321	375,947
Merit Medical Systems, Inc.*	14,359	266,934
Natus Medical, Inc.*	8,264	397,085
OraSure Technologies, Inc.*	2,393	15,411
Quidel Corp.*	542	11,490
RTI Surgical, Inc.*	21,762	86,395
SurModics, Inc.*	7,378	149,552
Vascular Solutions, Inc.*	3,958	136,116
Zeltiq Aesthetics, Inc.*	869	24,793

Total Health Care Equipment & Supplies		4,330,373

Health Care Providers & Services - 2.5%
AAC Holdings, Inc.*	5,719	109,004
Aceto Corp.	15,010	404,970
Addus HomeCare Corp.*	4,917	114,468
Adeptus Health, Inc. Class A*	2,202	120,053
Air Methods Corp.*	26,184	1,097,895
Almost Family, Inc.*	5,675	216,955
AMN Healthcare Services, Inc.*	24,114	748,740
BioTelemetry, Inc.*	2,415	28,207
Corvel Corp.*	7,427	326,194
Ensign Group, Inc. (The)	22,434	507,681
ExamWorks Group, Inc.*	1,907	50,726
Landauer, Inc.	4,881	160,683
LHC Group, Inc.*	6,745	305,481
Magellan Health, Inc.*	7,678	473,425
National Healthcare Corp.	6,913	426,532
PharMerica Corp.*	9,287	325,045
Providence Service Corp. (The)*	2,052	96,280
RadNet, Inc.*	18,727	115,733
Select Medical Holdings Corp.	100,654	1,198,789
Surgical Care Affiliates, Inc.*	37,667	1,499,523
Triple-S Management Corp. Class B*	27,294	652,600
U.S. Physical Therapy, Inc.	4,323	232,059

Total Health Care Providers & Services		9,211,043

Health Care Technology - 1.2%
Computer Programs & Systems, Inc.	4,771	237,357
Evolent Health, Inc. Class A*	219,113	2,653,458
HealthStream, Inc.*	4,245	93,390
HMS Holdings Corp.*	11,094	136,900
Inovalon Holdings, Inc. Class A*	32,119	546,023
Omnicell, Inc.*	10,111	314,250
Quality Systems, Inc.	21,607	348,305

Total Health Care Technology		4,329,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Hotels, Restaurants & Leisure - 3.2%
Biglari Holdings, Inc.*	799	$260,330
BJ’s Restaurants, Inc.*	9,792	425,658
Bob Evans Farms, Inc.	8,847	343,706
Bojangles’, Inc.*	17,067	270,853
Bravo Brio Restaurant Group, Inc.*	12,105	108,945
Chuy’s Holdings, Inc.*	4,822	151,121
ClubCorp Holdings, Inc.	16,151	295,079
Dave & Buster’s Entertainment, Inc.*	10,713	447,161
Del Frisco’s Restaurant Group, Inc.*	10,015	160,440
DineEquity, Inc.	6,646	562,717
El Pollo Loco Holdings, Inc.*	18,676	235,878
Fiesta Restaurant Group, Inc.*	10,880	365,568
Fogo De Chao, Inc.*	15,091	228,780
Habit Restaurants, Inc. (The) Class A*	961	22,161
Hyatt Hotels Corp. Class A*	56,704	2,666,222
International Speedway Corp. Class A	13,959	470,697
Interval Leisure Group, Inc.	49,001	764,906
Isle of Capri Casinos, Inc.*	11,272	157,019
Jamba, Inc.*	7,560	101,984
Krispy Kreme Doughnuts, Inc.*	22,077	332,700
Marcus Corp. (The)	14,491	274,894
Monarch Casino & Resort, Inc.*	8,454	192,075
Nathan’s Famous, Inc.	2,117	109,153
Papa Murphy’s Holdings, Inc.*	4,507	50,749
Popeyes Louisiana Kitchen, Inc.*	7,454	436,059
Potbelly Corp.*	4,368	51,149
RCI Hospitality Holdings, Inc.*	14,869	148,541
Red Robin Gourmet Burgers, Inc.*	6,554	404,644
Ruth’s Hospitality Group, Inc.	18,650	296,908
SeaWorld Entertainment, Inc.	19,982	393,446
Sonic Corp.	21,452	693,114
Wingstop, Inc.*	2,939	67,039

Total Hotels, Restaurants & Leisure		11,489,696

Household Durables - 2.5%
Bassett Furniture Industries, Inc.	5,375	134,805
Cavco Industries, Inc.*	3,128	260,594
Century Communities, Inc.*	19,419	343,911
CSS Industries, Inc.	6,507	184,669
Ethan Allen Interiors, Inc.	14,623	406,812
Flexsteel Industries, Inc.	5,190	229,294
Hooker Furniture Corp.	6,112	154,267
Installed Building Products, Inc.*	9,690	240,603
iRobot Corp.*	10,113	358,000
La-Z-Boy, Inc.	29,783	727,301
LGI Homes, Inc.*	18,192	442,611
Libbey, Inc.	24,664	525,836
Lifetime Brands, Inc.	8,049	106,730
M/I Homes, Inc.*	21,484	470,929
MDC Holdings, Inc.	23,500	599,955
Meritage Homes Corp.*	37,675	1,280,573
New Home Co., Inc. (The)*	12,338	159,900
Skullcandy, Inc.*	17,160	81,167
Taylor Morrison Home Corp. Class A*	33,764	540,224
TopBuild Corp.*	8,620	265,237
Universal Electronics, Inc.*	6,387	327,972
WCI Communities, Inc.*	17,538	390,747
William Lyon Homes Class A*	32,681	539,237
ZAGG, Inc.*	21,286	232,869

Total Household Durables		9,004,243

Household Products - 0.2%
Central Garden and Pet Co. Class A*	19,346	263,105
Orchids Paper Products Co.	4,378	135,368
WD-40 Co.	4,649	458,624

Total Household Products		857,097

Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	17,866	263,702
Vivint Solar, Inc.*	21,674	207,204

Total Independent Power and Renewable Electricity Producers		470,906

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	13,783	215,015

Insurance - 3.6%
AMERISAFE, Inc.	11,433	581,940
Baldwin & Lyons, Inc. Class B	9,963	239,411
EMC Insurance Group, Inc.	17,397	440,144
Employers Holdings, Inc.	30,516	833,087
FBL Financial Group, Inc. Class A	14,273	908,334
Federated National Holding Co.	11,425	337,723
Fidelity & Guaranty Life	38,699	981,794
Hallmark Financial Services, Inc.*	13,492	157,721
HCI Group, Inc.	16,075	560,214
Heritage Insurance Holdings, Inc.	36,776	802,452
Horace Mann Educators Corp.	25,224	836,932
Infinity Property & Casualty Corp.	6,290	517,227
MBIA, Inc.*	179,198	1,161,203
National Interstate Corp.	7,599	202,893
National Western Life Group, Inc. Class A	2,995	754,560
Navigators Group, Inc. (The)*	7,579	650,202
State Auto Financial Corp.	35,118	723,080
State National Cos., Inc.	32,603	319,835
Stewart Information Services Corp.	6,741	251,642
United Fire Group, Inc.	20,749	794,894
Universal Insurance Holdings, Inc.	37,215	862,644

Total Insurance		12,917,932

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Internet & Catalog Retail - 0.2%
1-800-Flowers.com, Inc. Class A*	10,211	$74,336
Blue Nile, Inc.*	3,084	114,509
FTD Cos., Inc.*	2,702	70,711
Nutrisystem, Inc.	12,934	279,892
Overstock.com, Inc.*	7,328	89,988
PetMed Express, Inc.	12,221	209,468

Total Internet & Catalog Retail		838,904

Internet Software & Services - 0.9%
Alarm.com Holdings, Inc.*	7,932	132,306
Angie’s List, Inc.*	12,092	113,060
Bankrate, Inc.*	20,879	277,691
Constant Contact, Inc.*	6,373	186,346
DHI Group, Inc.*	26,819	245,930
Envestnet, Inc.*	3,709	110,714
Everyday Health, Inc.*	3,486	20,986
NIC, Inc.	21,221	417,629
Reis, Inc.	3,306	78,451
RetailMeNot, Inc.*	17,256	171,180
SciQuest, Inc.*	1,039	13,476
Shutterstock, Inc.*	6,407	207,202
SPS Commerce, Inc.*	451	31,665
Stamps.com, Inc.*	3,543	388,348
TechTarget, Inc.*	8,726	70,070
Travelzoo, Inc.*	12,875	107,764
United Online, Inc.*	8,436	99,460
Web.com Group, Inc.*	1,886	37,739
WebMD Health Corp.*	11,811	570,471
XO Group, Inc.*	2,645	42,479

Total Internet Software & Services		3,322,967

IT Services - 1.9%
Cardtronics, Inc.*	16,509	555,528
Cass Information Systems, Inc.	4,639	238,723
Ciber, Inc.*	24,229	85,044
Computer Task Group, Inc.	8,223	54,436
CSG Systems International, Inc.	15,193	546,644
Datalink Corp.*	8,260	56,168
ExlService Holdings, Inc.*	10,018	450,109
Forrester Research, Inc.	4,699	133,827
Hackett Group, Inc. (The)	7,216	115,961
Lionbridge Technologies, Inc.*	24,900	122,259
ManTech International Corp. Class A	16,932	512,024
NeuStar, Inc. Class A*	77,644	1,861,127
Perficient, Inc.*	13,375	228,980
Sykes Enterprises, Inc.*	22,348	687,871
TeleTech Holdings, Inc.	24,769	691,303
Virtusa Corp.*	10,253	423,859

Total IT Services		6,763,863

Leisure Products - 0.6%
Callaway Golf Co.	3,880	36,550
Escalade, Inc.	10,566	139,999
JAKKS Pacific, Inc.*	46,379	369,177
Johnson Outdoors, Inc. Class A	3,893	85,218
Malibu Boats, Inc. Class A*	11,006	180,168
Nautilus, Inc.*	15,444	258,224
Smith & Wesson Holding Corp.*	20,821	457,645
Sturm Ruger & Co., Inc.	8,230	490,590

Total Leisure Products		2,017,571

Life Sciences Tools & Services - 0.4%
Affymetrix, Inc.*	19,007	191,781
Cambrex Corp.*	13,934	656,152
Luminex Corp.*	20,582	440,249
Sequenom, Inc.*	99,610	163,360

Total Life Sciences Tools & Services		1,451,542

Machinery - 5.7%
Accuride Corp.*	12,790	21,231
Actuant Corp. Class A	48,190	1,154,632
Alamo Group, Inc.	8,159	425,084
Albany International Corp. Class A	8,291	303,036
Altra Industrial Motion Corp.	15,196	381,116
American Railcar Industries, Inc.	24,841	1,149,642
Astec Industries, Inc.	9,562	389,173
Blount International, Inc.*	15,533	152,379
Briggs & Stratton Corp.	24,391	421,964
Chart Industries, Inc.*	27,133	487,309
CIRCOR International, Inc.	4,066	171,382
Columbus McKinnon Corp.	9,054	171,121
Commercial Vehicle Group, Inc.*	46,648	128,749
Douglas Dynamics, Inc.	19,176	404,038
EnPro Industries, Inc.	5,286	231,738
ESCO Technologies, Inc.	11,341	409,864
Federal Signal Corp.	47,822	757,979
FreightCar America, Inc.	12,085	234,812
Global Brass & Copper Holdings, Inc.	14,391	306,528
Gorman-Rupp Co. (The)	10,153	271,390
Graham Corp.	7,181	120,784
Greenbrier Cos., Inc. (The)	66,866	2,181,169
Hurco Cos., Inc.	6,366	169,081
Hyster-Yale Materials Handling, Inc.	16,205	849,952
John Bean Technologies Corp.	10,833	539,808
Joy Global, Inc.	202,541	2,554,042
Kadant, Inc.	8,067	327,601
L.B. Foster Co. Class A	20,037	273,705
Lindsay Corp.	4,028	291,627
Lydall, Inc.*	10,950	388,506
Meritor, Inc.*	99,357	829,631
Miller Industries, Inc.	8,664	188,702
Mueller Water Products, Inc. Class A	36,499	313,891
NN, Inc.	11,804	188,156
RBC Bearings, Inc.*	8,796	568,134
Standex International Corp.	7,189	597,765
Sun Hydraulics Corp.	12,454	395,165
Tennant Co.	6,321	355,620
TriMas Corp.*	19,481	363,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Twin Disc, Inc.	3,627	$38,156
Wabash National Corp.*	79,846	944,578
Xerium Technologies, Inc.*	12,167	144,179

Total Machinery		20,596,740

Media - 1.5%
AMC Entertainment Holdings, Inc. Class A	39,902	957,648
Entercom Communications Corp. Class A*	23,265	261,266
Entravision Communications Corp. Class A	34,230	263,913
Gray Television, Inc.*	37,770	615,651
Hemisphere Media Group, Inc.*	9,456	139,476
MSG Networks, Inc. Class A*	93,798	1,950,998
National CineMedia, Inc.	11,498	180,634
New Media Investment Group, Inc.	12,064	234,765
Scholastic Corp.	4,556	175,679
Townsquare Media, Inc. Class A*	11,985	143,341
Tribune Publishing Co.	20,025	184,631
World Wrestling Entertainment, Inc. Class A	14,884	265,531

Total Media		5,373,533

Metals & Mining - 0.7%
Ampco-Pittsburgh Corp.	1,153	11,830
Century Aluminum Co.*	42,885	189,552
Commercial Metals Co.	96,810	1,325,329
Gold Resource Corp.	35,667	59,207
Haynes International, Inc.	9,606	352,444
Materion Corp.	12,958	362,824
Ryerson Holding Corp.*	53,515	249,915

Total Metals & Mining		2,551,101

Multiline Retail - 0.0%
Tuesday Morning Corp.*	17,584	114,296

Oil, Gas & Consumable Fuels - 3.5%
Alon USA Energy, Inc.	72,515	1,076,123
EP Energy Corp. Class A*	1,640,121	7,183,730
Evolution Petroleum Corp.	9,917	47,701
Green Plains, Inc.	24,088	551,615
Jones Energy, Inc. Class A*	72,552	279,325
Oasis Petroleum, Inc.*	151,165	1,114,086
Panhandle Oil and Gas, Inc. Class A	12,442	201,063
Par Pacific Holdings, Inc.*	32,852	773,336
Renewable Energy Group, Inc.*	15,626	145,165
REX American Resources Corp.*	11,323	612,235
Ring Energy, Inc.*	1,666	11,745
SemGroup Corp. Class A	14,067	405,974
Synergy Resources Corp.*	17,864	152,201

Total Oil, Gas & Consumable Fuels		12,554,299

Paper & Forest Products - 0.8%
Boise Cascade Co.*	24,863	634,752
Clearwater Paper Corp.*	3,819	173,879
Deltic Timber Corp.	756	44,506
Neenah Paper, Inc.	11,681	729,245
PH Glatfelter Co.	27,794	512,521
Schweitzer-Mauduit International, Inc.	21,581	906,186
Wausau Paper Corp.	4,933	50,465

Total Paper & Forest Products		3,051,554

Personal Products - 0.6%
Inter Parfums, Inc.	13,014	309,993
Medifast, Inc.	6,907	209,835
Nutraceutical International Corp.*	6,371	164,499
Revlon, Inc. Class A*	10,583	294,631
Synutra International, Inc.*	59,642	280,914
USANA Health Sciences, Inc.*	7,281	930,148

Total Personal Products		2,190,020

Pharmaceuticals - 1.1%
ANI Pharmaceuticals, Inc.*	7,837	353,645
Aoxing Pharmaceutical Co., Inc.*	52,227	34,893
Depomed, Inc.*	28,183	510,958
Lannett Co., Inc.*	38,295	1,536,395
Phibro Animal Health Corp. Class A	19,050	573,976
Sagent Pharmaceuticals, Inc.*	17,654	280,875
Sciclone Pharmaceuticals, Inc.*	23,825	219,190
Sucampo Pharmaceuticals, Inc. Class A*	20,896	361,292
Supernus Pharmaceuticals, Inc.*	8,716	117,143
Teligent, Inc.*	22,212	197,687

Total Pharmaceuticals		4,186,054

Professional Services - 2.0%
Barrett Business Services, Inc.	4,933	214,783
CBIZ, Inc.*	31,991	315,431
CRA International, Inc.*	7,044	131,371
Exponent, Inc.	8,569	428,021
Franklin Covey Co.*	6,992	117,046
FTI Consulting, Inc.*	16,283	564,369
GP Strategies Corp.*	8,078	202,839
Heidrick & Struggles International, Inc.	6,309	171,731
Hill International, Inc.*	13,964	54,180
Huron Consulting Group, Inc.*	10,084	598,990
ICF International, Inc.*	10,887	387,142
Insperity, Inc.	8,408	404,845
Kelly Services, Inc. Class A	23,429	378,378
Kforce, Inc.	16,783	424,274
Mistras Group, Inc.*	9,889	188,781
Navigant Consulting, Inc.*	30,843	495,339
Resources Connection, Inc.	17,519	286,260
RPX Corp.*	33,053	363,583
TriNet Group, Inc.*	12,900	249,615
TrueBlue, Inc.*	27,079	697,555
VSE Corp.	3,803	236,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
WageWorks, Inc.*	4,610	$209,156

Total Professional Services		7,120,159

Real Estate Investment Trusts (REITs) - 2.4%
Agree Realty Corp.	8,781	298,466
Armada Hoffler Properties, Inc.	15,404	161,434
Ashford Hospitality Trust, Inc.	334,317	2,109,540
CareTrust REIT, Inc.	4,226	46,275
Cedar Realty Trust, Inc.	4,539	32,136
Chatham Lodging Trust	9,372	191,939
Chesapeake Lodging Trust	16,665	419,291
CorEnergy Infrastructure Trust, Inc.	3,247	48,185
Easterly Government Properties, Inc.	2,507	43,070
Franklin Street Properties Corp.	20,649	213,717
Getty Realty Corp.	8,192	140,493
Gladstone Commercial Corp.	1,277	18,631
Hersha Hospitality Trust	8,896	193,577
Independence Realty Trust, Inc.	27,860	209,229
Inland Real Estate Corp.	12,154	129,075
Investors Real Estate Trust	20,754	144,240
LTC Properties, Inc.	14,537	627,126
Monmouth Real Estate Investment Corp. Class A	10,258	107,299
Monogram Residential Trust, Inc.	64,901	633,434
National Storage Affiliates Trust	4,061	69,565
One Liberty Properties, Inc.	9,667	207,454
Physicians Realty Trust	3,785	63,815
Potlatch Corp.	13,515	408,694
Ramco-Gershenson Properties Trust	14,998	249,117
Rouse Properties, Inc.	17,301	251,903
Sabra Health Care REIT, Inc.	27,603	558,409
Saul Centers, Inc.	4,376	224,357
Summit Hotel Properties, Inc.	19,244	229,966
Terreno Realty Corp.	4,742	107,264
Universal Health Realty Income Trust	5,954	297,760
Urstadt Biddle Properties, Inc. Class A	15,664	301,375
Whitestone REIT	3,499	42,023

Total Real Estate Investment Trusts (REITs)		8,778,859

Real Estate Management & Development - 0.2%
Consolidated-Tomoka Land Co.	588	30,993
Marcus & Millichap, Inc.*	17,249	502,636
RE/MAX Holdings, Inc. Class A	3,212	119,808
RMR Group, Inc. (The) Class A*	50	721
Tejon Ranch Co.*	1,616	30,946

Total Real Estate Management & Development		685,104

Road & Rail - 1.7%
ArcBest Corp.	26,004	556,226
Celadon Group, Inc.	27,061	267,633
Covenant Transportation Group, Inc. Class A*	22,660	428,047
Heartland Express, Inc.	35,650	606,763
Marten Transport Ltd.	22,116	391,453
PAM Transportation Services, Inc.*	4,943	136,377
Roadrunner Transportation Systems, Inc.*	49,234	464,277
Saia, Inc.*	26,845	597,301
Swift Transportation Co.*	140,458	1,941,129
Universal Truckload Services, Inc.	31,371	440,449
USA Truck, Inc.*	5,784	100,931
YRC Worldwide, Inc.*	24,281	344,305

Total Road & Rail		6,274,891

Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc.*	254,674	1,548,418
Axcelis Technologies, Inc.*	55,952	144,916
Brooks Automation, Inc.	13,178	140,741
Cabot Microelectronics Corp.*	13,274	581,136
Cascade Microtech, Inc.*	7,819	127,059
Ceva, Inc.*	951	22,215
Cohu, Inc.	5,428	65,516
Diodes, Inc.*	19,829	455,670
DSP Group, Inc.*	4,498	42,461
IXYS Corp.	18,441	232,910
Mattson Technology, Inc.*	45,458	160,467
NeoPhotonics Corp.*	4,964	53,909
OmniVision Technologies, Inc.*	23,636	685,917
PDF Solutions, Inc.*	14,042	152,215
Photronics, Inc.*	24,508	305,125
Power Integrations, Inc.	8,693	422,741
Rambus, Inc.*	177,709	2,059,647
Rudolph Technologies, Inc.*	11,187	159,079
Semtech Corp.*	909	17,198
Tessera Technologies, Inc.	41,300	1,239,413
Ultra Clean Holdings, Inc.*	18,837	96,445
Xcerra Corp.*	51,222	309,893

Total Semiconductors & Semiconductor Equipment		9,023,091

Software - 0.9%
American Software, Inc. Class A	9,345	95,132
Ebix, Inc.	22,789	747,251
Gigamon, Inc.*	2,496	66,319
MicroStrategy, Inc. Class A*	5,229	937,508
Monotype Imaging Holdings, Inc.	12,077	285,500
Progress Software Corp.*	7,377	177,048
QAD, Inc. Class A	6,400	131,328
Qualys, Inc.*	10,297	340,728
Silver Spring Networks, Inc.*	12,837	184,981
TeleCommunication Systems, Inc. Class A*	7,570	37,623
TiVo, Inc.*	36,608	315,927
Zix Corp.*	10,961	55,682

Total Software		3,375,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Specialty Retail - 5.3%
America’s Car-Mart, Inc.*	10,110	$269,836
Big 5 Sporting Goods Corp.	17,509	174,915
Boot Barn Holdings, Inc.*	8,311	102,142
Buckle, Inc. (The)	50,244	1,546,510
Build-A-Bear Workshop, Inc.*	15,361	188,019
Caleres, Inc.	25,702	689,328
Cato Corp. (The) Class A	15,957	587,537
Chico’s FAS, Inc.	77,446	826,349
Children’s Place, Inc. (The)	11,089	612,113
Citi Trends, Inc.	7,255	154,169
Conn’s, Inc.*	17,585	412,720
Container Store Group, Inc. (The)*	20,690	169,658
Express, Inc.*	53,545	925,258
Finish Line, Inc. (The) Class A	50,302	909,460
Five Below, Inc.*	16,243	521,400
Francesca’s Holdings Corp.*	19,049	331,643
Genesco, Inc.*	18,523	1,052,662
Guess?, Inc.	49,731	938,921
Haverty Furniture Cos., Inc.	8,538	183,055
Hibbett Sports, Inc.*	23,390	707,314
Kirkland’s, Inc.	12,270	177,915
MarineMax, Inc.*	26,541	488,885
Men’s Wearhouse, Inc. (The)	36,665	538,242
Outerwall, Inc.	39,008	1,425,352
Party City Holdco, Inc.*	2,265	29,241
Pier 1 Imports, Inc.	105,907	539,067
Rent-A-Center, Inc.	46,908	702,213
Select Comfort Corp.*	39,084	836,788
Shoe Carnival, Inc.	12,268	284,618
Sonic Automotive, Inc. Class A	35,846	815,855
Sportsman’s Warehouse Holdings, Inc.*	16,917	218,229
Stage Stores, Inc.	37,345	340,213
Stein Mart, Inc.	40,318	271,340
Tile Shop Holdings, Inc.*	8,451	138,596
Vitamin Shoppe, Inc.*	18,240	596,448
West Marine, Inc.*	6,363	54,022
Winmark Corp.	2,544	236,617
Zumiez, Inc.*	30,538	461,734

Total Specialty Retail		19,458,384

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc.*	2,724	19,858
Cray, Inc.*	25,966	842,597
Immersion Corp.*	2,572	29,989
QLogic Corp.*	31,064	378,981
Super Micro Computer, Inc.*	42,529	1,042,386

Total Technology Hardware, Storage & Peripherals		2,313,811

Textiles, Apparel & Luxury Goods - 1.4%
Cherokee, Inc.*	5,777	99,653
Culp, Inc.	6,537	166,498
Deckers Outdoor Corp.*	29,603	1,397,262
Iconix Brand Group, Inc.*	99,835	681,873
Movado Group, Inc.	18,492	475,429
Oxford Industries, Inc.	9,619	613,885
Superior Uniform Group, Inc.	7,782	132,138
Tumi Holdings, Inc.*	36,005	598,763
Unifi, Inc.*	14,931	420,308
Vera Bradley, Inc.*	17,695	278,873
Vince Holding Corp.*	46,285	211,985

Total Textiles, Apparel & Luxury Goods		5,076,667

Thrifts & Mortgage Finance - 3.3%
Anchor BanCorp Wisconsin, Inc.*	26,557	1,155,761
Astoria Financial Corp.	43,987	697,194
Bank Mutual Corp.	15,619	121,828
BankFinancial Corp.	27,612	348,740
Beneficial Bancorp, Inc.*	13,847	184,442
BofI Holding, Inc.*	39,817	838,148
Brookline Bancorp, Inc.	35,927	413,160
Cape Bancorp, Inc.	7,596	94,418
Clifton Bancorp, Inc.	5,329	76,418
Dime Community Bancshares, Inc.	22,381	391,444
Federal Agricultural Mortgage Corp. Class C	10,507	331,706
First Defiance Financial Corp.	5,696	215,195
First Financial Northwest, Inc.	6,231	86,985
Flagstar Bancorp, Inc.*	38,249	883,934
Fox Chase Bancorp, Inc.	4,044	82,053
Hingham Institution for Savings	1,196	143,281
HomeStreet, Inc.*	12,192	264,688
Impac Mortgage Holdings, Inc.*	32,272	580,896
Kearny Financial Corp.	4,095	51,884
LendingTree, Inc.*	1,879	167,757
Meridian Bancorp, Inc.	14,431	203,477
Meta Financial Group, Inc.	3,468	159,285
Northfield Bancorp, Inc.	10,392	165,441
Northwest Bancshares, Inc.	38,388	514,015
OceanFirst Financial Corp.	8,824	176,745
Oritani Financial Corp.	25,995	428,917
PennyMac Financial Services, Inc. Class A*	23,194	356,260
Provident Financial Services, Inc.	35,462	714,559
Territorial Bancorp, Inc.	4,541	125,967
TrustCo Bank Corp.	60,241	369,880
United Community Financial Corp.	23,073	136,131
United Financial Bancorp, Inc.	26,460	340,805
Walker & Dunlop, Inc.*	22,893	659,547
Waterstone Financial, Inc.	9,354	131,891
WSFS Financial Corp.	13,923	450,548

Total Thrifts & Mortgage Finance		12,063,400

Tobacco - 0.3%
Universal Corp.	19,022	1,066,754

Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	28,138	1,139,308
BMC Stock Holdings, Inc.*	9,159	153,413
CAI International, Inc.*	60,988	614,759
DXP Enterprises, Inc.*	7,550	172,140
H&E Equipment Services, Inc.	30,340	530,343
Houston Wire & Cable Co.	16,041	84,696
Kaman Corp.	16,426	670,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2015

Investments	Shares	Value
Lawson Products, Inc.*	569	$13,286
MRC Global, Inc.*	68,571	884,566
Rush Enterprises, Inc. Class A*	39,466	863,911
TAL International Group, Inc.*	67,002	1,065,332
Veritiv Corp.*	699	25,318

Total Trading Companies & Distributors		6,217,417

Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc.*	69,367	830,323

Water Utilities - 0.6%
American States Water Co.	15,895	666,795
Artesian Resources Corp. Class A	4,885	135,314
California Water Service Group	26,048	606,137
Connecticut Water Service, Inc.	6,755	256,758
Middlesex Water Co.	7,651	203,058
SJW Corp.	10,808	320,457
York Water Co. (The)	5,517	137,594

Total Water Utilities		2,326,113

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	8,749	376,644
Spok Holdings, Inc.	11,064	202,693

Total Wireless Telecommunication Services		579,337

Total United States		358,860,946

TOTAL COMMON STOCKS (Cost: $366,050,919)		362,291,985

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree MidCap Earnings Fund(a) (Cost: $642,234)	7,340	639,608

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $366,693,153)		362,931,593
Cash and Other Assets in Excess of Liabilities - 0.2%		671,082

NET ASSETS - 100.0%		$363,602,675

*	Non-income producing security.
(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.6%

Greece - 0.0%

Energy Equipment & Services - 0.0%
Archrock, Inc.	5,328	$40,066

United States - 99.6%

Aerospace & Defense - 2.6%
American Science & Engineering, Inc.	390	16,138
B/E Aerospace, Inc.	2,121	89,867
Boeing Co. (The)	18,404	2,661,034
General Dynamics Corp.	7,023	964,679
Honeywell International, Inc.	20,325	2,105,060
Huntington Ingalls Industries, Inc.	952	120,761
L-3 Communications Holdings, Inc.	2,104	251,449
Lockheed Martin Corp.	10,187	2,212,107
Northrop Grumman Corp.	3,534	667,255
Orbital ATK, Inc.	995	88,893
Raytheon Co.	7,098	883,914
Rockwell Collins, Inc.	2,315	213,675
United Technologies Corp.	26,193	2,516,362

Total Aerospace & Defense		12,791,194

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,931	243,801
Expeditors International of Washington, Inc.	3,967	178,912
FedEx Corp.	2,155	321,073
United Parcel Service, Inc. Class B	22,379	2,153,531

Total Air Freight & Logistics		2,897,317

Airlines - 0.2%
Alaska Air Group, Inc.	1,122	90,332
American Airlines Group, Inc.	6,715	284,380
Delta Air Lines, Inc.	9,413	477,145
Southwest Airlines Co.	4,800	206,688

Total Airlines		1,058,545

Auto Components - 0.3%
BorgWarner, Inc.	2,935	126,880
Gentex Corp.	8,090	129,521
Goodyear Tire & Rubber Co. (The)	3,705	121,042
Johnson Controls, Inc.	19,994	789,563
Lear Corp.	939	115,337
Spartan Motors, Inc.	6,718	20,893
Unique Fabricating, Inc.	1,870	23,076

Total Auto Components		1,326,312

Automobiles - 1.1%
Ford Motor Co.	183,989	2,592,405
General Motors Co.	70,578	2,400,358
Harley-Davidson, Inc.	5,525	250,780
Thor Industries, Inc.	1,923	107,976

Total Automobiles		5,351,519

Banks - 6.3%
American National Bankshares, Inc.	985	25,226
Arrow Financial Corp.	1,696	46,080
Associated Banc-Corp.	5,900	110,625
Banc of California, Inc.	3,581	52,354
Bank of America Corp.	136,183	2,291,960
Bank of Hawaii Corp.	2,074	130,455
Bank of the Ozarks, Inc.	1,846	91,303
BankUnited, Inc.	3,796	136,884
Bar Harbor Bankshares	734	25,264
BB&T Corp.	24,031	908,612
BCB Bancorp, Inc.	2,286	23,774
BOK Financial Corp.	2,520	150,671
Cathay General Bancorp	3,267	102,355
CIT Group, Inc.	2,709	107,547
Citigroup, Inc.	13,418	694,382
Citizens Financial Group, Inc.	7,264	190,244
CNB Financial Corp.	1,405	25,332
Comerica, Inc.	4,395	183,843
Commerce Bancshares, Inc.	2,956	125,748
Community Bank System, Inc.	1,442	57,593
Cullen/Frost Bankers, Inc.	2,234	134,040
CVB Financial Corp.	4,996	84,532
East West Bancorp, Inc.	3,630	150,863
Enterprise Bancorp, Inc.	998	22,804
Fifth Third Bancorp	24,389	490,219
Financial Institutions, Inc.	1,103	30,884
First Business Financial Services, Inc.	966	24,160
First Community Bancshares, Inc.	1,284	23,921
First Connecticut Bancorp, Inc.	1,444	25,140
First Financial Corp.	955	32,441
First Horizon National Corp.	6,499	94,365
First Niagara Financial Group, Inc.	12,876	139,705
First Republic Bank	2,172	143,482
FirstMerit Corp.	8,708	162,404
FNB Corp.	10,424	139,056
Fulton Financial Corp.	7,622	99,162
Glacier Bancorp, Inc.	3,467	91,980
Hancock Holding Co.	5,039	126,832
Heritage Commerce Corp.	2,295	27,448
Horizon Bancorp	920	25,723
Huntington Bancshares, Inc.	25,247	279,232
Iberiabank Corp.	1,500	82,605
Independent Bank Corp.	1,595	24,292
Investors Bancorp, Inc.	7,173	89,232
JPMorgan Chase & Co.	109,692	7,242,963
KeyCorp	21,785	287,344
M&T Bank Corp.	4,164	504,594
Macatawa Bank Corp.	4,008	24,248
MB Financial, Inc.	2,678	86,687
MidSouth Bancorp, Inc.	2,399	21,783
MidWestOne Financial Group, Inc.	809	24,602
National Penn Bancshares, Inc.	6,037	74,436
Old National Bancorp	7,752	105,117
Pacific Continental Corp.	1,616	24,046
PacWest Bancorp	5,856	252,394
Park National Corp.	1,129	102,152
Park Sterling Corp.	3,271	23,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Peapack Gladstone Financial Corp.	1,126	$23,218
Penns Woods Bancorp, Inc.	1,101	46,748
People’s United Financial, Inc.	15,307	247,208
Peoples Bancorp, Inc.	1,295	24,398
PNC Financial Services Group, Inc. (The)	12,483	1,189,755
Prosperity Bancshares, Inc.	2,317	110,892
QCR Holdings, Inc.	1,051	25,529
Regions Financial Corp.	35,154	337,478
Shore Bancshares, Inc.	2,229	24,252
Sierra Bancorp	1,324	23,369
Stonegate Bank	745	24,481
Suffolk Bancorp	853	24,183
SunTrust Banks, Inc.	12,722	545,010
Synovus Financial Corp.	2,836	91,830
TCF Financial Corp.	4,802	67,804
Trustmark Corp.	4,472	103,035
U.S. Bancorp	46,430	1,981,168
UMB Financial Corp.	1,580	73,549
Umpqua Holdings Corp.	10,948	174,073
United Bankshares, Inc.	3,639	134,607
Univest Corp. of Pennsylvania	2,969	61,933
Valley National Bancorp	16,064	158,230
Webster Financial Corp.	3,164	117,669
Wells Fargo & Co.	155,838	8,471,354
West Bancorp, Inc.	1,223	24,154
Zions Bancorp	3,250	88,725

Total Banks		30,993,736

Beverages - 2.5%
Brown-Forman Corp. Class A	1,432	157,678
Brown-Forman Corp. Class B	1,880	186,646
Coca-Cola Co. (The)	146,656	6,300,342
Coca-Cola Enterprises, Inc.	5,602	275,842
Constellation Brands, Inc. Class A	1,545	220,070
Dr. Pepper Snapple Group, Inc.	4,376	407,843
Molson Coors Brewing Co. Class B	3,117	292,749
PepsiCo, Inc.	45,187	4,515,085

Total Beverages		12,356,255

Biotechnology - 2.1%
AbbVie, Inc.	74,315	4,402,421
Amgen, Inc.	16,597	2,694,191
Baxalta, Inc.	5,467	213,377
Gilead Sciences, Inc.	26,970	2,729,094
PDL BioPharma, Inc.	22,485	79,597

Total Biotechnology		10,118,680

Building Products - 0.1%
A.O. Smith Corp.	1,304	99,899
Fortune Brands Home & Security, Inc.	2,445	135,698
Lennox International, Inc.	683	85,307
Masco Corp.	5,158	145,971
Owens Corning	2,420	113,813

Total Building Products		580,688

Capital Markets - 2.0%
Ameriprise Financial, Inc.	4,536	482,721
Arlington Asset Investment Corp. Class A	3,732	49,374
Artisan Partners Asset Management, Inc. Class A	2,578	92,963
Bank of New York Mellon Corp. (The)	20,596	848,967
BGC Partners, Inc. Class A	18,493	181,416
BlackRock, Inc.	4,710	1,603,849
Calamos Asset Management, Inc. Class A	2,676	25,904
Charles Schwab Corp. (The)	11,020	362,889
Cohen & Steers, Inc.	2,451	74,706
Eaton Vance Corp.	4,464	144,768
Evercore Partners, Inc. Class A	1,650	89,216
FBR & Co.	1,196	23,800
Federated Investors, Inc. Class B	4,859	139,210
Franklin Resources, Inc.	10,502	386,684
Goldman Sachs Group, Inc. (The)	6,786	1,223,041
Greenhill & Co., Inc.	3,008	86,059
Houlihan Lokey, Inc.	1,052	27,573
Janus Capital Group, Inc.	7,744	109,113
Legg Mason, Inc.	2,547	99,919
LPL Financial Holdings, Inc.	2,799	119,377
Manning & Napier, Inc.	2,959	25,122
Morgan Stanley	38,399	1,221,472
Northern Trust Corp.	5,458	393,467
NorthStar Asset Management Group, Inc.	7,505	91,111
Oppenheimer Holdings, Inc. Class A	1,495	25,983
Raymond James Financial, Inc.	2,401	139,186
SEI Investments Co.	2,594	135,926
Silvercrest Asset Management Group, Inc. Class A	2,012	23,923
State Street Corp.	8,326	552,513
T. Rowe Price Group, Inc.	7,613	544,253
TD Ameritrade Holding Corp.	11,850	411,313
Virtu Financial, Inc. Class A	2,057	46,570
Waddell & Reed Financial, Inc. Class A	4,742	135,906

Total Capital Markets		9,918,294

Chemicals - 2.2%
A. Schulman, Inc.	1,728	52,946
Air Products & Chemicals, Inc.	5,786	752,816
Airgas, Inc.	1,384	191,435
Albemarle Corp.	2,905	162,709
Ashland, Inc.	1,040	106,808
Axiall Corp.	3,355	51,667
Cabot Corp.	2,254	92,143
Celanese Corp. Series A	3,209	216,062
CF Industries Holdings, Inc.	7,585	309,544
Chemours Co. (The)	4,191	22,464
Dow Chemical Co. (The)	43,266	2,227,334
E.I. du Pont de Nemours & Co.	20,593	1,371,494
Eastman Chemical Co.	3,851	259,981
Ecolab, Inc.	3,892	445,167
FMC Corp.	2,428	95,008
FutureFuel Corp.	3,688	49,788
Huntsman Corp.	12,691	144,297
Innophos Holdings, Inc.	2,199	63,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
International Flavors & Fragrances, Inc.	1,951	$233,418
KMG Chemicals, Inc.	984	22,652
Kronos Worldwide, Inc.	12,515	70,584
Monsanto Co.	10,707	1,054,854
Mosaic Co. (The)	13,305	367,085
NewMarket Corp.	239	90,994
Olin Corp.	7,118	122,857
PPG Industries, Inc.	4,126	407,731
Praxair, Inc.	7,972	816,333
Rayonier Advanced Materials, Inc.	2,609	25,542
RPM International, Inc.	3,547	156,281
Scotts Miracle-Gro Co. (The) Class A	2,289	147,663
Sensient Technologies Corp.	1,326	83,299
Sherwin-Williams Co. (The)	1,079	280,108
Valhi, Inc.	6,156	8,249
Valspar Corp. (The)	1,396	115,798
Westlake Chemical Corp.	2,034	110,487

Total Chemicals		10,729,325

Commercial Services & Supplies - 0.7%
ADT Corp. (The)	5,417	178,653
Brady Corp. Class A	2,630	60,437
CECO Environmental Corp.	3,387	26,012
Cintas Corp.	1,844	167,896
Covanta Holding Corp.	8,634	133,741
Deluxe Corp.	1,557	84,919
Ennis, Inc.	2,052	39,501
Healthcare Services Group, Inc.	2,737	95,439
HNI Corp.	2,398	86,472
KAR Auction Services, Inc.	5,306	196,481
McGrath RentCorp	2,437	61,388
Mobile Mini, Inc.	1,474	45,886
MSA Safety, Inc.	1,763	76,638
Pitney Bowes, Inc.	8,825	182,236
Quad/Graphics, Inc.	5,155	47,942
R.R. Donnelley & Sons Co.	17,590	258,925
Republic Services, Inc.	10,979	482,966
Rollins, Inc.	4,576	118,518
Waste Connections, Inc.	1,721	96,927
Waste Management, Inc.	14,895	794,946
West Corp.	4,613	99,502

Total Commercial Services & Supplies		3,335,425

Communications Equipment - 1.9%
Alliance Fiber Optic Products, Inc.*	1,640	24,862
Black Box Corp.	2,456	23,406
Brocade Communications Systems, Inc.	9,376	86,072
Cisco Systems, Inc.	178,034	4,834,513
Comtech Telecommunications Corp.	1,579	31,722
Harris Corp.	3,381	293,809
Juniper Networks, Inc.	5,997	165,517
Motorola Solutions, Inc.	4,604	315,144
QUALCOMM, Inc.	65,531	3,275,567
TESSCO Technologies, Inc.	1,213	23,617

Total Communications Equipment		9,074,229

Construction & Engineering - 0.1%
Fluor Corp.	3,469	163,806
KBR, Inc.	4,597	77,781

Total Construction & Engineering		241,587

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	916	125,107
United States Lime & Minerals, Inc.	435	23,907
Vulcan Materials Co.	813	77,211

Total Construction Materials		226,225

Consumer Finance - 0.6%
American Express Co.	17,679	1,229,574
Capital One Financial Corp.	12,253	884,422
Discover Financial Services	9,571	513,197
Navient Corp.	20,426	233,878
Nelnet, Inc. Class A	1,364	45,789

Total Consumer Finance		2,906,860

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,598	116,095
Avery Dennison Corp.	2,407	150,823
Ball Corp.	1,402	101,967
Bemis Co., Inc.	3,423	152,974
Graphic Packaging Holding Co.	5,631	72,246
Greif, Inc. Class A	1,270	39,129
Greif, Inc. Class B	1,946	83,230
International Paper Co.	20,576	775,715
Packaging Corp. of America	3,579	225,656
Sealed Air Corp.	3,405	151,863
Sonoco Products Co.	4,278	174,842
WestRock Co.	9,241	421,574

Total Containers & Packaging		2,466,114

Distributors - 0.1%
Genuine Parts Co.	4,180	359,020
Weyco Group, Inc.	898	24,031

Total Distributors		383,051

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,265	19,607
DeVry Education Group, Inc.	1,044	26,424
H&R Block, Inc.	8,334	277,606
Liberty Tax, Inc.	1,130	26,928
Service Corp. International	4,368	113,655
Sotheby’s	1,848	47,604

Total Diversified Consumer Services		511,824

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	1,631	105,852
CME Group, Inc.	8,176	740,745
FactSet Research Systems, Inc.	696	113,149
Intercontinental Exchange, Inc.	1,581	405,147
Leucadia National Corp.	5,485	95,384
Marlin Business Services Corp.	1,479	23,753
McGraw Hill Financial, Inc.	4,242	418,176
Moody’s Corp.	3,176	318,680
MSCI, Inc.	1,582	114,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Nasdaq, Inc.	2,785	$162,003

Total Diversified Financial Services		2,496,999

Diversified Telecommunication Services - 5.2%
AT&T, Inc.	377,665	12,995,453
CenturyLink, Inc.	50,578	1,272,542
Cogent Communications Holdings, Inc.	3,040	105,458
Consolidated Communications Holdings, Inc.	5,861	122,788
Frontier Communications Corp.	112,728	526,440
Verizon Communications, Inc.	222,528	10,285,244
Windstream Holdings, Inc.	13,926	89,683

Total Diversified Telecommunication Services		25,397,608

Electric Utilities - 3.2%
ALLETE, Inc.	3,117	158,437
American Electric Power Co., Inc.	22,319	1,300,528
Cleco Corp.	2,178	113,713
Duke Energy Corp.	36,191	2,583,675
Edison International	9,234	546,745
El Paso Electric Co.	2,620	100,870
Empire District Electric Co. (The)	3,482	97,740
Entergy Corp.	9,252	632,467
Eversource Energy	11,438	584,139
Exelon Corp.	46,332	1,286,640
FirstEnergy Corp.	19,742	626,414
Great Plains Energy, Inc.	6,577	179,618
Hawaiian Electric Industries, Inc.	5,066	146,661
IDACORP, Inc.	2,240	152,320
ITC Holdings Corp.	3,678	144,361
NextEra Energy, Inc.	15,867	1,648,423
OGE Energy Corp.	9,019	237,109
Otter Tail Corp.	3,789	100,901
Pepco Holdings, Inc.	12,258	318,831
Pinnacle West Capital Corp.	4,852	312,857
PNM Resources, Inc.	3,958	120,996
Portland General Electric Co.	3,360	122,203
PPL Corp.	33,969	1,159,362
Southern Co. (The)	48,268	2,258,460
Westar Energy, Inc.	5,446	230,965
Xcel Energy, Inc.	20,542	737,663

Total Electric Utilities		15,902,098

Electrical Equipment - 0.5%
AMETEK, Inc.	2,284	122,400
Emerson Electric Co.	29,434	1,407,828
General Cable Corp.	4,347	58,380
Hubbell, Inc.	1,885	190,460
Rockwell Automation, Inc.	4,063	416,905

Total Electrical Equipment		2,195,973

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,658	191,057
Avnet, Inc.	2,444	104,701
AVX Corp.	9,761	118,499
CDW Corp.	1,788	75,167
Corning, Inc.	33,162	606,201
Electro Rent Corp.	595	5,474
Electro Scientific Industries, Inc.*	4,622	23,988
FEI Co.	967	77,157
FLIR Systems, Inc.	3,185	89,403
Ingram Micro, Inc. Class A	1,719	52,223
Jabil Circuit, Inc.	4,264	99,309
National Instruments Corp.	4,504	129,220
Park Electrochemical Corp.	1,509	22,726

Total Electronic Equipment, Instruments & Components		1,595,125

Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	6,086	280,869
Bristow Group, Inc.	2,068	53,561
CARBO Ceramics, Inc.	1,269	21,827
Diamond Offshore Drilling, Inc.	4,584	96,722
Gulf Island Fabrication, Inc.	2,664	27,865
Gulfmark Offshore, Inc. Class A*	6,807	31,789
Halliburton Co.	18,363	625,077
Helmerich & Payne, Inc.	5,803	310,751
National Oilwell Varco, Inc.	22,352	748,568
Oceaneering International, Inc.	2,965	111,247
Patterson-UTI Energy, Inc.	5,312	80,105
Superior Energy Services, Inc.	3,618	48,734
Tidewater, Inc.	5,920	41,203
U.S. Silica Holdings, Inc.	1,357	25,417

Total Energy Equipment & Services		2,503,735

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	4,786	772,939
CVS Health Corp.	18,024	1,762,207
Kroger Co. (The)	11,167	467,116
SpartanNash Co.	1,280	27,699
Sysco Corp.	18,517	759,197
Village Super Market, Inc. Class A	941	24,795
Wal-Mart Stores, Inc.	115,017	7,050,542
Walgreens Boots Alliance, Inc.	21,290	1,812,950
Whole Foods Market, Inc.	6,282	210,447

Total Food & Staples Retailing		12,887,892

Food Products - 2.3%
Archer-Daniels-Midland Co.	20,972	769,253
B&G Foods, Inc.	3,557	124,566
Cal-Maine Foods, Inc.	3,543	164,183
Campbell Soup Co.	8,085	424,867
ConAgra Foods, Inc.	11,975	504,866
Flowers Foods, Inc.	7,205	154,835
General Mills, Inc.	19,524	1,125,754
Hershey Co. (The)	4,211	375,916
Hormel Foods Corp.	4,394	347,478
Ingredion, Inc.	1,844	176,729
J.M. Smucker Co. (The)	2,886	355,959
Kellogg Co.	10,968	792,657
Keurig Green Mountain, Inc.	2,341	210,643
Kraft Heinz Co. (The)	43,075	3,134,137
Lancaster Colony Corp.	819	94,562
McCormick & Co., Inc. Non-Voting Shares	2,897	247,867
Mead Johnson Nutrition Co.	4,416	348,643
Mondelez International, Inc. Class A	27,562	1,235,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Pinnacle Foods, Inc.	3,849	$163,429
Snyder’s-Lance, Inc.	2,623	89,969
Tyson Foods, Inc. Class A	3,669	195,668

Total Food Products		11,037,861

Gas Utilities - 0.4%
AGL Resources, Inc.	4,169	266,024
Atmos Energy Corp.	3,426	215,975
Laclede Group, Inc. (The)	2,287	135,871
National Fuel Gas Co.	3,734	159,629
New Jersey Resources Corp.	2,932	96,639
Northwest Natural Gas Co.	2,097	106,129
ONE Gas, Inc.	1,749	87,747
Piedmont Natural Gas Co., Inc.	2,192	124,988
Questar Corp.	8,234	160,398
South Jersey Industries, Inc.	4,074	95,820
Southwest Gas Corp.	1,866	102,929
UGI Corp.	5,016	169,340
WGL Holdings, Inc.	2,259	142,294

Total Gas Utilities		1,863,783

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	35,123	1,577,374
Baxter International, Inc.	7,783	296,922
Becton, Dickinson and Co.	3,858	594,479
C.R. Bard, Inc.	428	81,080
CryoLife, Inc.	2,336	25,182
LeMaitre Vascular, Inc.	1,525	26,306
Meridian Bioscience, Inc.	4,087	83,865
ResMed, Inc.	3,650	195,969
St. Jude Medical, Inc.	5,552	342,947
Stryker Corp.	6,045	561,822
Teleflex, Inc.	726	95,433
Zimmer Biomet Holdings, Inc.	1,895	194,408

Total Health Care Equipment & Supplies		4,075,787

Health Care Providers & Services - 1.1%
Aetna, Inc.	3,683	398,206
AmerisourceBergen Corp.	3,000	311,130
Anthem, Inc.	4,995	696,503
Cardinal Health, Inc.	6,534	583,290
HealthSouth Corp.	3,112	108,329
Humana, Inc.	1,130	201,716
Kindred Healthcare, Inc.	4,265	50,796
Landauer, Inc.	1,231	40,525
McKesson Corp.	1,325	261,330
National Healthcare Corp.	1,072	66,142
Owens & Minor, Inc.	2,768	99,593
Patterson Cos., Inc.	2,859	129,255
Quest Diagnostics, Inc.	3,715	264,285
UnitedHealth Group, Inc.	17,970	2,113,991

Total Health Care Providers & Services		5,325,091

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	649	32,288
Quality Systems, Inc.	4,675	75,361

Total Health Care Technology		107,649

Hotels, Restaurants & Leisure - 2.3%
Aramark	3,627	116,971
Bob Evans Farms, Inc.	1,230	47,786
Brinker International, Inc.	2,485	119,156
Cracker Barrel Old Country Store, Inc.	996	126,323
Darden Restaurants, Inc.	5,441	346,265
DineEquity, Inc.	1,128	95,508
Domino’s Pizza, Inc.	799	88,889
Dunkin’ Brands Group, Inc.	2,601	110,777
Hilton Worldwide Holdings, Inc.	14,210	304,094
Interval Leisure Group, Inc.	2,010	31,376
Las Vegas Sands Corp.	54,087	2,371,174
Marriott International, Inc. Class A	4,327	290,082
McDonald’s Corp.	30,496	3,602,797
Peak Resorts, Inc.	3,431	20,620
SeaWorld Entertainment, Inc.	5,733	112,883
Six Flags Entertainment Corp.	4,599	252,669
Starbucks Corp.	21,634	1,298,689
Starwood Hotels & Resorts Worldwide, Inc.	4,643	321,667
Texas Roadhouse, Inc.	2,216	79,266
Vail Resorts, Inc.	985	126,070
Wendy’s Co. (The)	7,599	81,841
Wyndham Worldwide Corp.	3,002	218,095
Wynn Resorts Ltd.	3,704	256,280
Yum! Brands, Inc.	12,124	885,658

Total Hotels, Restaurants & Leisure		11,304,936

Household Durables - 0.3%
D.R. Horton, Inc.	5,105	163,513
Harman International Industries, Inc.	1,275	120,118
Hooker Furniture Corp.	959	24,205
Leggett & Platt, Inc.	5,011	210,562
Lifetime Brands, Inc.	1,853	24,571
MDC Holdings, Inc.	3,413	87,134
Newell Rubbermaid, Inc.	5,228	230,450
PulteGroup, Inc.	7,792	138,854
Tupperware Brands Corp.	2,934	163,277
Whirlpool Corp.	2,062	302,846

Total Household Durables		1,465,530

Household Products - 2.4%
Church & Dwight Co., Inc.	2,406	204,221
Clorox Co. (The)	3,449	437,437
Colgate-Palmolive Co.	22,748	1,515,472
Energizer Holdings, Inc.	1,855	63,181
Kimberly-Clark Corp.	11,658	1,484,064
Oil-Dri Corp. of America	680	25,044
Procter & Gamble Co. (The)	100,320	7,966,411
Spectrum Brands Holdings, Inc.	996	101,393

Total Household Products		11,797,223

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	31,360	300,115
NRG Energy, Inc.	18,787	221,123
NRG Yield, Inc. Class C	6,849	101,091
Pattern Energy Group, Inc.	6,030	126,088
TerraForm Global, Inc. Class A	12,863	71,904

Total Independent Power and Renewable Electricity Producers		820,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Industrial Conglomerates - 2.6%
3M Co.	17,387	$2,619,178
Carlisle Cos., Inc.	1,088	96,495
Danaher Corp.	4,510	418,889
General Electric Co.	311,550	9,704,782
Roper Technologies, Inc.	584	110,837

Total Industrial Conglomerates		12,950,181

Insurance - 2.7%
Aflac, Inc.	13,477	807,272
Allstate Corp. (The)	8,303	515,533
American Financial Group, Inc.	1,734	124,987
American International Group, Inc.	24,700	1,530,659
American National Insurance Co.	1,382	141,337
AmTrust Financial Services, Inc.	2,083	128,271
Arthur J. Gallagher & Co.	6,172	252,682
Assurant, Inc.	1,764	142,073
Baldwin & Lyons, Inc. Class B	1,521	36,550
Brown & Brown, Inc.	2,745	88,115
Chubb Corp. (The)	4,369	579,504
Cincinnati Financial Corp.	5,604	331,589
CNA Financial Corp.	7,944	279,232
CNO Financial Group, Inc.	4,360	83,232
Crawford & Co. Class B	4,184	22,217
Donegal Group, Inc. Class A	2,299	32,370
Erie Indemnity Co. Class A	1,537	146,999
First American Financial Corp.	3,528	126,655
FNF Group	3,841	133,167
Hanover Insurance Group, Inc. (The)	1,419	115,421
Hartford Financial Services Group, Inc. (The)	8,868	385,403
Kemper Corp.	2,559	95,323
Lincoln National Corp.	4,751	238,785
Loews Corp.	3,038	116,659
Marsh & McLennan Cos., Inc.	13,024	722,181
Mercury General Corp.	3,399	158,291
MetLife, Inc.	37,803	1,822,483
Old Republic International Corp.	11,856	220,877
Principal Financial Group, Inc.	9,839	442,558
ProAssurance Corp.	1,961	95,167
Progressive Corp. (The)	13,667	434,611
Prudential Financial, Inc.	16,441	1,338,462
Reinsurance Group of America, Inc.	1,529	130,806
StanCorp Financial Group, Inc.	635	72,314
State Auto Financial Corp.	2,849	58,661
Symetra Financial Corp.	2,208	70,148
Torchmark Corp.	1,448	82,768
Travelers Cos., Inc. (The)	7,470	843,064
Universal Insurance Holdings, Inc.	1,883	43,648
Unum Group	6,193	206,165
W.R. Berkley Corp.	1,456	79,716

Total Insurance		13,275,955

Internet & Catalog Retail - 0.1%
Expedia, Inc.	1,249	155,251
HSN, Inc.	1,799	91,155
Nutrisystem, Inc.	1,830	39,601
PetMed Express, Inc.	1,440	24,682

Total Internet & Catalog Retail		310,689

Internet Software & Services - 0.1%
IAC/InterActiveCorp	2,288	137,394
j2 Global, Inc.	1,405	115,660
Marchex, Inc. Class B	5,774	22,461
Reis, Inc.	1,015	24,086

Total Internet Software & Services		299,601

IT Services - 2.3%
Automatic Data Processing, Inc.	12,876	1,090,855
Booz Allen Hamilton Holding Corp.	3,234	99,769
Broadridge Financial Solutions, Inc.	3,133	168,336
Computer Sciences Corp.	2,864	93,596
Computer Task Group, Inc.	3,680	24,362
Fidelity National Information Services, Inc.	5,300	321,180
International Business Machines Corp.	40,266	5,541,407
Jack Henry & Associates, Inc.	1,635	127,628
Leidos Holdings, Inc.	1,919	107,963
MasterCard, Inc. Class A	7,590	738,962
Paychex, Inc.	12,781	675,987
Sabre Corp.	4,057	113,474
Science Applications International Corp.	1,525	69,815
Total System Services, Inc.	1,674	83,365
Visa, Inc. Class A	15,604	1,210,090
Western Union Co. (The)	18,395	329,454
Xerox Corp.	29,816	316,944

Total IT Services		11,113,187

Leisure Products - 0.2%
Arctic Cat, Inc.	1,308	21,425
Brunswick Corp.	1,200	60,612
Escalade, Inc.	1,982	26,262
Hasbro, Inc.	3,945	265,735
Johnson Outdoors, Inc. Class A	1,067	23,357
Mattel, Inc.	21,502	584,209
Polaris Industries, Inc.	1,576	135,457

Total Leisure Products		1,117,057

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,165	174,139
Bio-Techne Corp.	1,076	96,840
Thermo Fisher Scientific, Inc.	2,054	291,360

Total Life Sciences Tools & Services		562,339

Machinery - 1.7%
AGCO Corp.	1,570	71,262
Allison Transmission Holdings, Inc.	5,387	139,469
American Railcar Industries, Inc.	675	31,239
Briggs & Stratton Corp.	3,572	61,796
Caterpillar, Inc.	29,542	2,007,674
Crane Co.	2,392	114,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Cummins, Inc.	8,491	$747,293
Deere & Co.	11,500	877,105
Donaldson Co., Inc.	4,025	115,357
Dover Corp.	4,679	286,869
Flowserve Corp.	2,597	109,282
Graco, Inc.	1,604	115,600
Graham Corp.	1,428	24,019
Greenbrier Cos., Inc. (The)	911	29,717
Hardinge, Inc.	2,492	23,225
Harsco Corp.	2,586	20,378
Hillenbrand, Inc.	3,168	93,868
Hurco Cos., Inc.	935	24,834
IDEX Corp.	1,718	131,616
Illinois Tool Works, Inc.	9,897	917,254
Joy Global, Inc.	7,598	95,811
Kennametal, Inc.	3,301	63,379
Lincoln Electric Holdings, Inc.	2,289	118,776
Miller Industries, Inc.	1,157	25,199
Nordson Corp.	1,493	95,776
Oshkosh Corp.	1,936	75,581
PACCAR, Inc.	7,789	369,199
Parker-Hannifin Corp.	3,621	351,165
Snap-on, Inc.	1,121	192,173
Stanley Black & Decker, Inc.	3,623	386,683
Supreme Industries, Inc. Class A	3,154	21,605
Terex Corp.	1,941	35,870
Timken Co. (The)	3,712	106,126
Toro Co. (The)	1,146	83,738
Trinity Industries, Inc.	4,406	105,832
Twin Disc, Inc.	2,315	24,354
Xylem, Inc.	3,514	128,261

Total Machinery		8,221,818

Media - 2.2%
Cablevision Systems Corp. Class A	4,867	155,257
CBS Corp. Class A	991	51,651
CBS Corp. Class B Non-Voting Shares	6,465	304,695
Cinemark Holdings, Inc.	3,848	128,639
Comcast Corp. Class A	44,617	2,517,737
Gannett Co., Inc.	4,476	72,914
Harte-Hanks, Inc.	7,183	23,273
Interpublic Group of Cos., Inc. (The)	9,562	222,603
John Wiley & Sons, Inc. Class A	2,208	99,426
Journal Media Group, Inc.	1,989	23,908
Meredith Corp.	2,196	94,977
National CineMedia, Inc.	6,762	106,231
New Media Investment Group, Inc.	3,863	75,174
News Corp. Class A	8,605	114,963
Omnicom Group, Inc.	7,253	548,762
Regal Entertainment Group Class A	7,953	150,073
Scripps Networks Interactive, Inc. Class A	1,733	95,679
Sinclair Broadcast Group, Inc. Class A	2,771	90,168
TEGNA, Inc.	5,630	143,678
Time Warner Cable, Inc.	5,119	950,035
Time Warner, Inc.	18,370	1,187,988
Time, Inc.	5,730	89,789
Tribune Media Co. Class A	3,044	102,918
Tribune Publishing Co.	2,659	24,516
Twenty-First Century Fox, Inc. Class A	12,400	336,784
Twenty-First Century Fox, Inc. Class B	10,883	296,344
Viacom, Inc. Class A	2,479	109,051
Viacom, Inc. Class B	13,854	570,231
Walt Disney Co. (The)	21,640	2,273,931
World Wrestling Entertainment, Inc. Class A	1,321	23,567

Total Media		10,984,962

Metals & Mining - 0.3%
Alcoa, Inc.	19,254	190,037
Allegheny Technologies, Inc.	6,650	74,812
Ampco-Pittsburgh Corp.	2,092	21,464
Carpenter Technology Corp.	1,382	41,833
Commercial Metals Co.	7,570	103,633
Compass Minerals International, Inc.	1,514	113,959
Hecla Mining Co.	15,063	28,469
Newmont Mining Corp.	2,944	52,962
Nucor Corp.	12,676	510,843
Reliance Steel & Aluminum Co.	2,658	153,925
Royal Gold, Inc.	1,631	59,483
Steel Dynamics, Inc.	8,422	150,501
SunCoke Energy, Inc.	10,049	34,870
United States Steel Corp.	4,517	36,046
Worthington Industries, Inc.	3,073	92,620

Total Metals & Mining		1,665,457

Multi-Utilities - 1.9%
Alliant Energy Corp.	4,200	262,290
Ameren Corp.	10,760	465,155
Avista Corp.	3,480	123,088
Black Hills Corp.	2,549	118,350
CenterPoint Energy, Inc.	24,828	455,842
CMS Energy Corp.	9,819	354,270
Consolidated Edison, Inc.	13,623	875,550
Dominion Resources, Inc.	24,961	1,688,362
DTE Energy Co.	6,940	556,519
MDU Resources Group, Inc.	9,228	169,057
NiSource, Inc.	12,204	238,100
NorthWestern Corp.	2,538	137,687
PG&E Corp.	18,949	1,007,897
Public Service Enterprise Group, Inc.	23,170	896,447
SCANA Corp.	5,955	360,218
Sempra Energy	7,709	724,723
TECO Energy, Inc.	8,853	235,932
Vectren Corp.	3,561	151,058
WEC Energy Group, Inc.	13,324	683,654

Total Multi-Utilities		9,504,199

Multiline Retail - 0.6%
Big Lots, Inc.	1,653	63,707
Dollar General Corp.	3,778	271,525
Kohl’s Corp.	8,107	386,136
Macy’s, Inc.	13,253	463,590
Nordstrom, Inc.	5,095	253,782

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Target Corp.	20,896	$1,517,258

Total Multiline Retail		2,955,998

Oil, Gas & Consumable Fuels - 9.2%
Alon USA Energy, Inc.	2,985	44,297
Anadarko Petroleum Corp.	11,921	579,122
Apache Corp.	9,448	420,153
Cabot Oil & Gas Corp.	2,707	47,887
Chevron Corp.	101,226	9,106,291
Cimarex Energy Co.	743	66,409
Columbia Pipeline Group, Inc.	8,697	173,940
ConocoPhillips	81,600	3,809,904
CONSOL Energy, Inc.	2,257	17,830
CVR Energy, Inc.	4,815	189,470
Delek U.S. Holdings, Inc.	2,249	55,325
Devon Energy Corp.	12,608	403,456
EOG Resources, Inc.	5,491	388,708
Evolution Petroleum Corp.	4,534	21,809
Exxon Mobil Corp.	177,067	13,802,373
Hess Corp.	6,109	296,164
HollyFrontier Corp.	6,218	248,036
Kinder Morgan, Inc.	296,219	4,419,587
Marathon Oil Corp.	11,209	141,121
Marathon Petroleum Corp.	15,100	782,784
Murphy Oil Corp.	11,350	254,808
Noble Energy, Inc.	10,220	336,545
Occidental Petroleum Corp.	37,319	2,523,138
ONEOK, Inc.	27,044	666,905
Panhandle Oil and Gas, Inc. Class A	1,522	24,596
PBF Energy, Inc. Class A	3,704	136,344
Phillips 66	15,790	1,291,622
Range Resources Corp.	2,036	50,106
SemGroup Corp. Class A	3,211	92,669
Spectra Energy Corp.	46,906	1,122,930
Targa Resources Corp.	7,519	203,464
Tesoro Corp.	2,565	270,274
Valero Energy Corp.	15,397	1,088,722
Western Refining, Inc.	3,920	139,630
Williams Cos., Inc. (The)	77,885	2,001,645

Total Oil, Gas & Consumable Fuels		45,218,064

Paper & Forest Products - 0.0%
KapStone Paper and Packaging Corp.	2,051	46,332
Schweitzer-Mauduit International, Inc.	1,926	80,873

Total Paper & Forest Products		127,205

Personal Products - 0.1%
Edgewell Personal Care Co.	1,744	136,677
Estee Lauder Cos., Inc. (The) Class A	3,567	314,110
Nu Skin Enterprises, Inc. Class A	2,475	93,778

Total Personal Products		544,565

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	39,616	2,725,185
Eli Lilly & Co.	28,877	2,433,176
Johnson & Johnson	88,377	9,078,085
Merck & Co., Inc.	106,767	5,639,433
Pfizer, Inc.	233,555	7,539,155
Theravance, Inc.(a)	13,164	138,749
Zoetis, Inc.	4,276	204,906

Total Pharmaceuticals		27,758,689

Professional Services - 0.1%
Acacia Research Corp.	4,596	19,717
CDI Corp.	3,507	23,707
CEB, Inc.	1,178	72,317
Dun & Bradstreet Corp. (The)	723	75,141
Equifax, Inc.	1,504	167,501
Insperity, Inc.	1,059	50,991
ManpowerGroup, Inc.	1,865	157,201
Robert Half International, Inc.	2,901	136,753

Total Professional Services		703,328

Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust	3,113	103,196
Alexander’s, Inc.	237	91,034
Alexandria Real Estate Equities, Inc.	2,716	245,418
American Assets Trust, Inc.	2,152	82,529
American Campus Communities, Inc.	4,352	179,912
American Tower Corp.	8,809	854,033
Apartment Investment & Management Co. Class A	5,027	201,231
Apple Hospitality REIT, Inc.	10,819	216,055
Armada Hoffler Properties, Inc.	4,834	50,660
Ashford Hospitality Prime, Inc.	368	5,336
Ashford Hospitality Trust, Inc.	10,958	69,145
AvalonBay Communities, Inc.	4,399	809,988
BioMed Realty Trust, Inc.	11,093	262,793
Bluerock Residential Growth REIT, Inc.	2,210	26,189
Boston Properties, Inc.	3,540	451,492
Brandywine Realty Trust	9,310	127,175
Brixmor Property Group, Inc.	12,590	325,074
Camden Property Trust	3,530	270,963
CBL & Associates Properties, Inc.	14,944	184,857
Chatham Lodging Trust	2,940	60,211
Chesapeake Lodging Trust	4,001	100,665
Columbia Property Trust, Inc.	7,116	167,084
Communications Sales & Leasing, Inc.	20,627	385,519
Community Healthcare Trust, Inc.	1,309	24,125
CorEnergy Infrastructure Trust, Inc.	1,977	29,339
CoreSite Realty Corp.	954	54,111
Corporate Office Properties Trust	5,739	125,282
Corrections Corp. of America	10,497	278,066
Cousins Properties, Inc.	10,629	100,231
Crown Castle International Corp.	15,225	1,316,201
CubeSmart	5,010	153,406
CyrusOne, Inc.	2,500	93,625
DCT Industrial Trust, Inc.	3,507	131,057
DDR Corp.	14,981	252,280
DiamondRock Hospitality Co.	10,577	102,068
Digital Realty Trust, Inc.	7,810	590,592
Douglas Emmett, Inc.	5,413	168,777
Duke Realty Corp.	12,680	266,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
DuPont Fabros Technology, Inc.	4,671	$148,491
EastGroup Properties, Inc.	2,094	116,447
Education Realty Trust, Inc.	3,235	122,542
EPR Properties	3,692	215,797
Equinix, Inc.	1,459	441,202
Equity Lifestyle Properties, Inc.	2,839	189,276
Equity One, Inc.	6,283	170,583
Equity Residential	11,733	957,295
Essex Property Trust, Inc.	1,835	439,317
Extra Space Storage, Inc.	3,995	352,399
Federal Realty Investment Trust	2,007	293,223
First Industrial Realty Trust, Inc.	3,403	75,308
Franklin Street Properties Corp.	11,353	117,504
Gaming and Leisure Properties, Inc.	10,525	292,595
General Growth Properties, Inc.	28,906	786,532
Geo Group, Inc. (The)	7,536	217,866
Gladstone Commercial Corp.	2,322	33,878
Global Net Lease, Inc.	13,787	109,607
Government Properties Income Trust	7,875	124,976
Gramercy Property Trust	12,017	92,771
HCP, Inc.	30,845	1,179,513
Healthcare Realty Trust, Inc.	5,676	160,744
Healthcare Trust of America, Inc. Class A	7,296	196,773
Hersha Hospitality Trust	4,544	98,877
Highwoods Properties, Inc.	3,892	169,691
Hospitality Properties Trust	12,086	316,049
Host Hotels & Resorts, Inc.	40,824	626,240
Hudson Pacific Properties, Inc.	2,140	60,220
Independence Realty Trust, Inc.	8,158	61,267
InfraREIT, Inc.	2,460	45,510
Inland Real Estate Corp.	10,697	113,602
Investors Real Estate Trust	15,579	108,274
Iron Mountain, Inc.	15,798	426,704
Kilroy Realty Corp.	2,195	138,900
Kimco Realty Corp.	17,877	473,025
Kite Realty Group Trust	4,686	121,508
Lamar Advertising Co. Class A	4,754	285,145
LaSalle Hotel Properties	8,074	203,142
Lexington Realty Trust	20,310	162,480
Liberty Property Trust	9,043	280,785
LTC Properties, Inc.	2,987	128,859
Macerich Co. (The)	6,291	507,621
Mack-Cali Realty Corp.	4,282	99,985
Medical Properties Trust, Inc.	18,925	217,827
Mid-America Apartment Communities, Inc.	3,174	288,231
Monogram Residential Trust, Inc.	4,613	45,023
National Health Investors, Inc.	2,196	133,671
National Retail Properties, Inc.	6,269	251,073
New Senior Investment Group, Inc.	9,122	89,943
New York REIT, Inc.	10,848	124,752
NexPoint Residential Trust, Inc.	1,947	25,486
NorthStar Realty Finance Corp.	25,806	439,476
Omega Healthcare Investors, Inc.	12,868	450,123
One Liberty Properties, Inc.	3,292	70,646
Outfront Media, Inc.	9,823	214,436
Paramount Group, Inc.	4,471	80,925
Parkway Properties, Inc.	7,698	120,320
Pebblebrook Hotel Trust	3,287	92,102
Pennsylvania Real Estate Investment Trust	5,356	117,136
Physicians Realty Trust	6,564	110,669
Piedmont Office Realty Trust, Inc. Class A	7,949	150,077
Plum Creek Timber Co., Inc.	7,469	356,421
Post Properties, Inc.	2,028	119,976
Potlatch Corp.	2,644	79,955
Preferred Apartment Communities, Inc. Class A	2,038	26,657
Prologis, Inc.	21,364	916,943
PS Business Parks, Inc.	1,265	110,599
Public Storage	5,411	1,340,305
QTS Realty Trust, Inc. Class A	1,973	89,002
Ramco-Gershenson Properties Trust	6,017	99,942
Rayonier, Inc.	5,781	128,338
Realty Income Corp.	12,470	643,826
Regency Centers Corp.	3,225	219,687
Retail Opportunity Investments Corp.	6,044	108,188
Retail Properties of America, Inc. Class A	11,469	169,397
RLJ Lodging Trust	7,886	170,574
Ryman Hospitality Properties, Inc.	3,028	156,366
Sabra Health Care REIT, Inc.	5,699	115,291
Select Income REIT	9,346	185,238
Senior Housing Properties Trust	27,922	414,362
Simon Property Group, Inc.	11,444	2,225,171
SL Green Realty Corp.	2,130	240,647
Sovran Self Storage, Inc.	1,221	131,026
Spirit Realty Capital, Inc.	30,207	302,674
STAG Industrial, Inc.	6,462	119,224
STORE Capital Corp.	5,945	137,924
Summit Hotel Properties, Inc.	6,212	74,233
Sun Communities, Inc.	2,878	197,229
Tanger Factory Outlet Centers, Inc.	3,747	122,527
Taubman Centers, Inc.	2,086	160,038
UDR, Inc.	9,653	362,663
UMH Properties, Inc.	2,526	25,563
Urban Edge Properties	3,429	80,410
Ventas, Inc.	20,185	1,139,040
VEREIT, Inc.	62,928	498,390
Vornado Realty Trust	5,625	562,275
W.P. Carey, Inc.	6,792	400,728
Washington Real Estate Investment Trust	4,839	130,943
Weingarten Realty Investors	5,398	186,663
Welltower, Inc.	19,446	1,322,911
Weyerhaeuser Co.	21,876	655,842
WP GLIMCHER, Inc.	17,916	190,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Xenia Hotels & Resorts, Inc.	6,245	$95,736

Total Real Estate Investment Trusts (REITs)		38,053,705

Real Estate Management & Development - 0.0%
Farmland Partners, Inc.	2,227	24,430
Kennedy-Wilson Holdings, Inc.	2,477	59,646
RMR Group, Inc. (The) Class A*	50	721

Total Real Estate Management & Development		84,797

Road & Rail - 0.8%
Celadon Group, Inc.	2,289	22,638
CSX Corp.	29,109	755,379
JB Hunt Transport Services, Inc.	1,664	122,071
Kansas City Southern	1,979	147,772
Norfolk Southern Corp.	8,809	745,153
Ryder System, Inc.	1,793	101,896
Union Pacific Corp.	26,083	2,039,691

Total Road & Rail		3,934,600

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	9,659	534,336
Applied Materials, Inc.	28,031	523,339
Atmel Corp.	7,846	67,554
Broadcom Corp. Class A	6,030	348,654
Brooks Automation, Inc.	4,020	42,934
Intel Corp.	143,085	4,929,278
Intersil Corp. Class A	7,403	94,462
KLA-Tencor Corp.	5,241	363,463
Lam Research Corp.	2,440	193,785
Linear Technology Corp.	7,217	306,506
Maxim Integrated Products, Inc.	9,825	373,350
Microchip Technology, Inc.	8,115	377,672
NVIDIA Corp.	8,420	277,523
Skyworks Solutions, Inc.	2,572	197,607
Teradyne, Inc.	3,531	72,986
Texas Instruments, Inc.	29,780	1,632,242
Xilinx, Inc.	7,445	349,692

Total Semiconductors & Semiconductor Equipment		10,685,383

Software - 3.5%
Activision Blizzard, Inc.	5,049	195,447
American Software, Inc. Class A	1,637	16,665
CA, Inc.	17,762	507,283
CDK Global, Inc.	1,726	81,933
Intuit, Inc.	3,818	368,437
Microsoft Corp.	230,551	12,790,969
Oracle Corp.	73,771	2,694,855
QAD, Inc. Class A	1,067	21,895
Solera Holdings, Inc.	1,567	85,918
SS&C Technologies Holdings, Inc.	1,177	80,354
Symantec Corp.	21,823	458,283

Total Software		17,302,039

Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	2,556	69,012
American Eagle Outfitters, Inc.	7,000	108,500
Barnes & Noble, Inc.	4,664	40,623
Best Buy Co., Inc.	11,432	348,104
Big 5 Sporting Goods Corp.	2,621	26,184
Buckle, Inc. (The)	1,924	59,221
Chico’s FAS, Inc.	4,016	42,851
Citi Trends, Inc.	1,155	24,544
Dick’s Sporting Goods, Inc.	1,736	61,368
DSW, Inc. Class A	3,285	78,380
Foot Locker, Inc.	2,936	191,104
GameStop Corp. Class A	5,585	156,603
Gap, Inc. (The)	15,201	375,465
GNC Holdings, Inc. Class A	2,746	85,181
Guess?, Inc.	5,791	109,334
Home Depot, Inc. (The)	24,881	3,290,512
L Brands, Inc.	6,285	602,229
Lowe’s Cos., Inc.	15,046	1,144,098
Men’s Wearhouse, Inc. (The)	2,841	41,706
Penske Automotive Group, Inc.	2,730	115,588
Pier 1 Imports, Inc.	4,481	22,808
Rent-A-Center, Inc.	3,539	52,979
Ross Stores, Inc.	4,015	216,047
Stage Stores, Inc.	2,988	27,221
Staples, Inc.	34,807	329,622
Stein Mart, Inc.	3,387	22,795
Tiffany & Co.	2,873	219,181
TJX Cos., Inc. (The)	9,076	643,579
Tractor Supply Co.	1,331	113,800
Williams-Sonoma, Inc.	2,127	124,238

Total Specialty Retail		8,742,877

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	110,936	11,677,123
Diebold, Inc.	2,304	69,327
EMC Corp.	37,524	963,616
HP, Inc.	78,366	927,854
Lexmark International, Inc. Class A	3,827	124,186
NetApp, Inc.	7,781	206,430
Western Digital Corp.	7,999	480,340

Total Technology Hardware, Storage & Peripherals		14,448,876

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	692	61,609
Coach, Inc.	13,310	435,636
Columbia Sportswear Co.	1,634	79,674
Hanesbrands, Inc.	4,984	146,679
NIKE, Inc. Class B	14,876	929,750
Ralph Lauren Corp.	1,081	120,510
VF Corp.	10,793	671,864
Wolverine World Wide, Inc.	2,695	45,034

Total Textiles, Apparel & Luxury Goods		2,490,756

Thrifts & Mortgage Finance - 0.2%
BankFinancial Corp.	1,914	24,174
Capitol Federal Financial, Inc.	4,265	53,568
Federal Agricultural Mortgage Corp. Class C	772	24,372
New York Community Bancorp, Inc.	32,594	531,934
Northwest Bancshares, Inc.	5,056	67,700
OceanFirst Financial Corp.	2,448	49,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2015

Investments	Shares	Value
Provident Financial Services, Inc.	4,484	$90,353
Riverview Bancorp, Inc.	5,482	25,710
Territorial Bancorp, Inc.	878	24,356
TFS Financial Corp.	7,030	132,375
Washington Federal, Inc.	3,619	86,241
Westfield Financial, Inc.	3,057	25,679

Total Thrifts & Mortgage Finance		1,135,495

Tobacco - 3.0%
Altria Group, Inc.	85,026	4,949,364
Philip Morris International, Inc.	79,140	6,957,197
Reynolds American, Inc.	50,102	2,312,207
Universal Corp.	1,137	63,763
Vector Group Ltd.	10,215	240,972

Total Tobacco		14,523,503

Trading Companies & Distributors - 0.2%
Fastenal Co.	9,296	379,463
GATX Corp.	2,079	88,461
H&E Equipment Services, Inc.	2,776	48,525
MSC Industrial Direct Co., Inc. Class A	1,683	94,702
TAL International Group, Inc.*	4,554	72,409
W.W. Grainger, Inc.	1,612	326,575
Watsco, Inc.	1,126	131,888

Total Trading Companies & Distributors		1,142,023

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	6,523	473,570

Water Utilities - 0.1%
American Water Works Co., Inc.	4,606	275,208
Aqua America, Inc.	5,656	168,549
Artesian Resources Corp. Class A	965	26,730
Connecticut Water Service, Inc.	1,170	44,472

Total Water Utilities		514,959

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	3,050	78,964

Total United States		488,969,632

TOTAL COMMON STOCKS (Cost: $439,635,592)		489,009,698

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Total Earnings Fund(a)(b) (Cost: $266,086)	3,762	267,441

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $313,838)(d)	313,838	313,838

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $440,215,516)		489,590,977

Cash and Other Assets in Excess of Liabilities - 0.2%		1,078,528

NET ASSETS - 100.0%		$490,669,505

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $305,630 and the total market value of the collateral held by the Fund was $313,838.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 3.1%
B/E Aerospace, Inc.	24	$1,017
Boeing Co. (The)	2,657	384,176
BWX Technologies, Inc.	475	15,091
Cubic Corp.	110	5,197
Curtiss-Wright Corp.	137	9,384
Esterline Technologies Corp.*	106	8,586
General Dynamics Corp.	1,147	157,552
HEICO Corp.	73	3,968
Hexcel Corp.	227	10,544
Honeywell International, Inc.	2,400	248,568
Huntington Ingalls Industries, Inc.	208	26,385
KLX, Inc.*	90	2,771
L-3 Communications Holdings, Inc.	323	38,602
Lockheed Martin Corp.	1,199	260,363
Moog, Inc. Class A*	143	8,666
National Presto Industries, Inc.	37	3,066
Northrop Grumman Corp.	785	148,216
Orbital ATK, Inc.	293	26,177
Precision Castparts Corp.	359	83,291
Raytheon Co.	1,280	159,398
Rockwell Collins, Inc.	453	41,812
Spirit AeroSystems Holdings, Inc. Class A*	125	6,259
Teledyne Technologies, Inc.*	106	9,402
Textron, Inc.	855	35,918
TransDigm Group, Inc.*	69	15,763
United Technologies Corp.	2,898	278,411

Total Aerospace & Defense		1,988,583

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	131	5,415
C.H. Robinson Worldwide, Inc.	479	29,708
Expeditors International of Washington, Inc.	562	25,346
FedEx Corp.	716	106,677
Forward Air Corp.	86	3,699
Hub Group, Inc. Class A*	109	3,592
Park-Ohio Holdings Corp.	128	4,708
United Parcel Service, Inc. Class B	2,867	275,891

Total Air Freight & Logistics		455,036

Airlines - 1.6%
Alaska Air Group, Inc.	605	48,708
Allegiant Travel Co.	33	5,538
American Airlines Group, Inc.	6,008	254,439
Delta Air Lines, Inc.	5,196	263,385
Hawaiian Holdings, Inc.*	393	13,885
JetBlue Airways Corp.*	912	20,657
Southwest Airlines Co.	2,170	93,440
Spirit Airlines, Inc.*	483	19,248
United Continental Holdings, Inc.*	5,616	321,797

Total Airlines		1,041,097

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	543	10,284
BorgWarner, Inc.	824	35,622
Cooper Tire & Rubber Co.	303	11,469
Dana Holding Corp.	1,128	15,566
Dorman Products, Inc.*	110	5,222
Drew Industries, Inc.	98	5,967
Gentex Corp.	1,284	20,557
Gentherm, Inc.*	135	6,399
Goodyear Tire & Rubber Co. (The)	4,146	135,450
Johnson Controls, Inc.	2,196	86,720
Lear Corp.	292	35,866
Standard Motor Products, Inc.	144	5,479
Superior Industries International, Inc.	245	4,513
Tenneco, Inc.*	367	16,849
Tower International, Inc.	207	5,914
Visteon Corp.	146	16,717

Total Auto Components		418,594

Automobiles - 1.0%
Ford Motor Co.	25,269	356,040
General Motors Co.	6,759	229,873
Harley-Davidson, Inc.	971	44,074
Thor Industries, Inc.	165	9,265
Winnebago Industries, Inc.	421	8,378

Total Automobiles		647,630

Banks - 10.1%
1st Source Corp.	119	3,674
Associated Banc-Corp.	540	10,125
BancFirst Corp.	56	3,283
BancorpSouth, Inc.	327	7,845
Bank of America Corp.	55,913	941,016
Bank of Hawaii Corp.	166	10,441
Bank of the Ozarks, Inc.	156	7,716
BankUnited, Inc.	446	16,083
Banner Corp.	84	3,852
BB&T Corp.	3,214	121,521
BBCN Bancorp, Inc.	593	10,211
BOK Financial Corp.	275	16,442
Boston Private Financial Holdings, Inc.	582	6,600
Camden National Corp.	84	3,704
Cardinal Financial Corp.	30	683
Cathay General Bancorp	296	9,274
Central Pacific Financial Corp.	371	8,169
Chemical Financial Corp.	105	3,598
CIT Group, Inc.	1,461	58,002
Citigroup, Inc.	14,957	774,025
Citizens Financial Group, Inc.	818	21,423
City Holding Co.	83	3,788
CoBiz Financial, Inc.	370	4,965
Columbia Banking System, Inc.	202	6,567
Comerica, Inc.	1,285	53,752
Commerce Bancshares, Inc.	354	15,059
Community Bank System, Inc.	124	4,953
Community Trust Bancorp, Inc.	93	3,251
Cullen/Frost Bankers, Inc.	210	12,600
Customers Bancorp, Inc.*	122	3,321
CVB Financial Corp.	311	5,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
East West Bancorp, Inc.	548	$22,775
Fifth Third Bancorp	4,327	86,973
First Citizens BancShares, Inc. Class A	32	8,261
First Commonwealth Financial Corp.	907	8,226
First Financial Bancorp	278	5,023
First Financial Bankshares, Inc.	189	5,702
First Horizon National Corp.	1,231	17,874
First Interstate BancSystem, Inc. Class A	173	5,029
First Merchants Corp.	197	5,008
First Midwest Bancorp, Inc.	486	8,957
First Niagara Financial Group, Inc.	1,221	13,248
First Republic Bank	486	32,105
FirstMerit Corp.	788	14,696
Flushing Financial Corp.	173	3,744
FNB Corp.	671	8,951
Fulton Financial Corp.	830	10,798
Glacier Bancorp, Inc.	192	5,094
Great Southern Bancorp, Inc.	99	4,481
Hancock Holding Co.	182	4,581
Hanmi Financial Corp.	298	7,069
Hilltop Holdings, Inc.*	314	6,035
Home BancShares, Inc.	180	7,294
Huntington Bancshares, Inc.	3,178	35,149
Iberiabank Corp.	90	4,956
Independent Bank Corp.	75	3,489
International Bancshares Corp.	343	8,815
Investors Bancorp, Inc.	582	7,240
JPMorgan Chase & Co.	21,806	1,439,850
KeyCorp	4,180	55,134
Lakeland Financial Corp.	107	4,988
M&T Bank Corp.	564	68,346
MB Financial, Inc.	135	4,370
National Penn Bancshares, Inc.	337	4,155
NBT Bancorp, Inc.	119	3,318
Old National Bancorp	350	4,746
Opus Bank	242	8,947
PacWest Bancorp	99	4,267
Park National Corp.	54	4,886
People’s United Financial, Inc.	775	12,516
Pinnacle Financial Partners, Inc.	129	6,625
PNC Financial Services Group, Inc. (The)	2,581	245,995
Popular, Inc.	603	17,089
PrivateBancorp, Inc.	250	10,255
Prosperity Bancshares, Inc.	323	15,459
Regions Financial Corp.	6,253	60,029
Renasant Corp.	147	5,058
Republic Bancorp, Inc. Class A	216	5,705
S&T Bancorp, Inc.	92	2,835
Seacoast Banking Corp. of Florida*	161	2,412
ServisFirst Bancshares, Inc.	120	5,704
Signature Bank*	129	19,785
Simmons First National Corp. Class A	93	4,776
South State Corp.	88	6,332
Southside Bancshares, Inc.	155	3,723
Sterling Bancorp	460	7,461
SunTrust Banks, Inc.	2,669	114,340
SVB Financial Group*	161	19,143
Synovus Financial Corp.	353	11,430
TCF Financial Corp.	501	7,074
Texas Capital Bancshares, Inc.*	90	4,448
Tompkins Financial Corp.	75	4,212
Towne Bank	282	5,885
Trustmark Corp.	278	6,405
U.S. Bancorp	7,769	331,503
UMB Financial Corp.	197	9,170
Umpqua Holdings Corp.	335	5,327
Union Bankshares Corp.	328	8,279
United Bankshares, Inc.	125	4,624
United Community Banks, Inc.	138	2,690
Valley National Bancorp	299	2,945
Webster Financial Corp.	383	14,244
Wells Fargo & Co.	23,358	1,269,741
WesBanco, Inc.	112	3,362
Westamerica Bancorp	71	3,319
Western Alliance Bancorp*	364	13,053
Wilshire Bancorp, Inc.	848	9,794
Wintrust Financial Corp.	109	5,289
Zions Bancorp	1,025	27,982

Total Banks		6,421,803

Beverages - 1.6%
Boston Beer Co., Inc. (The) Class A*	19	3,836
Brown-Forman Corp. Class B	441	43,782
Coca-Cola Bottling Co. Consolidated	52	9,491
Coca-Cola Co. (The)	8,430	362,153
Coca-Cola Enterprises, Inc.	909	44,759
Constellation Brands, Inc. Class A	469	66,804
Dr. Pepper Snapple Group, Inc.	549	51,167
Molson Coors Brewing Co. Class B	566	53,159
Monster Beverage Corp.*	247	36,793
National Beverage Corp.*	169	7,679
PepsiCo, Inc.	3,181	317,846

Total Beverages		997,469

Biotechnology - 3.3%
AbbVie, Inc.	2,868	169,900
Acorda Therapeutics, Inc.*	142	6,075
Alexion Pharmaceuticals, Inc.*	164	31,283
AMAG Pharmaceuticals, Inc.*	134	4,046
Amgen, Inc.	2,412	391,540
Baxalta, Inc.	1,802	70,332
Biogen, Inc.*	714	218,734
Celgene Corp.*	987	118,203
Emergent Biosolutions, Inc.*	113	4,521
Gilead Sciences, Inc.	9,685	980,025
Insys Therapeutics, Inc.*	171	4,896
Medivation, Inc.*	265	12,810
Myriad Genetics, Inc.*	345	14,890
PDL BioPharma, Inc.	2,243	7,940
Regeneron Pharmaceuticals, Inc.*	44	23,886
United Therapeutics Corp.*	144	22,552

Total Biotechnology		2,081,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Building Products - 0.2%
A.O. Smith Corp.	175	$13,407
American Woodmark Corp.*	71	5,678
Armstrong World Industries, Inc.*	122	5,579
Fortune Brands Home & Security, Inc.	380	21,090
Lennox International, Inc.	109	13,614
Masco Corp.	1,946	55,072
Owens Corning	416	19,564
Simpson Manufacturing Co., Inc.	108	3,688
Universal Forest Products, Inc.	80	5,470
USG Corp.*	378	9,182

Total Building Products		152,344

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	137	21,887
Ameriprise Financial, Inc.	649	69,067
Artisan Partners Asset Management, Inc. Class A	78	2,813
Bank of New York Mellon Corp. (The)	3,580	147,568
BlackRock, Inc.	552	187,967
Calamos Asset Management, Inc. Class A	289	2,798
Charles Schwab Corp. (The)	2,502	82,391
Cohen & Steers, Inc.	78	2,377
E*TRADE Financial Corp.*	821	24,334
Eaton Vance Corp.	430	13,945
Evercore Partners, Inc. Class A	113	6,110
Federated Investors, Inc. Class B	524	15,013
Financial Engines, Inc.	138	4,646
Franklin Resources, Inc.	3,143	115,725
GAMCO Investors, Inc. Class A	103	3,197
Goldman Sachs Group, Inc. (The)	2,463	443,906
Greenhill & Co., Inc.	189	5,407
HFF, Inc. Class A	169	5,251
Interactive Brokers Group, Inc. Class A	207	9,025
INTL FCStone, Inc.*	252	8,432
Investment Technology Group, Inc.	317	5,395
Janus Capital Group, Inc.	917	12,921
KCG Holdings, Inc. Class A*	297	3,656
Legg Mason, Inc.	454	17,810
LPL Financial Holdings, Inc.	261	11,132
Morgan Stanley	10,462	332,796
Northern Trust Corp.	619	44,624
NorthStar Asset Management Group, Inc.	638	7,745
Raymond James Financial, Inc.	517	29,970
SEI Investments Co.	420	22,008
State Street Corp.	2,063	136,901
Stifel Financial Corp.*	196	8,303
T. Rowe Price Group, Inc.	973	69,560
TD Ameritrade Holding Corp.	1,363	47,310
Virtus Investment Partners, Inc.	51	5,990
Waddell & Reed Financial, Inc. Class A	500	14,330

Total Capital Markets		1,942,310

Chemicals - 2.1%
A. Schulman, Inc.	93	2,849
Air Products & Chemicals, Inc.	531	69,088
Airgas, Inc.	166	22,961
Albemarle Corp.	369	20,668
Balchem Corp.	67	4,074
Calgon Carbon Corp.	333	5,744
Celanese Corp. Series A	1,236	83,220
CF Industries Holdings, Inc.	1,275	52,033
Chemours Co. (The)	2	11
Chemtura Corp.*	525	14,317
Dow Chemical Co. (The)	4,904	252,458
E.I. du Pont de Nemours & Co.	2,341	155,911
Eastman Chemical Co.	682	46,042
Ecolab, Inc.	621	71,030
Ferro Corp.*	166	1,846
Flotek Industries, Inc.*	343	3,924
FMC Corp.	62	2,426
H.B. Fuller Co.	134	4,887
Innospec, Inc.	133	7,223
International Flavors & Fragrances, Inc.	236	28,235
Minerals Technologies, Inc.	100	4,586
Monsanto Co.	1,464	144,233
Mosaic Co. (The)	825	22,762
NewMarket Corp.	41	15,610
OMNOVA Solutions, Inc.*	378	2,317
PolyOne Corp.	227	7,209
PPG Industries, Inc.	646	63,838
Praxair, Inc.	709	72,602
Quaker Chemical Corp.	52	4,017
Rayonier Advanced Materials, Inc.	39	382
RPM International, Inc.	385	16,963
Scotts Miracle-Gro Co. (The) Class A	140	9,031
Sensient Technologies Corp.	148	9,297
Sherwin-Williams Co. (The)	190	49,324
Stepan Co.	108	5,366
Valspar Corp. (The)	226	18,747
W.R. Grace & Co.*	223	22,209
Westlake Chemical Corp.	469	25,476

Total Chemicals		1,342,916

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	163	4,641
ACCO Brands Corp.*	868	6,189
ADT Corp. (The)	623	20,546
Brady Corp. Class A	144	3,309
Brink’s Co. (The)	196	5,657
Cintas Corp.	273	24,857
Clean Harbors, Inc.*	38	1,583
Copart, Inc.*	230	8,742
Deluxe Corp.	248	13,526
Ennis, Inc.	220	4,235
Essendant, Inc.	177	5,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Herman Miller, Inc.	167	$4,793
HNI Corp.	111	4,003
KAR Auction Services, Inc.	315	11,664
Knoll, Inc.	220	4,136
Matthews International Corp. Class A	87	4,650
McGrath RentCorp	59	1,486
Mobile Mini, Inc.	105	3,269
MSA Safety, Inc.	119	5,173
Pitney Bowes, Inc.	1,027	21,207
R.R. Donnelley & Sons Co.	568	8,361
Republic Services, Inc.	1,092	48,037
Rollins, Inc.	299	7,744
Steelcase, Inc. Class A	262	3,904
Stericycle, Inc.*	121	14,593
Tetra Tech, Inc.	207	5,386
UniFirst Corp.	96	10,003
Waste Connections, Inc.	236	13,291
Waste Management, Inc.	591	31,542
West Corp.	314	6,773

Total Commercial Services & Supplies		309,054

Communications Equipment - 1.8%
ADTRAN, Inc.	107	1,843
Arista Networks, Inc.*	45	3,503
ARRIS Group, Inc.*	353	10,791
Black Box Corp.	88	839
Brocade Communications Systems, Inc.	1,424	13,072
Cisco Systems, Inc.	19,857	539,217
CommScope Holding Co., Inc.*	409	10,589
Comtech Telecommunications Corp.	84	1,688
EchoStar Corp. Class A*	64	2,503
F5 Networks, Inc.*	171	16,580
Finisar Corp.*	288	4,187
Harris Corp.	526	45,709
InterDigital, Inc.	96	4,708
Juniper Networks, Inc.	1,120	30,912
Motorola Solutions, Inc.	603	41,275
NETGEAR, Inc.*	91	3,814
Plantronics, Inc.	132	6,259
Polycom, Inc.*	127	1,599
QUALCOMM, Inc.	7,442	371,988
Ubiquiti Networks, Inc.*	330	10,458

Total Communications Equipment		1,121,534

Construction & Engineering - 0.2%
Aegion Corp.*	254	4,905
Comfort Systems USA, Inc.	233	6,622
Dycom Industries, Inc.*	82	5,737
EMCOR Group, Inc.	185	8,887
Fluor Corp.	899	42,451
Jacobs Engineering Group, Inc.*	542	22,737
MasTec, Inc.*	347	6,031
Primoris Services Corp.	165	3,635
Quanta Services, Inc.*	822	16,645
Tutor Perini Corp.*	363	6,076

Total Construction & Engineering		123,726

Construction Materials - 0.0%
Eagle Materials, Inc.	98	5,922
Martin Marietta Materials, Inc.	80	10,927

Total Construction Materials		16,849

Consumer Finance - 1.4%
American Express Co.	4,296	298,787
Capital One Financial Corp.	3,195	230,615
Cash America International, Inc.	422	12,639
Credit Acceptance Corp.*	107	22,900
Discover Financial Services	2,160	115,819
Encore Capital Group, Inc.*	224	6,514
First Cash Financial Services, Inc.*	77	2,882
Green Dot Corp. Class A*	252	4,138
Navient Corp.	2,795	32,003
Nelnet, Inc. Class A	405	13,596
PRA Group, Inc.*	293	10,164
Regional Management Corp.*	122	1,887
Santander Consumer USA Holdings, Inc.*	1,904	30,178
SLM Corp.*	831	5,418
Synchrony Financial*	3,501	106,466
World Acceptance Corp.*	74	2,745

Total Consumer Finance		896,751

Containers & Packaging - 0.4%
AptarGroup, Inc.	160	11,624
Avery Dennison Corp.	267	16,730
Ball Corp.	465	33,819
Bemis Co., Inc.	297	13,273
Berry Plastics Group, Inc.*	153	5,536
Crown Holdings, Inc.*	556	28,189
Graphic Packaging Holding Co.	801	10,277
Greif, Inc. Class A	55	1,695
International Paper Co.	963	36,305
Packaging Corp. of America	424	26,733
Sealed Air Corp.	360	16,056
Silgan Holdings, Inc.	194	10,422
Sonoco Products Co.	321	13,119
WestRock Co.	539	24,589

Total Containers & Packaging		248,367

Distributors - 0.1%
Core-Mark Holding Co., Inc.	112	9,177
Genuine Parts Co.	416	35,730
LKQ Corp.*	790	23,408
Pool Corp.	116	9,371

Total Distributors		77,686

Diversified Consumer Services - 0.1%
Apollo Education Group, Inc.*	502	3,850
Bright Horizons Family Solutions, Inc.*	117	7,815
Capella Education Co.	71	3,282
DeVry Education Group, Inc.	452	11,440
Graham Holdings Co. Class B	10	4,850
Grand Canyon Education, Inc.*	192	7,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
H&R Block, Inc.	902	$30,046
Service Corp. International	180	4,684
Sotheby’s	106	2,730
Strayer Education, Inc.*	112	6,733
Weight Watchers International, Inc.*	222	5,062

Total Diversified Consumer Services		88,195

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B*	9,583	1,265,339
CBOE Holdings, Inc.	189	12,266
CME Group, Inc.	690	62,514
FactSet Research Systems, Inc.	86	13,981
Intercontinental Exchange, Inc.	139	35,620
Leucadia National Corp.	635	11,043
MarketAxess Holdings, Inc.	78	8,704
McGraw Hill Financial, Inc.	604	59,542
Moody’s Corp.	581	58,298
Morningstar, Inc.	74	5,950
MSCI, Inc.	291	20,990
Nasdaq, Inc.	553	32,168
Voya Financial, Inc.	2,848	105,120

Total Diversified Financial Services		1,691,535

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	13,473	463,606
Atlantic Tele-Network, Inc.	69	5,398
CenturyLink, Inc.	380	9,561
Iridium Communications, Inc.*	704	5,921
Level 3 Communications, Inc.*	326	17,721
Verizon Communications, Inc.	16,755	774,416

Total Diversified Telecommunication Services		1,276,623

Electric Utilities - 1.8%
ALLETE, Inc.	123	6,252
American Electric Power Co., Inc.	1,600	93,232
Cleco Corp.	395	20,623
Duke Energy Corp.	1,946	138,925
Edison International	1,278	75,670
El Paso Electric Co.	145	5,582
Empire District Electric Co. (The)	189	5,305
Eversource Energy	1,088	55,564
Exelon Corp.	1,976	54,874
FirstEnergy Corp.	1,478	46,897
Great Plains Energy, Inc.	680	18,571
Hawaiian Electric Industries, Inc.	229	6,630
IDACORP, Inc.	143	9,724
ITC Holdings Corp.	504	19,782
MGE Energy, Inc.	134	6,218
NextEra Energy, Inc.	1,687	175,262
OGE Energy Corp.	772	20,296
Pepco Holdings, Inc.	730	18,987
Pinnacle West Capital Corp.	387	24,954
PNM Resources, Inc.	372	11,372
Portland General Electric Co.	423	15,385
PPL Corp.	2,648	90,376
Southern Co. (The)	3,275	153,237
Westar Energy, Inc.	478	20,272
Xcel Energy, Inc.	1,927	69,199

Total Electric Utilities		1,163,189

Electrical Equipment - 0.5%
Acuity Brands, Inc.	94	21,977
AMETEK, Inc.	689	36,923
AZZ, Inc.	70	3,890
Babcock & Wilcox Enterprises, Inc.*	237	4,946
Emerson Electric Co.	2,978	142,438
EnerSys	188	10,515
Franklin Electric Co., Inc.	114	3,081
Generac Holdings, Inc.*	114	3,394
Hubbell, Inc.	174	17,581
Powell Industries, Inc.	59	1,536
Regal Beloit Corp.	148	8,661
Rockwell Automation, Inc.	475	48,740

Total Electrical Equipment		303,682

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	796	41,575
Anixter International, Inc.*	122	7,368
Arrow Electronics, Inc.*	531	28,770
Avnet, Inc.	656	28,103
AVX Corp.	641	7,782
Belden, Inc.	120	5,722
Benchmark Electronics, Inc.*	378	7,813
CDW Corp.	451	18,960
Cognex Corp.	157	5,302
Coherent, Inc.*	68	4,428
Corning, Inc.	5,470	99,992
Dolby Laboratories, Inc. Class A	314	10,566
FEI Co.	95	7,580
Fitbit, Inc. Class A*	229	6,776
FLIR Systems, Inc.	414	11,621
II-VI, Inc.*	429	7,962
Ingram Micro, Inc. Class A	713	21,661
Insight Enterprises, Inc.*	369	9,269
InvenSense, Inc.*	197	2,015
IPG Photonics Corp.*	132	11,769
Jabil Circuit, Inc.	631	14,696
Keysight Technologies, Inc.*	220	6,233
Littelfuse, Inc.	96	10,273
Methode Electronics, Inc.	173	5,507
MTS Systems Corp.	105	6,658
National Instruments Corp.	196	5,623
OSI Systems, Inc.*	41	3,635
PC Connection, Inc.	289	6,543
Plexus Corp.*	220	7,682
Rofin-Sinar Technologies, Inc.*	144	3,856
Rogers Corp.*	71	3,661
Sanmina Corp.*	530	10,907
ScanSource, Inc.*	159	5,123
SYNNEX Corp.	179	16,098
Tech Data Corp.*	198	13,143
Trimble Navigation Ltd.*	344	7,379
Universal Display Corp.*	198	10,779
Vishay Intertechnology, Inc.	828	9,977

Total Electronic Equipment, Instruments & Components		492,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Energy Equipment & Services - 0.3%
Bristow Group, Inc.	13	$337
Cameron International Corp.*	877	55,426
Dril-Quip, Inc.*	176	10,424
Era Group, Inc.*	117	1,305
FMC Technologies, Inc.*	665	19,292
Forum Energy Technologies, Inc.*	151	1,881
Halliburton Co.	1,567	53,341
Helmerich & Payne, Inc.	433	23,187
National Oilwell Varco, Inc.	690	23,108
Newpark Resources, Inc.*	669	3,532
Oceaneering International, Inc.	224	8,404
Oil States International, Inc.*	107	2,916
RPC, Inc.	1,089	13,014
U.S. Silica Holdings, Inc.	278	5,207

Total Energy Equipment & Services		221,374

Food & Staples Retailing - 2.9%
Andersons, Inc. (The)	130	4,112
Casey’s General Stores, Inc.	97	11,684
Costco Wholesale Corp.	836	135,014
CVS Health Corp.	3,012	294,483
Fresh Market, Inc. (The)*	47	1,101
Ingles Markets, Inc. Class A	157	6,920
Kroger Co. (The)	2,858	119,550
PriceSmart, Inc.	66	5,477
Rite Aid Corp.*	12,807	100,407
SpartanNash Co.	67	1,450
Sprouts Farmers Market, Inc.*	141	3,749
SUPERVALU, Inc.*	919	6,231
Sysco Corp.	1,209	49,569
United Natural Foods, Inc.*	47	1,850
Wal-Mart Stores, Inc.	14,393	882,291
Walgreens Boots Alliance, Inc.	2,223	189,300
Weis Markets, Inc.	70	3,101
Whole Foods Market, Inc.	282	9,447

Total Food & Staples Retailing		1,825,736

Food Products - 2.0%
Archer-Daniels-Midland Co.	2,003	73,470
B&G Foods, Inc.	95	3,327
Cal-Maine Foods, Inc.	208	9,639
Campbell Soup Co.	1,085	57,017
ConAgra Foods, Inc.	1,178	49,664
Darling Ingredients, Inc.*	168	1,767
Flowers Foods, Inc.	438	9,413
General Mills, Inc.	1,674	96,523
Hain Celestial Group, Inc. (The)*	116	4,685
Hershey Co. (The)	380	33,923
Hormel Foods Corp.	697	55,119
Ingredion, Inc.	299	28,656
J&J Snack Foods Corp.	39	4,550
J.M. Smucker Co. (The)	332	40,949
Kellogg Co.	816	58,972
Keurig Green Mountain, Inc.	173	15,567
Kraft Heinz Co. (The)	803	58,426
Lancaster Colony Corp.	94	10,853
Landec Corp.*	250	2,958
McCormick & Co., Inc. Non-Voting Shares	363	31,058
Mead Johnson Nutrition Co.	329	25,975
Mondelez International, Inc. Class A	10,361	464,587
Pilgrim’s Pride Corp.	1,124	24,829
Pinnacle Foods, Inc.	410	17,409
Sanderson Farms, Inc.	84	6,512
Seaboard Corp.*	5	14,474
Seneca Foods Corp. Class A*	79	2,289
Snyder’s-Lance, Inc.	28	960
Tootsie Roll Industries, Inc.	107	3,380
TreeHouse Foods, Inc.*	77	6,041
Tyson Foods, Inc. Class A	1,179	62,876
WhiteWave Foods Co. (The)*	167	6,498

Total Food Products		1,282,366

Gas Utilities - 0.2%
AGL Resources, Inc.	565	36,053
Atmos Energy Corp.	300	18,912
New Jersey Resources Corp.	188	6,196
Northwest Natural Gas Co.	78	3,948
ONE Gas, Inc.	132	6,622
Piedmont Natural Gas Co., Inc.	175	9,978
Questar Corp.	666	12,974
South Jersey Industries, Inc.	208	4,892
Southwest Gas Corp.	137	7,557
UGI Corp.	406	13,707
WGL Holdings, Inc.	149	9,385

Total Gas Utilities		130,224

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	2,746	123,323
Align Technology, Inc.*	116	7,639
Baxter International, Inc.	1,470	56,081
Becton, Dickinson and Co.	522	80,435
Boston Scientific Corp.*	1,992	36,733
C.R. Bard, Inc.	172	32,584
CONMED Corp.	108	4,757
Cooper Cos., Inc. (The)	100	13,420
DENTSPLY International, Inc.	360	21,906
Edwards Lifesciences Corp.*	240	18,955
Globus Medical, Inc. Class A*	186	5,175
Greatbatch, Inc.*	90	4,725
Haemonetics Corp.*	104	3,353
Hill-Rom Holdings, Inc.	163	7,834
IDEXX Laboratories, Inc.*	188	13,709
Intuitive Surgical, Inc.*	53	28,946
Masimo Corp.*	139	5,770
ResMed, Inc.	374	20,080
Sirona Dental Systems, Inc.*	97	10,628
St. Jude Medical, Inc.	922	56,952
Stryker Corp.	444	41,265
Teleflex, Inc.	96	12,619
Varian Medical Systems, Inc.*	263	21,250
West Pharmaceutical Services, Inc.	174	10,478
Zimmer Biomet Holdings, Inc.	349	35,804

Total Health Care Equipment & Supplies		674,421

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.*	98	$6,121
Aetna, Inc.	1,297	140,232
Air Methods Corp.*	99	4,151
Amsurg Corp.*	27	2,052
Anthem, Inc.	1,050	146,412
Cardinal Health, Inc.	767	68,470
Centene Corp.*	353	23,231
Chemed Corp.	88	13,182
Cigna Corp.	1,051	153,793
Community Health Systems, Inc.*	805	21,357
DaVita HealthCare Partners, Inc.*	683	47,612
Ensign Group, Inc. (The)	240	5,431
Express Scripts Holding Co.*	1,553	135,748
HCA Holdings, Inc.*	1,734	117,271
Health Net, Inc.*	153	10,474
HealthSouth Corp.	163	5,674
Henry Schein, Inc.*	206	32,587
Humana, Inc.	387	69,083
Laboratory Corp. of America Holdings*	319	39,441
Landauer, Inc.	20	658
LifePoint Health, Inc.*	140	10,276
Magellan Health, Inc.*	113	6,968
McKesson Corp.	514	101,376
MEDNAX, Inc.*	263	18,847
Molina Healthcare, Inc.*	57	3,427
National Healthcare Corp.	36	2,221
Owens & Minor, Inc.	165	5,937
Patterson Cos., Inc.	293	13,247
Quest Diagnostics, Inc.	486	34,574
Select Medical Holdings Corp.	619	7,372
Team Health Holdings, Inc.*	127	5,574
Tenet Healthcare Corp.*	143	4,333
Triple-S Management Corp. Class B*	158	3,778
UnitedHealth Group, Inc.	3,136	368,919
Universal Health Services, Inc. Class B	274	32,740
VCA, Inc.*	214	11,770
WellCare Health Plans, Inc.*	47	3,676

Total Health Care Providers & Services		1,678,015

Health Care Technology - 0.1%
Cerner Corp.*	441	26,535
HMS Holdings Corp.*	168	2,073
IMS Health Holdings, Inc.*	122	3,107
Medidata Solutions, Inc.*	112	5,521
Veeva Systems, Inc. Class A*	174	5,020

Total Health Care Technology		42,256

Hotels, Restaurants & Leisure - 1.6%
Aramark	340	10,965
Bloomin’ Brands, Inc.	460	7,769
Bob Evans Farms, Inc.	131	5,089
Bravo Brio Restaurant Group, Inc.*	38	342
Brinker International, Inc.	198	9,494
Buffalo Wild Wings, Inc.*	34	5,428
Cheesecake Factory, Inc. (The)	93	4,288
Chipotle Mexican Grill, Inc.*	42	20,154
Choice Hotels International, Inc.	145	7,309
Churchill Downs, Inc.	43	6,084
Cracker Barrel Old Country Store, Inc.	49	6,215
Darden Restaurants, Inc.	116	7,382
DineEquity, Inc.	53	4,488
Domino’s Pizza, Inc.	117	13,016
Dunkin’ Brands Group, Inc.	28	1,193
Hilton Worldwide Holdings, Inc.	1,578	33,769
Hyatt Hotels Corp. Class A*	304	14,294
International Speedway Corp. Class A	159	5,361
Interval Leisure Group, Inc.	253	3,949
Jack in the Box, Inc.	113	8,668
Krispy Kreme Doughnuts, Inc.*	371	5,591
La Quinta Holdings, Inc.*	306	4,165
Las Vegas Sands Corp.	3,320	145,549
Marriott International, Inc. Class A	760	50,950
McDonald’s Corp.	2,511	296,650
Panera Bread Co. Class A*	53	10,323
Papa John’s International, Inc.	50	2,794
SeaWorld Entertainment, Inc.	225	4,430
Six Flags Entertainment Corp.	207	11,373
Sonic Corp.	211	6,817
Starbucks Corp.	2,694	161,721
Starwood Hotels & Resorts Worldwide, Inc.	671	46,487
Texas Roadhouse, Inc.	156	5,580
Vail Resorts, Inc.	30	3,840
Wendy’s Co. (The)	765	8,239
Wyndham Worldwide Corp.	507	36,834
Wynn Resorts Ltd.	35	2,422
Yum! Brands, Inc.	890	65,015

Total Hotels, Restaurants & Leisure		1,044,037

Household Durables - 0.7%
CalAtlantic Group, Inc.	783	29,691
D.R. Horton, Inc.	1,383	44,297
Ethan Allen Interiors, Inc.	108	3,005
GoPro, Inc. Class A*	340	6,123
Harman International Industries, Inc.	161	15,168
iRobot Corp.*	106	3,752
Jarden Corp.*	298	17,022
La-Z-Boy, Inc.	174	4,249
Leggett & Platt, Inc.	309	12,984
Lennar Corp. Class A	814	39,813
M/I Homes, Inc.*	362	7,935
MDC Holdings, Inc.	270	6,893
Meritage Homes Corp.*	226	7,682
Mohawk Industries, Inc.*	189	35,795
Newell Rubbermaid, Inc.	749	33,016
NVR, Inc.*	11	18,073
PulteGroup, Inc.	1,643	29,278
Taylor Morrison Home Corp. Class A*	239	3,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Tempur Sealy International, Inc.*	110	$7,751
Toll Brothers, Inc.*	636	21,179
TopBuild Corp.*	189	5,816
TRI Pointe Group, Inc.*	329	4,168
Tupperware Brands Corp.	140	7,791
WCI Communities, Inc.*	443	9,870
Whirlpool Corp.	242	35,543
William Lyon Homes Class A*	583	9,619

Total Household Durables		420,337

Household Products - 1.2%
Church & Dwight Co., Inc.	286	24,276
Clorox Co. (The)	299	37,922
Colgate-Palmolive Co.	1,798	119,783
Kimberly-Clark Corp.	789	100,440
Procter & Gamble Co. (The)	5,961	473,363
Spectrum Brands Holdings, Inc.	143	14,557
WD-40 Co.	47	4,636

Total Household Products		774,977

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	4,069	38,940
Calpine Corp.*	1,088	15,743
Dynegy, Inc.*	216	2,895
Ormat Technologies, Inc.	151	5,507

Total Independent Power and Renewable Electricity Producers		63,085

Industrial Conglomerates - 1.5%
3M Co.	1,724	259,703
Carlisle Cos., Inc.	197	17,472
Danaher Corp.	1,735	161,147
General Electric Co.	15,008	467,499
Raven Industries, Inc.	70	1,092
Roper Technologies, Inc.	243	46,119

Total Industrial Conglomerates		953,032

Insurance - 3.7%
Aflac, Inc.	2,359	141,304
Alleghany Corp.*	69	32,977
Allstate Corp. (The)	2,164	134,363
American Equity Investment Life Holding Co.	401	9,636
American Financial Group, Inc.	351	25,300
American International Group, Inc.	5,137	318,340
American National Insurance Co.	111	11,352
AMERISAFE, Inc.	127	6,464
AmTrust Financial Services, Inc.	376	23,154
Arthur J. Gallagher & Co.	453	18,546
Assurant, Inc.	415	33,424
Brown & Brown, Inc.	387	12,423
Chubb Corp. (The)	1,026	136,089
Cincinnati Financial Corp.	430	25,443
CNA Financial Corp.	1,286	45,203
CNO Financial Group, Inc.	1,094	20,885
Employers Holdings, Inc.	261	7,125
FBL Financial Group, Inc. Class A	196	12,473
Fidelity & Guaranty Life	374	9,488
First American Financial Corp.	473	16,981
Hanover Insurance Group, Inc. (The)	179	14,560
Hartford Financial Services Group, Inc. (The)	1,981	86,094
Horace Mann Educators Corp.	315	10,452
Infinity Property & Casualty Corp.	68	5,592
Kemper Corp.	149	5,550
Lincoln National Corp.	1,286	64,634
Loews Corp.	1,331	51,110
Markel Corp.*	20	17,667
Marsh & McLennan Cos., Inc.	1,454	80,624
MBIA, Inc.*	787	5,100
Mercury General Corp.	144	6,706
MetLife, Inc.	5,662	272,965
National General Holdings Corp.	358	7,826
National Western Life Group, Inc. Class A	25	6,299
Navigators Group, Inc. (The)*	43	3,689
Old Republic International Corp.	1,051	19,580
Primerica, Inc.	311	14,689
Principal Financial Group, Inc.	1,278	57,484
ProAssurance Corp.	265	12,861
Progressive Corp. (The)	2,270	72,186
Prudential Financial, Inc.	1,128	91,831
Reinsurance Group of America, Inc.	350	29,943
RLI Corp.	203	12,535
Selective Insurance Group, Inc.	217	7,287
StanCorp Financial Group, Inc.	174	19,815
State Auto Financial Corp.	229	4,715
Stewart Information Services Corp.	171	6,383
Symetra Financial Corp.	641	20,365
Torchmark Corp.	552	31,552
Travelers Cos., Inc. (The)	1,990	224,591
United Fire Group, Inc.	129	4,942
Universal Insurance Holdings, Inc.	259	6,004
Unum Group	1,125	37,451
W.R. Berkley Corp.	495	27,101

Total Insurance		2,381,153

Internet & Catalog Retail - 0.4%
Expedia, Inc.	291	36,171
HSN, Inc.	88	4,459
Netflix, Inc.*	221	25,278
PetMed Express, Inc.	504	8,639
Priceline Group, Inc. (The)*	119	151,719
TripAdvisor, Inc.*	129	10,997

Total Internet & Catalog Retail		237,263

Internet Software & Services - 2.0%
Akamai Technologies, Inc.*	185	9,736
Alphabet, Inc. Class A*	1,174	913,384
Constant Contact, Inc.*	92	2,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
eBay, Inc.*	2,243	$61,638
Facebook, Inc. Class A*	1,626	170,177
IAC/InterActiveCorp	188	11,289
j2 Global, Inc.	80	6,586
Stamps.com, Inc.*	89	9,755
VeriSign, Inc.*	550	48,048
Yahoo!, Inc.*	445	14,801

Total Internet Software & Services		1,248,104

IT Services - 3.3%
Alliance Data Systems Corp.*	130	35,954
Automatic Data Processing, Inc.	1,051	89,041
Booz Allen Hamilton Holding Corp.	587	18,109
Broadridge Financial Solutions, Inc.	357	19,182
CACI International, Inc. Class A*	138	12,804
Cardtronics, Inc.*	107	3,601
Cognizant Technology Solutions Corp. Class A*	1,539	92,371
Computer Sciences Corp.	656	21,438
Convergys Corp.	318	7,915
CoreLogic, Inc.*	233	7,889
CSG Systems International, Inc.	179	6,440
DST Systems, Inc.	178	20,303
EPAM Systems, Inc.*	133	10,456
Euronet Worldwide, Inc.*	86	6,229
Fidelity National Information Services, Inc.	532	32,239
Fiserv, Inc.*	573	52,407
FleetCor Technologies, Inc.*	142	20,296
Gartner, Inc.*	165	14,966
Global Payments, Inc.	406	26,191
Heartland Payment Systems, Inc.	106	10,051
International Business Machines Corp.	5,115	703,926
Jack Henry & Associates, Inc.	229	17,876
ManTech International Corp. Class A	169	5,111
MasterCard, Inc. Class A	2,343	228,114
MAXIMUS, Inc.	135	7,594
NeuStar, Inc. Class A*	500	11,985
Paychex, Inc.	800	42,312
Science Applications International Corp.	164	7,508
Sykes Enterprises, Inc.*	281	8,649
Syntel, Inc.*	292	13,213
TeleTech Holdings, Inc.	311	8,680
Teradata Corp.*	255	6,737
Total System Services, Inc.	474	23,605
Vantiv, Inc. Class A*	100	4,742
VeriFone Systems, Inc.*	361	10,115
Visa, Inc. Class A	5,044	391,162
Western Union Co. (The)	2,885	51,670
WEX, Inc.*	84	7,426
Xerox Corp.	3,783	40,213

Total IT Services		2,098,520

Leisure Products - 0.2%
Brunswick Corp.	948	47,884
Hasbro, Inc.	416	28,022
Mattel, Inc.	1,028	27,931
Polaris Industries, Inc.	78	6,704
Smith & Wesson Holding Corp.*	593	13,034
Sturm Ruger & Co., Inc.	184	10,968
Vista Outdoor, Inc.*	424	18,872

Total Leisure Products		153,415

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	720	30,103
Bio-Rad Laboratories, Inc. Class A*	77	10,677
Bio-Techne Corp.	87	7,830
Bruker Corp.*	325	7,888
Cambrex Corp.*	134	6,310
Charles River Laboratories International, Inc.*	173	13,907
Illumina, Inc.*	106	20,346
Luminex Corp.*	156	3,337
Mettler-Toledo International, Inc.*	57	19,330
PAREXEL International Corp.*	140	9,537
PerkinElmer, Inc.	308	16,500
Quintiles Transnational Holdings, Inc.*	357	24,512
Thermo Fisher Scientific, Inc.	623	88,373
Waters Corp.*	244	32,837

Total Life Sciences Tools & Services		291,487

Machinery - 2.0%
Actuant Corp. Class A	524	12,555
AGCO Corp.	663	30,094
Allison Transmission Holdings, Inc.	936	24,233
American Railcar Industries, Inc.	65	3,008
Astec Industries, Inc.	95	3,867
Barnes Group, Inc.	179	6,335
Blount International, Inc.*	542	5,317
Briggs & Stratton Corp.	388	6,712
Caterpillar, Inc.	3,039	206,530
Chart Industries, Inc.*	19	341
CLARCOR, Inc.	124	6,160
Cummins, Inc.	1,251	110,101
Deere & Co.	1,824	139,117
Donaldson Co., Inc.	101	2,895
Dover Corp.	533	32,678
EnPro Industries, Inc.	94	4,121
ESCO Technologies, Inc.	167	6,035
Federal Signal Corp.	241	3,820
Flowserve Corp.	673	28,320
Global Brass & Copper Holdings, Inc.	227	4,835
Graco, Inc.	161	11,603
Greenbrier Cos., Inc. (The)	132	4,306
Hillenbrand, Inc.	246	7,289
Hyster-Yale Materials Handling, Inc.	96	5,035
IDEX Corp.	213	16,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Illinois Tool Works, Inc.	1,162	$107,694
ITT Corp.	358	13,003
John Bean Technologies Corp.	105	5,232
Joy Global, Inc.	1,404	17,704
Kennametal, Inc.	485	9,312
Lincoln Electric Holdings, Inc.	191	9,911
Lindsay Corp.	30	2,172
Manitowoc Co., Inc. (The)	241	3,699
Meritor, Inc.*	500	4,175
Middleby Corp. (The)*	149	16,073
Mueller Industries, Inc.	241	6,531
Nordson Corp.	181	11,611
Oshkosh Corp.	521	20,340
PACCAR, Inc.	1,741	82,523
Parker-Hannifin Corp.	569	55,182
RBC Bearings, Inc.*	63	4,069
Rexnord Corp.*	8	145
Snap-on, Inc.	200	34,286
Standex International Corp.	48	3,991
Stanley Black & Decker, Inc.	398	42,479
Terex Corp.	605	11,180
Timken Co. (The)	726	20,756
Toro Co. (The)	182	13,299
TriMas Corp.*	126	2,350
Trinity Industries, Inc.	926	22,243
Valmont Industries, Inc.	84	8,906
Wabash National Corp.*	507	5,998
WABCO Holdings, Inc.*	371	37,938
Wabtec Corp.	349	24,821
Woodward, Inc.	155	7,697
Xylem, Inc.	597	21,791

Total Machinery		1,308,736

Marine - 0.0%
Kirby Corp.*	327	17,207
Matson, Inc.	58	2,472

Total Marine		19,679

Media - 3.8%
AMC Entertainment Holdings, Inc. Class A	748	17,952
AMC Networks, Inc. Class A*	166	12,397
Cable One, Inc.	10	4,337
Cablevision Systems Corp. Class A	663	21,150
CBS Corp. Class B Non-Voting Shares	1,975	93,082
Cinemark Holdings, Inc.	309	10,330
Comcast Corp. Class A	7,771	438,518
Crown Media Holdings, Inc. Class A*	2,195	12,314
Discovery Communications, Inc. Class A*	1,680	44,822
DISH Network Corp. Class A*	856	48,946
Entercom Communications Corp. Class A*	491	5,514
Entravision Communications Corp. Class A	1,546	11,920
Gannett Co., Inc.	403	6,565
Interpublic Group of Cos., Inc. (The)	1,355	31,544
John Wiley & Sons, Inc. Class A	242	10,897
Liberty Media Corp. Class A*	1,050	41,212
Meredith Corp.	197	8,520
MSG Networks, Inc. Class A*	491	10,213
National CineMedia, Inc.	279	4,383
New York Times Co. (The) Class A	310	4,160
Nexstar Broadcasting Group, Inc. Class A	137	8,042
Omnicom Group, Inc.	787	59,544
Regal Entertainment Group Class A	283	5,340
Scholastic Corp.	166	6,401
Scripps Networks Interactive, Inc. Class A	509	28,102
Sinclair Broadcast Group, Inc. Class A	282	9,176
Sirius XM Holdings, Inc.*	6,188	25,185
Starz Class A*	549	18,392
TEGNA, Inc.	1,445	36,876
Time Warner Cable, Inc.	793	147,173
Time Warner, Inc.	3,173	205,198
Time, Inc.	412	6,456
Tribune Media Co. Class A	54	1,826
Twenty-First Century Fox, Inc. Class A	15,411	418,563
Viacom, Inc. Class B	2,690	110,720
Walt Disney Co. (The)	4,601	483,473

Total Media		2,409,243

Metals & Mining - 0.3%
Alcoa, Inc.	4,479	44,208
Carpenter Technology Corp.	7	212
Commercial Metals Co.	725	9,925
Compass Minerals International, Inc.	83	6,247
Gold Resource Corp.	1,028	1,706
Haynes International, Inc.	46	1,688
Materion Corp.	92	2,576
Newmont Mining Corp.	835	15,022
Nucor Corp.	1,044	42,073
Reliance Steel & Aluminum Co.	356	20,616
Steel Dynamics, Inc.	656	11,723
Worthington Industries, Inc.	279	8,409

Total Metals & Mining		164,405

Multi-Utilities - 1.1%
Alliant Energy Corp.	371	23,169
Ameren Corp.	942	40,723
Avista Corp.	181	6,402
Black Hills Corp.	77	3,575
CenterPoint Energy, Inc.	1,440	26,438
CMS Energy Corp.	865	31,209
Consolidated Edison, Inc.	1,262	81,109
Dominion Resources, Inc.	896	60,606
DTE Energy Co.	578	46,350
MDU Resources Group, Inc.	576	10,552
NiSource, Inc.	863	16,837
NorthWestern Corp.	142	7,704
PG&E Corp.	1,644	87,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Public Service Enterprise Group, Inc.	1,918	$74,207
SCANA Corp.	570	34,479
Sempra Energy	567	53,304
TECO Energy, Inc.	682	18,175
Vectren Corp.	214	9,078
WEC Energy Group, Inc.	1,018	52,234

Total Multi-Utilities		683,595

Multiline Retail - 0.7%
Big Lots, Inc.	264	10,175
Dillard’s, Inc. Class A	97	6,374
Dollar General Corp.	938	67,414
Dollar Tree, Inc.*	488	37,683
Kohl’s Corp.	1,088	51,821
Macy’s, Inc.	2,309	80,769
Nordstrom, Inc.	887	44,181
Target Corp.	2,124	154,224

Total Multiline Retail		452,641

Oil, Gas & Consumable Fuels - 4.7%
Alon USA Energy, Inc.	296	4,393
Antero Resources Corp.*	3,871	84,388
Chevron Corp.	5,221	469,681
Columbia Pipeline Group, Inc.	752	15,040
Concho Resources, Inc.*	296	27,487
CVR Energy, Inc.	239	9,405
Delek U.S. Holdings, Inc.	339	8,339
EP Energy Corp. Class A*	1,966	8,611
EQT Corp.	27	1,407
Exxon Mobil Corp.	16,864	1,314,549
Green Plains, Inc.	243	5,565
HollyFrontier Corp.	997	39,770
Marathon Petroleum Corp.	3,995	207,101
Memorial Resource Development Corp.*	153	2,471
Oasis Petroleum, Inc.*	584	4,304
ONEOK, Inc.	40	986
PDC Energy, Inc.*	87	4,644
Phillips 66	3,232	264,378
Pioneer Natural Resources Co.	184	23,070
Renewable Energy Group, Inc.*	750	6,967
RSP Permian, Inc.*	128	3,122
SM Energy Co.	177	3,480
Spectra Energy Corp.	1,113	26,645
Tesoro Corp.	800	84,296
Valero Energy Corp.	4,310	304,760
Western Refining, Inc.	838	29,850
Williams Cos., Inc. (The)	472	12,130
World Fuel Services Corp.	248	9,538
WPX Energy, Inc.*	861	4,942

Total Oil, Gas & Consumable Fuels		2,981,319

Paper & Forest Products - 0.0%
Boise Cascade Co.*	104	2,655
Clearwater Paper Corp.*	121	5,509
KapStone Paper and Packaging Corp.	548	12,379
PH Glatfelter Co.	241	4,444
Schweitzer-Mauduit International, Inc.	76	3,191
Wausau Paper Corp.	180	1,842

Total Paper & Forest Products		30,020

Personal Products - 0.2%
Coty, Inc. Class A	118	3,024
Estee Lauder Cos., Inc. (The) Class A	903	79,518
Inter Parfums, Inc.	264	6,289
Medifast, Inc.	172	5,225
Nu Skin Enterprises, Inc. Class A	335	12,693
Revlon, Inc. Class A*	8	223
USANA Health Sciences, Inc.*	70	8,943

Total Personal Products		115,915

Pharmaceuticals - 3.0%
Akorn, Inc.*	80	2,985
Bristol-Myers Squibb Co.	2,068	142,258
Depomed, Inc.*	351	6,364
Eli Lilly & Co.	1,943	163,717
Impax Laboratories, Inc.*	211	9,022
Johnson & Johnson	8,476	870,655
Lannett Co., Inc.*	96	3,851
Merck & Co., Inc.	3,691	194,958
Pfizer, Inc.	15,660	505,505
Prestige Brands Holdings, Inc.*	188	9,678
Zoetis, Inc.	778	37,282

Total Pharmaceuticals		1,946,275

Professional Services - 0.3%
CBIZ, Inc.*	612	6,034
CEB, Inc.	79	4,850
Dun & Bradstreet Corp. (The)	158	16,421
Equifax, Inc.	259	28,845
FTI Consulting, Inc.*	125	4,332
Huron Consulting Group, Inc.*	94	5,584
IHS, Inc. Class A*	78	9,238
Insperity, Inc.	137	6,597
Kelly Services, Inc. Class A	168	2,713
Korn/Ferry International	166	5,508
ManpowerGroup, Inc.	372	31,356
Navigant Consulting, Inc.*	328	5,268
On Assignment, Inc.*	171	7,686
Robert Half International, Inc.	422	19,893
RPX Corp.*	428	4,708
Towers Watson & Co. Class A	171	21,967
TriNet Group, Inc.*	110	2,128
TrueBlue, Inc.*	193	4,972
Verisk Analytics, Inc.*	305	23,448
WageWorks, Inc.*	47	2,132

Total Professional Services		213,680

Real Estate Investment Trusts (REITs) - 2.2%
Acadia Realty Trust	281	9,315
Agree Realty Corp.	83	2,821
Alexander’s, Inc.	11	4,225
Alexandria Real Estate Equities, Inc.	68	6,144
American Campus Communities, Inc.	135	5,581
American Tower Corp.	488	47,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Apartment Investment & Management Co. Class A	495	$19,815
Apple Hospitality REIT, Inc.	345	6,890
AvalonBay Communities, Inc.	211	38,851
BioMed Realty Trust, Inc.	852	20,184
Boston Properties, Inc.	123	15,687
Brandywine Realty Trust	185	2,527
Brixmor Property Group, Inc.	113	2,918
Camden Property Trust	127	9,748
CBL & Associates Properties, Inc.	877	10,848
Chatham Lodging Trust	412	8,438
Corporate Office Properties Trust	482	10,522
Corrections Corp. of America	536	14,199
Cousins Properties, Inc.	217	2,046
Crown Castle International Corp.	311	26,886
DCT Industrial Trust, Inc.	139	5,194
Digital Realty Trust, Inc.	255	19,283
Douglas Emmett, Inc.	143	4,459
Duke Realty Corp.	719	15,113
Empire State Realty Trust, Inc. Class A	571	10,318
EPR Properties	224	13,093
Equity Lifestyle Properties, Inc.	83	5,534
Equity One, Inc.	154	4,181
Equity Residential	396	32,310
Essex Property Trust, Inc.	21	5,028
Extra Space Storage, Inc.	221	19,494
Federal Realty Investment Trust	70	10,227
First Industrial Realty Trust, Inc.	169	3,740
Gaming and Leisure Properties, Inc.	470	13,066
General Growth Properties, Inc.	2,067	56,243
Geo Group, Inc. (The)	186	5,377
HCP, Inc.	1,479	56,557
Healthcare Realty Trust, Inc.	135	3,823
Healthcare Trust of America, Inc. Class A	142	3,830
Hersha Hospitality Trust	359	7,812
Highwoods Properties, Inc.	248	10,813
Hospitality Properties Trust	364	9,519
Host Hotels & Resorts, Inc.	2,903	44,532
Inland Real Estate Corp.	299	3,175
Iron Mountain, Inc.	637	17,205
Kilroy Realty Corp.	140	8,859
Kimco Realty Corp.	1,242	32,863
Lamar Advertising Co. Class A	132	7,917
LaSalle Hotel Properties	826	20,782
Lexington Realty Trust	221	1,768
Liberty Property Trust	339	10,526
LTC Properties, Inc.	104	4,487
Macerich Co. (The)	310	25,014
Medical Properties Trust, Inc.	573	6,595
Mid-America Apartment Communities, Inc.	83	7,537
Monogram Residential Trust, Inc.	277	2,704
National Health Investors, Inc.	152	9,252
National Retail Properties, Inc.	293	11,735
Omega Healthcare Investors, Inc.	380	13,292
Outfront Media, Inc.	549	11,985
Parkway Properties, Inc.	157	2,454
Physicians Realty Trust	208	3,507
Piedmont Office Realty Trust, Inc. Class A	353	6,665
Plum Creek Timber Co., Inc.	369	17,609
Post Properties, Inc.	220	13,015
Potlatch Corp.	179	5,413
Prologis, Inc.	1,073	46,053
PS Business Parks, Inc.	39	3,410
Public Storage	286	70,842
Ramco-Gershenson Properties Trust	159	2,641
Rayonier, Inc.	612	13,586
Realty Income Corp.	399	20,600
Regency Centers Corp.	117	7,970
Retail Opportunity Investments Corp.	421	7,536
RLJ Lodging Trust	517	11,183
Ryman Hospitality Properties, Inc.	81	4,183
Sabra Health Care REIT, Inc.	172	3,480
Select Income REIT	400	7,928
Senior Housing Properties Trust	1,263	18,743
Simon Property Group, Inc.	446	86,720
SL Green Realty Corp.	154	17,399
Sovran Self Storage, Inc.	68	7,297
Spirit Realty Capital, Inc.	213	2,134
STORE Capital Corp.	85	1,972
Sunstone Hotel Investors, Inc.	571	7,132
Tanger Factory Outlet Centers, Inc.	324	10,595
UDR, Inc.	365	13,713
Universal Health Realty Income Trust	173	8,652
Urban Edge Properties	193	4,526
Ventas, Inc.	838	47,288
Vornado Realty Trust	130	12,995
W.P. Carey, Inc.	125	7,375
Weingarten Realty Investors	477	16,495
Welltower, Inc.	504	34,287
Weyerhaeuser Co.	1,464	43,891

Total Real Estate Investment Trusts (REITs)		1,409,488

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	954	32,989
Jones Lang LaSalle, Inc.	136	21,741
Realogy Holdings Corp.*	406	14,888
RMR Group, Inc. (The) Class A*	10	144

Total Real Estate Management & Development		69,762

Road & Rail - 1.1%
AMERCO	82	31,939
ArcBest Corp.	138	2,952
Avis Budget Group, Inc.*	153	5,552
CSX Corp.	4,337	112,545
Genesee & Wyoming, Inc. Class A*	284	15,248
Heartland Express, Inc.	297	5,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
JB Hunt Transport Services, Inc.	269	$19,734
Kansas City Southern	389	29,047
Knight Transportation, Inc.	293	7,099
Landstar System, Inc.	228	13,372
Norfolk Southern Corp.	1,215	102,777
Old Dominion Freight Line, Inc.*	328	19,375
Ryder System, Inc.	242	13,753
Saia, Inc.*	117	2,603
Swift Transportation Co.*	1,412	19,514
Union Pacific Corp.	3,720	290,904
Werner Enterprises, Inc.	277	6,479
YRC Worldwide, Inc.*	143	2,028

Total Road & Rail		699,976

Semiconductors & Semiconductor Equipment - 2.5%
Amkor Technology, Inc.*	1,452	8,828
Analog Devices, Inc.	641	35,460
Applied Materials, Inc.	3,822	71,357
Broadcom Corp. Class A	1,232	71,234
Brooks Automation, Inc.	486	5,190
Cabot Microelectronics Corp.*	48	2,101
Cirrus Logic, Inc.*	394	11,635
Diodes, Inc.*	215	4,941
Entegris, Inc.*	497	6,595
First Solar, Inc.*	584	38,538
Integrated Device Technology, Inc.*	293	7,721
Intel Corp.	18,559	639,358
KLA-Tencor Corp.	466	32,317
Lam Research Corp.	450	35,739
Linear Technology Corp.	530	22,509
Maxim Integrated Products, Inc.	810	30,780
Microchip Technology, Inc.	549	25,550
Micron Technology, Inc.*	11,682	165,417
MKS Instruments, Inc.	191	6,876
NVIDIA Corp.	1,722	56,757
OmniVision Technologies, Inc.*	182	5,282
ON Semiconductor Corp.*	857	8,399
Qorvo, Inc.*	83	4,225
Silicon Laboratories, Inc.*	51	2,476
Skyworks Solutions, Inc.	433	33,267
SunPower Corp.*	316	9,483
Synaptics, Inc.*	123	9,882
Teradyne, Inc.	744	15,379
Tessera Technologies, Inc.	100	3,001
Texas Instruments, Inc.	2,805	153,742
Xilinx, Inc.	861	40,441

Total Semiconductors & Semiconductor Equipment		1,564,480

Software - 3.2%
ACI Worldwide, Inc.*	371	7,939
Activision Blizzard, Inc.	1,931	74,749
Adobe Systems, Inc.*	236	22,170
ANSYS, Inc.*	159	14,708
Aspen Technology, Inc.*	203	7,665
CA, Inc.	1,504	42,954
Cadence Design Systems, Inc.*	343	7,138
Citrix Systems, Inc.*	262	19,820
Ebix, Inc.	402	13,182
Electronic Arts, Inc.*	515	35,391
Fair Isaac Corp.	120	11,302
Fortinet, Inc.*	93	2,899
Intuit, Inc.	501	48,347
Manhattan Associates, Inc.*	174	11,514
Mentor Graphics Corp.	315	5,802
Microsoft Corp.	18,577	1,030,652
Oracle Corp.	14,348	524,132
Progress Software Corp.*	216	5,184
PTC, Inc.*	268	9,281
Red Hat, Inc.*	195	16,148
SolarWinds, Inc.*	149	8,776
SS&C Technologies Holdings, Inc.	120	8,192
Symantec Corp.	1,666	34,986
Synopsys, Inc.*	325	14,823
TiVo, Inc.*	678	5,851
Tyler Technologies, Inc.*	56	9,762
VMware, Inc. Class A*	513	29,020

Total Software		2,022,387

Specialty Retail - 2.5%
Aaron’s, Inc.	271	6,068
Abercrombie & Fitch Co. Class A	234	6,318
Advance Auto Parts, Inc.	158	23,781
American Eagle Outfitters, Inc.	565	8,758
Asbury Automotive Group, Inc.*	119	8,025
Ascena Retail Group, Inc.*	482	4,748
AutoNation, Inc.*	343	20,463
AutoZone, Inc.*	98	72,707
Bed Bath & Beyond, Inc.*	681	32,858
Best Buy Co., Inc.	1,670	50,851
Buckle, Inc. (The)	193	5,941
Cabela’s, Inc.*	148	6,916
Caleres, Inc.	114	3,057
CarMax, Inc.*	715	38,589
Cato Corp. (The) Class A	176	6,480
Chico’s FAS, Inc.	711	7,586
Children’s Place, Inc. (The)	78	4,306
Conn’s, Inc.*	278	6,525
CST Brands, Inc.	289	11,311
Dick’s Sporting Goods, Inc.	608	21,493
DSW, Inc. Class A	755	18,014
Express, Inc.*	488	8,433
Finish Line, Inc. (The) Class A	200	3,616
Five Below, Inc.*	138	4,430
Foot Locker, Inc.	521	33,912
Francesca’s Holdings Corp.*	228	3,969
GameStop Corp. Class A	778	21,815
Gap, Inc. (The)	990	24,453
Genesco, Inc.*	51	2,898
GNC Holdings, Inc. Class A	453	14,052
Group 1 Automotive, Inc.	48	3,634
Guess?, Inc.	551	10,403
Hibbett Sports, Inc.*	9	272
Home Depot, Inc. (The)	3,268	432,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
L Brands, Inc.	651	$62,379
Lithia Motors, Inc. Class A	96	10,240
Lowe’s Cos., Inc.	2,254	171,394
Mattress Firm Holding Corp.*	106	4,731
Men’s Wearhouse, Inc. (The)	99	1,453
Michaels Cos., Inc. (The)*	495	10,944
Monro Muffler Brake, Inc.	53	3,510
Murphy USA, Inc.*	181	10,994
O’Reilly Automotive, Inc.*	224	56,766
Outerwall, Inc.	142	5,189
Penske Automotive Group, Inc.	366	15,496
Rent-A-Center, Inc.	355	5,314
Restoration Hardware Holdings, Inc.*	44	3,496
Ross Stores, Inc.	1,088	58,545
Sally Beauty Holdings, Inc.*	631	17,599
Select Comfort Corp.*	212	4,539
Sonic Automotive, Inc. Class A	306	6,965
Staples, Inc.	1,332	12,614
Tiffany & Co.	406	30,974
TJX Cos., Inc. (The)	1,899	134,658
Tractor Supply Co.	227	19,408
Ulta Salon Cosmetics & Fragrance, Inc.*	109	20,165
Urban Outfitters, Inc.*	233	5,301
Vitamin Shoppe, Inc.*	50	1,635
Williams-Sonoma, Inc.	241	14,077
Zumiez, Inc.*	140	2,117

Total Specialty Retail		1,619,378

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	26,732	2,813,810
Diebold, Inc.	161	4,845
Electronics For Imaging, Inc.*	129	6,030
EMC Corp.	5,341	137,157
HP, Inc.	17,610	208,502
NetApp, Inc.	1,080	28,652
SanDisk Corp.	460	34,955
Western Digital Corp.	1,232	73,982

Total Technology Hardware, Storage & Peripherals		3,307,933

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	127	11,307
Coach, Inc.	1,203	39,374
Columbia Sportswear Co.	123	5,997
Deckers Outdoor Corp.*	45	2,124
G-III Apparel Group Ltd.*	68	3,010
Hanesbrands, Inc.	848	24,957
Iconix Brand Group, Inc.*	226	1,543
Kate Spade & Co.*	437	7,765
NIKE, Inc. Class B	3,362	210,125
PVH Corp.	84	6,187
Ralph Lauren Corp.	304	33,890
Skechers U.S.A., Inc. Class A*	329	9,939
Steven Madden Ltd.*	244	7,374
Tumi Holdings, Inc.*	141	2,345
Under Armour, Inc. Class A*	160	12,898
Vera Bradley, Inc.*	200	3,152
VF Corp.	1,121	69,782
Wolverine World Wide, Inc.	168	2,807

Total Textiles, Apparel & Luxury Goods		454,576

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	443	7,022
BofI Holding, Inc.*	336	7,073
Capitol Federal Financial, Inc.	303	3,806
Dime Community Bancshares, Inc.	87	1,522
EverBank Financial Corp.	387	6,184
Flagstar Bancorp, Inc.*	349	8,065
HomeStreet, Inc.*	227	4,928
MGIC Investment Corp.*	6,656	58,773
New York Community Bancorp, Inc.	1,703	27,793
Northwest Bancshares, Inc.	438	5,865
Provident Financial Services, Inc.	281	5,662
Radian Group, Inc.	3,680	49,275
Territorial Bancorp, Inc.	188	5,215
TFS Financial Corp.	234	4,406
Walker & Dunlop, Inc.*	115	3,313
Washington Federal, Inc.	472	11,248
WSFS Financial Corp.	162	5,242

Total Thrifts & Mortgage Finance		215,392

Tobacco - 1.4%
Altria Group, Inc.	5,022	292,331
Philip Morris International, Inc.	4,904	431,111
Reynolds American, Inc.	3,128	144,357
Universal Corp.	129	7,234
Vector Group Ltd.	117	2,760

Total Tobacco		877,793

Trading Companies & Distributors - 0.3%
Air Lease Corp.	436	14,597
Applied Industrial Technologies, Inc.	209	8,462
Beacon Roofing Supply, Inc.*	166	6,836
CAI International, Inc.*	137	1,381
DXP Enterprises, Inc.*	98	2,234
Fastenal Co.	651	26,574
GATX Corp.	237	10,084
HD Supply Holdings, Inc.*	133	3,994
Kaman Corp.	90	3,673
MRC Global, Inc.*	461	5,947
MSC Industrial Direct Co., Inc. Class A	185	10,410
Rush Enterprises, Inc. Class A*	164	3,590
TAL International Group, Inc.*	74	1,177
United Rentals, Inc.*	447	32,425
W.W. Grainger, Inc.	193	39,100
Watsco, Inc.	84	9,839
WESCO International, Inc.*	7	306

Total Trading Companies & Distributors		180,629

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	424	5,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2015

Investments	Shares	Value
Water Utilities - 0.1%
American States Water Co.	182	$7,635
American Water Works Co., Inc.	486	29,039
Aqua America, Inc.	521	15,526
California Water Service Group	357	8,307

Total Water Utilities		60,507

Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc.	323	5,918
T-Mobile U.S., Inc.*	760	29,731

Total Wireless Telecommunication Services		35,649

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $59,981,936)		63,667,748
Cash and Other Assets in Excess of Liabilities - 0.2%		149,722

NET ASSETS - 100.0%		$63,817,470

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 7.4%
B/E Aerospace, Inc.	6,828	$289,302
Boeing Co. (The)	64,199	9,282,533
BWX Technologies, Inc.	3,753	119,233
Hexcel Corp.	3,035	140,976
Honeywell International, Inc.	71,059	7,359,581
Huntington Ingalls Industries, Inc.	3,042	385,878
Lockheed Martin Corp.	35,578	7,725,763
Northrop Grumman Corp.	11,956	2,257,412
Orbital ATK, Inc.	2,711	242,201
Precision Castparts Corp.	330	76,563
Raytheon Co.	24,342	3,031,309
Rockwell Collins, Inc.	7,693	710,064
United Technologies Corp.	92,634	8,899,348

Total Aerospace & Defense		40,520,163

Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	13,266	822,757
Expeditors International of Washington, Inc.	10,597	477,925
FedEx Corp.	7,451	1,110,124
United Parcel Service, Inc. Class B	79,372	7,637,968

Total Air Freight & Logistics		10,048,774

Airlines - 0.2%
Alaska Air Group, Inc.	4,820	388,058
Allegiant Travel Co.	435	73,006
Southwest Airlines Co.	17,003	732,149

Total Airlines		1,193,213

Auto Components - 0.2%
BorgWarner, Inc.	9,644	416,910
Gentex Corp.	20,324	325,387
Lear Corp.	2,216	272,192

Total Auto Components		1,014,489

Automobiles - 3.0%
Ford Motor Co.	568,993	8,017,111
General Motors Co.	215,461	7,327,829
Harley-Davidson, Inc.	17,121	777,122
Thor Industries, Inc.	3,811	213,988

Total Automobiles		16,336,050

Banks - 0.1%
First Republic Bank	4,814	318,013

Beverages - 4.8%
Brown-Forman Corp. Class A	3,831	421,831
Brown-Forman Corp. Class B	6,485	643,831
Coca-Cola Co. (The)	517,455	22,229,867
Coca-Cola Enterprises, Inc.	20,135	991,447
Constellation Brands, Inc. Class A	5,922	843,530
Dr. Pepper Snapple Group, Inc.	15,436	1,438,635

Total Beverages		26,569,141

Biotechnology - 6.3%
AbbVie, Inc.	262,797	15,568,094
Amgen, Inc.	58,768	9,539,810
Gilead Sciences, Inc.	94,311	9,543,330

Total Biotechnology		34,651,234

Building Products - 0.2%
A.O. Smith Corp.	2,698	206,694
Lennox International, Inc.	2,031	253,672
Masco Corp.	16,204	458,573
Owens Corning	6,115	287,588

Total Building Products		1,206,527

Capital Markets - 1.6%
Ameriprise Financial, Inc.	16,904	1,798,924
Charles Schwab Corp. (The)	38,372	1,263,590
Eaton Vance Corp.	14,306	463,944
Federated Investors, Inc. Class B	13,753	394,023
Janus Capital Group, Inc.	18,252	257,171
LPL Financial Holdings, Inc.	9,118	388,883
Raymond James Financial, Inc.	7,666	444,398
SEI Investments Co.	6,261	328,076
T. Rowe Price Group, Inc.	28,102	2,009,012
TD Ameritrade Holding Corp.	40,251	1,397,112

Total Capital Markets		8,745,133

Chemicals - 2.7%
Airgas, Inc.	4,952	684,961
CF Industries Holdings, Inc.	25,749	1,050,817
Ecolab, Inc.	13,165	1,505,813
FMC Corp.	8,659	338,827
International Flavors & Fragrances, Inc.	6,007	718,677
Monsanto Co.	38,614	3,804,251
NewMarket Corp.	729	277,552
PolyOne Corp.	4,875	154,830
PPG Industries, Inc.	14,850	1,467,477
Praxair, Inc.	29,611	3,032,166
Scotts Miracle-Gro Co. (The) Class A	6,721	433,572
Sherwin-Williams Co. (The)	3,605	935,858
Valspar Corp. (The)	4,798	397,994

Total Chemicals		14,802,795

Commercial Services & Supplies - 0.2%
Cintas Corp.	4,954	451,062
Deluxe Corp.	3,901	212,761
Healthcare Services Group, Inc.	5,205	181,498
Rollins, Inc.	9,579	248,096

Total Commercial Services & Supplies		1,093,417

Communications Equipment - 3.3%
Cisco Systems, Inc.	383,373	10,410,494
Harris Corp.	6,895	599,175
QUALCOMM, Inc.	143,021	7,148,905

Total Communications Equipment		18,158,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2015

Investments	Shares	Value
Construction & Engineering - 0.0%
EMCOR Group, Inc.	1,837	$88,250

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,966	405,096

Consumer Finance - 0.8%
American Express Co.	63,094	4,388,188

Containers & Packaging - 0.2%
AptarGroup, Inc.	4,023	292,271
Graphic Packaging Holding Co.	18,301	234,802
Packaging Corp. of America	12,582	793,295

Total Containers & Packaging		1,320,368

Distributors - 0.2%
Genuine Parts Co.	14,454	1,241,454
Pool Corp.	1,735	140,153

Total Distributors		1,381,607

Diversified Consumer Services - 0.1%
H&R Block, Inc.	23,307	776,356

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	4,644	301,396
FactSet Research Systems, Inc.	1,627	264,501
Intercontinental Exchange, Inc.	5,177	1,326,658
MarketAxess Holdings, Inc.	1,007	112,371
McGraw Hill Financial, Inc.	14,743	1,453,365
Morningstar, Inc.	1,826	146,829
MSCI, Inc.	5,254	378,971

Total Diversified Financial Services		3,984,091

Electrical Equipment - 1.4%
Acuity Brands, Inc.	454	106,145
AMETEK, Inc.	6,428	344,477
Emerson Electric Co.	104,071	4,977,716
EnerSys	2,154	120,473
Hubbell, Inc.	5,088	514,091
Rockwell Automation, Inc.	14,277	1,464,963

Total Electrical Equipment		7,527,865

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	7,956	415,542
Belden, Inc.	386	18,404
Cognex Corp.	1,506	50,858
FEI Co.	1,339	106,839
FLIR Systems, Inc.	5,046	141,641
National Instruments Corp.	7,398	212,249

Total Electronic Equipment, Instruments & Components		945,533

Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc.	12,284	259,192
Halliburton Co.	63,589	2,164,570
Oceaneering International, Inc.	10,131	380,115

Total Energy Equipment & Services		2,803,877

Food & Staples Retailing - 3.7%
Casey’s General Stores, Inc.	1,138	137,072
Costco Wholesale Corp.	16,744	2,704,156
CVS Health Corp.	63,279	6,186,788
Kroger Co. (The)	38,269	1,600,792
PriceSmart, Inc.	1,006	83,488
Sysco Corp.	65,488	2,685,008
Walgreens Boots Alliance, Inc.	73,028	6,218,700
Whole Foods Market, Inc.	20,330	681,055

Total Food & Staples Retailing		20,297,059

Food Products - 2.5%
Campbell Soup Co.	27,797	1,460,733
Flowers Foods, Inc.	22,119	475,337
General Mills, Inc.	68,900	3,972,774
Hershey Co. (The)	15,723	1,403,592
Hormel Foods Corp.	15,311	1,210,794
Ingredion, Inc.	4,974	476,708
Kellogg Co.	38,474	2,780,516
Keurig Green Mountain, Inc.	8,133	731,808
Lancaster Colony Corp.	1,811	209,098
McCormick & Co., Inc. Non-Voting Shares	9,388	803,237

Total Food Products		13,524,597

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	122,861	5,517,688
Baxter International, Inc.	26,470	1,009,830
Becton, Dickinson and Co.	13,969	2,152,483
C.R. Bard, Inc.	1,577	298,747
Cantel Medical Corp.	273	16,964
Cooper Cos., Inc. (The)	30	4,026
DENTSPLY International, Inc.	2,443	148,657
ResMed, Inc.	11,638	624,844
St. Jude Medical, Inc.	20,436	1,262,332
Stryker Corp.	21,283	1,978,042
West Pharmaceutical Services, Inc.	2,196	132,243
Zimmer Biomet Holdings, Inc.	6,805	698,125

Total Health Care Equipment & Supplies		13,843,981

Health Care Providers & Services - 2.6%
Aetna, Inc.	12,816	1,385,666
Cardinal Health, Inc.	22,606	2,018,038
Chemed Corp.	391	58,572
Cigna Corp.	261	38,192
HealthSouth Corp.	8,828	307,303
Humana, Inc.	3,801	678,516
McKesson Corp.	5,109	1,007,648
Patterson Cos., Inc.	7,851	354,944
Quest Diagnostics, Inc.	12,039	856,454
UnitedHealth Group, Inc.	62,553	7,358,735
Universal Health Services, Inc. Class B	1,105	132,036

Total Health Care Providers & Services		14,196,104

Hotels, Restaurants & Leisure - 5.3%
Churchill Downs, Inc.	473	66,925
Cracker Barrel Old Country Store, Inc.	2,851	361,592
Darden Restaurants, Inc.	16,174	1,029,313
Dunkin’ Brands Group, Inc.	7,972	339,527
Hilton Worldwide Holdings, Inc.	42,130	901,582
Jack in the Box, Inc.	1,781	136,621
Las Vegas Sands Corp.	166,435	7,296,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2015

Investments	Shares	Value
McDonald’s Corp.	93,463	$11,041,719
Starbucks Corp.	66,109	3,968,523
Starwood Hotels & Resorts Worldwide, Inc.	12,377	857,479
Wyndham Worldwide Corp.	8,818	640,628
Yum! Brands, Inc.	37,133	2,712,566

Total Hotels, Restaurants & Leisure		29,352,985

Household Durables - 0.6%
D.R. Horton, Inc.	12,832	411,009
Harman International Industries, Inc.	3,601	339,250
Lennar Corp. Class A	2,079	101,684
Newell Rubbermaid, Inc.	14,899	656,748
PulteGroup, Inc.	21,589	384,716
Tupperware Brands Corp.	8,634	480,482
Whirlpool Corp.	6,314	927,337

Total Household Durables		3,301,226

Household Products - 2.0%
Church & Dwight Co., Inc.	8,128	689,905
Colgate-Palmolive Co.	79,666	5,307,349
Kimberly-Clark Corp.	40,887	5,204,915

Total Household Products		11,202,169

Industrial Conglomerates - 2.1%
3M Co.	62,046	9,346,609
Carlisle Cos., Inc.	3,340	296,225
Danaher Corp.	15,015	1,394,593
Roper Technologies, Inc.	2,125	403,304

Total Industrial Conglomerates		11,440,731

Insurance - 0.5%
AmTrust Financial Services, Inc.	6,544	402,979
Marsh & McLennan Cos., Inc.	44,673	2,477,118

Total Insurance		2,880,097

Internet & Catalog Retail - 0.1%
Expedia, Inc.	3,161	392,912
HSN, Inc.	4,798	243,115

Total Internet & Catalog Retail		636,027

Internet Software & Services - 0.1%
IAC/InterActiveCorp	4,352	261,337
j2 Global, Inc.	2,087	171,802

Total Internet Software & Services		433,139

IT Services - 4.2%
Automatic Data Processing, Inc.	27,778	2,353,352
Booz Allen Hamilton Holding Corp.	6,467	199,507
Broadridge Financial Solutions, Inc.	6,036	324,314
DST Systems, Inc.	1,007	114,858
Fidelity National Information Services, Inc.	11,295	684,477
Global Payments, Inc.	548	35,352
Heartland Payment Systems, Inc.	397	37,644
International Business Machines Corp.	88,172	12,134,231
Jack Henry & Associates, Inc.	2,677	208,967
MasterCard, Inc. Class A	17,417	1,695,719
MAXIMUS, Inc.	733	41,231
Paychex, Inc.	27,589	1,459,182
Total System Services, Inc.	3,554	176,989
Visa, Inc. Class A	33,872	2,626,774
Western Union Co. (The)	41,308	739,826

Total IT Services		22,832,423

Leisure Products - 0.2%
Brunswick Corp.	3,655	184,614
Hasbro, Inc.	11,377	766,355
Polaris Industries, Inc.	4,871	418,662

Total Leisure Products		1,369,631

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	14,452	604,238
Bio-Techne Corp.	2,081	187,290

Total Life Sciences Tools & Services		791,528

Machinery - 3.9%
AGCO Corp.	3,029	137,486
Allison Transmission Holdings, Inc.	15,407	398,887
Caterpillar, Inc.	104,301	7,088,296
CLARCOR, Inc.	3,480	172,886
Cummins, Inc.	30,098	2,648,925
Donaldson Co., Inc.	12,474	357,505
Dover Corp.	16,002	981,083
Flowserve Corp.	8,546	359,616
Graco, Inc.	3,643	262,551
IDEX Corp.	4,894	374,929
Illinois Tool Works, Inc.	33,182	3,075,308
ITT Corp.	4,421	160,571
Lincoln Electric Holdings, Inc.	6,528	338,738
Nordson Corp.	3,441	220,740
PACCAR, Inc.	27,356	1,296,674
Parker-Hannifin Corp.	13,556	1,314,661
Stanley Black & Decker, Inc.	11,739	1,252,903
Toro Co. (The)	2,867	209,492
Trinity Industries, Inc.	10,254	246,301
Valmont Industries, Inc.	1,096	116,198
Wabtec Corp.	1,634	116,210
Xylem, Inc.	10,278	375,147

Total Machinery		21,505,107

Media - 4.4%
CBS Corp. Class B Non-Voting Shares	18,817	886,845
Cinemark Holdings, Inc.	11,842	395,878
Comcast Corp. Class A	139,895	7,894,275
Scripps Networks Interactive, Inc. Class A	5,241	289,356
Time Warner, Inc.	56,735	3,669,052
Twenty-First Century Fox, Inc. Class A	42,100	1,143,436
Twenty-First Century Fox, Inc. Class B	27,901	759,744
Viacom, Inc. Class B	44,369	1,826,228
Walt Disney Co. (The)	67,020	7,042,462

Total Media		23,907,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2015

Investments	Shares	Value
Multiline Retail - 0.6%
Dollar General Corp.	12,244	$879,976
Macy’s, Inc.	40,858	1,429,213
Nordstrom, Inc.	16,494	821,566

Total Multiline Retail		3,130,755

Oil, Gas & Consumable Fuels - 0.6%
Cabot Oil & Gas Corp.	7,643	135,205
CVR Energy, Inc.	15,926	626,688
EQT Corp.	1,358	70,792
HollyFrontier Corp.	21,527	858,712
QEP Resources, Inc.	4,266	57,164
Tesoro Corp.	9,045	953,072
Western Refining, Inc.	13,779	490,808

Total Oil, Gas & Consumable Fuels		3,192,441

Personal Products - 0.3%
Edgewell Personal Care Co.	6,141	481,270
Estee Lauder Cos., Inc. (The) Class A	12,038	1,060,066

Total Personal Products		1,541,336

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	139,012	9,562,635
Eli Lilly & Co.	101,337	8,538,656
Zoetis, Inc.	13,728	657,846

Total Pharmaceuticals		18,759,137

Professional Services - 0.3%
Equifax, Inc.	5,018	558,855
ManpowerGroup, Inc.	5,372	452,806
Robert Half International, Inc.	8,572	404,084
Towers Watson & Co. Class A	1,191	152,996

Total Professional Services		1,568,741

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	577	92,239

Road & Rail - 1.5%
JB Hunt Transport Services, Inc.	4,977	365,113
Kansas City Southern	7,187	536,653
Landstar System, Inc.	807	47,331
Union Pacific Corp.	92,540	7,236,628

Total Road & Rail		8,185,725

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	20,932	1,157,958
Applied Materials, Inc.	61,725	1,152,406
Broadcom Corp. Class A	12,896	745,647
Intel Corp.	310,969	10,712,882
KLA-Tencor Corp.	10,994	762,434
Linear Technology Corp.	15,850	673,149
Monolithic Power Systems, Inc.	1,115	71,037
NVIDIA Corp.	18,471	608,804
Skyworks Solutions, Inc.	5,647	433,859
Teradyne, Inc.	6,192	127,989
Texas Instruments, Inc.	64,757	3,549,331
Xilinx, Inc.	16,200	760,914

Total Semiconductors & Semiconductor Equipment		20,756,410

Software - 4.9%
Activision Blizzard, Inc.	11,102	429,758
Blackbaud, Inc.	800	52,688
Intuit, Inc.	7,934	765,631
Microsoft Corp.	356,933	19,802,643
Oracle Corp.	161,735	5,908,180
SS&C Technologies Holdings, Inc.	1,825	124,593

Total Software		27,083,493

Specialty Retail - 3.7%
Advance Auto Parts, Inc.	437	65,773
American Eagle Outfitters, Inc.	19,683	305,086
CST Brands, Inc.	1,528	59,806
Dick’s Sporting Goods, Inc.	4,416	156,106
Foot Locker, Inc.	7,258	472,423
Gap, Inc. (The)	47,103	1,163,444
Home Depot, Inc. (The)	76,147	10,070,441
Lithia Motors, Inc. Class A	521	55,575
Lowe’s Cos., Inc.	46,038	3,500,730
Penske Automotive Group, Inc.	6,730	284,948
Ross Stores, Inc.	12,216	657,343
Tiffany & Co.	8,956	683,253
TJX Cos., Inc. (The)	26,879	1,905,990
Tractor Supply Co.	4,165	356,107
Williams-Sonoma, Inc.	6,892	402,562

Total Specialty Retail		20,139,587

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	170,486	17,945,356

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	1,786	159,008
Coach, Inc.	41,130	1,346,185
Columbia Sportswear Co.	3,617	176,365
Hanesbrands, Inc.	17,324	509,845
NIKE, Inc. Class B	45,618	2,851,125
Ralph Lauren Corp.	3,410	380,147
VF Corp.	33,646	2,094,463

Total Textiles, Apparel & Luxury Goods		7,517,138

Tobacco - 4.6%
Altria Group, Inc.	299,022	17,406,070
Reynolds American, Inc.	175,771	8,111,832

Total Tobacco		25,517,902

Trading Companies & Distributors - 0.6%
Fastenal Co.	30,955	1,263,583
MSC Industrial Direct Co., Inc. Class A	5,312	298,906
W.W. Grainger, Inc.	5,795	1,174,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

December 31, 2015

Investments	Shares	Value
Watsco, Inc.	2,807	$328,784

Total Trading Companies & Distributors		3,065,282

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $546,882,833)		548,288,376
Cash and Other Assets in Excess of Liabilities - 0.2%		835,511

NET ASSETS - 100.0%		$549,123,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 0.4%
HEICO Corp.	465	$25,277
HEICO Corp. Class A	768	37,786
National Presto Industries, Inc.	494	40,933
Triumph Group, Inc.	1,300	51,675

Total Aerospace & Defense		155,671

Air Freight & Logistics - 0.4%
Forward Air Corp.	2,016	86,708
Park-Ohio Holdings Corp.	978	35,971

Total Air Freight & Logistics		122,679

Auto Components - 1.2%
Cooper Tire & Rubber Co.	3,503	132,589
Dana Holding Corp.	14,853	204,971
Standard Motor Products, Inc.	1,990	75,719
Strattec Security Corp.	171	9,660

Total Auto Components		422,939

Automobiles - 0.2%
Winnebago Industries, Inc.	2,976	59,222

Banks - 3.4%
Access National Corp.	2,056	42,066
BancFirst Corp.	2,303	135,002
BBCN Bancorp, Inc.	16,093	277,121
Central Pacific Financial Corp.	6,653	146,499
Great Southern Bancorp, Inc.	2,033	92,013
Hanmi Financial Corp.	4,683	111,081
Independent Bank Corp.	3,717	56,610
ServisFirst Bancshares, Inc.	1,023	48,623
United Community Banks, Inc.	6,141	119,688
Wilshire Bancorp, Inc.	12,825	148,129

Total Banks		1,176,832

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	291	53,110

Building Products - 1.2%
AAON, Inc.	3,086	71,657
Apogee Enterprises, Inc.	1,642	71,443
Insteel Industries, Inc.	589	12,322
Simpson Manufacturing Co., Inc.	5,298	180,927
Universal Forest Products, Inc.	1,393	95,239

Total Building Products		431,588

Capital Markets - 3.8%
Arlington Asset Investment Corp. Class A	22,742	300,877
Cohen & Steers, Inc.	11,694	356,433
Evercore Partners, Inc. Class A	7,023	379,734
Financial Engines, Inc.	3,239	109,057
GAMCO Investors, Inc. Class A	430	13,347
Pzena Investment Management, Inc. Class A	1,603	13,786
Westwood Holdings Group, Inc.	2,493	129,860

Total Capital Markets		1,303,094

Chemicals - 5.1%
A. Schulman, Inc.	6,234	191,010
Axiall Corp.	21,961	338,199
Balchem Corp.	1,155	70,224
Calgon Carbon Corp.	4,776	82,386
Chase Corp.	722	29,407
FutureFuel Corp.	6,020	81,270
H.B. Fuller Co.	5,530	201,679
Hawkins, Inc.	1,662	59,450
Innophos Holdings, Inc.	9,478	274,672
Innospec, Inc.	2,060	111,878
Minerals Technologies, Inc.	995	45,631
Quaker Chemical Corp.	1,680	129,797
Stepan Co.	2,627	130,536

Total Chemicals		1,746,139

Commercial Services & Supplies - 6.2%
ABM Industries, Inc.	7,431	211,561
Essendant, Inc.	3,802	123,603
G&K Services, Inc. Class A	2,781	174,925
Herman Miller, Inc.	6,961	199,781
HNI Corp.	7,290	262,877
Knoll, Inc.	6,874	129,231
Matthews International Corp. Class A	2,091	111,764
McGrath RentCorp	5,432	136,832
Mobile Mini, Inc.	6,241	194,282
MSA Safety, Inc.	6,527	283,729
Multi-Color Corp.	325	19,438
Steelcase, Inc. Class A	12,928	192,627
U.S. Ecology, Inc.	2,487	90,626
UniFirst Corp.	124	12,921

Total Commercial Services & Supplies		2,144,197

Communications Equipment - 1.1%
Alliance Fiber Optic Products, Inc.*	1,317	19,966
InterDigital, Inc.	4,367	214,157
Plantronics, Inc.	3,185	151,033

Total Communications Equipment		385,156

Construction & Engineering - 0.5%
Argan, Inc.	1,881	60,944
Comfort Systems USA, Inc.	1,823	51,810
Primoris Services Corp.	3,038	66,927

Total Construction & Engineering		179,681

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	375	20,610

Consumer Finance - 0.1%
Cash America International, Inc.	1,248	37,378

Containers & Packaging - 0.9%
Greif, Inc. Class A	9,670	297,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2015

Investments	Shares	Value
Distributors - 0.2%
Core-Mark Holding Co., Inc.	974	$79,810

Diversified Consumer Services - 1.3%
Capella Education Co.	2,063	95,352
Carriage Services, Inc.	441	10,628
DeVry Education Group, Inc.	5,584	141,331
Liberty Tax, Inc.	2,114	50,377
Sotheby’s	5,965	153,658
Universal Technical Institute, Inc.	2,485	11,580

Total Diversified Consumer Services		462,926

Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	590	11,328
Marlin Business Services Corp.	3,368	54,090

Total Diversified Financial Services		65,418

Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc.	2,049	160,293
Inteliquent, Inc.	8,534	151,649

Total Diversified Telecommunication Services		311,942

Electric Utilities - 0.9%
MGE Energy, Inc.	6,560	304,384

Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	241	6,309
AZZ, Inc.	1,634	90,801
Encore Wire Corp.	229	8,494
Franklin Electric Co., Inc.	3,620	97,849
Hubbell, Inc.	447	45,165
Preformed Line Products Co.	562	23,660

Total Electrical Equipment		272,278

Electronic Equipment, Instruments & Components - 2.3%
Badger Meter, Inc.	1,501	87,943
CTS Corp.	2,256	39,796
Dolby Laboratories, Inc. Class A	5,749	193,454
Littelfuse, Inc.	1,840	196,898
Mesa Laboratories, Inc.	172	17,114
Methode Electronics, Inc.	3,377	107,490
MTS Systems Corp.	2,285	144,892

Total Electronic Equipment, Instruments & Components		787,587

Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc.	11,254	115,128
U.S. Silica Holdings, Inc.	5,245	98,239

Total Energy Equipment & Services		213,367

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	4,193	132,625
Liberator Medical Holdings, Inc.	16,418	54,836
Weis Markets, Inc.	3,845	170,333

Total Food & Staples Retailing		357,794

Food Products - 3.2%
Alico, Inc.	394	15,244
Cal-Maine Foods, Inc.	17,313	802,285
Limoneira Co.	1,200	17,928
Sanderson Farms, Inc.	2,014	156,125
Tootsie Roll Industries, Inc.	3,373	106,553

Total Food Products		1,098,135

Gas Utilities - 2.2%
Chesapeake Utilities Corp.	2,603	147,720
South Jersey Industries, Inc.	26,215	616,577

Total Gas Utilities		764,297

Health Care Equipment & Supplies - 2.0%
Abaxis, Inc.	1,481	82,462
Analogic Corp.	467	38,574
Atrion Corp.	127	48,412
CONMED Corp.	4,114	181,222
LeMaitre Vascular, Inc.	1,365	23,546
Meridian Bioscience, Inc.	13,034	267,458
Utah Medical Products, Inc.	549	32,139

Total Health Care Equipment & Supplies		673,813

Health Care Providers & Services - 0.9%
Aceto Corp.	2,127	57,386
Ensign Group, Inc. (The)	2,470	55,896
National Healthcare Corp.	1,938	119,575
U.S. Physical Therapy, Inc.	1,163	62,430

Total Health Care Providers & Services		295,287

Hotels, Restaurants & Leisure - 4.5%
Bloomin’ Brands, Inc.	9,987	168,680
Cheesecake Factory, Inc. (The)	4,899	225,893
DineEquity, Inc.	4,670	395,409
Interval Leisure Group, Inc.	10,043	156,771
Papa John’s International, Inc.	2,773	154,928
Ruth’s Hospitality Group, Inc.	3,015	47,999
Sonic Corp.	4,147	133,990
Texas Roadhouse, Inc.	7,986	285,659

Total Hotels, Restaurants & Leisure		1,569,329

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	834	20,917
Ethan Allen Interiors, Inc.	3,433	95,506
Flexsteel Industries, Inc.	676	29,866
KB Home	4,154	51,219
La-Z-Boy, Inc.	4,680	114,285
Lennar Corp. Class B	743	29,854
Libbey, Inc.	2,423	51,658
Lifetime Brands, Inc.	1,004	13,313
MDC Holdings, Inc.	11,296	288,387

Total Household Durables		695,005

Household Products - 0.5%
Oil-Dri Corp. of America	583	21,472
WD-40 Co.	1,708	168,494

Total Household Products		189,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2015

Investments	Shares	Value
Insurance - 1.6%
AMERISAFE, Inc.	1,816	$92,434
Employers Holdings, Inc.	2,197	59,978
Federated National Holding Co.	718	21,224
Fidelity & Guaranty Life	4,534	115,028
HCI Group, Inc.	2,933	102,215
Investors Title Co.	47	4,550
Stewart Information Services Corp.	456	17,022
Universal Insurance Holdings, Inc.	5,954	138,014

Total Insurance		550,465

Internet & Catalog Retail - 0.6%
Nutrisystem, Inc.	5,567	120,470
PetMed Express, Inc.	5,080	87,071

Total Internet & Catalog Retail		207,541

Internet Software & Services - 0.1%
Reis, Inc.	2,093	49,667

IT Services - 3.3%
Computer Task Group, Inc.	3,050	20,191
Convergys Corp.	9,827	244,594
CSG Systems International, Inc.	5,105	183,678
Forrester Research, Inc.	3,146	89,598
Hackett Group, Inc. (The)	2,587	41,573
Science Applications International Corp.	9,315	426,441
TeleTech Holdings, Inc.	4,839	135,056

Total IT Services		1,141,131

Leisure Products - 0.4%
Escalade, Inc.	1,466	19,425
Johnson Outdoors, Inc. Class A	688	15,060
Sturm Ruger & Co., Inc.	1,824	108,729

Total Leisure Products		143,214

Machinery - 8.6%
Actuant Corp. Class A	654	15,670
Alamo Group, Inc.	395	20,580
Albany International Corp. Class A	3,131	114,438
Altra Industrial Motion Corp.	3,481	87,303
American Railcar Industries, Inc.	3,828	177,160
Barnes Group, Inc.	4,363	154,407
CIRCOR International, Inc.	343	14,457
Columbus McKinnon Corp.	973	18,390
Douglas Dynamics, Inc.	5,268	110,997
Eastern Co. (The)	666	12,488
EnPro Industries, Inc.	2,270	99,517
Federal Signal Corp.	6,486	102,803
Gorman-Rupp Co. (The)	2,280	60,944
Graham Corp.	1,148	19,309
Greenbrier Cos., Inc. (The)	4,554	148,551
Hillenbrand, Inc.	10,175	301,485
Hurco Cos., Inc.	457	12,138
Hyster-Yale Materials Handling, Inc.	1,582	82,976
John Bean Technologies Corp.	1,318	65,676
Joy Global, Inc.	38,628	487,099
Kadant, Inc.	1,013	41,138
L.B. Foster Co. Class A	809	11,051
Lindsay Corp.	1,099	79,568
Manitowoc Co., Inc. (The)	4,360	66,926
Mueller Industries, Inc.	3,634	98,481
Mueller Water Products, Inc. Class A	8,652	74,407
NN, Inc.	2,713	43,245
Standex International Corp.	507	42,157
Sun Hydraulics Corp.	1,818	57,685
Supreme Industries, Inc. Class A	1,256	8,604
Tennant Co.	1,441	81,071
Terex Corp.	8,068	149,097
Watts Water Technologies, Inc. Class A	2,081	103,363

Total Machinery		2,963,181

Marine - 0.5%
Matson, Inc.	4,114	175,380

Media - 3.3%
A.H. Belo Corp. Class A	4,158	20,790
AMC Entertainment Holdings, Inc. Class A	4,323	103,752
John Wiley & Sons, Inc. Class A	7,488	337,184
Meredith Corp.	8,900	384,925
New York Times Co. (The) Class A	11,147	149,593
Saga Communications, Inc. Class A	555	21,340
Scholastic Corp.	2,723	104,999

Total Media		1,122,583

Metals & Mining - 3.1%
Carpenter Technology Corp.	8,598	260,262
Gold Resource Corp.	23,187	38,490
Haynes International, Inc.	2,476	90,844
Kaiser Aluminum Corp.	2,613	218,604
Materion Corp.	2,064	57,792
Worthington Industries, Inc.	13,530	407,794

Total Metals & Mining		1,073,786

Multiline Retail - 0.6%
Big Lots, Inc.	5,618	216,518

Oil, Gas & Consumable Fuels - 0.9%
CONSOL Energy, Inc.	10,055	79,434
Green Plains, Inc.	6,614	151,461
Panhandle Oil and Gas, Inc. Class A	1,236	19,974
SM Energy Co.	2,323	45,670

Total Oil, Gas & Consumable Fuels		296,539

Paper & Forest Products - 3.0%
KapStone Paper and Packaging Corp.	12,566	283,866
Neenah Paper, Inc.	2,714	169,435
PH Glatfelter Co.	9,567	176,416
Schweitzer-Mauduit International, Inc.	9,257	388,701

Total Paper & Forest Products		1,018,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

December 31, 2015

Investments	Shares	Value
Personal Products - 2.3%
Inter Parfums, Inc.	5,034	$119,910
Nu Skin Enterprises, Inc. Class A	17,394	659,059

Total Personal Products		778,969

Professional Services - 2.2%
Barrett Business Services, Inc.	870	37,880
CEB, Inc.	4,546	279,079
Exponent, Inc.	1,767	88,262
Insperity, Inc.	2,684	129,235
Kforce, Inc.	3,376	85,345
Korn/Ferry International	3,397	112,712
VSE Corp.	230	14,301

Total Professional Services		746,814

Real Estate Investment Trusts (REITs) - 1.1%
Universal Health Realty Income Trust	4,667	233,397
Urstadt Biddle Properties, Inc. Class A	7,601	146,243

Total Real Estate Investment Trusts (REITs)		379,640

Road & Rail - 1.0%
ArcBest Corp.	2,327	49,775
Celadon Group, Inc.	1,304	12,897
Heartland Express, Inc.	2,365	40,252
Knight Transportation, Inc.	4,706	114,026
Universal Truckload Services, Inc.	3,455	48,508
Werner Enterprises, Inc.	4,087	95,595

Total Road & Rail		361,053

Semiconductors & Semiconductor Equipment - 1.2%
IXYS Corp.	3,135	39,595
MKS Instruments, Inc.	7,716	277,776
Power Integrations, Inc.	2,176	105,819

Total Semiconductors & Semiconductor Equipment		423,190

Software - 1.5%
Ebix, Inc.	2,398	78,630
Mentor Graphics Corp.	11,363	209,307
Monotype Imaging Holdings, Inc.	4,820	113,945
Pegasystems, Inc.	2,569	70,648
QAD, Inc. Class A	1,491	30,595

Total Software		503,125

Specialty Retail - 9.5%
Aaron’s, Inc.	1,890	42,317
Abercrombie & Fitch Co. Class A	11,838	319,626
Big 5 Sporting Goods Corp.	5,575	55,694
Buckle, Inc. (The)	8,081	248,733
Cato Corp. (The) Class A	4,781	176,036
Chico’s FAS, Inc.	21,603	230,504
Children’s Place, Inc. (The)	1,268	69,994
DSW, Inc. Class A	15,615	372,574
Finish Line, Inc. (The) Class A	5,657	102,278
GNC Holdings, Inc. Class A	11,056	342,957
Group 1 Automotive, Inc.	1,524	115,367
Guess?, Inc.	22,585	426,405
Monro Muffler Brake, Inc.	1,582	104,760
Outerwall, Inc.	2,892	105,674
Pier 1 Imports, Inc.	23,336	118,780
Rent-A-Center, Inc.	19,019	284,714
Shoe Carnival, Inc.	1,268	29,418
Sonic Automotive, Inc. Class A	1,416	32,228
Stein Mart, Inc.	11,330	76,251
Winmark Corp.	65	6,046

Total Specialty Retail		3,260,356

Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	633	16,123
Movado Group, Inc.	1,545	39,722
Oxford Industries, Inc.	1,576	100,580
Superior Uniform Group, Inc.	1,538	26,115
Wolverine World Wide, Inc.	8,074	134,917

Total Textiles, Apparel & Luxury Goods		317,457

Thrifts & Mortgage Finance - 0.1%
Hingham Institution for Savings	147	17,611

Tobacco - 1.1%
Universal Corp.	6,905	387,232

Trading Companies & Distributors - 3.0%
Applied Industrial Technologies, Inc.	6,263	253,589
GATX Corp.	9,191	391,077
H&E Equipment Services, Inc.	14,057	245,716
Houston Wire & Cable Co.	4,116	21,732
Kaman Corp.	2,823	115,207

Total Trading Companies & Distributors		1,027,321

Water Utilities - 1.0%
American States Water Co.	6,300	264,285
Connecticut Water Service, Inc.	2,589	98,408

Total Water Utilities		362,693

Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Co.	2,042	87,908
Spok Holdings, Inc.	4,739	86,819

Total Wireless Telecommunication Services		174,727

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $34,934,379)		34,376,178
Cash and Other Assets in Excess of Liabilities - 0.3%		112,614

NET ASSETS - 100.0%		$34,488,792

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS - 98.7%

United Kingdom - 98.7%

Aerospace & Defense - 2.8%
BAE Systems PLC	71,063	$523,280
Cobham PLC	21,162	88,332
Meggitt PLC	10,649	58,811
QinetiQ Group PLC	7,214	28,804
Rolls-Royce Holdings PLC*	19,621	166,287
Senior PLC	3,759	12,726
Ultra Electronics Holdings PLC	756	22,018

Total Aerospace & Defense		900,258

Airlines - 0.4%
easyJet PLC	5,547	142,258

Auto Components - 0.3%
GKN PLC	18,123	82,378

Banks - 6.7%
Barclays PLC	191,576	618,095
BGEO Group PLC	542	15,210
HSBC Holdings PLC	196,765	1,555,044

Total Banks		2,188,349

Beverages - 8.0%
Britvic PLC	3,689	39,556
Diageo PLC	37,684	1,031,146
SABMiller PLC	25,691	1,540,955

Total Beverages		2,611,657

Biotechnology - 0.1%
Abcam PLC	1,621	15,888
Genus PLC	377	8,635

Total Biotechnology		24,523

Building Products - 0.1%
James Halstead PLC	2,356	16,546

Capital Markets - 1.7%
Aberdeen Asset Management PLC	28,637	122,150
ICAP PLC	12,293	92,315
Investec PLC	9,615	67,938
Man Group PLC	32,613	84,360
Schroders PLC	2,640	115,799
Schroders PLC Non-Voting Shares	896	29,912
Tullett Prebon PLC	5,039	27,636

Total Capital Markets		540,110

Chemicals - 0.8%
Croda International PLC	1,505	67,478
Elementis PLC	3,719	12,558
Essentra PLC	2,100	25,628
Johnson Matthey PLC	2,081	81,495
Synthomer PLC	3,607	16,911
Victrex PLC	2,009	53,418

Total Chemicals		257,488

Commercial Services & Supplies - 0.6%
Aggreko PLC	2,237	30,136
Berendsen PLC	2,199	34,972
G4S PLC	23,449	77,936
HomeServe PLC	3,578	21,817
Rentokil Initial PLC	15,588	36,599

Total Commercial Services & Supplies		201,460

Communications Equipment - 0.0%
Pace PLC	1,903	11,651

Construction & Engineering - 0.2%
Carillion PLC(a)	11,488	51,287
Keller Group PLC	979	12,027

Total Construction & Engineering		63,314

Containers & Packaging - 0.6%
DS Smith PLC	12,641	73,911
Rexam PLC	10,436	92,982
RPC Group PLC	2,293	28,153

Total Containers & Packaging		195,046

Distributors - 0.2%
Inchcape PLC	5,169	59,806

Diversified Financial Services - 0.5%
IG Group Holdings PLC	6,998	82,773
London Stock Exchange Group PLC	1,618	65,438

Total Diversified Financial Services		148,211

Diversified Telecommunication Services - 2.7%
BT Group PLC	97,254	676,147
Cable & Wireless Communications PLC	73,097	80,049
Inmarsat PLC	7,215	120,911

Total Diversified Telecommunication Services		877,107

Electronic Equipment, Instruments & Components - 0.5%
Electrocomponents PLC	10,420	36,598
Halma PLC	2,667	34,002
Laird PLC	3,953	20,678
Premier Farnell PLC	9,899	14,298
Renishaw PLC	655	18,150
Spectris PLC	1,218	32,350

Total Electronic Equipment, Instruments & Components		156,076

Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	9,658	61,053
Hunting PLC	2,259	10,172
John Wood Group PLC	4,420	39,902

Total Energy Equipment & Services		111,127

Food Products - 1.0%
Associated British Foods PLC	4,343	213,926
Tate & Lyle PLC	11,265	99,455

Total Food Products		313,381

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	7,956	141,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2015

Investments	Shares	Value
Health Care Providers & Services - 0.1%
Al Noor Hospitals Group PLC	848	$13,849
NMC Health PLC	452	5,599

Total Health Care Providers & Services		19,448

Hotels, Restaurants & Leisure - 2.0%
Betfair Group PLC	422	24,257
Carnival PLC	2,134	121,597
Compass Group PLC	20,194	349,726
InterContinental Hotels Group PLC	2,120	83,054
Merlin Entertainments PLC(b)	7,048	47,318
Millennium & Copthorne Hotels PLC	3,863	26,385
SSP Group PLC	1,471	7,046

Total Hotels, Restaurants & Leisure		659,383

Household Products - 2.6%
PZ Cussons PLC	4,548	19,091
Reckitt Benckiser Group PLC	8,756	810,593

Total Household Products		829,684

Industrial Conglomerates - 0.3%
Smiths Group PLC	6,698	92,749

Insurance - 5.2%
Amlin PLC	13,345	130,505
Aviva PLC	49,929	379,726
Jardine Lloyd Thompson Group PLC	2,875	39,197
Old Mutual PLC	99,642	262,737
Prudential PLC	28,548	644,197
RSA Insurance Group PLC	2,549	16,024
Standard Life PLC	36,271	208,333

Total Insurance		1,680,719

Internet Software & Services - 0.1%
Telecity Group PLC	1,114	20,606

IT Services - 0.1%
Computacenter PLC	1,519	19,075

Machinery - 0.9%
Bodycote PLC	4,476	37,505
IMI PLC	4,212	53,482
Melrose Industries PLC	15,169	65,038
Morgan Advanced Materials PLC	3,985	14,531
Rotork PLC	8,612	23,191
Spirax-Sarco Engineering PLC	700	33,872
Vesuvius PLC	4,929	24,199
Weir Group PLC (The)	2,432	35,845

Total Machinery		287,663

Media - 1.8%
Cineworld Group PLC	3,815	31,629
Daily Mail & General Trust PLC Class A Non-Voting Shares	3,919	40,434
Informa PLC	9,468	85,543
Pearson PLC	15,998	173,545
RELX PLC	14,487	255,588

Total Media		586,739

Metals & Mining - 5.4%
Acacia Mining PLC	1,420	3,767
Antofagasta PLC	8,286	57,315
BHP Billiton PLC	62,145	696,126
Evraz PLC*(a)	19,140	20,664
Fresnillo PLC	909	9,486
Rio Tinto PLC	32,937	960,965

Total Metals & Mining		1,748,323

Multi-Utilities - 5.2%
Centrica PLC	127,002	408,258
National Grid PLC	93,671	1,294,328

Total Multi-Utilities		1,702,586

Oil, Gas & Consumable Fuels - 14.9%
BG Group PLC	29,085	422,254
BP PLC	279,174	1,456,620
James Fisher & Sons PLC	308	5,302
Nostrum Oil & Gas PLC	2,447	14,603
Royal Dutch Shell PLC Class A	65,750	1,478,830
Royal Dutch Shell PLC Class B	64,843	1,474,678

Total Oil, Gas & Consumable Fuels		4,852,287

Paper & Forest Products - 0.2%
Mondi PLC	3,880	76,288

Personal Products - 2.6%
Unilever PLC	19,793	853,745

Pharmaceuticals - 11.0%
AstraZeneca PLC	25,596	1,741,619
Dechra Pharmaceuticals PLC	648	10,439
GlaxoSmithKline PLC	88,960	1,800,252
Hikma Pharmaceuticals PLC	752	25,504

Total Pharmaceuticals		3,577,814

Professional Services - 0.4%
Hays PLC	12,283	26,414
Intertek Group PLC	1,533	62,746
Michael Page International PLC	2,951	21,064
WS Atkins PLC	1,055	25,284

Total Professional Services		135,508

Real Estate Investment Trusts (REITs) - 0.5%
Hammerson PLC	10,042	88,806
Segro PLC	11,687	73,966

Total Real Estate Investment Trusts (REITs)		162,772

Real Estate Management & Development - 0.1%
Savills PLC	1,680	21,939

Road & Rail - 0.1%
National Express Group PLC	8,492	41,654
Northgate PLC	1,080	6,264

Total Road & Rail		47,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2015

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	4,326	$66,248

Software - 0.5%
AVEVA Group PLC	412	9,825
Fidessa Group PLC	633	18,688
Micro Focus International PLC	1,619	38,061
Sage Group PLC (The)	12,369	110,022

Total Software		176,596

Specialty Retail - 0.6%
Dixons Carphone PLC	5,240	38,616
JD Sports Fashion PLC	1,091	16,740
Kingfisher PLC	30,792	149,541

Total Specialty Retail		204,897

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	4,148	73,059
Ted Baker PLC	266	11,715

Total Textiles, Apparel & Luxury Goods		84,774

Tobacco - 9.9%
British American Tobacco PLC	35,737	1,986,290
Imperial Tobacco Group PLC	23,588	1,246,896

Total Tobacco		3,233,186

Trading Companies & Distributors - 0.5%
Ashtead Group PLC	2,727	44,976
Bunzl PLC	3,040	84,460
Diploma PLC	1,349	15,131
SIG PLC	7,104	15,036

Total Trading Companies & Distributors		159,603

Transportation Infrastructure - 0.1%
BBA Aviation PLC	10,077	28,086

Wireless Telecommunication Services - 5.2%
Vodafone Group PLC	521,344	1,698,184

TOTAL COMMON STOCKS (Cost: $36,320,063)		32,069,220

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
United States - 0.2%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(c) (Cost: $72,202)(d)	72,202	72,202

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $36,392,265)		32,141,422
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.1%		351,676

NET ASSETS - 100.0%		$32,493,098

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2015.
(d)	At December 31, 2015, the total market value of the Fund’s securities on loan was $68,351 and the total market value of the collateral held by the Fund was $72,202.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2015

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
1/5/2016	GBP	5,077,131	USD	7,643,367	$160,183
1/5/2016	GBP	5,076,929	USD	7,643,367	160,481
1/5/2016	GBP	5,076,524	USD	7,643,367	161,077
1/5/2016	GBP	3,868,043	USD	5,823,521	122,411
1/5/2016	GBP	5,077,054	USD	7,643,367	160,297
1/5/2016	USD	2,426,466	GBP	1,616,898	(43,320)
1/5/2016	USD	604,996	GBP	406,319	(6,122)
1/5/2016	USD	8,241,286	GBP	5,591,202	(413)
1/5/2016	USD	8,374,747	GBP	5,681,878	(226)
1/5/2016	USD	8,374,747	GBP	5,682,202	251
1/5/2016	USD	8,374,747	GBP	5,681,747	(420)
2/2/2016	GBP	5,468,304	USD	8,060,548	171
2/2/2016	GBP	5,557,025	USD	8,191,082	(70)
2/2/2016	GBP	5,557,322	USD	8,191,082	(510)
2/2/2016	GBP	5,556,855	USD	8,191,082	180

					$713,970

CURRENCY LEGEND

GBP	British pound

USD	U.S. dollar

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2015, the Trust offered 86 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”) (formerly, WisdomTree China Dividend ex-Financials Fund)	September 19, 2012
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”) (formerly, WisdomTree Emerging Markets Equity Income Fund)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”) (formerly, WisdomTree Emerging Markets Dividend Growth Fund)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”) (formerly, WisdomTree Europe Dividend Growth Fund)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Hedged Dividend Fund (“Global ex-U.S. Hedged Dividend Fund”)	June 4, 2015
WisdomTree Global ex-U.S. Hedged Real Estate Fund (“Global ex-U.S. Hedged Real Estate Fund”)	October 29, 2015
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree Global ex-U.S. Dividend Growth Fund)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”) (formerly, WisdomTree Global Equity Income Fund)	June 16, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree High Dividend Fund (“High Dividend Fund”) (formerly, WisdomTree Equity Income Fund)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”) (formerly, WisdomTree DEFA Fund)	June 16, 2006
WisdomTree International Hedged Equity Fund (“International Hedged Equity Fund”)	July 9, 2015
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”) (formerly, WisdomTree International Hedged Dividend Growth Fund)	May 7, 2014
WisdomTree International Hedged SmallCap Dividend Fund (“International Hedged SmallCap Dividend Fund”)	June 4, 2015
WisdomTree International High Dividend Fund (“International High Dividend Fund”) (formerly, WisdomTree DEFA Equity Income Fund)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Capital Goods Fund (“Japan Hedged Capital Goods Fund”)	April 8, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund”)	April 8, 2014
WisdomTree Japan Hedged Health Care Fund (“Japan Hedged Health Care Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund”) (formerly, WisdomTree Japan Hedged Dividend Growth Fund)	April 9, 2015
WisdomTree Japan Hedged Real Estate Fund (“Japan Hedged Real Estate Fund”)	April 8, 2014
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged Tech, Media and Telecom Fund (“Japan Hedged Tech, Media and Telecom Fund”)	April 8, 2014

Notes to Schedule of Investments (unaudited)(continued)

Fund	Commencement of Operations
WisdomTree Japan Quality Dividend Growth Fund (“Japan Quality Dividend Growth Fund”) (formerly, WisdomTree Japan Dividend Growth Fund)	May 28, 2015
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. Dividend Growth Fund)	May 22, 2013
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”) (formerly, WisdomTree U.S. SmallCap Dividend Growth Fund)	July 25, 2013
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The consolidated schedule of investments of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except for the Korea Hedged Equity Fund, which values forward foreign currency contracts daily using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)(continued)

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$42,578,205	$—	$—
Exchange-Traded Funds and Notes	1,566,462	—	—
Investment of Cash Collateral for Securities Loaned	—	397,743	—

Total	$44,144,667	$397,743	$—

Notes to Schedule of Investments (unaudited)(continued)

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$31,648,919	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,604,311	—

Total	$31,648,919	$1,604,311	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Pharmaceuticals	$393,174	$—	$21,395	**
Real Estate Management & Development	565,019	141,759	—
Semiconductors & Semiconductor Equipment	63,037	—	6,477	**
Other*	8,812,551	—	—
Rights	—	215	—
Investment of Cash Collateral for Securities Loaned	—	756,308	—

Total	$9,833,781	$898,282	$27,872

Unrealized Appreciation on Forward Foreign Currency Contracts	—	0	—

Total - Net	$9,833,781	$898,282	$27,872

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,909,665	$—	$—
Rights	—	67	—
Exchange-Traded Fund	5,162	—	—
Investment of Cash Collateral for Securities Loaned	—	102,805	—

Total	$6,914,827	$102,872	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,199)	—

Total - Net	$6,914,827	$101,673	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$893,000,736	$—	$—
Exchange-Traded Funds	7,452,875	—	—

Total	$900,453,611	$—	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$127,699,683	$—	$—
Exchange-Traded Fund	129,276	—	—

Total	$127,828,959	$—	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,585,876	$—	$—
Warrants	49	—	—
Investment of Cash Collateral for Securities Loaned	—	75,193	—

Total	$11,585,925	$75,193	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	0	—
Total - Net	$11,585,925	$75,193	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$576,865	$7,387	$22,256	**
Other*	1,457,500	—	—
Rights
Brazil	—	4	—
Hong Kong	—	11	—
Other	55	—	—
Investment of Cash Collateral for Securities Loaned	—	580	—
Total	$2,034,420	$7,982	$22,256

Unrealized Appreciation on Forward Foreign Currency Contracts	—	11	—

Total - Net	$2,034,420	$7,993	$22,256

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Thailand	$81,005,920	$1,733,797	$—
Other*	1,188,784,754	—	—
Exchange-Traded Fund	727,880	—	—
Investment of Cash Collateral for Securities Loaned	—	28,679,252	—

Total	$1,270,518,554	$30,413,049	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	16,472	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16,103)	—

Total - Net	$1,270,518,554	$30,413,418	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,863,263	$—	$—
Warrants	—	0	—
Exchange-Traded Note	1,440,262	—	—
Investment of Cash Collateral for Securities Loaned	—	1,298,108	—

Total	$35,303,525	$1,298,108	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Thailand	$66,199,344	$4,921,263	$—
Other*	797,121,548	—	—
Warrants	—	0	—
Exchange-Traded Funds and Notes	8,438,332	—	—
Investment of Cash Collateral for Securities Loaned	—	39,487,251	—

Total	$871,759,224	$44,408,514	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	20,084	—

Total - Net	$871,759,224	$44,428,598	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,103,883,851	$—	$—
Investment of Cash Collateral for Securities Loaned	—	263,437,092	—

Total	$17,103,883,851	$263,437,092	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	24,825,739	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(613,150,942)	—

Total - Net	$17,103,883,851	$(324,888,111)	$—

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$242,691,509	$—	$—
Rights	15,959	—	—
Investment of Cash Collateral for Securities Loaned	—	9,968,685	—

Total	$242,707,468	$9,968,685	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,507	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,952,827)	—

Total - Net	$242,707,468	$3,018,365	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,998,082	$—	$—
Investment of Cash Collateral for Securities Loaned	—	108,556	—

Total	$17,998,082	$108,556	$—

Notes to Schedule of Investments (unaudited)(continued)

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*
Spain	$23,925,748	$—	$0	**
United Kingdom	254,292,827	1,493,647	—
Other*	689,612,989	—	—
Rights	79,058	—	—
Exchange-Traded Fund	293,785	—	—
Investment of Cash Collateral for Securities Loaned	—	49,922,738	—

Total	$968,204,407	$51,416,385	$0

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—

Total - Net	$968,204,407	$51,416,384	$0

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$260,999,539	$—	$—
Investment of Cash Collateral for Securities Loaned	—	2,497,448	—

Total	$260,999,539	$2,497,448	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	12,072	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,116,108)	—

Total - Net	$260,999,539	$(5,606,588)	$—

Global ex-U.S. Hedged Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,640,920	$—	$—
Rights	—	—	0	**
Exchange-Traded Note	104,579	—	—
Investment of Cash Collateral for Securities Loaned	—	38,217	—

Total	$6,745,499	$38,217	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	54,467	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(105,830)	—

Total - Net	$6,745,499	$(13,146)	$0

Global ex-U.S. Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
China	$427,821	$10,637	$—
Other*	1,977,142	—	—
Rights	—	18	—
Exchange-Traded Note	513	—	—

Total	$2,405,476	$10,655	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	17,434	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16,011)	—

Total - Net	$2,405,476	$12,078	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$74,555,772	$—	$—
Exchange-Traded Funds and Notes	2,263,869	—	—
Investment of Cash Collateral for Securities Loaned	—	3,006,636	—

Total	$76,819,641	$3,006,636	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	715	—

Total - Net	$76,819,641	$3,007,351	$—

Notes to Schedule of Investments (unaudited)(continued)

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks
China	$18,120,821	$511,768	$—
Other*	83,735,606	—	—
Rights	—	795	—
Exchange-Traded Funds and Notes	112,080	—	—
Investment of Cash Collateral for Securities Loaned	—	6,907,159	—

Total	$101,968,507	$7,419,722	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,000,316	$—	$—
Exchange-Traded Funds and Notes	145,927	—	—
Investment of Cash Collateral for Securities Loaned	—	1,055,937	—

Total	$16,146,243	$1,055,937	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	757	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4)	—

Total - Net	$16,146,243	$1,056,690	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$3,015,940	$24,229	$—
Other*	81,217,616	—	—
Rights
Brazil	—	170	—
Other	4,029	—	—
Exchange-Traded Funds	106,981	—	—
Investment of Cash Collateral for Securities Loaned	—	1,142,266	—

Total	$84,344,566	$1,166,665	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,128,307	$—	$—
Rights	4,388	—	—
Exchange-Traded Note	164,173	—	—
Investment of Cash Collateral for Securities Loaned	—	725,609	—

Total	$14,296,868	$725,609	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	55	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1)	—

Total - Net	$14,296,868	$725,663	$—

High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$906,282,253	$—	$—
Exchange-Traded Fund	194,967	—	—
Investment of Cash Collateral for Securities Loaned	—	354,592	—

Total	$906,477,220	$354,592	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,584,101,266	$—	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$238,061,241	$—	$—
Rights	123,862	—	—
Exchange-Traded Fund	847,619	—	—
Investment of Cash Collateral for Securities Loaned	—	3,278,127	—

Total	$239,032,722	$3,278,127	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(76)	—

Total - Net	$239,032,722	$3,278,051	$—

Notes to Schedule of Investments (unaudited)(continued)

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$12,374,605	$30,630	$—
Other*	612,199,134	—	—
Rights	46,609	—	—
Exchange-Traded Fund	34,355	—	—
Investment of Cash Collateral for Securities Loaned	—	13,459,470	—

Total	$624,654,703	$13,490,100	$—

International Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$94,628	$1,043	$—
Other*	4,756,150	—	—
Rights	454	—	—
Investment of Cash Collateral for Securities Loaned	—	41,236	—

Total	$4,851,232	$42,279	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	26,640	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(81,957)	—

Total - Net	$4,851,232	$(13,038)	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks
United Kingdom	$151,004,922	$328,562	$—
Other*	483,426,601	—	—
Investment of Cash Collateral for Securities Loaned	—	4,777,502	—

Total	$634,431,523	$5,106,064	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,088,121	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10,654,580)	—

Total - Net	$634,431,523	$(2,460,395)	$—

International Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$1,154,331	$—	$—

Total	$1,154,331	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	17,913	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(43,250)	—

Total - Net	$1,154,331	$(25,337)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$280,813,131	$—	$—
Rights	40,866	—	—
Investment of Cash Collateral for Securities Loaned	—	5,742,026	—

Total	$280,853,997	$5,742,026	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	476	—

Total - Net	$280,853,997	$5,742,502	$—

Notes to Schedule of Investments (unaudited)(continued)

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$376,672,776	$—	$—
Rights	40,969	—	—
Investment of Cash Collateral for Securities Loaned	—	3,879,295	—

Total	$376,713,745	$3,879,295	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	429	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4)	—

Total - Net	$376,713,745	$3,879,720	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$153,301,777	$—	$—
Rights	—	—	0	**
Investment of Cash Collateral for Securities Loaned	—	5,632,664	—

Total	$153,301,777	$5,632,664	$0

Unrealized Appreciation on Forward Foreign Currency Contracts	—	230	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—

Total - Net	$153,301,777	$5,632,892	$0

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$31,421,730	$2,558,023	$—
Spain	7,436,639	—	0	**
United Kingdom	175,717,396	766,810	—
Other*	858,370,211	—	—
Rights	25,350	—	—
Exchange-Traded Funds	43,931	—	—
Investment of Cash Collateral for Securities Loaned	—	88,212,549	—

Total	$1,073,015,257	$91,537,382	$0

Japan Hedged Capital Goods Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,507,230	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,225	—

Total	$2,507,230	$14,225	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	593	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(63,355)	—

Total - Net	$2,507,230	$(48,537)	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,978,849,366	$—	$—
Investment of Cash Collateral for Securities Loaned	—	312,910,623	—

Total	$14,978,849,366	$312,910,623	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	30,767,820	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(405,529,669)	—

Total - Net	$14,978,849,366	$(61,851,226)	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$25,273,180	$—	$—
Investment of Cash Collateral for Securities Loaned	—	332,901	—

Total	$25,273,180	$332,901	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	26,929	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(651,373)	—

Total - Net	$25,273,180	$(291,543)	$—

Notes to Schedule of Investments (unaudited)(continued)

Japan Hedged Health Care Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,145,727	$—	$—
Investment of Cash Collateral for Securities Loaned	—	404,753	—

Total	$21,145,727	$404,753	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	21,401	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(541,960)	—

Total - Net	$21,145,727	$(115,806)	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,493,636	$—	$—
Investment of Cash Collateral for Securities Loaned	—	814,251	—

Total	$17,493,636	$814,251	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	89,653	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(602,719)	—

Total - Net	$17,493,636	$301,185	$—

Japan Hedged Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,020,717	$—	$—
Investment of Cash Collateral for Securities Loaned	—	927,276	—

Total	$20,020,717	$927,276	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	13,856	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(740,157)	—

Total - Net	$20,020,717	$200,975	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$184,589,514	$—	$—
Investment of Cash Collateral for Securities Loaned	—	14,668,274	—

Total	$184,589,514	$14,668,274	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	118,063	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(4,711,916)	—

Total - Net	$184,589,514	$10,074,421	$—

Japan Hedged Tech, Media and Telecom Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,658,287	$—	$—
Investment of Cash Collateral for Securities Loaned	—	278,173	—

Total	$2,658,287	$278,173	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,557	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(103,779)	—

Total - Net	$2,658,287	$178,951	$—

Japan Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,372,666	$—	$—
Investment of Cash Collateral for Securities Loaned	—	10,613	—

Total	$2,372,666	$10,613	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—

Total - Net	$2,372,666	$10,611	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$388,927,999	$—	$—
Exchange-Traded Fund	1,022,283	—	—
Investment of Cash Collateral for Securities Loaned	—	21,768,320	—

Total	$389,950,282	$21,768,320	$—

Notes to Schedule of Investments (unaudited)(continued)

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,005,386	$—	$—
Rights	—	64,227	—
Investment of Cash Collateral for Securities Loaned	—	219,896	—

Total	$20,005,386	$284,123	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	386,978	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(14,478)	—

Total - Net	$20,005,386	$656,623	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,725,595,328	$—	$—
Exchange-Traded Fund	6,083,852	—	—

Total	$1,731,679,180	$—	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$37,918,698	$—	$—
Exchange-Traded Funds	21,200	—	—
Investment of Cash Collateral for Securities Loaned	—	232,877	—

Total	$37,939,898	$232,877	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,503,637,418	$—	$—
Exchange-Traded Fund	1,852,295	—	—
Investment of Cash Collateral for Securities Loaned	—	1,531,501	—

Total	$1,505,489,713	$1,531,501	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$689,870,526	$—	$—
Exchange-Traded Fund	2,379,715	—	—

Total	$692,250,241	$—	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
United Arab Emirates	$5,346,393	$291,485	$—
Other*	18,043,530	—	—
Convertible Bonds	—	22,207	—

Total	$23,389,923	$313,692	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(93)	—

Total - Net	$23,389,923	$313,599	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$73,538,403	$135,655	$—
Other*	1,065,564,477	—	—
Exchange-Traded Fund	8,362,493	—	—
Investment of Cash Collateral for Securities Loaned	—	3,378,958	—

Total	$1,147,465,373	$3,514,613	$—

Notes to Schedule of Investments (unaudited)(continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$362,291,985	$—	$—
Exchange-Traded Fund	639,608	—	—

Total	$362,931,593	$—	$—

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$489,009,698	$—	$—
Exchange-Traded Fund	267,441	—	—
Investment of Cash Collateral for Securities Loaned	—	313,838	—

Total	$489,277,139	$313,838	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$63,667,748	$—	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$548,288,376	$—	$—

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$34,376,178	$—	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Communications Equipment	$—	$11,651	$—
Other*	32,057,569	—	—
Investment of Cash Collateral for Securities Loaned	—	72,202	—

Total	$32,057,569	$83,853	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	765,051	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(51,081)	—

Total - Net	$32,057,569	$797,823	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or by country.
**	Security is being fair valued by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during period ended December 31, 2015. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

	Transfers from Level 1 to Level 2[1]	Transfers from Level 1 to Level 3[2]	Transfers from Level 2 to Level 1[3]
China ex-State-Owned Enterprises Fund	$—	$478,680	$75,019
Emerging Markets Consumer Growth Fund	—	—	59,942
Emerging Markets ex-State-Owned Enterprises Fund	—	117,995	11,670
Emerging Markets High Dividend Fund	1,571,626	—	—
Emerging Markets SmallCap Dividend Fund	10,707,648	—	1,173,629
Europe SmallCap Dividend Fund	892,042	—	—
International SmallCap Dividend Fund	1,656,514	—	972,986
Middle East Dividend Fund	709,761	—	—
SmallCap Dividend Fund	—	—	66,688
United Kingdom Hedged Equity Fund	7,457	—	—

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of December 31, 2015.
[2]	Transfers from Level 1 to Level 3 are as a result of the unavailability of a quoted price in an active market for identical investments as of December 31, 2015.
[3]	Transfers from Level 2 to Level 1 are as a result of the availability of a quoted price in an active market for identical investments as of December 31, 2015.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
China
Emerging Markets ex-State-Owned Enterprises Fund
Balance as of March 31, 2015	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(95,739)
Purchases	—
Sales	—
Transfers into Level 3	117,995
Transfers out of Level 3	—

Balance as of December 31, 2015	$22,256

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2015 is:	(95,739)

The following is a summary of the significant unobservable inputs used as of December 31, 2015 in valuing Level 3 securities:

Fund	Fair Value	Valuation Technique	Unobservable Input	Range of Input Values		Weighted Average of Input Values	Impact to Fair Value from an Increase in Input
Emerging Markets ex-State-Owned Enterprises Fund
Common Stocks
China	$20,940	Market Approach	Last Close	4.41 HKD	4.41 HKD	4.41 HKD	Increase
			Discount to Last Close	0%	20%	9.32%	Decrease
	1,316	Market Approach	Broker Quote	0.10 HKD	0.10 HKD	0.10 HKD	Increase

Total	$22,256

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended December 31, 2015 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into forward foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2015, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended December 31, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$17,313	$11,720
Australia Dividend Fund
Foreign exchange contracts	—	5,570
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	—	3,219
Commodity Country Equity Fund
Foreign exchange contracts	5,742	17,122
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	598	298,291
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	8,412	13,841
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,493,799	3,822,197
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	656	24,286

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	$1,333,256	$2,276,462
Europe Hedged Equity Fund
Foreign exchange contracts	20,406,817,691	39,943,693,246
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	220,209,955	428,166,046
Europe Quality Dividend Growth Fund
Foreign exchange contracts	576	3,196
Europe SmallCap Dividend Fund
Foreign exchange contracts	345,844	328,677
Germany Hedged Equity Fund
Foreign exchange contracts	341,918,775	665,623,096
Global ex-U.S. Hedged Dividend Fund[1]
Foreign exchange contracts	6,820,981	13,215,579
Global ex-U.S. Hedged Real Estate Fund[2]
Foreign exchange contracts	2,458,820	4,861,273
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	91,611
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	120,096	102,843
Global ex-U.S. Utilities Fund
Foreign exchange contracts	3,139	10,593
Global High Dividend Fund
Foreign exchange contracts	84,909	80,028
Global Natural Resources Fund
Foreign exchange contracts	18,049	21,912
India Earnings Fund (consolidated)
Foreign exchange contracts	—	393,380
International Dividend ex-Financials Fund
Foreign exchange contracts	5,138	124,477
International Equity Fund
Foreign exchange contracts	91,084	430,298
International Hedged Equity Fund[3]
Foreign exchange contracts	3,459,820	6,881,462
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	445,735,647	884,470,614
International Hedged SmallCap Dividend Fund[1]
Foreign exchange contracts	2,626,420	4,901,771
International High Dividend Fund
Foreign exchange contracts	221,883	297,737
International LargeCap Dividend Fund
Foreign exchange contracts	87,673	161,569

Notes to Schedule of Investments (unaudited)(continued)

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
International MidCap Dividend Fund
Foreign exchange contracts	$26,812	$60,244
International SmallCap Dividend Fund
Foreign exchange contracts	153,378	766,343
Japan Hedged Capital Goods Fund
Foreign exchange contracts	2,707,020	5,390,309
Japan Hedged Equity Fund
Foreign exchange contracts	17,309,016,185	34,023,840,180
Japan Hedged Financials Fund
Foreign exchange contracts	25,084,699	49,044,683
Japan Hedged Health Care Fund
Foreign exchange contracts	10,425,383	20,476,160
Japan Hedged Quality Dividend Growth Fund[4]
Foreign exchange contracts	20,022,900	38,515,087
Japan Hedged Real Estate Fund
Foreign exchange contracts	32,891,739	63,198,950
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	171,986,884	375,987,150
Japan Hedged Tech, Media and Telecom Fund
Foreign exchange contracts	4,366,686	8,565,732
Japan Quality Dividend Growth Fund[5]
Foreign exchange contracts	—	366
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	92,756
Korea Hedged Equity Fund
Foreign exchange contracts	22,442,400	47,791,522
Middle East Dividend Fund
Foreign exchange contracts	9,417	43,601
United Kingdom Hedged Equity Fund
Foreign exchange contracts	34,750,004	68,956,689

[1]	For the period June 4, 2015 (commencement of operations) through December 31, 2015.
[2]	For the period October 29, 2015 (commencement of operations) through December 31, 2015.
[3]	For the period July 9, 2015 (commencement of operations) through December 31, 2015.
[4]	For the period April 9, 2015 (commencement of operations) through December 31, 2015.
[5]	For the period May 28, 2015 (commencement of operations) through December 31, 2015.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than Europe Hedged Equity Fund, Europe Hedged SmallCap Equity Fund, Germany Hedged Equity Fund, International Hedged Equity Fund, International

Notes to Schedule of Investments (unaudited)(continued)

Hedged Quality Dividend Growth Fund, International Hedged SmallCap Dividend Fund, Japan Hedged Capital Goods Fund, Japan Hedged Equity Fund, Japan Hedged Financials Fund, Japan Hedged Health Care Fund, Japan Hedged Quality Dividend Growth Fund, Japan Hedged Real Estate Fund, Japan Hedged SmallCap Equity Fund, Japan Hedged Tech, Media and Telecom Fund, Korea Hedged Equity Fund and the United Kingdom Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$49,219,706	$3,280,373	$(7,957,669)	$(4,677,296)
Australia Dividend Fund	40,595,863	2,962,323	(10,304,956)	(7,342,633)
China ex-State-Owned Enterprises Fund	11,232,786	713,947	(1,186,798)	(472,851)
Commodity Country Equity Fund	10,131,642	344,158	(3,458,101)	(3,113,943)
Dividend ex-Financials Fund	895,583,364	56,443,419	(51,573,172)	4,870,247
Earnings 500 Fund	115,511,609	16,629,208	(4,311,858)	12,317,350
Emerging Markets Consumer Growth Fund	13,539,540	529,476	(2,407,898)	(1,878,422)
Emerging Markets ex-State-Owned Enterprises Fund	2,303,764	122,903	(362,009)	(239,106)
Emerging Markets High Dividend Fund	1,813,663,561	31,864,757	(544,596,715)	(512,731,958)
Emerging Markets Quality Dividend Growth Fund	39,976,793	1,669,341	(5,044,501)	(3,375,160)
Emerging Markets SmallCap Dividend Fund	1,032,334,023	60,323,126	(176,489,411)	(116,166,285)
Europe Hedged Equity Fund	19,055,992,183	405,038,674	(2,093,709,914)	(1,688,671,240)
Europe Hedged SmallCap Equity Fund	256,835,352	17,746,771	(21,905,970)	(4,159,199)
Europe Quality Dividend Growth Fund	18,827,786	650,410	(1,371,558)	(721,148)
Europe SmallCap Dividend Fund	1,050,235,909	82,277,779	(112,892,896)	(30,615,117)

Notes to Schedule of Investments (unaudited)(continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Germany Hedged Equity Fund	$289,027,435	$7,474,232	$(33,004,680)	$(25,530,448)
Global ex-U.S. Hedged Dividend Fund	7,267,386	101,730	(585,400)	(483,670)
Global ex-U.S. Hedged Real Estate Fund	2,504,993	55,823	(144,685)	(88,862)
Global ex-U.S. Quality Dividend Growth Fund	80,245,122	6,042,324	(6,461,169)	(418,845)
Global ex-U.S. Real Estate Fund	118,115,068	8,780,729	(17,507,568)	(8,726,839)
Global ex-U.S. Utilities Fund	21,338,993	987,462	(5,124,275)	(4,136,813)
Global High Dividend Fund	88,449,200	4,552,920	(7,490,889)	(2,937,969)
Global Natural Resources Fund	23,460,656	144,335	(8,582,514)	(8,438,179)
High Dividend Fund	904,491,250	58,878,327	(56,537,765)	2,340,562
India Earnings Fund (consolidated)	1,460,102,201	258,084,340	(134,085,275)	123,999,065
International Dividend ex-Financials Fund	279,814,354	13,123,653	(50,627,158)	(37,503,505)
International Equity Fund	632,930,119	78,685,815	(73,471,131)	5,214,684
International Hedged Equity Fund	4,991,212	130,483	(228,184)	(97,701)
International Hedged Quality Dividend Growth Fund	649,790,196	19,246,572	(29,499,181)	(10,252,609)
International Hedged SmallCap Dividend Fund	1,262,611	—	(108,280)	(108,280)
International High Dividend Fund	312,038,522	24,435,669	(49,878,168)	(25,442,499)
International LargeCap Dividend Fund	392,097,977	36,632,133	(48,137,070)	(11,504,937)
International MidCap Dividend Fund	147,962,036	25,523,423	(14,551,018)	10,972,405
International SmallCap Dividend Fund	1,119,549,683	155,144,147	(110,141,191)	45,002,956
Japan Hedged Capital Goods Fund	2,685,300	89,749	(253,594)	(163,845)
Japan Hedged Equity Fund	15,284,213,569	1,045,761,883	(1,038,215,463)	7,546,420
Japan Hedged Financials Fund	27,698,550	189,126	(2,281,595)	(2,092,469)
Japan Hedged Health Care Fund	20,736,082	995,189	(180,791)	814,398
Japan Hedged Quality Dividend Growth Fund	18,945,872	457,531	(1,095,516)	(637,985)
Japan Hedged Real Estate Fund	22,567,467	937,008	(2,556,482)	(1,619,474)
Japan Hedged SmallCap Equity Fund	190,041,552	17,133,050	(7,916,814)	9,216,236
Japan Hedged Tech, Media and Telecom Fund	2,869,319	323,184	(256,043)	67,141
Japan Quality Dividend Growth Fund	2,473,435	94,004	(184,160)	(90,156)
Japan SmallCap Dividend Fund	369,553,639	55,869,388	(13,704,425)	42,164,963
Korea Hedged Equity Fund	22,152,303	1,505,227	(3,368,021)	(1,862,794)
LargeCap Dividend Fund	1,648,737,799	171,730,488	(88,789,107)	82,941,381
LargeCap Value Fund	34,881,966	3,508,729	(217,920)	3,290,809
MidCap Dividend Fund	1,467,353,112	112,762,228	(73,094,126)	39,668,102
MidCap Earnings Fund	683,266,675	42,789,233	(33,805,667)	8,983,566
Middle East Dividend Fund	26,485,384	1,356,176	(4,137,945)	(2,781,769)
SmallCap Dividend Fund	1,181,544,440	73,741,634	(104,306,088)	(30,564,454)
SmallCap Earnings Fund	371,596,793	27,124,397	(35,789,597)	(8,665,200)
Total Dividend Fund	443,684,801	68,297,889	(22,391,713)	45,906,176
Total Earnings Fund	60,573,918	6,756,229	(3,662,399)	3,093,830
U.S. Quality Dividend Growth Fund	548,354,479	27,674,022	(27,740,125)	(66,103)
U.S. SmallCap Quality Dividend Growth Fund	35,032,847	1,202,744	(1,859,413)	(656,669)
United Kingdom Hedged Equity Fund	36,617,211	1,080,684	(5,556,473)	(4,475,789)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2015 are as follows:

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2015	Dividend Income	Capital Gain Distributions
Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$577,138	$347,407	$207,005	$9,112	$—
Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$19,013	$192,097	$188,487	$5,162	$2,114	$—
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$2,992,839	$11,847,524	$11,187,271	$3,718,821	$54,409	$—
WisdomTree MidCap Dividend Fund	3,008,754	11,882,267	11,137,074	3,734,054	57,096	17,402

Total	$6,001,593	$23,729,791	$22,324,345	$7,452,875	$111,505	$17,402

Notes to Schedule of Investments (unaudited)(continued)

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2015	Dividend Income	Capital Gain Distributions
Earnings 500 Fund
WisdomTree High Dividend Fund	$158,834	$1,698,904	$1,685,530	$129,276	$11,656	$—
Emerging Markets High Dividend Fund
WisdomTree Global High Dividend Fund	$2,103,933	$7,934,875	$9,210,264	$727,880	$65,770	$—
Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets High Dividend Fund	$115,388	$25,260,520	$21,617,341	$2,902,717	$285,356	$—
Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$940,186	$10,084,988	$10,533,782	$293,785	$85,268	$—
Global High Dividend Fund
WisdomTree High Dividend Fund	$36,948	$918,227	$929,477	$26,859	$2,834	$—
WisdomTree International High Dividend Fund	108,896	2,762,862	2,757,690	80,122	21,118	—

Total	$145,844	$3,681,089	$3,687,167	$106,981	$23,952	$—

Global ex-U.S. Quality Dividend Growth Fund
WisdomTree Emerging Markets High Dividend Fund	$47,982	$442,229	$324,332	$138,520	$5,771	$—
WisdomTree International Equity Fund	70,241	645,198	484,852	211,472	7,068	—

Total	$118,223	$1,087,427	$809,184	$349,992	$12,839	$—

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$1,724,436	$1,558,545	$87,410	$10,724	$—
Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$21,659	$206,777	$213,557	$10,782	$1,872	$—
Global Natural Resources Fund
WisdomTree Global High Dividend Fund	$8,735	$319,907	$324,515	$—	$2,602	$—
High Dividend Fund
WisdomTree Total Dividend Fund	$1,968,955	$11,740,145	$13,392,117	$194,967	$48,106	$—
International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$217,173	$7,934,299	$7,104,831	$847,619	$103,342	$—
International Equity Fund
WisdomTree International Dividend ex-Financials Fund	$1,935,496	$14,721,972	$16,486,960	$34,355	$161,583	$—
International Hedged SmallCap Dividend Fund[1]
WisdomTree International SmallCap Dividend Fund	$—	$3,738,967	$2,389,776	$1,154,331	$58,667	$—
International High Dividend Fund
WisdomTree International LargeCap Dividend Fund	$409,180	$9,374,359	$9,710,816	$—	$109,986	$—
International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$531,164	$5,250,286	$5,565,714	$—	$55,189	$—

Notes to Schedule of Investments (unaudited)(concluded)

Fund	Value at 3/31/2015	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2015	Dividend Income	Capital Gain Distributions
International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$285,049	$680,578	$941,913	$—	$5,818	$—
WisdomTree Japan Hedged Equity Fund	287,065	669,154	934,516	—	10,858	5,080

Total	$572,114	$1,349,732	$1,876,429	$—	$16,676	$5,080

International SmallCap Dividend Fund
WisdomTree Europe SmallCap Dividend Fund	$3,658,097	$12,402,901	$16,118,806	$24,248	$26,145	$—
WisdomTree Japan SmallCap Dividend Fund	3,007,859	10,236,661	13,284,367	19,683	12,947	—

Total	$6,665,956	$22,639,562	$29,403,173	$43,931	$39,092	$—

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$258,844	$4,709,894	$3,692,080	$1,022,283	$59,270	$66,740
LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$2,427,941	$22,725,129	$19,024,673	$6,083,852	$91,552	$—
LargeCap Value Fund
WisdomTree Earnings 500 Fund	$34,983	$199,943	$209,762	$14,839	$2,308	$—
WisdomTree MidCap Earnings Fund	15,154	85,479	87,211	6,361	562	—

Total	$50,137	$285,422	$296,973	$21,200	$2,870	$—

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$2,739,441	$27,799,138	$28,582,113	$1,852,295	$63,634	$—
MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$2,841,673	$7,092,002	$7,289,468	$2,379,715	$66,827	$19,516
SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$1,781,942	$28,448,010	$21,736,214	$8,362,493	$128,969	$57,850
SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,153,993	$2,661,256	$3,055,828	$639,608	$16,537	$—
Total Dividend Fund
WisdomTree Total Earnings Fund	$1,129,266	$3,729,537	$4,571,303	$267,441	$16,913	$—

[1]	For the period June 4, 2015 (commencement of operations) through December 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 26, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 26, 2016

* Print the name and title of each signing officer under his or her signature.